UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2006 – March 31, 2007

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2007 SEMIANNUAL REPORT

TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

INSTITUTIONAL, RETIREMENT AND RETAIL CLASSES

MARCH 31, 2007

Financial statements (unaudited) including

summary portfolios of investments

Growth Equity

Growth & Income

International Equity

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Large-Cap Growth Index

Large-Cap Value Index

Equity Index

S&P 500 Index

Mid-Cap Growth Index

Mid-Cap Value Index

Mid-Cap Blend Index

Small-Cap Growth Index

Small-Cap Value Index

Small-Cap Blend Index

International Equity Index

Social Choice Equity

Real Estate Securities

Managed Allocation II

Bond

Bond Plus II

Short-Term Bond II

High-Yield II

Tax-Exempt Bond II

Inflation-Linked Bond

Money Market

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www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF MARCH 31, 2007

	Average annual total return

Fund Class (inception)	1 year	5 years	since inception

EQUITIES
Growth Equity Fund
Institutional Class (7/1/99)	4.29%	2.44%	–2.91%

Growth & Income Fund
Institutional Class (7/1/99)	13.71	6.31	2.02
Retirement Class (10/1/02)	13.56	—	14.90
Retail Class (3/31/06)	14.13	—	14.13

International Equity Fund
Institutional Class (7/1/99)	23.96	17.36	9.87
Retirement Class (10/1/02)	23.45	—	25.03
Retail Class (3/31/06)	26.53	—	26.53

Large-Cap Growth Fund
Institutional Class (3/31/06)	3.89	—	3.89
Retirement Class (3/31/06)	3.58	—	3.58
Retail Class (3/31/06)	3.69	—	3.69

Large-Cap Value Fund
Institutional Class (10/1/02)	15.77	—	20.40
Retirement Class (10/1/02)	15.48	—	20.09
Retail Class (10/1/02)	15.75	—	20.09

Mid-Cap Growth Fund
Institutional Class (10/1/02)	2.26	—	20.10
Retirement Class (10/1/02)	2.03	—	19.74
Retail Class (10/1/02)	2.09	—	19.76

Mid-Cap Value Fund
Institutional Class (10/1/02)	18.38	—	25.45
Retirement Class (10/1/02)	18.09	—	25.06
Retail Class (10/1/02)	18.30	—	25.13

Small-Cap Equity Fund
Institutional Class (10/1/02)	5.98	—	21.07
Retirement Class (10/1/02)	5.70	—	20.70
Retail Class (10/1/02)	5.79	—	20.88

Large-Cap Growth Index Fund
Institutional Class (10/1/02)	6.95	—	12.60
Retirement Class (10/1/02)	6.71	—	12.24

Large-Cap Value Index Fund
Institutional Class (10/1/02)	16.68	—	18.86
Retirement Class (10/1/02)	16.46	—	18.49

Equity Index Fund
Institutional Class (7/1/99)	11.10	7.14	3.02
Retirement Class (3/31/06)	10.99	—	10.99
Retail Class (3/31/06)	11.11	—	11.11

S&P 500 Index Fund
Institutional Class (10/1/02)	11.77	—	15.08
Retirement Class (10/1/02)	11.43	—	14.69

Mid-Cap Growth Index Fund
Institutional Class (10/1/02)	6.67	—	20.36
Retirement Class (10/1/02)	6.44	—	19.98

Mid-Cap Value Index Fund
Institutional Class (10/1/02)	16.86	—	23.46
Retirement Class (10/1/02)	16.60	—	23.08

Mid-Cap Blend Index Fund
Institutional Class (10/1/02)	11.54	—	21.96
Retirement Class (10/1/02)	11.26	—	21.60

Small-Cap Growth Index Fund
Institutional Class (10/1/02)	1.43	—	19.08
Retirement Class (10/1/02)	1.14	—	20.22

Small-Cap Value Index Fund
Institutional Class (10/1/02)	10.20	—	21.97
Retirement Class (10/1/02)	10.04	—	21.66

Small-Cap Blend Index Fund
Institutional Class (10/1/02)	5.80	—	20.54
Retirement Class (10/1/02)	5.53	—	20.19

	Average annual total return

Fund Class (inception)	1 year	5 years	since inception

International Equity Index Fund
Institutional Class (10/1/02)	20.32%	—	24.06%
Retirement Class (10/1/02)	20.02	—	23.65

Social Choice Equity Fund
Institutional Class (7/1/99)	10.31	7.38%	2.91
Retirement Class (10/1/02)	10.07	—	15.72
Retail Class (3/31/06)	10.05	—	10.05

Real Estate Securities Fund
Institutional Class (10/1/02)	22.24	—	26.28
Retirement Class (10/1/02)	22.06	—	26.08
Retail Class (10/1/02)	22.28	—	26.08

EQUITIES AND FIXED INCOME
Managed Allocation Fund II
Institutional Class (3/31/06)	10.42	—	10.42
Retirement Class (3/31/06)	10.11	—	10.11
Retail Class (3/31/06)	10.50	—	10.50

FIXED INCOME
Bond Fund
Institutional Class (7/1/99)	6.31	5.39	6.09
Retirement Class (3/31/06)	6.06	—	6.06
Retail Class (3/31/06)	6.02	—	6.02

Bond Plus Fund II
Institutional Class (3/31/06)	6.34	—	6.34
Retirement Class (3/31/06)	6.10	—	6.10
Retail Class (3/31/06)	6.23	—	6.23

Short-Term Bond Fund II
Institutional Class (3/31/06)	5.43	—	5.43
Retirement Class (3/31/06)	5.27	—	5.27
Retail Class (3/31/06)	5.34	—	5.34

High-Yield Fund II
Institutional Class (3/31/06)	9.51	—	9.51
Retirement Class (3/31/06)	9.11	—	9.11
Retail Class (3/31/06)	9.54	—	9.54

Tax-Exempt Bond Fund II
Institutional Class (3/31/06)	5.47	—	5.47
Retail Class (3/31/06)	5.36	—	5.36

Inflation-Linked Bond Fund
Institutional Class (10/1/02)	5.03	—	4.89
Retirement Class (3/31/06)	5.03	—	5.03
Retail Class (10/1/02)	4.89	—	4.73

MONEY MARKET FUND*
Institutional Class (7/1/99)	5.26	2.65	3.46
Retirement Class (3/31/06)	5.03	—	5.03
Retail Class (3/31/06)	5.19	—	5.19

Net annualized yield
(7-day period ended 3/27/07)		current	effective
Money Market Fund* – Institutional Class		5.20%	5.34%
Money Market Fund* – Retirement Class		4.97	5.10
Money Market Fund* – Retail Class		6.05	6.24

*

Investments in the TIAA-CREF Institutional Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns do not reflect the taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

UNDERSTANDING YOUR REPORT FROM TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

This report contains information about the investment performance and holdings of the 29 investment portfolios of the TIAA-CREF Institutional Mutual Funds listed below for the six-month period that ended on March 31, 2007.

          You may notice that the report has a new format. Its larger size allows us to include results for all three share classes of the TIAA-CREF Institutional Mutual Funds—Institutional, Retirement and Retail. We can also provide more information about your investments:

•	Performance tables show returns for all three share classes, their benchmark indexes and mutual fund peer groups.

•	Fund profiles provide key fund statistics at a glance.

•	Additional tables show the composition of each fund’s portfolio.

•	Expanded commentaries offer more detailed explanations of how each fund achieved its investment results.

We hope you will find that these enhancements make the report more useful.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 800 897-9069 for the Institutional Class, 877 518-9161 for the Retirement Class or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

MORE INFORMATION FOR INVESTORS

PORTFOLIO LISTINGS

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies continue to file complete listings with the SEC, and these will remain available to investors.

          You can obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

PROXY VOTING

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

TIAA-CREF Institutional Mutual Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day management of the funds.

2	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

          The world’s stock markets experienced increased volatility during February and March, but, buoyed by healthy returns in the fourth quarter of 2006, stocks posted solid gains for the six-month period ended March 31, 2007. The Russell 3000® Index, which measures the broad U.S. market, advanced 8.5%, while the MSCI EAFE® Index, which measures stock performance in 21 foreign nations, climbed 14.9%.

          The 29 funds of the TIAA-CREF Institutional Mutual Funds covered in this report fared well in a shifting market. Fourteen of our 21 equity funds achieved double-digit gains, with returns ranging from 7.1% to 19.1% for the Institutional Class. Six of our nine active equity funds outperformed both their benchmark indexes and similar mutual funds, as measured by Morningstar. Seven of our eleven index funds also outpaced their respective Morningstar categories.

          The Managed Allocation Fund II topped both its benchmark and its Morningstar peers. The Social Choice Equity Fund, which screens investments based on certain social criteria, also topped its Morningstar group.

          Returns for our six fixed-income funds ranged from 1.0% to 6.5%. Three of the funds posted results better than those of their Morningstar peers.

Robust profits continue to propel stocks

In the fourth quarter of 2006, rising corporate profits helped the Russell 3000 Index gain 7.1%. The U.S. Commerce Department estimates that profits for the quarter were 18% higher than for the same quarter in 2005.

          During the first quarter of 2007, concerns about higher inflation, a slowing U.S. economy, a rise in subprime mortgage defaults and uncertainty about corporate earnings weighed on investor psychology. The Russell 3000 dropped 1.6% during February, but regained some of that with a 1.0% increase in March.

          Foreign stocks got a boost from a euro and pound that continued to gain strength against the dollar throughout the six months. The EAFE’s 7.0% gain during the fourth quarter of 2006 became 10.4% when converted to U.S. dollars, and a return of 3.3% in the first quarter of 2007 was 4.1% in U.S. dollar terms.

          Throughout the six-month period, the Federal Reserve kept short-term interest rates steady at 5.25%. With the economy cooling, and the demand for longer-dated debt proving resilient, long-term bond yields remained below short-term yields. At the beginning of the period, 10-year Treasuries yielded 4.63%. The 10-year yield rose slightly to 4.70% at year’s end but slipped to 4.64% at the end of March.

          The Lehman Brothers U.S. Aggregate Index, which measures investment-grade U.S. bonds, returned 2.8% for the six months.

          The advance of the Russell 3000 during the six-month period was driven largely by strong results in the utilities and consumer discretionary sectors. With one-fifth of the index’s market capitalization on March 31, 2007, the two sectors posted gains of 16.4% and 11.4%, respectively.

          Returns for the index as a whole were tempered by weaker results from financials, technology and health care, up 4.7%, 5.2% and 3.2%, respectively. Together, these three sectors accounted for about half the market value of the index at the end of March.

          Market leadership shifted during the period from large-cap stocks to mid caps, which led the way with a 12.4% gain. The small-cap category rose 11.0% and the large-cap 8.3%.

Rebalancing your portfolio for consistent growth

Our goal at TIAA-CREF Institutional Mutual Funds is to provide a menu of investment choices that can be combined to create a diversified portfolio with the potential for consistent growth. Each fund is fully invested using a disciplined investment strategy structured to control risk and limit expenses.

          Of course, even a wisely diversified portfolio undergoes changes during periods like the last six months, when returns from different asset classes varied greatly. Many financial planners recommend rebalancing a portfolio periodically to limit unintended risk exposure and to restore the asset allocations you originally chose.

          While diversification and rebalancing cannot guarantee against loss, they help to lower risk and often smooth out returns over time. If you would like assistance in finding the mix of investments best suited to your financial needs, we invite you to visit our website or to call us.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE® (Europe, Australasia and the Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price-to-book ratios and lower relative forecasted growth rates.

MID-CAP INDEXES

The Russell Midcap® Index measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization.

The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates.

SMALL-CAP INDEXES

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Growth Index measures the performance of those stocks of the Russell 2000 Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Value Index measures the performance of those stocks of the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth rates.

SPECIALTY EQUITY INDEX

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies.

FIXED-INCOME INDEXES

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Lehman Brothers U.S. Government/Credit (1–5 Year) Index measures the performance primarily of U.S. Treasury and agency securities, and corporate bonds with 1–5 year maturities.

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is weighted by market capitalization, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the index.

The Lehman Brothers 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa and an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million.

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. EAFE is a trademark of Morgan Stanley Capital International, Inc. S&P 500 is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

4	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Commercial paper refers to the short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is larger than that same security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

P/E ratio (price/earnings) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a mutual fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Standard deviation measures how much the returns of a stock or a group of stocks vary from their mean return.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is smaller than that same security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2006, and held for six months until March 31, 2007.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	5

GROWTH EQUITY FUND  LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TIEQX
Fund net assets	$173.19 million
Number of holdings	92
Portfolio turnover rate	83%
Weighted median market capitalization	$46.8 billion
P/E ratio (weighted 12-month trailing average)	23.60
Dividend yield	0.94%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	32.7
Manufacturing & materials	29.8
Technology	20.4
Financial	11.6
Energy	2.8
Transportation	1.4
Utilities	0.8
Short-term investments[a]	0.5

Total	100.0

[a]	Excludes $15.20 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Growth Equity Fund returned 7.34% for the Institutional Class, compared with the 7.19% gain of its benchmark, the Russell 1000® Growth Index, and the 6.93% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth continues to trail the broad market

During the six-month period, large-cap growth stocks produced strong results but lagged the broad U.S. stock market, which rose 8.49%, as measured by the Russell 3000® Index. Within the growth category, large caps failed to match the stellar returns of the small-cap Russell 2000® Growth Index and the Russell Midcap® Growth Index, which climbed 11.46% and 11.18%, respectively.

          Large-cap growth continued to lag large-cap value, which advanced 9.34% for the period, as measured by the Russell 1000 Value Index. Investors have shown a clear preference for large-cap value over large-cap growth: 2006 marked the seventh consecutive year in which the large-cap value category outperformed its growth counterpart.

For the ten years ended March 31, 2007, the Russell 1000 Growth Index delivered an average annual return of just 5.51%—about half the 10.85% return of the Russell 1000 Value Index and well below the 8.68% return of the broad-based Russell 3000 Index.

Large but lagging sectors limit the benchmark’s rise

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with five recording double-digit gains. The top-performing sector, materials and processing, soared 21%, followed by “other energy” and integrated oils, up

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Growth Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	7.34%	4.29%	2.44%	–2.91%
Russell 1000 Growth Index[1]	7.19	7.06	3.47	–1.93
Morningstar Large Growth	6.93	4.46	3.69	–0.10

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

6	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

16.1% and 13.4%, respectively. However, these three sectors together constituted less than one-tenth of the benchmark’s market capitalization as of March 31, 2007, so they did not significantly boost the benchmark’s overall return.

          Most of the larger sectors underperformed the benchmark as a whole. Of the three largest sectors, only one—consumer discretionary—reached double-digits: it jumped 10.2%. The largest sector of the index, technology, returned 4.2%, while the third-largest, health care, rose 3.9%.

Stock choices lift the fund above the benchmark

The fund topped its benchmark due to numerous successful stock selections. Favorable overweights included fashion-accessory maker Coach, which posted a 40% increase in earnings in October, and oil and gas producer XTO Energy. One of the largest contributors to relative performance was a position in a nonbenchmark stock, the French company Alstom, which supplies equipment for power generation and rail transportation. Underweights in several weak performers, including chip maker Intel and Wal-Mart, also helped returns.

          These contributions were partly offset by overweights in stocks that did not perform as anticipated, such as fiber-optics company Corning, video game maker Electronic Arts and wireless company Motorola. Also detracting from returns were a position in semiconductor maker Marvell Technology, a stock that was not part of the benchmark, and underweights that included IBM and prescription benefits provider Caremark.

          On March 31, 2007, foreign securities made up 7.82% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $7,953 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Growth Equity Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return Institutional Class	$1,000.00	$1,073.40		$0.72

5% annual hypothetical return Institutional Class	1,000.00	1,024.22	†	0.71

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.14% for the Institutional Class. The expense ratio of this fund reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the fund’s expenses would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	7

GROWTH & INCOME FUND  DIVIDEND-PAYING STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Fund net assets	$224.32 million
Number of holdings	115
Portfolio turnover rate	63%
Weighted median market capitalization	$69.6 billion
P/E ratio (weighted 12-month trailing average)	18.70
Dividend yield	1.73%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	26.5
Manufacturing & materials	24.5
Financial	21.2
Technology	15.5
Energy	7.4
Utilities	2.8
Short-term investments[a]	1.7
Transportation	0.4

Total	100.0

[a]	Excludes $32.08 million of securities lending collateral

PERFORMANCE NOTE

The fund’s returns were affected by a misallocation of income and net capital gains among its share classes. If this misallocation had not occurred, the 6-month return would have been 10.52% for the Retirement Class, and the 6-month, 1-year and since-inception returns would have been 10.52%, 13.52% and 13.52%, respectively, for the Retail Class. Teachers Advisors, Inc. made a cash infusion into the fund in August 2006 to remedy this misallocation. For more information, please call 800 927-3059.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Growth & Income Fund returned 10.56% for the Institutional Class, compared with the 7.38% gain of its benchmark, the S&P 500® Index, and the 7.88% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Strong gains for large caps lag a stronger market

For the period, the large-cap stocks of the S&P 500 Index posted gains well above historical norms but failed to keep pace with the 8.49% advance of the broad U.S. stock market, as measured by the Russell 3000® Index.

          The S&P 500’s gain for the period was concentrated in the fourth quarter of 2006, when the index climbed 6.70%, versus the 7.12% rise in the Russell 3000. In the first quarter of 2007, stock market conditions were more volatile, and the S&P 500 was up only 0.64%—half the 1.28% advance of the Russell 3000.

          For the ten years ended March 31, 2007, the S&P 500 produced an average annual return of 8.20%—just slightly lower than the 8.68% return of the Russell 3000.

Muted performance in largest sectors limits the benchmark’s return

During the six-month period, all ten of the S&P 500’s industry sectors had positive returns, and four scored double-digit gains. However, the benchmark’s three largest sectors—financials, information technology and health care—posted the three lowest sector returns: 4%, 5.1% and 2.5%, respectively. Together these sectors made up almost one-half of the benchmark’s market capitalization on March 31, 2007.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Growth & Income Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	10.56%	13.71%	6.31%	2.02%
S&P 500 Index[1]	7.38	11.83	6.26	2.07
Morningstar Large Blend	7.88	10.25	6.12	2.82

Retirement Class (inception: 10/1/2002)	10.39	13.56	—	14.90
S&P 500 Index[1]	7.38	11.83	—	15.21
Morningstar Large Blend	7.88	10.25	—	14.51

Retail Class (inception: 3/31/2006)	10.57	14.13	—	14.13
S&P 500 Index[1]	7.38	11.83	—	11.83
Morningstar Large Blend	7.88	10.25	—	10.25

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

8	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The benchmark’s three smallest sectors—materials, utilities and telecommunication services—recorded the highest gains: 21.4%, 19.3% and 16.6%, respectively. These outsized gains had a limited effect on the S&P 500’s overall return, since each of these sectors constituted only a small percentage of the benchmark’s market capitalization at the end of the period.

Successful stock selections drive the fund well above the benchmark

The fund beat its benchmark by a wide margin due to numerous favorable stock selections. These included two nonbenchmark stocks that delivered strong returns: Arizona-based First Solar, a maker of large-scale, grid-connected solar power plants, and the French company Alstom, which supplies equipment for power generation and rail transportation. Returns were also helped by a larger-than-benchmark weighting in Altria, the parent company of Philip Morris. Avoiding Johnson & Johnson also played a key role in the fund’s relative performance; this stock was one of the benchmark’s largest components in terms of market capitalization and lost 6.1% during the period.

          The positive effects of these results were partly offset by stock selections that included an overweight in student loan provider Sallie Mae, a position in diet management firm NutriSystem, which was not in the benchmark, and by the exclusions of Chevron and Goldman Sachs.

          On March 31, 2007, foreign securities made up 6.60% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $11,674 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $18,686 and $11,413, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Growth & Income Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,105.60		$0.68
Retirement Class	1,000.00	1,103.90		1.99
Retail Class	1,000.00	1,105.70		1.26

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.27	†	0.66
Retirement Class	1,000.00	1,023.01	†	1.92
Retail Class	1,000.00	1,023.72	†	1.21

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class, 0.38% for the Retirement Class and 0.24% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to waive some of its fees and to reimburse the fund for certain expenses. The contractual waivers and reimbursements are currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these waivers and reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	9

INTERNATIONAL EQUITY FUND  FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Fund net assets	$1.37 billion
Number of holdings	338
Portfolio turnover rate	110%
Weighted median market capitalization	$20.2 billion
P/E ratio (weighted 12-month trailing average)	18.80
Dividend yield	1.67%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	38.0
Financial	27.9
Consumer products & services	18.8
Transportation	6.2
Utilities	3.5
Technology	3.4
Energy	2.2

Total[a]	100.0

[a]	Excludes $111.35 million of securities lending collateral

PERFORMANCE NOTE

The fund’s returns were affected by a misal-location of income and net capital gains among its share classes. If this misallocation had not occurred, the 6-month, 1-year and since-inception returns would have been 18.84%, 23.54% and 25.35%, respectively, for the Retirement Class. Shareholders who owned Retirement Class shares on or before May 25, 2006, and who were affected by this misallocation by more than $10, were made whole through direct payments by Teachers Advisors, Inc. For more information, please call 800 927-3059.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The International Equity Fund returned 19.08% for the Institutional Class, compared with the 14.85% gain of its benchmark, the MSCI EAFE® Index, and the 14.14% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks continue to soar above U.S. issues

For the period, the double-digit gain of the EAFE index, which tracks stocks in 21 developed nations outside North America, far exceeded the 8.49% advance of the Russell 3000® Index, which measures the broad U.S. stock market.

          More than two-thirds of the benchmark’s rise came during the fourth quarter of 2006. For that quarter, the 10.35% return of the EAFE was more than three percentage points higher than the 7.12% gain of the Russell 3000.

          With foreign stocks continuing to outpace domestic issues, the gap between the EAFE’s long-term performance and that of the Russell 3000 narrowed considerably during the period. For the ten years ended March 31, 2007, the 8.31% average annual return of the EAFE index was only slightly lower than the 8.68% return of the Russell 3000.

The dollar’s weakness keeps boosting foreign stock returns

During the six months, the dollar lost value against major foreign currencies, including the euro and the pound. A weaker dollar amplifies foreign stock gains for U.S. investors; the EAFE’s return for the period was considerably higher when converted to dollars.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

International Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	19.08%	23.96%	17.36%	9.87%
MSCI EAFE Index[1,2]	14.85	20.20	15.84	7.29
Morningstar Foreign Large Blend	14.14	17.61	13.69	6.48

Retirement Class (inception: 10/1/2002)	18.95	23.45	—	25.03
MSCI EAFE Index[1]	14.85	20.20	—	24.16
Morningstar Foreign Large Blend	14.14	17.61	—	22.08

Retail Class (inception: 3/31/2006)	19.03	26.53	—	26.53
MSCI EAFE Index[1]	14.85	20.20	—	20.20
Morningstar Foreign Large Blend	14.14	17.61	—	17.61

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

[2]

From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. The fund adopted the provisional version on July 1, 2001, and the returns shown above include provisional data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version.

10	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The dollar’s weakness was especially pronounced in the fourth quarter of 2006, when the EAFE’s 7.04% advance in local currencies translated to a 10.35% gain in dollar terms.

          In the fourth quarter of 2006, the EAFE’s European segment advanced 11.46% in dollar terms, driven by gains of 14.38%, 10.49% and 10.28%, respectively, in German, French and British stocks. In the first quarter of 2007, European stocks returned 3.86% in dollars.

          The benchmark’s Pacific stocks rose 7.94% in dollars in the fourth quarter of 2006 and 4.57% in the first quarter of 2007. In dollar terms, Japanese stocks rose 5.01% and 3.52%, respectively, during the two quarters.

Favorable stock selections propel the fund above the benchmark

Among the holdings that contributed the most to the fund’s substantial outperformance was an overweight position in Italian car maker Fiat, which increased its market share both in Europe and the Americas during the period. Other successful holdings were France’s Accor, which operates nearly 4,000 hotels worldwide, and German drug maker Bayer, which posted a 17% increase in sales during 2006 and acquired Schering AG. A position in German steel company Kloeckner, a nonbenchmark stock, also boosted returns.

          Other holdings trimmed the fund’s gain, including overweights in Japan’s Sumitomo Osaka Cement Company and German financial company Hypo Real Estate Holding, and positions in such nonbenchmark stocks as Japanese real estate developer Urban and German airport operator Fraport.

          As of March 31, 2007, stocks of companies in emerging markets, which are not included in the benchmark, made up approximately 1.8% of the fund’s total portfolio investments.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $20,758 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $27,337 and $12,653, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

International Equity Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)	Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,190.80	$3.22
Retirement Class	1,000.00	1,189.50	4.37
Retail Class	1,000.00	1,190.30	3.60

5% annual hypothetical return
Institutional Class	1,000.00	1,021.96†	2.97
Retirement Class	1,000.00	1,020.90†	4.03
Retail Class	1,000.00	1,021.60†	3.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.59% for the Institutional Class, 0.80% for the Retirement Class and 0.66% for the Retail Class. The expense ratios of the Retirement and Retail classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	11

LARGE-CAP GROWTH FUND GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, growth investing risks, style risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Fund net assets	$26.66 million
Number of holdings	95
Portfolio turnover rate	78%
Weighted median market capitalization	$46.8 billion
P/E ratio (weighted 12-month trailing average)	23.40
Dividend yield	0.94%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	33.0
Manufacturing & materials	30.4
Technology	20.8
Financial	10.5
Energy	2.9
Transportation	1.5
Utilities	0.9

Total[a]	100.0

[a]	Excludes $6.39 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Large-Cap Growth Fund returned 7.32% for the Institutional Class, compared with the 7.19% gain of its benchmark, the Russell 1000® Growth Index, and the 6.93% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth continues to trail the broad market

During the six-month period, large-cap growth stocks produced strong results but lagged the broad U.S. stock market, which rose 8.49%, as measured by the Russell 3000® Index. Within the growth category, large caps failed to match the stellar returns of the small-cap Russell 2000® Growth Index and the Russell Midcap® Growth Index, which climbed 11.46% and 11.18%, respectively.

          Large-cap growth continued to lag large-cap value, which advanced 9.34% for the period, as measured by the Russell 1000 Value Index. Investors have shown a clear preference for large-cap value over large-cap growth: 2006 marked the seventh consecutive year in which the large-cap value category outperformed its growth counterpart.

          For the ten years ended March 31, 2007, the Russell 1000 Growth Index delivered an average annual return of just 5.51%—about half the 10.85% return of the Russell 1000 Value Index and well below the 8.68% return of the broad-based Russell 3000 Index.

Two of the largest sectors lag the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with five recording double-digit gains. The top-performing sector,

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Large-Cap Growth Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	7.32%	3.89%	3.89%
Retirement Class (inception: 3/31/2006)	7.12	3.58	3.58
Retail Class (inception: 3/31/2006)	7.22	3.69	3.69
Russell 1000 Growth Index[1]	7.19	7.06	7.06
Morningstar Large Growth	6.93	4.46	4.46

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

12	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

materials and processing, soared 21%, followed by “other energy” and integrated oils, up 16.1% and 13.4%, respectively. However, these three sectors together constituted less than one-tenth of the benchmark’s market capitalization as of March 31, 2007, so they did not significantly boost the benchmark’s overall return.

          Most of the larger sectors underperformed the benchmark as a whole. Of the three largest sectors, only one—consumer discretionary—reached double-digits: it jumped 10.2%. The largest sector of the index, technology, returned 4.2%, while the third-largest, health care, rose 3.9%.

Stock choices lift the fund above the benchmark

The fund topped its benchmark due to numerous successful stock selections. The largest contributor to relative performance was a position in a nonbenchmark stock, the French company Alstom, which supplies equipment for power generation and rail transportation. Favorable overweights included agricultural giant Monsanto and fashion-accessory maker Coach, which posted a 40% increase in earnings in October. Underweights in several weak performers, including chip maker Intel and Wal-Mart, also helped returns.

          These contributions were partly offset by overweights in stocks that did not perform as anticipated, such as fiber-optics company Corning, video game maker Electronic Arts and wireless company Motorola. Also detracting from returns were underweights, including IBM and prescription benefits provider Caremark.

          On March 31, 2007, foreign securities made up 8.02% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,389 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,358 and $10,369, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE Six months ended March 31, 2007

Large-Cap Growth Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,073.20		$0.67
Retirement Class	1,000.00	1,071.20		1.96
Retail Class	1,000.00	1,072.20		1.14

5% annual hypothetical return
Institutional Class	1,000.00	1,024.27	†	0.66
Retirement Class	1,000.00	1,023.01	†	1.92
Retail Class	1,000.00	1,023.82	†	1.11

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class, 0.38% for the Retirement Class and 0.22% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to waive some of its fees and to reimburse the fund for certain expenses. The contractual waivers and reimbursements are currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these waivers and reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	13

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, value investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Fund net assets	$801.73 million
Number of holdings	147
Portfolio turnover rate	70%
Weighted median market capitalization	$20.6 billion
P/E ratio (weighted 12-month trailing average)	15.30
Dividend yield	1.86%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.9
Consumer products & services	23.2
Manufacturing & materials	17.5
Technology	10.6
Energy	9.7
Utilities	4.4
Transportation	1.7

Total[a]	100.0

[a]	Excludes $107.12 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Large-Cap Value Fund returned 11.43% for the Institutional Class, compared with the 9.34% gain of its benchmark, the Russell 1000® Value Index, and the 8.39% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value tops the broad market

During the period, large-cap value stocks continued to outperform the broad U.S. stock market, which gained 8.49%, as measured by the Russell 3000® Index. Large-cap value also beat large-cap growth, which returned 7.19%, as measured by the Russell 1000 Growth Index.

          The superior performance of large-cap value over large-cap growth was part of a long-term trend: 2006 marked the seventh consecutive calendar year in which the Russell 1000 Value Index beat its growth counterpart.

          Within the value category, however, the healthy advance of large caps lagged the double-digit gains of the small-cap Russell 2000® Value Index and the Russell Midcap® Value Index, which rose 10.62% and 13.77%, respectively.

          For the ten years ended March 31, 2007, the 10.85% average annual return of the Russell 1000 Value Index was nearly double the 5.51% gain of the Russell 1000 Growth Index and more than two percentage points higher than the 8.68% return of the broad-based Russell 3000 Index.

Double-digit gains in key sectors drive the benchmark’s rise

For the period, eleven of the twelve sectors of the Russell 1000 Value Index posted positive returns, including seven that recorded double-digit gains. The top-performing sector, materials and processing, soared 21.7%, followed by

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Large-Cap Value Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	11.43%	15.77%	20.40%
Retirement Class (inception: 10/1/2002)	11.28	15.48	20.09
Retail Class (inception: 10/1/2002)	11.38	15.75	20.09
Russell 1000 Value Index[1]	9.34	16.83	19.05
Morningstar Large Value	8.39	13.95	16.55

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

14	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

“other energy,” up 18.1%. The effect of these outsized gains on the benchmark’s overall return was limited, however, because these two sectors made up only a small percentage of the benchmark’s market capitalization on March 31, 2007.

          Among the five largest sectors, results were mixed. Financials, which constituted more than one-third of the benchmark’s market capitalization at the end of the period, rose a modest 4.4%. Utilities, the second largest sector, surged 18.1%. The next two largest sectors, integrated oils and consumer discretionary, gained 14.6% and 13.5%, respectively. The fifth largest sector, consumer staples, gained 8.6%.

Stock choices drive the fund’s outperformance

The fund outpaced its benchmark on the strength of several favorable stock selections, including two nonbenchmark companies, both based in France: hotel operator Accor and Alstom, a supplier of equipment for power generation and rail transportation. Other advantageous holdings included broadband provider Redback Networks, a nonbenchmark stock, and an overweight in RadioShack, which soared 42.1% for the period. Underweights such as General Electric and Bank of America also helped returns.

          These contributions were partly offset by holdings that did not perform as anticipated, including positions in three nonbenchmark stocks: Accredited Home Lenders, HealthSouth and broker TD Ameritrade. Also detracting from returns were overweights such as clothing retailer Gap and credit insurer Radian Group, and underweights such as ExxonMobil.

          On March 31, 2007, foreign securities made up 11.35% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,059 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $22,801 and $22,801, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Large-Cap Value Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,114.30		$2.64
Retirement Class	1,000.00	1,112.80		3.95
Retail Class	1,000.00	1,113.80		2.90

5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	†	2.52
Retirement Class	1,000.00	1,021.15	†	3.78
Retail Class	1,000.00	1,022.16	†	2.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.50% for the Institutional Class, 0.75% for the Retirement Class and 0.55% for the Retail Class.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	15

MID-CAP GROWTH FUND GROWTH STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, growth investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Fund net assets	$295.17 million
Number of holdings	109
Portfolio turnover rate	44%
Weighted median market capitalization	$7.2 billion
P/E ratio (weighted 12-month trailing average)	27.60
Dividend yield	0.54%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	40.4
Manufacturing & materials	23.9
Technology	15.0
Financial	12.8
Energy	5.2
Utilities	2.7

Total[a]	100.0

a          Excludes $65.19 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Mid-Cap Growth Fund returned 11.10% for the Institutional Class, compared with the 11.18% gain of its benchmark, the Russell Midcap® Growth Index, and the 11.24% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth outperforms the broad market

During periods of economic uncertainty, investors usually gravitate toward the relative predictability of large-cap, blue-chip issues. The last two quarters, however, were an exception: despite ongoing inflation worries, rising oil prices and fears that the U.S. economy might be slowing, investors favored mid-cap and small-cap stocks over large caps.

          For the six-month period, mid-cap growth stocks solidly outpaced the 8.49% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The strong performance of mid-cap growth stocks was fueled by their 6.95% advance in the fourth quarter of 2006, versus a rise of only 3.96% in the first quarter of 2007. The return of the Russell Midcap Growth Index for the six months was well ahead of the 7.19% return of the large-cap Russell 1000® Growth Index but failed to match the 11.46% gain of the small-cap Russell 2000® Growth Index.

Exceptional gains drive the index higher

For the period, seven of the twelve sectors of the Russell Midcap Growth Index scored double-digit returns. Materials and processing and “other energy” led the way, jumping 27.3% and 18.9%, respectively. The consumer discretionary sector, which made up nearly one-quarter of the benchmark,

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Mid-Cap Growth Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	11.10%	2.26%	20.10%
Retirement Class (inception: 10/1/2002)	11.00	2.03	19.74
Retail Class (inception: 10/1/2002)	11.06	2.09	19.76
Russell Midcap Growth Index[1]	11.18	6.90	20.56
Morningstar Mid-Cap Growth	11.24	4.09	16.88

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

16	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

returned 13.2%. By comparison, two other large sectors, health care and technology, returned 6.3% and 5.5%, respectively.

Outsized return falls just short of the benchmark

During the period, the fund posted an impressive gain but fell just short of the benchmark’s return because several stock selections did not perform as anticipated. These included overweight positions, relative to the benchmark, in diet management firm NutriSystem and information technology companies QLogic and Fairchild Semiconductor International. Out-of-benchmark holdings in health care company Adams Respiratory Therapeutics and investment bank Greenhill & Co. also reduced returns slightly.

          These detractions were partly offset by successful overweight positions that included Polo Ralph Lauren and MEMC Electronic Materials, a maker of components for computers and solar energy systems. Other holdings that helped returns were Riverbed Technology, which was awarded a patent for a device that speeds data transmission, and Constellation Energy Group, a utility company that is one of the nation’s largest wholesale sellers of gas and electricity.

          On March 31, 2007, foreign securities made up 2.95% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $22,805 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $22,496 and $22,514, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Mid-Cap Growth Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,111.00		$2.89
Retirement Class	1,000.00	1,110.00		4.10
Retail Class	1,000.00	1,110.60		3.68

5% annual hypothetical return
Institutional Class	1,000.00	1,022.16	†	2.77
Retirement Class	1,000.00	1,021.00	†	3.93
Retail Class	1,000.00	1,021.40	†	3.53

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.78% for the Retirement Class and 0.70% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	17

MID-CAP VALUE FUND  VALUE STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, value investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Fund net assets	$700.99 million
Number of holdings	190
Portfolio turnover rate	45%
Weighted median market capitalization	$7.9 billion
P/E ratio (weighted 12-month trailing average)	18.20
Dividend yield	1.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	25.6
Financial	25.5
Consumer products & services	22.4
Utilities	12.4
Technology	6.6
Energy	4.0
Transportation	2.4
Short-term investments[a]	1.1

Total	100.0

[a]	Excludes $90.59 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Mid-Cap Value Fund returned 15.20% for the Institutional Class, compared with the 13.77% gain of its benchmark, the Russell Midcap® Value Index, and the 12.33% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value continues to produce superior results

During the six-month period, mid-cap value stocks easily outpaced the 8.49% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Despite expectations that big-name, large-cap stocks would fare better in the uncertain economic environment, blue chips lagged small- and mid-cap stocks.

          The Russell Midcap Value Index performed better than large-cap value stocks, which returned 9.34%, and even beat the 10.62% gain of small-cap value stocks.

          As of March 31, 2007, the benchmark had produced an average annual return of 14% over the ten-year period, versus 8.68% for the Russell 3000 Index. Mid-cap value stocks also outshined the broad U.S. stock market for the one-, three-and five-year periods.

Robust sector returns propel the index

For the six months, all twelve of the benchmark’s industry sectors reported positive returns, with eight posting double-digit gains. The largest contribution to the benchmark’s return came from utilities, which comprised nearly 17% of the index in terms of market capitalization as of March 31, 2007, and climbed 20%. The financial sector, which made up about one-third of the index, returned 8.6%.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Mid-Cap Value Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	15.20%	18.38%	25.45%
Retirement Class (inception: 10/1/2002)	15.03	18.09	25.06
Retail Class (inception: 10/1/2002)	15.14	18.30	25.13
Russell Midcap Value Index[1]	13.77	17.13	23.61
Morningstar Mid-Cap Value	12.33	13.28	19.46

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

18	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The index was also buoyed by solid returns from its materials and processing and consumer discretionary sectors, which scored outsized gains of 22.8% and 15.1%, respectively. Taken together these sectors represented almost 20% of the benchmark’s market capitalization at the end of the six-month period. Even the weakest sectors—health care and producer durables—produced results that were essentially in line with the broad equity market.

Superior stock selections lift the fund above the benchmark

The fund topped its benchmark over the six-month period due to the strong performance of numerous stock selections. Many of the top performers were nonbenchmark stocks, including Orient Express Hotels and two French corporations, hotel operator Accor and construction conglomerate Bouygues S.A. An overweight position in electric utility NRG Energy also contributed to the fund’s performance versus the benchmark.

          However, contributions from these stocks were partly offset by the negative effects of some other positions, including out-of-benchmark holdings in telecommunications manufacturer Alcatel-Lucent and Accredited Home Lenders. Overweight positions in Hudson City Bancorp and insurer Conseco also detracted from relative performance.

          On March 31, 2007, foreign securities made up 7.15% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $27,754 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $27,363 and $27,436, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Mid-Cap Value Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,152.00		$2.84
Retirement Class	1,000.00	1,150.30		4.18
Retail Class	1,000.00	1,151.40		3.33
5% annual hypothetical return
Institutional Class	1,000.00	1,022.26	†	2.67
Retirement Class	1,000.00	1,021.00	†	3.93
Retail Class	1,000.00	1,021.80	†	3.13

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.53% for the Institutional Class, 0.78% for the Retirement Class and 0.62% for the Retail Class. The expense ratio of the Retirement Class reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of this share class would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	19

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Fund net assets	$481.15 million
Number of holdings	693
Portfolio turnover rate	67%
Weighted median market capitalization	$1.1 billion
P/E ratio (weighted 12-month trailing average)	18.70
Dividend yield	0.90%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	33.5
Manufacturing & materials	24.9
Financial	19.6
Technology	10.9
Utilities	3.9
Short-term investments[a]	3.1
Energy	2.5
Transportation	1.6

Total	100.0

[a]	Excludes $78.76 million of securities lending collateral. Approximately $0.76 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Small-Cap Equity Fund returned 10.91% for the Institutional Class, compared with the 11.02% gain of its benchmark, the Russell 2000® Index, and the 11.51% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks outpace the broad equity market

For the six-month period, the return of small-cap stocks was well ahead of the 8.49% gain of the broad U.S. equity market, as measured by the Russell 3000® Index. Despite expectations that big-name, blue-chip stocks would fare better in an uncertain economic environment, the small- and mid-cap categories continued to outperform blue-chip stocks, as a group.

          Like the overall market, small caps scored most of their gains for the six-month period in the fourth quarter of 2006, when the benchmark jumped 8.90%. The first quarter of 2007 saw a return of just 1.95%.

          Within the small-cap category, both growth and value stocks posted double-digit results for the six-month period. Small-cap growth stocks advanced 11.46%; small-cap value issues gained 10.62%.

          For the ten years ended March 31, 2007, the Russell 2000 Index produced an average annual advance of 10.23%, well ahead of the 8.68% return of the Russell 3000 Index.

Broad-based gains lift the benchmark higher

For the six months, eleven of the benchmark’s twelve sectors produced positive results, with eight achieving double-digit gains. Returns were driven by the materials and processing and consumer discretionary sectors, which registered

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Small-Cap Equity Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	10.91%	5.98%	21.07%
Retirement Class (inception: 10/1/2002)	10.74	5.70	20.70
Retail Class (inception: 10/1/2002)	10.86	5.79	20.88
Russell 2000 Index[1]	11.02	5.91	20.72
Morningstar Small Blend	11.51	5.78	19.83

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

20	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

gains of 20.5% and 13.4%, respectively, and which together comprised almost 30% of the index in terms of market capitalization. The index was also buoyed by double-digit returns from its technology and producer durables sectors.

          The benchmark’s largest sector, financials, posted a subdued 3.4% gain that weighed on returns. Some financial stocks in the index were hurt by the escalating default rate in the home mortgage market. Investors were worried that small-cap institutions would be less able to cope should the mortgage problems begin to affect other parts of the economy.

The fund scores a double-digit gain but lags its benchmark

The fund produced a strong return in absolute terms, but it trailed its benchmark because of several stock selections that did not perform as well as anticipated. The main detractor was an overweight position, relative to the Russell 2000, in RealNetworks, a provider of Internet software and services, including RealAudio and RealPlayer. Other overweights that hampered performance included Furniture Brands International, Group 1 Automotive and Ocwen Financial, a provider of services to the loan industry.

          These detractions were partly offset by overweight holdings in a number of well-performing stocks. Principal among these was real estate developer Amrep. Contributions to performance also came from agricultural and transportation conglomerate Seaboard; Anixter International, a provider of communications parts and equipment; Systemax, a marketer of computer products; and drug products maker Molecular Devices.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,648 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $23,320 and $23,477, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Small-Cap Equity Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,109.10		$2.89
Retirement Class	1,000.00	1,107.40		4.10
Retail Class	1,000.00	1,108.60		3.47

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.16	†	2.77
Retirement Class	1,000.00	1,021.00	†	3.93
Retail Class	1,000.00	1,021.60	†	3.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.78% for the Retirement Class and 0.66% for the Retail Class. The expense ratio of the Retirement Class reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of this share class would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	21

LARGE-CAP GROWTH INDEX FUND GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$297.19 million
Number of holdings	677
Portfolio turnover rate	17%
Weighted median market capitalization	$35.4 billion
P/E ratio (weighted 12-month trailing average)	20.80
Dividend yield	1.17%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	36.1
Manufacturing & materials	26.4
Technology	17.4
Financial	11.7
Energy	2.9
Transportation	2.6
Utilities	2.3
Short-term investments[a]	0.6

Total	100.0

[a]	Excludes $16.46 million of securities lending collateral. Approximately $0.117 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Large-Cap Growth Index Fund returned 7.13% for the Institutional Class, compared with the 7.19% gain of its benchmark, the Russell 1000® Growth Index, and the 6.93% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Despite solid gains, large-cap growth continues to trail the broad market

During the six-month period, large-cap growth stocks produced strong results but lagged the broad U.S. stock market, which rose 8.49%, as measured by the Russell 3000® Index. Within the growth category, large caps failed to match the stellar returns of the small-cap Russell 2000® Growth Index and the Russell Midcap® Growth Index, which climbed 11.46% and 11.18%, respectively.

          Large-cap growth continued to lag large-cap value, which advanced 9.34% for the period, as measured by the Russell 1000 Value Index. Investors have shown a clear preference for large-cap value over large-cap growth: 2006 marked the seventh consecutive year in which the large-cap growth category underperformed its value counterpart.

          For the ten years ended March 31, 2007, the Russell 1000 Growth Index delivered an average annual return of just 5.51%—about half the 10.85% return of the Russell 1000 Value Index and well below the 8.68% return of the broad-based Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Large-Cap Growth Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	7.13%	6.95%	12.60%
Retirement Class (inception: 10/1/2002)	7.07	6.71	12.24
Russell 1000 Growth Index[1]	7.19	7.06	12.76
Morningstar Large Growth	6.93	4.46	12.48

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

22	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Modest gains for the largest sectors limit the benchmark’s overall rise

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with five recording double-digit gains. However, most of the best-performing sectors were among the smallest in terms of market capitalization, so they did not significantly boost the benchmark’s overall return.

          The top-performing sector, materials and processing, soared 21%, followed by “other energy” and integrated oils, up 16.1% and 13.4%, respectively. These three sectors together constituted less than one-tenth of the benchmark’s market capitalization as of March 31, 2007.

          In contrast, most of the larger sectors underperformed the benchmark as a whole. Of the three largest sectors, only one—consumer discretionary, up 10.2%—posted a double-digit gain. The largest sector, technology, returned 4.2%, while the third largest, health care, rose 3.9%. Together these three sectors made up nearly three-fifths of the benchmark in terms of market capitalization at the end of the period.

Largest stocks in the benchmark produce mixed results

Returns for the benchmark’s five largest companies varied widely. In descending order according to their relative weightings in the benchmark based on market capitalization, these stocks performed as follows: Microsoft, 2.6%; General Electric, 1.7%; Johnson & Johnson, –6.1%; Cisco Systems, 11.1%; and IBM, 15.8%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $17,058 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $16,815. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Large-Cap Growth Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,071.30		$0.41
Retirement Class	1,000.00	1,070.70		1.70

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2010. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	23

LARGE-CAP VALUE INDEX FUND VALUE STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$406.97 million
Number of holdings	604
Portfolio turnover rate	27%
Weighted median market capitalization	$47.9 billion
P/E ratio (weighted 12-month trailing average)	14.50
Dividend yield	2.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	36.9
Manufacturing & materials	18.6
Consumer products & services	15.5
Energy	10.3
Technology	9.7
Utilities	6.7
Short-term investments[a]	1.2
Transportation	1.1

Total	100.0

[a]	Excludes $29.81 million of securities lending collateral. Approximately $0.308 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Large-Cap Value Index Fund returned 9.21% for the Institutional Class, compared with the 9.34% gain of its benchmark, the Russell 1000® Value Index, and the 8.39% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value tops the broad market

During the period, large-cap value stocks continued to outperform the broad U.S. stock market, which gained 8.49%, as measured by the Russell 3000® Index. Large-cap value also beat large-cap growth, which returned 7.19% as measured by the Russell 1000 Growth Index.

          The superior performance of large-cap value over large-cap growth was part of a long-term trend: 2006 marked the seventh consecutive calendar year in which the Russell 1000 Value Index beat its growth counterpart.

          Within the value category, however, the healthy advance of large caps lagged the double-digit gains of the small-cap Russell 2000® Value Index and the Russell Midcap® Value Index, which rose 10.62% and 13.77%, respectively.

          For the ten years ended March 31, 2007, the 10.85% average annual return of the Russell 1000 Value Index was nearly double the 5.51% gain of the Russell 1000 Growth Index and more than two percentage points higher than the 8.68% return of the broad-based Russell 3000 Index.

Double-digit gains in key sectors drive the benchmark’s rise

For the six-month period, eleven of the twelve sectors of the Russell 1000 Value Index posted positive returns, including seven that recorded double-digit gains.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Large-Cap Value Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	9.21%	16.68%	18.86%
Retirement Class (inception: 10/1/2002)	9.15	16.46	18.49
Russell 1000 Value Index[1]	9.34	16.83	19.05
Morningstar Large Value	8.39	13.95	16.55

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

24	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

The top-performing sector, materials and processing, soared 21.7%, followed by “other energy,” up 18.1%. The effect of these outsized gains on the benchmark’s overall return was limited, however, because the two sectors together constituted less than one-tenth of the benchmark’s market capitalization on March 31, 2007.

          Among the five largest sectors, results were mixed: financials, which made up more than one-third of the benchmark’s market capitalization at the end of the period, rose a modest 4.4%. Utilities, the second largest sector, surged 18.1%. The next two largest sectors, integrated oils and consumer discretionary, gained 14.6% and 13.5%, respectively. The fifth largest sector, consumer staples, was up 8.6%.

Largest stocks in the benchmark produce mixed results

Results for the benchmark’s five largest companies varied widely. In descending order according to their relative weightings in the benchmark based on market capitalization, these stocks performed as follows: ExxonMobil, 13.4%; Citigroup, 5.4%; AT&T, 23.7%; Bank of America, –2.7%; and General Electric, 1.7%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,767 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $21,464. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Large-Cap Value Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,092.10		$0.42
Retirement Class	1,000.00	1,091.50		1.72

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	25

EQUITY INDEX FUND U.S. STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Fund net assets	$782.76 million
Number of holdings	2,835
Portfolio turnover rate	6%
Weighted median market capitalization	$31.5 billion
P/E ratio (weighted 12-month trailing average)	17.50
Dividend yield	1.72%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	26.3
Financial	24.0
Manufacturing & materials	22.7
Technology	13.2
Energy	6.3
Utilities	4.4
Transportation	1.9
Short-term investments[a]	1.2

Total	100.0

[a]	Excludes $45.44 million of securities lending collateral. Approximately $0.672 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Equity Index Fund returned 8.46% for the Institutional Class, compared with the 8.49% gain of its benchmark, the Russell 3000® Index, and the 7.88% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

U.S. stocks produce healthy gains but still trail foreign issues

For the period, the broad U.S. stock market put in a strong performance. After rising steadily through the fourth quarter of 2006 and through most of the first quarter of 2007, U.S. shares showed res ilience in weathering a global sell-off in late February.

          Stocks of all market-capitalization sizes and both investment styles contributed to the solid advance of the Russell 3000 Index. However, returns for U.S. issues again lagged those of foreign stocks, as measured by the MSCI EAFE® Index. For the period, the EAFE’s 14.85% gain in dollar terms was more than six percentage points higher than the return of the Russell 3000.

          With foreign stocks continuing to outpace domestic issues, the gap between the EAFE’s long-term performance and that of the Russell 3000 narrowed considerably during the period. This helped reduce the spread between the two for longer time frames as well. For the ten years ended March 31, 2007, the 8.31% average annual return of the EAFE was only slightly lower than the 8.68% return of the Russell 3000.

Largest sectors lag amid a broad-based advance

During the six-month period, all twelve industry sectors of the Russell 3000 Index produced positive returns, including five that recorded double-digit

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Equity Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	8.46%	11.10%	7.14%	3.02%
Russell 3000 Index[1]	8.49	11.28	7.23	3.17
Morningstar Large Blend	7.88	10.25	6.12	2.82

Retirement Class (inception: 3/31/2006)	8.39	10.99	—	10.99
Retail Class (inception: 3/31/2006)	8.40	11.11	—	11.11
Russell 3000 Index[1]	8.49	11.28	—	11.28
Morningstar Large Blend	7.88	10.25	—	10.25

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

26	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

gains. Among the benchmark’s largest sectors, the two top performers were utilities and consumer discretionary, which rose 16.4% and 11.4%, respectively. These two sectors made up more than one-fifth of the benchmark in terms of market capitalization on March 31, 2007.

          The largest sector, financials, which constituted nearly one-quarter of the benchmark’s market capitalization at the end of the period, was up a modest 4.7%. Technology and health care, representing about one-quarter of the benchmark, returned 5.2% and 3.2%, respectively. The best-performing sector was materials and processing, which soared 21.3% but had a limited effect on the overall return since it made up only a small percentage of the index.

          For the six months, value stocks topped growth shares by nearly two percentage points, 9.46% to 7.53%. The mid-cap category advanced 12.38%, beating both the 11.02% gain for small caps and the 8.25% rise for large caps. (Both investment-style and all capitalization-size category returns are based on the Russell indexes.)

Returns for largest benchmark stocks vary widely

The benchmark’s five largest companies posted mixed results. In descending order according to capitalization size, these stocks performed as follows: ExxonMobil, 13.4%; General Electric, 1.7%; Citigroup, 5.4%; AT&T, 23.7%; and Microsoft, 2.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $12,596 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $11,099 and $11,111, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Equity Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,084.60		$0.36
Retirement Class	1,000.00	1,083.90		1.71
Retail Class	1,000.00	1,084.00		0.73

5% annual hypothetical return
Institutional Class	1,000.00	1,024.58	†	0.35
Retirement Class	1,000.00	1,023.27	†	1.66
Retail Class	1,000.00	1,024.22	†	0.71

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.07% for the Institutional Class, 0.33% for the Retirement Class and 0.14% for the Retail Class. The expense ratios of the Retirement and Retail classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	27

S&P 500 INDEX FUND  STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$1.02 billion
Number of holdings	500
Portfolio turnover rate	15%
Weighted median market capitalization	$54.6 billion
P/E ratio (weighted 12-month trailing average)	16.60
Dividend yield	1.87%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	25.1
Financial	23.6
Manufacturing & materials	22.9
Technology	13.7
Energy	7.7
Utilities	4.1
Transportation	2.0
Short-term investments[a]	0.9

Total	100.0

[a]	Excludes $46.23 million of securities lending collateral. Approximately $0.594 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The S&P 500 Index Fund returned 7.33% for the Institutional Class, compared with the 7.38% gain of its benchmark, the S&P 500® Index, and the 7.88% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Strong gains lag a stronger market

For the period, the large-cap stocks of the S&P 500 Index posted gains well above historical norms but failed to keep pace with the 8.49% advance of the broad U.S. stock market, as measured by the Russell 3000® Index.

          The S&P 500’s gain for the period was concentrated in the fourth quarter of 2006, when the index climbed 6.70%, versus the 7.12% rise in the Russell 3000. In the first quarter of 2007, stock market conditions were more volatile, and the S&P 500 was up only 0.64%—half the 1.28% advance of the Russell 3000. In both quarters, the Russell 3000’s superior performance reflected the higher returns of mid- and small-cap stocks, which are not part of the S&P 500.

          For the ten years ended March 31, 2007, the disparity between large-cap gains and those of the broad U.S. market was narrower: the S&P 500 Index produced an average annual return of 8.20%, versus 8.68% for the Russell 3000. In addition, large-cap stocks experienced a level of volatility that was similar to that of the broad market: the standard deviation of the S&P 500 during the ten-year period was 15.20, while that of the Russell 3000 was 15.25. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

S&P 500 Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	7.33%	11.77%	15.08%
Retirement Class (inception: 10/1/2002)	7.21	11.43	14.69
S&P 500 Index[1]	7.38	11.83	15.21
Morningstar Large Blend	7.88	10.25	14.51

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

28	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Muted performance in largest sectors limits the benchmark’s return

During the six-month period, all ten of the S&P 500’s industry sectors had positive returns, and four scored double-digit gains. However, the benchmark’s three largest sectors—financials, information technology and health care—posted the three lowest sector returns: 4%, 5.1% and 2.5%, respectively. Together these sectors made up almost one-half of the benchmark’s market capitalization on March 31, 2007.

          The energy sector, which made up one-tenth of the index, provided a significant contribution to overall returns, with a 13.6% advance during the six-month period.

          The highest gains were recorded in the benchmark’s three smallest sectors in terms of market capitalization—materials, utilities and telecommunication services: 21.4%, 19.3% and 16.6%, respectively. The effect of these outsized gains on the S&P 500’s overall return was limited, however, because each of these sectors constituted only between 3% and 4% of the benchmark’s market capitalization at the end of the period.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $18,817 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $18,534. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

S&P 500 Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,073.30		$0.36
Retirement Class	1,000.00	1,072.10		1.65

5% annual hypothetical return
Institutional Class	1,000.00	1,024.58	†	0.35
Retirement Class	1,000.00	1,023.32	†	1.61

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.07% for the Institutional Class and 0.32% for the Retirement Class.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	29

MID-CAP GROWTH INDEX FUND GROWTH STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMGX
Retirement Class	TRMGX
Fund net assets	$61.40 million
Number of holdings	534
Portfolio turnover rate	27%
Weighted median market capitalization	$7.7 billion
P/E ratio (weighted 12-month trailing average)	23.20
Dividend yield	0.79%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	35.5
Manufacturing & materials	26.0
Financial	13.9
Technology	13.5
Energy	4.2
Utilities	3.4
Transportation	2.5
Short-term investments[a]	1.0

Total	100.0

[a]	Excludes $9.38 million of securities lending collateral. Approximately $0.025 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Mid-Cap Growth Index Fund returned 10.99% for the Institutional Class, compared with the 11.18% gain of its benchmark, the Russell Midcap® Growth Index, and the 11.24% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth outperforms the broad market

During periods of economic uncertainty, investors usually gravitate toward the relative predictability of large-cap, blue-chip issues. The last two quarters, however, were an exception: despite ongoing inflation worries, rising oil prices and fears that the U.S. economy might be slowing, investors favored mid-cap and small-cap stocks over large caps.

          For the six-month period, mid-cap growth stocks solidly outpaced the 8.49% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The strong performance of mid-cap growth stocks was fueled by their 6.95% advance in the fourth quarter of 2006, versus a rise of only 3.96% in the first quarter of 2007. The return of the Russell Midcap Growth Index for the six months was well ahead of the 7.19% return of the Russell 1000® Growth Index but failed to match the 11.46% gain of the small-cap Russell 2000® Growth Index.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Mid-Cap Growth Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	10.99%	6.67%	20.36%
Retirement Class (inception: 10/1/2002)	10.92	6.44	19.98
Russell Midcap Growth Index[1]	11.18	6.90	20.56
Morningstar Mid-Cap Growth	11.24	4.09	16.88

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

30	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Exceptional gains drive the index higher

For the period, seven of the twelve sectors of the Russell Midcap Growth Index scored double-digit returns. Materials and processing and “other energy” led the way, jumping 27.3% and 18.9%, respectively. The consumer discretionary sector, which made up nearly one-quarter of the benchmark, returned 13.2%. By comparison, two other large sectors, health care and technology, returned 6.3% and 5.5%, respectively.

Benchmark’s largest stocks register impressive gains

Of the benchmark’s five largest issues, in terms of market capitalization, fashion-accessory maker Coach performed best during the six-month period, with a return of 45.5%. Returns for the others were as follows: personal products manufacturer Avon surged 22.8%, biotechnology firm Celgene jumped 21.2%, department store J.C. Penney advanced 20.7% and generic drug maker Forest Laboratories eked out a 1.6% gain during the six-month period.

          For the period, the fund’s return was comparable to that of its benchmark’s, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,029 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $22,707. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Mid-Cap Growth Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,109.90		$0.42
Retirement Class	1,000.00	1,109.20		1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	31

MID-CAP VALUE INDEX FUND VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TMVIX
Retirement Class	TRVUX
Fund net assets	$167.11 million
Number of holdings	476
Portfolio turnover rate	24%
Weighted median market capitalization	$8.0 billion
P/E ratio (weighted 12-month trailing average)	18.4
Dividend yield	1.96%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.0
Manufacturing & materials	19.9
Consumer products & services	19.7
Utilities	16.3
Technology	6.6
Energy	2.5
Transportation	1.9
Short-term investments[a]	1.1

Total	100.0

[a]	Excludes $29.53 million of securities lending collateral. Approximately $0.115 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Mid-Cap Value Index Fund returned 13.61% for the Institutional Class, compared with the 13.77% gain of its benchmark, the Russell Midcap® Value Index, and the 12.33% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value continues to produce superior results

During the six-month period, mid-cap value stocks easily outpaced the 8.49% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Despite expectations that big-name, large-cap stocks would fare better in the uncertain economic environment, blue chips lagged behind small- and mid-cap stocks.

          The Russell Midcap Value Index performed better than large-cap value stocks, which returned 9.34%, and even beat the 10.62% gain of small-cap value stocks.

          As of March 31, 2007, the benchmark had produced an average annual return of 14% over the ten-year period, versus 8.68% for the Russell 3000 Index. Mid-cap value stocks also outshined the broad U.S. stock market for the one-, three- and five-year periods.

Robust sector returns propel the index

For the six months, all twelve of the benchmark’s industry sectors reported positive returns, with eight posting double-digit gains. The largest contribution to the benchmark’s return came from utilities, which comprised nearly 17% of

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Mid-Cap Value Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	13.61%	16.86%	23.46%
Retirement Class (inception: 10/1/2002)	13.48	16.60	23.08
Russell Midcap Value Index[1]	13.77	17.13	23.61
Morningstar Mid-Cap Value	12.33	13.28	19.46

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

32	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

the index in terms of market capitalization as of March 31, 2007, and climbed 20%. The financial sector, which made up about one-third of the index, returned 8.6%.

          The index was also buoyed by solid returns from its materials and processing and consumer discretionary sectors, which scored outsized gains of 22.8% and 15.1%, respectively. Taken together these sectors represented almost 20% of the benchmark’s market capitalization at the end of the six-month period. Even the weakest sectors—health care and producer durables—produced results that were essentially in line with the broad equity market.

Benchmark’s largest stocks surge

Of the benchmark’s five largest issues in terms of market capitalization, utility companies American Electric Power, Entergy, and PG&E surged 36.5%, 35.7%, and 17.6%, respectively, during the six-month period. Two grocery store chains, Kroger and Safeway, rang up solid gains of 22.8% and 21.1%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $25,820 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $25,469. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE Six months ended March 31, 2007

Mid-Cap Value Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,136.10		$0.43
Retirement Class	1,000.00	1,134.80		1.76

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	33

MID-CAP BLEND INDEX FUND GROWTH AND VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRBDX
Retirement Class	TRMBX
Fund net assets	$155.71 million
Number of holdings	775
Portfolio turnover rate	21%
Weighted median market capitalization	$7.9 billion
P/E ratio (weighted 12-month trailing average)	20.70
Dividend yield	1.34%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	27.8
Manufacturing & materials	22.9
Financial	22.5
Technology	10.2
Utilities	9.2
Energy	3.4
Transportation	2.2
Short-term investments[a]	1.8

Total	100.0

[a]	Excludes $30.69 million of securities lending collateral. Approximately $0.126 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Mid-Cap Blend Index Fund returned 12.26% for the Institutional Class, compared with the 12.38% gain of its benchmark, the Russell Midcap® Index, and the 12.13% average return of the fund’s peer group, the Morningstar Mid-Cap Blend category. The table below shows returns for all share classes of the fund.

Mid-cap stocks stay well ahead of the broad market

During periods of economic uncertainty, investors usually gravitate toward the relative predictability of large-cap, blue-chip issues. The last two quarters, however, were an exception: despite ongoing inflation worries, rising oil prices and fears that the U.S. economy might be slowing, investors favored mid-cap and small-cap stocks over large caps.

          For the six-month period, mid-cap stocks easily outperformed the 8.49% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large caps and small caps advanced 8.25% and 11.02%, respectively. Within the mid-cap category, value stocks jumped 13.77%, while growth issues rose 11.18%.

          As of March 31, 2007, the Russell Midcap Index had an average annual return of 12.71% over the previous ten years, far surpassing the 8.68% average return of the Russell 3000 Index.

Strong sector advances fuel the benchmark’s return

During the reporting period, all twelve sectors of the Russell Midcap Index registered gains, with seven generating double digits. The index topped the broad market largely due to the 13.8% gain of its second-largest sector, consumer discretionary, which made up nearly one-fifth of the benchmark’s market capitalization on March 31, 2007.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Mid-Cap Blend Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	12.26%	11.54%	21.96%
Retirement Class (inception: 10/1/2002)	12.10	11.26	21.60
Russell Midcap Index[1]	12.38	11.79	22.17
Morningstar Mid-Cap Blend	12.13	10.11	19.01

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

34	2007 Semiannual Report • TIAA-CREF Institutional Mutual Funds

          Also contributing to the benchmark’s market-topping performance were strong gains from its materials and processing, “other energy” and utilities sectors, which climbed 25%, 21.3% and 18.9%, respectively. These three sectors constituted almost a quarter of the benchmark in terms of market capitalization at the end of the six-month period.

          However, the performance of the benchmark was slightly restrained by the modest returns posted by the health care and consumer staples sectors.

Largest benchmark stocks post impressive gains

Of the benchmark’s five largest issues, in terms of market capitalization, utility company Entergy performed best during the six-month period, with a return of 35.7%. Returns for the others were as follows: copper and gold producer Freeport-McMoRan 28.9%, grocery store chain Kroger 22.8%, biotechnology firm Celgene 21.2% and department store J.C. Penney 20.7%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $24,439 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $24,119. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Mid-Cap Blend Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,122.60		$0.42
Retirement Class	1,000.00	1,121.00		1.75
5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds • 2007 Semiannual Report	35

SMALL-CAP GROWTH INDEX FUND GROWTH STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISGX
Retirement Class	TRCGX
Fund net assets	$113.79 million
Number of holdings	1,297
Portfolio turnover rate	17%
Weighted median market capitalization	$1.2 billion
P/E ratio (weighted 12-month trailing average)	30.5
Dividend yield	0.45%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	39.5
Manufacturing & materials	30.8
Technology	12.6
Financial	9.6
Energy	4.0
Transportation	2.6
Utilities	0.7
Short-term investments[a]	0.2

Total	100.0

[a]	Excludes $32.46 million of securities lending collateral. Approximately $0.020 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Small-Cap Growth Index Fund returned 11.42% for the Institutional Class, compared with the 11.46% gain of its benchmark, the Russell 2000® Growth Index, and the 11.18% average return of the fund’s peer group, the Morningstar Small Growth category. The table below shows returns for all share classes of the fund.

Small-cap growth stages a comeback

The Russell 2000 Growth Index had lagged the broad market, as measured by the Russell 3000® Index, for the twelve months ended September 30, 2006. During the six-month period covered by this report, small-cap growth stocks beat the 8.49% return of the Russell 3000 Index.

          The strong comeback by the benchmark was powered by its 8.77% jump in the fourth quarter of 2006. In contrast, the index rose only 2.48% in the first quarter of 2007.

          For the six months, the small-cap growth category far outdistanced the 7.19% return of the large-cap Russell 1000® Growth Index and also topped the 11.18% rise of the Russell Midcap® Growth Index.

Broad-based sector gains fuel the benchmark’s rise

For the period, eleven of the twelve industry sectors of the Russell 2000 Growth Index scored positive returns, and seven delivered double-digit gains. The index benefited especially from its technology and consumer discretionary sectors, which together made up nearly 40% of the benchmark’s market capitalization on March 31, 2007. Strong returns from the materials and processing and

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Small-Cap Growth Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	11.42%	1.43%	19.08%
Retirement Class[1] (inception: 10/1/2002)	11.24	1.14	20.22
Russell 2000 Growth Index[2]	11.46	1.56	19.24
Morningstar Small Growth	11.18	1.14	17.49

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]

The since-inception return for this share class reflects the correction of a transaction processing error in October 2005. The since-inception return also reflects a similar correction in June 2004. These corrections resulted in gains, which increased the fund’s total returns for this share class.

[2]	For a description of the fund’s benchmark, please see page 4.

36	2007 Semiannual Report • TIAA-CREF Institutional Mutual Funds

producer durables sectors, which rose 15.4% and 13.7%, respectively, also contributed to the strong showing of the index.

          In contrast, lackluster returns from the financial sector weighed on results. Integrated oils, down 5.6%, reported the worst performance, but, since this sector constituted only about 1% of the benchmark, it had little effect on performance.

The benchmark’s largest stocks register impressive gains

During the reporting period, steel and iron producer AK Steel Holding’s blazing 92.7% return made it the star among the benchmark’s five largest issues in terms of market capitalization. The remaining four performed as follows: Internet service provider WebEx Communications soared 45.7%, Varian Semiconductor Equipment surged 45.5%, auction house Sotheby’s advanced 38.8% and diagnostic equipment manufacturer Hologic climbed 32.4%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,948 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $22,907. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Small-Cap Growth Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,114.20		$0.42
Retirement Class	1,000.00	1,112.40		1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	†	0.40
Retirement Class	1,000.00	1,023.27	†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds • 2007 Semiannual Report	37

SMALL-CAP VALUE INDEX FUND VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISVX
Retirement Class	TRSVX
Fund net assets	$156.05 million
Number of holdings	1,312
Portfolio turnover rate	19%
Weighted median market capitalization	$1.2 billion
P/E ratio (weighted 12-month trailing average)	21.9
Dividend yield	1.79%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	33.6
Consumer products & services	27.4
Manufacturing & materials	20.0
Technology	8.2
Utilities	5.9
Energy	2.3
Transportation	1.7
Short-term investments[a]	0.9

Total	100.0

[a]	Excludes $43.96 million of securities lending collateral. Approximately $0.078 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Small-Cap Value Index Fund returned 10.58% for the Institutional Class, compared with the 10.62% gain of its benchmark, the Russell 2000® Value Index, and the 11.11% average return of the fund’s peer group, the Morningstar Small Value category. The table below shows returns for all share classes of the fund.

Small-cap value rebounds to outperform the broad market

After underperforming the broad U.S. equity market during the second and third quarters of 2006, small-cap value stocks bounced back during the six-month period. The category reported a robust 10.62% gain, while the broad market, as measured by the Russell 3000® Index, returned 8.49%. The strong performance of the Russell 2000 Value Index was largely fueled by its 9.03% rise in the fourth quarter of 2006. In contrast, the index returned only 1.46% in the first quarter of 2007.

          During the six months, small-cap value stocks also outperformed the 9.34% return of the large-cap Russell 1000® Value Index but fell short of the impressive 13.77% gain registered by the Russell Midcap® Value Index.

          For the ten years ended March 31, 2007, the Russell 2000 Value Index posted an average annual return of 13.46%—far ahead of the 8.68% return of the Russell 3000 Index.

Consumer staples lead a broad-based sector advance

For the six months, eleven of the benchmark’s twelve industry sectors scored positive returns, with nine hitting double digits. The benchmark especially benefitted from its consumer staples, materials and processing, and consumer

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Small-Cap Value Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	10.58%	10.20%	21.97%
Retirement Class (inception: 10/1/2002)	10.49	10.04	21.66
Russell 2000 Value Index[1]	10.62	10.38	22.10
Morningstar Small Value	11.11	7.69	20.10

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

38	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

discretionary sectors, which registered outsized returns of 35%, 24.8% and 14.7%, respectively. Strong contributions from the technology, producer durables, and autos and transportation sectors also helped lift the small value index above the broad market.

          On the other hand, lackluster results in the financial sector, which made up more than one-third of the benchmark, weighed on returns.

          The only group to report a negative return was integrated oils. However, its 5.6% decline had little effect on performance since this sector constituted less than 1% of the index.

The benchmark’s largest stocks post stunning results

Of the benchmark’s five largest issues, in terms of market capitalization, nutritional supplement manufacturer NBTY performed best during the six-month period, with a scorching 81.2% gain. Returns for the others were as follows: auto parts maker Lear 76.4%, discount variety chain Big Lots 57.9%, and real estate investment trusts Nationwide Health and Realty Income 20% and 17.3%, respectively.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $24,449 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $24,168. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

	Starting fund value (10/1/06)	Ending fund value (3/31/07)	Expenses paid* (10/1/06– 3/31/07)

Small-Cap Value Index Fund

Actual return
Institutional Class	$1,000.00	$1,105.80	$0.42
Retirement Class	1,000.00	1,104.90	1.73

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53†	0.40
Retirement Class	1,000.00	1,023.27†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	39

SMALL-CAP BLEND INDEX FUND GROWTH AND VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$205.84 million
Number of holdings	1,957
Portfolio turnover rate	31
Weighted median market capitalization	$1.2 billion
P/E ratio (weighted 12-month trailing average)	25.3
Dividend yield	1.15%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	31.5
Financial	24.4
Manufacturing & materials	23.9
Technology	9.8
Utilities	3.2
Energy	3.0
Short-term investments[a]	2.2
Transportation	2.0

Total	100.0

[a]	Excludes $57.78 million of securities lending collateral. Approximately $0.368 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Small-Cap Blend Index Fund returned 10.98% for the Institutional Class, compared with the 11.02% gain of its benchmark, the Russell 2000® Index, and the 11.51% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks outpace the broad equity market

For the six-month period, the return of small-cap stocks was well ahead of the 8.49% gain of the broad U.S. equity market, as measured by the Russell 3000® Index. Despite expectations that big-name, blue-chip stocks would fare better than their smaller counterparts in an uncertain economic environment, the small- and mid-cap categories continued to outperform blue-chip stocks as a group.

          Like the overall market, small caps scored most of their gains in the fourth quarter of 2006, when the benchmark jumped 8.90%. The first quarter of 2007 saw a return of just 1.95%.

          Within the small-cap category, both growth and value stocks posted double-digit results for the six-month period. Small-cap growth stocks advanced 11.46%; small-cap value issues rose 10.62%.

          For the ten years ended March 31, 2007, the Russell 2000 Index produced an average annual advance of 10.23%—well ahead of the 8.68% return of the Russell 3000 Index.

Broad-based gains lift the benchmark higher

For the six months, eleven of the benchmark’s twelve industry sectors produced positive results, with eight achieving double-digit gains. Returns were driven

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Small-Cap Blend Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	10.98%	5.80%	20.54%
Retirement Class (inception: 10/1/2002)	10.82	5.53	20.19
Russell 2000 Index[1]	11.02	5.91	20.72
Morningstar Small Blend	11.51	5.78	19.83

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

40	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

by the materials and processing and consumer discretionary sectors, which registered gains of 20.5% and 13.4%, respectively, and which together comprised almost 30% of the index in terms of market capitalization as of March 31, 2007. The index was also buoyed by solid returns from its technology, producer durables and health care sectors.

          The benchmark’s largest sector, financials, posted a subdued 3.4% gain that weighed on returns. Some financial stocks in the index were hurt by the escalating default rate in the home mortgage market. Investors were worried that small-cap institutions would be less able to cope should the mortgage problems begin to affect other parts of the economy.

          The only sector to report a negative return was integrated oils, but since that group made up less than 1% of the index, it had little effect on performance.

Sharp increases for the benchmark’s largest issues

All of the benchmark’s five largest issues, in terms of market capitalization, posted extraordinary results. Discount variety chain Big Lots topped them all with a 57.9% climb. Advances for the others were as follows: software provider Hyperion Solutions 50.3%, Varian Semiconductor 45.5%, apparel manufacturer Phillips-Van Heusen 41% and data storage device maker Brocade Communications 34.8%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,188 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $22,880. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Small-Cap Blend Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)	Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,109.80	$0.42
Retirement Class	1,000.00	1,108.20	1.73

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53†	0.40
Retirement Class	1,000.00	1,023.27†	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	41

INTERNATIONAL EQUITY INDEX FUND  FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity securities based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including foreign investment risks, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TCIEX
Retirement Class	TRIEX
Fund net assets	$625.53 million
Number of holdings	1,174
Portfolio turnover rate	23%
Weighted median market capitalization	$5.9 billion
P/E ratio (weighted 12-month trailing average)	15.90
Dividend yield	2.58%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	32.3
Financial	32.1
Consumer products & services	15.1
Technology	11.2
Utilities	4.9
Energy	2.1
Transportation	2.1
Short-term investments[a]	0.2

Total	100.0

[a]	Excludes $41.18 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The International Equity Index Fund returned 14.91% for the Institutional Class, compared with the 14.85% gain of its benchmark, the MSCI EAFE® Index, and the 14.14% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks again outperform U.S. issues by a wide margin

For the period, the double-digit gain of the EAFE index, which tracks stocks in 21 developed nations outside North America, far exceeded the 8.49% advance of the Russell 3000® Index, which measures the broad U.S. stock market.

          More than two-thirds of the benchmark’s rise came during the fourth quarter of 2006. For that quarter, the 10.35% return of the EAFE was more than three percentage points higher than the 7.12% gain of the Russell 3000. In the first quarter of 2007, market conditions became more volatile, but the benchmark recovered from a global stock market sell-off in late February and finished the period on a strong note.

          With foreign stocks continuing to outpace domestic issues, the gap between the EAFE’s long-term performance and that of the Russell 3000 narrowed considerably during the period. For the ten years ended March 31, 2007, the 8.31% average annual return of the EAFE index was only slightly lower than the 8.68% return of the Russell 3000 Index.

The dollar’s weakness continues to boost foreign stock returns

During the six months, the dollar lost value against major foreign currencies, including the euro and the pound. A weaker dollar amplifies foreign stock gains

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

International Equity Index Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	14.91%	20.32%	24.06%
Retirement Class (inception: 10/1/2002)	14.77	20.02	23.65
MSCI EAFE Index[1]	14.85	20.20	24.16
Morningstar Foreign Large Blend	14.14	17.61	22.08

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional Class would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

42	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

for U.S. investors; the EAFE’s return for the period was considerably higher when converted to dollars.

          The dollar’s weakness was especially pronounced in the fourth quarter of 2006, when the EAFE’s 7.04% advance in local currencies translated to a 10.35% gain in dollar terms. In the first quarter of 2007, the dollar continued to fall, but not as sharply: the EAFE returned 3.34% in local currencies and 4.08% in dollars.

European and Pacific stocks deliver strong performance

In the fourth quarter of 2006, the EAFE’s European segment advanced 11.46% in dollar terms, driven by gains of 14.38%, 10.49% and 10.28%, respectively, in German, French and British stocks. Together these three components made up more than 40% of the benchmark’s total market capitalization at the end of the quarter. In the first quarter of 2007, European stocks returned 3.86% in dollar terms—respectable, but much less than the previous quarter’s gain.

          Again in dollar terms, the benchmark’s Pacific stocks rose 7.94% in the fourth quarter of 2006 and 4.57% in the first quarter of 2007. Japanese stocks, making up the largest component of the Pacific segment and more than one-fifth of the EAFE’s total market capitalization on March 31, 2007, rose 5.01% and 3.52%, respectively, in dollars, during the two quarters.

          For the period, the fund’s return and risk profile were similar to those of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $26,396 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retirement Class at its inception would have grown to $26,002. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

International Equity Index Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,149.10		$0.70
Retirement Class	1,000.00	1,147.70		1.82

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.27	†	0.66
Retirement Class	1,000.00	1,023.21	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class and 0.34% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2010, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	43

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including the risk of socially screened investing, index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Fund net assets	$252.83 million
Number of holdings	1,073
Portfolio turnover rate	30%
Weighted median market capitalization	$26.9 billion
P/E ratio (weighted 12-month trailing average)	17.70
Dividend yield	1.73%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	24.2
Manufacturing & materials	23.3
Consumer products & services	22.9
Technology	15.1
Utilities	5.4
Energy	4.2
Short-term investments[a]	2.9
Transportation	2.0

Total	100.0

[a]	Approximately $0.518 million of short-term investments are serving as collateral for the S&P 500 futures and are restricted from being sold.

PERFORMANCE NOTE

The fund’s returns were affected by a misallocation of income and net capital gains among its share classes. If this misallocation had not occurred, the 6-month, 1-year and 5-year returns would have been 8.21%, 10.43% and 7.39%, respectively, for the Institutional Class, and the 6-month and 1-year returns would have been 7.69% and 9.76%, respectively, for the Retirement Class. Teachers Advisors, Inc. made a cash infusion into the fund in August 2006 to remedy this misallocation. For more information, please call 800 927-3059.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Social Choice Equity Fund returned 8.09% for the Institutional Class, compared with the 8.49% gain of its benchmark, the Russell 3000® Index, and the 7.88% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Exclusion of major stocks trims returns

The Social Choice Equity Fund invests in those stocks in the Russell 3000 Index that pass two kinds of social screens. First, companies are excluded that derive revenues from alcohol, tobacco, gambling, weapons production, firearms or nuclear power. The remaining companies are then evaluated using qualitative criteria, including environmental, social and governance practices.

          Because of its social screens, the fund did not invest in several stocks that were sizable components of the benchmark in terms of market capitalization. The exclusion of these stocks produced both positive and negative results, but the net effect was to lower the fund’s return versus that of its benchmark.

          The absence of ExxonMobil significantly detracted from relative performance. The largest component of the Russell 3000 Index on March 31, 2007, ExxonMobil advanced 13.4% during the six months. The exclusion of Chevron and ConocoPhillips, two other energy stocks, also hurt returns. Oil company stocks generally did well for the period, with oil prices on the rise. In addition,

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Social Choice Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	8.09%	10.31%	7.38%	2.91%
Russell 3000 Index[1]	8.49	11.28	7.23	3.17
Morningstar Large Blend	7.88	10.25	6.12	2.82

Retirement Class (inception: 10/1/2002)	7.98	10.07	—	15.72
Russell 3000 Index[1]	8.49	11.28	—	16.27
Morningstar Large Blend	7.88	10.25	—	14.51

Retail Class (inception: 3/31/2006)	8.10	10.05	—	10.05
Russell 3000 Index[1]	8.49	11.28	—	11.28
Morningstar Large Blend	7.88	10.25	—	10.25

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

44	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

the fund suffered from avoiding Altria, the parent company of Philip Morris, which jumped 17.1% during the period.

          Performance versus the benchmark benefited, however, from the exclusion of other stocks, including drug company Pfizer, which fell 9.2%, and General Electric, which returned just 1.7%. Avoiding Wal-Mart and insurer American International Group also proved advantageous.

Statistical techniques help to limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

          During the six-month period, the fund’s performance relative to the benchmark was boosted by several successful overweight positions, including AT&T, Goldman Sachs and real estate developer Equity Office Properties.

          However, some other holdings failed to perform as anticipated and reduced relative performance. These included Johnson & Johnson, biotechnology company Amgen, Bank of America and home mortgage provider Freddie Mac, which was affected by the accelerating default rate among homeowners. The financial and health care sectors posted the weakest performance of any of the sectors of the Russell 3000 Index for the period.

$ 10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $12,490 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $19,296 and $11,005, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Social Choice Equity Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,080.90		$1.04
Retirement Class	1,000.00	1,079.80		2.33
Retail Class	1,000.00	1,081.00		1.09

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.92	†	1.01
Retirement Class	1,000.00	1,022.66	†	2.27
Retail Class	1,000.00	1,023.87	†	1.06

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.20% for the Institutional Class, 0.45% for the Retirement Class and 0.21% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	45

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including real estate investing risks, real estate securities risk, small-cap risk, foreign investment risks, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Fund net assets	$803.44 million
Number of holdings	42
Portfolio turnover rate	35%
Weighted median market capitalization	$11.6 billion
P/E ratio (weighted 12-month trailing average)	45.70
Dividend yield	2.90%

PORTFOLIO COMPOSITION

% of portfolio investments

Retail REITs	31.1
Office REITs	20.3
Residential REITs	19.9
Specialized REITs	10.5
Industrial REITs	8.0
Diversified REITs	5.3
Hotels, Restaurants and Leisure	2.2
Real Estate Management and Development	2.0
Office Electronics	0.5
Short-term investments[a]	0.2

Total	100.0

[a] Excludes $20.65 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Real Estate Securities Fund returned 13.85% for the Institutional Class, compared with the 12.99% gain of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the 14.10% average return of the fund’s peer group, the Morningstar Specialty Real Estate category. The table below shows returns for all share classes of the fund.

Another strong round of returns from REITs

After rising 9.07% during the fourth quarter of 2006, real estate investment trusts (REITs) got off to a scorching start in 2007, adding 9.12% in January, but then they cooled off, losing 2.30% in February and 2.83% in March.

          Several factors prompted the retreat. First, some investors believed that the acquisition of Equity Office Properties by The Blackstone Group signaled a market top. Second, many investors took profits, perhaps concerned about the sector’s lofty valuations. Finally, income-seeking investors found that REITs no longer offered yields comparable to those of the 10-year Treasury note. However, the sector was not seriously affected by the sell-off in the subprime market that took place in February and mid-March.

REITs score impressive long-term gains

Although the REIT sector was more volatile than the broad market during the six-month period, the benchmark’s six-month performance far exceeded both the 8.49% rise of domestic stocks, as measured by the Russell 3000® Index, and the 2.76% return of investment-grade bonds, as represented by the Lehman Brothers U.S. Aggregate Index.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Real Estate Securities Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	13.85%	22.24%	26.28%
Retirement Class (inception: 10/1/2002)	13.62	22.06	26.08
Retail Class (inception: 10/1/2002)	13.74	22.28	26.08
Dow Jones Wilshire Real Estate Securities Index[1]	12.99	21.96	27.66
Morningstar Specialty Real Estate	14.10	21.56	26.09

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

46	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          REIT investors also earned outsized rewards over the five-year period. For the five years ended March 31, 2007, the benchmark recorded an average annual return of 22.80%—more than triple the 7.23% advance of the Russell 3000 and more than four times the 5.35% gain of the Lehman index.

A double-digit fourth quarter makes the difference

In the fourth quarter of 2006, the fund’s 10.10% gain topped the benchmark by more than a percentage point. Key contributors to relative performance included three overweight positions in the office sector: Corporate Office Properties, Mission West Properties and SL Green. Within the residential sector, returns were boosted by overweight holdings such as Equity Residential and underweight positions that included Camden Property Trust. However, out-of-benchmark holdings in mortgage REITs detracted slightly from relative performance.

          In the first quarter of 2007, the fund gained 3.41%, trailing the benchmark by just 0.18 of a percentage point. Selections that hurt relative performance included Corporate Office Properties, which sold off after its strong fourth-quarter performance, and Equity Office Properties, which completed its merger with The Blackstone Group. In the industrial sector, an overweight in East-Group Properties also detracted from returns.

          Positions that boosted performance included such overweight holdings as shopping center developer Taubman Centers, Equity Residential, an owner and operator of multifamily properties, and an out-of-benchmark holding in Sunterra, a resort operator. Avoiding retailer Alexander’s also helped returns.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $28,589 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $28,385 and $28,383, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Real Estate Securities Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,138.50		$2.93
Retirement Class	1,000.00	1,136.20		4.26
Retail Class	1,000.00	1,137.40		3.36

5% annual hypothetical return
Institutional Class	1,000.00	1,022.16	†	2.77
Retirement Class	1,000.00	1,020.90	†	4.03
Retail Class	1,000.00	1,021.75	†	3.18

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.80% for the Retirement Class and 0.63% for the Retail Class.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	47

MANAGED ALLOCATION FUND II STOCKS AND BONDS

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, foreign investment risks, interest-rate risk, credit risk, call risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$30.31 million
Portfolio turnover rate	7%

PORTFOLIO COMPOSITION

Fund	% of portfolio investments

Bond Plus Fund II	38.9
Large-Cap Growth Fund	21.9
Large-Cap Value Fund	21.7
International Equity Fund	12.1
Small-Cap Equity Fund	3.9
Short-Term Bond Fund II	0.6
High-Yield Fund II	0.5
Short-term investments	0.4

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Managed Allocation Fund II returned 7.99% for the Institutional Class, compared with the 6.99% gain of its benchmark, the Managed Allocation Composite Index, and the 6.67% average return of the fund’s peer group, the Morningstar Moderate Allocation category. The table below shows returns for all share classes of the fund.

Both stocks and bonds score solid gains

For the period, the U.S. stock market rose 8.49%, as measured by the Russell 3000® Index. Most of the gain occurred in the fourth quarter of 2006, when steady short-term interest rates, lower energy prices and healthy economic growth boosted stocks 7.12%. However, in the first quarter of 2007, as oil prices crept upward and prospects for a rate cut by the Federal Reserve dimmed, investors lost their nerve. On the heels of a huge sell-off in late February, the Russell 3000 returned just 1.28% for the quarter.

          International stocks fared better. The MSCI EAFE® Index, which tracks stocks in 21 developed nations outside North America, gained 14.85% in dollar terms for the six months. U.S. investors continued to benefit from a dollar weakening against other major currencies. In the fourth quarter of 2006, the EAFE’s 7.04% rise in local currencies translated into a 10.35% surge in dollars and in the first quarter of 2007, the EAFE returned 3.34% in local currencies and 4.08% in dollars.

          With the federal funds rate steady since June 2006, bonds remained firmly in positive territory. As measured by the Lehman Brothers U.S. Aggregate Index, the broad investment-grade bond market returned 2.76% during the six months, while lower-rated, high-yield bonds rose 6.31%, and short-term bonds gained 2.58%.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Managed Allocation Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	7.99%	10.42%	10.42%
Retirement Class (inception: 3/31/2006)	7.77	10.11	10.11
Retail Class (inception: 3/31/2006)	7.95	10.50	10.50

Managed Allocation Composite Index[1]	6.99	10.65	10.65

Benchmark components (percentage of composite index):
Russell 3000 Index (48%)	8.49	11.28	11.28
Lehman Brothers
U.S. Aggregate Index (40%)	2.76	6.59	6.59
MSCI EAFE Index (12%)	14.85	20.20	20.20

Morningstar Moderate Allocation	6.67	9.14	9.14

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

48	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Stock components boost the fund above the benchmark

The fund topped its composite index for the period because three of its four underlying stock components outperformed their respective benchmark indexes. The Large-Cap Value Fund, which made up more than one-fifth of the fund’s portfolio on March 31, 2007, climbed 11.43%—more than two percentage points above its benchmark. The International Equity Fund topped its benchmark by over four percentage points, soaring 19.08%, but its effect on returns was limited since it constituted only about one-eighth of the portfolio. Of the fund’s remaining two equity components, only the Small-Cap Equity Fund trailed its index.

          These contributions were partly offset by the relative performance of the Bond Plus Fund II, which constituted almost 40% of the fund’s portfolio and narrowly lagged its benchmark.

          During the period, the Managed Allocation Fund II maintained a target allocation ratio of 60% equity and real estate securities to 40% fixed-income investments. On March 31, 2007, the fund’s portfolio composition, shown on the facing page, differed slightly from this target ratio, as it did at other times throughout the period, because of fluctuations in the market values of the securities in which the component funds invest.

          The weightings of the fund’s composite benchmark remained fixed during the six-month period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $11,042 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $11,011 and $11,050, respectively. The Retirement Class has a different expense charge from those of the Institutional and Retail Classes.

EXPENSE EXAMPLE Six months ended March 31, 2007

Managed Allocation Fund II	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,079.90		$1.92
Retirement Class	1,000.00	1,077.70		3.21
Retail Class	1,000.00	1,079.50		1.92

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.06	†	1.87
Retirement Class	1,000.00	1,021.80	†	3.13
Retail Class	1,000.00	1,023.06	†	1.87

*

“Expenses paid” is based on the fund’s actual pro rata expense ratio (including expenses the fund bears indirectly through the funds in which it invests) for the most recent fiscal half year, multiplied by the average “fund value” over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month pro rata expense ratios for that period were 0.37% for the Institutional Class, 0.62% for the Retirement Class and 0.37% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for its direct expenses (except for the 0.25% service fee that Retirement Class shares pay for expenses related to offering those shares in a retirement plan). Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	49

BOND FUND INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Fund net assets	$1.46 billion
Number of issues	548
Portfolio turnover rate	104%
Average quality	AA1
Option-adjusted duration	4.49 years
Average coupon	5.42%
Yield to maturity	5.42%
Average maturity	6.65 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	39.2
Corporate bonds	18.3
U.S. Treasury securities	13.6
Asset-backed securities	12.9
U.S. agency securities	8.8
Short-term investments[a]	5.6
Foreign government and corporate bonds denominated in U.S. dollars	1.6

Total	100.0

[a]	Excludes $37.08 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Bond Fund returned 2.59% for the Institutional Class, compared with the 2.76% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.77% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed continues to hold the line

After raising the short-term interest rate 17 times from June 2004 through June 2006, the Federal Reserve held the federal funds rate at 5.25% in its last four meetings of 2006 and at two meetings during the first quarter of 2007.

          While the rate remained steady, the tone of the Fed’s announcements changed subtly. In its statement on October 25, 2006, the Fed noted that economic growth had slowed, partly due to a cooling of the housing market. At the same time it expressed concern about the elevated level of core inflation. On December 12, the central bank said that inflation risks still remained but observed that a “substantial” cooling had occurred in the housing market. As the year ended, inflation hawks and doves each made strong arguments for the direction of the Fed’s next move.

          On January 31, 2007, the Fed reported that the housing market showed signs of stabilizing and that inflation indicators had “improved modestly.” Then, on March 21, the central bank pointed out that core inflation remained “somewhat elevated,” and that the threat of rising prices, not a slowdown in the economy, was its primary concern for the time being. Nonetheless, the Fed removed from this statement the reference to possible “additional firming” (i.e., rate hikes) that had appeared in past communications.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Bond Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	2.59%	6.31%	5.39%	6.09%
Lehman Brothers U.S. Aggregate Index[1]	2.76	6.59	5.35	6.09
Morningstar Intermediate-Term Bond	2.77	6.17	4.99	5.47

Retirement Class (inception: 3/31/2006)	2.45	6.06	—	6.06
Retail Class (inception: 3/31/2006)	2.51	6.02	—	6.02
Lehman Brothers U.S. Aggregate Index[1]	2.76	6.59	—	6.59
Morningstar Intermediate-Term Bond	2.77	6.17	—	6.17

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

50	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Longer–dated Treasuries offer modest extra payoff

Bonds with later maturities usually produce higher yields than their shorter-dated counterparts in order to compensate investors for the risk that inflation will erode the value of their interest payments. However, when the six-month period began, the 10-year Treasury note yielded 4.63%—0.05 of a percentage point less than the 2-year Treasury note. By March 31, 2007, though, the 10-year note led the 2-year note, 4.64% to 4.58%.

The fund stays close to the benchmark

Narrow spreads between different types of securities made it difficult to add value during the period. In the fourth quarter of 2006, the fund’s 1.17% return trailed the benchmark by 0.07 of a percentage point. An underweight position in U.S. Treasuries, which underperformed riskier fixed-income asset classes for the quarter, boosted returns relative to the benchmark, partly offsetting the fund’s expenses.

          In the first quarter of 2007, the fund gained 1.40%, lagging the benchmark by 0.10 of a percentage point. Individual security selections in the agency and mortgage-backed security sectors made positive contributions to relative returns, but an overweight position in asset-backed securities hurt performance slightly. Maintaining a duration that was shorter than the benchmark’s also trimmed returns when bond prices rose.

          Taken together, these multiple factors kept the fund from matching the benchmark’s return, after expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $15,818 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,606 and $10,602, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE Six months ended March 31, 2007

Bond Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,025.90		$1.62
Retirement Class	1,000.00	1,024.50		3.03
Retail Class	1,000.00	1,025.10		1.92

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.32	†	1.61
Retirement Class	1,000.00	1,021.91	†	3.02
Retail Class	1,000.00	1,023.01	†	1.92

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.32% for the Institutional Class, 0.60% for the Retirement Class and 0.38% for the Retail Class. The expense ratio of the Retirement Class reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of this share class would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	51

BOND PLUS FUND II INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including company risk, foreign investment risks, index risk and illiquid security risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Fund net assets	$77.04 million
Number of issues	309
Portfolio turnover rate	57%
Average quality	AA1
Option-adjusted duration	4.51 years
Average coupon	5.38%
Yield to maturity	5.46%
Average maturity	6.54 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	34.1
Corporate bonds	24.1
Asset-backed securities	16.0
U.S. agency securities	11.9
U.S. Treasury securities	9.8
Foreign government and corporate bonds denominated in U.S. dollars	3.3
Short-term investments[a]	0.8

Total	100.0

[a]	Excludes $4.27 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Bond Plus Fund II returned 2.63% for the Institutional Class, compared with the 2.76% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.77% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed continues to hold the line

After raising the short-term interest rate 17 times from June 2004 through June 2006, the Federal Reserve held the federal funds rate at 5.25% in its last four meetings of 2006 and at two meetings during the first quarter of 2007.

          While the rate remained steady, the tone of the Fed’s announcements changed subtly. In its statement on October 25, 2006, the Fed noted that economic growth had slowed, partly due to a cooling of the housing market. At the same time it expressed concern about the elevated level of core inflation. On December 12, the central bank said that inflation risks still remained but observed that a “substantial” cooling had occurred in the housing market. As the year ended, inflation hawks and doves each made strong arguments for the direction of the Fed’s next move.

          On January 31, 2007, the Fed reported that the housing market showed signs of stabilizing and that inflation indicators had “improved modestly.” Then, on March 21, the central bank pointed out that core inflation remained “somewhat elevated,” and that the threat of rising prices, not a slowdown in the economy, was its primary concern for the time being. Nonetheless, the Fed removed from this statement the reference to possible “additional firming” (i.e., rate hikes) that had appeared in past communications.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Bond Plus Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	2.63%	6.34%	6.34%
Retirement Class (inception: 3/31/2006)	2.48	6.10	6.10
Retail Class (inception: 3/31/2006)	2.58	6.23	6.23
Lehman Brothers U.S. Aggregate Index[1]	2.76	6.59	6.59
Morningstar Intermediate-Term Bond	2.77	6.17	6.17

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

52	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Longer–dated Treasuries offer modest extra payoff

Bonds with later maturities usually produce higher yields than their shorter-dated counterparts in order to compensate investors for the risk that inflation will erode the value of their interest payments. However, when the six-month period began, the 10-year Treasury note yielded 4.63%—0.05 of a percentage point less than the 2-year Treasury note. By March 31, 2007, though, the 10-year note led the 2-year note, 4.64% to 4.58%.

The fund stays close to the benchmark

Narrow spreads between different types of securities made it difficult to add value during the period. In the fourth quarter of 2006, the fund’s 1.16% return trailed the benchmark by 0.08 of a percentage point. An underweight position in U.S. Treasuries, which underperformed riskier fixed-income asset classes for the quarter, boosted returns relative to the benchmark, partly offsetting the fund’s expenses.

          In the first quarter of 2007, the fund gained 1.45%, lagging the benchmark by 0.05 of a percentage point. Individual security selections in the agency and mortgage-backed security sectors helped relative returns, but an overweight position in asset-backed securities hurt performance slightly. Maintaining a duration that was shorter than the benchmark’s also trimmed returns when bond prices rose.

          Taken together, these multiple factors kept the fund from matching the benchmark’s return, after expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,634 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,610 and $10,623, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Bond Plus Fund II	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,026.30		$1.77
Retirement Class	1,000.00	1,024.80		2.78
Retail Class	1,000.00	1,025.80		2.07

5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	†	1.77
Retirement Class	1,000.00	1,022.16	†	2.77
Retail Class	1,000.00	1,022.86	†	2.07

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.55% for the Retirement Class and 0.41% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	53

SHORT-TERM BOND FUND II  SHORT-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Fund net assets	$86.69 million
Number of issues	124
Portfolio turnover rate	54%
Average quality	AA1
Option-adjusted duration	2.3 years
Average coupon	5.13%
Yield to maturity	5.07%
Average maturity	2.56 years

PORTFOLIO COMPOSITION

% of portfolio investments

U.S. Treasury securities	34.7
U.S. agency securities	30.2
Corporate bonds	18.6
Asset-backed securities	13.8
Short-term investments[a]	1.6
Mortgage-backed securities and commercial mortgage-backed securities	0.8
Foreign government and corporate bonds denominated in U.S. dollars	0.3

Total	100.0

[a]	Excludes $4.57 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Short-Term Bond Fund II returned 2.52% for the Institutional Class, compared with the 2.58% gain of its benchmark, the Lehman Brothers U.S. Government/Credit (1–5 Year) Index, and the 2.46% average return of the fund’s peer group, the Morningstar Short-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed continues to hold the line

After hiking the federal funds rate 17 times during a two year-stretch beginning in June 2004, the Federal Reserve kept the rate at 5.25% when it met in August and September of 2006. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.)

          At their meetings in October and December of 2006, the Fed again decided to hold the rate steady. This decision resulted from weighing competing considerations. On one hand, the central bankers expressed concern about the elevated level of core inflation. On the other hand, they noted that economic growth had slowed, partly due to the cooling of the housing market.

          At its January 2007 meeting, the Fed remarked that inflation indicators had “improved modestly” and that the housing market showed signs of stabilizing. But following its session in March, the Fed acknowledged that core inflation remained “somewhat elevated,” and that the threat of rising prices, not a slowdown in the economy, was its primary concern for the time being.

          During the six-month period, yields fell slightly, lifting prices. (Bond prices and yields move in opposite directions.) The Lehman Brothers U.S. Aggregate Index, a proxy for the broad investment-grade bond market, gained a solid 2.76%.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Short-Term Bond Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	2.52%	5.43%	5.43%
Retirement Class (inception: 3/31/2006)	2.45	5.27	5.27
Retail Class (inception: 3/31/2006)	2.52	5.34	5.34
Lehman Brothers U.S. Government/Credit (1–5 Year) Index[1]	2.58	5.70	5.70
Morningstar Short-Term Bond	2.46	5.04	5.04

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

54	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Longer–dated Treasuries offer modest extra payoff

Bonds with later maturities usually produce higher yields than their shorter-dated counterparts in order to compensate investors for the risk that inflation will erode the value of their interest payments. However, when the six-month period began, the 5-year Treasury note yielded 4.58%—0.11 of a percentage point less than the 2-year Treasury note. Yields dipped slightly during the period, but by March 31, 2007, the shorter-dated maturity, at 4.58%, still held the lead over the longer-term note, which yielded 4.54%.

The fund stays close to the benchmark

Narrow spreads between different types of securities made it difficult to add value during the period. In the fourth quarter of 2006, the fund gained 1.07%, topping the benchmark by 0.06 of a percentage point. Relative performance was helped by an underweight position in Treasuries and by holdings in asset-backed securities, which are not in the benchmark.

          In the first quarter of 2007, the fund’s 1.44% return trailed the benchmark by 0.11 of a percentage point. Security selection in the agency and mortgage-backed security sectors made positive contributions to relative performance, but maintaining a duration that was shorter than the benchmark’s trimmed returns when bond prices rose.

          Taken together, these multiple factors kept the fund from matching the benchmark’s return, after expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,543 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,527 and $10,534, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Short-Term Bond Fund II	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,025.20		$1.51
Retirement Class	1,000.00	1,024.50		2.52
Retail Class	1,000.00	1,025.20		1.72

5% annual hypothetical return
Institutional Class	1,000.00	1,023.42	†	1.51
Retirement Class	1,000.00	1,022.41	†	2.52
Retail Class	1,000.00	1,023.21	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.30% for the Institutional Class, 0.50% for the Retirement Class and 0.34% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	55

HIGH-YIELD FUND II  HIGH-YIELD SECURITIES

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including illiquid security risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Fund net assets	$93.70 million
Number of issues	185
Portfolio turnover rate	37%
Average quality	B1
Option-adjusted duration	4.12 years
Average coupon	7.75%
Yield to maturity	7.37%
Average maturity	7.04 years

PORTFOLIO COMPOSITION BY MATURITY

% of portfolio investments

Less than 1 year	8.8
1–3 years	1.8
3–5 years	11.4
5–10 years	70.1
Greater than 10 years	7.9

Total	100.0

CREDIT QUALITY OF PORTFOLIO ASSETS

% of portfolio investments

Ba/BB	31.9
B/B	54.5
Below B/B	4.8
Short-term investments[a]	8.8

Total	100.0

[a]	Excludes $20.27 million of securities lending collateral

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The High-Yield Fund II returned 6.51% for the Institutional Class, compared with the 6.31% gain of the fund’s benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the 6.78% average return of the fund’s peer group, the Morningstar High-Yield Bond category. The table below shows returns for all share classes of the fund.

Strong performance continues for high-yield bonds

          During the six months, the benchmark performed solidly, returning 3.69% in the fourth quarter of 2006 and 2.52% in the following quarter. Its advance easily surpassed the 2.76% six-month gain of investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index. The return of high-yield bonds was closer to the 8.49% rise of the Russell 3000® Index, a proxy for the broad U.S. equity market.

          Over the longer term, high-yield bond returns look even more impressive: their average annual return for the five years ended March 31, 2007, was 9.20%, while that of the Russell 3000 was 7.23%—nearly two percentage points lower—and that of the Lehman index was only 5.35%.

          During the six-month period, investors continued to demonstrate a strong appetite for high-yield securities, and their prices rose accordingly. The demand was generated by strong corporate profits and solid company balance sheets, which helped trim historically low default rates from 2.04% at the beginning of October to 1.39% by the end of March.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

High-Yield Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	6.51%	9.51%	9.51%
Retirement Class (inception: 3/31/2006)	6.44	9.11	9.11
Retail Class (inception: 3/31/2006)	6.64	9.54	9.54
Merrill Lynch BB/B Cash Pay Issuer Constrained Index[1]	6.31	9.64	9.64
Morningstar High-Yield Bond	6.78	10.15	10.15

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

56	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Lower-quality bonds lead the high-yield market

For the six-month period, C to CCC+ bonds, which are among the lowest-rated, returned 10.12%—evidence of a robust market. In contrast, B-rated bonds gained 7.03%, and BB-rated bonds advanced 5.58%. The outperformance by C to CCC+ bonds in relation to higher-rated securities was part of a trend: the average annual return for the five years ended March 31, 2007, was 15.63% in the case of C to CCC+ bonds, but only 10.53% and 8.18% for B- and BB-rated securities, respectively.

Successful security and sector selection drives the fund

The fund topped its benchmark for the period because of successful security and sector positions. Overweights in the support services and in the printing and publishing sectors boosted performance, although an underweight in the gas distribution sector partly offset these contributions.

          Holdings in chemical companies Koppers, Celanese and Basell helped relative returns, as did two positions in the non-food and drug retail sector, Michaels Stores and Susser Holdings. Other successful investments included satellite operator Intelsat, book distributor Baker & Taylor, aluminum products manufacturer Novelis and software company SunGard.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,951 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,911 and $10,954, respectively. These classes have different expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

High-Yield Fund II	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,065.10		$2.06
Retirement Class	1,000.00	1,064.40		3.09
Retail Class	1,000.00	1,066.40		2.42

5% annual hypothetical return
Institutional Class	1,000.00	1,022.91	†	2.02
Retirement Class	1,000.00	1,021.91	†	3.02
Retail Class	1,000.00	1,022.56	†	2.37

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.40% for the Institutional Class, 0.60% for the Retirement Class and 0.47% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	57

TAX-EXEMPT BOND FUND II  TAX-EXEMPT BONDS

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including tax risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$60.77 million
Number of issues	56
Portfolio turnover rate	23%
Average quality	AA
Option-adjusted duration	6.4 years
Average coupon	5.17%
Yield to maturity	3.90%
Average maturity	8.73 years

PORTFOLIO COMPOSITION BY MATURITY

% of portfolio investments

Less than 1 year	3.6
1–3 years	0.2
3–5 years	4.2
5–10 years	63.0
Greater than 10 years	29.0

Total	100.0

CREDIT QUALITY OF PORTFOLIO ASSETS

% of portfolio investments

Aaa/AAA	60.9
Aa/AA	23.2
A/A	4.3
Baa/BBB	7.6
Ba/BB	0.4
Short-term investments	3.6

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Tax-Exempt Bond Fund II returned 1.57% for the Institutional Class, compared with the 1.67% gain of the fund’s benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the 1.35% average return of the fund’s peer group, the Morningstar Municipal National Intermediate category. The table below shows returns for all share classes of the fund.

Ten-year bonds trail the broad municipal market

With short-term interest rates holding steady and the prospect of an increase receding, investors renewed their appetite for longer-term bonds: these securities generally provide higher returns than shorter-term issues to compensate for the greater risk that inflation will erode their value.

During the six-month period, municipal bond yields changed little. For example, the 1-year issue began the period at 3.53% and ended at 3.55%. The yield of the 10-year note started and concluded the period at 3.79%; on March 31, 2007, these securities provided 81.3% of the yield of comparable Treasury notes—nearly the same as at the start of the period. Yields of 30-year munis rose just 0.01 of a percentage point, from 4.18% to 4.19%, and by period-end offered 86.7% of the yield of 30-year Treasuries, compared with 89.5% at the end of September.

For the period, the 10-year bonds that make up the benchmark lagged the 1.93% return of the overall municipal bond market, as represented by the Lehman Brothers Municipal Bond Index. They also trailed the 2.53% return of longer-term issues with maturities of at least 25 years.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Tax-Exempt Bond Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	1.57%	5.47%	5.47%
Retail Class (inception: 3/31/2006)	1.53	5.36	5.36
Lehman Brothers
10-Year Municipal Bond Index[1]	1.67	5.62	5.62
Morningstar Municipal National Intermediate	1.35	4.32	4.32

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

58	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Municipal bond issues soar in the first quarter

In 2006, states and municipalities issued $383 billion in bonds, down 6.2% from the record $408 billion issued in 2005. Much of the fall-off was in reaction to rising short-term interest rates, which had made refunding less advantageous. By November, however, rates had stabilized, the economy was moving at a steady pace, tax revenues were up, and communities felt comfortable taking on more debt to fund capital projects already in the planning stages.

          With these conditions prevailing, the first quarter of 2007 saw municipalities issue a record $40.8 billion in bonds—nearly 50% higher than during the first quarter of 2006 and the largest first-quarter volume ever recorded. More than half of this activity represented new issues, and refunding activity rose nearly 65%.

Maintaining credit quality shaves performance slightly

The fund lagged the benchmark for the period primarily because its managers continued to favor high-grade securities and to avoid volatile industrial, health care, resource recovery and tobacco bonds, which outperformed the overall tax-exempt market during the six months.

          In the fourth quarter of 2006, these higher-yielding revenue bonds outpaced general obligation issues, which are considered to be of higher quality because of the issuer’s taxing powers, and the fund trailed the benchmark. In the first quarter of 2007, spreads between general obligation and revenue bonds tightened considerably. The fund gained enough ground versus the benchmark to offset most of the effects of its expense charge.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,547 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, a $10,000 investment in the Retail Class at its inception would have grown to $10,536. That class has a different expense charge from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Tax-Exempt Bond Fund II	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,015.70		$1.76
Retail Class	1,000.00	1,015.30		1.96

5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	†	1.77
Retail Class	1,000.00	1,022.96	†	1.97

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class and 0.39% for the Retail Class. The expense ratios of the Institutional and Retail classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from March 31, 2006, through September 30, 2006

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	59

INFLATION-LINKED BOND FUND  INFLATION-PROTECTED BONDS

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including the risks of inflation-indexed bonds and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Fund net assets	$460.24 million
Number of issues	21
Portfolio turnover rate	19%
Average quality	AAA
Option-adjusted duration	8.21 years
Average coupon	2.53%

PORTFOLIO COMPOSITION BY MATURITY

% of portfolio investments

1–10-year bonds	71.0
10–20-year bonds	13.8
Over-20-year bonds	15.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Inflation-Linked Bond Fund returned 1.04% for the Institutional Class, compared with the 1.19% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 0.76% average return of the fund’s peer group, the Morningstar Inflation-Protected Bond category. The table below shows returns for all share classes of the fund.

The Fed keeps rates steady

After holding the federal funds rate at 5.25% during the third quarter of 2006, the Federal Reserve kept it at that level during the fourth quarter. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.) The Fed’s policy was an attempt to weigh competing concerns: on the one hand, it noted that levels of core inflation remained elevated. On the other hand, it recognized that economic growth had slowed during the year, partly due to a cooling of the housing market.

          In the first quarter of 2007 the Fed maintained its neutral stance, pointing out that inflation indicators had “improved modestly” and that the housing market showed signs of stabilizing. However, the Fed also acknowledged that core inflation remained “somewhat elevated,” and that the threat of rising prices, not a slowdown in the economy, was its primary concern for the time being.

          During the six-month period, the broad investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index, delivered a solid 2.76% gain—more than double the return for TIPS. For the five years ended March 31, 2007, however, TIPS produced an average annual return of 7.40%, compared with 5.35% for the Lehman aggregate index.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Inflation-Linked Bond Fund	6 months	1 year	since inception

Institutional Class (inception: 10/1/2002)	1.04%	5.03%	4.89%
Retail Class (inception: 10/1/2002)	0.90	4.89	4.73
Lehman Brothers U.S. Treasury Inflation-Protected Securities Index[1]	1.19	5.30	5.10
Morningstar Inflation-Protected Bond	0.76	4.49	4.39

Retirement Class (inception: 3/31/2006)	0.95	5.03	5.03
Lehman Brothers U.S. Treasury Inflation-Protected Securities Index[1]	1.19	5.30	5.30
Morningstar Inflation-Protected Bond	0.76	4.49	4.49

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

[1]	For a description of the fund’s benchmark, please see page 4.

60	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Demand for TIPS wanes, then rebounds

During the fourth quarter of 2006, TIPS struggled, losing 1.29%. Lower oil prices prompted investors to lighten up on this asset class, and they sold securities ahead of the auctions in October and January.

          In the first quarter of 2007, the benchmark gained 2.51%. Two key reasons for this advance were a huge February sell-off in the stock market and climbing oil prices that resulted from Iran’s holding 15 British soldiers as hostages. These higher oil prices produced a jump in the Consumer Price Index, which in February posted a 2.4% year-over-year increase, stoking fears of higher inflation.

Fund strategies reduce impact of expenses

The fund narrowly underperformed the index because its return includes a deduction for expenses, while the benchmark’s return does not. During the period, the fund was able to offset most of the effects of expenses by making relative-value trades among inflation-linked securities.

          The fund’s managers generally kept the fund’s duration—a measure of its sensitivity to interest-rate changes—near the benchmark’s. This strategy is designed to help the fund closely match the performance of the benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $12,398 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,503 and $12,313, respectively. The Retirement Class has a different inception date from that of the Institutional Class. The expense charges of both classes differ from that of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Inflation-Linked Bond Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,010.40		$1.75
Retirement Class	1,000.00	1,009.50		2.76
Retail Class	1,000.00	1,009.00		2.30

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.16	†	1.77
Retirement Class	1,000.00	1,022.16	†	2.77
Retail Class	1,000.00	1,022.61	†	2.32

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.55% for the Retirement Class and 0.46% for the Retail Class. The expense ratio of the Retirement Class reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses. Without this reimbursement, which is currently expected to continue through at least April 30, 2008, the expenses of this share class would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	61

MONEY MARKET FUND  CASH EQUIVALENTS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

INVESTMENT RISKS

The fund is subject to current income risk, market risk, company risk, income volatility risk, interest-rate risk, prepayment risk, extension risk and foreign investment risks. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TCIXX
Retirement Class	TIEXX
Retail Class	TIRXX
Fund net assets	$475.44 million

NET ANNUALIZED YIELD
(for the 7 days ended 3/27/2007)

	Current yield	Effective yield

Money Market Fund
Institutional Class	5.20%	5.34%
Retirement Class	4.97	5.10
Retail Class	6.05	6.24
iMoneyNet Money Fund
Report Averages—
All Taxable	4.75	4.87

AVERAGE MATURITY (as of 3/27/2007)

Money Market Fund	46 days
iMoneyNet Money Fund
Report Averages—All Taxable	40

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	85.6
Floating-rate securities	7.2
Certificates of deposit	5.5
U.S. agency securities	1.0
Banker’s acceptance	0.7

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

The Money Market Fund returned 2.64% for the Institutional Class, compared with the 2.39% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The table below shows returns for all share classes of the fund.

The Fed holds the short-term rate steady

After raising the federal funds rate to 5.25% in June 2006, the Federal Reserve kept the rate at that level for the remainder of the year and through the first quarter of 2007. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.)

          During the last quarter of 2006, economic growth continued to moderate from the rapid pace set earlier in the year. The housing market cooled, oil prices dropped from their midsummer high, and in October year-over-year inflation fell to 1.3%. Employment and consumer spending remained strong during the quarter, and Gross Domestic Product rose at an annual rate of 2.5%.

          By the first quarter of 2007, the mounting default rate among homeowners began to cause concern, as did the increasing price of oil, which contributed to a 2.4% rise in the Consumer Price Index in February. At its meeting in March, the Fed cautioned that the high percentage of the nation’s productive capacity currently in use could keep inflation elevated.

LIBOR sees little change

The LIBOR remained flat throughout the six months, reflecting the market’s confidence that the Fed would leave the short-term rate unchanged in the near

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Money Market Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	2.64%	5.26%	2.65%	3.46%
iMoneyNet Money Fund
Report Averages—All Taxable	2.39	4.73	2.13	2.96

Retirement Class (inception: 3/31/2006)	2.52	5.03	—	5.03
Retail Class (inception: 3/31/2006)	2.60	5.19	—	5.19
iMoneyNet Money Fund
Report Averages—All Taxable	2.39	4.73	—	4.73

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder in the Institutional or Retail classes would pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance.

62	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

term. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.)

          As the period opened, LIBOR yields on securities with one- and twelve-month maturities were the same. While shorter-term yields varied little during the six months, yields on twelve-month issues were somewhat more volatile, reflecting the assumption that the Fed would change the rate later in 2007. By period-end, the yield on twelve-month issues was slightly below that of one-month securities.

Commercial paper boosts the fund’s return

The fund took advantage of the greater supply of commercial paper, which was partly due to an increase in mergers and acquisition activity. (Commercial paper offers higher returns without significant additional risk.) On March 31, 2007, commercial paper made up 85.6% of the fund’s portfolio—up from 74.6% six months earlier. Floating-rate securities rose to 7.2% from 4.6%, while U.S. agency securities fell to just 1% of the portfolio—down from 15.5%. The remainder of the portfolio was divided between certificates of deposit (5.5%) and banker’s acceptances (0.7%).

          On March 31, 2007, foreign securities made up 12.2% of the fund’s total portfolio investments.

          During the period, the fund’s weighted average maturity fluctuated between 34 and 53 days. On March 27, 2007, it stood at 46 days, versus 40 days for the average iMoneyNet fund.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,021 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

As of March 31, 2007, $10,000 investments in the Retirement and Retail classes at each one’s inception would have grown to $10,503 and $10,519, respectively. These classes have different inception dates and expense charges from those of the Institutional Class.

EXPENSE EXAMPLE

Six months ended March 31, 2007

Money Market Fund	Starting fund value (10/1/06)	Ending fund value (3/31/07)		Expenses paid* (10/1/06– 3/31/07)

Actual return
Institutional Class	$1,000.00	$1,026.40		$0.76
Retirement Class	1,000.00	1,025.20		1.77
Retail Class	1,000.00	1,026.00		0.86

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.17	†	0.76
Retirement Class	1,000.00	1,023.16	†	1.77
Retail Class	1,000.00	1,024.07	†	0.86

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. The fund’s annualized six-month expense ratio for that period is 0.15% for the Institutional Class, 0.35% for the Retirement Class and 0.17% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement is currently expected to continue through at least April 30, 2008. The voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

FISCAL YEAR TOTAL RETURNS (%)

Institutional Class‡

‡	Does not include returns from July 1, 1999, through September 30, 1999

§	Partial fiscal year

For fiscal year total returns of all share classes, please see the Financial highlights section of this report.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND • MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$915,048	0.53%

APPAREL AND OTHER TEXTILE PRODUCTS
17,088		Polo Ralph Lauren Corp	1,506,307	0.87

			1,506,307	0.87

BUILDING MATERIALS AND GARDEN SUPPLIES
53,473		Lowe’s Cos, Inc	1,683,865	0.97

			1,683,865	0.97

BUSINESS SERVICES
84,299	*	Adobe Systems, Inc	3,515,268	2.03
64,716	*	eBay, Inc	2,145,335	1.24
40,682	e*	Electronic Arts, Inc	2,048,746	1.18
8,487	*	Google, Inc (Class A)	3,888,404	2.25
140,779		Microsoft Corp	3,923,511	2.27
20,540		Omnicom Group, Inc	2,102,885	1.21
114,195	*	Yahoo!, Inc	3,573,162	2.06
		Other	2,219,658	1.28

			23,416,969	13.52

CHEMICALS AND ALLIED PRODUCTS
71,249		Abbott Laboratories	3,975,694	2.29
28,250	e*	Genentech, Inc	2,319,890	1.34
38,872	e*	Gilead Sciences, Inc	2,973,708	1.72
52,380		Monsanto Co	2,878,805	1.66
29,838		Procter & Gamble Co	1,884,568	1.09
11,439		Roche Holding AG.	2,023,935	1.17
53,924		Teva Pharmaceutical Industries Ltd (ADR)	2,018,375	1.16
		Other	6,626,090	3.83

			24,701,065	14.26

COMMUNICATIONS
32,501		America Movil S.A. de C.V. (Series L) (ADR)	1,553,223	0.90
		Other	3,273,655	1.89

			4,826,878	2.79

DEPOSITORY INSTITUTIONS			1,184,392	0.68

ELECTRIC, GAS, AND SANITARY SERVICES			1,398,497	0.81

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
44,672	*	Apple Computer, Inc	4,150,476	2.40
207,665	*	Cisco Systems, Inc	5,301,687	3.06
44,576		Cooper Industries Ltd (Class A)	2,005,474	1.16
67,127		Emerson Electric Co	2,892,502	1.67
107,355		Qualcomm, Inc	4,579,764	2.64
		Other	8,391,586	4.85

			27,321,489	15.78

ENGINEERING AND MANAGEMENT SERVICES			3,226,535	1.86

FOOD AND KINDRED PRODUCTS
72,774		PepsiCo, Inc	4,625,515	2.67

			4,625,515	2.67

FURNITURE AND HOME FURNISHINGS STORES
44,896	*	GameStop Corp (Class A)	1,462,263	0.84

			1,462,263	0.84

Shares		Company	Value	% of net assets

GENERAL MERCHANDISE STORES
53,664		Target Corp	$3,180,129	1.84%
		Other	222,543	0.13

			3,402,672	1.97

HEALTH SERVICES
24,821	*	Medco Health Solutions, Inc	1,800,267	1.04
		Other	1,250,941	0.72

			3,051,208	1.76

HOLDING AND OTHER INVESTMENT OFFICES
48,200		iShares Russell 1000 Growth Index Fund	2,682,330	1.55
		Other	1,377,305	0.79

			4,059,635	2.34

HOTELS AND OTHER LODGING PLACES
77,234		Hilton Hotels Corp	2,777,335	1.60
		Other	1,395,442	0.81

			4,172,777	2.41

INDUSTRIAL MACHINERY AND EQUIPMENT
12,692	*	Alstom	1,647,134	0.95
48,261		General Electric Co	1,706,509	0.99
75,398		Hewlett-Packard Co	3,026,476	1.75
47,758		International Game Technology	1,928,468	1.11
		Other	1,112,415	0.64

			9,421,002	5.44

INSTRUMENTS AND RELATED PRODUCTS
36,167		Johnson & Johnson	2,179,423	1.26
26,587	e*	Zimmer Holdings, Inc	2,270,796	1.31
		Other	874,445	0.51

			5,324,664	3.08

INSURANCE CARRIERS
22,552		American International Group, Inc	1,515,945	0.88
		Other	1,715,136	0.99

			3,231,081	1.87

LEATHER AND LEATHER PRODUCTS
59,110	*	Coach, Inc	2,958,455	1.71

			2,958,455	1.71

METAL MINING
32,211		Anglo American plc	1,696,850	0.98

			1,696,850	0.98

MISCELLANEOUS RETAIL
30,204		Best Buy Co, Inc	1,471,539	0.85
50,000		CVS Corp	1,707,000	0.99
87,439		Staples, Inc	2,259,424	1.30

			5,437,963	3.14

MOTION PICTURES			544,073	0.31

NONDEPOSITORY INSTITUTIONS
61,222		American Express Co	3,452,921	1.99

			3,452,921	1.99

64	2007 Semiannual Report • TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND • MARCH 31, 2007

Shares		Company	Value	% of net assets

OIL AND GAS EXTRACTION
53,559	e	XTO Energy, Inc	$2,935,569	1.69%
		Other	1,760,689	1.02

			4,696,258	2.71

PETROLEUM AND COAL PRODUCTS			1,505,857	0.87

PRIMARY METAL INDUSTRIES
69,321		BHP Billiton plc	1,545,559	0.89

			1,545,559	0.89

RAILROAD TRANSPORTATION			809,771	0.47

SECURITY AND COMMODITY BROKERS
173,865		Charles Schwab Corp	3,179,991	1.84
10,270		Goldman Sachs Group, Inc	2,122,090	1.22
20,700		Merrill Lynch & Co, Inc	1,690,569	0.98
		Other	1,079,829	0.62

			8,072,479	4.66

TOBACCO PRODUCTS			862,909	0.50

TRANSPORTATION EQUIPMENT
44,591		Boeing Co	3,964,586	2.29
32,981	e	ITT Industries, Inc	1,989,414	1.15
57,323		United Technologies Corp	3,725,995	2.15

			9,679,995	5.59

TRANSPORTATION SERVICES			1,192,294	0.69

TRUCKING AND WAREHOUSING			488,317	0.28

	TOTAL COMMON STOCKS (Cost $165,803,559)		171,875,563	99.24

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES+		$849,653	0.49%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$15,201,702	State Street Navigator Securities Lending
	Prime Portfolio	15,201,702	8.78

		15,201,702	8.78

	TOTAL SHORT TERM INVESTMENTS (Cost $16,051,584)	16,051,355	9.27

	TOTAL PORTFOLIO (Cost $181,855,143)	187,926,918	108.51
	OTHER ASSETS & LIABILITIES, NET	(14,739,067)	(8.51)

	NET ASSETS	$173,187,851	100.00%

*	Non-income producing.

+	Notes have a rate of 4.900% and mature 04/02/07.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds • 2007 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$3,417,466	1.52%

APPAREL AND ACCESSORY STORES			904,066	0.40

APPAREL AND OTHER TEXTILE PRODUCTS			828,633	0.37

BUILDING MATERIALS AND GARDEN SUPPLIES			774,075	0.35

BUSINESS SERVICES
3,629	*	Google, Inc (Class A)	1,662,663	0.74
154,268		Microsoft Corp	4,299,449	1.92
		Other	5,981,405	2.66

			11,943,517	5.32

CHEMICALS AND ALLIED PRODUCTS
58,487		Abbott Laboratories	3,263,575	1.46
27,774	e	Air Products & Chemicals, Inc	2,054,165	0.92
31,045		Colgate-Palmolive Co	2,073,496	0.92
30,532	*	Gilead Sciences, Inc	2,335,698	1.04
76,863		Merck & Co, Inc	3,395,039	1.51
40,643		Procter & Gamble Co	2,567,012	1.14
80,881		Schering-Plough Corp	2,063,274	0.92
		Other	14,214,412	6.34

			31,966,671	14.25

COMMUNICATIONS
108,075		AT&T, Inc	4,261,397	1.90
		Other	1,829,226	0.82

			6,090,623	2.72

DEPOSITORY INSTITUTIONS
58,718		Bank of America Corp	2,995,792	1.34
60,279		Citigroup, Inc	3,094,724	1.38
90,949		JPMorgan Chase & Co	4,400,113	1.96
37,491		Northern Trust Corp	2,254,709	1.00
31,847	e	SunTrust Banks, Inc	2,644,575	1.18
53,993		US Bancorp	1,888,135	0.84
92,920		Wells Fargo & Co	3,199,236	1.43
		Other	408,530	0.18

			20,885,814	9.31

EATING AND DRINKING PLACES
36,594		McDonald’s Corp	1,648,560	0.74
		Other	1,690,276	0.75

			3,338,836	1.49

ELECTRIC, GAS, AND SANITARY SERVICES
40,189	e	American Electric Power Co, Inc	1,959,214	0.87
24,614		Constellation Energy Group, Inc	2,140,187	0.96
		Other	2,196,041	0.98

			6,295,442	2.81

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
25,649	*	Apple Computer, Inc	$2,383,049	1.06%
191,183	*	Cisco Systems, Inc	4,880,902	2.18
54,713		Emerson Electric Co	2,357,583	1.05
63,283	e	Honeywell International, Inc	2,914,815	1.30
110,403		Intel Corp	2,112,009	0.94
61,910		Qualcomm, Inc	2,641,081	1.18
		Other	8,832,567	3.94

			26,122,006	11.65

FOOD AND KINDRED PRODUCTS
55,189		PepsiCo, Inc	3,507,813	1.56
		Other	3,478,633	1.55

			6,986,446	3.11

GENERAL MERCHANDISE STORES
31,794		Target Corp	1,884,112	0.84
		Other	3,240,870	1.45

			5,124,982	2.29

HEALTH SERVICES
29,652	e*	Medco Health Solutions, Inc	2,150,660	0.96

			2,150,660	0.96

HOLDING AND OTHER INVESTMENT OFFICES
12,170		SPDR Trust Series 1	1,728,140	0.77

			1,728,140	0.77

HOTELS AND OTHER LODGING PLACES			2,984,697	1.33

INDUSTRIAL MACHINERY AND EQUIPMENT
15,379	e*	Alstom	1,995,845	0.89
16,394	e	Deere & Co	1,781,044	0.79
202,869		General Electric Co	7,173,448	3.20
102,158		Hewlett-Packard Co	4,100,622	1.83
28,461		International Business Machines Corp	2,682,734	1.20
		Other	1,102,374	0.49

			18,836,067	8.40

INSTRUMENTS AND RELATED PRODUCTS			2,583,717	1.15

INSURANCE AGENTS, BROKERS AND SERVICE
21,529		Hartford Financial Services Group, Inc	2,057,742	0.92

			2,057,742	0.92

INSURANCE CARRIERS
46,017		ACE Ltd	2,625,730	1.17
57,945		American International Group, Inc	3,895,063	1.74
		Other	1,482,930	0.66

			8,003,723	3.57

METAL MINING			1,510,419	0.67

MISCELLANEOUS RETAIL			534,058	0.24

MOTION PICTURES
109,708	e	News Corp (Class A)	2,536,449	1.13
		Other	4,000,328	1.78

			6,536,777	2.91

66	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND • MARCH 31, 2007

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
48,099		American Express Co	$2,712,784	1.21%
37,612		Fannie Mae	2,052,863	0.91

			4,765,647	2.12

OIL AND GAS EXTRACTION
41,845		Schlumberger Ltd	2,891,489	1.29
		Other	3,217,267	1.43

			6,108,756	2.72

PETROLEUM AND COAL PRODUCTS
26,520	e	Devon Energy Corp	1,835,714	0.82
115,519		Exxon Mobil Corp	8,715,909	3.89
		Other	5,484,127	2.44

			16,035,750	7.15

REAL ESTATE			420,117	0.19

SECURITY AND COMMODITY BROKERS
38,241		Morgan Stanley	3,011,861	1.34
		Other	4,195,728	1.87

			7,207,589	3.21

TOBACCO PRODUCTS
93,861		Altria Group, Inc	8,241,934	3.67

			8,241,934	3.67

TRANSPORTATION EQUIPMENT
35,521		Boeing Co	3,158,172	1.41
30,431		ITT Industries, Inc	1,835,598	0.82
		Other	2,022,416	0.90

			7,016,186	3.13

TRANSPORTATION SERVICES			901,054	0.40

		TOTAL COMMON STOCKS
		(Cost $191,735,642)	222,301,610	99.10

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$3,850,000	4.900%, 04/02/07	$3,848,428	1.72%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
32,082,871	State Street Navigator Securities Lending
	Prime Portfolio	32,082,871	14.30

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,932,337)	35,931,299	16.02

	TOTAL PORTFOLIO
	(Cost $227,667,979)	258,232,909	115.12
	OTHER ASSETS & LIABILITIES, NET	(33,908,758)	(15.12)

	NET ASSETS	$224,324,151	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

SPDR - Standard & Poor's Depository Receipts

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report 67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$1,828,202	0.13%

APPAREL AND ACCESSORY STORES			178,590	0.01

APPAREL AND OTHER TEXTILE PRODUCTS			402,809	0.03

AUTO REPAIR, SERVICES AND PARKING			456,433	0.03

BUSINESS SERVICES
130,048		Adecco S.A.	8,256,761	0.60
		Other	7,911,264	0.58

			16,168,025	1.18

CHEMICALS AND ALLIED PRODUCTS
1,903,510		Bayer AG.	121,647,255	8.90
708,100		Daiichi Sankyo Co Ltd	21,692,473	1.59
201,046		Reckitt Benckiser plc	10,468,302	0.77
		Other	8,723,140	0.63

			162,531,170	11.89

COAL MINING
15,135,400	e*	China Coal Energy Co	16,174,645	1.18

			16,174,645	1.18

COMMUNICATIONS
482,887		Royal KPN NV	7,521,424	0.55
		Other	4,876,040	0.36

			12,397,464	0.91

DEPOSITORY INSTITUTIONS
151,344		Julius Baer Holding AG.	20,649,990	1.51
792,710		Nordea Bank AB	12,657,840	0.93
6,166	e	Resona Holdings, Inc	16,587,084	1.21
96,723		Societe Generale	16,715,498	1.22
576	e	Sumitomo Mitsui Financial Group, Inc	5,230,143	0.38
		Other	12,679,609	0.93

			84,520,164	6.18

EDUCATIONAL SERVICES			104,073	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
1,404,697	e	Fortum Oyj	40,963,058	3.00
		Other	6,759,967	0.49

			47,723,025	3.49

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
393,540		Hoya Corp	13,057,887	0.95
		Other	14,871,728	1.09

			27,929,615	2.04

ENGINEERING AND MANAGEMENT SERVICES			147,709	0.01

FABRICATED METAL PRODUCTS			394,608	0.03

FOOD AND KINDRED PRODUCTS
222,087		Groupe Danone	36,283,199	2.66
645,826	e	Sampo Oyj (A Shares)	19,601,072	1.43
		Other	3,821,341	0.28

			59,705,612	4.37

Shares		Company	Value	% of net assets

FOOD STORES
415,832		Carrefour S.A.	$30,412,912	2.23%
599,702		Tesco plc	5,242,687	0.38
		Other	3,738,115	0.27

			39,393,714	2.88

FURNITURE AND HOME FURNISHINGS STORES			344,756	0.03

GENERAL BUILDING CONTRACTORS			4,989,222	0.37

GENERAL MERCHANDISE STORES			2,015,297	0.15

HEAVY CONSTRUCTION, EXCEPT BUILDING
351,578	e	Vinci S.A.	54,489,212	3.99
		Other	131,619	0.01

			54,620,831	4.00

HOLDING AND OTHER INVESTMENT OFFICES
4,340,908		Ashmore Group plc	24,751,128	1.81
1,221,825		GEA Group AG.	33,818,531	2.48
1,988,830		Man Group plc	21,721,090	1.59
		Other	3,461,170	0.25

			83,751,919	6.13

HOTELS AND OTHER LODGING PLACES
644,649		Accor S.A.	61,606,740	4.51
		Other	27,428	0.00	**

			61,634,168	4.51

INDUSTRIAL MACHINERY AND EQUIPMENT
95,790		Canon, Inc	5,145,542	0.38
62,024		Krones AG	12,179,602	0.89
298,204		Rheinmetall AG.	27,645,784	2.02
		Other	15,479,143	1.13

			60,450,071	4.42

INSTRUMENTS AND RELATED PRODUCTS
326,279		Phonak Holding AG.	24,971,359	1.83
175,528		Tecan Group AG.	12,480,450	0.91
		Other	1,213,735	0.09

			38,665,544	2.83

INSURANCE AGENTS, BROKERS AND SERVICE			1,299,413	0.10

INSURANCE CARRIERS
72,986		Zurich Financial Services AG.	21,067,226	1.54
		Other	6,054,946	0.45

			27,122,172	1.99

LOCAL AND INTERURBAN PASSENGER TRANSIT			298,523	0.02

METAL MINING
102,407		MMC Norilsk Nickel (ADR)	19,457,330	1.42
89,814	e*	Polyus Gold (ADR)	4,320,053	0.32
		Other	6,871,287	0.50

			30,648,670	2.24

MISCELLANEOUS MANUFACTURING INDUSTRIES			411,176	0.03

MISCELLANEOUS RETAIL			2,199,654	0.16

68	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2007

Shares			Company	Value	% of net assets

MOTION PICTURES				$121,012	0.01%

NONDEPOSITORY INSTITUTIONS
1,271,808			Collins Stewart plc	6,369,426	0.47
250,608			Deutsche Postbank AG.	21,850,658	1.60
379,190			Hypo Real Estate Holding AG.	24,182,170	1.77
1,364,642			Tullett Prebon plc	12,970,504	0.95
			Other	967,145	0.06

				66,339,903	4.85

NONMETALLIC MINERALS, EXCEPT FUELS				634,352	0.05

OIL AND GAS EXTRACTION
47,100		*	Compagnie Generale de Geophysique S.A.	9,878,171	0.72
			Other	4,316,711	0.32

				14,194,882	1.04

PAPER AND ALLIED PRODUCTS				277,343	0.02

PETROLEUM AND COAL PRODUCTS
251,112			ENI S.p.A.	8,171,480	0.60
			Other	245,592	0.02

				8,417,072	0.62

PRIMARY METAL INDUSTRIES				8,027,709	0.59

PRINTING AND PUBLISHING				675,305	0.05

RAILROAD TRANSPORTATION				4,243,185	0.31

REAL ESTATE
582,200			Atrium Co Ltd	16,798,031	1.23
4,686			Risa Partners, Inc	13,838,493	1.01
3,329,500			Urban Corp	48,908,389	3.58
			Other	6,740,778	0.49

				86,285,691	6.31

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				848,600	0.06

SECURITY AND COMMODITY BROKERS				4,262,799	0.31

SPECIAL TRADE CONTRACTORS				965,224	0.07

STONE, CLAY, AND GLASS PRODUCTS
99,123			Holcim Ltd	9,927,391	0.73
4,973,000			Nippon Sheet Glass Co Ltd	26,080,397	1.91
12,514,300			Sumitomo Osaka Cement Co Ltd	37,593,875	2.75
			Other	1,663,839	0.12

				75,265,502	5.51

TOBACCO PRODUCTS
4,822			Japan Tobacco, Inc	23,692,617	1.73

				23,692,617	1.73

TRANSPORTATION BY AIR
419,810	e		Fraport AG Frankfurt Airport Services Worldwide	30,664,597	2.24
			Other	416,676	0.03

				31,081,273	2.27

TRANSPORTATION EQUIPMENT
2,466,553			Fiat S.p.A.	62,175,363	4.55
112,932			Siemens AG.	12,071,786	0.88
169,530			Toyota Motor Corp	10,861,774	0.80
			Other	1,902,020	0.14

				87,010,943	6.37

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$390,531	0.03%

TRUCKING AND WAREHOUSING
1,538,651	Deutsche Post AG.	46,575,337	3.41
	Other	565,852	0.04

		47,141,189	3.45

WATER TRANSPORTATION		1,081,797	0.08

WHOLESALE TRADE-DURABLE GOODS
1,138,300	Kloeckner & Co AG	62,572,363	4.58
	Other	2,401,588	0.17

		64,973,951	4.75

WHOLESALE TRADE-NONDURABLE GOODS		3,307,139	0.24

	TOTAL COMMON STOCKS
	(Cost $1,136,215,736)	1,367,745,293	100.07

Principal	Issuer

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$111,354,298	State Street Navigator Securities
	Lending Prime Portfolio	111,354,298	8.15

		111,354,298	8.15

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $111,354,298)	111,354,298	8.15

	TOTAL PORTFOLIO
	(Cost $1,247,570,034)	1,479,099,591	108.22
	OTHER ASSETS & LIABILITIES, NET	(112,351,823)	(8.22)

	NET ASSETS	$1,366,747,768	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	69

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2007

Country		Value	% of market value

DOMESTIC

UNITED STATES OF AMERICA		$111,354,298	7.53%

	TOTAL DOMESTIC	111,354,298	7.53

FOREIGN

AUSTRALIA		28,341,885	1.92
FINLAND		60,564,130	4.09
FRANCE		211,902,633	14.33
GERMANY		393,208,083	26.58
HONG KONG		26,603,011	1.80
INDIA		1,003,481	0.07
ITALY		70,346,843	4.76
JAPAN		340,728,802	23.04
NETHERLANDS		7,521,424	0.51
NEW ZEALAND		1,514,055	0.10
RUSSIA		23,777,383	1.61
SINGAPORE		4,003,036	0.27
SWEDEN		12,657,840	0.85
SWITZERLAND		97,353,177	6.58
UNITED KINGDOM		88,219,510	5.96

	TOTAL FOREIGN	1,367,745,293	92.47

	TOTAL PORTFOLIO	$1,479,099,591	100.00%

70	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$141,482	0.53%

APPAREL AND OTHER TEXTILE PRODUCTS
2,698	e	Polo Ralph Lauren Corp	237,829	0.89

			237,829	0.89

BUILDING MATERIALS AND GARDEN SUPPLIES
8,329		Lowe’s Cos, Inc	262,280	0.98

			262,280	0.98

BUSINESS SERVICES
13,049	*	Adobe Systems, Inc	544,143	2.04
10,005	*	eBay, Inc	331,666	1.24
6,315	*	Electronic Arts, Inc	318,023	1.19
1,237	*	Google, Inc (Class A)	566,744	2.13
21,859	e	Microsoft Corp	609,210	2.29
3,189		Omnicom Group, Inc	326,490	1.22
17,883	*	Yahoo!, Inc	559,559	2.10
		Other	340,599	1.28

			3,596,434	13.49

CHEMICALS AND ALLIED PRODUCTS
11,164		Abbott Laboratories	622,951	2.34
4,236	*	Genentech, Inc	347,860	1.30
6,067	e*	Gilead Sciences, Inc	464,126	1.74
8,194	e	Monsanto Co	450,342	1.69
4,811		Procter & Gamble Co	303,863	1.14
1,922		Roche Holding AG.	340,065	1.28
8,401		Teva Pharmaceutical Industries Ltd (ADR)	314,449	1.18
		Other	1,078,068	4.04

			3,921,724	14.71

COMMUNICATIONS
5,147	e	America Movil S.A. de C.V.(Series L) (ADR)	245,975	0.92
		Other	514,796	1.93

			760,771	2.85

DEPOSITORY INSTITUTIONS			185,922	0.70

ELECTRIC, GAS, AND SANITARY SERVICES			224,369	0.84

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,919	e*	Apple Computer, Inc	642,844	2.41
32,400	*	Cisco Systems, Inc	827,172	3.10
6,898		Cooper Industries Ltd (Class A)	310,341	1.16
10,397	e	Emerson Electric Co	448,007	1.68
16,025		Qualcomm, Inc	683,627	2.56
		Other	1,335,137	5.02

			4,247,128	15.93

ENGINEERING AND MANAGEMENT SERVICES			506,643	1.90

FOOD AND KINDRED PRODUCTS
11,328		PepsiCo, Inc	720,008	2.70

			720,008	2.70

FURNITURE AND HOME FURNISHINGS STORES
6,976	e*	GameStop Corp (Class A)	227,208	0.85

			227,208	0.85

Shares		Company	Value	% of net assets

GENERAL MERCHANDISE STORES
8,326		Target Corp	$493,399	1.85%
		Other	34,227	0.13

		TOTAL GENERAL MERCHANDISE STORES	527,626	1.98

HEALTH SERVICES
3,814	e*	Medco Health Solutions, Inc	276,629	1.04
		Other	194,821	0.73

			471,450	1.77

HOLDING AND OTHER INVESTMENT OFFICES
1,712		Alcon, Inc	225,676	0.85
		Other	111,340	0.42

			337,016	1.27

HOTELS AND OTHER LODGING PLACES
11,991	e	Hilton Hotels Corp	431,196	1.62
		Other	217,442	0.81

			648,638	2.43

INDUSTRIAL MACHINERY AND EQUIPMENT
1,971	*	Alstom	255,791	0.96
7,462		General Electric Co	263,856	0.99
11,729		Hewlett-Packard Co	470,802	1.77
7,331	e	International Game Technology	296,026	1.11
		Other	174,960	0.65

			1,461,435	5.48

INSTRUMENTS AND RELATED PRODUCTS
5,613		Johnson & Johnson	338,239	1.27
4,165	e*	Zimmer Holdings, Inc	355,733	1.34
		Other	137,123	0.51

			831,095	3.12

INSURANCE CARRIERS
3,547		American International Group, Inc	238,429	0.89
		Other	260,606	0.98

			499,035	1.87

LEATHER AND LEATHER PRODUCTS
9,126	e*	Coach, Inc	456,756	1.71

			456,756	1.71

METAL MINING
4,797		Anglo American plc	252,702	0.95

			252,702	0.95

MISCELLANEOUS RETAIL
4,816	e	Best Buy Co, Inc	234,636	0.88
7,800	e	CVS Corp	266,292	1.00
13,603	e	Staples, Inc	351,502	1.32

			852,430	3.20

MOTION PICTURES			98,273	0.37

NONDEPOSITORY INSTITUTIONS
9,430		American Express Co	531,852	2.00

			531,852	2.00

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

OIL AND GAS EXTRACTION
8,328	e	XTO Energy, Inc	$456,458	1.71%
		Other	273,332	1.03

			729,790	2.74

PETROLEUM AND COAL PRODUCTS			242,731	0.91

PRIMARY METAL INDUSTRIES
10,440		BHP Billiton plc	232,767	0.87

			232,767	0.87

RAILROAD TRANSPORTATION			126,358	0.47

SECURITY AND COMMODITY BROKERS
27,033	e	Charles Schwab Corp	494,434	1.85
1,599		Goldman Sachs Group, Inc	330,401	1.24
3,239	e	Merrill Lynch & Co, Inc	264,529	0.99
		Other	148,024	0.56

			1,237,388	4.64

TOBACCO PRODUCTS			129,344	0.49

TRANSPORTATION EQUIPMENT
6,908		Boeing Co	614,190	2.30
5,198	e	ITT Industries, Inc	313,543	1.18
8,888		United Technologies Corp	577,720	2.17

			1,505,453	5.65

TRANSPORTATION SERVICES			183,399	0.69

TRUCKING AND WAREHOUSING			76,409	0.29

		TOTAL COMMON STOCKS
		(Cost $25,276,573)	26,463,745	99.27

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$6,394,252	State Street Navigator Securities
	Lending Prime Portfolio	$6,394,252	23.99%

		6,394,252	23.99

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,394,252)	6,394,252	23.99

	TOTAL PORTFOLIO
	(Cost $31,670,825)	32,857,997	123.26
	OTHER ASSETS & LIABILITIES, NET	(6,199,816)	(23.26)

	NET ASSETS	$26,658,181	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

72	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
152,000	e*	Penn National Gaming, Inc	$6,447,840	0.80%
		Other	1,877,581	0.24

			8,325,421	1.04

APPAREL AND ACCESSORY STORES
1,063,005		Gap, Inc	18,294,316	2.28

			18,294,316	2.28

APPAREL AND OTHER TEXTILE PRODUCTS			424,294	0.05

BUSINESS SERVICES
128,726		Fidelity National Information Services, Inc	5,851,884	0.73
746,993	*	Novell, Inc	5,393,289	0.67
209,148	*	Yahoo!, Inc	6,544,241	0.82
		Other	4,048,195	0.50

			21,837,609	2.72

CHEMICALS AND ALLIED PRODUCTS
404,345		Pfizer, Inc	10,213,755	1.27
124,200		PPG Industries, Inc	8,732,502	1.09
		Other	28,756,209	3.59

			47,702,466	5.95

COAL MINING			8,820,540	1.10

COMMUNICATIONS
468,353		AT&T, Inc	18,467,159	2.30
1,018,716		Sprint Nextel Corp	19,314,855	2.41
		Other	3,641,474	0.46

			41,423,488	5.17

DEPOSITORY INSTITUTIONS
469,894		Bank of New York Co, Inc	19,054,202	2.38
516,285		Citigroup, Inc	26,506,072	3.31
236,700	e	First Horizon National Corp	9,830,151	1.23
458,573		Hudson City Bancorp, Inc	6,273,279	0.78
493,038		JPMorgan Chase & Co	23,853,178	2.98
246,981		SunTrust Banks, Inc	20,509,302	2.56
369,991	e	TCF Financial Corp	9,752,963	1.22
673,877	e	Wells Fargo & Co	23,201,585	2.89
		Other	17,625,206	2.18

			156,605,938	19.53

EATING AND DRINKING PLACES
1,118,441		Compass Group plc	7,483,125	0.93
267,387		Darden Restaurants, Inc	11,013,670	1.38

			18,496,795	2.31

ELECTRIC, GAS, AND SANITARY SERVICES
128,703		American Electric Power Co, Inc	6,274,271	0.78
221,489	e	DPL, Inc	6,886,093	0.86
		Other	24,925,713	3.11

			38,086,077	4.75

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
260,574	*	Agere Systems, Inc	$5,894,184	0.74%
242,496		Honeywell International, Inc	11,169,366	1.39
305,129	e	RadioShack Corp	8,247,637	1.03
		Other	35,217,049	4.39

			60,528,236	7.55

ENGINEERING AND MANAGEMENT SERVICES			13,138	0.00	**

FABRICATED METAL PRODUCTS
192,335		Illinois Tool Works, Inc	9,924,486	1.24

			9,924,486	1.24

FOOD AND KINDRED PRODUCTS
481,037	*	Constellation Brands, Inc (Class A)	10,188,364	1.27
136,255		PepsiCo, Inc	8,660,368	1.08
329,422	e*	Smithfield Foods, Inc	9,866,189	1.23

			28,714,921	3.58

FORESTRY			1,827,328	0.23

FURNITURE AND HOME FURNISHINGS STORES			3,801,541	0.47

GENERAL BUILDING CONTRACTORS			6,068,302	0.76

HEALTH SERVICES
277,728	e*	Healthsouth Corp	5,835,065	0.73
		Other	4,363,815	0.54

			10,198,880	1.27

HOLDING AND OTHER INVESTMENT OFFICES			3,441,824	0.43

HOTELS AND OTHER LODGING PLACES
149,491		Accor S.A.	14,286,306	1.78
116,244	e	Orient-Express Hotels Ltd (Class A)	6,953,716	0.87
		Other	2,337,400	0.29

			23,577,422	2.94

INDUSTRIAL MACHINERY AND EQUIPMENT
87,230	*	Alstom	11,320,475	1.41
198,039		General Electric Co	7,002,659	0.87
		Other	2,260,227	0.29

			20,583,361	2.57

INSTRUMENTS AND RELATED PRODUCTS
207,281	*	Thermo Electron Corp	9,690,387	1.21
		Other	4,547,767	0.57

			14,238,154	1.78

INSURANCE AGENTS, BROKERS AND SERVICE
73,204		Hartford Financial Services Group, Inc	6,996,838	0.87
		Other	1,978,475	0.25

			8,975,313	1.12

INSURANCE CARRIERS
271,158		Aetna, Inc	11,874,009	1.48
214,047		Radian Group, Inc	11,746,899	1.47
83,321	e	XL Capital Ltd (Class A)	5,829,137	0.73
		Other	26,022,621	3.24

			55,472,666	6.92

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report 73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

METAL MINING			$7,596,065	0.95%

MISCELLANEOUS RETAIL			4,374,566	0.55

MOTION PICTURES			462	0.00	**

NONDEPOSITORY INSTITUTIONS
137,879	e	Fannie Mae	7,525,436	0.94
		Other	2,059,877	0.25

			9,585,313	1.19

OIL AND GAS EXTRACTION
269,782	*	Pride International, Inc	8,120,438	1.01
		Other	12,823,043	1.60

			20,943,481	2.61

PAPER AND ALLIED PRODUCTS
89,044		Temple-Inland, Inc	5,319,489	0.66
		Other	6,105,744	0.76

			11,425,233	1.42

PETROLEUM AND COAL PRODUCTS
84,239		Cabot Oil & Gas Corp	5,670,969	0.71
178,569		Chevron Corp	13,206,963	1.65
198,703		Occidental Petroleum Corp	9,798,045	2.22
55,350		Petroleo Brasileiro S.A. (ADR)	5,507,879	0.69
100,792		Sunoco, Inc	7,099,788	0.89
		Other	24,124,672	2.00

			65,408,316	8.16

PIPELINES, EXCEPT NATURAL GAS			317,368	0.04

REAL ESTATE			5,360,667	0.67

SECURITY AND COMMODITY BROKERS
140,293		Morgan Stanley	11,049,477	1.38
		Other	2,171,513	0.27

			13,220,990	1.65

STONE, CLAY, AND GLASS PRODUCTS			1,412,630	0.18

TEXTILE MILL PRODUCTS			1,572,736	0.20

TOBACCO PRODUCTS
260,279		Altria Group, Inc	22,855,099	2.85

			22,855,099	2.85

TRANSPORTATION BY AIR			8,858,759	1.10

TRANSPORTATION EQUIPMENT
944,156	e*	Ford Motor Co	7,449,391	0.93
		Other	4,150,559	0.52

			11,599,950	1.45

TRANSPORTATION SERVICES			4,962,702	0.62

WHOLESALE TRADE-NONDURABLE GOODS			4,997,721	0.62

	TOTAL COMMON STOCKS
		(Cost $735,300,695)	801,874,574	100.02

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$107,123,583	State Street Navigator Securities
	Lending Prime Portfolio	$107,123,583	13.36%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $107,123,583)	107,123,583	13.36

	TOTAL PORTFOLIO
	(Cost $842,424,278)	908,998,157	113.38
	OTHER ASSETS & LIABILITIES, NET	(107,271,644)	(13.38)

	NET ASSETS	$801,726,513	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

74	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$6,081,820	2.06%

APPAREL AND ACCESSORY STORES			3,901,673	1.32

APPAREL AND OTHER TEXTILE PRODUCTS
60,502		Polo Ralph Lauren Corp	5,333,251	1.81
		Other	2,598,567	0.88

			7,931,818	2.69

AUTOMOTIVE DEALERS AND SERVICE STATIONS			2,619,383	0.89

BUSINESS SERVICES
83,338	e*	Adobe Systems, Inc	3,475,195	1.18
65,778	e*	Cerner Corp	3,581,612	1.21
56,984	e*	Cognizant Technology Solutions Corp (Class A)	5,029,978	1.70
50,781	e*	F5 Networks, Inc	3,386,077	1.15
35,682	*	Focus Media Holding Ltd (ADR)	2,799,610	0.95
108,554	*	Sybase, Inc	2,744,245	0.93
		Other	13,855,546	4.69

			34,872,263	11.81

CHEMICALS AND ALLIED PRODUCTS
86,492		Ecolab, Inc	3,719,156	1.26
77,900	*	VCA Antech, Inc	2,828,549	0.96
		Other	7,921,760	2.68

			14,469,465	4.90

COAL MINING
71,534		Consol Energy, Inc	2,799,125	0.95

			2,799,125	0.95

COMMUNICATIONS
96,636	*	American Tower Corp (Class A)	3,763,972	1.27
40,851	*	NII Holdings, Inc	3,030,327	1.03
		Other	7,434,393	2.52

			14,228,692	4.82

DEPOSITORY INSTITUTIONS			4,065,357	1.38

EATING AND DRINKING PLACES			3,867,903	1.31

ELECTRIC, GAS, AND SANITARY SERVICES
169,931	*	Covanta Holding Corp	3,769,070	1.28
		Other	4,228,899	1.43

			7,997,969	2.71

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
39,289		L-3 Communications Holdings, Inc	3,436,609	1.17
65,963	*	MEMC Electronic Materials, Inc	3,996,039	1.35
101,866	*	Network Appliance, Inc	3,720,146	1.26
195,684	*	QLogic Corp	3,326,628	1.13
		Other	9,152,640	3.10

			23,632,062	8.01

ENGINEERING AND MANAGEMENT SERVICES
76,286	*	Jacobs Engineering Group, Inc	3,558,742	1.21
118,921		Paychex, Inc	4,503,538	1.52

			8,062,280	2.73

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
88,012		McCormick & Co, Inc	$3,390,222	1.15%

			3,390,222	1.15

FURNITURE AND FIXTURES			1,984,115	0.67

FURNITURE AND HOMEFURNISHINGS STORES
100,916	e*	GameStop Corp (Class A)	3,286,834	1.11

			3,286,834	1.11

GENERAL MERCHANDISE STORES
111,969		TJX Cos, Inc	3,018,684	1.02
		Other	2,486,572	0.84

			5,505,256	1.86

HEALTH SERVICES
60,707	e	Manor Care, Inc	3,300,033	1.12

			3,300,033	1.12

HOLDING AND OTHER INVESTMENT OFFICES
48,468	*	iShares Russell Midcap Growth Index Fund	5,191,892	1.76
		Other	2,376,053	0.80

			7,567,945	2.56

HOTELS AND OTHER LODGING PLACES
152,021		Hilton Hotels Corp	5,466,675	1.85

			5,466,675	1.85

INDUSTRIAL MACHINERY AND EQUIPMENT
114,259		International Game Technology	4,613,778	1.56
		Other	3,527,117	1.20

			8,140,895	2.76

INSTRUMENTS AND RELATED PRODUCTS
42,984		Allergan, Inc	4,763,487	1.62
49,813		Bard (C.R.), Inc	3,960,632	1.34
29,555	e*	Intuitive Surgical, Inc	3,593,001	1.22
57,016	e*	Resmed, Inc	2,871,896	0.97
72,014	e	Rockwell Collins, Inc	4,819,897	1.63
105,508	e*	Thermo Electron Corp	4,932,499	1.67
		Other	5,192,112	1.76

			30,133,524	10.21

INSURANCE CARRIERS			1,128,524	0.38

JUSTICE, PUBLIC ORDER AND SAFETY
67,729	*	Corrections Corp of America	3,576,768	1.21

			3,576,768	1.21

LEATHER AND LEATHER PRODUCTS
68,147	*	Coach, Inc	3,410,757	1.16

			3,410,757	1.16

METAL MINING			4,537,324	1.54

MISCELLANEOUS RETAIL
69,734	e*	Nutri/System, Inc	3,654,759	1.24
		Other	2,089,424	0.71

			5,744,183	1.95

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

MOTION PICTURES
98,441	*	DreamWorks Animation SKG, Inc (Class A)	$3,010,326	1.02%
		Other	2,854,134	0.97

			5,864,460	1.99

OIL AND GAS EXTRACTION
97,331	*	Denbury Resources, Inc	2,899,490	0.98
87,290		Equitable Resources, Inc	4,217,853	1.43
46,789	*	National Oilwell Varco, Inc	3,639,716	1.23
64,627	e	Smith International, Inc	3,105,327	1.05
58,444		XTO Energy, Inc	3,203,316	1.09
		Other	2,145,180	0.73

			19,210,882	6.51

PRIMARY METAL INDUSTRIES
36,296		Precision Castparts Corp	3,776,599	1.28
95,896	e*	Titanium Metals Corp	3,440,748	1.17

			7,217,347	2.45

PRINTING AND PUBLISHING			4,248,622	1.44

REAL ESTATE
125,484	e*	CB Richard Ellis Group, Inc (Class A)	4,289,043	1.46
51,417	e	Forest City Enterprises, Inc (Class A)	3,402,777	1.15

			7,691,820	2.61

SECURITY AND COMMODITY BROKERS
49,667	e	Greenhill & Co, Inc	3,049,057	1.03
63,336		T Rowe Price Group, Inc	2,988,826	1.01
		Other	7,584,169	2.57

		TOTAL SECURITY AND COMMODITY BROKERS	13,622,052	4.61

SPECIAL TRADE CONTRACTORS			1,943,529	0.66

TRANSPORTATION EQUIPMENT
31,178		Textron, Inc	2,799,784	0.95
		Other	2,255,787	0.76

			5,055,571	1.71

Shares	Company	Value	% of net assets

WHOLESALE TRADE-DURABLE GOODS		$5,141,387	1.74%

WHOLESALE TRADE-NONDURABLE GOODS
36,753	Wimm-Bill-Dann Foods OJSC (ADR)	2,935,096	0.99

		2,935,096	0.99

	TOTAL COMMON STOCKS
	(Cost $251,873,068)	294,633,631	99.82

Principal	Issuer

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$65,190,212	State Street Navigator Securities
	Lending Prime Portfolio	65,190,212	22.08

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $65,190,212)	65,190,212	22.08

	TOTAL PORTFOLIO
	(Cost $317,063,280)	359,823,843	121.90

	OTHER ASSETS & LIABILITIES, NET	(64,649,425)	(21.90)

	NET ASSETS	$295,174,418	100.00%
	`

*	Non-income producing

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

76	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$1,739,220	0.25%

AUTOMOTIVE DEALERS AND SERVICE STATIONS			3,672,500	0.52

BUILDING MATERIALS AND GARDEN SUPPLIES			3,235,960	0.46

BUSINESS SERVICES
99,000	*	Computer Sciences Corp	5,160,870	0.74
		Other	17,133,890	2.44

			22,294,760	3.18

CHEMICALS AND ALLIED PRODUCTS
165,000		Cytec Industries, Inc	9,279,600	1.32
86,000	*	Invitrogen Corp	5,473,900	0.78
148,000		PPG Industries, Inc	10,405,880	1.48
93,000		Rohm & Haas Co	4,809,960	0.69
		Other	13,805,570	1.97

			43,774,910	6.24

COMMUNICATIONS			12,009,722	1.71

DEPOSITORY INSTITUTIONS
850,000	e	Hudson City Bancorp, Inc	11,628,000	1.66
77,000		Northern Trust Corp	4,630,780	0.66
215,000		TCF Financial Corp	5,667,400	0.81
205,000		TD Banknorth, Inc	6,592,800	0.94
		Other	31,545,905	4.50

			60,064,885	8.57

EATING AND DRINKING PLACES
157,000		Darden Restaurants, Inc	6,466,830	0.92

			6,466,830	0.92

ELECTRIC, GAS, AND SANITARY SERVICES
137,000		American Electric Power Co, Inc	6,678,750	0.95
112,000		Constellation Energy Group, Inc	9,738,400	1.39
148,000		DPL, Inc	4,601,320	0.66
66,000		Entergy Corp	6,924,720	0.99
172,000	e	NorthWestern Corp	6,093,960	0.87
93,000	*	NRG Energy, Inc	6,699,720	0.95
159,000		PPL Corp	6,503,100	0.93
58,000	e	Questar Corp	5,174,180	0.74
		Other	31,927,271	4.55

			84,341,421	12.03

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
79,000		L-3 Communications Holdings, Inc	6,910,130	0.99
71,000		Whirlpool Corp	6,028,610	0.86
		Other	20,107,285	2.86

			33,046,025	4.71

ENGINEERING AND MANAGEMENT SERVICES			5,357,862	0.76

FABRICATED METAL PRODUCTS
369,000	e*	Crown Holdings, Inc	9,025,740	1.29
		Other	4,126,500	0.59

			13,152,240	1.88

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
361,000	e*	Smithfield Foods, Inc	$10,811,950	1.54%
		Other	3,730,720	0.53

			14,542,670	2.07

FOOD STORES
292,000		Kroger Co	8,249,000	1.18
		Other	3,711,650	0.53

			11,960,650	1.71

FORESTRY			2,494,000	0.36

FURNITURE AND HOME FURNISHINGS STORES			4,594,800	0.66

GENERAL BUILDING CONTRACTORS			2,785,240	0.40

GENERAL MERCHANDISE STORES
118,000		Federated Department Stores, Inc	5,315,900	0.76
		Other	2,875,600	0.41

			8,191,500	1.17

HEALTH SERVICES			16,142,455	2.30

HEAVY CONSTRUCTION, EXCEPT BUILDING
108,500		Bouygues S.A.	8,384,730	1.20
46,000		Vinci S.A.	7,129,296	1.02
		Other	3,812,100	0.54

			19,326,126	2.76

HOLDING AND OTHER INVESTMENT OFFICES
45,500		Boston Properties, Inc	5,341,700	0.76
90,000		iShares Russell Midcap Value Index Fund	13,785,300	1.97
127,000	e	Plum Creek Timber Co, Inc	5,006,340	0.71
86,000		Prologis	5,583,980	0.80
90,000	e	Taubman Centers, Inc	5,219,100	0.74
		Other	21,154,144	3.02

			56,090,564	8.00

HOTELS AND OTHER LODGING PLACES
90,500		Accor S.A.	8,648,753	1.23
192,000		Hilton Hotels Corp	6,904,320	0.99
115,000	e	Orient-Express Hotels Ltd (Class A)	6,879,300	0.98

			22,432,373	3.20

INDUSTRIAL MACHINERY AND EQUIPMENT			13,949,410	1.99

INSTRUMENTS AND RELATED PRODUCTS
210,000	*	Thermo Electron Corp	9,817,500	1.40
369,000	*	Xerox Corp	6,232,410	0.89
		Other	11,074,545	1.58

			27,124,455	3.87

INSURANCE AGENTS, BROKERS AND SERVICE			7,357,870	1.05

INSURANCE CARRIERS
300,100	*	Conseco, Inc	5,191,730	0.74
94,000		Radian Group, Inc	5,158,720	0.74
		Other	25,079,540	3.57

			35,429,990	5.05

METAL MINING
170,000		Anglo American plc	8,955,468	1.28

			8,955,468	1.28

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE FUND ▪ MARCH 31, 2007

Shares	Company	Value	% of net assets

MISCELLANEOUS RETAIL		$3,967,590	0.57%

MOTION PICTURES		2,801,180	0.40

NONDEPOSITORY INSTITUTIONS
93,000	CIT Group, Inc	4,921,560	0.70

		4,921,560	0.70

OIL AND GAS EXTRACTION		16,904,580	2.41

PAPER AND ALLIED PRODUCTS		12,608,960	1.80

PETROLEUM AND COAL PRODUCTS
84,500	Cabot Oil & Gas Corp	5,688,540	0.81
124,000	Noble Energy, Inc	7,396,600	1.06
70,000	Sunoco, Inc	4,930,800	0.70
	Other	5,396,600	0.77

		23,412,540	3.34

PRIMARY METAL INDUSTRIES		3,485,675	0.50

PRINTING AND PUBLISHING		10,290,175	1.47

RAILROAD TRANSPORTATION
133,000	CSX Corp	5,326,650	0.76

		5,326,650	0.76

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		2,487,200	0.35

SECURITY AND COMMODITY BROKERS
32,500	Bear Stearns Cos, Inc	4,886,375	0.70
	Other	8,025,428	1.14

		12,911,803	1.84

STONE, CLAY, AND GLASS PRODUCTS		2,707,440	0.39

TOBACCO PRODUCTS
102,000	Loews Corp (Carolina Group)	7,712,220	1.10
	Other	1,403,250	0.20

		9,115,470	1.30

TRANSPORTATION BY AIR		7,456,149	1.06

TRANSPORTATION EQUIPMENT
94,000	Autoliv, Inc	5,368,340	0.77
79,000	ITT Industries, Inc	4,765,280	0.68
	Other	11,865,988	1.69

		21,999,608	3.14

Shares	Company	Value	% of net assets

WATER TRANSPORTATION		$4,408,020	0.63%

WHOLESALE TRADE-DURABLE GOODS		974,400	0.14

WHOLESALE TRADE-NONDURABLE GOODS		8,031,520	1.15

	TOTAL COMMON STOCKS (Cost $604,834,144)	694,344,426	99.05

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$7,470,000	4.900%, 04/02/07	7,466,950	1.07

		7,466,950	1.07

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
90,587,401	State Street Navigator Securities
	Lending Prime Portfolio	90,587,401	12.92

		90,587,401	12.92

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,056,363)	98,054,351	13.99

	TOTAL PORTFOLIO (Cost $702,890,507)	792,398,777	113.04
	OTHER ASSETS & LIABILITIES, NET	(91,404,455)	(13.04)

	NET ASSETS	$700,994,322	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$1,310,800	0.27%

AMUSEMENT AND RECREATION SERVICES			4,190,622	0.87

APPAREL AND ACCESSORY STORES
83,597	d*	Payless Shoesource, Inc	2,775,420	0.58
		Other	5,406,119	1.12

			8,181,539	1.70

APPAREL AND OTHER TEXTILE PRODUCTS			7,170,193	1.49

AUTO REPAIR, SERVICES AND PARKING			20,139	0.00	**

AUTOMOTIVE DEALERS AND SERVICE STATIONS			2,123,922	0.44

BUILDING MATERIALS AND GARDEN SUPPLIES			11,705	0.00	**

BUSINESS SERVICES
86,532		ABM Industries, Inc	2,283,579	0.48
94,400	e*	AMN Healthcare Services, Inc	2,135,328	0.44
91,207	e*	CSG Systems International, Inc	2,281,999	0.47
312,477	*	Earthlink, Inc	2,296,706	0.48
41,188	*	Hyperion Solutions Corp	2,134,774	0.44
84,584	*	Rent-A-Center, Inc	2,366,660	0.49
76,860	*	THQ, Inc	2,627,843	0.55
57,749	e	Viad Corp	2,229,111	0.46
		Other	45,666,517	9.50

			64,022,517	13.31

CHEMICALS AND ALLIED PRODUCTS
86,800		Cambrex Corp	2,135,280	0.44
68,100		CF Industries Holdings, Inc	2,625,255	0.55
57,892	*	NBTY, Inc	3,070,592	0.64
131,565	e	Perrigo Co	2,323,438	0.48
		Other	26,534,119	5.52

			36,688,684	7.63

COAL MINING			2,979,539	0.62

COMMUNICATIONS
43,300	e*	Anixter International, Inc	2,855,202	0.59
185,734	e*	Brightpoint, Inc	2,124,797	0.44
		Other	11,904,462	2.48

			16,884,461	3.51

DEPOSITORY INSTITUTIONS
36,138	e	Downey Financial Corp	2,332,346	0.48
		Other	36,598,513	7.61

			38,930,859	8.09

EATING AND DRINKING PLACES
50,222	e	CBRL Group, Inc	2,325,279	0.49
37,600	*	Jack in the Box, Inc	2,599,288	0.54
		Other	6,076,418	1.26

			11,000,985	2.29

EDUCATIONAL SERVICES			992,762	0.21

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
95,569		Avista Corp	$2,315,637	0.48%
48,630		New Jersey Resources Corp	2,433,932	0.51
54,971	e	Nicor, Inc	2,661,696	0.55
62,014		UIL Holdings Corp	2,151,886	0.45
		Other	9,369,506	1.94

			18,932,657	3.93

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
178,756	e*	Amkor Technology, Inc	2,230,875	0.47
344,361	e*	Brocade Communications Systems, Inc	3,278,317	0.68
249,609	e*	ON Semiconductor Corp	2,226,512	0.46
		Other	22,751,942	4.73

			30,487,646	6.34

ENGINEERING AND MANAGEMENT SERVICES			9,018,362	1.87

FABRICATED METAL PRODUCTS			4,119,475	0.86

FOOD AND KINDRED PRODUCTS			3,593,903	0.75

FOOD STORES
50,302	e*	Pantry, Inc	2,274,656	0.47
		Other	657,538	0.14

			2,932,194	0.61

FURNITURE AND FIXTURES			1,516,912	0.32

FURNITURE AND HOME FURNISHINGS STORES
89,347		Knoll, Inc	2,129,139	0.44

			2,129,139	0.44

GENERAL BUILDING CONTRACTORS			256,420	0.05

GENERAL MERCHANDISE STORES
78,468	*	Big Lots, Inc	2,454,479	0.51

			2,454,479	0.51

HEALTH SERVICES			2,084,464	0.43

HEAVY CONSTRUCTION, EXCEPT BUILDING
40,578		Granite Construction, Inc	2,242,340	0.47
		Other	2,173,447	0.45

			4,415,787	0.92

HOLDING AND OTHER INVESTMENT OFFICES
70,069		Cousins Properties, Inc	2,302,467	0.48
123,491		DiamondRock Hospitality Co	2,346,329	0.49
40,200		Equity Lifestyle Properties, Inc	2,171,202	0.45
97,632		FelCor Lodging Trust, Inc	2,535,503	0.53
134,730	e	Highland Hospitality Corp	2,398,194	0.50
65,358	e	Highwoods Properties, Inc	2,580,987	0.54
55,474		LaSalle Hotel Properties	2,571,775	0.53
		Other	16,624,775	3.45

			33,531,232	6.97

HOTELS AND OTHER LODGING PLACES			730,756	0.15

INDUSTRIAL MACHINERY AND EQUIPMENT			17,898,970	3.72

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
93,444		STERIS Corp	$2,481,873	0.52%
47,519	*	Varian, Inc	2,768,457	0.58
		Other	20,994,705	4.35

			26,245,035	5.45

INSURANCE AGENTS, BROKERS AND SERVICE			220,378	0.05

INSURANCE CARRIERS
80,140	*	AMERIGROUP Corp	2,436,256	0.51
93,328	*	Healthspring, Inc	2,197,874	0.46
56,309	e	Odyssey Re Holdings Corp	2,213,507	0.46
		Other	7,715,661	1.60

			14,563,298	3.03

LEATHER AND LEATHER PRODUCTS			3,076,507	0.64

LUMBER AND WOOD PRODUCTS			2,298,820	0.48

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,665,451	0.35

MISCELLANEOUS RETAIL			6,161,538	1.28

MOTION PICTURES			592,084	0.12

NONDEPOSITORY INSTITUTIONS			4,505,820	0.94

OIL AND GAS EXTRACTION			10,776,882	2.24

PAPER AND ALLIED PRODUCTS			935,602	0.19

PETROLEUM AND COAL PRODUCTS			1,416,519	0.29

PRIMARY METAL INDUSTRIES
64,475	e*	CommScope, Inc	2,765,978	0.58
54,261		Quanex Corp	2,297,953	0.48
		Other	4,968,792	1.02

			10,032,723	2.08

PRINTING AND PUBLISHING
32,659	*	Consolidated Graphics, Inc	2,418,399	0.50
		Other	4,224,521	0.88

			6,642,920	1.38

REAL ESTATE			11,756	0.00	**

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			4,214,603	0.88

SECURITY AND COMMODITY BROKERS			2,930,642	0.61

SOCIAL SERVICES			666,765	0.14

SPECIAL TRADE CONTRACTORS			1,403,108	0.29

STONE, CLAY, AND GLASS PRODUCTS			474,721	0.10

TEXTILE MILL PRODUCTS			435,764	0.09

TRANSPORTATION BY AIR			2,287,588	0.48

TRANSPORTATION EQUIPMENT
56,614		A.O. Smith Corp	2,163,787	0.45
		Other	9,679,365	2.01

			11,843,152	2.46

Shares		Company	Value	% of net assets

TRANSPORTATION SERVICES			$3,486,548	0.72%

TRUCKING AND WAREHOUSING			1,954,381	0.41

WATER TRANSPORTATION			1,038,753	0.22

WHOLESALE TRADE-DURABLE GOODS
93,199		Applied Industrial Technologies, Inc	2,287,103	0.47
		Other	9,472,664	1.97

			11,759,767	2.44

WHOLESALE TRADE-NONDURABLE GOODS
248,200	*	Alliance One International, Inc	2,290,886	0.47
47,203	e*	United Stationers, Inc	2,828,404	0.59
		Other	4,846,867	1.01

			9,966,157	2.07

	TOTAL COMMON STOCKS
		(Cost $437,057,198)	470,218,405	97.73

Principal		Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$14,985,000	d	4.900%, 04/02/07	14,978,881	3.11

			14,978,881	3.11

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
78,759,348		State Street Navigator Securities
		Lending Prime Portfolio	78,759,348	16.37

			78,759,348	16.37

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $93,742,267)	93,738,229	19.48

	TOTAL PORTFOLIO
		(Cost $530,799,465)	563,956,634	117.21
	OTHER ASSETS & LIABILITIES, NET		(82,810,379)	(17.21)

	NET ASSETS		$481,146,255	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $15,739,036.
e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

80	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$844,227	0.28%

APPAREL AND ACCESSORY STORES			3,371,515	1.13

APPAREL AND OTHER TEXTILE PRODUCTS			222,402	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS			875,641	0.30

BUILDING MATERIALS AND GARDEN SUPPLIES
79,427		Home Depot, Inc	2,918,148	0.98
62,978		Lowe’s Cos, Inc	1,983,177	0.67
		Other	369,245	0.12

			5,270,570	1.77

BUSINESS SERVICES
47,786	*	eBay, Inc	1,584,106	0.53
8,476	*	Google, Inc (Class A)	3,883,364	1.31
360,913		Microsoft Corp	10,058,645	3.39
161,303	*	Oracle Corp	2,924,423	0.98
57,177	*	Yahoo!, Inc	1,789,068	0.60
		Other	13,772,760	4.64

			34,012,366	11.45

CHEMICALS AND ALLIED PRODUCTS
49,614		Abbott Laboratories	2,768,461	0.93
47,862	*	Amgen, Inc	2,674,529	0.90
29,947		Du Pont (E.I.) de Nemours & Co	1,480,280	0.50
30,166		Eli Lilly & Co	1,620,216	0.54
18,942	*	Genentech, Inc	1,555,517	0.52
18,459	*	Gilead Sciences, Inc	1,412,114	0.47
27,566		Procter & Gamble Co	1,741,069	0.59
60,105		Schering-Plough Corp	1,533,279	0.52
33,371		Wyeth	1,669,551	0.56
		Other	11,876,846	4.00

			28,331,862	9.53

COAL MINING			982,556	0.33

COMMUNICATIONS
59,886	*	Comcast Corp (Class A)	1,554,042	0.52
		Other	5,025,050	2.05

			6,579,092	2.57

DEPOSITORY INSTITUTIONS			4,900,630	1.65

EATING AND DRINKING PLACES			2,478,781	0.83

EDUCATIONAL SERVICES			600,636	0.20

ELECTRIC, GAS, AND SANITARY SERVICES
22,947		Exelon Corp	1,576,688	0.53
		Other	4,439,945	1.49

			6,016,633	2.02

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
34,515	*	Apple Computer, Inc	3,206,789	1.08
247,774	*	Cisco Systems, Inc	6,325,670	2.13
236,099		Intel Corp	4,516,574	1.52
68,028		Qualcomm, Inc	2,902,074	0.98
58,706		Texas Instruments, Inc	1,767,051	0.59
		Other	11,621,189	3.91

			30,339,347	10.21

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES			$3,193,957	1.07%

FABRICATED METAL PRODUCTS			1,502,831	0.51

FOOD AND KINDRED PRODUCTS
54,751		Coca-Cola Co	2,628,048	0.88
67,064		PepsiCo, Inc	4,262,588	1.44
		Other	3,554,996	1.20

			10,445,632	3.52

FOOD STORES			430,535	0.15

FORESTRY			10,664	0.00**

FURNITURE AND FIXTURES			922,655	0.31

FURNITURE AND HOME FURNISHINGS STORES			949,094	0.32

GENERAL BUILDING CONTRACTORS			834,828	0.28

GENERAL MERCHANDISE STORES
35,239		Target Corp	2,088,263	0.70
99,794		Wal-Mart Stores, Inc	4,685,328	1.58
		Other	2,412,437	0.81

			9,186,028	3.09

HEALTH SERVICES			4,744,523	1.60

HOLDING AND OTHER INVESTMENT OFFICES
77,090		iShares Russell 1000 Growth Index Fund	4,290,058	1.45
		Other	2,562,413	0.86

			6,852,471	2.31

HOTELS AND OTHER LODGING PLACES			3,013,828	1.01

INDUSTRIAL MACHINERY AND EQUIPMENT
30,599		3M Co	2,338,682	0.79
27,176		Caterpillar, Inc	1,821,607	0.61
93,630	*	Dell, Inc	2,173,152	0.73
205,116	d	General Electric Co	7,252,902	2.44
68,925		Hewlett-Packard Co	2,766,650	0.93
57,197		International Business Machines Corp	5,391,389	1.82
		Other	8,192,848	2.89

			29,937,230	10.21

INSTRUMENTS AND RELATED PRODUCTS
106,479		Johnson & Johnson	6,416,425	2.16
48,989		Medtronic, Inc	2,403,400	0.81
		Other	11,605,138	3.90

			20,424,963	6.87

INSURANCE AGENTS, BROKERS AND SERVICE			154,474	0.05

INSURANCE CARRIERS
54,669		UnitedHealth Group, Inc	2,895,817	0.98
		Other	3,842,825	1.29

			6,738,642	2.27

JUSTICE, PUBLIC ORDER AND SAFETY			91,942	0.03

LEATHER AND LEATHER PRODUCTS			781,831	0.26

METAL MINING			1,047,653	0.35

MISCELLANEOUS MANUFACTURING INDUSTRIES			160,241	0.05

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
57,685		CVS Corp	$1,969,366	0.66%
40,996		Walgreen Co	1,881,306	0.64
		Other	3,148,179	1.06

			6,998,851	2.36

MOTION PICTURES
63,353		News Corp (Class A)	1,464,721	0.49
		Other	2,451,510	0.47

			3,916,231	0.96

NONDEPOSITORY INSTITUTIONS
43,917		American Express Co	2,476,919	0.84
		Other	1,880,033	0.63

			4,356,952	1.47

NONMETALLIC MINERALS, EXCEPT FUELS			579,469	0.20

OIL AND GAS EXTRACTION			7,701,831	2.46

PAPER AND ALLIED PRODUCTS			896,246	0.30

PERSONAL SERVICES			553,035	0.19

PETROLEUM AND COAL PRODUCTS			1,666,387	0.56

PRIMARY METAL INDUSTRIES
63,218	*	Corning, Inc	1,437,577	0.48
		Other	1,752,173	0.59

			3,189,750	1.07

PRINTING AND PUBLISHING			1,645,319	0.55

RAILROAD TRANSPORTATION			2,552,545	0.86

REAL ESTATE			739,117	0.25

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			523,059	0.18

SECURITY AND COMMODITY BROKERS
11,699		Goldman Sachs Group, Inc	2,417,364	0.81
		Other	6,804,634	2.29

			9,221,998	3.10

SPECIAL TRADE CONTRACTORS			64,462	0.02

STONE, CLAY, AND GLASS PRODUCTS			420,676	0.14

TOBACCO PRODUCTS
38,476		Altria Group, Inc	3,378,578	1.14
		Other	215,686	0.07

			3,594,264	1.21

TRANSPORTATION BY AIR			2,082,156	0.70

TRANSPORTATION EQUIPMENT
32,447		Boeing Co	2,884,863	0.97
14,862		Lockheed Martin Corp	1,441,911	0.49
37,534		United Technologies Corp	2,439,710	0.82
		Other	3,356,321	1.13

			10,122,805	3.41

TRANSPORTATION SERVICES			808,640	0.27

Shares		Company	Value	% of net assets

TRUCKING AND WAREHOUSING
26,148		United Parcel Service, Inc (Class B)	$1,832,975	0.62%
		Other	346,513	0.11

			2,179,488	0.73

WATER TRANSPORTATION			81,468	0.03

WHOLESALE TRADE-DURABLE GOODS			1,017,633	0.34

WHOLESALE TRADE-NONDURABLE GOODS			3,659,531	1.23

	TOTAL COMMON STOCKS
		(Cost $280,827,164)	294,822,193	99.20

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,770,000	d	4.900%, 04/02/07	1,769,277	0.60

			1,769,277	0.60

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
16,457,351		State Street Navigator Securities
		Lending Prime Portfolio	16,457,351	5.54

			16,457,351	5.54

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $18,227,105)	18,226,628	6.14

	TOTAL PORTFOLIO
		(Cost $299,054,269)	313,048,821	105.34
	OTHER ASSETS & LIABILITIES, NET		(15,857,783)	(5.34)

	NET ASSETS		$297,191,038	100.00%

*	Non-income producing

**	Percentage less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,885,951.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

82	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$372,597	0.09%

APPAREL AND ACCESSORY STORES			491,027	0.12

APPAREL AND OTHER TEXTILE PRODUCTS			857,490	0.21

AUTO REPAIR, SERVICES AND PARKING			166,868	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			255,120	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES			465,574	0.12

BUSINESS SERVICES			6,193,921	1.52

CHEMICALS AND ALLIED PRODUCTS
59,667		Bristol-Myers Squibb Co	1,656,356	0.41
53,925		Dow Chemical Co	2,473,001	0.61
84,940		Merck & Co, Inc	3,751,800	0.92
410,366		Pfizer, Inc	10,365,845	2.55
145,655		Procter & Gamble Co	9,199,570	2.26
		Other	9,940,519	2.44

			37,387,091	9.19

COMMUNICATIONS
351,783		AT&T, Inc	13,870,804	3.41
80,596		Comcast Corp (Class A)	2,091,466	0.51
123,446		Sprint Nextel Corp	2,340,536	0.58
163,528		Verizon Communications, Inc	6,200,982	1.52
		Other	6,965,233	1.71

			31,469,021	7.73

DEPOSITORY INSTITUTIONS
255,659		Bank of America Corp	13,043,722	3.21
40,046		Bank of New York Co, Inc	1,623,865	0.40
278,482		Citigroup, Inc	14,297,266	3.51
194,642		JPMorgan Chase & Co	9,416,780	2.31
20,421	e	SunTrust Banks, Inc	1,695,760	0.42
99,871		US Bancorp	3,492,489	0.86
97,015		Wachovia Corp	5,340,676	1.31
49,564		Washington Mutual, Inc	2,001,394	0.49
159,874		Wells Fargo & Co	5,504,462	1.35
		Other	15,357,068	3.78

			71,773,482	17.64

EATING AND DRINKING PLACES
68,660		McDonald’s Corp	3,093,133	0.76
		Other	179,463	0.04

			3,272,596	0.80

EDUCATIONAL SERVICES			47,235	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
19,580		Dominion Resources, Inc	1,738,117	0.43
41,583		Southern Co	1,524,017	0.37
		Other	23,688,678	5.82

			26,950,812	6.62

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			4,810,016	1.18

ENGINEERING AND MANAGEMENT SERVICES			439,196	0.11

FABRICATED METAL PRODUCTS			703,246	0.17

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
38,386		Coca-Cola Co	$1,842,528	0.45%
		Other	7,542,863	1.86

			9,385,391	2.31

FOOD STORES			1,455,271	0.36

FORESTRY			1,096,169	0.27

FURNITURE AND FIXTURES			884,912	0.22

FURNITURE AND HOME FURNISHINGS STORES			255,817	0.06

GENERAL BUILDING CONTRACTORS			1,096,291	0.27

GENERAL MERCHANDISE STORES			2,297,521	0.57

HEALTH SERVICES
19,172	e	WellPoint, Inc	1,554,849	0.38
		Other	2,895,750	0.71

			4,450,599	1.09

HOLDING AND OTHER INVESTMENT OFFICES
90,617		iShares Russell 1000 Value Index Fund	7,533,897	1.85
		Other	13,737,717	3.38

			21,271,614	5.23

HOTELS AND OTHER LODGING PLACES			450,901	0.11

INDUSTRIAL MACHINERY AND EQUIPMENT
299,308	d	General Electric Co	10,583,531	2.60
61,625		Hewlett-Packard Co	2,473,628	0.61
		Other	5,205,715	1.28

			18,262,874	4.49

INSTRUMENTS AND RELATED PRODUCTS			3,890,516	0.96

INSURANCE AGENTS, BROKERS AND SERVICE
17,804		Hartford Financial Services Group, Inc	1,701,706	0.42
		Other	1,648,688	0.40

			3,350,394	0.82

INSURANCE CARRIERS
35,496		Allstate Corp	2,131,890	0.52
107,219		American International Group, Inc	7,207,261	1.77
25,818		Metlife, Inc	1,630,407	0.40
23,632		Prudential Financial, Inc	2,133,024	0.52
38,670		Travelers Cos Inc/The	2,001,946	0.49
		Other	13,361,057	3.29

			28,465,585	6.99

JUSTICE, PUBLIC ORDER AND SAFETY			48,955	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			149,057	0.04

LUMBER AND WOOD PRODUCTS			119,778	0.03

METAL MINING			909,481	0.22

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,289,023	0.32

MISCELLANEOUS RETAIL			1,917,158	0.47

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

MOTION PICTURES
196,121		Time Warner, Inc	$3,867,506	0.95%
74,113		Walt Disney Co	2,551,711	0.63
		Other	2,338,229	0.57

			8,757,446	2.15

NONDEPOSITORY INSTITUTIONS
19,869		Capital One Financial Corp	1,499,315	0.37
54,330	e	Fannie Mae	2,965,331	0.73
		Other	3,435,821	0.84

			7,900,467	1.94

OIL AND GAS EXTRACTION			3,082,323	0.76

PAPER AND ALLIED PRODUCTS			3,038,592	0.75

PERSONAL SERVICES			240,915	0.06

PETROLEUM AND COAL PRODUCTS
124,321		Chevron Corp	9,194,781	2.26
92,409		ConocoPhillips	6,316,155	1.55
24,635		Devon Energy Corp	1,705,235	0.42
302,583		Exxon Mobil Corp	22,829,887	5.61
19,344		Marathon Oil Corp	1,911,768	0.47
47,906		Occidental Petroleum Corp	2,362,245	0.58
34,389		Valero Energy Corp	2,217,747	0.55
		Other	5,242,560	1.28

			51,780,378	12.72

PIPELINES, EXCEPT NATURAL GAS			906,945	0.22

PRIMARY METAL INDUSTRIES			3,169,560	0.78

PRINTING AND PUBLISHING			2,198,855	0.54

RAILROAD TRANSPORTATION			1,965,659	0.48

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			329,321	0.08

SECURITY AND COMMODITY BROKERS
26,094		Lehman Brothers Holdings, Inc	1,828,407	0.45
42,288		Merrill Lynch & Co, Inc	3,453,661	0.85
53,372		Morgan Stanley	4,203,579	1.03
		Other	4,241,627	1.04

			13,727,274	3.37

SPECIAL TRADE CONTRACTORS			109,404	0.03

STONE, CLAY, AND GLASS PRODUCTS			128,784	0.03

TOBACCO PRODUCTS
63,874		Altria Group, Inc	5,608,776	1.38
		Other	1,220,434	0.30

			6,829,210	1.68

TRANSPORTATION BY AIR			630,977	0.16

TRANSPORTATION EQUIPMENT
22,294		General Dynamics Corp	1,703,262	0.42
		Other	5,578,246	1.37

			7,281,508	1.79

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$304,515	0.08%

TRUCKING AND WAREHOUSING		179,350	0.04

WATER TRANSPORTATION		251,912	0.06

WHOLESALE TRADE-DURABLE GOODS		1,107,105	0.27

WHOLESALE TRADE-NONDURABLE GOODS		1,618,666	0.40

	TOTAL COMMON STOCKS (Cost $356,771,195)	402,241,765	98.84

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES

		Federal Home Loan Bank (FHLB)
$ 4,910,000	d	4.900%, 04/02/07	4,907,995	1.20

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
29,812,208		State Street Navigator Securities
		Lending Prime Portfolio	29,812,208	7.33

	TOTAL SHORT-TERM INVESTMENTS (Cost $34,721,526)		34,720,203	8.53

	TOTAL PORTFOLIO (Cost $391,492,721)		436,961,968	107.37
	OTHER ASSETS & LIABILITIES, NET		(29,987,190)	(7.37)

	NET ASSETS		$406,974,778	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $5,215,586.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

84	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EQUITY INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$24,871	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK			89,559	0.01

AMUSEMENT AND RECREATION SERVICES			1,966,453	0.25

APPAREL AND ACCESSORY STORES			5,687,328	0.73

APPAREL AND OTHER TEXTILE PRODUCTS			1,587,824	0.20

AUTO REPAIR, SERVICES AND PARKING			495,409	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,396,519	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
103,335		Home Depot, Inc	3,796,528	0.49
		Other	3,006,955	0.38

			6,803,483	0.87

BUSINESS SERVICES
10,185	e*	Google, Inc (Class A)	4,666,360	0.60
433,710		Microsoft Corp	12,087,523	1.54
193,805	*	Oracle Corp	3,513,685	0.45
		Other	33,363,786	4.26

			53,631,354	6.85

CHEMICALS AND ALLIED PRODUCTS
74,516		Abbott Laboratories	4,157,993	0.53
57,536	*	Amgen, Inc	3,215,112	0.41
106,516		Merck & Co, Inc	4,704,812	0.60
357,398		Pfizer, Inc	9,027,873	1.15
160,213		Procter & Gamble Co	10,119,053	1.29
65,724		Wyeth	3,288,172	0.42
		Other	36,240,915	4.64

			70,753,930	9.04

COAL MINING			1,348,017	0.17

COMMUNICATIONS
306,600		AT&T, Inc	12,089,238	1.54
142,280	*	Comcast Corp (Class A)	3,692,166	0.47
142,706		Verizon Communications, Inc	5,411,412	0.69
		Other	15,750,969	2.02

			36,943,785	4.72

DEPOSITORY INSTITUTIONS
222,848		Bank of America Corp	11,369,705	1.45
242,689		Citigroup, Inc	12,459,653	1.59
169,334		JPMorgan Chase & Co	8,192,379	1.05
87,158		US Bancorp	3,047,915	0.39
92,333		Wachovia Corp	5,082,932	0.65
164,300		Wells Fargo & Co	5,656,849	0.72
		Other	28,524,176	3.65

			74,333,609	9.50

EATING AND DRINKING PLACES
59,912		McDonald’s Corp	2,699,036	0.34
		Other	4,404,173	0.57

			7,103,209	0.91

EDUCATIONAL SERVICES			1,051,692	0.13

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES			$33,357,806	4.26%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
41,419	*	Apple Computer, Inc	3,848,239	0.49
297,521	*	Cisco Systems, Inc	7,595,711	0.97
283,161		Intel Corp	5,416,870	0.69
81,554		Qualcomm, Inc	3,479,094	0.44
		Other	25,179,781	3.23

			45,519,695	5.82

ENGINEERING AND MANAGEMENT SERVICES			5,743,992	0.73

ENVIRONMENTAL QUALITY AND HOUSING			17,333	0.00	**

FABRICATED METAL PRODUCTS			3,256,105	0.42

FOOD AND KINDRED PRODUCTS
99,588		Coca-Cola Co	4,780,224	0.61
80,740		PepsiCo, Inc	5,131,834	0.66
		Other	11,636,666	1.48

			21,548,724	2.75

FOOD STORES			1,983,417	0.25

FORESTRY			995,850	0.13

FURNITURE AND FIXTURES			2,386,578	0.30

FURNITURE AND HOME FURNISHINGS STORES			1,544,570	0.20

GENERAL BUILDING CONTRACTORS			2,300,361	0.29

GENERAL MERCHANDISE STORES
120,227		Wal-Mart Stores, Inc	5,644,658	0.72
		Other	7,831,987	1.00

			13,476,645	1.72

HEALTH SERVICES			10,760,990	1.37

HEAVY CONSTRUCTION, EXCEPT BUILDING			136,969	0.02

HOLDING AND OTHER INVESTMENT OFFICES
151,400		iShares Russell 3000 Index Fund	12,511,696	1.60
		Other	20,054,211	2.56

			32,565,907	4.16

HOTELS AND OTHER LODGING PLACES3			4,405,203	0.56

INDUSTRIAL MACHINERY AND EQUIPMENT
36,888		3M Co	2,819,350	0.36
507,226	d	General Electric Co	17,935,511	2.29
136,665		Hewlett-Packard Co	5,485,733	0.70
75,844		International Business Machines Corp	7,149,055	0.91
		Other	21,167,502	2.71

			54,557,151	6.97

INSTRUMENTS AND RELATED PRODUCTS
144,791		Johnson & Johnson	8,725,165	1.11
58,951		Medtronic, Inc	2,892,136	0.37
		Other	20,043,971	2.57

			31,661,272	4.05

INSURANCE AGENTS, BROKERS AND SERVICE			3,362,995	0.43

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EQUITY INDEX FUND ▪ MARCH 31, 2007

Shares	Company	Value	% of net assets

INSURANCE CARRIERS
107,528	American International Group, Inc	$7,228,099	0.92%
65,514	UnitedHealth Group, Inc	3,470,277	0.44
	Other	24,055,608	3.08

		34,753,984	4.44

JUSTICE, PUBLIC ORDER AND SAFETY		229,270	0.03

LEATHER AND LEATHER PRODUCTS		1,259,594	0.16

LEGAL SERVICES		117,716	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT		140,407	0.02

LUMBER AND WOOD PRODUCTS		218,378	0.03

METAL MINING		2,374,043	0.30

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,621,529	0.21

MISCELLANEOUS RETAIL		10,855,318	1.39

MOTION PICTURES
183,177	Time Warner, Inc	3,612,250	0.46
101,183	Walt Disney Co	3,483,738	0.45
	Other	5,636,832	0.72

		12,732,820	1.63

NONDEPOSITORY INSTITUTIONS
52,913	American Express Co	2,984,293	0.38
	Other	9,637,275	1.23

		12,621,568	1.61

NONMETALLIC MINERALS, EXCEPT FUELS		729,212	0.09

OIL AND GAS EXTRACTION		13,824,360	1.77

PAPER AND ALLIED PRODUCTS		4,323,962	0.55

PERSONAL SERVICES		1,158,768	0.15

PETROLEUM AND COAL PRODUCTS
108,201	Chevron Corp	8,002,546	1.02
80,510	ConocoPhillips	5,502,859	0.70
279,538	Exxon Mobil Corp	21,091,142	2.69
	Other	12,707,413	1.63

		47,303,960	6.04

PIPELINES, EXCEPT NATURAL GAS		784,028	0.10

PRIMARY METAL INDUSTRIES		8,080,923	1.03

PRINTING AND PUBLISHING		4,637,440	0.59

RAILROAD TRANSPORTATION		4,929,805	0.63

REAL ESTATE		960,299	0.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,349,028	0.17

SECURITY AND COMMODITY BROKERS
18,604	Goldman Sachs Group, Inc	3,844,145	0.49
45,001	Merrill Lynch & Co, Inc	3,675,232	0.47
52,316	Morgan Stanley	4,120,408	0.53
	Other	12,072,530	1.54

		23,712,315	3.03

Shares	Company	Value	% of net assets

SOCIAL SERVICES		$98,103	0.01%

SPECIAL TRADE CONTRACTORS		428,256	0.06

STONE, CLAY, AND GLASS PRODUCTS		707,861	0.09

TEXTILE MILL PRODUCTS		37,666	0.01

TOBACCO PRODUCTS
101,898	Altria Group, Inc	8,947,663	1.14
	Other	1,414,562	0.18

		10,362,225	1.32

TRANSPORTATION BY AIR		3,638,534	0.47

TRANSPORTATION EQUIPMENT
38,824	Boeing Co	3,451,842	0.44
49,211	United Technologies Corp	3,198,715	0.41
	Other	13,294,443	1.70

		19,945,000	2.55

TRANSPORTATION SERVICES		1,526,465	0.20

TRUCKING AND WAREHOUSING		3,072,878	0.39

WATER TRANSPORTATION		592,420	0.08

WHOLESALE TRADE-DURABLE GOODS		2,950,597	0.38

WHOLESALE TRADE-NONDURABLE GOODS		6,747,000	0.86

	TOTAL COMMON STOCKS (Cost $565,078,772)	771,624,337	98.58

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$ 9,670,000	d	4.900%, 04/02/07	9,666,051	1.23

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
45,442,874		State Street Navigator Securities Lending
		Prime Portfolio	45,442,874	5.81

	TOTAL SHORT-TERM INVESTMENTS (Cost $55,111,531)		55,108,925	7.04

	TOTAL PORTFOLIO (Cost $620,190,303)		826,733,262	105.62
	OTHER ASSETS & LIABILITIES, NET		(43,968,296)	(5.62)

	NET ASSETS		$782,764,966	100.00%

*	Non-income producing

**	Percentage is less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $10,337,811.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

86	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

S&P 500 INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$1,184,411	0.12%

APPAREL AND ACCESSORY STORES			4,790,067	0.47

APPAREL AND OTHER TEXTILE PRODUCTS			1,625,284	0.16

AUTO REPAIR, SERVICES AND PARKING			252,127	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			742,315	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES
161,049		Home Depot, Inc	5,916,940	0.58
		Other	4,372,430	0.43

			10,289,370	1.01

BUSINESS SERVICES
17,166	*	Google, Inc (Class A)	7,864,775	0.77
682,058		Microsoft Corp	19,008,956	1.86
315,837		Oracle Corp	5,726,125	0.56
		Other	31,683,757	3.09

			64,283,613	6.28

CHEMICALS AND ALLIED PRODUCTS
121,134		Abbott Laboratories	6,759,277	0.66
91,737	*	Amgen, Inc	5,126,264	0.50
171,291		Merck & Co, Inc	7,565,923	0.74
561,647		Pfizer, Inc	14,187,203	1.39
249,814		Procter & Gamble Co	15,778,252	1.54
106,037		Wyeth	5,305,031	0.52
		Other	42,003,270	4.10

			96,725,220	9.45

COAL MINING			1,481,204	0.14

COMMUNICATIONS
493,556		AT&T, Inc	19,460,913	1.90
246,331	*	Comcast Corp (Class A)	6,392,289	0.62
230,334		Verizon Communications, Inc	8,734,265	0.85
		Other	13,139,676	1.29

			47,727,143	4.66

DEPOSITORY INSTITUTIONS
354,047		Bank of America Corp	18,063,478	1.77
387,332		Citigroup, Inc	19,885,625	1.94
273,566		JPMorgan Chase & Co	13,235,123	1.29
138,727		US Bancorp	4,851,283	0.47
150,361		Wachovia Corp	8,277,373	0.81
266,317		Wells Fargo & Co	9,169,294	0.90
		Other	30,461,970	2.98

			103,944,146	10.16

EATING AND DRINKING PLACES			8,071,312	0.79

EDUCATIONAL SERVICES			517,142	0.05

ELECTRIC, GAS, AND SANITARY SERVICES			40,840,370	3.99

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
68,061	*	Apple Computer, Inc	$6,323,548	0.62%
478,918	*	Cisco Systems, Inc	12,226,777	1.20
454,827		Intel Corp	8,700,841	0.85
130,475		Qualcomm, Inc	5,566,064	0.54
		Other	26,637,386	2.60

			59,454,616	5.81

ENGINEERING AND MANAGEMENT SERVICES			4,980,547	0.49

FABRICATED METAL PRODUCTS			2,311,351	0.23

FOOD AND KINDRED PRODUCTS
160,884		Coca-Cola Co	7,722,432	0.75
129,518		PepsiCo, Inc	8,232,164	0.80
		Other	15,406,354	1.51

			31,360,950	3.06

FOOD STORES			2,730,039	0.27

FORESTRY			1,241,955	0.12

FURNITURE AND FIXTURES			2,620,955	0.26

FURNITURE AND HOMEFURNISHINGS STORES			1,137,301	0.11

GENERAL BUILDING CONTRACTORS			2,132,744	0.21

GENERAL MERCHANDISE STORES
193,920		Wal-Mart Stores, Inc	9,104,544	0.89
		Other	11,546,665	1.13

			20,651,209	2.02

HEALTH SERVICES			11,798,326	1.15

HOLDING AND OTHER INVESTMENT OFFICES
52,400		SPDR Trust Series 1	7,440,800	0.73
		Other	13,126,510	1.28

			20,567,310	2.01

HOTELS AND OTHER LODGING PLACES			3,955,056	0.39

INDUSTRIAL MACHINERY AND EQUIPMENT
812,584	d	General Electric Co	28,732,970	2.81
211,728		Hewlett-Packard Co	8,498,762	0.83
118,755		International Business Machines Corp	11,193,846	1.09
		Other	29,088,205	2.85

			77,513,783	7.58

INSTRUMENTS AND RELATED PRODUCTS
228,400		Johnson & Johnson	13,763,384	1.35
		Other	27,343,117	2.67

			41,106,501	4.02

INSURANCE AGENTS, BROKERS AND SERVICE			4,610,278	0.45

INSURANCE CARRIERS
206,128		American International Group, Inc	13,855,924	1.35
106,283		UnitedHealth Group, Inc	5,629,811	0.55
		Other	32,603,552	3.19

			52,089,287	5.09

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

S&P 500 INDEX FUND ▪ MARCH 31, 2007

Shares	Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS		$1,423,722	0.14%

METAL MINING		3,444,758	0.34

MISCELLANEOUS MANUFACTURING INDUSTRIES
156,985	Tyco International Ltd	4,952,877	0.48
	Other	2,077,393	0.21

		7,030,270	0.69

MISCELLANEOUS RETAIL		14,589,279	1.43

MOTION PICTURES
301,652	Time Warner, Inc	5,948,577	0.58
163,270	Walt Disney Co	5,621,386	0.55
	Other	8,362,347	0.82

		19,932,310	1.95

NONDEPOSITORY INSTITUTIONS
95,089	American Express Co	5,363,020	0.52
	Other	13,547,531	1.33

		18,910,551	1.85

NONMETALLIC MINERALS, EXCEPT FUELS		814,778	0.08

OIL AND GAS EXTRACTION
93,002	Schlumberger Ltd	6,426,438	0.63
	Other	16,359,143	1.60

		22,785,581	2.23

PAPER AND ALLIED PRODUCTS		5,025,581	0.49

PERSONAL SERVICES		940,802	0.09

PETROLEUM AND COAL PRODUCTS
170,721	Chevron Corp	12,626,525	1.23
129,834	ConocoPhillips	8,874,154	0.87
451,246	Exxon Mobil Corp	34,046,511	3.33
	Other	17,649,910	1.72

		73,197,100	7.15

PIPELINES, EXCEPT NATURAL GAS		1,349,359	0.13

PRIMARY METAL INDUSTRIES		8,444,118	0.82

PRINTING AND PUBLISHING		4,750,473	0.46

RAILROAD TRANSPORTATION		7,350,914	0.72

REAL ESTATE		512,700	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,593,559	0.16

SECURITY AND COMMODITY BROKERS
32,581	Goldman Sachs Group, Inc	6,732,212	0.66
69,707	Merrill Lynch & Co, Inc	5,692,971	0.56
83,533	Morgan Stanley	6,579,059	0.64
	Other	13,036,549	1.27

		32,040,791	3.13

TOBACCO PRODUCTS
166,217	Altria Group, Inc	14,595,515	1.43
	Other	1,605,168	0.15

		16,200,683	1.58

Shares	Company	Value	% of net assets

TRANSPORTATION BY AIR		$3,581,302	0.35%

TRANSPORTATION EQUIPMENT
62,355	Boeing Co	5,543,983	0.54
79,241	United Technologies Corp	5,150,665	0.50
	Other	17,768,659	1.74

		28,463,307	2.78

TRANSPORTATION SERVICES		1,000,355	0.10

TRUCKING AND WAREHOUSING
84,504	United Parcel Service, Inc (Class B)	5,923,730	0.58

		5,923,730	0.58

WATER TRANSPORTATION		1,612,687	0.16

WHOLESALE TRADE-DURABLE GOODS		851,006	0.08

WHOLESALE TRADE-NONDURABLE GOODS		7,751,110	0.76

	TOTAL COMMON STOCKS (Cost $878,759,707)	1,012,256,758	98.94

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$8,740,000	d	4.900%, 04/02/07	8,736,431	0.85

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
46,228,724		State Street Navigator Securities Lending
		Prime Portfolio	46,228,724	4.52

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,967,510)		54,965,155	5.37

	TOTAL PORTFOLIO (Cost $933,727,217)		1,067,221,913	104.31
	OTHER ASSETS & LIABILITIES, NET		(44,102,737)	(4.31)

	NET ASSETS		$1,023,119,176	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $9,330,406.

ABBREVIATION:

SPDR - Standard & Poor’s Depository Receipts

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

88	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
3,671		Harrah’s Entertainment, Inc	$310,016	0.50%
		Other	248,931	0.41

			558,947	0.91

APPAREL AND ACCESSORY STORES
6,346		Nordstrom, Inc	335,957	0.55
		Other	1,079,933	1.76

			1,415,890	2.31

APPAREL AND OTHER TEXTILE PRODUCTS			145,183	0.24

AUTOMOTIVE DEALERS AND SERVICE STATIONS			583,352	0.95

BUILDING MATERIALS AND GARDEN SUPPLIES			240,968	0.39

BUSINESS SERVICES
3,774	*	Cognizant Technology Solutions Corp (Class A)	333,131	0.54
8,168	*	Electronic Arts, Inc	411,340	0.67
		Other	5,244,509	8.54

			5,988,980	9.75

CHEMICALS AND ALLIED PRODUCTS
12,102		Avon Products, Inc	450,921	0.74
8,757	e*	Forest Laboratories, Inc	450,460	0.73
		Other	2,658,713	4.33

			3,560,094	5.80

COAL MINING			361,338	0.59

COMMUNICATIONS
11,275	*	American Tower Corp (Class A)	439,161	0.72
13,549	*	Liberty Media Holding Corp (Interactive A)	322,737	0.53
3,932	*	NII Holdings, Inc	291,676	0.47
		Other	1,431,572	2.33

			2,485,146	4.05

DEPOSITORY INSTITUTIONS
5,543		Northern Trust Corp	333,356	0.54
		Other	729,820	1.19

			1,063,176	1.73

EATING AND DRINKING PLACES
7,309	e	Yum! Brands, Inc	422,168	0.69
		Other	576,395	0.94

			998,563	1.63

EDUCATIONAL SERVICES			394,433	0.64

ELECTRIC, GAS, AND SANITARY SERVICES
17,688	*	AES Corp	380,646	0.62
2,871	e	Kinder Morgan, Inc	305,618	0.50
12,153		Williams Cos, Inc	345,874	0.56
		Other	1,132,119	1.84

			2,164,257	3.52

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
9,192		Analog Devices, Inc	317,032	0.52
8,166		Linear Technology Corp	257,964	0.42
10,055	*	Network Appliance, Inc	367,209	0.60
9,496	*	Nvidia Corp	273,295	0.44
		Other	3,586,313	5.84

			4,801,813	7.82

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
10,008	*	Celgene Corp	$525,020	0.85%
9,038		Paychex, Inc	342,269	0.56
		Other	850,560	1.39

			1,717,849	2.80

FABRICATED METAL PRODUCTS			303,455	0.49

FOOD AND KINDRED PRODUCTS
6,322		Wrigley (Wm.) Jr Co	321,979	0.52
		Other	1,035,555	1.69

			1,357,534	2.21

FOOD STORES			286,641	0.47

FORESTRY			11,094	0.02

FURNITURE AND FIXTURES			342,751	0.56

FURNITURE AND HOME FURNISHINGS STORES
7,582	*	Bed Bath & Beyond, Inc	304,569	0.50
		Other	340,484	0.55

			645,053	1.05

GENERAL BUILDING CONTRACTORS			546,772	0.89

GENERAL MERCHANDISE STORES
6,304		JC Penney Co, Inc	517,937	0.84
12,305		TJX Cos, Inc	331,743	0.54
		Other	231,876	0.38

			1,081,556	1.76

HEALTH SERVICES			1,778,369	2.90

HOLDING AND OTHER INVESTMENT OFFICES
24,215		iShares Russell Midcap Growth Index Fund	2,593,911	4.23
		Other	1,322,559	2.15

			3,916,470	6.38

HOTELS AND OTHER LODGING PLACES
10,341		Hilton Hotels Corp	371,862	0.61
4,870		Starwood Hotels & Resorts Worldwide, Inc	315,820	0.51
		Other	543,273	0.88

			1,230,955	2.00

INDUSTRIAL MACHINERY AND EQUIPMENT
9,119		International Game Technology	368,225	0.60
4,497	e	Rockwell Automation, Inc	269,235	0.44
6,051	*	SanDisk Corp	265,034	0.43
		Other	3,141,397	5.12

			4,043,891	6.59

INSTRUMENTS AND RELATED PRODUCTS
4,022		Allergan, Inc	445,718	0.73
6,616	e	Biomet, Inc	281,114	0.46
4,597	e	Rockwell Collins, Inc	307,677	0.50
9,700	*	St. Jude Medical, Inc	364,817	0.59
		Other	2,444,480	3.98

			3,843,806	6.26

INSURANCE AGENTS, BROKERS AND SERVICE			100,424	0.16

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
4,432	*	Humana, Inc	$257,145	0.42%
		Other	498,369	0.81

			755,514	1.23

JUSTICE, PUBLIC ORDER AND SAFETY			55,767	0.09

LEATHER AND LEATHER PRODUCTS
10,348	*	Coach, Inc	517,917	0.84

			517,917	0.84

METAL MINING			247,584	0.40

MISCELLANEOUS MANUFACTURING INDUSTRIES			105,304	0.17

MISCELLANEOUS RETAIL
8,395	*	Amazon.com, Inc	334,037	0.54
7,731	*	Office Depot, Inc	271,667	0.44
		Other	421,636	0.69

			1,027,340	1.67

MOTION PICTURES			95,937	0.16

NONDEPOSITORY INSTITUTIONS			128,656	0.21

NONMETALLIC MINERALS, EXCEPT FUELS
2,544	e	Vulcan Materials Co	296,325	0.48
		Other	85,862	0.14

			382,187	0.62

OIL AND GAS EXTRACTION
4,398	*	National Oilwell Varco, Inc	342,120	0.56
5,372		Smith International, Inc	258,125	0.42
		Other	2,491,604	4.06

			3,091,849	5.04

PAPER AND ALLIED PRODUCTS			111,224	0.18

PERSONAL SERVICES			362,107	0.59

PETROLEUM AND COAL PRODUCTS			242,909	0.40

PRIMARY METAL INDUSTRIES
2,709		Allegheny Technologies, Inc	289,023	0.47
3,637		Precision Castparts Corp	378,430	0.62
		Other	179,143	0.29

			846,596	1.38

PRINTING AND PUBLISHING			460,962	0.75

RAILROAD TRANSPORTATION			257,312	0.42

REAL ESTATE			501,223	0.82

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			346,805	0.56

SECURITY AND COMMODITY BROKERS
1,427	e*	Cbot Holdings, Inc (Class A)	259,001	0.42
7,136	T	Rowe Price Group, Inc	336,748	0.55
		Other	1,626,897	2.65

			2,222,646	3.62

SPECIAL TRADE CONTRACTORS			30,541	0.05

STONE, CLAY, AND GLASS PRODUCTS			269,340	0.44

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS			$140,196	0.23%

TRANSPORTATION BY AIR			508,597	0.83

TRANSPORTATION EQUIPMENT
7,219	d	Harley-Davidson, Inc	424,116	0.69
3,959		Paccar, Inc	290,591	0.47
3,268		Textron, Inc	293,466	0.48
		Other	862,613	1.41

			1,870,786	3.05

TRANSPORTATION SERVICES			530,435	0.86

TRUCKING AND WAREHOUSING			231,107	0.38

WATER TRANSPORTATION			50,161	0.08

WHOLESALE TRADE-DURABLE GOODS			667,811	1.09

WHOLESALE TRADE-NONDURABLE GOODS			475,412	0.77

		TOTAL COMMON STOCKS (Cost $50,511,188)	62,502,985	101.80

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$610,000	d	4.900%, 04/02/07	609,751	0.99

			609,751	0.99

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
9,383,641		State Street Navigator Securities Lending
		Prime Portfolio	9,383,641	15.28

			9,383,641	15.28

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,993,392)	9,993,392	16.27

		TOTAL PORTFOLIO (Cost $60,504,580)	72,496,377	118.07
		OTHER ASSETS & LIABILITIES, NET	(11,095,878)	(18.07)

		NET ASSETS	$61,400,499	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $635,126.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

90	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$553,284	0.33%

APPAREL AND ACCESSORY STORES			397,811	0.24

APPAREL AND OTHER TEXTILE PRODUCTS			1,257,813	0.75

AUTO REPAIR, SERVICES AND PARKING			249,167	0.15

AUTOMOTIVE DEALERS AND SERVICE STATIONS			360,486	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES			240,980	0.14

BUSINESS SERVICES			6,450,711	3.86

CHEMICALS AND ALLIED PRODUCTS
16,372		Air Products & Chemicals, Inc	1,210,873	0.73
11,975		PPG Industries, Inc	841,962	0.50
		Other	6,305,255	3.77

			8,358,090	5.00

COMMUNICATIONS
11,626	e*	Liberty Media Corp - Capital (Series A)	1,285,719	0.77
130,812	e*	Qwest Communications International, Inc	1,176,000	0.70
		Other	4,021,720	2.41

			6,483,439	3.88

DEPOSITORY INSTITUTIONS
33,355		Keycorp	1,249,812	0.75
20,968	e	Marshall & Ilsley Corp	971,028	0.58
32,497	e	Sovereign Bancorp, Inc	826,724	0.50
		Other	9,961,117	5.95

			13,008,681	7.78

EATING AND DRINKING PLACES			244,515	0.15

EDUCATIONAL SERVICES			33,259	0.02

ELECTRIC, GAS, AND SANITARY SERVICES
17,002		Ameren Corp	855,201	0.51
32,624	e	American Electric Power Co, Inc	1,590,420	0.95
20,359	e	Consolidated Edison, Inc	1,039,531	0.62
12,933		Constellation Energy Group, Inc	1,124,524	0.67
26,986		Edison International	1,325,822	0.80
17,212	d,e	Entergy Corp	1,805,883	1.08
21,203	*	Mirant Corp	857,873	0.51
28,759		PG&E Corp	1,388,197	0.83
31,514		PPL Corp	1,288,923	0.77
20,952	e	Progress Energy, Inc	1,056,819	0.63
21,459		Sempra Energy	1,309,214	0.79
33,581	e	Xcel Energy, Inc	829,115	0.50
		Other	12,523,537	7.50

			26,995,059	16.16

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
9,370		L-3 Communications Holdings, Inc	819,594	0.49
		Other	3,535,198	2.12

			4,354,792	2.61

ENGINEERING AND MANAGEMENT SERVICES			652,436	0.39

FABRICATED METAL PRODUCTS			1,012,824	0.61

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
43,014		ConAgra Foods, Inc	$1,071,479	0.64%
		Other	4,564,333	2.73

			5,635,812	3.37

FOOD STORES
52,351		Kroger Co	1,478,916	0.88
		Other	662,119	0.40

			2,141,035	1.28

FORESTRY			247,766	0.15

FURNITURE AND FIXTURES			674,771	0.40

FURNITURE AND HOME FURNISHINGS STORES			371,323	0.22

GENERAL BUILDING CONTRACTORS			1,676,047	1.00

GENERAL MERCHANDISE STORES			811,981	0.49

HEALTH SERVICES
8,020	e	Cigna Corp	1,144,133	0.69
		Other	1,840,113	1.10

			2,984,246	1.79

HOLDING AND OTHER INVESTMENT OFFICES
17,705		Archstone-Smith Trust	961,027	0.58
6,509		AvalonBay Communities, Inc	846,170	0.51
9,450		Boston Properties, Inc	1,109,430	0.66
24,124		Equity Residential	1,163,501	0.69
42,870	e	Host Marriott Corp	1,127,910	0.68
25,715		iShares Russell Midcap Value Index Fund	3,938,767	2.36
18,337		Kimco Realty Corp	893,745	0.53
20,292		Prologis	1,317,560	0.79
10,835		Vornado Realty Trust	1,293,049	0.77
		Other	10,338,294	6.19

			22,989,453	13.76

HOTELS AND OTHER LODGING PLACES			197,209	0.12

INDUSTRIAL MACHINERY AND EQUIPMENT
12,437		Eaton Corp	1,039,236	0.62
		Other	3,223,383	1.93

			4,262,619	2.55

INSTRUMENTS AND RELATED PRODUCTS
17,832	*	Thermo Electron Corp	833,646	0.50
79,957	*	Xerox Corp	1,350,474	0.81
		Other	1,989,812	1.19

			4,173,932	2.50

INSURANCE AGENTS, BROKERS AND SERVICE
24,695	e	AON Corp	937,422	0.56
		Other	148,817	0.09

			1,086,239	0.65

INSURANCE CARRIERS			10,159,782	6.08

JUSTICE, PUBLIC ORDER AND SAFETY			88,879	0.05

LOCAL AND INTERURBAN PASSENGER TRANSIT			235,038	0.14

LUMBER AND WOOD PRODUCTS			176,388	0.10

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

METAL MINING
18,288		Freeport-McMoRan Copper & Gold, Inc (Class B)	$1,210,483	0.72%

			1,210,483	0.72

MISCELLANEOUS MANUFACTURING INDUSTRIES
32,258	e	Mattel, Inc	889,353	0.53
		Other	1,005,150	0.60

			1,894,503	1.13

MISCELLANEOUS RETAIL			1,212,768	0.73

MOTION PICTURES			362,083	0.22

NONDEPOSITORY INSTITUTIONS
16,511		CIT Group, Inc	873,762	0.52
		Other	858,265	0.52

			1,732,027	1.04

OIL AND GAS EXTRACTION
34,375	e	Chesapeake Energy Corp	1,061,500	0.64
		Other	1,905,852	1.14

			2,967,352	1.78

PAPER AND ALLIED PRODUCTS			2,041,654	1.22

PERSONAL SERVICES			334,866	0.20

PETROLEUM AND COAL PRODUCTS
22,426		Hess Corp	1,243,970	0.75
15,455	e	Murphy Oil Corp	825,297	0.49
14,673		Noble Energy, Inc	875,244	0.52
		Other	2,090,946	1.25

			5,035,457	3.01

PRIMARY METAL INDUSTRIES
10,147		United States Steel Corp	1,006,278	0.60
		Other	536,181	0.32

			1,542,459	0.92

PRINTING AND PUBLISHING
19,670		Gannett Co, Inc	1,107,224	0.66
		Other	2,116,446	1.27

			3,223,670	1.93

RAILROAD TRANSPORTATION			896,362	0.54

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			524,957	0.31

SECURITY AND COMMODITY BROKERS
17,793		Ameriprise Financial, Inc	1,016,692	0.61
		Other	2,220,424	1.33

			3,237,116	1.94

SPECIAL TRADE CONTRACTORS			131,321	0.08

STONE, CLAY, AND GLASS PRODUCTS			198,117	0.12

TOBACCO PRODUCTS			927,490	0.55

TRANSPORTATION BY AIR			902,161	0.54

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
149,493	e*	Ford Motor Co	$1,179,500	0.71%
		Other	2,494,427	1.49

			3,673,927	2.20

TRANSPORTATION SERVICES			502,918	0.30

TRUCKING AND WAREHOUSING			268,732	0.16

WATER TRANSPORTATION			342,724	0.20

WHOLESALE TRADE-DURABLE GOODS			1,646,812	0.99

WHOLESALE TRADE-NONDURABLE GOODS
37,285		Safeway, Inc	1,366,122	0.82
		Other	532,837	0.32

			1,898,959	1.14

		TOTAL COMMON STOCKS
		(Cost $142,919,018)	165,274,785	98.90

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,830,000	d	4.900%, 04/02/07	1,829,253	1.10

			1,829,253	1.10

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
29,525,680		State Street Navigator Securities Lending
		Prime Portfolio	29,525,680	17.67

			29,525,680	17.67

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $31,355,426)	31,354,933	18.77

		TOTAL PORTFOLIO
		(Cost $174,274,444)	196,629,718	117.67
		OTHER ASSETS & LIABILITIES, NET	(29,517,281)	(17.67)

		NET ASSETS	$167,112,437	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,944,650.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

92	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
6,525		Harrah’s Entertainment, Inc	$551,036	0.34%
		Other	406,845	0.27

			957,881	0.61

APPAREL AND ACCESSORY STORES			2,054,829	1.32

APPAREL AND OTHER TEXTILE PRODUCTS			733,461	0.47

AUTO REPAIR, SERVICES AND PARKING			100,999	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS			929,419	0.60

BUILDING MATERIALS AND GARDEN SUPPLIES			419,161	0.27

BUSINESS SERVICES
10,727	*	Electronic Arts, Inc	540,212	0.35
18,332		Electronic Data Systems Corp	507,430	0.33
		Other	9,575,366	6.14

			10,623,008	6.82

CHEMICALS AND ALLIED PRODUCTS
7,926		Air Products & Chemicals, Inc	586,207	0.38
15,924		Avon Products, Inc	593,328	0.38
11,507	*	Forest Laboratories, Inc	591,920	0.38
		Other	6,498,025	4.17

			8,269,480	5.31

COAL MINING			475,398	0.31

COMMUNICATIONS
14,835	*	American Tower Corp (Class A)	577,823	0.37
4,960	e*	Liberty Media Corp - Capital (Series A)	548,526	0.35
23,268	*	Liberty Media Holding Corp (Interactive A)	554,244	0.36
55,893	e*	Qwest Communications International, Inc	502,478	0.32
		Other	3,854,487	2.48

			6,037,558	3.88

DEPOSITORY INSTITUTIONS
14,291		Keycorp	535,484	0.34
		Other	6,471,178	4.16

			7,006,662	4.50

EATING AND DRINKING PLACES
9,610		Yum! Brands, Inc	555,074	0.36
		Other	866,286	0.55

			1,421,360	0.91

EDUCATIONAL SERVICES			541,533	0.35

ELECTRIC, GAS, AND SANITARY SERVICES
23,281	*	AES Corp	501,007	0.32
13,927		American Electric Power Co, Inc	678,941	0.44
6,329		Constellation Energy Group, Inc	550,307	0.35
11,517		Edison International	565,830	0.36
7,351	d	Entergy Corp	771,267	0.50
12,274		PG&E Corp	592,466	0.38
13,448		PPL Corp	550,023	0.35
9,154		Sempra Energy	558,486	0.36
21,046		Williams Cos, Inc	598,969	0.38
		Other	9,005,267	5.79

			14,372,563	9.23

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
13,230	*	Network Appliance, Inc	$483,160	0.31%
		Other	7,715,000	4.95

			8,198,160	5.26

ENGINEERING AND MANAGEMENT SERVICES
13,165	*	Celgene Corp	690,636	0.44
		Other	1,850,032	1.19

			2,540,668	1.63

FABRICATED METAL PRODUCTS			834,012	0.53

FOOD AND KINDRED PRODUCTS
11,843	e	H.J. Heinz Co	558,042	0.36
		Other	3,641,886	2.34

			4,199,928	2.70

FOOD STORES
25,506		Kroger Co	720,545	0.46
		Other	569,824	0.37

			1,290,369	0.83

FORESTRY			110,467	0.07

FURNITURE AND FIXTURES			744,125	0.48

FURNITURE AND HOME FURNISHINGS STORES			985,293	0.63

GENERAL BUILDING CONTRACTORS			1,430,499	0.92

GENERAL MERCHANDISE STORES
8,292		JC Penney Co, Inc	681,271	0.44
		Other	1,092,645	0.70

			1,773,916	1.14

HEALTH SERVICES
3,442		Cigna Corp	491,036	0.32
		Other	3,160,946	2.02

			3,651,982	2.34

HOLDING AND OTHER INVESTMENT OFFICES
10,295		Equity Residential	496,528	0.32
18,304		Host Marriott Corp	481,578	0.31
8,657		Prologis	562,099	0.36
4,621		Vornado Realty Trust	551,470	0.35
		Other	13,774,496	8.85

			15,866,171	10.19

HOTELS AND OTHER LODGING PLACES
13,596		Hilton Hotels Corp	488,912	0.31
7,674		Starwood Hotels & Resorts Worldwide, Inc	497,659	0.32
		Other	724,709	0.47

			1,711,280	1.10

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
11,993		International Game Technology	$484,277	0.31%
		Other	6,652,576	4.27

			7,136,853	4.58

INSTRUMENTS AND RELATED PRODUCTS
5,286		Allergan, Inc	585,795	0.38
14,570	*	Thermo Electron Corp	681,148	0.44
34,131	*	Xerox Corp	576,473	0.37
		Other	4,997,821	3.21

			6,841,237	4.40

INSURANCE AGENTS, BROKERS AND SERVICE			606,078	0.39

INSURANCE CARRIERS			5,332,437	3.43

JUSTICE, PUBLIC ORDER AND SAFETY			104,933	0.07

LEATHER AND LEATHER PRODUCTS
13,606	*	Coach, Inc	680,980	0.44

			680,980	0.44

LOCAL AND INTERURBAN PASSENGER TRANSIT			95,531	0.06

LUMBER AND WOOD PRODUCTS			67,602	0.04

METAL MINING
11,486		Freeport-McMoRan Copper & Gold, Inc (Class B)	760,258	0.49
		Other	100,103	0.06

			860,361	0.55

MISCELLANEOUS MANUFACTURING INDUSTRIES			948,832	0.61

MISCELLANEOUS RETAIL			1,877,955	1.21

MOTION PICTURES			275,529	0.18

NONDEPOSITORY INSTITUTIONS			905,303	0.58

NONMETALLIC MINERALS, EXCEPT FUELS			502,714	0.32

OIL AND GAS EXTRACTION
6,185	*	National Oilwell Varco, Inc	481,131	0.31
		Other	4,879,074	3.13

			5,360,205	3.44

PAPER AND ALLIED PRODUCTS			1,011,907	0.65

PERSONAL SERVICES			624,441	0.40

PETROLEUM AND COAL PRODUCTS
9,575		Hess Corp	531,125	0.34
		Other	1,938,375	1.25

			2,469,500	1.59

Shares		Company	Value	% of net assets

PRIMARY METAL INDUSTRIES
4,773		Precision Castparts Corp	$496,631	0.32%
		Other	1,263,558	0.81

			1,760,189	1.13

PRINTING AND PUBLISHING			1,999,720	1.29

RAILROAD TRANSPORTATION
15,660		CSX Corp	627,183	0.40
		Other	93,575	0.06

			720,758	0.46

REAL ESTATE			663,684	0.43

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			681,575	0.44

SECURITY AND COMMODITY BROKERS
5,506	e*	NYSE Group, Inc	516,188	0.33
		Other	3,801,190	2.44

			4,317,378	2.77

SPECIAL TRADE CONTRACTORS			96,467	0.06

STONE, CLAY, AND GLASS PRODUCTS			425,551	0.27

TOBACCO PRODUCTS			579,981	0.37

TRANSPORTATION BY AIR			1,034,700	0.67

TRANSPORTATION EQUIPMENT
63,822	e*	Ford Motor Co	503,556	0.32
9,496		Harley-Davidson, Inc	557,890	0.36
8,685		Paccar, Inc	637,479	0.41
		Other	2,319,739	1.49

			4,018,664	2.58

TRANSPORTATION SERVICES			900,083	0.58

TRUCKING AND WAREHOUSING			413,969	0.27

WATER TRANSPORTATION			218,221	0.14

WHOLESALE TRADE-DURABLE GOODS			1,578,680	1.01

WHOLESALE TRADE-NONDURABLE GOODS
15,910		Safeway, Inc	582,942	0.37
		Other	861,634	0.56

			1,444,576	0.93

	TOTAL COMMON STOCKS
		(Cost $121,656,789)	153,836,776	98.80

94	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$2,780,000	d	4.900%, 04/02/07	$2,778,865	1.78%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
30,689,074		State Street Navigator Securities Lending
		Prime Portfolio	30,689,074	19.71

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $33,469,074)	33,467,939	21.49

	TOTAL PORTFOLIO
		(Cost $155,125,863)	187,304,715	120.29
	OTHER ASSETS & LIABILITIES, NET		(31,595,056)	(20.29)

	NET ASSETS		$155,709,659	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,904,746.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$1,232,712	1.08%

APPAREL AND ACCESSORY STORES
9,514	*	Aeropostale, Inc	382,748	0.34
		Other	2,710,079	2.38

			3,092,827	2.72

APPAREL AND OTHER TEXTILE PRODUCTS
7,292	*	Guess ?, Inc	295,253	0.26
		Other	748,288	0.66

			1,043,541	0.92

AUTO REPAIR, SERVICES AND PARKING			455,500	0.40

AUTOMOTIVE DEALERS AND SERVICE STATIONS			91,689	0.08

BUILDING MATERIALS AND GARDEN SUPPLIES			49,167	0.04

BUSINESS SERVICES
13,292	e*	aQuantive, Inc	370,980	0.33
6,897	*	Digital River, Inc	381,059	0.33
4,989	*	Equinix, Inc	427,208	0.38
13,883		Jack Henry & Associates, Inc	333,886	0.29
5,594	e*	Kronos, Inc	299,279	0.26
21,926	*	Nuance Communications, Inc	335,687	0.30
44,093	e*	Sonus Networks, Inc	355,831	0.31
10,966		Sotheby’s	487,768	0.43
9,005	e*	THQ, Inc	307,881	0.27
16,511	e*	Valueclick, Inc	431,432	0.38
7,582	e*	WebEx Communications, Inc	431,113	0.38
		Other	13,003,231	11.43

			17,165,355	15.09

CHEMICALS AND ALLIED PRODUCTS
11,837	*	Immucor, Inc	348,363	0.30
9,499	e	Medicis Pharmaceutical Corp (Class A)	292,759	0.26
13,633	*	MGI Pharma, Inc	306,334	0.27
9,933	e*	OSI Pharmaceuticals, Inc	327,789	0.29
		Other	8,681,544	7.63

			9,956,789	8.75

COAL MINING			383,563	0.34

COMMUNICATIONS			2,654,688	2.33

DEPOSITORY INSTITUTIONS
6,205	*	SVB Financial Group	301,501	0.27
		Other	3,475,326	3.05

			3,776,827	3.32

EATING AND DRINKING PLACES			2,840,775	2.50

EDUCATIONAL SERVICES
10,645		DeVry, Inc	312,431	0.27
2,504		Strayer Education, Inc	313,000	0.28
		Other	311,227	0.27

			936,658	0.82

ELECTRIC, GAS, AND SANITARY SERVICES			793,131	0.70

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,832		Acuity Brands, Inc	$426,374	0.37%
31,297	*	Brocade Communications Systems, Inc	297,947	0.26
4,325	*	Genlyte Group, Inc	305,129	0.27
16,298	e*	Hexcel Corp	323,515	0.28
9,030	*	Interdigital Communications Corp	285,980	0.25
8,058	*	Tessera Technologies, Inc	320,225	0.28
8,572	*	Varian Semiconductor Equipment Associates, Inc	457,573	0.40
		Other	8,657,082	7.62

			11,073,825	9.73

ENGINEERING AND MANAGEMENT SERVICES			3,432,079	3.02

ENVIRONMENTAL QUALITY AND HOUSING			35,554	0.03

FABRICATED METAL PRODUCTS			1,552,655	1.36

FOOD AND KINDRED PRODUCTS			1,086,389	0.95

FOOD STORES			303,362	0.27

FURNITURE AND FIXTURES
11,584		Herman Miller, Inc	387,948	0.34
		Other	710,398	0.62

			1,098,346	0.96

FURNITURE AND HOMEFURNISHINGS STORES			448,979	0.39

GENERAL BUILDING CONTRACTORS			418,950	0.37

GENERAL MERCHANDISE STORES			166,434	0.14

HEALTH SERVICES
9,239	*	Psychiatric Solutions, Inc	372,424	0.33
		Other	2,312,358	2.03

			2,684,782	2.36

HEAVY CONSTRUCTION, EXCEPT BUILDING			193,200	0.17

HOLDING AND OTHER INVESTMENT OFFICES
6,282		Corporate Office Properties Trust	286,962	0.25
7,857	e	Washington Real Estate Investment Trust	294,009	0.26
		Other	2,871,481	2.53

			3,452,452	3.04

HOTELS AND OTHER LODGING PLACES			511,839	0.45

INDUSTRIAL MACHINERY AND EQUIPMENT
6,789	e*	Micros Systems, Inc	366,538	0.32
		Other	4,590,715	4.04

			4,957,253	4.36

INSTRUMENTS AND RELATED PRODUCTS
11,776	e*	Affymetrix, Inc	354,104	0.31
11,445	*	Flir Systems, Inc	408,243	0.36
7,989	*	Formfactor, Inc	357,508	0.31
9,080	d*	Hologic, Inc	523,371	0.46
4,422	*	Itron, Inc	287,607	0.25
7,716	*	Kyphon, Inc	348,300	0.31
6,336		Mentor Corp	291,456	0.26
		Other	7,715,239	6.78

			10,285,828	9.04

96	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$281,445	0.25%

INSURANCE CARRIERS			707,384	0.62

JUSTICE, PUBLIC ORDER AND SAFETY			195,239	0.17

LEATHER AND LEATHER PRODUCTS			628,440	0.55

LEGAL SERVICES			205,593	0.18

LUMBER AND WOOD PRODUCTS			295,880	0.26

METAL MINING			682,137	0.60

MISCELLANEOUS MANUFACTURING INDUSTRIES			408,490	0.36

MISCELLANEOUS RETAIL			1,932,180	1.70

MOTION PICTURES
19,466	e*	Time Warner Telecom, Inc (Class A)	404,309	0.36
		Other	427,118	0.37

			831,427	0.73

NONDEPOSITORY INSTITUTIONS			941,981	0.83

NONMETALLIC MINERALS, EXCEPT FUELS			113,619	0.10

OIL AND GAS EXTRACTION			4,254,843	3.74

PAPER AND ALLIED PRODUCTS			564,233	0.50

PERSONAL SERVICES			217,499	0.19

PETROLEUM AND COAL PRODUCTS			270,196	0.24

PRIMARY METAL INDUSTRIES
19,131	*	AK Steel Holding Corp	447,474	0.39
10,035	*	CommScope, Inc	430,502	0.38
8,121	*	General Cable Corp	433,905	0.38
3,975	*	RTI International Metals, Inc	361,765	0.32
		Other	642,346	0.57

			2,315,992	2.04

PRINTING AND PUBLISHING			540,965	0.48

RAILROAD TRANSPORTATION			415,439	0.37

REAL ESTATE			88,993	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			698,209	0.61

SECURITY AND COMMODITY BROKERS
6,638		International Securities Exchange, Inc	323,934	0.28
		Other	1,159,105	1.02

			1,483,039	1.30

SOCIAL SERVICES			228,678	0.20

SPECIAL TRADE CONTRACTORS			387,299	0.34

STONE, CLAY, AND GLASS PRODUCTS			355,985	0.31

Shares		Company	Value	% of net assets

TEXTILE MILL PRODUCTS			$36,125	0.03%

TOBACCO PRODUCTS			85,879	0.07

TRANSPORTATION BY AIR			1,112,454	0.98

TRANSPORTATION EQUIPMENT
13,517	*	BE Aerospace, Inc	428,489	0.38
8,467		Westinghouse Air Brake Technologies Corp	292,027	0.26
		Other	1,735,534	1.52

			2,456,050	2.16

TRANSPORTATION SERVICES			541,477	0.47

TRUCKING AND WAREHOUSING			558,437	0.49

WATER TRANSPORTATION
10,744	e*	American Commercial Lines, Inc	337,899	0.30
		Other	37,274	0.03

			375,173	0.33

WHOLESALE TRADE-DURABLE GOODS			1,648,499	1.45

WHOLESALE TRADE-NONDURABLE GOODS
8,309		Men’s Wearhouse, Inc	390,938	0.34
		Other	1,202,055	1.06

			1,592,993	1.40

	TOTAL COMMON STOCKS (Cost $92,804,529)		113,627,421	99.86

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES+		179,927	0.16

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$32,458,633	State Street Navigator Securities Lending
	Prime Portfolio	32,458,633	28.52

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,638,608)	32,638,560	28.68

	TOTAL PORTFOLIO (Cost $125,443,137)	146,265,981	128.54
	OTHER ASSETS & LIABILITIES, NET	(32,475,463)	(28.54)

	NET ASSETS	$113,790,518	100.00%

*	Non-income producing

+	Notes have a rate of 4.900% and mature 04/02/07

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $199,984.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

TOTAL AGRICULTURAL PRODUCTION-CROPS			$128,858	0.08%

AGRICULTURAL PRODUCTION-LIVESTOCK			466,388	0.30

AMUSEMENT AND RECREATION SERVICES			1,236,417	0.79

APPAREL AND ACCESSORY STORES
12,775	*	Payless Shoesource, Inc	424,130	0.27
		Other	1,174,775	0.76

			1,598,905	1.03

APPAREL AND OTHER TEXTILE PRODUCTS			1,175,972	0.75

AUTO REPAIR, SERVICES AND PARKING			868,393	0.56

AUTOMOTIVE DEALERS AND SERVICE STATIONS			613,653	0.39

BUILDING MATERIALS AND GARDEN SUPPLIES			182,795	0.12

BUSINESS SERVICES
11,254		Deluxe Corp	377,347	0.24
15,231	*	Rent-A-Center, Inc	426,163	0.27
18,638	*	Sybase, Inc	471,169	0.30
6,606	*	Universal Compression Holdings, Inc	447,094	0.29
		Other	10,227,500	6.56

			11,949,273	7.66

CHEMICALS AND ALLIED PRODUCTS
12,066		CF Industries Holdings, Inc	465,144	0.30
10,784	*	NBTY, Inc	571,983	0.37
		Other	5,903,497	3.78

			6,940,624	4.45

COAL MINING			198,562	0.13

COMMUNICATIONS			3,956,021	2.53

DEPOSITORY INSTITUTIONS
10,938	e	First Midwest Bancorp, Inc	401,972	0.26
		Other	21,223,352	13.60

			21,625,324	13.86

EATING AND DRINKING PLACES
7,746	*	Jack in the Box, Inc	535,481	0.34
		Other	1,889,044	1.21

			2,424,525	1.55

EDUCATIONAL SERVICES			32,302	0.02

ELECTRIC, GAS, AND SANITARY SERVICES
19,448	e	Duquesne Light Holdings, Inc	384,876	0.25
9,731	e	Nicor, Inc	471,175	0.30
16,746		Piedmont Natural Gas Co, Inc	441,759	0.28
16,648		PNM Resources, Inc	537,730	0.34
19,109		Westar Energy, Inc	525,880	0.34
		Other	6,942,768	4.45

			9,304,188	5.96

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
47,099	e*	Brocade Communications Systems, Inc	448,382	0.29
		Other	7,842,415	5.02

			8,290,797	5.31

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
6,345	*	Washington Group International, Inc	$421,435	0.27%
		Other	1,929,937	1.24

			2,351,372	1.51

FABRICATED METAL PRODUCTS
7,707		Aptargroup, Inc	515,830	0.33
		Other	985,230	0.63

			1,501,060	0.96

FINANCIAL SERVICES			221,209	0.14

FOOD AND KINDRED PRODUCTS			1,729,545	1.11

FOOD STORES			801,887	0.51

FURNITURE AND FIXTURES			706,285	0.45

FURNITURE AND HOMEFURNISHINGS STORES			268,997	0.17

GENERAL BUILDING CONTRACTORS			844,043	0.54

GENERAL MERCHANDISE STORES
24,319	*	Big Lots, Inc	760,698	0.49
		Other	815,217	0.52

			1,575,915	1.01

HEALTH SERVICES			1,763,443	1.13

HEAVY CONSTRUCTION, EXCEPT BUILDING			304,071	0.19

HOLDING AND OTHER INVESTMENT OFFICES
5,210		Alexandria Real Estate Equities, Inc	522,928	0.33
22,360	e	Apollo Investment Corp	478,504	0.31
14,304		BioMed Realty Trust, Inc	376,195	0.24
9,812	e	First Industrial Realty Trust, Inc	444,484	0.28
10,485	e	Healthcare Realty Trust, Inc	391,091	0.25
11,854		Highwoods Properties, Inc	468,114	0.30
17,300		iShares Russell 2000 Value Index Fund	1,400,954	0.90
17,627		KKR Financial Corp	483,509	0.31
8,757	e	LaSalle Hotel Properties	405,975	0.26
19,124		Nationwide Health Properties, Inc	597,816	0.38
9,403	d	Post Properties, Inc	429,999	0.28
8,476	e	Potlatch Corp	388,031	0.25
13,635		RAIT Investment Trust	380,962	0.24
21,502		Realty Income Corp	606,356	0.39
16,320		Senior Housing Properties Trust	390,048	0.25
		Other	12,209,246	7.83

			19,974,212	12.80

HOTELS AND OTHER LODGING PLACES
8,909	*	Gaylord Entertainment Co	471,019	0.30
		Other	640,185	0.41

			1,111,204	0.71

INDUSTRIAL MACHINERY AND EQUIPMENT			5,568,385	3.57

INSTRUMENTS AND RELATED PRODUCTS
14,842		STERIS Corp	394,204	0.25
		Other	3,514,314	2.25

			3,908,518	2.50

INSURANCE AGENTS, BROKERS AND SERVICE			685,709	0.44

98	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP VALUE INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
13,227		Ohio Casualty Corp	$396,149	0.25%
7,279	e*	ProAssurance Corp	372,321	0.24
8,098		Zenith National Insurance Corp	382,792	0.25
		Other	6,193,098	3.97

			7,344,360	4.71

LEATHER AND LEATHER PRODUCTS			528,903	0.34

LEGAL SERVICES			126,903	0.08

LUMBER AND WOOD PRODUCTS			200,369	0.13

METAL MINING
5,912	e	Cleveland-Cliffs, Inc	378,427	0.24
		Other	312,590	0.20

			691,017	0.44
MISCELLANEOUS MANUFACTURING INDUSTRIES			934,196	0.60

MISCELLANEOUS RETAIL			943,422	0.61

MOTION PICTURES			822,727	0.53

NONDEPOSITORY INSTITUTIONS			1,397,292	0.90

NONMETALLIC MINERALS, EXCEPT FUELS			234,101	0.15

OIL AND GAS EXTRACTION
22,428	e*	Hanover Compressor Co	499,023	0.32
		Other	3,158,060	2.02

			3,657,083	2.34

PAPER AND ALLIED PRODUCTS
3,610		Greif, Inc (Class A)	401,107	0.26
		Other	1,463,377	0.94

			1,864,484	1.20

PERSONAL SERVICES
10,013	e	Regis Corp	404,225	0.26
		Other	445,302	0.28

			849,527	0.54

PETROLEUM AND COAL PRODUCTS			539,132	0.35

PRIMARY METAL INDUSTRIES
9,327	e	Belden CDT, Inc	499,834	0.32
8,190		Chaparral Steel Co	476,412	0.30
6,349	*	Lone Star Technologies, Inc	419,224	0.27
		Other	2,413,348	1.55

			3,808,818	2.44

PRINTING AND PUBLISHING			2,695,284	1.73

RAILROAD TRANSPORTATION			169,075	0.11

REAL ESTATE			339,786	0.22

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			974,502	0.63

SECURITY AND COMMODITY BROKERS			1,226,686	0.79

SOCIAL SERVICES			137,765	0.09

SPECIAL TRADE CONTRACTORS
6,892	*	EMCOR Group, Inc	406,490	0.26
		Other	480,992	0.31

			887,482	0.57

Shares		Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS			$100,523	0.06%

TEXTILE MILL PRODUCTS			189,773	0.12

TOBACCO PRODUCTS			408,292	0.26

TRANSPORTATION BY AIR			1,237,606	0.79

TRANSPORTATION EQUIPMENT			3,116,645	2.00

TRANSPORTATION SERVICES
16,395	*	Lear Corp	598,581	0.38
		Other	87,188	0.06

			685,769	0.44

TRUCKING AND WAREHOUSING			740,416	0.47

WATER TRANSPORTATION			374,242	0.24

WHOLESALE TRADE-DURABLE GOODS			1,887,363	1.21

WHOLESALE TRADE-NONDURABLE GOODS
6,424	*	United Stationers, Inc	384,926	0.25
		Other	1,798,781	1.15

			2,183,707	1.40

	TOTAL COMMON STOCKS (Cost $135,693,246)		155,606,102	99.72

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,360,000	d	4.900%, 04/02/07	1,359,445	0.87

			1,359,445	0.87
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
43,962,010		State Street Navigator Securities Lending
		Prime Portfolio	43,962,010	28.17

			43,962,010	28.17

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,321,821)		45,321,455	29.04

	TOTAL PORTFOLIO (Cost $181,015,067)		200,927,557	128.76
	OTHER ASSETS & LIABILITIES, NET		(44,875,467)	(28.76)

	NET ASSETS		$156,052,090	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,437,174.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$83,040	0.04%

AGRICULTURAL PRODUCTION-LIVESTOCK			321,919	0.16

AMUSEMENT AND RECREATION SERVICES			1,801,784	0.88

APPAREL AND ACCESSORY STORES
7,838	*	Aeropostale, Inc	315,323	0.15
9,560	*	Payless Shoesource, Inc	317,392	0.15
		Other	2,959,453	1.44

			3,592,168	1.74

APPAREL AND OTHER TEXTILE PRODUCTS
7,929		Phillips-Van Heusen Corp	466,225	0.23
		Other	1,157,677	0.56

			1,623,902	0.79

AUTO REPAIR, SERVICES AND PARKING			934,415	0.45

AUTOMOTIVE DEALERS AND SERVICE STATIONS			482,398	0.23

BUILDING MATERIALS AND GARDEN SUPPLIES			173,667	0.08

BUSINESS SERVICES
5,677	e*	Digital River, Inc	313,654	0.15
4,109	*	Equinix, Inc	351,854	0.17
8,518	*	Hyperion Solutions Corp	441,488	0.21
16,015	*	Parametric Technology Corp	305,726	0.15
9,145		Sotheby’s	406,770	0.20
12,932	*	Sybase, Inc	326,921	0.16
9,168	e*	THQ, Inc	313,454	0.15
13,784	*	Valueclick, Inc	360,176	0.18
6,006	*	WebEx Communications, Inc	341,501	0.17
		Other	18,863,988	9.16

			22,025,532	10.70

CHEMICALS AND ALLIED PRODUCTS
16,332	*	Hercules, Inc	319,127	0.16
7,928	*	NBTY, Inc	420,501	0.20
		Other	11,986,870	5.82

			12,726,498	6.18

COAL MINING			434,510	0.21

COMMUNICATIONS			4,788,204	2.33

DEPOSITORY INSTITUTIONS			17,342,838	8.42

EATING AND DRINKING PLACES
5,080	*	Jack in the Box, Inc	351,180	0.17
		Other	3,595,173	1.75

			3,946,353	1.92

EDUCATIONAL SERVICES			790,815	0.38

ELECTRIC, GAS, AND SANITARY SERVICES
6,375	e	Nicor, Inc	308,678	0.15
10,906		PNM Resources, Inc	352,264	0.17
12,520		Westar Energy, Inc	344,550	0.17
		Other	5,739,332	2.79

			6,744,824	3.28

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,451		Acuity Brands, Inc	$351,192	0.17%
56,743	*	Brocade Communications Systems, Inc	540,193	0.26
12,542	e*	Polycom, Inc	418,025	0.20
8,225	*	Varian Semiconductor Equipment Associates, Inc	439,051	0.21
		Other	12,871,051	6.26

			14,619,512	7.10

ENGINEERING AND MANAGEMENT SERVICES			4,346,659	2.11

ENVIRONMENTAL QUALITY AND HOUSING			29,108	0.01

FABRICATED METAL PRODUCTS
5,048		Aptargroup, Inc	337,863	0.16
		Other	1,907,146	0.93

			2,245,009	1.09

FOOD AND KINDRED PRODUCTS			2,039,007	0.99

FOOD STORES			778,434	0.38

FURNITURE AND FIXTURES
9,535		Herman Miller, Inc	319,327	0.16
		Other	1,058,088	0.51

			1,377,415	0.67

FURNITURE AND HOME FURNISHINGS STORES			549,945	0.27

GENERAL BUILDING CONTRACTORS			916,250	0.44

GENERAL MERCHANDISE STORES
16,228	*	Big Lots, Inc	507,612	0.25
		Other	683,828	0.33

			1,191,440	0.58

HEALTH SERVICES
7,604	*	Psychiatric Solutions, Inc	306,517	0.15
		Other	3,035,492	1.47

			3,342,009	1.62

HEAVY CONSTRUCTION, EXCEPT BUILDING			364,666	0.18

HOLDING AND OTHER INVESTMENT OFFICES
4,184	e*	Alexandria Real Estate Equities, Inc	419,948	0.20
14,670		Apollo Investment Corp	313,938	0.15
7,770		Highwoods Properties, Inc	306,837	0.15
97,016		iShares Russell 2000 Index Fund	7,713,742	3.75
11,547		KKR Financial Corp	316,734	0.15
12,139		Nationwide Health Properties, Inc	379,465	0.18
14,350		Realty Income Corp	404,670	0.20
		Other	12,678,159	6.17

			22,533,493	10.95

HOTELS AND OTHER LODGING PLACES
5,834	*	Gaylord Entertainment Co	308,444	0.15
		Other	836,975	0.40

			1,145,419	0.55

INDUSTRIAL MACHINERY AND EQUIPMENT			7,765,593	3.77

100	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
9,419	*	Flir Systems, Inc	$335,976	0.16%
7,575	*	Hologic, Inc	436,623	0.21
		Other	10,272,378	5.00

			11,044,977	5.37

INSURANCE AGENTS, BROKERS AND SERVICE			677,059	0.33

INSURANCE CARRIERS			5,408,727	2.63

JUSTICE, PUBLIC ORDER AND SAFETY			159,889	0.08

LEATHER AND LEATHER PRODUCTS			877,021	0.43

LEGAL SERVICES			255,811	0.12

LUMBER AND WOOD PRODUCTS			384,267	0.19

METAL MINING
5,987	e	Cleveland-Cliffs, Inc	383,228	0.19
		Other	626,076	0.30

			1,009,304	0.49

MISCELLANEOUS MANUFACTURING INDUSTRIES			951,581	0.46

MISCELLANEOUS RETAIL			2,161,160	1.05

MOTION PICTURES
20,410	d*	Time Warner Telecom, Inc (Class A)	423,916	0.21
		Other	810,616	0.39

			1,234,532	0.60

NONDEPOSITORY INSTITUTIONS			1,849,337	0.90

NONMETALLIC MINERALS, EXCEPT FUELS			253,772	0.12

OIL AND GAS EXTRACTION
14,698	e*	Hanover Compressor Co	327,031	0.16
		Other	5,577,382	2.71

			5,904,413	2.87

PAPER AND ALLIED PRODUCTS			1,688,115	0.82

PERSONAL SERVICES			738,803	0.36

PETROLEUM AND COAL PRODUCTS			594,441	0.29

PRIMARY METAL INDUSTRIES
15,809	*	AK Steel Holding Corp	369,773	0.18
6,108	e	Belden CDT, Inc	327,328	0.16
6,618		Chaparral Steel Co	384,969	0.19
8,340	*	CommScope, Inc	357,786	0.17
7,261	*	General Cable Corp	387,955	0.19
		Other	2,608,437	1.27

			4,436,248	2.16

PRINTING AND PUBLISHING			2,211,936	1.07

Shares		Company	Value	% of net assets

RAILROAD TRANSPORTATION
5,057		Florida East Coast Industries	$317,023	0.15%
		Other	138,186	0.07

			455,209	0.22

REAL ESTATE			292,746	0.14

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,194,550	0.58

SECURITY AND COMMODITY BROKERS			2,023,623	0.98

SOCIAL SERVICES			281,150	0.14

SPECIAL TRADE CONTRACTORS			877,866	0.43

STONE, CLAY, AND GLASS PRODUCTS			354,484	0.17

TEXTILE MILL PRODUCTS			156,688	0.08

TOBACCO PRODUCTS			333,254	0.16

TRANSPORTATION BY AIR			1,710,186	0.83

TRANSPORTATION EQUIPMENT
11,129	*	BE Aerospace, Inc	352,789	0.17
		Other	3,712,068	1.81

			4,064,857	1.98

TRANSPORTATION SERVICES
10,760	*	Lear Corp	392,848	0.19
		Other	495,841	0.24

			888,689	0.43

TRUCKING AND WAREHOUSING			947,339	0.46

WATER TRANSPORTATION			545,930	0.27

WHOLESALE TRADE-DURABLE GOODS			2,593,258	1.26

WHOLESALE TRADE-NONDURABLE GOODS
6,846		Men’s Wearhouse, Inc	322,104	0.16
		Other	2,435,146	1.18

			2,757,250	1.34

		TOTAL COMMON STOCKS
		(Cost $177,919,171)	202,375,298	98.31

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES
		Federal Home Loan Banks (FHLB)
$4,500,000	d	4.900%, 04/02/07	4,498,163	2.18

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2007

Principal	Issuer	Value	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$57,781,267	State Street Navigator Securities Lending
	Prime Portfolio	$57,781,267	28.08%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,280,642)	62,279,430	30.26

	TOTAL PORTFOLIO
	(Cost $240,199,813)	264,654,728	128.57
	OTHER ASSETS & LIABILITIES, NET	(58,813,856)	(28.57)

	NET ASSETS	$205,840,872	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $4,865,754.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

102	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$680,175	0.11%

AGRICULTURAL SERVICES			252,910	0.04

AMUSEMENT AND RECREATION SERVICES			3,589,050	0.57

APPAREL AND ACCESSORY STORES			2,404,210	0.38

APPAREL AND OTHER TEXTILE PRODUCTS			721,428	0.11

AUTO REPAIR, SERVICES AND PARKING			528,006	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS			38,677	0.01

BUILDING MATERIALS AND GARDEN SUPPLIES			948,026	0.15

BUSINESS SERVICES			12,862,982	2.06

CHEMICALS AND ALLIED PRODUCTS
67,268		AstraZeneca plc	3,619,078	0.58
22,704		BASF AG.	2,556,130	0.41
264,761		GlaxoSmithKline plc	7,278,492	1.16
107,162	e	Novartis AG.	6,146,724	0.98
32,204		Roche Holding AG.	5,697,947	0.91
47,257		Sanofi-Aventis	4,109,634	0.66
41,200		Takeda Pharmaceutical Co Ltd	2,702,614	0.43
		Other	27,062,305	4.33

			59,172,924	9.46

COAL MINING			1,462,488	0.23

COMMUNICATIONS
207,089		Telefonica S.A.	4,564,539	0.73
187,738	e	Vodafone Group plc (ADR)	5,042,643	0.81
		Other	24,519,785	3.91

			34,126,967	5.45

DEPOSITORY INSTITUTIONS
84,232		ABN AMRO Holding NV	3,625,423	0.58
164,959		Banco Bilbao Vizcaya Argentaria S.A.	4,050,210	0.65
275,946		Banco Santander Central Hispano S.A.	4,924,777	0.79
297,218		Barclays plc	4,216,978	0.68
38,523		BNP Paribas	4,023,716	0.64
24,117		Deutsche Bank AG.	3,248,719	0.52
527,310		HSBC Holdings plc	9,230,026	1.48
261,535		Lloyds TSB Group plc	2,882,099	0.46
401		Mitsubishi UFJ Financial Group, Inc	4,525,883	0.72
441		Mizuho Financial Group. Inc	2,840,453	0.45
145,348		Royal Bank of Scotland Group plc	5,674,684	0.91
17,123		Societe Generale	2,959,167	0.47
306	e	Sumitomo Mitsui Financial Group, Inc	2,778,513	0.44
90,170		UBS A.G.	5,357,589	0.86
362,590		UniCredito Italiano S.p.A.	3,451,093	0.55
		Other	40,030,311	6.40

			103,819,641	16.60

EATING AND DRINKING PLACES			2,233,426	0.36

EDUCATIONAL SERVICES			111,507	0.02

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
28,907		E.ON AG.	$3,930,261	0.63%
		Other	30,392,533	4.86

			34,322,794	5.49

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
688,160		Ericsson (LM) (B Shares)	2,532,754	0.40
190,424		Nokia Oyj	4,382,914	0.70
		Other	27,304,847	4.37

			34,220,515	5.47

ENGINEERING AND MANAGEMENT SERVICES			1,433,758	0.23

FABRICATED METAL PRODUCTS			1,598,841	0.25

FOOD AND KINDRED PRODUCTS
126,342		Diageo plc	2,559,559	0.41
18,489		Nestle S.A.	7,200,691	1.15
		Other	12,205,933	1.95

			21,966,183	3.51

FOOD STORES
369,422		Tesco plc	3,229,544	0.52
		Other	6,968,573	1.11

			10,198,117	1.63

FURNITURE AND FIXTURES			271,748	0.04

FURNITURE AND HOME FURNISHINGS STORES			1,032,309	0.16

GENERAL BUILDING CONTRACTORS			6,414,569	1.03

GENERAL MERCHANDISE STORES			3,671,241	0.59

HEALTH SERVICES			1,206,134	0.19

HEAVY CONSTRUCTION, EXCEPT BUILDING			4,330,218	0.69

HOLDING AND OTHER INVESTMENT OFFICES
153,600	*	iShares MSCI EAFE Index Fund	11,713,536	1.87
		Other	10,344,026	1.66

			22,057,562	3.53

HOTELS AND OTHER LODGING PLACES			1,565,376	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT
49,600		Canon, Inc	2,664,358	0.43
		Other	18,565,958	2.97

			21,230,316	3.40

INSTRUMENTS AND RELATED PRODUCTS			5,711,699	0.91

INSURANCE AGENTS, BROKERS AND SERVICE
174,602		HBOS plc	3,597,385	0.57
		Other	1,865,608	0.30

			5,462,993	0.87

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
20,067		Allianz AG.	$4,120,411	0.66%
77,625		AXA S.A.	3,291,278	0.53
53,566		Credit Suisse Group	3,843,933	0.61
87,023		ING Groep NV	3,679,288	0.59
		Other	21,556,646	3.45

			36,491,556	5.84

JUSTICE, PUBLIC ORDER AND SAFETY			141,817	0.02

LEATHER AND LEATHER PRODUCTS			2,241,527	0.36

LOCAL AND INTERURBAN PASSENGER TRANSIT			651,129	0.10

LUMBER AND WOOD PRODUCTS			130,234	0.02

METAL MINING
66,023		Anglo American plc	3,478,040	0.56
162,290		BHP Billiton Ltd	3,924,825	0.63
47,664		Rio Tinto plc	2,721,942	0.43
		Other	2,469,619	0.39

			12,594,426	2.01

MISCELLANEOUS MANUFACTURING INDUSTRIES			711,336	0.11

MISCELLANEOUS RETAIL			4,570,237	0.73

MOTION PICTURES			189,816	0.03

NONDEPOSITORY INSTITUTIONS			2,470,294	0.40

NONMETALLIC MINERALS, EXCEPT FUELS			1,126,574	0.18

OIL AND GAS EXTRACTION
99,527		Total S.A.	6,973,365	1.12
		Other	4,878,219	0.78

			11,851,584	1.90

PAPER AND ALLIED PRODUCTS			2,298,570	0.37

PERSONAL SERVICES			74,404	0.01

PETROLEUM AND COAL PRODUCTS
114,065	e	BP plc (ADR)	7,385,709	1.18
120,912		ENI S.p.A.	3,934,619	0.63
170,592		Royal Dutch Shell plc (A Shares)	5,676,665	0.91
126,723		Royal Dutch Shell plc (B Shares)	4,216,868	0.68
		Other	5,146,382	0.82

			26,360,243	4.22

PRIMARY METAL INDUSTRIES			14,561,771	2.33

PRINTING AND PUBLISHING			5,033,479	0.80

RAILROAD TRANSPORTATION			2,920,149	0.47

REAL ESTATE			15,434,482	2.47

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,844,105	0.45

SECURITY AND COMMODITY BROKERS			8,304,257	1.33

SOCIAL SERVICES			169,799	0.03

SPECIAL TRADE CONTRACTORS			354,483	0.06

Shares		Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS			$7,111,591	1.14%

TEXTILE MILL PRODUCTS			5,396	0.00 **

TOBACCO PRODUCTS			5,671,047	0.91

TRANSPORTATION BY AIR			2,966,977	0.47

TRANSPORTATION EQUIPMENT
41,510	e	DaimlerChrysler AG.	3,404,686	0.55
73,300		Honda Motor Co Ltd	2,556,543	0.41
39,305		Siemens AG.	4,201,480	0.67
133,800		Toyota Motor Corp	8,572,556	1.37
		Other	13,023,391	2.08

			31,758,656	5.08

TRANSPORTATION SERVICES			1,329,199	0.21

TRUCKING AND WAREHOUSING			2,931,545	0.47

WATER TRANSPORTATION			2,504,337	0.40

WHOLESALE TRADE-DURABLE GOODS			5,815,502	0.93

WHOLESALE TRADE-NONDURABLE GOODS			7,941,558	1.27

	TOTAL COMMON STOCKS (Cost $462,873,611)		619,208,870	98.99

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES+		1,099,551	0.17

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$41,181,261	State Street Navigator Securities Lending
	Prime Portfolio	41,181,261	6.59

		41,181,261	6.59

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,281,108)	42,280,812	6.76

	TOTAL PORTFOLIO (Cost $505,154,719)	661,489,682	105.75
	OTHER ASSETS & LIABILITIES, NET	(35,954,902)	(5.75)

	NET ASSETS	$625,534,780	100.00%

*	Non-income producing

**	Percentage less than 0.01%

+	Notes have a rate of 4.900% and mature 04/02/07.

e	All or a portion of these securities are out on loan.

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

104	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2007

Country	Value	% of market value

DOMESTIC

UNITED STATES OF AMERICA	$54,080,576	8.18%

TOTAL DOMESTIC	54,080,576	8.18

FOREIGN

AUSTRALIA	35,679,692	5.39
AUSTRIA	3,829,092	0.58
BELGIUM	7,615,582	1.15
DENMARK	5,043,311	0.76
FINLAND	9,020,294	1.36
FRANCE	61,639,887	9.32
GERMANY	47,132,804	7.13
GREECE	3,981,704	0.60
HONG KONG	10,195,779	1.54
IRELAND	4,955,859	0.75
ITALY	23,043,604	3.49
JAPAN	135,830,202	20.54
NETHERLANDS	21,526,005	3.26
NEW ZEALAND	813,366	0.12
NORWAY	5,714,988	0.86
PORTUGAL	2,058,432	0.31
SINGAPORE	5,902,333	0.89
SPAIN	24,679,696	3.73
SWEDEN	15,814,108	2.39
SWITZERLAND	41,231,044	6.23
UNITED KINGDOM	141,701,324	21.42

TOTAL FOREIGN	607,409,106	91.82

TOTAL PORTFOLIO	$661,489,682	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$24,535	0.01%

AMUSEMENT AND RECREATION SERVICES			163,431	0.06

APPAREL AND ACCESSORY STORES			1,902,990	0.75

APPAREL AND OTHER TEXTILE PRODUCTS			424,601	0.17

AUTO REPAIR, SERVICES AND PARKING			93,082	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			215,891	0.08

BUILDING MATERIALS AND GARDEN SUPPLIES
51,378		Home Depot, Inc	1,887,628	0.74
35,217		Lowe’s Cos, Inc	1,108,983	0.44
		Other	24,009	0.01

			3,020,620	1.19

BUSINESS SERVICES
3,852	*	Google, Inc (Class A)	1,764,832	0.70
205,256	d	Microsoft Corp	5,720,485	2.26
		Other	8,778,378	3.47

			16,263,695	6.43

CHEMICALS AND ALLIED PRODUCTS
41,128		Abbott Laboratories	2,294,942	0.91
26,327	*	Amgen, Inc	1,471,153	0.58
49,160		Bristol-Myers Squibb Co	1,364,682	0.54
14,894	*	Genentech, Inc	1,223,095	0.48
60,501		Merck & Co, Inc	2,672,329	1.06
69,413		Procter & Gamble Co	4,384,125	1.73
		Other	10,150,059	4.02

			23,560,385	9.32

COMMUNICATIONS
155,339		AT&T, Inc	6,125,017	2.42
66,169		Verizon Communications, Inc	2,509,128	0.99
		Other	4,632,619	1.84

			13,266,764	5.25

DEPOSITORY INSTITUTIONS
114,840		Bank of America Corp	5,859,137	2.32
60,369		US Bancorp	2,111,104	0.84
55,433		Wachovia Corp	3,051,587	1.21
35,956		Washington Mutual, Inc	1,451,903	0.57
85,335		Wells Fargo & Co	2,938,084	1.16
		Other	9,045,704	3.57

			24,457,519	9.67

EATING AND DRINKING PLACES
47,659		McDonald’s Corp	2,147,038	0.85
		Other	1,314,696	0.52

			3,461,734	1.37

EDUCATIONAL SERVICES			2,241	0.00 **

ELECTRIC, GAS, AND SANITARY SERVICES
10,964		Kinder Morgan, Inc	1,167,118	0.46
		Other	12,417,393	4.91

			13,584,511	5.37

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
17,359	*	Apple Computer, Inc	$1,612,825	0.64%
131,440	*	Cisco Systems, Inc	3,355,663	1.33
37,544		Emerson Electric Co	1,617,771	0.64
136,067		Intel Corp	2,602,962	1.03
40,117		Qualcomm, Inc	1,711,391	0.68
35,900		Texas Instruments, Inc	1,080,590	0.43
		Other	4,181,596	1.65

			16,162,798	6.40

ENGINEERING AND MANAGEMENT SERVICES			1,727,006	0.68

FABRICATED METAL PRODUCTS
23,213		Illinois Tool Works, Inc	1,197,791	0.47
		Other	575,007	0.23

			1,772,798	0.70

FOOD AND KINDRED PRODUCTS
46,169		PepsiCo, Inc	2,934,502	1.16
		Other	3,909,785	1.55

			6,844,287	2.71

FOOD STORES			871,598	0.34

FORESTRY			647,212	0.26

FURNITURE AND FIXTURES			1,347,603	0.53

FURNITURE AND HOME FURNISHINGS STORES			236,261	0.09

GENERAL BUILDING CONTRACTORS			952,295	0.38

GENERAL MERCHANDISE STORES
23,406		Target Corp	1,387,040	0.55
		Other	1,721,860	0.68

			3,108,900	1.23

HEALTH SERVICES
20,150	*	WellPoint, Inc	1,634,165	0.65
		Other	2,000,772	0.79

			3,634,937	1.44

HOLDING AND OTHER INVESTMENT OFFICES			6,507,699	2.58

HOTELS AND OTHER LODGING PLACES			619,019	0.24

INDUSTRIAL MACHINERY AND EQUIPMENT
25,033		3M Co	1,913,272	0.76
52,086	*	Dell, Inc	1,208,916	0.48
60,315		Hewlett-Packard Co	2,421,044	0.96
35,983		International Business Machines Corp	3,391,758	1.34
		Other	4,740,370	1.87

			13,675,360	5.41

INSTRUMENTS AND RELATED PRODUCTS
75,657		Johnson & Johnson	4,559,091	1.81
30,350		Medtronic, Inc	1,488,971	0.59
		Other	6,073,190	2.40

			12,121,252	4.80

106	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2007

Shares	Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE
13,265	Hartford Financial Services Group, Inc	$1,267,869	0.50%
	Other	144,939	0.06

		1,412,808	0.56

INSURANCE CARRIERS
20,982	Chubb Corp	1,084,140	0.43
17,857	Prudential Financial, Inc	1,611,773	0.64
23,071	Travelers Co, Inc	1,194,386	0.47
	Other	6,818,546	2.70

		10,708,845	4.24

LEATHER AND LEATHER PRODUCTS		470,576	0.19

LUMBER AND WOOD PRODUCTS		4,690	0.00 **

METAL MINING		200,950	0.08

MISCELLANEOUS MANUFACTURING INDUSTRIES		613,799	0.24

MISCELLANEOUS RETAIL		3,168,083	1.25

MOTION PICTURES
126,025	Time Warner, Inc	2,485,213	0.98
66,586	Walt Disney Co	2,292,556	0.91
	Other	773,258	0.31

		5,551,027	2.20

NONDEPOSITORY INSTITUTIONS
39,576	American Express Co	2,232,086	0.88
28,415	Freddie Mac	1,690,408	0.67
	Other	3,482,770	1.38

		7,405,264	2.93

NONMETALLIC MINERALS, EXCEPT FUELS		563,223	0.22

OIL AND GAS EXTRACTION		6,881,613	2.72

PAPER AND ALLIED PRODUCTS		2,172,584	0.86

PERSONAL SERVICES		62,501	0.02

PETROLEUM AND COAL PRODUCTS
18,232	Apache Corp	1,289,002	0.51
20,973	Devon Energy Corp	1,451,751	0.58
21,323	Valero Energy Corp	1,375,120	0.54
	Other	3,792,993	1.50

		7,908,866	3.13

PRIMARY METAL INDUSTRIES		4,101,778	1.62

PRINTING AND PUBLISHING		2,219,329	0.88

RAILROAD TRANSPORTATION		1,734,728	0.69

REAL ESTATE		316,379	0.13

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		188,034	0.07

SECURITY AND COMMODITY BROKERS
10,915	Goldman Sachs Group, Inc	2,255,366	0.89
27,868	Merrill Lynch & Co, Inc	2,275,980	0.90
	Other	3,915,263	1.55

		8,446,609	3.34

Shares	Company	Value	% of net assets

SOCIAL SERVICES		$31,347	0.01%

SPECIAL TRADE CONTRACTORS		71,302	0.03

STONE, CLAY, AND GLASS PRODUCTS		144,959	0.06

TRANSPORTATION BY AIR		1,597,407	0.63

TRANSPORTATION EQUIPMENT		2,348,129	0.93

TRANSPORTATION SERVICES		246,401	0.10

TRUCKING AND WAREHOUSING
19,883	United Parcel Service, Inc (Class B)	1,393,798	0.55

		1,393,798	0.55

WATER TRANSPORTATION		57,505	0.02

WHOLESALE TRADE-DURABLE GOODS		1,477,788	0.58

WHOLESALE TRADE-NONDURABLE GOODS		2,423,932	0.96

	TOTAL COMMON STOCKS (Cost $218,713,557)	244,595,278	96.74

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$7,280,000	d	4.900%, 04/02/07	7,277,027	2.88

			7,277,027	2.88

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,278,989)		7,277,027	2.88

	TOTAL PORTFOLIO (Cost $225,992,546)		251,872,305	99.62
	OTHER ASSETS & LIABILITIES, NET		960,169	0.38

	NET ASSETS		$252,832,474	100.00%

*	Non-income producing

**	Percentage is less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $7,795,349.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	107

PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

HOLDING AND OTHER INVESTMENT OFFICES
291,900	e	Acadia Realty Trust	$7,609,833	0.95%
109,800	e	AMB Property Corp	6,455,142	0.80
723,400		Archstone-Smith Trust	39,266,152	4.89
346,550		AvalonBay Communities, Inc	45,051,500	5.61
301,900		BioMed Realty Trust, Inc	7,939,970	0.99
424,200		Boston Properties, Inc	49,801,080	6.20
267,300	e	BRE Properties, Inc (Class A)	16,879,995	2.10
67,300		Camden Property Trust	4,731,863	0.59
238,600		Cogdell Spencer, Inc	5,027,302	0.62
515,600	e	Corporate Office Properties Trust	23,552,608	2.93
114,924	e	Crescent Real Estate Equities Co	2,305,375	0.29
38,300		Developers Diversified Realty Corp	2,409,070	0.30
95,900	e	Digital Realty Trust, Inc	3,826,410	0.48
249,000		Douglas Emmett, Inc	6,356,970	0.79
379,900	e	EastGroup Properties, Inc	19,386,297	2.41
53,100		Equity Lifestyle Properties, Inc	2,867,931	0.36
763,800	e	Equity Residential	36,838,074	4.59
81,600	e	Essex Property Trust, Inc	10,565,568	1.32
112,400	e	Extra Space Storage, Inc	2,128,856	0.26
338,800	e	Federal Realty Investment Trust	30,702,056	3.82
558,900	e	General Growth Properties, Inc	36,088,173	4.49
140,000	g,m,v*	GSC Capital Corp	2,550,800	0.32
1,372,200		Host Marriott Corp	36,102,582	4.49
253,900		Kilroy Realty Corp	18,725,125	2.33
437,800	e	Kimco Realty Corp	21,338,372	2.66
64,900	e	LaSalle Hotel Properties	3,008,764	0.37
338,800	e	Macerich Co	31,291,568	3.90
946,600		Mission West Properties, Inc	13,687,836	1.70
35,200		Pennsylvania Real Estate Investment Trust	1,560,416	0.19
211,200	m,v*	People’s Choice Financial Corp	0	0.00
65,600	e	Post Properties, Inc	2,999,888	0.37
583,000	e	Prologis	37,854,190	4.71
30,000	e	PS Business Parks, Inc	2,115,600	0.26
360,400	e	Public Storage, Inc	34,119,068	4.25
356,100	e	Regency Centers Corp	29,752,155	3.70
548,100		Simon Property Group, Inc	60,976,125	7.59
252,700		SL Green Realty Corp	34,665,386	4.32
473,600	e	Taubman Centers, Inc	27,464,064	3.42
105,400	e	U-Store-It Trust	2,120,648	0.26
316,200		Vornado Realty Trust	37,735,308	4.70

			757,858,120	94.33

HOTELS AND OTHER LODGING PLACES
184,600		Hilton Hotels Corp	6,638,216	0.82
64,000		Orient-Express Hotels Ltd (Class A)	3,828,480	0.48
169,300		Starwood Hotels & Resorts Worldwide, Inc	10,979,105	1.37

			21,445,801	2.67

REAL ESTATE
310,000	g,m,v	Asset Capital Corp, Inc	2,424,200	0.30
403,600	*	Brookfield Properties Corp	16,265,080	2.02

			18,689,280	2.32

	TOTAL COMMON STOCKS (Cost $671,829,841)		797,993,201	99.32

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,770,000		4.900%, 04/02/07	$1,769,277	0.22%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
20,654,349		State Street Navigator Securities Lending
		Prime Portfolio	20,654,349	2.57

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,424,103)		22,423,626	2.79

	TOTAL PORTFOLIO (Cost $694,253,944)		820,416,827	102.11
	OTHER ASSETS & LIABILITIES, NET		(16,973,337)	(2.11)

	NET ASSETS		$803,443,490	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At March 31, 2007, the value of these securities amounted to $4,975,000 or 0.62% of net assets.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

108	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MANAGED ALLOCATION FUND II ▪ MARCH 31, 2007

Shares	Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
1,177,157	TIAA-CREF Institutional Bond Plus Fund II	$11,901,051	39.26%
15,966	TIAA-CREF Institutional High-Yield Fund II	162,860	0.54
267,514	TIAA-CREF Institutional International Equity Fund	3,656,924	12.06
642,363	TIAA-CREF Institutional Large-Cap Growth Fund	6,642,037	21.91
401,111	TIAA-CREF Institutional Large-Cap Value Fund	6,574,217	21.69
16,340	TIAA-CREF Institutional Short-Term Bond Fund II	164,217	0.54
78,634	TIAA-CREF Institutional Small-Cap Equity Fund	1,252,640	4.13

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $29,272,495)	30,353,946	100.13

Principal	Issuer

SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$130,000	4.900%, 04/02/07	129,947	0.43

	TOTAL SHORT-TERM INVESTMENTS (Cost $129,982)	129,947	0.43

	TOTAL PORTFOLIO (Cost $29,402,477)	30,483,893	100.56
	OTHER ASSETS & LIABILITIES, NET	(169,466)	(0.56)

	NET ASSETS	$30,314,427	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ▪  MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

ASSET BACKED
		Flagstar Home Equity Loan Trust
$7,000,000		5.781%, 01/25/35	Aaa	$7,049,505	0.48%
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
9,000,000		5.010%, 02/25/11	Aaa	8,983,845	0.62
		Honda Auto Receivables Owner Trust
15,000,000		5.090%, 07/18/13	NR	15,056,025	1.03
		Hyundai Auto Receivables Trust
		Series 2006-A (Class A3)
15,000,000		5.130%, 06/15/10	Aaa	14,990,175	1.03
		Nissan Auto Lease Trust
9,200,000		5.110%, 03/15/10	NR	9,201,159	0.63
		Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
8,000,000		5.940%, 11/25/34	Aa1	8,018,848	0.55
		Sonic Capital LLC
		Series 2006-1A (Class A2)
7,994,973		5.096%, 12/20/31	Aaa	7,968,115	0.55
	d	Volkswagen Auto Lease Trust
		Series 2006-A (Class A3)
9,000,000		5.500%, 09/21/09	Aaa	9,043,326	0.62
	d	Volkswagen Auto Lease Trust
		Series 2006-A (Class A4)
10,000,000		5.540%, 04/20/11	Aaa	10,086,560	0.69
		Wachovia Auto Loan Owner Trust
8,000,000		5.230%, 08/22/11	NR	8,020,352	0.55
		Other		99,688,630	6.81

				198,106,540	13.56

BUILDING MATERIALS AND GARDEN SUPPLIES				3,146,630	0.22

CHEMICALS AND ALLIED PRODUCTS				4,984,534	0.34

COMMUNICATIONS				28,779,655	1.97

DEPOSITORY INSTITUTIONS				43,731,329	2.99

ELECTRIC, GAS, AND SANITARY SERVICES				24,316,258	1.66

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,358,799	0.23

FOOD AND KINDRED PRODUCTS				5,228,268	0.36

FOOD STORES				1,826,514	0.13

FURNITURE AND FIXTURES				557,902	0.04

GENERAL BUILDING CONTRACTORS				1,228,280	0.08

GENERAL MERCHANDISE STORES				5,781,227	0.40

HEALTH SERVICES				659,574	0.05

HOLDING AND OTHER INVESTMENT OFFICES				6,263,200	0.43

INDUSTRIAL MACHINERY AND EQUIPMENT				5,709,091	0.39

INSTRUMENTS AND RELATED PRODUCTS				1,295,807	0.09

INSURANCE CARRIERS				15,121,164	1.04

Principal		Issuer	Rating†	Value	% of net assets

METAL MINING				$1,468,237	0.10%

MISCELLANEOUS MANUFACTURING INDUSTRIES				1,333,651	0.09

MISCELLANEOUS RETAIL				340,913	0.02

MOTION PICTURES				6,587,549	0.45

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
$6,930,000		6.000%, 06/15/12	Aaa	7,206,815	0.49
		Other		31,283,005	2.14

				38,489,820	2.63

OIL AND GAS EXTRACTION				13,386,878	0.92

OTHER MORTGAGE BACKED SECURITIES				70,116,421	4.80

PAPER AND ALLIED PRODUCTS				1,779,845	0.12

PETROLEUM AND COAL PRODUCTS				1,077,670	0.07

PIPELINES, EXCEPT NATURAL GAS				3,708,847	0.25

PRIMARY METAL INDUSTRIES				1,378,216	0.09

RAILROAD TRANSPORTATION				3,989,697	0.27

REAL ESTATE				754,280	0.05

SECURITY AND COMMODITY BROKERS				25,399,203	1.74

TRANSPORTATION BY AIR				1,014,569	0.07

TRANSPORTATION EQUIPMENT				8,849,650	0.61

WHOLESALE TRADE-DURABLE GOODS				1,688,900	0.12

WHOLESALE TRADE-NONDURABLE GOODS				4,372,998	0.30

		TOTAL CORPORATE BONDS
		(Cost $536,312,505)		535,832,116	36.68

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
15,910,000	d	4.625%, 06/01/07	Aaa	15,891,990	1.09
8,790,000		4.375%, 11/16/07	Aaa	8,745,364	0.60
13,688,000		5.875%, 03/21/11	Aa2	14,158,281	0.97
7,670,000		5.125%, 10/18/16	Aaa	7,737,934	0.53
		Federal National Mortgage Association (FNMA)
18,750,000		3.375–6.210%, 5/15/07–08/06/38	Aaa	18,554,888	1.27
14,260,000		5.000%, 09/15/08	Aaa	14,270,637	0.98
8,200,000		7.125%, 06/15/10	Aaa	8,759,910	0.60
6,760,000		5.250%, 08/01/12	Aa2	6,840,044	0.47
		Private Export Funding Corp
15,460,000		4.550–7.170%, 5/15/07–12/18/19	Aaa	15,342,219	1.05
		Other		10,835,956	0.73

				121,137,223	8.29

FOREIGN GOVERNMENT BONDS				35,085,935	2.40

110	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND  ▪  MARCH 31, 2007

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$18,720,734		4.500–6.000%, 02/09/10–09/01/36	$18,562,248	1.27%
8,000,000	j	5.810%, 03/01/37	8,086,896	0.55
		Federal Home Loan Mortgage Corp Gold (FGLMC)
79,763,962		4.500–8.000%, 01/01/16–01/01/37	78,744,948	5.39
9,442,087		4.500%, 06/01/21	9,142,603	0.63
15,439,122		4.500%, 06/01/21	14,949,424	1.02
7,790,062		5.500%, 12/01/33	7,726,955	0.53
13,000,000	h	6.000%, 05/15/37	13,097,500	0.90
		Federal National Mortgage Association (FNMA)
172,289,292		4.440–8.000%, 10/15/11–04/01/37	170,950,620	11.70
8,430,544		4.804%, 03/01/16	8,326,916	0.57
9,000,000		5.000%, 02/13/17	8,987,818	0.62
7,000,000	h	5.000%, 05/25/22	6,903,750	0.47
12,120,205		5.000%, 10/01/25	11,815,916	0.81
9,224,710		5.000%, 03/01/34	8,935,987	0.61
15,373,185		5.000%, 08/01/34	14,879,568	1.02
8,411,592		5.500%, 09/01/34	8,337,789	0.57
48,611,309		5.500%, 02/01/35	48,212,988	3.30
10,963,189		5.000%, 02/25/35	10,850,696	0.74
7,780,989		5.500%, 04/01/35	7,712,719	0.53
10,037,111		5.500%, 09/01/35	9,954,868	0.68
29,000,000	h	6.000%, 05/25/37	29,199,375	2.00
15,000,000	h	6.500%, 05/25/37	15,295,320	1.05
		Government National Mortgage Association (GNMA)
7,603,857		5.500–8.500%, 01/15/28–02/20/35	7,586,823	0.52
8,171,819		5.000%, 03/20/35	7,925,234	0.54
8,181,528		5.500%, 05/20/35	8,128,806	0.56
		Other	1,436,658	0.10

			535,752,425	36.68

MUNICIPAL BONDS			659,307	0.05

U.S. TREASURY SECURITIES
		United States Treasury Bond
38,536,000	d	8.000%, 11/15/21	50,954,999	3.49
17,650,000	d	5.250%, 02/15/29	18,444,426	1.26
		United States Treasury Note
15,745,000		4.625–5.125%, 04/30/08–11/15/16	15,696,829	1.07
24,180,000		4.875%, 10/31/08	24,233,196	1.66
27,000,000		4.625%, 12/31/11	27,092,069	1.85
9,950,000		4.750%, 01/31/12	10,038,754	0.69
25,390,000		4.625%, 02/29/12	25,489,528	1.75
19,347,000		4.625%, 02/15/17	19,316,819	1.32
		United States Treasury Strip Principal
24,000,000	j	08/15/27	8,798,400	0.60
		Other	7,024,163	0.49

			207,089,183	14.18

		TOTAL GOVERNMENT BONDS
		(Cost $904,063,983)	899,724,073	61.60

		TOTAL BONDS
		(Cost $1,440,376,488)	1,435,556,189	98.28

Principal	Issuer	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS		$630,000	0.04%

	TOTAL PREFERRED STOCKS
	(Cost $600,000)	630,000	0.04

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER		12,602,964	0.86

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
$37,081,603	State Street Navigator Securities Lending
	Prime Portfolio	37,081,603	2.54

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
26,560,000	4.900%, 04/02/07	26,549,155	1.82
24,110,000	5.160%, 04/11/07	24,079,091	1.65
	Federal National Mortgage Association
21,655,000	5.180%, 04/16/07	21,611,798	1.48

		72,240,044	4.95

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $121,923,349)	121,924,611	8.35

	TOTAL PORTFOLIO
	(Cost $1,562,899,837)	1,558,110,800	106.67
	OTHER ASSETS & LIABILITIES, NET	(97,403,817)	(6.67)

	NET ASSETS	$1,460,706,983	100.00%

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflect the rate at March 31, 2007.

j	Zero coupon

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND PLUS FUND II   ▪   MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

ASSET BACKED
		CIT Group Home Equity Loan Trust
		Series 2002-2 (Class MF2)
$411,535	j	6.390%, 12/25/30	A3	$407,950	0.53%
		Countrywide Financial Corp
		Series 2007-S2 (Class A3)
500,000	i,v	5.813%, 05/25/37	Aaa	499,975	0.65
		Flagstar Home Equity Loan Trust
1,000,000	j	5.781%, 01/25/35	Aaa	1,007,072	1.31
		GMAC Mortgage Corporation Loan
		Trust 2006-HLTV A3
650,000		5.590%, 10/25/29	Aaa	651,201	0.84
		GMAC Mortgage Corporation Loan
		Trust 2006-HLTV A4
650,000		5.810%, 10/25/29	Aaa	653,006	0.85
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
500,000		5.010%, 02/25/11	Aaa	499,103	0.65
		Honda Auto Receivable Owner Trust
		Series 2007-1 (Class A4)
1,000,000		5.090%, 07/18/13	Aaa	1,003,735	1.30
		Household Automotive Trust
		Series 2006-2 (Class A3)
500,000		5.610%, 08/17/11	Aaa	503,373	0.65
		Household Automotive Trust
		Series 2006-3 (Class A4)
500,000		5.340%, 09/17/13	Aaa	505,302	0.65
		Marriott Vacation Club Owner Trust
		Series 2006-1A (Class A)
351,257		5.737%, 04/20/28	Aaa	356,710	0.46
		Renaissance Home Equity Loan Trust
		Series 2006-3 (Class AF3)
500,000	i	5.586%, 11/25/36	Aaa	500,744	0.65
		Residential Funding Mortgage
		Securities II, Inc Series 2006-H12 (Class A3)
1,000,000		5.790%, 02/25/36	Aaa	1,005,841	1.31
		Saxon Asset Securities Trust
		Series 2002-2 (Class AF6)
500,000	i	5.620%, 11/25/30	Aaa	498,157	0.65
		Sierra Receivables Funding Co
		Series 2006-1A (Class A1)
321,509	v	5.840%, 05/20/18	Aaa	325,199	0.42
		Sonic Capital LLC
		Series 2006-1A (Class A2)
1,998,743	v	5.096%, 12/20/31	Aaa	1,992,029	2.59
		Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)
500,000	v	5.683%, 08/12/47	A3	496,797	0.64
		Other		1,323,058	1.72

				12,229,252	15.87

BUILDING MATERIALS AND GARDEN SUPPLIES				173,686	0.23

CHEMICALS AND ALLIED PRODUCTS				200,286	0.26

Principal		Issuer	Rating†	Value	% of net assets

COMMUNICATIONS
		Alamosa Delaware, Inc
$500,000		8.500%, 01/31/12	Baa3	$528,260	0.68%
		Other		1,608,233	2.09

				2,136,493	2.77

DEPOSITORY INSTITUTIONS
		Wells Fargo & Co
1,000,000		5.300%, 08/26/11	Aa1	1,007,188	1.31
		Other		1,471,303	1.91

				2,478,491	3.22

ELECTRIC, GAS, AND SANITARY SERVICES				1,859,792	2.41

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				125,774	0.16

FABRICATED METAL PRODUCTS				23,636	0.03

FOOD AND KINDRED PRODUCTS				150,937	0.20

FOOD STORES				101,535	0.13

GENERAL BUILDING CONTRACTORS				68,238	0.09

GENERAL MERCHANDISE STORES				224,648	0.29

HOLDING AND OTHER INVESTMENT OFFICES				323,609	0.42

INDUSTRIAL MACHINERY AND EQUIPMENT				100,114	0.13

INSTRUMENTS AND RELATED PRODUCTS				70,822	0.09

INSURANCE CARRIERS				1,172,098	1.52

METAL MINING				47,960	0.06

MISCELLANEOUS RETAIL				51,654	0.07

MOTION PICTURES				260,791	0.34

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
500,000		6.000%, 06/15/12	Aaa	519,972	0.67
		HSBC Finance Corp
500,000		5.700%, 06/01/11	Aa3	507,456	0.66
		Other		1,601,815	2.08

				2,629,243	3.41

OIL AND GAS EXTRACTION				704,270	0.91

OTHER MORTGAGE BACKED SECURITIES
		Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)
1,150,000	j	5.467%, 04/12/38	Aaa	1,170,150	1.52
		Countrywide Alternative Loan Trust
		Series 2005-42CB (Class A12)
400,000		5.500%, 10/25/35	Aa1	387,565	0.50
		Other		2,108,138	2.74

				3,665,853	4.76

PAPER AND ALLIED PRODUCTS				88,200	0.12

PETROLEUM AND COAL PRODUCTS				104,905	0.14

PIPELINES, EXCEPT NATURAL GAS				270,338	0.35

112	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND PLUS FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

PRIMARY METAL INDUSTRIES				$98,939	0.13%

PRINTING AND PUBLISHING				123,885	0.16

RAILROAD TRANSPORTATION				224,381	0.29

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				24,880	0.03

SECURITY AND COMMODITY BROKERS				1,143,160	1.49

TRANSPORTATION BY AIR				50,226	0.07

TRANSPORTATION EQUIPMENT				483,263	0.63

WHOLESALE TRADE-DURABLE GOODS				103,260	0.13

WHOLESALE TRADE-NONDURABLE GOODS				171,439	0.22

		TOTAL CORPORATE BONDS
		(Cost $31,460,100)		31,686,058	41.13

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
$500,000		5.375%, 07/18/11	Aaa	510,559	0.66
		Federal Home Loan Mortgage Corp (FHLMC)
1,500,000		4.000%, 09/15/19	Aaa	1,378,319	1.79
5,000,000		5.125%, 10/24/07	Aaa	4,996,820	6.49
1,200,000		5.125%, 10/18/16	Aaa	1,210,629	1.57
		Federal National Mortgage Association (FNMA)
1,350,000		5.000%, 09/15/08	Aaa	1,351,007	1.75
		Other		956,427	1.24

				10,403,761	13.50

FOREIGN GOVERNMENT BONDS
		Hypothekenbank in Essen AG.
2,000,000	g	5.000%, 01/20/12	Aaa	2,005,004	2.60
		Province of Quebec Canada
1,500,000		5.750%, 02/15/09	Aa2	1,522,407	1.98
		Other		1,466,111	1.90

				4,993,522	6.48

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
400,000	j	5.810%, 03/01/37		404,345	0.53
		Federal Home Loan Mortgage Corp Gold (FGLMC)
847,109		4.500%, 09/01/20		820,241	1.07
815,536		5.000%, 10/01/20		804,626	1.04
1,754,568	d	5.500%, 10/01/20		1,758,884	2.28
675,461		4.500%, 06/01/21		654,037	0.85
1,776,938		4.500%, 07/01/20		1,720,578	2.23
		Federal National Mortgage Association (FNMA)
464,732	*	5.969%, 07/01/36		471,184	0.61
3,553,927		5.000%, 10/01/35		3,437,099	4.46
345,821		5.500%, 04/01/35		342,788	0.45
3,473,586		5.500%, 07/01/33		3,445,124	4.47
3,191,403	d	6.000%, 04/01/36		3,215,125	4.17
857,365		6.500%, 04/01/36		874,621	1.14
		Other		2,802,138	3.64

				20,750,790	26.94

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES
	United States Treasury Bond
$1,400,000	5.250%, 02/15/29	$1,463,014	1.90%
904,000	4.750%, 02/15/37	890,865	1.16
	United States Treasury Note
945,000	4.625%, 02/15/17	943,526	1.22
750,000	4.625%, 09/30/08	748,830	0.97
1,814,000	4.625%, 12/31/11	1,820,186	2.36
480,000	4.750%, 01/31/12	484,282	0.63
	United States Treasury Strip
2,000,000	j 0.000%, 08/15/27	733,200	0.95
	Other	336,315	0.44

		7,420,218	9.63

	TOTAL GOVERNMENT BONDS
	(Cost $43,259,878)	43,568,291	56.55

	TOTAL BONDS
	(Cost $74,719,978)	75,254,349	97.68

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS		105,000	0.14

	TOTAL PREFERRED STOCKS
	(Cost $100,000)	105,000	0.14

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
620,000	4.900%, 04/02/07	619,747	0.80

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
4,268,798	State Street Navigator Securities Lending
	Prime Portfolio	4,268,798	5.54

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,888,712)	4,888,545	6.34

	TOTAL PORTFOLIO
	(Cost $79,708,690)	80,247,894	104.16
	OTHER ASSETS & LIABILITIES, NET	(3,204,290)	(4.16)

	NET ASSETS	$77,043,604	100.00%

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $2,005,004 or 2.60% of net assets.

i	Floating rate or variable rate securities reflect the rate at March 31, 2007.

j	Zero coupon.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfoio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHORT-TERM BOND FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

CORPORATE BONDS

ASSET BACKED
		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)
$1,000,000		5.640%, 09/06/13	Aaa	$1,015,589	1.17%
		Capital One Auto Finance Trust
		Series 2007-A (Class A3A)
1,000,000		5.250%, 08/15/11	Aaa	1,003,448	1.16
		Centex Home Equity
		Series 2002-A (Class AF6)
317,086		5.540%, 01/25/32	Aaa	315,914	0.37
		CIT Group Home Equity Loan Trust
		Series 2002-2 (Class MF2)
411,535	i	6.390%, 12/25/30	A3	407,950	0.47
		Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)
3,000,000	i	5.706%, 07/25/36	Aaa	3,011,253	3.47
		Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)
1,000,000	i	5.781%, 01/25/35	Aaa	1,007,072	1.16
		Household Automotive Trust
		Series 2006-2 (Class A3)
500,000		5.610%, 08/17/11	Aaa	503,373	0.58
		JPMorgan Auto Receivables Trust
		Series 2007-A (Class A3)
250,000		5.190%, 02/15/11	Aaa	250,794	0.29
		Marriott Vacation Club Owner Trust
		Series 2006-1A (Class A)
702,514	g	5.737%, 04/20/28	Aaa	713,420	0.82
		Renaissance Home Equity Loan Trust
		Series 2006-3 (Class AF3)
500,000	i	5.586%, 11/25/36	Aaa	500,744	0.58
		Residential Funding Mortgage
		Securities II, Inc Series 2006-H12 (Class A3)
1,000,000		5.790%, 02/25/36	Aaa	1,005,841	1.16
		Residential Funding Mortgage
		Securities II, Inc Series 2006-HI3 (Class A2)
1,000,000		5.950%, 02/25/36	Aaa	1,004,249	1.16
		Sierra Receivables Funding Co
		Series 2006-1A (Class A1)
321,509	g,v	5.840%, 05/20/18	Aaa	325,199	0.38
		Other		323,405	0.37

				11,388,251	13.14

CHEMICALS AND ALLIED PRODUCTS				396,223	0.46

COMMUNICATIONS
		Alamosa Delaware, Inc
500,000		8.500%, 01/31/12	Baa3	528,260	0.61
		Other		282,548	0.32

				810,808	0.93

DEPOSITORY INSTITUTIONS
		Citigroup, Inc
1,000,000	e	5.250%, 02/27/12	Aa1	1,004,053	1.16
		Washington Mutual, Inc
250,000	e	5.500%, 08/24/11	A2	251,105	0.29
		Wells Fargo & Co
1,150,000	e	4.875%, 01/12/11	Aa1	1,142,900	1.32

Principal		Issuer	Rating†	Value	% of net assets

DEPOSITORY INSTITUTIONS—continued
		Other		$1,547,629	1.78%

				3,945,687	4.55

EATING AND DRINKING PLACES				125,616	0.14

ELECTRIC, GAS, AND SANITARY SERVICES
		Duke Energy Corp
$475,000	e	3.750%, 03/05/08	A2	468,609	0.54
		Ohio Power Co
250,000		5.300%, 11/01/10	A3	251,491	0.29
		Other		875,297	1.01

				1,595,397	1.84

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				174,965	0.20

FOOD AND KINDRED PRODUCTS				344,595	0.40

FOOD STORES				250,124	0.29

GENERAL MERCHANDISE STORES				618,430	0.71

HOLDING AND OTHER INVESTMENT OFFICES				126,874	0.15

INDUSTRIAL MACHINERY AND EQUIPMENT
		Hewlett-Packard Co
250,000		5.250%, 03/01/12	A2	251,013	0.29
		Stanley Works
500,000		5.000%, 03/15/10	A2	498,532	0.57

				749,545	0.86

INSURANCE CARRIERS
		UnitedHealth Group, Inc
350,000		5.250%, 03/15/11	A3	351,052	0.41
		Other		124,250	0.14

				475,302	0.55

MOTION PICTURES				102,337	0.12

NONDEPOSITORY INSTITUTIONS
		HSBC Finance Corp
500,000		5.700%, 06/01/11	Aa3	507,456	0.59
		USB Realty Corp
400,000	g,i	6.091%, 12/30/49	A1	402,283	0.46
		Other		1,623,412	1.87

				2,533,151	2.92

OIL AND GAS EXTRACTION				222,535	0.26

OTHER MORTGAGE BACKED SECURITIES
		Saxon Asset Securities Trust
		Series 2002-2 (Class AF6)
500,000	i	5.620%, 11/25/30	Aaa	498,157	0.58
		Other		434,742	0.50

				932,899	1.08

PIPELINES, EXCEPT NATURAL GAS				619,288	0.71

SECURITY AND COMMODITY BROKERS				666,643	0.77

TRANSPORTATION BY AIR				100,452	0.12

114	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SHORT-TERM BOND FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

TRANSPORTATION EQUIPMENT				$345,831	0.40%

		TOTAL CORPORATE BONDS
		(Cost $26,390,508)		$26,524,953	30.60%

GOVERNMENT BONDS

AGENCY SECURITIES

		Federal Farm Credit Bank (FFCB)
$1,000,000		5.375%, 07/18/11	Aaa	1,021,117	1.18
		Federal Home Loan Bank (FHLB)
1,000,000		5.375%, 08/19/11	Aaa	1,021,123	1.18
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		5.125%, 10/24/07	Aaa	4,996,820	5.76
1,000,000		4.750%, 11/03/09	Aaa	998,788	1.15
4,000,000		4.875%, 02/09/10	Aaa	4,008,333	4.62
900,000		5.250%, 07/18/11	Aaa	914,515	1.05
		Federal National Mortgage Association (FNMA)
4,250,000		5.000%, 09/15/08	Aaa	4,253,170	4.91
2,000,000		4.625%, 12/15/09	Aaa	1,991,042	2.30
3,000,000		7.125%, 06/15/10	Aaa	3,204,845	3.70
		Private Export Funding Corp
1,000,000		7.200%, 01/15/10	Aaa	1,060,557	1.22
2,000,000		4.900%, 12/15/11	Aaa	2,003,384	2.31
		Other		642,210	0.74

				26,115,904	30.12

FOREIGN GOVERNMENT BONDS

		Eksportfinans A/S
300,000		5.000%, 02/14/12	Aaa	301,843	0.35
		International Finance Corp
500,000		5.125%, 05/02/11	Aaa	505,875	0.58
		Kreditanstalt fuer Wiederaufbau
300,000	e	5.250%, 05/19/09	Aaa	302,842	0.35
		Province of Manitoba Canada
250,000		5.000%, 02/15/12	Aa1	251,335	0.29
		Other		101,529	0.12

				1,463,424	1.69

MUNICIPAL BONDS

		Grand Prairie Sports Facilities
500,000		7.130%, 09/15/18	Aaa	504,285	0.58

				504,285	0.58

U.S. TREASURY SECURITIES
		United States Treasury Note
12,000,000		4.625%, 03/31/08		11,967,600	13.81
1,000,000		5.125%, 06/30/08		1,003,660	1.16
2,250,000		4.875%, 10/31/08		2,254,950	2.60
2,000,000		4.750%, 02/15/10		2,011,560	2.32
2,500,000		4.500%, 11/30/11		2,496,100	2.88
6,941,000		4.625%, 12/31/11		6,964,669	8.03
2,800,000		4.750%, 01/31/12		2,824,976	3.26
		Other		220,368	0.25

				29,743,883	34.31

Principal	Issuer	Value	% of net assets

	TOTAL GOVERNMENT BONDS
	(Cost $57,628,426)	$57,827,496	66.70%

	TOTAL BONDS
	(Cost $84,018,934)	84,352,449	97.30

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$1,390,000	4.900%, 04/02/07	1,389,432	1.60

		1,389,432	1.60

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
4,572,541	State Street Navigator Securities Lending
	Prime Portfolio	4,572,541	5.28

		4,572,541	5.28

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,962,348)	5,961,973	6.88

	TOTAL PORTFOLIO
	(Cost $89,981,282)	90,314,422	104.18
	OTHER ASSETS & LIABILITIES, NET	(3,621,501)	(4.18)

	NET ASSETS	$86,692,921	100.00%

†	As provided by Moody’s Investors Service (unaudited).

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $1,440,907 or 1.66% of net assets.

i	Floating rate or variable rate securities reflect the rate at March 31, 2007.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

HIGH-YIELD FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES
		Speedway Motorsports, Inc
$750,000		6.750%, 06/01/13	Ba2	$744,375	0.79%
		Other		1,078,071	1.15

				1,822,446	1.94

APPAREL AND OTHER TEXTILE PRODUCTS				352,920	0.38

AUTO REPAIR, SERVICES AND PARKING
		Keystone Automotive Operations, Inc
775,000		9.750%, 11/01/13	Caa1	753,688	0.81
		Other		987,985	1.05

				1,741,673	1.86

AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,262,838	1.35

BUSINESS SERVICES
		Lamar Media Corp
878,000		7.250%, 01/01/13	Ba3	888,975	0.95
		Other		1,870,548	2.00

				2,759,523	2.95

CHEMICALS AND ALLIED PRODUCTS
		BCP Crystal US Holdings Corp
500,000		9.625%, 06/15/14	B2	567,960	0.61
		Chemtura Corp
630,000		6.875%, 06/01/16	Ba1	609,525	0.65
		Ineos Group Holdings plc
1,047,000	g	8.500%, 02/15/16	B2	1,002,503	1.07
		Reichhold Industries, Inc
770,000	g	9.000%, 08/15/14	B2	789,250	0.84
		Other		1,994,062	2.13

				4,963,300	5.30

COAL MINING
		Arch Western Finance LLC
950,000		6.750%, 07/01/13	B1	934,563	1.00
		Griffin Coal Mining Co Pty Ltd
1,064,000	g	9.500%, 12/01/16	Ba2	1,122,520	1.20
		Other		761,875	0.81

				2,818,958	3.01

COMMUNICATIONS
		Allbritton Communications Co
1,500,000		7.750%, 12/15/12	B1	1,537,500	1.64
		Citizens Communications Co
800,000		9.000%, 08/15/31	Ba2	876,000	0.93
		Intelsat Bermuda Ltd
678,000	g	11.250%, 06/15/16	Caa1	769,530	0.82
		Qwest Communications International, Inc
850,000		7.250%, 02/15/11	Ba3	870,188	0.93
		Other		4,437,282	4.74

		TOTAL COMMUNICATIONS		8,490,500	9.06

EATING AND DRINKING PLACES				226,720	0.24

Principal		Issuer	Rating†	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES

		Dynegy Holdings, Inc
$600,000	e	8.750%, 02/15/12	B2	$637,500	0.68%
		Edison Mission Energy
600,000		7.500%, 06/15/13	B1	619,500	0.66
		El Paso Performance-Linked Trust
560,000	e,g	7.750%, 07/15/11	Ba3	595,700	0.64
		Mirant North America LLC
625,000		7.375%, 12/31/13	B2	640,625	0.68
		Other		4,462,767	4.76

				6,956,092	7.42

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
		Freescale Semiconductor, Inc
1,425,000	e,g	10.125%, 12/15/16	B2	1,428,563	1.53
		Freescale Semiconductor, Inc
561,000	g	9.125%, 12/15/14	B1	556,793	0.59
		Other		148,163	0.16

				2,133,519	2.28

FABRICATED METAL PRODUCTS				641,094	0.68

FOOD STORES
		Stater Brothers Holdings
1,125,000		8.125%, 06/15/12	B1	1,158,750	1.24

				1,158,750	1.24

FURNITURE AND HOME FURNISHINGS STORES
		GSC Holdings Corp
600,000		8.000%, 10/01/12	B1	636,000	0.68

				636,000	0.68

HEALTH SERVICES
		DaVita, Inc
750,000	e	6.625%, 03/15/13	B1	750,000	0.80
		HCA, Inc
1,140,000	g	9.125%, 11/15/14	B2	1,218,375	1.30
		Other		481,813	0.51

				2,450,188	2.61

HOLDING AND OTHER INVESTMENT OFFICES
		Sungard Data Systems, Inc
750,000		9.125%, 08/15/13	Caa1	804,375	0.86
		Susser Holdings LLC
496,000		10.625%, 12/15/13	B2	541,260	0.58
		Other		327,375	0.35

				1,673,010	1.79

HOTELS AND OTHER LODGING PLACES
		Seminole Hard Rock Entertainment, Inc
2,000,000		7.848%, 03/15/14	B1	2,040,000	2.18
		Other		817,500	0.87

				2,857,500	3.05

INDUSTRIAL MACHINERY AND EQUIPMENT
		Scientific Games Corp
916,000		6.250%, 12/15/12	Ba3	897,680	0.96

				897,680	0.96

116	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

HIGH-YIELD FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

INSURANCE CARRIERS				$426,120	0.45%

JUSTICE, PUBLIC ORDER AND SAFETY				555,250	0.59

LEGAL SERVICES				977,600	1.04

METAL MINING
		Freeport-McMoRan Copper & Gold, Inc
$840,000		8.250%, 04/01/15	Ba3	904,050	0.97
		Other		459,531	0.49

				1,363,581	1.46

MISCELLANEOUS RETAIL
		Couche-Tard US LP
1,066,000		7.500%, 12/15/13	Ba2	1,095,315	1.17
		Sally Holdings LLC
681,000	g	9.250%, 11/15/14	B2	699,728	0.74
		Other		1,546,250	1.66

		TOTAL MISCELLANEOUS RETAIL		3,341,293	3.57

NONDEPOSITORY INSTITUTIONS				1,862,582	1.99

OIL AND GAS EXTRACTION
		Chesapeake Energy Corp
875,000		6.875%, 11/15/20	Ba2	870,625	0.93
		Complete Production Services, Inc
1,000,000	e,g	8.000%, 12/15/16	B2	1,025,000	1.09
		Denbury Resources, Inc
780,000		7.500%, 04/01/13	B1	787,800	0.84
		Plains Exploration & Production Co
750,000	e	7.000%, 03/15/17	Ba3	753,750	0.80
		Sabine Pass LNG LP
1,025,000	g	7.250%, 11/30/13	Ba3	1,032,688	1.10
		Other		3,414,614	3.65

				7,884,477	8.41

PAPER AND ALLIED PRODUCTS
		Cenveo Corp
1,030,000		7.875%, 12/01/13	B3	1,009,400	1.08
		Newpage Corp
874,000	e	12.000%, 05/01/13	B3	948,290	1.01
		Other		2,567,706	2.74

				4,525,396	4.83

PERSONAL SERVICES				510,000	0.54

PETROLEUM AND COAL PRODUCTS
		Lyondell Chemical Co
1,126,000		8.000%, 09/15/14	B1	1,179,485	1.26
		Other		260,625	0.28

				1,440,110	1.54

PRIMARY METAL INDUSTRIES
		General Cable Corp
584,000		7.125%, 04/01/17	B1	587,650	0.63
		Other		1,040,208	1.11

		TOTAL PRIMARY METAL INDUSTRIES		1,627,858	1.74

Principal		Issuer	Rating†	Value	% of net assets

PRINTING AND PUBLISHING
		Idearc, Inc
$804,000	g	8.000%, 11/15/16	B2	$827,115	0.88%
		Morris Publishing Group LLC
1,145,000		7.000%, 08/01/13	B1	1,093,475	1.17
		RH Donnelley Corp
760,000		8.875%, 01/15/16	B3	807,500	0.86
		Other		2,089,707	2.23

				4,817,797	5.14

SECURITY AND COMMODITY BROKERS				209,000	0.22

SOCIAL SERVICES				194,535	0.21

STONE, CLAY, AND GLASS PRODUCTS				655,313	0.70

TRANSPORTATION EQUIPMENT
		TRW Automotive, Inc
1,000,000		7.000%, 03/15/14	Ba3	980,000	1.05
		Bombardier, Inc
706,000	g	6.750%, 05/01/13	Ba2	702,470	0.75
		General Motors Corp
620,000	e	8.375%, 07/15/33	Caa1	556,450	0.59
		Other		1,990,391	2.12

		TOTAL TRANSPORTATION EQUIPMENT		4,229,311	4.51

TRANSPORTATION SERVICES				448,875	0.48

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
1,021,000		7.750%, 07/15/14	B1	1,036,315	1.11

				1,036,315	1.11

WHOLESALE TRADE-DURABLE GOODS
		Baker & Taylor, Inc
620,000	g	11.500%, 07/01/13	B2	644,800	0.69
		Ryerson, Inc
1,025,000		8.250%, 12/15/11	B3	1,035,250	1.11
		Other		1,319,734	1.40

				2,999,784	3.20

WHOLESALE TRADE-NONDURABLE GOODS				738,200	0.79

		TOTAL CORPORATE BONDS
		(Cost $82,270,729)		83,686,108	89.32

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
8,030,000		4.900%, 04/02/07		8,026,721	8.57

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
		State Street Navigator Securities Lending
20,271,562		Prime Portfolio		20,271,562	21.63

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $28,300,447)		28,298,283	30.20

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	117

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

HIGH-YIELD FUND II ▪ MARCH 31, 2007

	Value	% of net assets

TOTAL PORTFOLIO
(Cost $110,571,176)	$111,984,391	119.52%
OTHER ASSETS & LIABILITIES, NET	(18,286,605)	(19.52)

NET ASSETS	$93,697,786	100.00%

†	As provided by Moody’s Investors Service (unaudited).

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.At March 31, 2007, the value of these securities amounted to $12,415,035 or 13.25% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

118	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT BOND FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALASKA
		Alaska Railroad Corp
$1,460,000		5.250%, 08/01/16	Aaa	$1,615,169	2.66%
		Northern TOB Securitization Corp
1,000,000		4.625%, 06/01/23	Baa3	991,500	1.63

				2,606,669	4.29

ARIZONA
		Arizona Health Facilities Authority
625,000		5.625%, 12/01/15	Aaa	672,344	1.11

				672,344	1.11

ARKANSAS				37,465	0.06

CALIFORNIA
		California Statewide Communities
		Development Authority Mandatory
		Put 10/01/16
345,000	*	4.250%, 11/01/33	Aaa	355,119	0.58
		State of California
625,000		5.250%, 11/01/18	A1	673,875	1.11
		State of California
500,000		5.000%, 09/01/16	A1	541,310	0.89

				1,570,304	2.58

DISTRICT OF COLUMBIA
		District of Columbia, COP
885,000		5.250%, 01/01/14	Aaa	958,995	1.58

				958,995	1.58

FLORIDA
		Charlotte County Florida Utility Revenue
1,150,000		5.000%, 10/01/14	Aaa	1,241,575	2.04
		Florida State Board of Education
		Lottery Revenue
2,000,000		5.000%, 07/01/14	Aaa	2,154,520	3.55
		Orange County Health Facilities
1,440,000	a	Authority, ETM 6.250%, 10/01/10	Aaa	1,563,178	2.57
		Other		109,493	0.18

				5,068,766	8.34

GEORGIA
		Atlanta Georgia Water & Waste
270,000		Water Revenue 5.500%, 11/01/10	Aaa	285,571	0.47
		Other		112,356	0.18

				397,927	0.65

ILLINOIS
		Chicago Illinois GO
1,000,000		5.000%, 12/01/15	Aaa	1,084,710	1.79
		Other		163,277	0.26

				1,247,987	2.05

Principal		Issuer	Rating†	Value	% of net assets

INDIANA
		Hammond Multi-School Building Corp,
		First Mortgage
$1,620,000		5.000%, 07/15/17	Aaa	$1,765,346	2.91%
		Indiana State Finance Authority Revenue
900,000		5.000%, 02/01/15	Aaa	970,569	1.59

				2,735,915	4.50

KENTUCKY				83,863	0.14

MARYLAND
		Maryland State GO
1,900,000		5.250%, 03/01/15	Aaa	2,100,260	3.46

				2,100,260	3.46

MASSACHUSETTS
		Massachusetts St Water Pollution Abatement
1,900,000		5.000%, 08/01/16	Aaa	2,071,285	3.41

				2,071,285	3.41

MICHIGAN
		Detroit Water Supply System
1,000,000		5.000%, 07/01/14	Aaa	1,079,230	1.78
		Michigan State Transportation Revenue
800,000		5.250%, 05/15/18	Aaa	894,320	1.47
		Michigan State Trunk Line
2,000,000		5.500%, 11/01/16	Aa3	2,255,300	3.71

				4,228,850	6.96

MISSOURI
		Missouri State Board of Public Buildings
1,725,000		5.000%, 10/01/16	Aa1	1,887,219	3.11
		Missouri State Health & Educational
		Facilities Authority, BJC Heakth Project, ETM
1,250,000	a	6.750%, 05/15/13	#Aaa	1,456,838	2.39

				3,344,057	5.50

NEW JERSEY
		New Jersey Economic Development Authority
450,000		5.250%, 09/01/14	Aaa	493,295	0.81
		New Jersey Transportation Trust Fund Authority
1,000,000		5.250%, 12/15/19	A1	1,113,940	1.83
		Other		181,974	0.30

				1,789,209	2.94

NEVADA
		Nevada GO
1,410,000		5.000%, 03/01/15	Aaa	1,525,592	2.51

				1,525,592	2.51

NEW YORK
		Hudson Yards Infrastructure Corp
300,000		4.500%, 02/15/47	Aaa	295,604	0.49
		Lackawanna Housing Authority
195,000		5.000%, 09/01/16	NR	204,233	0.34
		Metropolitan Transportation Authority
500,000		5.125%, 07/01/13	Aaa	506,885	0.83

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	119

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

TAX-EXEMPT BOND FUND II ▪ MARCH 31, 2007

Principal		Issuer	Rating†	Value	% of net assets

NEW YORK—continued
		New York State Environmental Facilities Corp
$1,500,000		5.250%, 06/15/15	Aaa	$1,661,910	2.73%
1,000,000		5.250%, 12/15/18	Aaa	1,129,790	1.86
		Other		193,784	0.32

				3,992,206	6.57

OHIO
		Medina County Library District GO
2,015,000		5.250%, 12/01/19	Aaa	2,174,286	3.58
		Ohio State GO
1,400,000		5.000%, 06/15/14	Aa1	1,510,334	2.49
		State of Ohio
1,000,000		5.000%, 11/01/16	Aa1	1,089,670	1.79

				4,774,290	7.86

OREGON
		Oregon State Department of Administrative
		Services, COP
1,850,000		5.250%, 05/01/17	Aaa	1,977,114	3.25

				1,977,114	3.25

PENNSYLVANIA
		Delaware Valley Regional Finance Authority
2,000,000		5.500%, 07/01/12	Aa3	2,169,000	3.57
		Pittsburgh City GO
815,000		5.000%, 09/01/13	Aaa	872,050	1.44
		State of Pennsylvania GO
1,000,000		5.375%, 07/01/17	Aa2	1,121,700	1.85
		Other		226,480	0.36

				4,389,230	7.22

PUERTO RICO
		Puerto Rico Commonwealth
2,015,000		5.500%, 07/01/15	Baa3	2,220,832	3.65
		Puerto Rico Public Finance Corp
250,000		5.750%, 08/01/27	Ba1	267,875	0.45

				2,488,707	4.10

TENNESSEE
		Tennessee Energy Acquisition Corp
2,500,000		5.000%, 09/01/16	Aa3	2,674,075	4.40
		Other		102,455	0.17

				2,776,530	4.57

TEXAS
		Alliance Airport Authority, Federal Express
1,250,000		Project, AMT 4.850%, 04/01/21	Baa2	1,272,800	2.09
		Northwest Independent School District
500,000	h	5.000%, 02/15/16	Aaa	541,249	0.89
		San Felipe-Del Rio Consolidated
		Independent School District
800,000	a	5.500%, 08/15/19	Aaa	846,416	1.39
		Texas Public Building Authority
390,000		7.125%, 08/01/11	Aaa	424,246	0.71

				3,084,711	5.08

Principal		Issuer	Rating†	Value	% of net assets

VIRGINIA
		Fairfax County Economic Development
		Authority
$780,000		5.000%, 05/15/16	Aa1	$847,743	1.40%

				847,743	1.40

WASHINGTON
		Washington Economic Development
		Finance Authority
1,000,000		5.000%, 06/01/16	Aaa	1,083,980	1.79
		Washington State GO
2,000,000		5.000%, 07/01/18	Aaa	2,146,380	3.53

				3,230,360	5.32

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $57,341,022)		58,000,379	95.45

SHORT-TERM MUNICIPAL BONDS

NEW YORK
		Jay Street Development Corp
600,000	*	3.708%, 05/01/20	Aaa/VING1	600,000	0.99
		New York City New York GO
400,000	*	3.748%, 08/01/20	Aaa/VMIG1	400,000	0.66
		New York City Transitional Finance
		Authority
730,000	*	3.748%, 08/01/31	Aa1/VMIG1	730,000	1.20
		Other		170,000	0.28

				1,900,000	3.13

WYOMING
		Lincoln County
270,000	*	3.708%, 11/01/14	Aaa/P1	270,000	0.44

				270,000	0.44

		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $2,170,000)		2,170,000	3.57

		TOTAL PORTFOLIO
		(Cost $59,511,022)		60,170,379	99.02
		OTHER ASSETS AND LIABILITIES, NET		594,812	0.98

		NET ASSETS		$60,765,191	100.00%

†	As provided by Moody’s Investors Service (unaudited).

*	Variable Rate Demand Note (VRDN)

a	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

h	These securities were purchased on a delayed delivery basis.

ABBREVIATION:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

ETM - Escrowed to Maturity

GO - General Obligation

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

120	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

INFLATION-LINKED BOND FUND ▪ MARCH 31, 2007

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	k	United States Treasury Inflation Indexed Bonds
$20,356,854		3.875%, 01/15/09	$21,104,358	4.59%
14,965,113		4.250%, 01/15/10	15,921,534	3.45
35,400,195		0.875%, 04/15/10	34,246,857	7.44
15,105,997		3.500%, 01/15/11	15,955,559	3.47
22,382,334		2.375%, 04/15/11	22,684,944	4.93
8,172,692		3.375%. 01/15/12	8,675,804	1.88
28,124,957		3.000%, 07/15/12	29,497,736	6.41
26,216,298		1.875%, 07/15/13	25,894,887	5.63
27,422,591		2.000%, 01/15/14	27,171,949	5.90
25,034,199		2.000%, 07/15/14	24,807,390	5.39
25,015,290		1.625%, 01/15/15	24,030,188	5.22
21,539,287		1.875%, 07/15/15	21,070,162	4.58
21,302,449		2.000%, 01/15/16	20,989,729	4.56
20,640,332		2.500%, 07/15/16	21,192,048	4.61
11,090,087		2.375%, 01/15/17	11,261,651	2.45
33,425,461		2.375%, 01/15/25	33,686,514	7.32
22,485,352		2.000%, 01/15/26	21,396,162	4.65
7,854,391		2.375%, 01/15/27	7,930,501	1.72
22,130,428		3.625%, 04/15/28	26,985,402	5.86
26,193,140		3.875%, 04/15/29	33,300,388	7.24
7,405,987		3.375%, 04/15/32	9,049,155	1.97

			456,852,918	99.27

		TOTAL GOVERNMENT BONDS
		(Cost $459,367,418)	456,852,918	99.27

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$190,000	4.900%, 04/02/07	$189,922	0.04%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $189,974)	189,922	0.04

	TOTAL PORTFOLIO
	(Cost $459,557,392)	457,042,840	99.31
	OTHER ASSETS & LIABILITIES, NET	3,193,158	0.69

	NET ASSETS	$460,235,998	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	121

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND ▪ MARCH 31, 2007

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANK NOTES			$3,154,715	0.67%

CERTIFICATES OF DEPOSIT
		Abbey National plc
$7,500,000		5.300–5.310%, 05/15/07–06/06/07	7,500,126	1.58
		Dexia Bank
7,000,000		5.295–5.300%, 04/30/07–05/09/07	7,000,068	1.47
		Other	11,510,067	2.42

			26,010,261	5.47

COMMERCIAL PAPER
		Abbott Laboratories
9,565,000	c	5.230–5.240%, 04/03/07–04/18/07	9,558,101	2.01
		American Honda Finance Corp
12,320,000		5.220–5.230%, 04/25/07–05/24/07	12,247,588	2.58
		Barclays U.S. Funding Corp
8,925,000		5.215–5.250%, 05/14/07–06/25/07	8,838,395	1.86
		Beta Finance, Inc
7,455,000	c	5.220–5.230%, 06/08/07–06/12/07	7,378,150	1.55
		BMW US Capital Corp
10,843,000	c	5.215–5.220%, 04/25/07–05/17/07	10,780,272	2.27
		Caterpillar Financial Services Corp
4,630,000		5.240%, 06/06/07	4,585,521	0.96
		CC (USA), Inc
8,580,000	c	5.205–5.260%, 04/24/07–06/07/07	8,521,694	1.79
		Ciesco LP
5,000,000	c	5.250%, 04/16/07	4,989,295	1.05
		Colgate-Palmolive Co
4,470,000	c	5.230%, 04/13/07	4,462,207	0.94
		Corporate Asset Funding Corp, Inc
12,015,000	c	5.240–5.260%, 04/17/07–05/01/07	11,970,561	2.52
		Danske Corp
8,230,000	c	5.160–5.235%, 04/09/07–08/01/07	8,173,909	1.72
		Dorada Finance, Inc
12,595,000	c	5.245–5.250%, 05/03/07–05/09/07	12,530,579	2.63
		Edison Asset Securitization LLC
6,505,000	c	5.230–5.240%, 05/02/07–06/01/07	6,453,828	1.36
		Fairway Finance Corp
9,991,000	c	5.180–5.245%, 04/13/07–05/16/07	9,946,550	2.09
		General Electric Capital Corp
5,000,000		5.220–5.230%, 04/18/07–05/15/07	4,979,752	1.05
		Goldman Sachs Group LP
4,650,000		5.260%, 05/23/07	4,614,670	0.97
		Govco, Inc
9,950,000	c	5.170–5.255%, 04/17/07–07/02/07	9,905,476	2.08
		Grampian Funding LLC
8,180,000	c	5.190–5.260%, 05/15/07–08/15/07	8,066,164	1.70
		Greenwich Capital Holdings, Inc
12,135,000		5.180–5.245%, 04/02/07–07/26/07	12,012,249	2.53
		Greyhawk Funding LLC
5,487,000	c	5.215–5.250%, 05/23/07–08/13/07	5,439,630	1.14
		Harley-Davidson Funding Corp
11,590,000	c	5.200–5.220%, 04/10/07–06/05/07	11,542,838	2.43
		HBOS Treasury Services plc
11,449,000		5.220–5.250%, 04/10/07–06/14/07	11,390,598	2.40

Principal		Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
		ING Finance
$9,201,000		5.215–5.245%, 04/19/07–06/06/07	$9,162,922	1.93%
		Johnson & Johnson
12,940,000	c	5.175–5.205%, 05/31/07–06/19/07	12,809,395	2.69
		JPMorgan Chase Bank NA
6,500,000		5.240%, 04/24/07	6,478,352	1.36
		Kitty Hawk Funding Corp
6,468,000	c	5.220–5.240%, 04/16/07–06/15/07	6,427,847	1.35
		Links Finance LLC
6,000,000	c	5.190–5.230%, 06/18/07–08/28/07	5,901,915	1.24
		McGraw-Hill Cos, Inc
8,619,000		5.230–5.235%, 04/19/07–04/20/07	8,595,935	1.81
		Paccar Financial Corp
12,925,000	c	5.220–5.230%, 04/04/07–05/10/07	12,898,333	2.71
		Park Avenue Receivables Corp
7,415,000	c	5.240–5.280%, 04/12/07–04/27/07	7,400,889	1.56
		Private Export Funding Corp
7,855,000	c	5.170–5.215%, 06/20/07–07/31/07	7,755,331	1.63
		Procter & Gamble International S.C.A.
12,860,000	c	5.210–5.240%, 04/09/07–06/13/07	12,784,361	2.69
		Ranger Funding Co LLC
12,140,000	c	5.230–5.270%, 04/16/07–06/11/07	12,093,856	2.54
		Scaldis Capital LLC
4,050,000	c	5.190–5.240%, 04/16/07–05/21/07	4,028,731	0.85
		Sheffield Receivables Corp
6,500,000	c	5.240%, 04/20/07	6,482,024	1.36
		Shell International Finance B.V.
5,000,000	c	5.200%, 06/27/07	4,937,842	1.04
		Sigma Finance, Inc
11,755,000	c	5.210–5.240%, 05/02/07–07/16/07	11,664,691	2.45
		Societe Generale North America, Inc
10,335,000		5.210–5.235%, 04/02/07–06/20/07	10,248,828	2.16
		Toyota Motor Credit Corp
10,085,000		5.195–5.235%, 04/24/07–07/05/07	9,989,624	2.10
		UBS Finance, (Delaware), Inc
12,935,000		5.140–5.240%, 04/05/07–08/08/07	12,856,586	2.70
		Wal-Mart Stores, Inc
6,170,000	c	5.180–5.195%, 06/19/07–07/31/07	6,077,273	1.28
		Yorktown Capital LLC
13,008,000	c	5.240–5.255%, 04/02/07–05/03/07	12,970,959	2.73
		Other	31,042,152	6.53

			400,995,873	84.34

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal National Mortgage Association (FNMA)
4,598,000		5.120–5.140%, 04/27/07–07/10/07	4,547,587	0.96
		Other	396,710	0.08

			4,944,297	1.04

122	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND ▪ MARCH 31, 2007

Principal	Issuer	Value	% of net assets

VARIABLE NOTES (i)
	International Business Machines Corp
$5,000,000	5.363%, 06/28/07	$5,000,546	1.05%
	PNC Bank NA
9,000,000	5.135–5.265%, 09/27/07–01/02/08	8,871,582	1.86
	Suntrust Bank
6,405,000	5.265%, 09/27/07	6,404,831	1.35
	US Bank NA
10,160,000	5.255–5.290%, 11/30/07–02/08/08	10,159,699	2.14
	Wells Fargo & Co
4,890,000	5.370%, 03/10/08	4,894,007	1.03
	Other	4,000,506	0.84

		39,331,171	8.27

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $474,436,317)	474,436,317	99.79

	TOTAL PORTFOLIO
	(Cost $474,436,317)	474,436,317	99.79
	OTHER ASSETS & LIABILITIES, NET	999,197	0.21

	NET ASSETS	$475,435,514	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

i	Floating rate or variable rate securities reflects the rate at March 31, 2007.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	123

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

ASSETS
Portfolio investments, at cost	$181,855,143	$227,667,979	$1,247,570,034	$31,670,825	$842,424,278	$317,063,280	$702,890,507	$530,799,465	$299,054,269	$391,492,721	$620,190,303	$933,727,217
Net unrealized appreciation of portfolio investments	6,071,775	30,564,930	231,529,557	1,187,172	66,573,879	42,760,563	89,508,270	33,157,169	13,994,552	45,469,247	206,542,959	133,494,696

Portfolio investments, at value (including securities loaned of $15,201,702, $32,082,871, $111,354,298, $6,394,252, $107,123,583, $65,190,212, $90,587,401, $78,759,348, $16,457,351, $29,812,208, $45,442,874 and $46,228,724, respectively)	187,926,918	258,232,909	1,479,099,591	32,857,997	908,998,157	359,823,843	792,398,777	563,956,634	313,048,821	436,961,968	826,733,262	1,067,221,913
Cash	—	5,669	—	—	—	292,671	—	605,355	8,301	2,663	96,594	6,858
Cash—foreign (cost $—, $10,002, $3,864,244, $4,975, $—, $—, $2,223,402, $—, $—, $—, $— and $—, respectively)	—	10,272	3,902,585	4,976	—	—	2,225,553	—	—	—	—	—
Receivable from securities transactions	3,600,230	7,744,393	5,654,587	848,817	25,053,133	4,098,449	19,193,495	59,531	240	620,090	840,227	6,792
Receivable from Fund shares sold	127,739	661,780	6,109,658	121,564	3,328,182	570,704	6,433,243	1,955,000	546,200	676,795	582,592	2,299,219
Dividends and investment receivable	220,434	410,373	4,278,749	35,812	723,825	186,510	900,927	1,530,250	525,624	534,721	891,842	1,206,711
Due from investment advisor	763	1,257	—	2,029	—	959	—	300	1,168	560	3	—
Reclaims receivable	8,533	12,655	323,193	1,499	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	42,180	—	—	7,216	—

Total assets	191,884,617	267,079,308	1,499,368,363	33,872,694	938,103,297	364,973,136	821,151,995	568,149,250	314,130,354	438,796,797	829,151,736	1,070,741,493

LIABILITIES
Management fees payable	10,805	14,663	550,605	1,762	293,733	117,823	268,512	190,281	9,929	13,449	26,101	34,149
Service agreement fees payable	—	22,753	168,435	1,136	79,291	38,456	96,599	53,761	12,708	16,632	1,047	39,961
Due to affiliates	82,112	140,464	1,008,152	101,785	441,259	376,560	488,393	399,876	122,673	124,640	118,468	209,181
Cash overdrafts	940,714	—	6,864,603	243,124	5,948,353	—	192,767	—	—	—	—	—
Payable for collateral for securities on loan — Note 1	15,201,702	32,082,871	111,354,298	6,394,252	107,123,583	65,190,212	90,587,401	78,759,348	16,457,351	29,812,208	45,442,874	46,228,724
Payable for securities transactions	2,461,433	10,494,000	12,059,174	425,473	22,320,136	3,723,046	28,194,314	7,495,875	336,251	1,785,838	782,592	1,096,821
Payable for Fund shares redeemed	—	406	615,328	46,981	170,429	352,621	329,687	103,854	—	68,457	13,207	10,001
Payable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	404	795	2,481	3,480

Total liabilities	18,696,766	42,755,157	132,620,595	7,214,513	136,376,784	69,798,718	120,157,673	87,002,995	16,939,316	31,822,019	46,386,770	47,622,317

NET ASSETS	$173,187,851	$224,324,151	$1,366,747,768	$26,658,181	$801,726,513	$295,174,418	$700,994,322	$481,146,255	$297,191,038	$406,974,778	$782,764,966	$1,023,119,176

NET ASSETS CONSIST OF:
Paid-in-capital	$316,677,465	$187,075,338	$1,005,041,975	$25,512,017	$673,663,698	$246,244,512	$590,692,104	$427,724,289	$226,121,545	$295,243,570	$577,023,944	$858,547,834
Accumulated undistributed (distributions in excess of) net investment income	468,386	287,154	(1,408,910)	77,922	1,711,592	(3,372,767)	1,101,608	527,380	977,005	2,193,353	3,423,112	4,542,081
Accumulated net realized gain (loss) on total investments	(150,030,366)	6,395,739	131,529,997	(119,048)	59,770,476	9,542,110	19,687,786	19,560,890	56,108,998	64,047,297	(4,327,248)	26,455,010
Accumulated net unrealized appreciation on total investments	6,072,366	30,565,920	231,584,706	1,187,290	66,580,747	42,760,563	89,512,824	33,333,696	13,983,490	45,490,558	206,645,158	133,574,251

NET ASSETS	$173,187,851	$224,324,151	$1,366,747,768	$26,658,181	$801,726,513	$295,174,418	$700,994,322	$481,146,255	$297,191,038	$406,974,778	$782,764,966	$1,023,119,176

INSTITUTIONAL CLASS:
Net assets	$173,187,851	$105,256,677	$505,624,762	$16,151,492	$186,079,877	$40,997,596	$46,180,649	$122,437,267	$235,699,381	$323,599,735	$758,201,308	$830,525,845
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,742,205	11,586,353	36,979,514	1,562,730	11,354,813	2,282,509	2,385,317	7,686,966	19,025,058	20,061,935	71,037,817	51,337,977
Net asset value per share	$7.62	$9.08	$13.67	$10.34	$16.39	$17.96	$19.36	$15.93	$12.39	$16.13	$10.67	$16.18

RETIREMENT CLASS:
Net assets	—	$113,411,556	$820,474,375	$5,581,844	$386,467,289	$185,527,180	$483,033,509	$260,786,887	$61,491,657	$83,375,043	$5,273,642	$192,593,331
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	12,353,980	58,591,124	541,450	23,651,334	10,427,069	25,048,963	16,567,137	4,928,755	5,112,224	487,078	11,948,585
Net asset value per share	—	$9.18	$14.00	$10.31	$16.34	$17.79	$19.28	$15.74	$12.48	$16.31	$10.83	$16.12

RETAIL CLASS:
Net assets	—	$5,655,918	$40,648,631	$4,924,845	$229,179,347	$68,649,642	$171,780,164	$97,922,101	—	—	$19,290,016	—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	520,933	3,942,224	477,327	14,339,350	3,855,796	8,999,212	6,249,934	—	—	1,779,771	—
Net asset value per share	—	$10.86	$10.31	$10.32	$15.98	$17.80	$19.09	$15.67	—	—	$10.84	—

124	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	125

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2007

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II

ASSETS
Portfolio investments, at cost	$60,504,580	$174,274,444	$155,125,863	$125,443,137	$181,015,067	$240,199,813	$505,154,719	$225,992,546	$694,253,944	$29,402,477	$1,562,899,837	$79,708,690
Net unrealized appreciation (depreciation) of portfolio investments	11,991,797	22,355,274	32,178,852	20,822,844	19,912,490	24,454,915	156,334,963	25,879,759	126,162,883	1,081,416	(4,789,037)	539,204

Portfolio investments, at value (including securities loaned of $9,383,641, $29,525,680, $30,689,074, $32,458,633, $43,962,010, $57,781,267, $41,181,261, $—, $20,654,349,$—, $37,081,603 and $4,268,798, respectively)	72,496,377	196,629,718	187,304,715	146,265,981	200,927,557	264,654,728	661,489,682	251,872,305	820,416,827	30,483,893	1,558,110,800	80,247,894
Cash	5,036	3,039	3,772	25,352	9,016	196,604	31,290	7,741	2,128	2,900	—	5,237
Cash—foreign (cost $—, $—, $—, $—, $—,$—, $743,226, $—, $—, $—, $— and $—, respectively)	—	—	—	—	—	—	747,936	—	—	—	—	—
Receivable from securities transactions	84,973	309,104	234,076	908,691	281,737	63,165	—	1,436	—	—	75,881,839	17,960
Receivable from Fund shares sold	195,888	360,736	440,407	185,381	238,135	552,347	3,755,936	943,956	4,296,452	141,389	1,732,554	766,028
Dividends and investment receivable	30,419	238,766	142,481	42,076	242,628	198,256	2,202,425	213,038	2,629,377	—	10,738,593	621,178
Due from investment advisor	3,199	1,440	1,928	1,674	1,570	1,675	513	1,094	19,198	2,534	—	1,569
Reclaims receivable	—	—	—	—	—	—	190,173	—	—	—	—	—
Receivable for variation margin on open futures contracts	680	3,134	3,400	483	2,167	16,103	—	3,406	—	—	—	—

Total assets	72,816,572	197,545,937	188,130,779	147,429,638	201,702,810	265,682,878	668,417,955	253,042,976	827,363,982	30,630,716	1,646,463,786	81,659,866

LIABILITIES
Management fees payable	2,076	5,489	5,131	3,783	5,175	6,801	20,413	31,613	341,276	—	364,046	19,238
Service agreement fees payable	4,412	10,449	11,865	5,043	11,581	9,105	37,485	21,682	70,154	2,176	928	1,096
Due to affiliates	87,251	91,570	135,081	110,469	85,066	94,815	136,519	145,786	530,781	157,490	252,705	94,225
Cash overdrafts	—	—	—	—	—	—	—	—	—	—	12,756	—
Payable for collateral for securities on loan — Note 1	9,383,641	29,525,680	30,689,074	32,458,633	43,962,010	57,781,267	41,181,261	—	20,654,349	—	37,081,603	4,268,798
Payable for securities transactions	467,979	748,207	1,466,422	1,061,192	1,577,536	1,833,512	1,494,123	—	1,620,440	155,000	148,019,790	232,905
Payable for Fund shares redeemed	1,470,714	52,105	113,547	—	9,352	116,506	13,374	9,358	703,492	1,623	24,975	—
Payable for variation margin on open futures contracts	—	—	—	—	—	—	—	2,063	—	—	—	—

Total liabilities	11,416,073	30,433,500	32,421,120	33,639,120	45,650,720	59,842,006	42,883,175	210,502	23,920,492	316,289	185,756,803	4,616,262

NET ASSETS	$61,400,499	$167,112,437	$155,709,659	$113,790,518	$156,052,090	$205,840,872	$625,534,780	$252,832,474	$803,443,490	$30,314,427	$1,460,706,983	$77,043,604

NET ASSETS CONSIST OF:
Paid-in-capital	$48,936,333	$142,855,352	$121,719,360	$91,338,798	$134,616,444	$160,799,901	$467,325,684	$205,947,836	$654,858,070	$29,241,240	$1,482,760,135	$76,328,244
Accumulated undistributed (distributions in excess of) net investment income	147,734	753,336	506,550	90,463	550,457	459,501	1,571,853	942,863	(8,892,851)	1,716	(58,182)	4,673
Accumulated net realized gain (loss) on total investments	317,144	1,121,559	1,285,564	1,538,413	972,699	20,075,415	273,214	19,996,058	31,315,388	(9,945)	(17,205,933)	171,483
Accumulated net unrealized appreciation (depreciation) on total investments	11,999,288	22,382,190	32,198,185	20,822,844	19,912,490	24,506,055	156,364,029	25,945,717	126,162,883	1,081,416	(4,789,037)	539,204

NET ASSETS	$61,400,499	$167,112,437	$155,709,659	$113,790,518	$156,052,090	$205,840,872	$625,534,780	$252,832,474	$803,443,490	$30,314,427	$1,460,706,983	$77,043,604

INSTITUTIONAL CLASS:
Net assets	$40,822,611	$114,282,278	$96,778,185	$89,113,370	$99,327,101	$160,556,118	$435,943,797	$109,685,552	$241,329,162	$2,208,519	$1,453,266,760	$64,014,498
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,733,529	6,570,902	5,277,155	6,058,726	6,872,929	10,196,818	20,173,218	9,496,640	14,844,855	211,124	145,663,306	6,331,585
Net asset value per share	$14.93	$17.39	$18.34	$14.71	$14.45	$15.75	$21.61	$11.55	$16.26	$10.46	$9.98	$10.11

RETIREMENT CLASS:
Net assets	$20,577,888	$52,830,159	$58,931,474	$24,677,148	$56,724,989	$45,284,754	$189,590,983	$105,459,439	$332,462,179	$10,506,970	$4,725,012	$5,927,056
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,384,330	2,999,204	3,188,640	1,569,333	3,870,613	2,867,675	8,634,322	9,032,262	20,013,988	1,004,338	466,205	585,469
Net asset value per share	$14.86	$17.61	$18.48	$15.72	$14.66	$15.79	$21.96	$11.68	$16.61	$10.46	$10.14	$10.12

RETAIL CLASS:
Net assets	—	—	—	—	—	—	—	$37,687,483	$229,652,149	$17,598,938	$2,715,211	$7,102,050
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—	—	3,523,612	14,204,009	1,674,749	268,186	701,011
Net asset value per share	—	—	—	—	—	—	—	$10.70	$16.17	$10.51	$10.12	$10.13

126	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	127

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2007

	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$89,981,282	$110,571,176	$59,511,022	$459,557,392	$474,436,317
Net unrealized appreciation (depreciation) of portfolio investments	333,140	1,413,215	659,357	(2,514,552)	—

Portfolio investments, at value (including securities loaned of $4,572,541, $20,271,562, $—, $— and $—, respectively)	90,314,422	111,984,391	60,170,379	457,042,840	474,436,317
Cash	—	—	4,366	1,471	32,336
Cash—foreign (cost $—, $—, $—,$— and $—, respectively)	—	—	—	—	—
Receivable from securities transactions	277,680	1,136,099	1,518	—	—
Receivable from Fund shares sold	287,946	187,086	5,000	737,534	3,393,888
Dividends and investment receivable	768,762	1,981,458	763,163	3,034,482	271,932
Due from investment advisor	1,497	1,429	1,558	129	295
Reclaims receivable	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—

Total assets	91,650,307	115,290,463	60,945,984	460,816,456	478,134,768

LIABILITIES
Management fees payable	17,672	27,428	15,444	119,167	38,262
Service agreement fees payable	1,418	1,634	—	2,224	13,102
Due to affiliates	94,363	95,784	90,349	223,043	101,773
Cash overdrafts	271,392	261,373	—	—	—
Payable for collateral for securities on loan — Note 1	4,572,541	20,271,562	—	—	—
Payable for securities transactions	—	929,062	—	—	—
Payable for Fund shares redeemed	—	5,834	75,000	236,024	496,411
Income distribution payable	—	—	—	—	2,049,706
Payable for variation margin on open futures contracts	—	—	—	—	—

Total liabilities	4,957,386	21,592,677	180,793	580,458	2,699,254

NET ASSETS	$86,692,921	$93,697,786	$60,765,191	$460,235,998	$475,435,514

NET ASSETS CONSIST OF:
Paid-in-capital	$86,320,825	$92,175,064	$59,938,530	$469,587,098	$475,419,676
Accumulated undistributed (distributions in excess of) net investment income	15,057	4,387	3,010	(1,322)	(9,047)
Accumulated net realized gain (loss) on total investments	23,899	105,120	164,294	(6,835,226)	24,885
Accumulated net unrealized appreciation (depreciation) on total investments	333,140	1,413,215	659,357	(2,514,552)	—

NET ASSETS	$86,692,921	$93,697,786	$60,765,191	$460,235,998	$475,435,514

INSTITUTIONAL CLASS:
Net assets	$72,877,425	$77,917,256	$52,188,657	$393,625,610	$201,515,925
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,250,062	7,636,561	5,138,657	38,790,067	201,517,603
Net asset value per share	$10.05	$10.20	$10.16	$10.15	$1.00

RETIREMENT CLASS:
Net assets	$7,320,300	$8,554,797	—	$11,228,931	$61,985,079
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	727,200	838,322	—	1,094,849	61,985,007
Net asset value per share	$10.07	$10.20	—	$10.26	$1.00

RETAIL CLASS:
Net assets	$6,495,196	$7,225,733	$8,576,534	$55,381,457	$211,934,510
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	645,921	705,645	843,459	5,541,077	211,934,300
Net asset value per share	$10.06	$10.24	$10.17	$9.99	$1.00

128	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE SIX MONTHS ENDED MARCH 31, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund

INVESTMENT INCOME
Dividends	$777,785	$2,119,620	$8,135,396	$130,043	$6,649,940
Foreign taxes withheld	(19,227)	(15,771)	(1,347,102)	(3,182)	(38,707)
Interest	48,281	24,777	116,434	5,858	60,331
Income from securities lending	7,394	8,441	194,442	608	26,744

Total income	814,233	2,137,067	7,099,170	133,327	6,698,308

EXPENSES
Investment management fees	50,748	81,897	3,027,896	8,705	1,593,596
Service agreement fees - Retirement Class	—	123,551	836,647	4,884	409,535
Distribution fees - Retail Class	—	5,013	32,426	4,505	266,826
Fund administration fees	35,166	35,166	35,166	35,166	35,166
Custody fees	14,966	14,911	183,194	12,614	18,850
Audit fees	15,146	15,146	15,146	15,146	15,146
Legal fees	3,663	3,663	3,663	3,663	3,663
Report printing and mailing expenses	5,509	20,653	49,811	1,940	39,126
Transfer agency fees and expenses - Institutional Class	1,207	584	2,257	411	1,273
Transfer agency fees and expenses - Retirement Class	—	608	613	422	618
Transfer agency fees and expenses - Retail Class	—	2,120	9,709	1,455	46,323
Trustee fees and expenses	2,350	2,350	2,350	2,350	2,350
Compliance fees	2,981	2,981	2,981	2,981	2,981
Interest expense	864	4,243	255,269	971	49,932
Registration fees	13,078	19,948	21,444	24,817	20,329

Total expenses before expense reimbursement	145,678	332,834	4,478,572	120,030	2,505,714
Less: Expenses reimbursed by the investment advisor	(56,636)	(68,657)	(144,269)	(94,566)	(10,471)
Fee waiver by investment advisor and TPIS	—	(5,013)	(32,426)	(4,505)	(266,826)

Net expenses	89,042	259,164	4,301,877	20,959	2,228,417

Net investment income	725,191	1,877,903	2,797,293	112,368	4,469,891

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,803,617	9,554,733	158,460,974	522,506	66,593,458
Futures transactions	—	—	—	—	—
Foreign currency transactions	(4,857)	16,010	(645,594)	(1,332)	44,191

Net realized gain on total investments	1,798,760	9,570,743	157,815,380	521,174	66,637,649

Change in unrealized appreciation (depreciation) on:
Portfolio investments	5,767,747	8,580,384	53,780,306	684,190	3,461,837
Futures transactions	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(530)	1,115	1,403,140	(109)	866

Net change in unrealized appreciation (depreciation) on total investments	5,767,217	8,581,499	55,183,446	684,081	3,462,703

Net realized and unrealized gain on total investments	7,565,977	18,152,242	212,998,826	1,205,255	70,100,352

Net increase in net assets resulting from operations	$8,291,168	$20,030,145	$215,796,119	$1,317,623	$74,570,243

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	129

STATEMENTS OF OPERATIONS (UNAUDITED)	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE SIX MONTHS ENDED MARCH 31, 2007

	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund

INVESTMENT INCOME
Dividends	$929,987	$7,471,561	$2,721,172	$2,099,827	$5,386,228	$6,698,244	$9,399,035	$277,829	$1,412,289	$1,087,714	$240,612	$1,195,362
Foreign taxes withheld	—	(57,570)	(2,441)	—	—	(50)	—	—	—	—	—	(271)
Interest	18,519	135,090	377,479	88,561	151,884	223,939	219,395	10,193	50,512	55,247	27,202	76,989
Income from securities lending	49,589	46,017	57,115	16,393	20,920	38,370	9,992	8,714	16,913	22,624	25,134	21,982

Total income	998,095	7,595,098	3,153,325	2,204,781	5,559,032	6,960,503	9,628,422	296,736	1,479,714	1,165,585	292,948	1,294,062

EXPENSES
Investment management fees	678,756	1,377,149	1,073,726	72,015	84,790	143,166	194,490	10,805	24,496	26,347	21,566	26,762
Service agreement fees - Retirement Class	218,986	484,270	301,002	65,194	77,672	4,488	217,862	18,608	42,733	52,913	26,593	55,223
Distribution fees - Retail Class	87,360	184,038	116,983	—	—	15,696	—	—	—	—	—	—
Fund administration fees	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166
Custody fees	8,054	11,854	19,085	16,554	11,832	15,441	18,161	5,354	11,752	13,511	4,055	15,550
Audit fees	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146
Legal fees	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663
Report printing and mailing expenses	40,509	46,905	49,365	12,725	10,859	10,525	25,934	4,497	5,090	19,237	12,449	5,439
Transfer agency fees and expenses - Institutional Class	302	352	1,280	1,957	2,597	2,340	1,993	646	699	754	214	251
Transfer agency fees and expenses - Retirement Class	618	611	619	625	620	408	617	688	601	632	700	613
Transfer agency fees and expenses - Retail Class	51,709	68,280	49,599	—	—	4,004	—	—	—	—	—	—
Trustee fees and expenses	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350
Compliance fees	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981
Interest expense	16,509	1,417	6,032	489	932	4,834	2,513	2,475	649	3,908	1,285	1,671
Registration fees	20,878	20,334	20,883	21,300	21,300	29,051	17,068	21,549	21,294	21,300	21,798	21,299

Total expenses before expense reimbursement	1,182,987	2,254,516	1,697,880	250,165	269,908	289,259	537,944	123,928	166,620	197,908	147,966	186,114
Less: Expenses reimbursed by the investment advisor	(63,752)	—	(24,505)	(40,647)	(22,517)	(283)	—	(83,273)	(74,536)	(91,842)	(77,823)	(76,975)
Fee waiver by investment advisor and TPIS	(87,360)	(184,038)	(116,983)	—	—	(15,696)	—	—	—	—	—	—

Net expenses	1,031,875	2,070,478	1,556,392	209,518	247,391	273,280	537,944	40,655	92,084	106,066	70,143	109,139

Net investment income	(33,780)	5,524,620	1,596,933	1,995,263	5,311,641	6,687,223	9,090,478	256,081	1,387,630	1,059,519	222,805	1,184,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	9,395,801	24,888,403	25,362,969	57,410,315	64,588,683	4,317,863	29,624,823	542,706	1,232,827	1,391,535	2,152,864	1,318,882
Futures transactions	—	—	663,828	40,826	183,834	348,108	(341,941)	13,133	71,461	146,594	32,162	155,764
Foreign currency transactions	277	(56,210)	—	—	—	—	—	—	—	—	—	—

Net realized gain on total investments	9,396,078	24,832,193	26,026,797	57,451,141	64,772,517	4,665,971	29,282,882	555,839	1,304,288	1,538,129	2,185,026	1,474,646

Change in unrealized appreciation (depreciation) on:
Portfolio investments	19,523,813	47,370,243	17,125,154	(28,855,128)	(30,027,688)	44,148,319	28,300,794	4,348,182	11,423,038	11,527,260	8,742,457	9,098,934
Futures transactions	—	—	135,218	(10,118)	10,808	102,436	66,871	7,491	32,739	17,159	—	2,193
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	10	7,100	—	—	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	19,523,823	47,377,343	17,260,372	(28,865,246)	(30,016,880)	44,250,755	28,367,665	4,355,673	11,455,777	11,544,419	8,742,457	9,101,127

Net realized and unrealized gain on total investments	28,919,901	72,209,536	43,287,169	28,585,895	34,755,637	48,916,726	57,650,547	4,911,512	12,760,065	13,082,548	10,927,483	10,575,773

Net increase in net assets resulting from operations	$28,886,121	$77,734,156	$44,884,102	$30,581,158	$40,067,278	$55,603,949	$66,741,025	$5,167,593	$14,147,695	$14,142,067	$11,150,288	$11,760,696

130	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutul Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutul Funds ▪ 2007 Semiannual Report	131

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE SIX MONTHS ENDED MARCH 31, 2007

	Small-Cap Blend Index Fund	International Equity Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$1,117,445	$5,418,444	$2,148,037	$7,421,244	$1,129,686	$18,612	$3,102	$—	$—	$—	$—	$—
Foreign taxes withheld	(259)	(397,762)	(132)	(2,475)	—	—	—	—	—	—	—	—
Interest	74,699	50,503	83,852	119,710	977	36,856,944	1,858,185	1,803,811	2,758,606	1,187,608	2,410,599	11,068,664
Income from securities lending	33,212	28,925	2,684	19,398	—	2,082	182	180	2,702	—	—	—

Total income	1,225,097	5,100,110	2,234,441	7,557,877	1,130,663	36,877,638	1,861,469	1,803,991	2,761,308	1,187,608	2,410,599	11,068,664

EXPENSES
Investment management fees	39,780	106,784	176,528	1,842,538	—	2,119,787	103,446	87,691	126,427	87,396	698,854	207,142
Service agreement fees - Retirement Class	44,844	168,869	116,494	345,142	11,562	3,211	4,842	5,853	7,900	—	10,716	61,281
Distribution fees - Retail Class	—	—	36,718	272,110	15,412	2,152	6,078	5,630	5,673	8,212	70,668	204,242
Fund administration fees	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166	35,166
Custody fees	23,685	127,249	16,080	10,148	2,406	28,920	4,126	2,798	3,216	1,760	14,722	6,679
Audit fees	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146	15,146
Legal fees	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663
Report printing and mailing expenses	6,086	14,721	15,220	56,618	2,027	22,535	1,926	1,962	1,982	1,289	20,272	3,804
Transfer agency fees and expenses - Institutional Class	2,690	2,291	597	3,155	48	3,187	387	537	427	14	2,959	823
Transfer agency fees and expenses - Retirement Class	517	618	613	628	369	395	397	467	417	—	447	433
Transfer agency fees and expenses - Retail Class	—	—	2,163	85,613	3,245	488	1,296	939	1,433	1,030	30,832	20,959
Trustee fees and expenses	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350	2,350
Compliance fees	2,981	2,981	2,979	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981	2,981
Interest expense	2,308	14,105	447	35,265	265	2,768	365	2,310	2,780	538	1,382	522
Registration fees	22,619	21,299	23,189	20,811	24,817	26,708	24,817	24,817	24,817	24,817	22,454	28,481

Total expenses before expense reimbursement	201,835	515,242	447,353	2,731,334	119,457	2,269,457	206,986	192,310	234,378	184,362	932,612	593,672
Less: Expenses reimbursed by the investment advisor	(77,024)	(26,233)	(57,013)	(3,311)	(92,484)	(30)	(74,491)	(75,484)	(75,935)	(72,482)	(6,890)	(12,019)
Fee waiver by investment advisor and TPIS	—	—	(36,718)	(272,110)	(15,412)	(2,152)	(6,078)	(5,630)	(5,673)	(8,212)	(70,668)	(204,242)

Net expenses	124,811	489,009	353,622	2,455,913	11,561	2,267,275	126,417	111,196	152,770	103,668	855,054	377,411

Net investment income	1,100,286	4,611,101	1,880,819	5,101,964	1,119,102	34,610,363	1,735,052	1,692,795	2,608,538	1,083,940	1,555,545	10,691,253

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	20,612,997	966,776	20,537,065	34,271,627	4,663	1,541,493	253,452	82,843	309,044	217,414	1,704,446	26,989
Futures transactions	162,731	—	(157,120)	—	—	—	—	—	—	—	—	—
Foreign currency transactions	—	(175,621)	—	—	—	—	—	—	—	—	—	—

Net realized gain on total investments	20,775,728	791,155	20,379,945	34,271,627	4,663	1,541,493	253,452	82,843	309,044	217,414	1,704,446	26,989

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(870,272)	66,646,098	(4,865,450)	44,753,581	578,935	2,460,846	(193,853)	(632)	1,549,644	(428,548)	1,715,946	—
Futures transactions	51,140	—	65,958	—	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	6,968	—	—	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(819,132)	66,653,066	(4,799,492)	44,753,581	578,935	2,460,846	(193,853)	(632)	1,549,644	(428,548)	1,715,946	—

Net realized and unrealized gain on total investments	19,956,596	67,444,221	15,580,453	79,025,208	583,598	4,002,339	59,599	82,211	1,858,688	(211,134)	3,420,392	26,989

Net increase in net assets resulting from operations	$21,056,882	$72,055,322	$17,461,272	$84,127,172	$1,702,700	$38,612,702	$1,794,651	$1,775,006	$4,467,226	$872,806	$4,975,937	$10,718,242

132	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	133

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	Growth Equity Fund		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$725,191	$1,048,737	$1,877,903	$2,712,942	$2,797,293	$14,653,945	$112,368	$58,118	$4,469,891	$10,364,293	$(33,780)	$404,797
Net realized gain on total investments	1,798,760	7,459,648	9,570,743	9,255,095	157,815,380	135,874,086	521,174	(640,377)	66,637,649	41,027,237	9.396,078	10,496,831
Net change in unrealized appreciation (depreciation) on total investments	5,767,217	(8,048,240)	8,581,499	7,479,424	55,183,446	41,155,438	684,081	502,862	3,462,703	29,724,820	19,523,823	(7,409,591)

Net increase from operations	8,291,168	460,145	20,030,145	19,447,461	215,796,119	191,683,469	1,317,623	(79,397)	74,570,243	81,116,350	28,886,121	3,492,037

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(1,078,879)	(775,387)	(969,628)	(1,693,874)	(6,946,277)	(11,356,516)	(65,305)	—	(2,098,005)	(3,407,805)	(106,538)	(23,072)
Retirement Class	—	—	(914,410)	(976,992)	(8,247,612)	(3,040,040)	(14,070)	—	(4,455,495)	(2,824,654)	(182,540)	(45,233)
Retail Class	—	—	(34,419)	(10,738)	(442,273)	(74)	(14,258)	—	(3,204,813)	(3,457,937)	(3,391,204)	(27,161)
From realized gains:
Institutional Class	—	—	(4,319,468)	(12,583,348)	(63,069,776)	(44,227,288)	—	—	(6,874,372)	(7,695,253)	(1,721,507)	(564,834)
Retirement Class	—	—	(4,146,073)	(8,057,539)	(83,901,098)	(18,153,995)	—	—	(16,285,603)	(5,512,631)	(8,214,282)	(4,025,746)
Retail Class	—	—	(138,432)	—	(4,021,259)	—	—	—	(10,915,884)	(5,853,266)	(75,535)	(1,769,595)

Total distributions	(1,078,879)	(775,387)	(10,522,430)	(23,322,491)	(166,628,295)	(76,777,913)	(93,633)	—	(43,834,172)	(28,751,546)	(13,691,606)	(6,455,641)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	75,835,338	(25,469,922)	2,857,074	(41,467,183)	(170,684,638)	(92,901,214)	2,797,586	3,646,801	(39,865,344)	(20,787,957)	4,854,671	12,694,755
Retirement Class	—	—	22,077,566	29,900,136	277,988,330	248,158,694	3,279,036	1,591,180	117,264,482	81,264,925	11,440,223	35,479,167
Retail Class	—	—	2,837,653	2,555,889	26,716,282	13,520,414	2,551,827	1,647,158	21,951,892	12,474,512	(3,590,016)	6,832,339

Net increase (decrease) from shareholder transactions	75,835,338	(25,469,922)	27,772,293	(9,011,158)	134,019,974	168,777,894	8,628,449	6,885,139	99,351,030	72,951,480	12,704,878	55,006,261

Net increase (decrease) in net assets	83,047,627	(25,785,164)	37,280,008	(12,886,188)	183,187,798	283,683,450	9,852,439	6,805,742	130,087,101	125,316,284	27,899,393	52,042,657

NET ASSETS
Beginning of period	90,140,224	115,925,388	187,044,143	199,930,331	1,183,559,970	899,876,520	16,805,742	10,000,000	671,639,412	546,323,128	267,275,025	215,232,368

End of period	$173,187,851	$90,140,224	$224,324,151	$187,044,143	$1,366,747,768	$1,183,559,970	$26,658,181	$16,805,742	$801,726,513	$671,639,412	$295,174,418	$267,275,025

Undistributed (distributions in excess of) net investment income included in net assets	$468,386	$832,925	$287,154	$353,653	$(1,408,910)	$11,756,810	$77,922	$59,534	$1,711,592	$7,037,276	$(3,372,767)	$331,252

134	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	135

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	Mid-Cap Value Fund		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund

	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$5,524,620	$5,287,929	$1,596,933	$1,935,934	$1,995,263	$6,239,534	$5,311,641	$12,297,366	$6,687,223	$10,929,640	$9,090,478	$13,859,508
Net realized gain on total investments	24,832,193	40,795,176	26,026,797	39,029,012	57,451,141	6,805,387	64,772,517	28,136,117	4,665,971	40,093,583	29,282,882	18,073,414
Net change in unrealized appreciation (depreciation) on total investments	47,377,343	5,318,846	17,260,372	(5,910,970)	(28,865,246)	17,044,840	(30,016,880)	28,866,940	44,250,755	9,875,529	28,367,665	51,340,011

Net increase from operations	77,734,156	51,401,951	44,884,102	35,053,976	30,581,158	30,089,761	40,067,278	69,300,423	55,603,949	60,898,752	66,741,025	83,272,933

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(648,568)	(337,653)	(718,362)	(808,040)	(4,869,327)	(3,857,286)	(10,363,676)	(9,140,901)	(11,011,345)	(10,348,360)	(12,850,285)	(7,482,298)
Retirement Class	(5,153,267)	(3,362,979)	(1,137,586)	(1,198,732)	(1,016,618)	(291,428)	(2,043,706)	(16,402)	(58,024)	—	(2,570,986)	(1,551,580)
Retail Class	(2,092,061)	(1,264,477)	(500,954)	(559,437)	—	—	—	—	(186,435)	—	—	—
From realized gains:
Institutional Class	(3,352,773)	(1,295,340)	(9,703,785)	(10,097,939)	(156,104)	(2,971,126)	(11,579,980)	(10,016,735)	(6,036,747)	(39,398,708)	(1,523,713)	(1,234,349)
Retirement Class	(30,487,029)	(14,009,758)	(22,012,290)	(14,944,948)	(35,326)	(165,854)	(2,339,740)	(45,355)	(32,617)	—	(347,137)	(223,786)
Retail Class	(11,811,022)	(5,164,414)	(8,628,685)	(6,166,048)	—	—	—	—	(103,523)	—	—	—

Total distributions	(53,544,720)	(25,434,621)	(42,701,662)	(33,775,144)	(6,077,375)	(7,285,694)	(26,327,102)	(19,219,393)	(17,428,691)	(49,747,068)	(17,292,121)	(10,492,013)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	6,116,344	10,152,764	5,708,269	(3,343,015)	(339,724,180)	66,751,963	(208,166,833)	36,533,943	87,592,144	15,890,190	5,466,293	194,714,086
Retirement Class	148,872,316	34,622,475	43,509,453	47,112,214	16,773,779	18,919,328	46,109,820	34,515,797	3,244,230	1,831,462	34,919,789	40,382,169
Retail Class	39,748,052	23,489,396	11,925,461	14,308,379	—	—	—	—	11,702,861	6,836,617	—	—

Net increase (decrease) from shareholder transactions	194,736,712	68,264,635	61,143,183	58,077,578	(322,950,401)	85,671,291	(162,057,013)	71,049,740	102,539,235	24,558,269	40,386,082	235,096,255

Net increase (decrease) in net assets	218,926,148	94,231,965	63,325,623	59,356,410	(298,446,618)	108,475,358	(148,316,837)	121,130,770	140,714,493	35,709,953	89,834,986	307,877,175

NET ASSETS
Beginning of period	482,068,174	387,836,209	417,820,632	358,464,222	595,637,656	487,162,298	555,291,615	434,160,845	642,050,473	606,340,520	933,284,190	625,407,015

End of period	$700,994,322	$482,068,174	$481,146,255	$417,820,632	$297,191,038	$595,637,656	$406,974,778	$555,291,615	$782,764,966	$642,050,473	$1,023,119,176	$933,284,190

Undistributed net investment income included in net assets	$1,101,608	$3,356,870	$527,380	$1,030,923	$977,005	$4,850,985	$2,193,353	$9,247,007	$3,423,112	$7,937,953	$4,542,081	$10,868,131

136	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	137

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$256,081	$300,912	$1,387,630	$1,232,675	$1,059,519	$1,244,458	$222,805	$359,407	$1,184,923	$1,464,466	$1,100,286	$1,985,244
Net realized gain on total investments	555,839	2,468,662	1,304,288	5,809,420	1,538,129	5,146,582	2,185,026	8,228,216	1,474,646	10,243,759	20,775,728	22,162,855
Net change in unrealized appreciation (depreciation) on total investments	4,355,673	(164,387)	11,455,777	135,772	11,544,419	1,179,456	8,742,457	(5,389,615)	9,101,127	(961,912)	(819,132)	(7,476,446)

Net increase from operations	5,167,593	2,605,187	14,147,695	7,177,867	14,142,067	7,570,496	11,150,288	3,198,008	11,760,696	10,746,313	21,056,882	16,671,653

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(263,150)	(170,938)	(1,216,526)	(900,970)	(1,031,173)	(849,050)	(351,504)	(317,612)	(1,216,518)	(1,035,285)	(1,767,215)	(1,480,123)
Retirement Class	(78,926)	(3,344)	(330,386)	(13,341)	(400,858)	(63,897)	(51,145)	(3,396)	(580,118)	(19,221)	(361,682)	(4,320)
Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
From realized gains:
Institutional Class	(2,040,989)	(1,965,669)	(4,650,767)	(5,327,412)	(3,622,002)	(3,638,956)	(6,940,975)	(4,656,209)	(6,955,195)	(7,304,501)	(11,378,450)	(14,634,491)
Retirement Class	(645,908)	(158,175)	(1,355,295)	(480,792)	(1,552,799)	(608,673)	(1,560,563)	(176,583)	(3,522,345)	(267,840)	(2,585,205)	(166,724)
Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Total distributions	(3,028,973)	(2,298,126)	(7,552,974)	(6,722,515)	(6,606,832)	(5,160,576)	(8,904,187)	(5,153,800)	(12,274,176)	(8,626,847)	(16,092,552)	(16,285,658)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	2,865,386	6,565,851	50,599,688	11,852,779	12,293,906	12,708,518	7,179,160	4,096,303	19,977,111	6,013,811	(26,148,268)	24,868,165
Retirement Class	10,020,777	9,626,453	30,298,214	19,603,075	27,112,195	22,615,949	6,269,812	17,693,292	31,384,331	23,358,605	16,673,304	28,344,675
Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions	12,886,163	16,192,304	80,897,902	31,455,854	39,406,101	35,324,467	13,448,972	21,789,595	51,361,442	29,372,416	(9,474,964)	53,212,840

Net increase (decrease) in net assets	15,024,783	16,499,365	87,492,623	31,911,206	46,941,336	37,734,387	15,695,073	19,833,803	50,847,962	31,491,882	(4,510,634)	53,598,835

NET ASSETS
Beginning of period	46,375,716	29,876,351	79,619,814	47,708,608	108,768,323	71,033,936	98,095,445	78,261,642	105,204,128	73,712,246	210,351,506	156,752,671

End of period	$61,400,499	$46,375,716	$167,112,437	$79,619,814	$155,709,659	$108,768,323	$113,790,518	$98,095,445	$156,052,090	$105,204,128	$205,840,872	$210,351,506

Undistributed net investment income included in net assets	$147,734	$232,149	$753,336	$894,705	$506,550	$862,739	$90,463	$255,163	$550,457	$1,080,621	$459,501	$1,380,006

138	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	139

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	International Equity Index Fund		Social Choice Equity Fund		Real Estate Securities Fund		Managed Allocation Fund II		Bond Fund		Bond Plus Fund II

	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$4,611,101	$8,641,507	$1,880,819	$3,066,186	$5,101,964	$12,353,744	$1,119,102	$109,013	$34,610,363	$74,633,703	$1,735,052	$1,426,814
Net realized gain (loss) on total investments	791,155	4,162,631	20,379,945	3,768,735	34,271,627	34,716,468	4,663	(14,608)	1,541,493	(18,497,687)	253,452	(75,221)
Net change in unrealized appreciation (depreciation) on total investments	66,653,066	44,072,241	(4,799,492)	11,334,057	44,753,581	69,083,118	578,935	502,168	2,460,846	45,843	(193,853)	732,283

Net increase from operations	72,055,322	56,876,379	17,461,272	18,168,978	84,127,172	116,153,330	1,702,700	596,573	38,612,702	56,181,859	1,794,651	2,083,876

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(7,945,606)	(4,419,675)	(1,595,253)	(1,627,742)	(3,410,353)	(8,754,841)	(92,084)	(22,367)	(34,532,195)	(74,738,467)	(1,510,109)	(1,359,303)
Retirement Class	(2,469,161)	(23,441)	(1,223,030)	(603,003)	(3,911,665)	(5,240,165)	(412,307)	(43,044)	(63,533)	(15,821)	(98,883)	(28,583)
Retail Class	—	—	(442,354)	(5)	(3,117,241)	(5,876,764)	(613,389)	(43,078)	(43,468)	(15,787)	(125,819)	(38,000)
From realized gains:
Institutional Class	(2,757,517)	(2,332,838)	(1,106,025)	(8,897)	(13,051,152)	(25,450,238)	—	—	—	(349)	(5,915)	—
Retirement Class	(898,432)	(41,165)	(972,152)	—	(13,356,263)	(14,120,867)	—	—	—	—	(393)	—
Retail Class	—	—	(311,789)	—	(11,476,146)	(16,655,851)	—	—	—	—	(440)	—

Total distributions	(14,070,716)	(6,817,119)	(5,650,603)	(2,239,647)	(48,322,820)	(76,098,726)	(1,117,780)	(108,489)	(34,639,196)	(74,770,424)	(1,741,559)	(1,425,886)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	32,227,138	75,133,801	(26,392,586)	5,442,061	7,974,301	(37,325,885)	92,084	22,368	(260,588,103)	273,054,481	6,552,683	7,793,114
Retirement Class	93,225,585	77,804,060	21,455,198	23,541,681	125,704,256	34,451,626	1,878,018	7,591,354	3,460,184	1,256,028	3,463,696	1,951,265
Retail Class	—	—	15,587,861	20,111,631	29,278,126	16,096,896	9,851,182	6,806,417	1,712,143	496,278	4,526,980	2,044,784

Net increase (decrease) from shareholder transactions	125,452,723	152,937,861	10,650,473	49,095,373	162,956,683	13,222,637	11,821,284	14,420,139	(255,415,776)	274,806,787	14,543,359	11,789,163

Net increase (decrease) in net assets	183,437,329	202,997,121	22,461,142	65,024,704	198,761,035	53,277,241	12,406,204	14,908,223	(251,442,270)	256,218,222	14,596,451	12,447,153

NET ASSETS
Beginning of period	442,097,451	239,100,330	230,371,332	165,346,628	604,682,455	551,405,214	17,908,223	3,000,000	1,712,149,253	1,455,931,031	62,447,153	50,000,000

End of period	$625,534,780	$442,097,451	$252,832,474	$230,371,332	$803,443,490	$604,682,455	$30,314,427	$17,908,223	$1,460,706,983	$1,712,149,253	$77,043,604	$62,447,153

Undistributed (distributions in excess of) net investment income included in net assets	$1,571,853	$7,390,066	$942,863	$2,371,390	$(8,892,851)	$(7,588,501)	$1,716	$707	$(58,182)	$—	$4,673	$5,206

140	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	141

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	Short-Term Bond Fund II		High-Yield Fund II		Tax-Exempt Bond Fund II		Inflation-Linked Bond Fund		Money Market Fund

	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006	For the Six Months Ended March 31, 2007	For the Period March 31, 2006 (commencement of operations) to September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
CHANGES IN NET ASSETS

OPERATIONS
Net investment income	$1,692,795	$1,388,587	$2,608,538	$1,907,548	$1,083,940	$986,763	$1,555,545	$22,727,324	$10,691,253	$12,669,770
Net realized gain (loss) on total investments	82,843	(38,919)	309,044	(203,924)	217,414	(53,120)	1,704,446	(5,087,836)	26,989	—
Net change in unrealized appreciation (depreciation) on total investments	(632)	333,324	1,549,644	(136,641)	(428,548)	1,087,793	1,715,946	(10,630,075)	—	—

Net increase from operations	1,775,006	1,682,992	4,467,226	1,566,983	872,806	2,021,436	4,975,937	7,009,413	10,718,242	12,669,770

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	(1,467,411)	(1,302,620)	(2,219,340)	(1,814,927)	(958,276)	(946,577)	(1,362,562)	(19,233,557)	(5,229,244)	(10,984,901)
Retirement Class	(114,430)	(29,094)	(223,845)	(33,526)	—	—	(29,070)	(47,939)	(1,226,199)	(386,577)
Retail Class	(110,026)	(46,825)	(166,317)	(57,676)	(125,752)	(40,379)	(163,898)	(3,439,792)	(4,235,810)	(1,324,571)
From realized gains:
Institutional Class	(17,368)	—	—	—	—	—	—	(6,830,377)	—	—
Retirement Class	(1,417)	—	—	—	—	—	—	—	—	—
Retail Class	(1,240)	—	—	—	—	—	—	(1,372,582)	—	—

Total distributions	(1,711,892)	(1,378,539)	(2,609,502)	(1,906,129)	(1,084,028)	(986,956)	(1,555,530)	(30,924,247)	(10,691,253)	(12,696,049)

SHAREHOLDER TRANSACTIONS (Note 5)
Institutional Class	15,946,683	7,601,211	22,876,853	4,852,949	958,276	946,578	27,437,563	57,364,066	(70,620,094)	71,590,617
Retirement Class	4,849,612	1,958,004	1,751,291	6,103,785	—	—	5,482,979	5,630,426	18,178,200	43,806,807
Retail Class	3,162,353	2,807,491	4,294,960	2,299,370	4,302,017	3,735,062	(4,310,977)	(6,786,084)	84,608,497	127,325,804

Net increase from shareholder transactions	23,958,648	12,366,706	28,923,104	13,256,104	5,260,293	4,681,640	28,609,565	56,208,408	32,166,603	242,723,228

Net increase in net assets	24,021,762	12,671,159	30,780,828	12,916,958	5,049,071	5,716,120	32,029,972	32,293,574	32,193,592	242,696,949

NET ASSETS
Beginning of period	62,671,159	50,000,000	62,916,958	50,000,000	55,716,120	50,000,000	428,206,026	395,912,452	443,241,922	200,544,973

End of period	$86,692,921	$62,671,159	$93,697,786	$62,916,958	$60,765,191	$55,716,120	$460,235,998	$428,206,026	$475,435,514	$443,241,922

Undistributed (distributions in excess of) net investment income included in net assets	$15,057	$14,577	$4,387	$5,563	$3,010	$3,210	$(1,322)	$—	$(9,047)	$(9,047)

142	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	143

FINANCIAL HIGHLIGHTS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	GROWTH EQUITY FUND

	Institutional Class

	For the Six Months Ended March 31, 2007		For the Years Ended September 30,

			2006	2005	2004	2003	2002

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.16		$7.00	$6.31	$5.91	$4.82	$6.40

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.06	0.07	0.06	0.05	0.04
Net realized and unrealized gain (loss) on total investments	0.48		0.14	0.69	0.40	1.14	(1.60)

Total gain (loss) from investment operations	0.52		0.20	0.76	0.46	1.19	(1.56)

Less distributions from:
Net investment income	(0.06)		(0.04)	(0.07)	(0.06)	(0.10)	(0.02)
Net realized gains	—		—	—	—	—	—

Total distributions	(0.06)		(0.04)	(0.07)	(0.06)	(0.10)	(0.02)

Net asset value, end of period	$7.62		$7.16	$7.00	$6.31	$5.91	$4.82

TOTAL RETURN	7.34%		2.91%	12.09%	7.72%	25.10%	(24.44)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$173,188		$90,140	$115,925	$92,576	$94,433	$487,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.23	%(b)	0.22%	0.14%	0.15%	0.18%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.14	%(b)	0.14%	0.14%	0.15%	0.14%	0.22%
Ratio of net investment income to average net assets	1.14	%(b)	0.89%	1.01%	0.93%	0.86%	0.66%
Portfolio turnover rate	83%		197%	119%	76%	105%	61%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are annualized.

	GROWTH & INCOME FUND

	Institutional Class							Retirement Class						Retail Class

																For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	For the Six Months Ended March 31, 2007							For the Six Months Ended March 31, 2007						For the Six Months Ended March 31, 2007
			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	2002			2006	2005	2004	2003 (a)

	(Unaudited)							(Unaudited)						(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.66		$9.05	$8.12	$7.36	$6.14	$7.91	$8.76		$9.12	$8.16	$7.39	$6.14	$10.27		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09		0.14	0.18	0.12	0.10	0.09	0.08		0.12	0.13	0.10	0.07	0.10		0.08
Net realized and unrealized gain (loss) on total investments	0.81		0.76	0.93	0.76	1.22	(1.78)	0.81		0.77	0.95	0.75	1.22	0.97		0.24

Total gain (loss) from investment operations	0.90		0.90	1.11	0.88	1.32	(1.69)	0.89		0.89	1.08	0.85	1.29	1.07		0.32

Less distributions from:
Net investment income	(0.09)		(0.15)	(0.18)	(0.12)	(0.10)	(0.08)	(0.08)		(0.11)	(0.12)	(0.08)	(0.04)	(0.09)		(0.05)
Net realized gains	(0.39)		(1.14)	—	—	—	—	(0.39)		(1.14)	—	—	—	(0.39)		—

Total distributions	(0.48)		(1.29)	(0.18)	(0.12)	(0.10)	(0.08)	(0.47)		(1.25)	(0.12)	(0.08)	(0.04)	(0.48)		(0.05)

Net asset value, end of period	$9.08		$8.66	$9.05	$8.12	$7.36	$6.14	$9.18		$8.76	$9.12	$8.16	$7.39	$10.86		$10.27

TOTAL RETURN	10.56%		10.87%	13.70%	11.89%	21.62%	(21.51)%	10.39%		10.62%	13.32%	11.47%	21.14%	10.57%		3.22%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$105,257		$97,494	$141,199	$625,503	$505,404	$376,529	$113,412		$86,918	$58,731	$35,874	$8,027	$5,656		$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20	%(c)	0.42%	0.15%	0.14%	0.15%	0.29%	0.45	%(c)	0.74%	0.46%	0.53%	0.48%	0.55	%(c)	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%	0.15%	0.14%	0.14%	0.22%	0.38	%(b)	0.40%	0.46%	0.44%	0.47%	0.24	%(b)	0.43	%(c)
Ratio of net investment income to average net assets	1.96	%(c)	1.58%	2.04%	1.46%	1.48%	1.18%	1.71	%(b)	1.36%	1.43%	1.17%	1.02%	1.86	%(b)	1.55	%(c)
Portfolio turnover rate	63%		133%	223%	77%	150%	128%	63%		133%	223%	77%	150%	63%		133%

(a)	The Retirement Class commenced operations on October 1, 2002.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

144	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	145

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	INTERNATIONAL EQUITY FUND

	Institutional Class							Retirement Class						Retail Class

																For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	For the Six Months Ended March 31, 2007							For the Six Months Ended March 31, 2007						For the Six Months Ended March 31, 2007
			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	2002			2006	2005	2004	2003 (a)

	(Unaudited)							(Unaudited)						(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.45		$12.17	$10.29	$8.56	$6.86	$8.08	$13.72		$12.41	$10.49	$8.65	$6.86	$10.63		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.03		0.19	0.21	0.20	0.17	0.15	0.03		0.16	0.19	0.17	0.13	0.04		0.05
Net realized and unrealized gain on total investments	2.34		2.15	2.43	1.69	1.65	(1.29)	2.38		2.13	2.40	1.69	1.66	1.79		0.58

Total gain (loss) from investment operations	2.37		2.34	2.64	1.89	1.82	(1.14)	2.41		2.29	2.59	1.86	1.79	1.83		0.63

Less distributions from:
Net investment income	(0.21)		(0.22)	(0.20)	(0.16)	(0.12)	(0.08)	(0.19)		(0.14)	(0.11)	(0.02)	—	(0.21)		—
Net realized gains	(1.94)		(0.84)	(0.56)	—	—	—	(1.94)		(0.84)	(0.56)	—	—	(1.94)		—

Total distributions	(2.15)		(1.06)	(0.76)	(0.16)	(0.12)	(0.08)	(2.13)		(0.98)	(0.67)	(0.02)	—	(2.15)		—

Net asset value, end of period	$13.67		$13.45	$12.17	$10.29	$8.56	$6.86	$14.00		$13.72	$12.41	$10.49	$8.65	$10.31		$10.63

TOTAL RETURN	19.08%		20.60%	26.45%	22.17%	26.90%	(14.28)%	18.95%		19.68%	25.34%	21.45%	26.15%	19.03%		6.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$505,625		$649,747	$668,009	$528,959	$370,026	$205,899	$820,474		$519,870	$231,867	$77,400	$9,863	$40,649		$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.45%	0.21%	0.20%	0.27%	0.44%	0.84	%(c)	0.76%	0.56%	0.58%	0.61%	0.91	%(c)	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.45%	0.21%	0.20%	0.20%	0.29%	0.80	%(c)	0.74%	0.56%	0.55%	0.54%	0.66	%(c)	0.80	%(c)
Ratio of net investment income to average net assets	0.47	%(c)	1.48%	1.89%	1.98%	2.20%	1.80%	0.44	%(c)	1.27%	1.67%	1.63%	1.61%	0.74	%(c)	0.94	%(c)
Portfolio turnover rate	110%		164%	147%	151%	156%	78%	110%		164%	147%	151%	156%	110%		164%

(a)	The Retirement Class commenced operations on October 1, 2002.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	LARGE-CAP GROWTH FUND

	Institutional Class				Retirement Class				Retail Class

	For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006

	(Unaudited)				(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.68		$10.00		$9.67		$10.00		$9.67		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.05		0.04		0.03		0.05		0.03
Net realized and unrealized gain (loss) on total investments	0.65		(0.37)		0.65		(0.36)		0.65		(0.36)

Total gain (loss) from investment operations	0.71		(0.32)		0.69		(0.33)		0.70		(0.33)

Less distributions from:
Net investment income	(0.05)		—		(0.05)		—		(0.05)		—
Net realized gains	—		—		—		—		—		—

Total distributions	(0.05)		—		(0.05)		—		(0.05)		—

Net asset value, end of period	$10.34		$9.68		$10.31		$9.67		$10.32		$9.67

TOTAL RETURN (b)	7.32%		(3.20)%		7.12%		(3.30)%		7.22%		(3.30)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$16,151		$12,465		$5,582		$2,145		$4,925		$2,196
Ratio of expenses to average net assets before expense reimbursement	1.00	%(c)	1.97	%(c)	1.26	%(c)	6.76	%(c)	1.32	%(c)	5.35	%(c)
Ratio of expenses to average net assets after expense reimbursement	0.13	%(c)	0.13	%(c)	0.38	%(c)	0.38	%(c)	0.22	%(c)	0.43	%(c)
Ratio of net investment income to average net assets	1.11	%(c)	0.97	%(c)	0.80	%(c)	0.69	%(c)	0.99	%(c)	0.61	%(c)
Portfolio turnover rate	78%		81%		78%		81%		78%		81%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

146	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	147

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	LARGE-CAP VALUE FUND

	Institutional Class									Retirement Class					Retail Class

							For the Period Sept. 4, 2002 (commencement of operations) to September 30,							For the Period Sept. 4, 2002 (commencement of operations) to September 30,							For the Period Sept. 4, 2002 (commencement of operations) to September 30,
	For the Six Months Ended March 31,							For the Six Months Ended March 31,							For the Six Months Ended March 31,

			For the Years Ended September 30,							For the Years Ended September 30,							For the Years Ended September 30,

	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)

	(Unaudited	)						(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.73		$14.41	$13.40	$11.59	$9.16	$10.00	$15.68		$14.43	$13.41	$11.55	$9.16	$10.00	$15.36		$14.17	$13.25	$11.52	$9.16	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.11		0.27	0.30	0.28	0.25	0.01	0.09		0.23	0.26	0.24	0.21	0.01	0.11		0.25	0.26	0.24	0.22	0.01
Net realized and unrealized gain (loss)on total investments	1.66		1.75	1.92	2.22	2.22	(0.85)	1.65		1.75	1.90	2.23	2.24	(0.85)	1.61		1.71	1.88	2.21	2.20	(0.85)

Total gain (loss) from investment operations	1.77		2.02	2.22	2.50	2.47	(0.84)	1.74		1.98	2.16	2.47	2.45	(0.84)	1.72		1.96	2.14	2.45	2.42	(0.84)

Less distributions from:
Net investment income	(0.26)		(0.22)	(0.23)	(0.14)	(0.04)	—	(0.23)		(0.25)	(0.16)	(0.06)	(0.06)	—	(0.25)		(0.29)	(0.24)	(0.17)	(0.06)	—
Net realized gains	(0.85)		(0.48)	(0.98)	(0.55)	—	—	(0.85)		(0.48)	(0.98)	(0.55)	—	—	(0.85)		(0.48)	(0.98)	(0.55)	—	—

Total distributions	(1.11)		(0.70)	(1.21)	(0.69)	(0.04)	—	(1.08)		(0.73)	(1.14)	(0.61)	(0.06)	—	(1.10)		(0.77)	(1.22)	(0.72)	(0.06)	—

Net asset value, end of period	$16.39		$15.73	$14.41	$13.40	$11.59	$9.16	$16.34		$15.68	$14.43	$13.41	$11.55	$9.16	$15.98		$15.36	$14.17	$13.25	$11.52	$9.16

TOTAL RETURN	11.43%		14.47%	16.73%	21.96%	26.98%	(8.40)%	11.28%		14.21%	16.23%	21.59%	26.94%	(8.40)%	11.38%		14.35%	16.35%	21.67%	26.47%	(8.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$186,080		$215,614	$216,512	$31,289	$14,822	$92	$386,467		$257,287	$159,064	$69,314	$9,943	$92	$229,179		$198,739	$170,748	$137,166	$85,349	$18,135
Ratio of expenses to average net assets before expense reimbursement	0.50	%(c)	0.38%	0.14%	0.17%	0.21%	0.01%	0.75	%(c)	0.68%	0.48%	0.51%	0.54%	0.03%	0.80	%(c)	0.53%	0.44%	0.49%	0.51%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.50	%(c)	0.38%	0.14%	0.14%	0.14%	0.01%	0.75	%(c)	0.67%	0.48%	0.48%	0.47%	0.03%	0.55	%(c)	0.53%	0.44%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	1.40	%(c)	1.84%	2.11%	2.20%	2.31%	0.11%	1.13	%(c)	1.54%	1.82%	1.87%	1.89%	0.09%	1.35	%(c)	1.69%	1.87%	1.89%	1.99%	0.09%
Portfolio turnover rate	70%		115%	113%	154%	185%	25%	70%		115%	113%	154%	185%	25%	70%		115%	113%	154%	185%	25%

(a) The percentages shown for this period are not annualized.     (b) Based on average shares outstanding.     (c) The percentages shown for this period are annualized.

	MID-CAP GROWTH FUND

	Institutional Class										Retirement Class									Retail Class

								For the Period Sept. 4, 2002 (commencement of operations) to September 30,											For the Period Sept. 4, 2002 (commencement of operations) to September 30,										For the Period Sept. 4, 2002 (commencement of operations) to September 30,
	For the Six Months Ended March 31,								For the Six Months Ended March 31,											For the Six Months Ended March 31,

			For the Years Ended September 30,								For the Years Ended September 30,											For the Years Ended September 30,

	2007		2006	2005	2004	2003		2002 (a)	2007		2006		2005		2004		2003		2002 (a)	2007		2006	2005		2004		2003		2002 (a)

	(Unaudited	)							(Unaudited	)										(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.01		$17.01	$14.30	$13.02	$9.21		$10.00	$16.84		$16.88		$14.23		$12.97		$9.21		$10.00	$16.85		$16.89	$14.23		$12.98		$9.21		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.01		0.06	0.06	0.05	0.04		0.00 (c)	0.00	(c)	0.02		0.01		(0.00	)(c)	(0.00	)(c)	0.00 (c)	0.00	(c)	0.02	0.01		0.00	(c)	(0.00	)(c)	0.00 (c)
Net realized and unrealized gain (loss)on total investments	1.85		0.41	3.33	1.76	3.77		(0.79)	1.83		0.39		3.31		1.76		3.76		(0.79)	1.83		0.40	3.32		1.75		3.77		(0.79)

Total gain (loss) from investment operations	1.86		0.47	3.39	1.81	3.81		(0.79)	1.83		0.41		3.32		1.76		3.76		(0.79)	1.83		0.42	3.33		1.75		3.77		(0.79)

Less distributions from:
Net investment income	(0.05)		(0.02)	(0.01)	(0.03)	—		—	(0.02)		(0.00	)(c)	(0.00	)(c)	—		(0.00	)(c)	—	(0.02)		(0.01)	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—
Net realized gains	(0.86)		(0.45)	(0.67)	(0.50)	(0.00	)(c)	—	(0.86)		(0.45)		(0.67)		(0.50)		(0.00	)(c)	—	(0.86)		(0.45)	(0.67)		(0.50)		(0.00	)(c)	—

Total distributions	(0.91)		(0.47)	(0.68)	(0.53)	(0.00)		—	(0.88)		(0.45)		(0.67)		(0.50)		(0.00	)(c)	—	(0.88)		(0.46)	(0.67)		(0.50)		(0.00	)(c)	—

Net asset value, end of period	$17.96		$17.01	$17.01	$14.30	$13.02		$9.21	$17.79		$16.84		$16.88		$14.23		$12.97		$9.21	$17.80		$16.85	$16.89		$14.23		$12.98		$9.21

TOTAL RETURN	11.10%		2.72%	24.12%	13.88%	41.37%		(7.90)%	11.00%		2.42%		23.72%		13.48%		40.85%		(7.90)%	11.06%		2.37%	23.80%		13.48%		40.96%		(7.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,998		$34,088	$20,808	$3,684	$1,887		$92	$185,527		$164,771		$131,943		$74,600		$25,519		$92	$68,650		$68,416	$62,481		$48,508		$22,004		$9,025
Ratio of expenses to average net assets before expense reimbursement	0.58	%(d)	0.50%	0.15%	0.17%	0.39%		0.01%	0.83	%(d)	0.72%		0.48%		0.54%		0.73%		0.03%	0.98	%(d)	0.68%	0.44%		0.51%		0.69%		0.03%
Ratio of expenses to average net assets after expense reimbursement	0.55	%(d)	0.43%	0.15%	0.14%	0.14%		0.01%	0.78	%(d)	0.69%		0.48%		0.48%		0.47%		0.03%	0.70	%(d)	0.68%	0.44%		0.44%		0.44%		0.03%
Ratio of net investment income to average net assets	0.16	%(d)	0.36%	0.39%	0.32%	0.31%		0.04%	(0.07	)%(d)	0.13%		0.06%		(0.01)%		(0.02)%		0.02%	0.00	%(d)	0.13%	0.09%		0.02%		0.01%		0.02%
Portfolio turnover rate	44%		147%	115%	148%	162%		19%	44%		147%		115%		148%		162%		19%	44%		147%	115%		148%		162%		19%

(a) The percentages shown for this period are not annualized.     (b) Based on average shares outstanding.      (c) Amount represents less than $0.01 per share.     (d) The percentages shown for this period are annualized.

148	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	149

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	MID-CAP VALUE FUND

	Institutional Class									Retirement Class					Retail Class

							For the Period Sept. 4, 2002 (commencement of operations) to September 30,							For the Period Sept. 4, 2002 (commencement of operations) to September 30,							For the Period Sept. 4, 2002 (commencement of operations) to September 30,
	For the Six Months Ended March 31,							For the Six Months Ended March 31,							For the Six Months Ended March 31,

			For the Years Ended September 30,							For the Years Ended September 30,							For the Years Ended September 30,

	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)

	(Unaudited	)						(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$18.59		$17.57	$14.44	$12.02	$9.03	$10.00	$18.51		$17.52	$14.38	$11.95	$9.03	$10.00	$18.34		$17.36	$14.27	$11.97	$9.03	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.20		0.26	0.30	0.26	0.22	0.01	0.18		0.21	0.25	0.21	0.18	0.01	0.19		0.22	0.25	0.22	0.19	0.01
Net realized and unrealized gain (loss) on total investments	2.50		1.87	3.62	2.74	2.81	(0.98)	2.48		1.87	3.60	2.73	2.80	(0.98)	2.47		1.85	3.57	2.71	2.80	(0.98)

Total gain (loss) from investment operations	2.70		2.13	3.92	3.00	3.03	(0.97)	2.66		2.08	3.85	2.94	2.98	(0.97)	2.66		2.07	3.82	2.93	2.99	(0.97)

Less distributions from:
Net investment income	(0.31)		(0.23)	(0.22)	(0.13)	(0.04)	—	(0.27)		(0.21)	(0.14)	(0.06)	(0.06)	—	(0.29)		(0.22)	(0.16)	(0.18)	(0.05)	—
Net realized gains	(1.62)		(0.88)	(0.57)	(0.45)	—	—	(1.62)		(0.88)	(0.57)	(0.45)	—	—	(1.62)		(0.87)	(0.57)	(0.45)	—	—

Total distributions	(1.93)		(1.11)	(0.79)	(0.58)	(0.04)	—	(1.89)		(1.09)	(0.71)	(0.51)	(0.06)	—	(1.91)		(1.09)	(0.73)	(0.63)	(0.05)	—

Net asset value, end of period	$19.36		$18.59	$17.57	$14.44	$12.02	$9.03	$19.28		$18.51	$17.52	$14.38	$11.95	$9.03	$19.09		$18.34	$17.36	$14.27	$11.97	$9.03

TOTAL RETURN	15.20%		12.68%	27.63%	25.36%	33.63%	(9.70)%	15.03%		12.42%	27.20%	24.82%	33.27%	(9.70)%	15.14%		12.51%	27.23%	24.89%	33.29%	(9.70)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$46,181		$38,173	$25,868	$8,042	$4,009	$90	$483,034		$318,024	$266,360	$92,268	$15,669	$90	$171,780		$125,871	$95,608	$40,706	$9,476	$8,852
Ratio of expenses to average net assets before expense reimbursement	0.53	%(c)	0.47%	0.15%	0.17%	0.32%	0.01%	0.78	%(c)	0.69%	0.48%	0.52%	0.65%	0.03%	0.87	%(c)	0.63%	0.44%	0.51%	0.62%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.53	%(c)	0.43%	0.15%	0.14%	0.14%	0.01%	0.78	%(c)	0.68%	0.48%	0.48%	0.47%	0.03%	0.62	%(c)	0.63%	0.44%	0.44%	0.44%	0.03%
Ratio of net investment income to average net assets	2.12	%(c)	1.46%	1.82%	1.88%	2.05%	0.14%	1.85	%(c)	1.20%	1.50%	1.54%	1.52%	0.12%	2.03	%(c)	1.25%	1.53%	1.58%	1.83%	0.11%
Portfolio turnover rate	45%		131%	110%	173%	215%	15%	45%		131%	110%	173%	215%	15%	45%		131%	110%	173%	215%	15%

(a) The percentages shown for this period are not annualized.     (b) Based on average shares outstanding.      (c) The percentages shown for this period are annualized.

	SMALL-CAP EQUITY FUND

	Institutional Class										Retirement Class						Retail Class

								For the Period Sept. 4, 2002 (commencement of operations) to September 30,								For the Period Sept. 4, 2002 (commencement of operations) to September 30,								For the Period Sept. 4, 2002 (commencement of operations) to September 30,
	For the Six Months Ended March 31,								For the Six Months Ended March 31,								For the Six Months Ended March 31,

			For the Years Ended September 30,								For the Years Ended September 30,								For the Years Ended September 30,

	2007		2006	2005	2004		2003	2002 (a)	2007		2006	2005	2004		2003	2002 (a)	2007		2006	2005	2004		2003	2002 (a)

	(Unaudited	)							(Unaudited	)							(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.91		$15.84	$14.29	$12.68		$9.27	$10.00	$15.73		$15.71	$14.20	$12.62		$9.27	$10.00	$15.66		$15.65	$14.15	$12.64		$9.27	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.08		0.10	0.17	0.14		0.14	0.02	0.05		0.06	0.12	0.09		0.11	0.01	0.07		0.07	0.14	0.12		0.12	0.02
Net realized and unrealized gain (loss)on total investments	1.60		1.41	2.20	2.48		3.29	(0.75)	1.59		1.40	2.19	2.46		3.28	(0.74)	1.58		1.39	2.19	2.45		3.29	(0.75)

Total gain (loss) from investment operations	1.68		1.51	2.37	2.62		3.43	(0.73)	1.64		1.46	2.31	2.55		3.39	(0.73)	1.65		1.46	2.33	2.57		3.41	(0.73)

Less distributions from:
Net investment income	(0.11)		(0.11)	(0.12)	(0.08)		(0.02)	—	(0.08)		(0.11)	(0.10)	(0.04)		(0.04)	—	(0.09)		(0.12)	(0.13)	(0.13)		(0.04)	—
Net realized gains	(1.55)		(1.33)	(0.70)	(0.93)		—	—	(1.55)		(1.33)	(0.70)	(0.93)		—	—	(1.55)		(1.33)	(0.70)	(0.93)		—	—

Total distributions	(1.66)		(1.44)	(0.82)	(1.01)		(0.02)	—	(1.63)		(1.44)	(0.80)	(0.97)		(0.04)	—	(1.64)		(1.45)	(0.83)	(1.06)		(0.04)	—

Net asset value, end of period	$15.93		$15.91	$15.84	$14.29	(c)	$12.68	$9.27	$15.74		$15.73	$15.71	$14.20(c	)	$12.62	$9.27	$15.67		$15.66	$15.65	$14.15	(c)	$12.64	$9.27

TOTAL RETURN	10.91%		10.15%	16.69%	20.98	%(c)	37.12%	(7.30)%	10.74%		9.90%	16.35%	20.53	%(c)	36.65%	(7.30)%	10.86%		9.97%	16.55%	20.70	%(c)	36.90%	(7.30)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$122,437		$115,273	$116,652	$45,429		$18,702	$93	$260,787		$216,828	$170,413	$116,445		$29,036	$93	$97,922		$85,719	$71,400	$61,937		$28,139	$18,351
Ratio of expenses to average net assets before expense reimbursement	0.55	%(d)	0.43%	0.15%	0.20%		0.62%	0.01%	0.80	%(d)	0.72%	0.48%	0.54%		0.95%	0.03%	0.91	%(d)	0.61%	0.32%	0.38%		0.78%	0.02%
Ratio of expenses to average net assets after expense reimbursement	0.55	%(d)	0.41%	0.15%	0.14%		0.14%	0.01%	0.78	%(d)	0.69%	0.48%	0.48%		0.47%	0.03%	0.66	%(d)	0.61%	0.30%	0.30%		0.30%	0.02%
Ratio of net investment income to average net assets	0.84	%(d)	0.66%	1.11%	1.03%		1.25%	0.17%	0.64	%(d)	0.39%	0.78%	0.68%		0.89%	0.15%	0.76	%(d)	0.48%	0.97%	0.87%		1.10%	0.16%
Portfolio turnover rate	67%		264%	273%	295%		328%	15%	67%		264%	273%	295%		328%	15%	67%		264%	273%	295%		328%	15%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)

During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class.

(d)	The percentages shown for this period are annualized.

150	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	151

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	LARGE-CAP GROWTH INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31,						For the Period Sept. 4, 2002 (commencement of operations) to September 30,	For the Six Months Ended March 31,						For the Period Sept. 4, 2002 (commencement of operations) to September 30,

			For the Years Ended September 30,							For the Years Ended September 30,

	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)

	(Unaudited)							(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.84		$11.33	$10.48	$11.63	$9.29	$10.00	$11.91		$11.47	$10.56	$11.60	$9.29	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.07		0.13	0.12	0.11	0.11	0.01	0.07		0.10	0.12	0.05	0.07	0.01
Net realized and unrealized gain (loss) on total investments	0.77		0.54	1.07	0.80	2.27	(0.72)	0.77		0.53	1.04	0.82	2.27	(0.72)

Total gain (loss) from investment operations	0.84		0.67	1.19	0.91	2.38	(0.71)	0.84		0.63	1.16	0.87	2.34	(0.71)

Less distributions from:
Net investment income	(0.28)		(0.09)	(0.15)	(0.21)	(0.04)	—	(0.26)		(0.12)	(0.06)	(0.06)	(0.03)	—
Net realized gains	(0.01)		(0.07)	(0.19)	(1.85)	—	—	(0.01)		(0.07)	(0.19)	(1.85)	—	—

Total distributions	(0.29)		(0.16)	(0.34)	(2.06)	(0.04)	—	(0.27)		(0.19)	(0.25)	(1.91)	(0.03)	—

Net asset value, end of period	$12.39		$11.84	$11.33	$10.48	$11.63	$9.29	$12.48		$11.91	$11.47	$10.56	$11.60	$9.29

TOTAL RETURN	7.13%		5.94%	11.41%	7.35%	25.68%	(7.10)%	7.07%		5.53%	11.04%	7.03%	25.21%	(7.10)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$235,699		$552,918	$464,761	$35,800	$34,647	$60,298	$61,492		$42,719	$22,402	$18,405	$200	$93
Ratio of expenses to average net assets before expense reimbursement	0.10	%(c)	0.08%	0.08%	0.11%	0.13%	0.01%	0.36	%(c)	0.43%	0.43%	0.52%	0.46%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.36%	0.43%	0.42%	0.41%	0.03%
Ratio of net investment income to average net assets	1.12	%(c)	1.14%	1.08%	0.97%	1.02%	0.12%	1.07	%(c)	0.86%	1.04%	0.46%	0.68%	0.10%
Portfolio turnover rate	17%		40%	61%	19%	19%	0%	17%		40%	61%	19%	19%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	LARGE-CAP VALUE INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31,						For the Period Sept. 4, 2002 (commencement of operations) to September 30,	For the Six Months Ended March 31,						For the Period Sept. 4, 2002 (commencement of operations) to September 30,
			For the Years Ended September 30,							For the Years Ended September 30,

	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)

	(Unaudited)							(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.93		$14.50	$13.05	$11.41	$9.26	$10.00	$16.09		$14.52	$13.07	$11.38	$9.26	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.21		0.36	0.34	0.29	0.26	0.01	0.19		0.32	0.29	0.25	0.23	0.01
Net realized and unrealized gain (loss) on total investments	1.24		1.68	1.77	1.99	1.97	(0.75)	1.26		1.68	1.79	1.98	1.96	(0.75)

Total gain (loss) from investment operations	1.45		2.04	2.11	2.28	2.23	(0.74)	1.45		2.00	2.08	2.23	2.19	(0.74)

Less distributions from:
Net investment income	(0.59)		(0.29)	(0.27)	(0.31)	(0.08)	—	(0.57)		(0.11)	(0.24)	(0.21)	(0.07)	—
Net realized gains	(0.66)		(0.32)	(0.39)	(0.33)	—	—	(0.66)		(0.32)	(0.39)	(0.33)	—	—

Total distributions	(1.25)		(0.61)	(0.66)	(0.64)	(0.08)	—	(1.23)		(0.43)	(0.63)	(0.54)	(0.07)	—

Net asset value, end of period	$16.13		$15.93	$14.50	$13.05	$11.41	$9.26	$16.31		$16.09	$14.52	$13.07	$11.38	$9.26

TOTAL RETURN	9.21%		14.54%	16.50%	20.25%	24.20%	(7.40)%	9.15%		14.14%	16.18%	19.82%	23.77%	(7.40)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$323,600		$518,223	$433,383	$142,252	$89,164	$55,488	$83,375		$37,069	$778	$200	$161	$93
Ratio of expenses to average net assets before expense reimbursement	0.09	%(c)	0.08%	0.08%	0.10%	0.16%	0.01%	0.34	%(c)	0.51%	0.44%	0.97%	0.48%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.35%	0.44%	0.44%	0.40%	0.03%
Ratio of net investment income to average net assets	2.54	%(c)	2.45%	2.42%	2.34%	2.49%	0.15%	2.31	%(c)	2.10%	2.07%	1.99%	2.17%	0.12%
Portfolio turnover rate	27%		49%	65%	44%	63%	0%	27%		49%	65%	44%	63%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

152	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	153

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	EQUITY INDEX FUND

	Institutional Class							Retirement Class				Retail Class

										For the Period March 31, 2006 (commencement of operations) to September 30, 2006				For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	For the Six Months Ended March 31, 2007		For the Years Ended September 30,					For the Six Months Ended March 31, 2007				For the Six Months Ended March 31, 2007

			2006	2005	2004	2003	2002

	(Unaudited)							(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.09		$9.97	$8.85	$8.07	$6.48	$8.06	$10.24		$10.00		$10.25		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.17	0.18	0.15	0.13	0.11	0.09		0.07		0.10		0.08
Net realized and unrealized gain (loss) on total investments	0.75		0.78	1.09	0.99	1.53	(1.63)	0.77		0.17		0.76		0.17

Total gain (loss) from investment operations	0.85		0.95	1.27	1.14	1.66	(1.52)	0.86		0.24		0.86		0.25

Less distributions from:
Net investment income	(0.17)		(0.17)	(0.15)	(0.29)	(0.05)	(0.06)	(0.17)		—		(0.17)		—
Net realized gains	(0.10)		(0.66)	—	(0.07)	(0.02)	—	(0.10)		—		(0.10)		—

Total distributions	(0.27)		(0.83)	(0.15)	(0.36)	(0.07)	(0.06)	(0.27)		—		(0.27)		—

Net asset value, end of period	$10.67		$10.09	$9.97	$8.85	$8.07	$6.48	$10.83		$10.24		$10.84		$10.25

TOTAL RETURN	8.46%		10.08%	14.40%	14.17%	25.79%	(19.04)%	8.39%		2.40%		8.40%		2.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$758,201		$633,027	$606,341	$766,707	$1,355,731	$419,771	$5,274		$1,909		$19,290		$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(b)	0.08%	0.09%	0.08%	0.09%	0.27%	0.35	%(b)	4.07	%(b)	0.39	%(b)	1.49	%(b)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(b)	0.08%	0.09%	0.08%	0.08%	0.17%	0.33	%(b)	0.34	%(b)	0.14	%(b)	0.24	%(b)
Ratio of net investment income to average net assets	1.87	%(b)	1.74%	1.94%	1.67%	1.71%	1.41%	1.63	%(b)	1.39	%(b)	1.84	%(b)	1.53	%(b)
Portfolio turnover rate	6%		32%	24%	26%	5%	14%	6%		32%		6%		32%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are annualized.

	S&P 500 INDEX FUND

	Institutional Class							Retirement Class

							For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002							For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

	For the Six Months Ended March 31, 2007							For the Six Months Ended March 31, 2007
			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited)							(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.36		$14.08	$12.92	$11.52	$9.32	$10.00	$15.29		$14.08	$12.95	$11.48	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.16		0.27	0.26	0.21	0.18	0.01	0.13		0.23	0.22	0.17	0.14	0.01
Net realized and unrealized gain (loss) on total investments	0.96		1.22	1.31	1.36	2.07	(0.69)	0.97		1.22	1.29	1.36	2.07	(0.69)

Total gain (loss) from investment operations	1.12		1.49	1.57	1.57	2.25	(0.68)	1.10		1.45	1.51	1.53	2.21	(0.68)

Less distributions from:
Net investment income	(0.27)		(0.18)	(0.21)	(0.17)	(0.05)	—	(0.24)		(0.21)	(0.18)	(0.06)	(0.05)	—
Net realized gains	(0.03)		(0.03)	(0.20)	—	—	—	(0.03)		(0.03)	(0.20)	—	—	—

Total distributions	(0.30)		(0.21)	(0.41)	(0.17)	(0.05)	—	(0.27)		(0.24)	(0.38)	(0.06)	(0.05)	—

Net asset value, end of period	$16.18		$15.36	$14.08	$12.92	$11.52	$9.32	$16.12		$15.29	$14.08	$12.95	$11.48	$9.32

TOTAL RETURN	7.33%		10.70%	12.20%	13.63%	24.23%	(6.80)%	7.21%		10.39%	11.69%	13.29%	23.77%	(6.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$830,526		$783,876	$526,899	$167,621	$77,569	$41,867	$192,593		$149,408	$98,508	$54,914	$12,860	$93
Ratio of expenses to average net assets before expense reimbursement	0.07	%(c)	0.07%	0.08%	0.11%	0.17%	0.01%	0.32	%(c)	0.37%	0.44%	0.48%	0.51%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.07	%(c)	0.07%	0.08%	0.08%	0.08%	0.01%	0.32	%(c)	0.37%	0.44%	0.44%	0.43%	0.03%
Ratio of net investment income to average net assets	1.91	%(c)	1.86%	1.92%	1.68%	1.68%	0.13%	1.67	%(c)	1.56%	1.65%	1.31%	1.27%	0.11%
Portfolio turnover rate	15%		25%	38%	21%	20%	0%	15%		25%	38%	21%	20%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

154	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	155

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	MID-CAP GROWTH INDEX FUND

	Institutional Class								Retirement Class

								For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002								For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

	For the Six Months Ended March 31, 2007								For the Six Months Ended March 31, 2007
			For the Years Ended September 30,								For the Years Ended September 30,

			2006	2005	2004	2003		(a)			2006	2005	2004	2003		(a)

	(Unaudited)								(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.30		$14.36	$12.85	$12.94	$9.35		$10.00	$14.25		$14.29	$12.83	$12.91	$9.35		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.07		0.12	0.07	0.06	0.04		0.01	0.06		0.08	0.03	0.01	0.01		0.01
Net realized and unrealized gain (loss) on total investments	1.46		0.85	2.81	1.67	3.57		(0.66)	1.45		0.85	2.79	1.68	3.55		(0.66)

Total gain (loss) from investment operations	1.53		0.97	2.88	1.73	3.61		(0.65)	1.51		0.93	2.82	1.69	3.56		(0.65)

Less distributions from:
Net investment income	(0.10)		(0.08)	(0.06)	(0.06)	(0.02)		—	(0.10)		(0.02)	(0.05)	(0.01)	(0.00	)(c)	—
Net realized gains	(0.80)		(0.95)	(1.31)	(1.76)	(0.00	)(c)	—	(0.80)		(0.95)	(1.31)	(1.76)	(0.00	)(c)	—

Total distributions	(0.90)		(1.03)	(1.37)	(1.82)	(0.02)		—	(0.90)		(0.97)	(1.36)	(1.77)	(0.00	)(c)	—

Net asset value, end of period	$14.93		$14.30	$14.36	$12.85	$12.94		$9.35	$14.86		$14.25	$14.29	$12.83	$12.91		$9.35

TOTAL RETURN	10.99%		6.88%	23.36%	13.50%	38.64%		(6.50)%	10.92%		6.60%	22.86%	13.15%	38.14%		(6.50)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,823		$36,255	$29,431	$23,893	$21,450		$22,352	$20,578		$10,121	$445	$344	$303		$94
Ratio of expenses to average net assets before expense reimbursement	0.39	%(d)	0.41%	0.09%	0.11%	0.15%		0.01%	0.64	%(d)	0.94%	0.45%	0.73%	0.48%		0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(d)	0.08%	0.09%	0.08%	0.08%		0.01%	0.33	%(d)	0.35%	0.45%	0.44%	0.41%		0.03%
Ratio of net investment income to average net assets	1.00	%(d)	0.84%	0.55%	0.46%	0.38%		0.07%	0.82	%(d)	0.54%	0.19%	0.10%	0.06%		0.05%
Portfolio turnover rate	27%		72%	42%	32%	35%		0%	27%		72%	42%	32%	35%		0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Amount represents less than $0.01 per share.

(d)	The percentages shown for this period are annualized.

	MID-CAP VALUE INDEX FUND

	Institutional Class							Retirement Class

							For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002							For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

	For the Six Months Ended March 31, 2007							For the Six Months Ended March 31, 2007
			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited)							(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.20		$16.55	$14.23	$11.83	$9.30	$10.00	$16.40		$16.52	$14.20	$11.80	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.20		0.33	0.33	0.29	0.25	0.01	0.18		0.28	0.28	0.24	0.21	0.01
Net realized and unrealized gain (loss) on total investments	1.95		1.47	3.24	2.66	2.36	(0.71)	1.98		1.49	3.25	2.65	2.36	(0.71)

Total gain (loss) from investment operations	2.15		1.80	3.57	2.95	2.61	(0.70)	2.16		1.77	3.53	2.89	2.57	(0.70)

Less distributions from:
Net investment income	(0.20)		(0.31)	(0.30)	(0.26)	(0.08)	—	(0.19)		(0.05)	(0.26)	(0.20)	(0.07)	—
Net realized gains	(0.76)		(1.84)	(0.95)	(0.29)	—	—	(0.76)		(1.84)	(0.95)	(0.29)	—	—

Total distributions	(0.96)		(2.15)	(1.25)	(0.55)	(0.08)	—	(0.95)		(1.89)	(1.21)	(0.49)	(0.07)	—

Net asset value, end of period	$17.39		$16.20	$16.55	$14.23	$11.83	$9.30	$17.61		$16.40	$16.52	$14.20	$11.80	$9.30

TOTAL RETURN	13.61%		12.10%	26.14%	25.36%	28.21%	(7.00)%	13.48%		11.77%	25.80%	24.92%	27.78%	(7.00)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$114,282		$59,187	$47,420	$37,010	$29,797	$22,239	$52,830		$20,433	$289	$200	$308	$93
Ratio of expenses to average net assets before expense reimbursement	0.20	%(c)	0.29%	0.08%	0.09%	0.16%	0.01%	0.45	%(c)	0.71%	0.44%	1.00%	0.48%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.35%	0.44%	0.44%	0.40%	0.03%
Ratio of net investment income to average net assets	2.32	%(c)	2.11%	2.17%	2.16%	2.38%	0.14%	2.14	%(c)	1.79%	1.81%	1.81%	2.04%	0.12%
Portfolio turnover rate	24%		76%	43%	23%	24%	0%	24%		76%	43%	23%	24%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

156	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	157

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	MID-CAP BLEND INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.22		$16.85	$14.34	$12.36	$9.39	$10.00	$17.35		$16.90	$14.35	$12.33	$9.38	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.15		0.25	0.23	0.20	0.16	0.01	0.13		0.20	0.18	0.16	0.13	0.01
Net realized and unrealized gain (loss) on total investments	1.92		1.26	3.26	2.29	2.86	(0.62)	1.93		1.27	3.27	2.28	2.86	(0.63)

Total gain (loss) from investment operations	2.07		1.51	3.49	2.49	3.02	(0.61)	2.06		1.47	3.45	2.44	2.99	(0.62)

Less distributions from:
Net investment income	(0.21)		(0.22)	(0.21)	(0.17)	(0.05)	—	(0.19)		(0.10)	(0.13)	(0.08)	(0.04)	—
Net realized gains	(0.74)		(0.92)	(0.77)	(0.34)	—	—	(0.74)		(0.92)	(0.77)	(0.34)	—	—

Total distributions	(0.95)		(1.14)	(0.98)	(0.51)	(0.05)	—	(0.93)		(1.02)	(0.90)	(0.42)	(0.04)	—

Net asset value, end of period	$18.34		$17.22	$16.85	$14.34	$12.36	$9.39	$18.48		$17.35	$16.90	$14.35	$12.33	$9.38

TOTAL RETURN	12.26%		9.34%	25.01%	20.39%	32.31%	(6.10)%	12.10%		9.03%	24.62%	19.94%	32.02%	(6.20)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$96,778		$79,185	$64,696	$49,707	$39,469	$25,249	$58,931		$29,584	$6,338	$563	$254	$94
Ratio of expenses to average net assets before expense reimbursement	0.22	%(c)	0.27%	0.08%	0.10%	0.20%	0.01%	0.47	%(c)	0.59%	0.44%	0.66%	0.53%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.36%	0.44%	0.44%	0.41%	0.03%
Ratio of net investment income to average net assets	1.68	%(c)	1.48%	1.48%	1.47%	1.52%	0.11%	1.46	%(c)	1.17%	1.15%	1.13%	1.19%	0.09%
Portfolio turnover rate	21%		69%	40%	19%	35%	0%	21%		69%	40%	19%	35%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	SMALL-CAP GROWTH INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.42		$14.56	$13.91	$13.16	$9.32	$10.00	$15.34		$15.31	$14.54	$13.13	$9.32	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.03		0.06	0.07	0.06	0.07	0.01	0.02		0.02	0.03	0.01	0.04	0.01
Net realized and unrealized gain (loss) on total investments	1.57		0.74	2.36	1.51	3.80	(0.69)	1.65		0.91	2.52	2.17	3.79	(0.69)

Total gain (loss) from investment operations	1.60		0.80	2.43	1.57	3.87	(0.68)	1.67		0.93	2.55	2.18	3.83	(0.68)

Less distributions from:
Net investment income	(0.06)		(0.06)	(0.04)	(0.08)	(0.03)	—	(0.04)		(0.02)	(0.04)	(0.03)	(0.02)	—
Net realized gains	(1.25)		(0.88)	(1.74)	(0.74)	—	—	(1.25)		(0.88)	(1.74)	(0.74)	—	—

Total distributions	(1.31)		(0.94)	(1.78)	(0.82)	(0.03)	—	(1.29)		(0.90)	(1.78)	(0.77)	(0.02)	—

Net asset value, end of period	$14.71		$14.42	$14.56	$13.91	$13.16	$9.32	$15.72		$15.34	$15.31	$14.54	$13.13	$9.32

TOTAL RETURN	11.42%		5.66%	17.73%	11.84%	41.59%	(6.80)%	11.24%		6.13%	17.67%	16.86%	41.11%	(6.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$89,113		$80,122	$76,610	$65,446	$60,470	$45,572	$24,677		$17,974	$1,652	$279	$177	$93
Ratio of expenses to average net assets before expense reimbursement	0.22	%(c)	0.22%	0.10%	0.10%	0.16%	0.01%	0.48	%(c)	0.62%	0.45%	0.67%	0.48%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.35%	0.45%	0.44%	0.40%	0.03%
Ratio of net investment income to average net assets	0.46	%(c)	0.43%	0.49%	0.41%	0.66%	0.11%	0.22	%(c)	0.15%	0.18%	0.04%	0.32%	0.09%
Portfolio turnover rate	17%		102%	70%	45%	52%	0%	17%		102%	70%	45%	52%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

158	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	159

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	SMALL-CAP VALUE INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.45		$14.36	$14.03	$12.14	$9.30	$10.00	$14.64		$14.45	$14.00	$12.11	$9.30	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.14		0.25	0.25	0.23	0.20	0.02	0.12		0.22	0.20	0.18	0.17	0.02
Net realized and unrealized gain (loss) on total investments	1.35		1.54	2.15	2.81	2.71	(0.72)	1.38		1.57	2.17	2.80	2.70	(0.72)

Total gain (loss) from investment operations	1.49		1.79	2.40	3.04	2.91	(0.70)	1.50		1.79	2.37	2.98	2.87	(0.70)

Less distributions from:
Net investment income	(0.22)		(0.21)	(0.23)	(0.23)	(0.07)	—	(0.21)		(0.11)	(0.08)	(0.17)	(0.06)	—
Net realized gains	(1.27)		(1.49)	(1.84)	(0.92)	—	—	(1.27)		(1.49)	(1.84)	(0.92)	—	—

Total distributions	(1.49)		(1.70)	(2.07)	(1.15)	(0.07)	—	(1.48)		(1.60)	(1.92)	(1.09)	(0.06)	—

Net asset value, end of period	$14.45		$14.45	$14.36	$14.03	$12.14	$9.30	$14.66		$14.64	$14.45	$14.00	$12.11	$9.30

TOTAL RETURN	10.58%		13.79%	17.62%	25.63%	31.49%	(7.00)%	10.49%		13.58%	17.39%	25.18%	31.04%	(7.00)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$99,327		$79,190	$71,779	$63,358	$51,945	$40,819	$56,725		$26,014	$1,933	$237	$135	$93
Ratio of expenses to average net assets before expense reimbursement	0.20	%(c)	0.22%	0.08%	0.10%	0.18%	0.01%	0.45	%(c)	0.64%	0.44%	0.91%	0.50%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.35%	0.44%	0.44%	0.40%	0.03%
Ratio of net investment income to average net assets	1.84	%(c)	1.76%	1.80%	1.71%	1.96%	0.22%	1.63	%(c)	1.58%	1.42%	1.32%	1.63%	0.20%
Portfolio turnover rate	19%		74%	60%	42%	56%	0%	19%		74%	60%	42%	56%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	SMALL-CAP BLEND INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002

			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.54		$15.68	$14.33	$12.62	$9.31	$10.00	$15.58		$15.65	$14.32	$12.59	$9.31	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.09		0.17	0.18	0.15	0.14	0.02	0.09		0.13	0.13	0.10	0.11	0.01
Net realized and unrealized gain (loss) on total investments	1.58		1.26	2.32	2.19	3.22	(0.71)	1.56		1.27	2.33	2.19	3.21	(0.70)

Total gain (loss) from investment operations	1.67		1.43	2.50	2.34	3.36	(0.69)	1.65		1.40	2.46	2.29	3.32	(0.69)

Less distributions from:
Net investment income	(0.20)		(0.14)	(0.14)	(0.14)	(0.05)	—	(0.18)		(0.04)	(0.12)	(0.07)	(0.04)	—
Net realized gains	(1.26)		(1.43)	(1.01)	(0.49)	—	—	(1.26)		(1.43)	(1.01)	(0.49)	—	—

Total distributions	(1.46)		(1.57)	(1.15)	(0.63)	(0.05)	—	(1.44)		(1.47)	(1.13)	(0.56)	(0.04)	—

Net asset value, end of period	$15.75		$15.54	$15.68	$14.33	$12.62	$9.31	$15.79		$15.58	$15.65	$14.32	$12.59	$9.31

TOTAL RETURN	10.98%		9.80%	17.74%	18.66%	36.21%	(6.90)%	10.82%		9.51%	17.43%	18.26%	35.76%	(6.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$160,556		$181,852	$156,344	$129,263	$103,402	$38,997	$45,285		$28,500	$409	$330	$157	$93
Ratio of expenses to average net assets before expense reimbursement	0.16	%(c)	0.15%	0.08%	0.10%	0.19%	0.01%	0.41	%(c)	0.58%	0.44%	0.77%	0.52%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.01%	0.33	%(c)	0.34%	0.44%	0.44%	0.40%	0.03%
Ratio of net investment income to average net assets	1.14	%(c)	1.10%	1.22%	1.08%	1.31%	0.17%	0.95	%(c)	0.88%	0.86%	0.71%	0.98%	0.15%
Portfolio turnover rate	31%		71%	63%	24%	52%	0%	31%		71%	63%	24%	52%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

160	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	161

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	INTERNATIONAL EQUITY INDEX FUND

	Institutional Class							Retirement Class

	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002	For the Six Months Ended March 31, 2007						For the Period Sept. 4, 2002 (commencement of operations) to September 30, 2002
			For the Years Ended September 30,							For the Years Ended September 30,

			2006	2005	2004	2003	(a)			2006	2005	2004	2003	(a)

	(Unaudited	)						(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$19.33		$16.64	$13.70	$11.54	$9.21	$10.00	$19.64		$16.76	$13.67	$11.51	$9.21	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.18		0.47	0.41	0.31	0.25	0.02	0.18		0.48	0.27	0.27	0.20	0.02
Net realized and unrealized gain (loss) on total investments	2.67		2.64	3.05	2.21	2.12	(0.81)	2.69		2.63	3.12	2.20	2.14	(0.81)

Total gain (loss) from investment operations	2.85		3.11	3.46	2.52	2.37	(0.79)	2.87		3.11	3.39	2.47	2.34	(0.79)

Less distributions from:
Net investment income	(0.42)		(0.27)	(0.33)	(0.31)	(0.04)	—	(0.40)		(0.08)	(0.11)	(0.26)	(0.04)	—
Net realized gains	(0.15)		(0.15)	(0.19)	(0.05)	—	—	(0.15)		(0.15)	(0.19)	(0.05)	—	—

Total distributions	(0.57)		(0.42)	(0.52)	(0.36)	(0.04)	—	(0.55)		(0.23)	(0.30)	(0.31)	(0.04)	—

Net asset value, end of period	$21.61		$19.33	$16.64	$13.70	$11.54	$9.21	$21.96		$19.64	$16.76	$13.67	$11.51	$9.21

TOTAL RETURN	14.91%		19.02%	25.63%	22.06%	25.87%	(7.90)%	14.77%		18.72%	25.04%	21.68%	25.44%	(7.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$435,944		$359,561	$237,853	$75,568	$64,563	$45,943	$189,591		$82,537	$1,247	$789	$116	$92
Ratio of expenses to average net assets before expense reimbursement	0.13	%(c)	0.17%	0.16%	0.15%	0.33%	0.01%	0.38	%(c)	0.47%	0.50%	0.50%	0.65%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.13	%(c)	0.15%	0.16%	0.15%	0.15%	0.01%	0.34	%(c)	0.41%	0.50%	0.50%	0.47%	0.03%
Ratio of net investment income to average net assets	1.75	%(c)	2.58%	2.67%	2.34%	2.51%	0.24%	1.67	%(c)	2.56%	1.78%	2.02%	1.94%	0.22%
Portfolio turnover rate	23%		43%	32%	7%	9%	0%	23%		43%	32%	7%	9%	0%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	SOCIAL CHOICE EQUITY FUND

	Institutional Class								Retirement Class						Retail Class

																	For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	For the Six Months Ended March 31, 2007								For the Six Months Ended March 31, 2007						For the Six Months Ended March 31, 2007
			For the Years Ended September 30,								For the Years Ended September 30,

			2006		2005	2004	2003	2002			2006	2005	2004	2003 (a)

	(Unaudited)								(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.97		$10.13		$8.96	$7.96	$6.41	$8.03	$11.08		$10.23	$9.08	$8.01	$6.41	$10.18		$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.10		0.18		0.18	0.14	0.12	0.11	0.09		0.15	0.14	0.10	0.09	0.09		0.10
Net realized and unrealized gain (loss) on total investments	0.78		0.80		1.16	0.99	1.52	(1.64)	0.79		0.81	1.17	1.00	1.54	0.73		0.08

Total gain (loss) from investment operations	0.88		0.98		1.34	1.13	1.64	(1.53)	0.88		0.96	1.31	1.10	1.63	0.82		0.18

Less distributions from:
Net investment income	(0.18)		(0.14)		(0.13)	(0.13)	(0.09)	(0.09)	(0.16)		(0.11)	(0.12)	(0.03)	(0.03)	(0.18)		—
Net realized gains	(0.12)		(0.00	)(c)	(0.04)	—	—	—	(0.12)		—	(0.04)	—	—	(0.12)		—

Total distributions	(0.30)		(0.14)		(0.17)	(0.13)	(0.09)	(0.09)	(0.28)		(0.11)	(0.16)	(0.03)	(0.03)	(0.30)		—

Net asset value, end of period	$11.55		$10.97		$10.13	$8.96	$7.96	$6.41	$11.68		$11.08	$10.23	$9.08	$8.01	$10.70		$10.18

TOTAL RETURN	8.09%		9.77%		15.03%	14.23%	25.89%	(19.34)%	7.98%		9.45%	14.41%	13.78%	25.42%	8.10%		1.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$109,686		$129,712		$114,491	$82,778	$50,790	$36,180	$105,459		$79,640	$50,855	$28,870	$8,936	$37,687		$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.25	%(d)	0.19%		0.10%	0.10%	0.13%	0.81%	0.50	%(d)	0.50%	0.44%	0.52%	0.48%	0.51	%(d)	0.99	%(d)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20	%(d)	0.17%		0.10%	0.08%	0.08%	0.18%	0.45	%(d)	0.45%	0.44%	0.44%	0.43%	0.21	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	1.67	%(d)	1.69%		1.87%	1.54%	1.65%	1.34%	1.47	%(d)	1.41%	1.46%	1.15%	1.16%	1.72	%(d)	1.95	%(d)
Portfolio turnover rate	30%		18%		17%	7%	28%	22%	30%		18%	17%	7%	28%	30%		18%

(a)	The Retirement Class commenced operations on October 1, 2002.

(b)	Based on average shares outstanding.

(c)	Amount represents less than $0.01.

(d)	The percentages shown for this period are annualized.

162	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	163

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	REAL ESTATE SECURITIES FUND

	Institutional Class							Retirement Class							Retail Class

	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Sept. 4, 2002 (commencement of operations) to September 30,	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Sept. 4, 2002 (commencement of operations) to September 30,	For the Six Months Ended March 31,		For the Years Ended September 30,				For the Period Sept. 4, 2002 (commencement of operations) to September 30,

	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)	2007		2006	2005	2004	2003	2002 (a)

	(Unaudited)							(Unaudited)							(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.34		$14.46	$13.50	$12.32	$9.72	$10.00	$15.66		$14.66	$13.62	$12.40	$9.72	$10.00	$15.27		$14.35	$13.37	$12.22	$9.72	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.12		0.34	0.52	0.53	0.59	0.05	0.11		0.31	0.48	0.50	0.57	0.05	0.12		0.31	0.47	0.49	0.52	0.05
Net realized and unrealized gain (loss) on total investments	1.93		2.69	2.47	2.48	2.37	(0.31)	1.96		2.76	2.53	2.49	2.39	(0.31)	1.91		2.70	2.48	2.45	2.39	(0.31)

Total gain (loss) from investment operations	2.05		3.03	2.99	3.01	2.96	(0.26)	2.07		3.07	3.01	2.99	2.96	(0.26)	2.03		3.01	2.95	2.94	2.91	(0.26)

Less distributions from:
Net investment income	(0.23)		(0.57)	(0.57)	(0.49)	(0.35)	(0.02)	(0.22)		(0.49)	(0.51)	(0.43)	(0.27)	(0.02)	(0.23)		(0.51)	(0.51)	(0.45)	(0.40)	(0.02)
Net realized gains	(0.90)		(1.58)	(1.46)	(1.34)	(0.01)	—	(0.90)		(1.58)	(1.46)	(1.34)	(0.01)	—	(0.90)		(1.58)	(1.46)	(1.34)	(0.01)	—

Total distributions	(1.13)		(2.15)	(2.03)	(1.83)	(0.36)	(0.02)	(1.12)		(2.07)	(1.97)	(1.77)	(0.28)	(0.02)	(1.13)		(2.09)	(1.97)	(1.79)	(0.41)	(0.02)

Net asset value, end of period	$16.26		$15.34	$14.46	$13.50	$12.32	$9.72	$16.61		$15.66	$14.66	$13.62	$12.40	$9.72	$16.17		$15.27	$14.35	$13.37	$12.22	$9.72

TOTAL RETURN	13.85%		23.49%	22.87%	26.30%	30.94%	(2.56)%	13.62%		23.45%	22.86%	25.81%	30.92%	(2.58)%	13.74%		23.50%	22.89%	25.84%	30.66%	(2.59)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$241,329		$218,442	$240,806	$156,193	$99,389	$97	$332,462		$197,157	$150,382	$69,980	$14,207	$97	$229,652		$189,084	$160,218	$107,695	$52,603	$19,246
Ratio of expenses to average net assets before expense reimbursement	0.55	%(c)	0.42%	0.17%	0.16%	0.18%	0.01%	0.80	%(c)	0.71%	0.48%	0.50%	0.51%	0.03%	0.88	%(c)	0.62%	0.46%	0.50%	0.47%	0.03%
Ratio of expenses to average net assets after expense reimbursement	0.55	%(c)	0.42%	0.17%	0.15%	0.15%	0.01%	0.80	%(c)	0.70%	0.48%	0.47%	0.48%	0.03%	0.63	%(c)	0.62%	0.46%	0.45%	0.45%	0.03%
Ratio of net investment income to average net assets	1.49	%(c)	2.40%	3.66%	4.12%	5.27%	0.53%	1.27	%(c)	2.14%	3.36%	3.88%	4.81%	0.51%	1.42	%(c)	2.21%	3.37%	3.87%	4.80%	0.50%
Portfolio turnover rate	35%		174%	244%	349%	317%	15%	35%		174%	244%	349%	317%	15%	35%		174%	244%	349%	317%	15%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	The percentages shown for this period are annualized.

	MANAGED ALLOCATION FUND II

	Institutional Class				Retirement Class				Retail Class

	For the Six Months Ended March 31,		For the period March 31, 2006 (commencement of operations) to September 30,		For the Six Months Ended March 31,		For the period March 31, 2006 (commencement of operations) to September 30,		For the Six Months Ended March 31,		For the period March 31, 2006 (commencement of operations) to September 30,
	2007		2006		2007		2006		2007		2006

	(Unaudited)				(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA

Net asset value, beginning of period	$10.11		$10.00		$10.13		$10.00		$10.16		$10.00

Gain from investment operations:
Net investment income (a)	0.51		0.11		0.49		0.11		0.50		0.13
Net realized and unrealized gain on total investments	0.29		0.11		0.29		0.11		0.30		0.10

Total gain from investment operations	0.80		0.22		0.78		0.22		0.80		0.23

Less distributions from:
Net investment income	(0.45)		(0.11)		(0.45)		(0.09)		(0.45)		(0.07)
Net realized gains	—		—		—		—		—		—

Total distributions	(0.45)		(0.11)		(0.45)		(0.09)		(0.45)		(0.07)

Net asset value, end of period	$10.46		$10.11		$10.46		$10.13		$10.51		$10.16

TOTAL RETURN (b)	7.99%		2.25%		7.77%		2.17%		7.95%		2.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,209		$2,046		$10,507		$8,358		$17,599		$7,505
Ratio of expenses to average net assets before expense reimbursement	0.75	%(c)	1.50	%(c)	1.01	%(c)	1.59	%(c)	1.04	%(c)	1.38	%(c)
Ratio of expenses to average net assets after expense reimbursement	0.00	%(c)	0.00	%(c)	0.25	%(c)	0.25	%(c)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	9.74	%(c)	2.26	%(c)	9.32	%(c)	2.14	%(c)	9.47	%(c)	2.56	%(c)
Portfolio turnover rate	7%		8%		7%		8%		7%		8%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

164	2007 Semiannual Report • TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds • 2007 Semiannual Report	165

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	BOND FUND

	Institutional Class							Retirement Class				Retail Class

										For the Period March 31, 2006 (commencement of operations) to September 30, 2006				For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	For the Six Months Ended March 31, 2007							For the Six Months Ended March 31, 2007				For the Six Months Ended March 31, 2007
			For the Years Ended September 30,

			2006	2005	2004	2003	2002

	(Unaudited)							(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.97		$10.10	$10.29	$10.81	$10.72	$10.58	$10.13		$10.00		$10.11		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.24		0.47	0.42	0.41	0.44	0.52	0.24		0.24		0.25		0.23
Net realized and unrealized gain (loss) on total investments	0.02		(0.13)	(0.14)	(0.06)	0.17	0.33	0.01		0.11		—		0.11

Total gain from investment operations	0.26		0.34	0.28	0.35	0.61	0.85	0.25		0.35		0.25		0.34

Less distributions from:
Net investment income	(0.25)		(0.47)	(0.42)	(0.42)	(0.44)	(0.52)	(0.24)		(0.22)		(0.24)		(0.23)
Net realized gains	—		—	(0.04)	(0.45)	(0.08)	(0.19)	—		—		—		—
Return of capital	—		—	(0.01)	—	—	—	—		—		—		—

Total distributions	(0.25)		(0.47)	(0.47)	(0.87)	(0.52)	(0.71)	(0.24)		(0.22)		(0.24)		(0.23)

Net asset value, end of period	$9.98		$9.97	$10.10	$10.29	$10.81	$10.72	$10.14		$10.13		$10.12		$10.11

TOTAL RETURN	2.59%		3.46%	2.86%	3.46%	5.84%	8.52%	2.45%		3.52%		2.51%		3.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,453,267		$1,709,874	$1,455,931	$931,386	$1,429,288	$1,170,560	$4,725		$1,270		$2,715		$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(b)	0.25%	0.14%	0.14%	0.14%	0.24%	0.60	%(b)	7.70	%(b)	0.63	%(b)	7.52	%(b)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(b)	0.25%	0.14%	0.14%	0.14%	0.19%	0.60	%(b)	0.55	%(b)	0.38	%(b)	0.60	%(b)
Ratio of net investment income to average net assets	4.85	%(b)	4.71%	4.10%	3.94%	4.08%	5.16%	4.65	%(b)	4.69	%(b)	4.86	%(b)	4.63	%(b)
Portfolio turnover rate	104%		183%	274%	90%	169%	181%	104%		183%		104%		183%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are annualized.

	BOND PLUS FUND II												SHORT-TERM BOND FUND II

	Institutional Class				Retirement Class				Retail Class				Institutional Class				Retirement Class				Retail Class

	For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006

	(Unaudited)				(Unaudited)				(Unaudited)				(Unaudited)				(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.10		$10.00		$10.12		$10.00		$10.12		$10.00		$10.04		$10.00		$10.06		$10.00		$10.05		$10.00

Gain from investment operations:
Net investment income (a)	0.25		0.26		0.25		0.25		0.25		0.25		0.24		0.24		0.23		0.24		0.24		0.24
Net realized and unrealized gain on total investments	0.01		0.10		—		0.10		0.01		0.10		0.01		0.04		0.01		0.03		0.01		0.03

Total gain from investment operations	0.26		0.36		0.25		0.35		0.26		0.35		0.25		0.28		0.24		0.27		0.25		0.27

Less distributions from:
Net investment income	(0.25)		(0.26)		(0.25)		(0.23)		(0.25)		(0.23)		(0.24)		(0.24)		(0.23)		(0.21)		(0.24)		(0.22)
Net realized gains	—		—		—		—		—		—		—		—		—		—		—		—

Total distributions	(0.25)		(0.26)		(0.25)		(0.23)		(0.25)		(0.23)		(0.24)		(0.24)		(0.23)		(0.21)		(0.24)		(0.22)

Net asset value, end of period	$10.11		$10.10		$10.12		$10.12		$10.13		$10.12		$10.05		$10.04		$10.07		$10.06		$10.06		$10.05

TOTAL RETURN (b)	2.63%		3.62%		2.48%		3.54%		2.58%		3.55%		2.52%		2.83%		2.45%		2.75%		2.52%		2.75%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$64,014		$57,393		$5,927		$2,474		$7,102		$2,581		$72,877		$56,867		$7,320		$2,473		$6,495		$3,331
Ratio of expenses to average net assets before expense reimbursement	0.56	%(c)	0.62	%(c)	0.83	%(c)	4.86	%(c)	0.87	%(c)	3.73	%(c)	0.51	%(c)	0.55	%(c)	0.78	%(c)	4.50	%(c)	0.80	%(c)	2.88	%(c)
Ratio of expenses to average net assets after expense reimbursement	0.35	%(c)	0.35	%(c)	0.55	%(c)	0.55	%(c)	0.41	%(c)	0.50	%(c)	0.30	%(c)	0.30	%(c)	0.50	%(c)	0.50	%(c)	0.34	%(c)	0.45	%(c)
Ratio of net investment income to average net assets	5.04	%(c)	5.15	%(c)	4.87	%(c)	5.03	%(c)	5.02	%(c)	5.06	%(c)	4.84	%(c)	4.87	%(c)	4.66	%(c)	4.76	%(c)	4.81	%(c)	4.82	%(c )
Portfolio turnover rate	57%		92%		57%		92%		57%		92%		54%		83%		54%		83%		54%		83%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

166	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual ▪ 2007 Semiannual Report	167

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	HIGH-YIELD FUND II												TAX-EXEMPT BOND FUND II

	Institutional Class				Retirement Class				Retail Class				Institutional Class				Retail Class

	For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months Ended March 31, 2007		For the period March 31, 2006 (commencement of operations) to September 30, 2006

	(Unaudited)				(Unaudited)				(Unaudited)				(Unaudited)				(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.92		$10.00		$9.92		$10.00		$9.94		$10.00		$10.19		$10.00		$10.20		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.37		0.35		0.35		0.36		0.36		0.35		0.19		0.19		0.19		0.19
Net realized and unrealized gain (loss) on total investments	0.27		(0.08)		0.28		(0.12)		0.29		(0.09)		(0.03)		0.19		(0.03)		0.18

Total gain from investment operations	0.64		0.27		0.63		0.24		0.65		0.26		0.16		0.38		0.16		0.37

Less distributions from:
Net investment income	(0.36)		(0.35)		(0.35)		(0.32)		(0.35)		(0.32)		(0.19)		(0.19)		(0.19)		(0.17)
Net realized gains	—		—		—		—		—		—		—		—		—		—

Total distributions	(0.36)		(0.35)		(0.35)		(0.32)		(0.35)		(0.32)		(0.19)		(0.19)		(0.19)		(0.17)

Net asset value, end of period	$10.20		$9.92		$10.20		$9.92		$10.24		$9.94		$10.16		$10.19		$10.17		$10.20

TOTAL RETURN (b)	6.51%		2.82%		6.44%		2.51%		6.64%		2.72%		1.57%		3.85%		1.53%		3.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,917		$53,478		$8,555		$6,620		$7,226		$2,819		$52,189		$51,414		$8,577		$4,302
Ratio of expenses to average net assets before expense reimbursement	0.61	%(c)	0.67	%(c)	0.87	%(c)	5.28	%(c)	0.92	%(c)	3.56	%(c)	0.60	%(c)	0.63	%(c)	0.88	%(c)	2.93	%(c)
Ratio of expenses to average net assets after expense reimbursement	0.40	%(c)	0.40	%(c)	0.60	%(c)	0.60	%(c)	0.47	%(c)	0.55	%(c)	0.35	%(c)	0.35	%(c)	0.39	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	7.24	%(c)	7.16	%(c)	7.03	%(c)	7.19	%(c)	7.20	%(c)	7.13	%(c)	3.72	%(c)	3.79	%(c)	3.70	%(c)	3.77	%(c)
Portfolio turnover rate	37%		26%		37%		26%		37%		26%		23%		73%		23%		73%

(a) Based on average shares outstanding.     (b) The percentages shown for this period are not annualized.      (c) The percentages shown for this period are annualized.

	INFLATION-LINKED BOND FUND

	Institutional Class							Retirement Class						Retail Class

	For the Six Months Ended March 31, 2007						For the Period September 4, 2002 (commencement of operations) to September 30, 2002(a)	For the Six Months Ended March 31, 2007		For the Period March 31, 2006 (commencement of operations) to September 30, 2006		For the Six Months ended March 31, 2007						For the Period September 4, 2002 (commencement of operations) to September 30, 2002(a)

			For the Years Ended September 30,											For the Years Ended September 30,

			2006	2005	2004	2003								2006	2005	2004	2003

	(Unaudited)							(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.08		$10.69	$10.75	$10.51	$10.12	$10.00	$10.19		$10.00		$9.93		$10.54	$10.63	$10.39	$10.12	$10.00

Gain (loss) from investment operations:
Net investment income (b)	0.03		0.56	0.43	0.45	0.37	0.02	0.03		0.31		0.03		0.54	0.43	0.49	0.40	0.02
Net realized and unrealized gain (loss) on total investments	0.08		(0.39)	0.12	0.30	0.31	0.12	0.07		0.09		0.06		(0.39)	0.11	0.24	0.26	0.12

Total gain from investment operations	0.11		0.17	0.55	0.75	0.68	0.14	0.10		0.40		0.09		0.15	0.54	0.73	0.66	0.14

Less distributions from:
Net investment income	(0.04)		(0.57)	(0.46)	(0.42)	(0.29)	(0.02)	(0.03)		(0.21)		(0.03)		(0.55)	(0.48)	(0.40)	(0.39)	(0.02)
Net realized gains	—		(0.21)	(0.15)	(0.09)	—	—	—		—		—		(0.21)	(0.15)	(0.09)	—	—

Total distributions	(0.04)		(0.78)	(0.61)	(0.51)	(0.29)	(0.02)	(0.03)		(0.21)		(0.03)		(0.76)	(0.63)	(0.49)	(0.39)	(0.02)

Net asset value, end of period	$10.15		$10.08	$10.69	$10.75	$10.51	$10.12	$10.26		$10.19		$9.99		$9.93	$10.54	$10.63	$10.39	$10.12

TOTAL RETURN	1.04%		1.70%	5.19%	7.36%	6.82%	1.37%	0.95%		4.04%		0.90%		1.53%	5.14%	7.20%	6.64%	1.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$393,626		$363,157	$325,636	$382,305	$223,138	$101	$11,229		$5,661		$55,381		$59,388	$70,277	$95,536	$20,193	$22.172
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.28%	0.14%	0.15%	0.15%	0.01%	0.61	%(c)	2.44	%(c)	0.71	%(c)	0.47%	0.30%	0.33%	0.31%	0.02%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.28%	0.14%	0.14%	0.14%	0.01%	0.55	%(c)	0.55	%(c)	0.46	%(c)	0.43%	0.30%	0.30%	0.30%	0.02%
Ratio of net investment income to average net assets	0.68	%(c)	5.46%	3.97%	4.27%	3.56%	0.23%	0.64	%(c)	6.08	%(c)	0.55	%(c)	5.32%	4.04%	4.67%	3.93%	0.22%
Portfolio turnover rate	19%		83%	239%	151%	210%	0%	19%		83%		19%		83%	239%	151%	210%	0%

(a) The percentages shown for this period are not annualized.     (b) Based on average shares outstanding.     (c) The percentages shown for this period are annualized.

168	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	169

FINANCIAL HIGHLIGHTS	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

	MONEY MARKET FUND

	Institutional Class							Retirement Class				Retail Class

	For the Six Months Ended March 31,							For the Six Months Ended March 31,		For the Period March 31, 2006 (commencement of operations) to September 30,		For the Six Months Ended March 31,		For the Period March 31, 2006 (commencement of operations) to September 30,

			For the Years Ended September 30,

	2007		2006	2005	2004	2003	2002	2007		2006		2007		2006

	(Unaudited)							(Unaudited)				(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (a)	0.03		0.05	0.03	0.01	0.01	0.02	0.02		0.03		0.03		0.03
Net realized and unrealized gain on total investments	—		—	—	—	—	—	—		—		—		—

Total gain from investment operations	0.03		0.05	0.03	0.01	0.01	0.02	0.02		0.03		0.03		0.03

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)	(0.02)	(0.02)		(0.03)		(0.03)		(0.03)
Net realized gains	—		—	—	—	—	—	—		—		—		—

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)	(0.02)	(0.02)		(0.03)		(0.03)		(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	2.64%		4.70%	2.68%	1.10%	1.27%	1.89%	2.52%		2.45%		2.60%		2.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$201,516		$272,119	$200,545	$179,775	$175,247	$188,394	$61,985		$43,804		$211,935		$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(b)	0.14%	0.09%	0.09%	0.10%	0.28%	0.40	%(b)	0.71	%(b)	0.42	%(b)	0.25	%(b)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(b)	0.13%	0.09%	0.09%	0.09%	0.16%	0.35	%(b)	0.35	%(b)	0.17	%(b)	0.25	%(b)
Ratio of net investment income to average net assets	5.18	%(b)	4.65%	2.65%	1.10%	1.27%	1.71%	5.00	%(b)	5.07	%(b)	5.18	%(b)	5.16	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are annualized.

170	2007 Semiannual Report ▪ TIAA-CREF Instituational Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Instituational Mutual Funds ▪ 2007 Semiannual Report	171

NOTES TO FINANCIAL STATEMENTS   (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Note 1—significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end investment company. The Funds currently consist of thirty-six series. Seven Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

At the commencement of operations of each of these Funds and classes, Teachers Insurance and Annuity Association of America (“TIAA”) invested in each Fund and class. As of March 31, 2007, TIAA had investments in the Funds as follows:

	Value of TIAA’s investments at March 31, 2007

Fund	Institutional Class	Retirement Class	Retail Class	Total

Growth & Income	$—	$—	$570,642	$570,642
International Equity	—	—	632,636	632,636
Large-Cap Growth	9,349,760	517,904	518,431	10,386,095
Large-Cap Growth Index	881,690	156,208	—	1,037,898
Large-Cap Value Index	—	198,757	—	198,757
Equity Index	—	554,936	555,553	1,110,489
Mid-Cap Growth Index	32,380,070	212,314	—	32,592,384
Mid-Cap Value Index	54,146,954	236,859	—	54,383,813
Mid-Cap Blend Index	18,194,571	226,239	—	18,420,810
Small-Cap Growth Index	86,728,896	213,494	—	86,942,390
Small-Cap Value Index	82,256,705	224,758	—	82,481,463
Small-Cap Blend Index	21,840,808	213,014	—	22,053,822
International Equity Index	14,171,633	239,484	—	14,411,117
Social Choice Equity	—	—	550,253	550,253
Real Estate Securities	273,284	271,469	21,779,859	22,324,612
Managed Allocation II	2,208,353	550,557	552,503	3,311,413
Bond	—	530,283	530,093	1,060,376
Bond Plus II	52,108,223	530,494	531,140	53,169,857
Short-Term Bond II	51,660,087	526,360	526,687	52,713,134
High-Yield II	53,658,679	545,532	547,679	54,751,890
Tax-Exempt Bond II	52,208,767	—	526,789	52,735,556
Inflation-Linked Bond	—	525,169	—	525,169
Money Market	—	525,088	525,897	1,050,985

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Retirement Class shares are offered through accounts established by employers, or the trustees of plans sponsored by employers, primarily through TIAA or its affiliates, in connection with certain employee benefit plans. Institutional Class shares are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition saving plans, or insurance company separate accounts, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement that enables them to purchase share of the Funds, or other affiliates. Retail Class shares are offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in other registered investment companies are valued at their net asset value. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). The market value of the underlying Funds is based on their net asset values as of the close of business on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

172	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. The Funds have retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Accounting for investments: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the period ended March 31, 2007.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). Such income is reflected separately on the Statement of operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of assets and liabilities. The loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	173

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

day. The Funds continue to receive income (dividends and interest) paid on the securities loaned via payments “in lieu”’ received from the borrowers. The Funds have the right under the lending agreement to recover securities from the borrower on demand. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. However, the Funds are indemnified by their lending agent against any losses related to borrower defaults.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Bond Fund, Bond Plus Fund II and Inflation-Linked Bond Fund invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising rate environment if rates increase due to inflation.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, Managed Allocation II and the Inflation-Linked Bond Funds for which distributions are declared and paid quarterly; for the Bond Plus II, Short-Term Bond II, High-Yield II, Tax-Exempt Bond II and the Bond Funds, where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies.”

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

174	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Continued

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Income and expenses: Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment advisor and affiliates

Under the terms of the Funds’ Investment Management Agreements, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly, for certain administrative costs associated with offering Retirement Class shares on retirement plan platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. TPIS has agreed to waive reimbursement under the Distribution Plan through April 30, 2008. Advisors has agreed to reimburse Funds if expense ratios exceed certain percentages. These reimbursements and waivers are contractual and will remain in effect through April 30, 2008 for actively managed Funds and April 30, 2010 for Funds managed to an index. For the period ending March 31, 2007, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursments) are equal to the following annual percentage of average daily net assets for each class of shares:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts‡

Fund			Retirement Class	Retail Class	Institutional Class	Retirement Class	Retail Class

Growth Equity	0.08%		—	—	0.14%	—	—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.13	0.38%	0.24%
International Equity*	0.44–0.50		0.25	0.25	0.60	0.80	0.80
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.13	0.38	0.21
Large-Cap Value*	0.39–0.45		0.25	0.25	0.50	0.75	0.80
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55	0.78	0.70
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.55	0.78	0.85
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55	0.78	0.85
Large-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Large-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Equity Index	0.04		0.25	0.25	0.08	0.33	0.24
S&P 500 Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Blend Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Blend Index	0.04		0.25	—	0.08	0.33	—
International Equity Index	0.04		0.25	—	0.15	0.34	—
Social Choice Equity	0.15		0.25	0.25	0.20	0.45	0.21
Real Estate Securities*	0.44–0.50		0.25	0.25	0.55	0.80	0.90
Managed Allocation II	—		0.25	0.25	0.00	0.25	0.00
Bond*	0.27–0.30		0.25	0.25	0.35	0.60	0.60
Bond Plus II*	0.27–0.30		0.25	0.25	0.35	0.55	0.41
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30	0.50	0.34
High-Yield II*	0.32–0.35		0.25	0.25	0.40	0.60	0.47
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35	—	0.39
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35	0.55	0.50
Money Market	0.10		0.25	0.25	0.15	0.35	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduce these fees as the Fund’s net assets increase.

†	0.08% after waiver, through April 30, 2008.

‡	Maximum expense amounts reflect all expenses, including investment management fees.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	175

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

Note 3—investments

At March 31, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$9,217,199	$(3,145,424)	$6,071,775
Growth & Income	31,926,694	(1,361,764)	30,564,930
International Equity	251,244,514	(19,714,957)	231,529,557
Large-Cap Growth	1,640,651	(453,479)	1,187,172
Large-Cap Value	85,598,090	(19,024,211)	66,573,879
Mid-Cap Growth	48,241,302	(5,480,739)	42,760,563
Mid-Cap Value	100,260,947	(10,752,677)	89,508,270
Small-Cap Equity	48,483,261	(15,326,092)	33,157,169
Large-Cap Growth Index	28,169,179	(14,174,627)	13,994,552
Large-Cap Value Index	51,753,430	(6,284,183)	45,469,247
Equity Index	217,501,024	(10,958,065)	206,542,959
S&P 500 Index	152,009,866	(18,515,170)	133,494,696
Mid-Cap Growth Index	12,924,408	(932,611)	11,991,797
Mid-Cap Value Index	23,570,312	(1,215,038)	22,355,274
Mid-Cap Blend Index	33,776,612	(1,597,760)	32,178,852
Small-Cap Growth Index	26,217,120	(5,394,276)	20,822,844
Small-Cap Value Index	25,256,103	(5,343,613)	19,912,490
Small-Cap Blend Index	35,188,432	(10,733,517)	24,454,915
International Equity Index	158,812,142	(2,477,179)	156,334,963
Social Choice Equity	32,830,562	(5,950,803)	26,879,759
Real Estate Securities	131,209,168	(5,046,285)	126,162,883
Managed Allocation II	1,081,416	—	1,081,416
Bond	6,035,347	(10,824,384)	(4,789,037)
Bond Plus II	680,108	(140,904)	539,204
Short-Term Bond II	377,426	(44,286)	333,140
High-Yield II	1,603,949	(190,734)	1,413,215
Tax-Exempt Bond II	749,797	(90,440)	659,357
Inflation-Linked Bond	1,601,711	(4,116,263)	(2,514,552)

At March 31, 2007, these Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Small-Cap Equity	Mini Russell	114	$9,211,200	June 2007	$176,527

Large-Cap Growth Index	E-mini S&P 500 Index	21	1,502,760	June 2007	(11,062)
Large-Cap Value Index	E-mini S&P 500 Index	53	3,792,680	June 2007	21,311

Equity Index	E-mini S&P 500 Index	100	7,156,000	June 2007	69,818
Equity Index	E-mini S&P Mid 400 Index	10	855,800	June 2007	11,076
Equity Index	Mini Russell	16	1,292,800	June 2007	21,304

			9,304,600		102,198

S&P 500 Index	E-mini S&P 500 Index	119	8,515,640	June 2007	79,555

Mid-Cap Growth Index	E-mini S&P Mid 400 Index	4	342,320	June 2007	7,491
Mid-Cap Value Index	E-mini S&P Mid 400 Index	16	1,369,280	June 2007	26,916
Mid-Cap Blend Index	E-mini S&P Mid 400 Index	20	1,711,600	June 2007	19,333

Small-Cap Blend Index	Mini Russell	34	2,747,200	June 2007	51,140

Social Choice Equity	E-mini S&P 500 Index	84	6,011,040	June 2007	51,160
Social Choice Equity	E-mini S&P Mid 400 Index	5	427,900	June 2007	5,725
Social Choice Equity	Mini Russell	8	646,400	June 2007	9,074

			7,085,340		65,959

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the six months ended March 31, 2007, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$179,178,790	$—	$104,467,879	$—
Growth & Income	145,496,870	—	127,699,780	—
International Equity	1,350,981,509	—	1,355,872,189	—
Large-Cap Growth	25,526,916	—	16,918,893	—
Large-Cap Value	564,056,496	—	503,981,772	—
Mid-Cap Growth	125,921,454	—	128,356,946	—
Mid-Cap Value	405,547,239	—	260,476,297	—
Small-Cap Equity	308,313,374	—	291,147,179	—
Large-Cap Growth Index	62,612,216	—	390,095,051	—
Large-Cap Value Index	117,814,481	—	301,953,592	—
Equity Index	127,144,852	—	44,413,582	—
S&P 500 Index	170,691,845	—	146,762,066	—
Mid-Cap Growth Index	25,749,072	—	14,531,100	—
Mid-Cap Value Index	104,199,353	—	29,540,090	—
Mid-Cap Blend Index	60,847,966	—	27,272,375	—
Small-Cap Growth Index	22,908,558	—	18,197,523	—
Small-Cap Value Index	66,282,589	—	24,304,944	—
Small-Cap Blend Index	61,614,821	—	87,839,180	—
International Equity Index	233,837,948	—	123,075,542	—
Social Choice Equity	69,458,228	—	70,361,600	—
Real Estate Securities	380,023,168	—	255,366,819	—
Managed Allocation II	13,555,951	—	1,780,302	—
Bond	131,714,966	1,348,984,182	215,463,527	1,498,545,849
Bond Plus II	10,525,070	41,063,635	5,663,717	30,530,409
Short-Term Bond II	9,852,044	47,644,936	—	34,041,480
High-Yield II	51,500,937	—	24,771,575	—
Tax-Exempt Bond II	16,962,841	—	13,465,714	—
Inflation-Linked Bond	—	124,637,826	—	88,728,878

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees, including any deferred and long-term compensation, incurred for the six months ended March 31, 2007 are reflected in the Statements of Operations.

176	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Note 5—shareholder transactions

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

GROWTH EQUITY FUND
Institutional Class:
Subscriptions	$78,823,127	10,547,436	$80,328,100	11,281,220
Reinvestment of distributions	1,018,048	136,834	664,737	91,185
Redemptions	(4,005,837)	(534,221)	(106,462,759)	(15,334,230)

Net increase (decrease)	$75,835,338	10,150,049	$(25,469,922)	(3,961,825)

Total	$75,835,338	10,150,049	$(25,469,922)	(3,961,825)

GROWTH & INCOME FUND
Institutional Class:
Subscriptions	$4,636,518	517,773	$9,656,103	1,135,489
Reinvestment of distributions	4,657,206	526,353	12,593,734	1,531,990
Redemptions	(6,436,650)	(710,977)	(63,717,020)	(7,021,167)

Net increase (decrease)	$2,857,074	333,149	$(41,467,183)	(4,353,688)

Retirement Class:
Subscriptions	$23,479,171	2,575,216	$34,943,023	4,041,075
Reinvestment of distributions	5,057,517	565,035	9,033,673	1,084,585
Redemptions	(6,459,122)	(712,670)	(14,076,560)	(1,642,306)

Net increase	$22,077,566	2,427,581	$29,900,136	3,483,354

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	1,684,005	156,741	995,495	100,350
Reinvestment of distributions	162,345	15,350	10,296	1,018
Exchanges	1,140,381	106,481	1,082,615	108,099
Redemptions	(149,078)	(13,843)	(32,517)	(3,263)

Net increase	$2,837,653	264,729	$2,555,889 (a)	256,204 (a)

Total	$27,772,293	3,025,459	$(9,011,158)	(614,130)

INTERNATIONAL EQUITY
Institutional Class:
Subscriptions	$98,716,616	7,492,138	$91,206,347	7,378,868
Reinvestment of distributions	50,411,807	4,010,486	45,158,779	3,892,999
Redemptions	(319,813,061)	(22,815,002)	(229,266,340)	(17,874,630)

Net decrease	$(170,684,638)	(11,312,378)	$(92,901,214)	(6,602,763)

Retirement Class:
Subscriptions	$541,713,003	39,451,974	$681,143,571	52,775,402
Reinvestment of distributions	92,041,460	7,146,076	21,190,541	1,779,223
Exchanges	2,498	200	9,603	749
Redemptions	(355,768,631)	(25,893,363)	(454,185,021)	(35,347,477)

Net increase	$277,988,330	20,704,887	$248,158,694	19,207,897

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	13,179,705	1,284,405	7,403,135	728,490
Reinvestment of distributions	4,034,119	425,540	—	—
Exchanges	11,741,885	1,140,756	6,529,732	623,758
Redemptions	(2,239,427)	(220,290)	(912,453)	(90,435)

Net increase	$26,716,282	2,630,411	$13,520,414 (a)	1,311,813 (a)

Total	$134,019,974	12,022,920	$168,777,894	13,916,947

(a)	For the period March 31, 2006 (commencement of operations) to September 30, 2006

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	Amount	Shares	Amount	Shares

LARGE-CAP GROWTH FUND
Institutional Class:
Seed money subscriptions	$—	—	$9,000,000	900,000
Subscriptions	2,882,873	283,883	3,778,066	401,417
Reinvestment of distributions	65,305	6,466	—	—
Redemptions	(150,592)	(15,295)	(131,265)	(13,740)

Net increase	$2,797,586	275,054	$12,646,801	1,287,677

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	5,279,327	517,074	1,793,801	193,254
Reinvestment of distributions	13,919	1,381	—	—
Redemptions	(2,014,210)	(198,877)	(202,621)	(21,383)

Net increase	$3,279,036	319,578	$2,091,180	221,871

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	1,169,598	115,506	1,092,315	118,076
Reinvestment of distributions	11,499	1,141	—	—
Exchanges	1,491,936	145,389	590,591	62,857
Redemptions	(121,206)	(11,805)	(35,748)	(3,837)

Net increase	$2,551,827	250,231	$2,147,158	227,096

Total	$8,628,449	844,863	$16,885,139	1,736,644

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

LARGE-CAP VALUE FUND
Institutional Class:
Subscriptions	$79,592,815	4,909,125	$87,020,796	5,825,282
Reinvestment of distributions	8,046,551	504,803	9,828,424	684,907
Redemptions	(127,504,710)	(7,767,041)	(117,637,177)	(7,831,512)

Net decrease	$(39,865,344)	(2,353,113)	$(20,787,957)	(1,321,323)

Retirement Class:
Subscriptions	$105,018,736	6,459,818	$101,849,404	6,778,206
Reinvestment of distributions	20,719,839	1,302,315	8,337,285	581,806
Redemptions	(8,474,093)	(521,835)	(28,921,764)	(1,970,424)

Net increase	$117,264,482	7,240,298	$81,264,925	5,389,588

Retail Class:
Subscriptions	$19,149,744	1,204,507	$18,867,527	1,303,298
Reinvestment of distributions	13,789,066	886,756	9,188,701	655,418
Exchanges	4,544,866	286,291	4,047,145	265,858
Redemptions	(15,531,784)	(978,965)	(19,628,861)	(1,333,037)

Net increase	$21,951,892	1,398,589	$12,474,512	891,537

Total	$99,351,030	6,285,774	$72,951,480	4,959,802

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	177

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

MID-CAP GROWTH FUND
Institutional Class:
Subscriptions	$3,664,744	208,643	$13,553,571	829,376
Reinvestment of distributions	1,724,658	99,232	504,957	29,634
Redemptions	(534,731)	(29,870)	(1,363,773)	(77,728)

Net increase	$4,854,671	278,005	$12,694,755	781,282

Retirement Class:
Subscriptions	$24,129,824	1,358,293	$110,036,248	6,304,618
Reinvestment of distributions	8,389,115	486,890	4,069,733	240,670
Redemptions	(21,078,716)	(1,201,890)	(78,626,814)	(4,577,016)

Net increase	$11,440,223	643,293	$35,479,167	1,968,272

Retail Class:
Subscriptions	$5,328,182	299,775	$14,612,772	841,297
Reinvestment of distributions	3,331,489	193,354	1,739,369	102,890
Exchanges	(5,568,528)	(317,067)	(1,874,181)	(132,802)
Redemptions	(6,681,159)	(381,724)	(7,645,621)	(449,643)

Net increase (decrease)	$(3,590,016)	(205,662)	$6,832,339	361,742

Total	$12,704,878	715,636	$55,006,261	3,111,296

MID-CAP VALUE FUND
Institutional Class:
Subscriptions	$4,373,481	231,240	$11,857,330	675,656
Reinvestment of distributions	3,544,881	194,560	1,249,270	73,228
Redemptions	(1,802,018)	(93,884)	(2,953,836)	(167,853)

Net increase	$6,116,344	331,916	$10,152,764	581,031

Retirement Class:
Subscriptions	$134,197,648	7,011,666	$85,956,306	4,881,459
Reinvestment of distributions	35,608,688	1,960,831	17,368,312	1,020,465
Redemptions	(20,934,020)	(1,105,666)	(68,702,143)	(3,921,425)

Net increase	$148,872,316	7,866,831	$34,622,475	1,980,499

Retail Class:
Subscriptions	$29,843,624	1,581,454	$32,945,544	1,882,802
Reinvestment of distributions	12,874,330	716,428	6,090,420	361,626
Exchanges	5,269,910	278,982	(1,968,870)	(108,404)
Redemptions	(8,239,812)	(441,437)	(13,577,698)	(778,141)

Net increase	$39,748,052	2,135,427	$23,489,396	1,357,883

Total	$194,736,712	10,334,174	$68,264,635	3,919,413

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

SMALL-CAP EQUITY FUND
Institutional Class:
Subscriptions	$22,582,266	1,406,248	$28,817,572	1,859,719
Reinvestment of distributions	9,467,299	613,564	8,940,408	599,625
Redemptions	(26,341,296)	(1,577,904)	(41,100,995)	(2,579,301)

Net increase (decrease)	$5,708,269	441,908	$(3,343,015)	(119,957)

Retirement Class:
Subscriptions	$38,401,535	2,382,761	$143,101,280	9,139,058
Reinvestment of distributions	23,135,718	1,516,102	16,142,021	1,092,893
Exchanges	—	—	25,000	1,588
Redemptions	(18,027,800)	(1,118,983)	(112,156,087)	(7,294,102)

Net increase	$43,509,453	2,779,880	$47,112,214	2,939,437

Retail Class:
Subscriptions	$9,744,996	614,874	$13,618,936	872,572
Reinvestment of distributions	8,734,881	575,420	6,581,770	447,755
Exchanges	(2,491,533)	(157,540)	1,858,818	94,473
Redemptions	(4,062,883)	(256,397)	(7,751,145)	(502,880)

Net increase	$11,925,461	776,357	$14,308,379	911,920

Total	$61,143,183	3,998,145	$58,077,578	3,731,400

LARGE-CAP GROWTH INDEX FUND
Institutional Class:
Subscriptions	$34,698,811	2,810,984	$142,753,720	12,360,739
Reinvestment of distributions	4,015,902	329,442	6,475,717	553,008
Redemptions	(378,438,893)	(30,831,427)	(82,477,474)	(7,224,324)

Net increase (decrease)	$(339,724,180)	(27,691,001)	$66,751,963	5,689,423

Retirement Class:
Subscriptions	$18,970,957	1,517,863	$25,068,695	2,158,197
Reinvestment of distributions	1,044,118	84,956	457,282	38,720
Redemptions	(3,241,296)	(259,676)	(6,606,649)	(565,068)

Net increase	$16,773,779	1,343,143	$18,919,328	1,631,849

Total	$(322,950,401)	(26,347,858)	$85,671,291	7,321,272

LARGE-CAP VALUE INDEX FUND
Institutional Class:
Subscriptions	$47,338,367	2,920,254	$126,892,825	8,619,308
Reinvestment of distributions	16,183,779	1,022,995	17,436,316	1,221,886
Redemptions	(271,688,979)	(16,418,150)	(107,795,198)	(7,183,744)

Net increase (decrease)	$(208,166,833)	(12,474,901)	$36,533,943	2,657,450

Retirement Class:
Subscriptions	$54,530,294	3,299,833	$54,171,808	3,546,280
Reinvestment of distributions	4,317,315	269,663	61,757	4,277
Exchanges	—	—	6,887	452
Redemptions	(12,737,789)	(781,569)	(19,724,655)	(1,300,935)

Net increase	$46,109,820	2,787,927	$34,515,797	2,250,074

Total	$(162,057,013)	(9,686,974)	$71,049,740	4,907,524

178	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

EQUITY INDEX FUND
Institutional Class:
Subscriptions	$112,562,422	10,628,157	$221,354,616	22,837,428
Reinvestment of distributions	14,876,142	1,419,479	41,512,043	4,369,690
Redemptions	(39,846,420)	(3,718,920)	(246,976,469)	(25,313,685)

Net increase	$87,592,144	8,328,716	$15,890,190	1,893,433

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	4,253,085	393,666	1,433,016	146,527
Reinvestment of distributions	86,898	8,167	—	—
Redemptions	(1,095,753)	(101,110)	(101,554)	(10,171)

Net increase	$3,244,230	300,723	$1,831,462 (a)	186,356 (a)

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	6,809,843	632,075	3,602,349	366,815
Reinvestment of distributions	265,620	24,964	—	—
Exchanges	4,959,773	459,328	2,770,373	280,894
Redemptions	(332,375)	(30,644)	(36,105)	(3,662)

Net increase	$11,702,861	1,085,723	$6,836,617 (a)	694,047 (a)

Total	$102,539,235	9,715,162	$24,558,269	2,773,836

S&P 500 INDEX FUND
Institutional Class:
Subscriptions	$93,845,958	5,830,809	$293,865,520	20,398,075
Reinvestment of distributions	13,102,599	819,424	8,054,074	559,699
Redemptions	(101,482,264)	(6,352,370)	(107,205,508)	(7,346,492)

Net increase	$5,466,293	297,863	$194,714,086	13,611,282

Retirement Class:
Subscriptions	$53,184,495	3,323,101	$105,669,891	7,300,597
Reinvestment of distributions	2,914,035	182,813	1,774,958	123,604
Redemptions	(21,178,741)	(1,328,631)	(67,062,680)	(4,646,832)

Net increase	$34,919,789	2,177,283	$40,382,169	2,777,369

Total	$40,386,082	2,475,146	$235,096,255	16,388,651

MID-CAP GROWTH INDEX FUND
Institutional Class:
Subscriptions	$978,563	65,886	$6,278,980	463,392
Reinvestment of distributions	2,145,436	149,508	1,973,309	140,649
Redemptions	(258,613)	(17,296)	(1,686,438)	(117,985)

Net increase	$2,865,386	198,098	$6,565,851	486,056

Retirement Class:
Subscriptions	$20,010,065	1,341,586	$18,429,135	1,295,652
Reinvestment of distributions	724,681	50,712	160,837	11,480
Redemptions	(10,713,969)	(718,190)	(8,963,519)	(628,048)

Net increase	$10,020,777	674,108	$9,626,453	679,084

Total	$12,886,163	872,206	$16,192,304	1,165,140

(a)	For the period March 31, 2006 (commencement of operations) to September 30, 2006

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

MID-CAP VALUE INDEX FUND
Institutional Class:
Subscriptions	$45,926,229	2,632,265	$8,206,372	532,387
Reinvestment of distributions	5,420,524	328,716	5,555,222	375,353
Redemptions	(747,065)	(43,581)	(1,908,815)	(118,834)

Net increase	$50,599,688	2,917,400	$11,852,779	788,906

Retirement Class:
Subscriptions	$36,326,602	2,117,043	$23,548,007	1,474,915
Reinvestment of distributions	1,668,542	99,853	494,132	32,920
Exchanges	—	—	25,000	1,540
Redemptions	(7,696,930)	(443,446)	(4,464,064)	(280,947)

Net increase	$30,298,214	1,773,450	$19,603,075	1,228,428

Total	$80,897,902	4,690,850	$31,455,854	2,017,334

MID-CAP BLEND INDEX FUND
Institutional Class:
Subscriptions	$15,471,578	852,618	$21,940,056	1,303,601
Reinvestment of distributions	1,546,854	88,341	1,172,709	71,946
Redemptions	(4,724,526)	(262,257)	(10,404,247)	(617,339)

Net increase	$12,293,906	678,702	$12,708,518	758,208

Retirement Class:
Subscriptions	$32,069,097	1,749,072	$28,477,151	1,680,233
Reinvestment of distributions	1,942,713	110,006	671,561	40,800
Exchanges	116,547	6,253	—	—
Redemptions	(7,016,162)	(381,826)	(6,532,763)	(390,985)

Net increase	$27,112,195	1,483,505	$22,615,949	1,330,048

Total	$39,406,101	2,162,207	$35,324,467	2,088,256

SMALL-CAP GROWTH INDEX FUND
Institutional Class:
Subscriptions	$169,734	11,523	$423,794	28,687
Reinvestment of distributions	7,216,103	506,393	4,880,434	345,395
Redemptions	(206,677)	(13,633)	(1,207,925)	(80,312)

Net increase	$7,179,160	504,283	$4,096,303	293,770

Retirement Class:
Subscriptions	$15,536,148	974,277	$48,046,292	3,034,054
Reinvestment of distributions	1,605,823	105,369	179,907	11,954
Exchanges	—	—	(9,603)	(620)
Redemptions	(10,872,159)	(682,383)	(30,523,304)	(1,981,189)

Net increase	$6,269,812	397,263	$17,693,292	1,064,199

Total	$13,448,972	901,546	$21,789,595	1,357,969

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	179

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

SMALL-CAP VALUE INDEX FUND
Institutional Class:
Subscriptions	$12,765,407	878,615	$981,410	70,751
Reinvestment of distributions	7,718,949	547,832	7,786,235	598,481
Redemptions	(507,245)	(34,197)	(2,753,834)	(187,296)

Net increase	$19,977,111	1,392,250	$6,013,811	481,936

Retirement Class:
Subscriptions	$35,942,405	2,400,095	$32,488,982	2,282,860
Reinvestment of distributions	4,086,669	285,981	282,615	21,410
Exchanges	—	—	(10,065)	(706)
Redemptions	(8,644,743)	(592,483)	(9,402,927)	(660,284)

Net increase	$31,384,331	2,093,593	$23,358,605	1,643,280

Total	$51,361,442	3,485,843	$29,372,416	2,125,216

SMALL-CAP BLEND INDEX FUND
Institutional Class:
Subscriptions	$21,458,298	1,348,721	$57,193,887	3,748,885
Reinvestment of distributions	9,749,096	637,196	13,704,516	939,953
Redemptions	(57,355,662)	(3,490,390)	(46,030,238)	(2,959,344)

Net increase (decrease)	$(26,148,268)	(1,504,473)	$24,868,165	1,729,494

Retirement Class:
Subscriptions	$31,329,591	1,947,423	$46,418,555	2,991,705
Reinvestment of distributions	2,939,986	191,530	171,045	11,683
Redemptions	(17,596,273)	(1,100,359)	(18,244,925)	(1,200,427)

Net increase	$16,673,304	1,038,594	$28,344,675	1,802,961

Total	$(9,474,964)	(465,879)	$53,212,840	3,532,455

INTERNATIONAL EQUITY INDEX FUND
Institutional Class:
Subscriptions	$42,269,293	2,043,341	$129,086,792	7,295,757
Reinvestment of distributions	8,984,270	438,043	5,733,927	337,886
Redemptions	(19,026,425)	(906,846)	(59,686,918)	(3,331,325)

Net increase	$32,227,138	1,574,538	$75,133,801	4,302,318

Retirement Class:
Subscriptions	$110,991,786	5,276,656	$95,168,360	5,060,984
Reinvestment of distributions	3,348,950	160,621	64,606	3,741
Exchanges	(15,317)	(720)	2,480	126
Redemptions	(21,099,834)	(1,005,184)	(17,431,386)	(936,297)

Net increase	$93,225,585	4,431,373	$77,804,060	4,128,554

Total	$125,452,723	6,005,911	$152,937,861	8,430,872

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

SOCIAL CHOICE EQUITY FUND
Institutional Class:
Subscriptions	$40,980,665	3,557,254	$15,444,751	1,472,115
Reinvestment of distributions	2,166,373	190,702	1,497,867	143,888
Redemptions	(69,539,624)	(6,078,501)	(11,500,557)	(1,091,747)

Net increase (decrease)	$(26,392,586)	(2,330,545)	$5,442,061	524,256

Retirement Class:
Subscriptions	$22,991,682	1,974,238	$33,230,624	3,128,733
Reinvestment of distributions	2,192,970	190,859	602,407	57,155
Redemptions	(3,729,454)	(321,640)	(10,291,350)	(967,067)

Net increase	$21,455,198	1,843,457	$23,541,681	2,218,821

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	14,519,931	1,358,938	18,946,628	1,945,848
Reinvestment of distributions	213,089	20,256	—	—
Exchanges	1,272,167	118,691	796,192	82,162
Redemptions	(417,326)	(39,267)	(131,189)	(13,015)

Net increase	$15,587,861	1,458,618	$20,111,631 (a)	2,064,995 (a)

Total	$10,650,473	971,530	$49,095,373	4,808,072

REAL ESTATE SECURITIES FUND
Institutional Class:
Subscriptions	$26,733,031	1,654,276	$59,741,779	4,248,467
Reinvestment of distributions	14,875,496	960,108	30,704,109	2,296,635
Redemptions	(33,634,226)	(2,005,418)	$(127,771,773)	(8,968,127)

Net increase (decrease)	$7,974,301	608,966	$(37,325,885)	(2,423,025)

Retirement Class:
Subscriptions	$165,566,055	9,707,028	$81,872,341	5,582,523
Reinvestment of distributions	17,228,543	1,086,817	19,356,953	1,421,641
Exchanges	12,819	708	(49,302)	(3,300)
Redemptions	(57,103,161)	(3,373,746)	(66,728,366)	(4,663,613)

Net increase	$125,704,256	7,420,807	$34,451,626	2,337,251

Retail Class:
Subscriptions	$20,752,759	1,256,899	$24,140,689	1,713,043
Reinvestment of distributions	13,803,317	895,241	21,462,462	1,615,653
Exchanges	5,935,629	348,824	(6,000,907)	(454,343)
Redemptions	(11,213,579)	(682,543)	(23,505,348)	(1,655,005)

Net increase	$29,278,126	1,818,421	$16,096,896	1,219,348

Total	$162,956,683	9,848,194	$13,222,637	1,133,574

(a)	For the period March 31, 2006 (commencement of operations) to September 30, 2006

180	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	Amount	Shares	Amount	Shares

MANAGED ALLOCATION FUND II
Institutional Class:
Seed money subscriptions	$—	—	$2,000,000	200,000
Subscriptions	10	1	10	1
Reinvestment of distributions	92,084	8,850	22,368	2,273
Redemptions	(10)	(1)	(10)	(1)

Net increase	$92,084	8,850	$2,022,368	202,273

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	2,243,430	213,608	7,898,257	806,432
Reinvestment of distributions	411,748	39,548	43,044	4,270
Redemptions	(777,160)	(74,190)	(349,947)	(35,329)

Net increase	$1,878,018	178,966	$8,091,354	825,373

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	6,567,412	622,816	5,306,281	537,118
Reinvestment of distributions	555,576	53,118	40,096	4,002
Exchanges	3,021,714	287,747	1,614,215	163,540
Redemptions	(293,520)	(27,905)	(154,175)	(15,687)

Net increase	$9,851,182	935,776	$7,306,417	738,973

Total	$11,821,284	1,123,592	$17,420,139	1,766,619

	For the Six Months Ended		For the Year Ended

	March 31, 2007 (Unaudited)		September 30, 2006
	Amount	Shares	Amount		Shares

BOND FUND
Institutional Class:
Subscriptions	$336,609,929	33,714,839	$608,608,154		61,392,614
Reinvestment of distributions	31,394,845	3,147,966	68,534,334		6,929,192
Redemptions	(628,592,877)	(62,734,744)	(404,588,356)		(40,974,119)

Net increase (decrease)	$(260,588,103)	(25,871,939)	$272,554,132		27,347,687

Retirement Class:
Seed money subscriptions	$—	—	$500,000		50,000
Subscriptions	3,871,340	381,355	797,152		79,515
Reinvestment of distributions	63,099	6,230	15,758		1,577
Redemptions	(474,255)	(46,769)	(56,882)		(5,703)

Net increase	$3,460,184	340,816	$1,256,028	(a)	125,389	(a)

Retail Class:
Seed money subscriptions	$—	—	$500,000		50,000
Subscriptions	1,076,929	106,203	479,416		47,875
Reinvestment of distributions	37,016	3,663	15,032		1,511
Exchanges	625,727	61,597	1,830		53
Redemptions	(27,529)	(2,716)	—		—

Net increase	$1,712,143	168,747	$996,278	(a)	99,439	(a)

Total	$(255,415,776)	(25,362,376)	$274,806,438		27,572,515

(a)	For the period March 31, 2006 (commencement of operations) to September 30, 2006

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	Amount	Shares	Amount	Shares

BOND PLUS FUND II
Institutional Class:
Seed money subscriptions	$—	—	$49,000,000	4,900,000
Subscriptions	5,387,467	532,236	6,721,020	676,194
Reinvestment of distributions	1,516,024	150,008	1,359,304	136,644
Redemptions	(350,808)	(34,673)	(287,210)	(28,824)

Net increase	$6,552,683	647,571	$56,793,114	5,684,014

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	3,964,460	390,432	1,969,451	196,372
Reinvestment of distributions	96,832	9,569	28,125	2,821
Redemptions	(597,596)	(59,063)	(46,311)	(4,662)

Net increase	$3,463,696	340,938	$2,451,265	244,531

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	2,564,931	252,682	1,919,366	192,928
Reinvestment of distributions	99,949	9,871	32,143	3,219
Exchanges	1,936,521	190,708	165,125	16,224
Redemptions	(74,421)	(7,326)	(71,850)	(7,295)

Net increase	$4,526,980	445,935	$2,544,784	255,076

Total	$14,543,359	1,434,444	$61,789,163	6,183,621

SHORT-TERM BOND FUND II
Institutional Class:
Seed money subscriptions	$—	—	$49,000,000	4,900,000
Subscriptions	14,821,244	1,476,363	6,322,370	633,245
Reinvestment of distributions	1,455,455	145,049	1,295,326	129,822
Redemptions	(330,016)	(32,768)	(16,485)	(1,649)

Net increase	$15,946,683	1,588,644	$56,601,211	5,661,418

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	5,106,110	506,864	2,226,119	222,740
Reinvestment of distributions	112,862	11,231	29,041	2,905
Redemptions	(369,360)	(36,681)	(297,156)	(29,858)

Net increase	$4,849,612	481,414	$2,458,004	245,787

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	2,780,892	276,697	1,896,070	189,992
Reinvestment of distributions	86,453	8,614	41,385	4,144
Exchanges	836,204	83,160	920,637	92,271
Redemptions	(541,196)	(53,880)	(50,601)	(5,078)

Net increase	$3,162,353	314,591	$3,307,491	331,329

Total	$23,958,648	2,384,649	$62,366,706	6,238,534

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	181

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Period March 31, 2006 (commencement of operations) to September 30, 2006

	Amount	Shares	Amount	Shares

HIGH-YIELD FUND II
Institutional Class:
Seed money subscriptions	$—	—	$49,000,000	4,900,000
Subscriptions	23,599,305	2,311,889	3,084,846	312,780
Reinvestment of distributions	2,177,807	215,390	1,804,841	183,983
Redemptions	(2,900,259)	(283,777)	(36,738)	(3,704)

Net increase	$22,876,853	2,243,502	$53,852,949	5,393,059

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	7,609,814	749,981	11,047,475	1,113,809
Reinvestment of distributions	218,997	21,686	33,444	3,406
Redemptions	(6,077,520)	(600,565)	(4,977,134)	(499,995)

Net increase	$1,751,291	171,102	$6,603,785	667,220

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	2,630,285	257,969	1,432,663	145,538
Reinvestment of distributions	128,217	12,629	49,464	5,031
Exchanges	1,679,859	165,591	825,521	83,778
Redemptions	(143,401)	(14,045)	(8,278)	(846)

Net increase	$4,294,960	422,144	$2,799,370	283,501

Total	$28,923,104	2,836,748	$63,256,104	6,343,780

TAX-EXEMPT BOND FUND II
Institutional Class:
Seed money subscriptions	$—	—	$49,500,000	4,950,000
Reinvestment of distributions	958,276	94,175	946,578	94,484

Net increase	$958,276	94,175	$50,446,578	5,044,484

Retail Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	2,281,115	223,571	2,184,922	217,477
Reinvestment of distributions	113,335	11,124	36,693	3,643
Exchanges	2,036,889	199,854	1,524,232	151,523
Redemptions	(129,322)	(12,672)	(10,785)	(1,063)

Net increase	$4,302,017	421,877	$4,235,062	421,580

Total	$5,260,293	516,052	$54,681,640	5,466,064

	For the Six Months Ended March 31, 2007 (Unaudited)		For the Year Ended September 30, 2006

	Amount	Shares	Amount	Shares

INFLATION-LINKED BOND FUND
Institutional Class:
Subscriptions	$100,252,740	10,007,278	$168,798,965	16,522,992
Reinvestment of distributions	1,290,565	126,899	23,581,921	2,340,449
Redemptions	(74,105,742)	(7,371,224)	(135,016,820)	(13,288,039)

Net increase	$27,437,563	2,762,953	$57,364,066	5,575,402

Retirement Class:
Seed money subscriptions	$—	—	$500,000	50,000
Subscriptions	7,319,768	719,040	5,400,511	532,517
Reinvestment of distributions	28,686	2,790	47,738	4,753
Redemptions	(1,865,475)	(182,547)	(317,823)	(31,704)

Net increase	$5,482,979	539,283	$5,630,426 (a)	555,566 (a)

Retail Class:
Subscriptions	$1,944,091	196,655	$8,132,556	802,799
Reinvestment of distributions	150,567	15,044	4,497,959	451,950
Exchanges	(3,058,775)	(312,492)	(9,796,711)	(983,706)
Redemptions	(3,346,860)	(339,629)	(9,619,888)	(956,822)

Net decrease	$(4,310,977)	(440,422)	$(6,786,084)	(685,779)

Total	$28,609,565	2,861,814	$56,208,408	5,445,189

MONEY MARKET FUND
Institutional Class:
Subscriptions	$43,857,049	43,857,049	$146,874,382	146,878,026
Reinvestment of distributions	5,071,749	5,071,749	10,889,072	10,889,072
Redemptions	(119,548,892)	(119,548,892)	(86,172,837)	(86,172,837)

Net increase (decrease)	$(70,620,094)	(70,620,094)	$71,590,617	71,594,261

Retirement Class:
Seed money subscriptions	$—	—	$500,000	500,000
Subscriptions	52,152,517	52,152,517	53,810,210	53,810,210
Reinvestment of distributions	1,226,128	1,226,128	386,301	386,301
Redemptions	(35,200,445)	(35,200,445)	(10,889,704)	(10,889,704)

Net increase	$18,178,200	18,178,200	$43,806,807 (a)	43,806,807 (a)

Retail Class:
Seed money subscriptions	$—	—	$500,000	500,000
Subscriptions	122,869,197	122,869,197	112,424,484	112,424,484
Reinvestment of distributions	4,153,458	4,153,458	1,291,058	1,291,058
Exchanges	2,499,443	2,499,443	24,322,122	24,322,122
Redemptions	(44,913,601)	(44,913,601)	(11,211,860)	(11,211,860)

Net increase	$84,608,497	84,608,497	$127,325,804 (a)	127,325,804 (a)

Total	$32,166,603	32,166,603	$242,723,228	242,726,872

(a)	For the period March 31, 2006 (commencement of operations) to September 30, 2006

182	2007 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Note 6—distributions to shareholders

The tax character of distributions paid to shareholders during the years ended September 30, 2006 was as follows:

	2006

Fund	Ordinary Income	Long-term Capital Gains	Total

Growth Equity	$775,387	$—	$775,387
Growth & Income	2,681,604	20,640,887	23,322,491
International Equity	26,769,165	50,008,748	76,777,913
Large-Cap Growth	—	—	—
Large-Cap Value	16,943,763	11,807,783	28,751,546
Mid-Cap Growth	95,466	6,360,175	6,455,641
Mid-Cap Value	17,861,858	7,572,763	25,434,621
Small-Cap Equity	15,663,086	18,112,058	33,775,144
Large-Cap Growth Index	4,147,493	3,138,201	7,285,694
Large-Cap Value Index	10,937,628	8,281,765	19,219,393
Equity Index	10,348,360	39,398,708	49,747,068
S&P 500 Index	9,378,860	1,113,153	10,492,013
Mid-Cap Growth Index	588,681	1,709,445	2,298,126
Mid-Cap Value Index	1,775,356	4,947,159	6,722,515
Mid-Cap Blend Index	1,620,885	3,539,691	5,160,576
Small-Cap Growth Index	321,008	4,832,792	5,153,800
Small-Cap Value Index	2,408,705	6,218,142	8,626,847
Small-Cap Blend Index	2,105,488	14,180,170	16,285,658
International Equity Index	4,575,005	2,242,114	6,817,119
Social Choice Equity	2,230,714	8,933	2,239,647
Real Estate Securities	65,198,393	10,900,333	76,098,726
Managed Allocation II	108,489	—	108,489
Bond	74,770,075	—	74,770,075
Bond Plus II	1,425,886	—	1,425,886
Short-Term Bond II	1,378,539	—	1,378,539
High-Yield II	1,906,129	—	1,906,129
Tax-Exempt Bond II	986,956	—	986,956	*
Inflation-Linked Bond	22,785,520	8,138,727	30,924,247
Money Market	12,696,049	—	12,696,049

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2006 of $965,230.

The tax character of the fiscal year 2007 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Bond, Short-Term Bond II, Bond Plus II and Money Market Funds, participate in a 364-day $1.5 billion committed revolving credit facility dated August 7, 2006 that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the period ended March 31, 2007 there were no borrowings under this credit facility by the Funds.

Note 8—in-kind transactions

For the period ended March 31, 2007, the Institutional Class of the following Funds had in-kind transactions consisting of marketable securities, which are included in subscriptions and redemptions in shareholder transactions in Note 5:

Fund	Value	Realized Gain

In-kind redemptions
International Equity	$229,340,671	$54,837,745
Large-Cap Value	121,395,460	23,332,251
Small-Cap Equity	22,386,311	3,665,240
Large-Cap Growth Index	368,152,806	56,843,931
Large-Cap Value Index	255,053,376	63,294,946
S&P 500 Index	79,728,031	27,304,571
Small-Cap Blend Index	48,052,348	17,413,593
Social Choice Equity	63,803,664	19,465,438
Bond	521,400	21,400

In-kind subscriptions
Mid-Cap Value Index	40,377,085

Note 9—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“FAS 157”). This new standard applies to all entities that follow U.S. GAAP, including mutual funds, and their valuation techniques for assets and liabilities. FAS 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the financial statements.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Semiannual Report	183

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 10—subsequent event

On April 20, 2007, each series of the TIAA-CREF Mutual Funds (the “Target Funds”) was reorganized into a corresponding series of the TIAA-CREF Institutional Mutual Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Target Fund shareholders on April 3, 2007. Total shares issued by the Acquiring Funds and the total net assets of the Acquiring and Target Funds on the date of the transfer were as follows:

Target Fund	Acquiring Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Growth & Income Fund	Growth & Income Fund	50,594,967	$574,720,947	$236,336,007	$811,056,954
International Equity Fund	International Equity Fund	50,200,030	574,321,394	1,542,353,663	2,116,675,057
Growth Equity Fund	Large Cap Growth Fund	49,471,820	532,066,693	28,139,502	560,206,195
Equity Index Fund	Equity Index Fund	36,198,059	409,385,759	824,262,462	1,233,648,221
Social Choice Equity Fund	Social Choice Equity Fund	15,186,540	171,001,312	268,775,021	439,776,333
Managed Allocation Fund	Managed Allocation Fund II	54,926,552	591,552,292	32,935,811	624,488,103
Bond Plus Fund	Bond Plus Fund II	49,007,443	495,501,026	79,104,306	574,605,332
Short-Term Bond Fund	Short-Term Bond Fund II	17,842,040	179,229,547	89,268,507	268,498,054
High-Yield Bond Fund	High-Yield Fund II	26,660,864	273,828,126	97,874,440	371,702,566
Tax-Exempt Bond Fund	Tax-Exempt Bond Fund II	18,942,328	192,242,731	62,197,829	254,440,560
Money Market Fund	Money Market Fund	702,860,777	702,860,777	490,770,002	1,193,630,779

184	2007 Semiannual Report ▪ TIAA-CREF Insititutional Mutual Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
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TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
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PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds, after-tax annuities and life insurance

800 223-1200
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FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755
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TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
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TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
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TIAA-CREF TUITION FINANCING, INC.

Tuition financing programs

888 381-8283
8 a.m. to 10 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus that contains this and other information, please visit www.tiaa-cref.org, or call 800 897-9069 for the Institutional Class, 877 518-9161 for the Retirement Class or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

© 2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

PRST STD U.S. POSTAGE PAID TIAA-CREF

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper	A10844
C38583	5/07

2007 SEMIANNUAL REPORT

TIAA-CREF
LIFECYCLE FUNDS
OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
RETIREMENT AND INSTITUTIONAL CLASSES

MARCH 31, 2007
Financial statements (unaudited) including portfolios of investments

Lifecycle Funds

2010 Fund

2015 Fund

2020 Fund

2025 Fund

2030 Fund

2035 Fund

2040 Fund

SIGN UP FOR ELECTRONIC DELIVERY AT
www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF MARCH 31, 2007

		Average annual compound rates of total return

Retirement Class	Inception date	1 year	since inception

LIFECYCLE FUNDS
2010 Fund	10/15/2004	8.82%	9.13%
2015 Fund	10/15/2004	9.40	10.02
2020 Fund	10/15/2004	9.72	10.70
2025 Fund	10/15/2004	10.12	11.42
2030 Fund	10/15/2004	10.51	11.97
2035 Fund	10/15/2004	10.93	12.74
2040 Fund	10/15/2004	11.43	13.40

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/performance/retirement/index.html, or call 800 842-2776.

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This report contains information about the operations of the Lifecycle Funds, an offering of TIAA-CREF Institutional Mutual Funds, for the six-month period that ended on March 31, 2007. The report provides information about the holdings of both the Retirement and Institutional share classes and performance results for the Retirement Class. Performance results for the Institutional Class, which was first offered on January 17, 2007, are not included because of the short period of operation of this class.

          The report includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, that describes how returns from various asset classes differed during the six months.

          The report also contains a detailed explanation of how the funds’ investment results were achieved, on pages 10 and 11, followed by the fund performance section, which compares each fund’s returns with those of its composite benchmark, Morningstar peer group and a broad-based market index.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit our website at www.tiaa-cref.org, or call 877 518-9161 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

CONTENTS

Report to investors	2	2025 Fund	18
		2030 Fund	20
More information for investors	4	2035 Fund	22
		2040 Fund	24
Special terms	5
		Portfolios of investments	26
Important information about expenses	6
		Financial statements
An introduction to the Lifecycle Funds	8	Statements of assets and liabilities	30
		Statements of operations	32
Why do the funds use composite benchmarks?	9	Statements of changes in net assets	34
		Financial highlights	39
Investment results of the Lifecycle Funds	10	Notes to financial statements	46

Lifecycle Funds performance		How to reach us	Inside back cover
2010 Fund	12
2015 Fund	14
2020 Fund	16

REPORT TO INVESTORS

For the six-month period ended March 31, 2007, all seven Lifecycle Funds posted solid gains. Returns for the Retirement Class ranged from 6.3% for the 2010 Fund to 9.7% for the 2040 Fund. Performance was driven by the exceptional returns of two of their underlying funds:

•	The International Equity Fund, which outpaced its benchmark and its Morningstar peer group.

•	The Large-Cap Value Fund, which outperformed its benchmark and its Morningstar peers.

All the Lifecycle Funds were helped by the strong showings of these two funds, but those with the largest weightings benefited most.

Foreign stocks again score superior gains

The world’s stock markets experienced increased volatility during February and March, but, buoyed by healthy returns in the fourth quarter of 2006, stocks posted solid gains for the six-month period. The Russell 3000® Index, one of the most comprehensive measures of the U.S. market, advanced 8.5%, while the MSCI EAFE® Index, which measures stock performance in 21 foreign nations, climbed 14.9%.

          Foreign stocks got a boost from a euro and pound that continued to strengthen against the dollar throughout the six months. The EAFE’s 7.0% gain during the fourth quarter of 2006 rose to 10.4% when converted to U.S. dollars, with a return of 3.3% in the first quarter of 2007 becoming 4.1% in U.S. dollar terms.

          Throughout the six-month period, the Federal Reserve kept short-term interest rates at 5.25%. With the economy cooling and the demand for longer-dated debt proving resilient, long-term bond yields remained below short-term yields. At the beginning of the period, 10-year Treasuries yielded 4.63%; they yielded 4.64% at the end of March.

          The Lehman Brothers U.S. Aggregate Index, which measures investment-grade domestic bonds, returned 2.8% for the six months.

Each fund employs a broadly diversified portfolio

While the portfolio composition of each Lifecycle fund is different, all the funds spread their investments across several asset classes in an effort to reduce risk. This means doing more than simply adding bonds to a stock portfolio.

          Stock investments are diversified by company size and by style (growth/value). Holdings stretch across geographical borders, with assets in all regions of the United States and in more than a dozen foreign nations as well.

          All the Lifecycle Funds have an allocation to the Bond Fund as a core holding. Depending on the time horizon of each Lifecycle fund, it may also include holdings in other bond

2	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

funds. During the period covered by this report, these included the High-Yield Fund II, the Short-Term Bond Fund II and the Inflation-Linked Bond Fund.

          Of course, no investment strategy can guarantee results or prevent losses, but diversification is a proven method for controlling risk, because weak returns from one type of investment can often be tempered by better performance from others.

Steady allocations to stocks boost the funds’ returns

History has shown that stocks—especially over the long term—are capable of producing higher returns than bonds and real estate. That is why each Lifecycle fund maintains an allocation to the stock market throughout its investment time span. In order to limit risk, this allocation is reduced as the fund’s target retirement date approaches.

          To maximize the potential of their stock allocations, the underlying equity funds seek to be fully invested at all times, rather than holding some cash in reserve in an attempt to time the market. During the six months covered by this report, more than 80% of the rise in the U.S. stock market occurred in the fourth quarter of 2006. The Lifecycle Funds were able to participate fully in the market’s outsized advance during that quarter.

          After carefully reassessing our asset allocation strategy, we have decided to enhance the Lifecycle Funds’ allocation “glide path”—the process of slowly reallocating investment assets over time. These enhancements include larger allocations to equities both prior to and during retirement. The funds’ new prospectus, which became effective on April 24, 2007, explains these changes in detail. We believe these enhancements will provide greater opportunities for investors to reach their long-term goals.

          Pages 10 and 11 of this report provide a detailed explanation of the funds’ performance during the last six months.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete Lifecycle Funds’ portfolios of investments begin on page 26 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Lifecycle Funds have the right to vote on proxy issues of companies in which the underlying funds invest. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

4	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Composite benchmarks are customized combinations of other benchmarks. TIAA-CREF has created composite benchmarks, using the benchmarks of the underlying funds in which the Lifecycle Funds invest, to better measure the performance of the Lifecycle Funds.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is larger than that same security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of holdings bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a mutual fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is smaller than that same security’s percentage of the benchmark. See also “Overweight holding.”

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund indirectly bears its pro rata share of fees and expenses incurred by the underlying funds.

The examples that appear on page 7 are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2006, and held for six months until March 31, 2007.

Actual expenses

The first line of the two lines listed for each fund in the table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the table shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses, which is not the actual return of any of the individual funds.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2007

Lifecycle Funds— Retirement Class	Starting fund value (10/1/06)	Ending fund value (3/31/07)	*	Expenses paid (10/1/06–3/31/07)	†‡

2010 Fund actual return	$1,000.00	$1,062.50		$3.29
5% annual hypothetical return	1,000.00	1,020.83		3.23

2015 Fund actual return	$1,000.00	$1,070.20		$3.30
5% annual hypothetical return	1,000.00	1,020.78		3.23

2020 Fund actual return	$1,000.00	$1,073.70		$3.36
5% annual hypothetical return	1,000.00	1,020.63		3.28

2025 Fund actual return	$1,000.00	$1,080.60		$3.37
5% annual hypothetical return	1,000.00	1,020.37		3.28

2030 Fund actual return	$1,000.00	$1,084.60		$3.38
5% annual hypothetical return	1,000.00	1,020.27		3.28

2035 Fund actual return	$1,000.00	$1,090.70		$3.44
5% annual hypothetical return	1,000.00	1,019.77		3.33

2040 Fund actual return	$1,000.00	$1,096.80		$3.45
5% annual hypothetical return	1,000.00	1,019.92		3.33

*

“Ending fund value” for the hypothetical example would be $1,024.93 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The expense examples shown above apply only to the Retirement Class of the Lifecycle Funds. The amounts shown in the “Expenses paid” column include each fund’s own expense ratio and its pro rata share of its underlying funds’ expenses (which the fund bears indirectly through the underlying funds in which it invests) for the most recent fiscal half year. For that period, the 2010 and 2015 Funds’ actual annualized six-month combined total expense ratio was 0.64%; the actual combined total expense ratio for the 2020, 2025 and 2030 Funds was 0.65%, and the actual combined total expense ratio for the 2035 and 2040 Funds was 0.66%. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2007. These expense ratios reflect an agreement by the funds’ adviser to waive its fees and to reimburse the funds for all other expenses (except the Retirement Class service fee) through April 30, 2008. Without these waivers and reimbursements, the funds’ expenses would have been higher, and their performance lower.

‡

On April 24, 2007 the Lifecycle Funds’ target allocations were changed. This is projected to reduce the combined total expense ratios of the Retirement Class of the 2010, 2015 and 2025 funds to 0.57% and those of the Retirement Class of the 2020, 2030, 2035 and 2040 funds to 0.58%. These expense ratios continue to reflect the waivers and reimbursements noted above. If these expense ratios had been in effect during the six months ended March 31, 2007, the expenses for the Retirement Class of the Lifecycle Funds, based on a starting fund value of $1,000.00, would have been $2.93 for the 2010 Fund, $2.94 for the 2015 Fund, $3.00 for the 2020 Fund, $2.96 for the 2025 Fund, $3.01 for the 2030 Fund, $3.02 for the 2035 Fund and $3.03 for the 2040 Fund.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	7

AN INTRODUCTION TO THE LIFECYCLE FUNDS

The Lifecycle Funds are designed to provide an investor with a single investment portfolio managed with the investor’s target retirement date in mind.

          Each Lifecycle fund invests in several underlying equity (stock) and fixed-income (bond) funds offered by the TIAA-CREF Institutional Mutual Funds. Funds intended for investors retiring sooner are more conservative, with larger holdings in underlying funds that invest in fixed-income securities and smaller holdings in equity funds. Funds intended for investors retiring later are more aggressive, with larger equity allocations and smaller fixed-income ones.

          Each Lifecycle fund’s allocation will gradually change over time, becoming more conservative as the investor approaches retirement. The Lifecycle Funds are suited for investors who do not wish to select the mix of funds for their retirement portfolios and who instead prefer to leave such decisions to professional money managers. The funds are also suitable for investors seeking broad exposure to the stock and bond markets. However, it is important to keep in mind that there is no guarantee that an investor’s objectives will be met.

Diversifying retirement assets

The underlying funds used by the Lifecycle Funds include a group of equity funds that invest in issues of different sizes (large-, mid- and small-capitalization companies), locations (United States and abroad) and investing styles (growth and value). The fixed-income funds invest in bonds from several types of issuers and with a range of maturity dates.

          Because different kinds of investments tend to do well at different times, the diversification provided by spreading the Lifecycle Funds’ investments among various underlying equity and fixed-income funds can help control an investor’s risk. However, diversification does not guarantee against loss.

Keeping target allocations on track

The Lifecycle Funds provide the additional convenience of regular rebalancing among underlying funds to maintain each fund’s target allocation. This is done periodically or whenever the percentages of the underlying funds exceed preset limits. Like diversification, rebalancing can help reduce the risk of a portfolio. However, rebalancing does not protect against loss or guarantee that your financial goals will be met.

          We periodically assess the Lifecycle Funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments are described in the prospectus dated April 24, 2007.

8	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

WHY DO THE FUNDS USE COMPOSITE BENCHMARKS?

Each of the Lifecycle Funds uses a composite benchmark that combines the returns of the benchmarks of the fund’s underlying funds, according to that Lifecycle fund’s target allocations. The Lifecycle Funds’ underlying funds and their individual benchmarks during the period covered by this report were:

•

Growth Equity Fund: The Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the stocks of large domestic companies. The Russell 1000 Growth Index measures those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates.

•

Large-Cap Value Fund: The Russell 1000 Value Index, a subset of the Russell 1000 Index, which measures the stocks of large domestic companies. The Russell 1000 Value Index measures those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates.

•	Small-Cap Equity Fund: The Russell 2000® Index, which measures the stocks of the 2,000 smallest companies in the Russell 3000 Index.

•	International Equity Fund: The MSCI EAFE® Index, which measures the performance of leading stocks in 21 developed nations outside North America.

•

Real Estate Securities Fund: The Dow Jones Wilshire Real Estate Securities Index, which measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. (Holdings in this fund were greatly reduced during this period, and its benchmark was dropped from the composite benchmark.)

•	Bond Fund: The Lehman Brothers U.S. Aggregate Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market.

•

Inflation-Linked Bond Fund: The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, which measures the performance of inflation-indexed securities issued by the U.S. government with at least one year to maturity.

•

Short-Term Bond Fund II: The Lehman Brothers U.S. Government/Credit (1–5 Year) Index, which measures the performance primarily of U.S. Treasury and agency securities, and corporate bonds with 1–5 year maturities.

•

High-Yield Fund II: The Merrill Lynch BB/B Cash Pay Issuer Constrained Index, which measures the performance of securities that pay interest in cash and have a credit rating of BB or B. The representation of any single bond issuer is restricted to a maximum of 2% of the index.

You cannot invest directly in any index.

Russell 1000, 2000 and 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. EAFE is a trademark of Morgan Stanley Capital International, Inc. EAFE stands for Europe, Australasia and Far East. S&P 500 is a registered trademark and service mark of McGraw-Hill Companies, Inc.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2007

Each of the seven Retirement Class Lifecycle Funds outperformed its composite benchmark during the period, with returns ranging from 6.25% for the 2010 Fund to 9.68% for the 2040 Fund. The following pages provide detailed performance information for each fund.

Market rallies in the fourth quarter before slowing

During the six-month period, the Russell 3000® Index, which measures the broad U.S. stock market, gained 8.49%. Most of the advance occurred in the fourth quarter of 2006, when healthy corporate earnings growth and the continued strength of the global economy boosted U.S. stocks to a 7.12% gain.

          However, the Russell 3000 rose only 1.28% in the first quarter of 2007, partly due to worries about a slowing economy and an elevated inflation rate. A jump in defaults among sub-prime mortgages and the ongoing downturn in the housing industry also weighed on the market.

          Foreign stocks continued to outperform domestic issues in the six-month period: the MSCI EAFE® Index, which measures the 21 largest stock markets outside North America, advanced 14.85% in dollar terms. The EAFE’s superior performance resulted in part from a stronger euro and pound, which amplified gains for U.S. investors.

Short-term interest rates remain stable

After hiking the federal funds rate 17 times during a two-year period beginning in June 2004, the Federal Reserve kept the rate stable at 5.25% in its last four meetings of 2006 and at two meetings during the first quarter of 2007. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.)

          The decision to keep the rate steady during the second half of 2006 was made after weighing competing considerations. On the one hand, the central bank expressed concern about the level of core inflation. On the other hand, it noted that economic growth had slowed over the course of 2006.

          At its meeting in January 2007, the Fed reported that inflation indicators had shown modest improvements and that the housing market was beginning to show signs of stabilizing. However, following its meeting in March, the central bank acknowledged that core inflation remained elevated and that the threat of rising prices, not an economic slowdown, remained its primary concern.

          During the six months, bond yields fell slightly, lifting prices. The Lehman Brothers U.S. Aggregate Index, a proxy for the broad investment-grade bond market, gained a solid 2.76%.

10	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Stock selections boost the funds’ performance

For the Retirement Class of the Lifecycle Funds, total outperformance during the six months ranged from 0.54% for the 2020 Fund to 1.07% for the 2040 Fund.

          The funds’ strong results were due to the gains posted by the International Equity Fund and the Large-Cap Value Fund, both of which scored double-digit returns and beat their respective benchmarks by wide margins.

          During the six months, the International Equity Fund advanced 19.08%, while its benchmark, the MSCI EAFE Index, returned 14.85%. The fund was buoyed by successful overweight positions that included Italian car maker Fiat and French hotel operator Accor. Out-of-benchmark holdings in two German companies, steel distributor Kloeckner & Co. and drug maker Bayer, also helped lift the fund’s return well above the benchmark’s.

          The Large-Cap Value Fund gained 11.43%, versus 9.34% for its benchmark, the Russell 1000® Value Index. The fund outpaced its benchmark due to numerous out-of-benchmark holdings, including two French companies: industrial giant Alstom and hotel operator Accor. Overweight positions in RadioShack and paper supplier Temple-Inland also contributed to returns.

          During the period covered by this report, the Real Estate Securities Fund was removed from the target allocations of the Lifecycle Funds. This has led to a substantial decrease in holdings in this fund. Target allocations to the International Equity Fund were substantially increased.

          Results for the underlying fixed-income funds were close to their respective benchmarks. The 2.59% gain of the Bond Fund—the largest component on the fixed-income side—slightly trailed its benchmark’s.

Stock funds drive returns

Each Lifecycle fund’s performance differs from that of the overall U.S. stock or bond market according to that fund’s asset allocations. Due to the strong performance of the equity markets during this period, Lifecycle Funds with target retirement dates farther in the future—those with larger allocations to stocks—posted higher returns than those funds closer to their respective target retirement dates with a smaller percentage of stocks. (Please see page 8 for a more detailed explanation of how the Lifecycle Funds are managed.)

          The Lifecycle Funds continued to be fully invested at all times, and differences between target allocations and actual underlying fund allocations did not substantially affect performance.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	11

LIFECYCLE 2010 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2010 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	6.25%	8.82%	9.13%

2010 Fund Composite Index[1]	5.62	9.55	9.52

Broad-based market index:
Lehman Brothers U.S. Aggregate Index	2.76	6.59	3.48

Morningstar Target-Date 2000–2014	5.67	7.86	7.27

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2010 Fund Composite Index consisted of: 35.3% Lehman Brothers U.S. Aggregate Index; 15.1% Russell 1000® Growth Index; 15.0% Russell 1000 Value Index; 11.0% MSCI EAFE® Index; 10.9% Lehman Brothers U.S. TIPS Index; 5.8% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 2.9% Russell 2000® Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLEX
Net assets	$155.21 million
Portfolio turnover rate	17%
Combined total expense ratio†	0.64%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

12	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,398 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	35.3%	32.5%
Growth Equity Fund	15.1	16.5
Large-Cap Value Fund	15.0	16.3
International Equity Fund	11.0	12.4
Inflation-Linked Bond Fund	10.9	10.6
Short-Term Bond Fund II	5.8	5.7
High-Yield Fund II	4.0	2.9
Small-Cap Equity Fund	2.9	2.9
Real Estate Securities Fund	—	0.2

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	13

LIFECYCLE 2015 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2015 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	7.02%	9.40%	10.02%

2015 Fund Composite Index[1]	6.43	10.35	10.47

Broad-based market index:
S&P 500®Index	7.38	11.83	12.91

Morningstar Target-Date 2015–2029	8.13	9.74	10.92

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2015 Fund Composite Index consisted of: 32.4% Lehman Brothers U.S. Aggregate Index; 18.2% Russell 1000® Growth Index; 18.1% Russell 1000 Value Index; 13.3% MSCI EAFE® Index; 7.4% Lehman Brothers U.S. TIPS Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 3.5% Russell 2000® Index; and 3.1% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLIX
Net assets	$117.08 million
Portfolio turnover rate	19%
Combined total expense ratio†	0.64%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

14	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,647 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	32.4%	29.8%
Growth Equity Fund	18.2	19.2
Large-Cap Value Fund	18.1	19.3
International Equity Fund	13.3	14.4
Inflation-Linked Bond Fund	7.4	7.6
High-Yield Fund II	4.0	3.0
Small-Cap Equity Fund	3.5	3.5
Short-Term Bond Fund II	3.1	3.1
Real Estate Securities Fund	—	0.1

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	15

LIFECYCLE 2020 FUND   EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2020 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	7.37%	9.72%	10.70%

2020 Fund Composite Index[1]	6.83	10.74	11.12

Broad-based market index:
S&P 500® Index	7.38	11.83	12.91

Morningstar Target-Date 2015–2029	8.13	9.74	10.92

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2020 Fund Composite Index consisted of: 34.8% Lehman Brothers U.S. Aggregate Index; 19.9% Russell 1000® Growth Index; 19.8% Russell 1000 Value Index; 14.5% MSCI EAFE® Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 3.8% Russell 2000® Index; 2.4% Lehman Brothers U.S. TIPS Index; and 0.8% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLTX
Net assets	$103.54 million
Portfolio turnover rate	24%
Combined total expense ratio†	0.65%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

16	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,842 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	34.8%	32.2%
Growth Equity Fund	19.9	21.4
Large-Cap Value Fund	19.8	20.5
International Equity Fund	14.5	15.5
High-Yield Fund II	4.0	3.0
Small-Cap Equity Fund	3.8	3.9
Inflation-Linked Bond Fund	2.4	2.6
Short-Term Bond Fund II	0.8	0.8
Real Estate Securities Fund	—	0.1

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	17

LIFECYCLE 2025 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2025 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	8.06%	10.12%	11.42%

2025 Fund Composite Index[1]	7.26	11.16	11.79

Broad-based market index:
S&P 500® Index	7.38	11.83	12.91

Morningstar Target-Date 2015–2029	8.13	9.74	10.92

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2025 Fund Composite Index consisted of: 33.0% Lehman Brothers U.S. Aggregate Index; 21.6% Russell 1000® Growth Index; 21.5% Russell 1000 Value Index; 15.8% MSCI EAFE® Index; 4.1% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLFX
Net assets	$80.35 million
Portfolio turnover rate	27%
Combined total expense ratio†	0.65%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

18	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,049 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	33.0%	30.6%
Growth Equity Fund	21.6	22.9
Large-Cap Value Fund	21.5	23.0
International Equity Fund	15.8	16.7
Small-Cap Equity Fund	4.1	4.4
High-Yield Fund II	4.0	2.2
Inflation-Linked Bond Fund	—	0.2

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	19

LIFECYCLE 2030 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2030 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	8.46%	10.51%	11.97%

2030 Fund Composite Index[1]	7.71	11.58	12.47

Broad-based market index:
S&P 500® Index	7.38	11.83	12.91

Morningstar Target-Date 2030+	9.56	10.59	13.68

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2030 Fund Composite Index consisted of: 28.0% Lehman Brothers U.S. Aggregate Index; 23.3% Russell 1000® Growth Index; 23.2% Russell 1000 Value Index; 17.0% MSCI EAFE® Index; 4.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol Retirement Class	TCLNX
Net assets	$73.28 million
Portfolio turnover rate	22%
Combined total expense ratio†	0.65%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

20	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,207 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	28.0%	25.7%
Growth Equity Fund	23.3	24.5
Large-Cap Value Fund	23.2	24.3
International Equity Fund	17.0	18.0
Small-Cap Equity Fund	4.5	4.4
High-Yield Fund II	4.0	2.9
Inflation-Linked Bond Fund	—	0.2

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	21

LIFECYCLE 2035 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2035 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	9.07%	10.93%	12.74%

2035 Fund Composite Index[1]	8.16	12.01	13.15

Broad-based market index:
S&P 500® Index	7.38	11.83	12.91

Morningstar Target-Date 2030+	9.56	10.59	13.68

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2035 Fund Composite Index consisted of: 25.0% Russell 1000® Growth Index; 24.9% Russell 1000 Value Index; 23.0% Lehman Brothers U.S. Aggregate Index; 18.3% MSCI EAFE® Index; 4.8% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLRX
Net assets	$52.73 million
Portfolio turnover rate	20%
Combined total expense ratio†	0.66%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

22	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,431 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	25.0%	26.3%
Large-Cap Value Fund	24.9	25.9
Bond Fund	23.0	20.0
International Equity Fund	18.3	19.7
Small-Cap Equity Fund	4.8	4.8
High-Yield Fund II	4.0	3.0
Inflation-Linked Bond Fund	—	0.2
Real Estate Securities Fund	—	0.1

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	23

LIFECYCLE 2040 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2007

	Total return*	Average annual compound rates of total return*

Lifecycle 2040 Fund	6 months	1 year	since inception

Retirement Class (inception: 10/15/2004)	9.68%	11.43%	13.40%

2040 Fund Composite Index[1]	8.61	12.44	13.83

Broad-based market index:
S&P 500® Index	7.38	11.83	12.91

Morningstar Target-Date 2030+	9.56	10.59	13.68

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

As of 3/31/2007, the 2040 Fund Composite Index consisted of: 26.7% Russell 1000® Value Index; 26.7% Russell 1000 Growth Index; 19.5% MSCI EAFE® Index; 18.0% Lehman Brothers U.S. Aggregate Index; 5.1% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

TARGET ALLOCATION (3/31/2007)

FUND PROFILE

Ticker symbol
Retirement Class	TCLOX
Net assets	$66.80 million
Portfolio turnover rate	17%
Combined total expense ratio†	0.66%

†	Includes the fund’s underlying fund expenses. Please see April 24, 2007 prospectus for new target allocations, which are expected to reduce expenses.

24	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,626 as of March 31, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

FISCAL YEAR TOTAL RETURN‡

Retirement Class

‡	Does not include returns from October 15, 2004, through September 30, 2005

*	Partial fiscal year

ASSET ALLOCATION (3/31/2007)*

Underlying funds	Target allocation	Total portfolio investments

Large-Cap Value Fund	26.7%	27.5%
Growth Equity Fund	26.7	27.6
International Equity Fund	19.5	21.1
Bond Fund	18.0	15.5
Small-Cap Equity Fund	5.1	5.1
High-Yield Fund II	4.0	2.9
Inflation-Linked Bond Fund	—	0.2
Real Estate Securities Fund	—	0.1

Total	100.0	100.0

*	The fund’s target allocations were changed on April 24, 2007, and the portfolio is being adjusted gradually to reach these new targets.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	25

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2010 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
4,996,895	TIAA-CREF Institutional Bond Fund		$49,869,009	32.13%
3,323,820	TIAA-CREF Institutional Growth Equity Fund		25,327,512	16.32
438,181	TIAA-CREF Institutional High-Yield Fund II		4,469,444	2.88
1,640,835	TIAA-CREF Institutional Inflation-Linked Bond Fund		16,654,473	10.73
1,385,804	TIAA-CREF Institutional International Equity Fund		18,943,946	12.20
1,520,660	TIAA-CREF Institutional Large-Cap Value Fund		24,923,614	16.06
17,803	TIAA-CREF Institutional Real Estate Securities Fund		289,478	0.19
866,114	TIAA-CREF Institutional Short-Term Bond Fund II		8,704,447	5.61
316,787	TIAA-CREF Institutional Small-Cap Equity Fund		5,046,411	3.25

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $150,810,546)	154,228,334	99.37

	TOTAL PORTFOLIO	(Cost $150,810,546)	154,228,334	99.37
	OTHER ASSETS & LIABLITIES, NET		978,168	0.63

	NET ASSETS		$155,206,502	100.00%

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2015 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
3,479,532	TIAA-CREF Institutional Bond Fund		$34,725,731	29.66%
2,942,092	TIAA-CREF Institutional Growth Equity Fund		22,418,740	19.15
344,190	TIAA-CREF Institutional High-Yield Fund II		3,510,737	3.00
871,085	TIAA-CREF Institutional Inflation-Linked Bond Fund		8,841,518	7.55
1,256,523	TIAA-CREF Institutional International Equity Fund		17,176,668	14.67
1,368,392	TIAA-CREF Institutional Large-Cap Value Fund		22,427,937	19.16
9,937	TIAA-CREF Institutional Real Estate Securities Fund		161,575	0.14
353,493	TIAA-CREF Institutional Short-Term Bond Fund II		3,552,608	3.03
255,075	TIAA-CREF Institutional Small-Cap Equity Fund		4,063,342	3.47

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $113,512,093)	116,878,856	99.83

	TOTAL PORTFOLIO	(Cost $113,512,093)	116,878,856	99.83
	OTHER ASSETS & LIABLITIES, NET		200,263	0.17

	NET ASSETS		$117,079,119	100.00%

26	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2020 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
3,303,621	TIAA-CREF Institutional Bond Fund		$32,970,141	31.84%
2,871,312	TIAA-CREF Institutional Growth Equity Fund		21,879,398	21.13
299,401	TIAA-CREF Institutional High-Yield Fund II		3,053,886	2.95
265,140	TIAA-CREF Institutional Inflation-Linked Bond Fund		2,691,167	2.60
1,162,604	TIAA-CREF Institutional International Equity Fund		15,892,798	15.35
1,315,744	TIAA-CREF Institutional Large-Cap Value Fund		21,565,042	20.83
5,751	TIAA-CREF Institutional Real Estate Securities Fund		93,504	0.09
74,446	TIAA-CREF Institutional Short-Term Bond Fund II		748,186	0.72
250,197	TIAA-CREF Institutional Small-Cap Equity Fund		3,985,640	3.85

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $99,923,495)	102,879,762	99.36

	TOTAL PORTFOLIO	(Cost $99,923,495)	102,879,762	99.36
	OTHER ASSETS & LIABLITIES, NET		660,414	0.64

	NET ASSETS		$103,540,176	100.00%

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2025 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
2,468,563	TIAA-CREF Institutional Bond Fund		$24,636,255	30.66%
2,391,086	TIAA-CREF Institutional Growth Equity Fund		18,220,073	22.67
173,359	TIAA-CREF Institutional High-Yield Fund II		1,768,263	2.20
10,352	TIAA-CREF Institutional Inflation-Linked Bond Fund		105,071	0.13
984,316	TIAA-CREF Institutional International Equity Fund		13,455,596	16.75
1,112,069	TIAA-CREF Institutional Large-Cap Value Fund		18,226,807	22.68
2,269	TIAA-CREF Institutional Real Estate Securities Fund		36,902	0.05
219,398	TIAA-CREF Institutional Small-Cap Equity Fund		3,495,006	4.35

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $77,569,142)	79,943,973	99.49

	TOTAL PORTFOLIO	(Cost $77,569,142)	79,943,973	99.49
	OTHER ASSETS & LIABLITIES, NET		408,581	0.51

	NET ASSETS		$80,352,554	100.00%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	27

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2030 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
1,871,444	TIAA-CREF Institutional Bond Fund		$18,677,008	25.49%
2,331,602	TIAA-CREF Institutional Growth Equity Fund		17,766,806	24.24
203,450	TIAA-CREF Institutional High-Yield Fund II		2,075,186	2.83
15,228	TIAA-CREF Institutional Inflation-Linked Bond Fund		154,569	0.21
984,512	TIAA-CREF Institutional International Equity Fund		13,458,286	18.36
1,076,194	TIAA-CREF Institutional Large-Cap Value Fund		17,638,826	24.07
2,418	TIAA-CREF Institutional Real Estate Securities Fund		39,317	0.05
202,696	TIAA-CREF Institutional Small-Cap Equity Fund		3,228,945	4.41

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $70,741,666)	73,038,943	99.66

	TOTAL PORTFOLIO	(Cost $70,741,666)	73,038,943	99.66
	OTHER ASSETS & LIABLITIES, NET		246,001	0.34

	NET ASSETS		$73,284,944	100.00%

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2035 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
1,077,147	TIAA-CREF Institutional Bond Fund		$10,749,931	20.39%
1,805,089	TIAA-CREF Institutional Growth Equity Fund		13,754,778	26.09
151,930	TIAA-CREF Institutional High-Yield Fund II		1,549,689	2.94
10,473	TIAA-CREF Institutional Inflation-Linked Bond Fund		106,304	0.20
755,610	TIAA-CREF Institutional International Equity Fund		10,329,192	19.59
828,908	TIAA-CREF Institutional Large-Cap Value Fund		13,585,798	25.76
2,352	TIAA-CREF Institutional Real Estate Securities Fund		38,242	0.07
158,418	TIAA-CREF Institutional Small-Cap Equity Fund		2,523,600	4.79

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $50,869,679)	52,637,534	99.83

	TOTAL PORTFOLIO	(Cost $50,869,679)	52,637,534	99.83
	OTHER ASSETS & LIABLITIES, NET		90,399	0.17

	NET ASSETS		$52,727,933	100.00%

28	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2040 FUND ▪ MARCH 31, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS
1,025,739	TIAA-CREF Institutional Bond Fund		$10,236,875	15.32%
2,397,000	TIAA-CREF Institutional Growth Equity Fund		18,265,138	27.34
189,865	TIAA-CREF Institutional High-Yield Fund II		1,936,621	2.90
12,176	TIAA-CREF Institutional Inflation-Linked Bond Fund		123,587	0.18
1,024,082	TIAA-CREF Institutional International Equity Fund		13,999,200	20.96
1,119,113	TIAA-CREF Institutional Large-Cap Value Fund		18,342,262	27.46
3,545	TIAA-CREF Institutional Real Estate Securities Fund		57,648	0.09
226,745	TIAA-CREF Institutional Small-Cap Equity Fund		3,612,049	5.41

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $64,509,363)	66,573,380	99.66

	TOTAL PORTFOLIO	(Cost $64,509,363)	66,573,380	99.66
	OTHER ASSETS & LIABLITIES, NET		227,005	0.34

	NET ASSETS		$66,800,385	100.00%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	29

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS MARCH 31, 2007

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund	Lifecycle 2040 Fund

ASSETS
Portfolio investments affiliated, at cost	$150,810,546	$113,512,093	$99,923,495	$77,569,142	$70,741,666	$50,869,679	$64,509,363
Net unrealized appreciation of portfolio investments	3,417,788	3,366,763	2,956,267	2,374,831	2,297,277	1,767,855	2,064,017

Total portfolio investments affiliated, at value	154,228,334	116,878,856	102,879,762	79,943,973	73,038,943	52,637,534	66,573,380

Cash	48,652	41,162	44,636	47,222	47,243	50,747	53,255
Receivable from Fund shares sold	2,056,685	693,144	1,286,222	1,101,509	713,552	441,127	706,027
Due from investment advisor	2,162	2,144	1,854	1,975	1,713	1,663	1,645

Total assets	156,335,833	117,615,306	104,212,474	81,094,679	73,801,451	53,131,071	67,334,307

LIABILITIES
Service agreement fees payable	30,040	23,290	20,545	15,787	14,344	10,290	12,948
Due to affiliates	137,291	107,897	109,753	111,338	110,163	112,848	123,974
Payable for securities transactions	962,000	405,000	542,000	615,000	392,000	280,000	397,000

Total liabilities	1,129,331	536,187	672,298	742,125	516,507	403,138	533,922

NET ASSETS	$155,206,502	$117,079,119	$103,540,176	$80,352,554	$73,284,944	$52,727,933	$66,800,385

NET ASSETS CONSIST OF:
Paid-in-capital	149,863,010	111,876,304	98,805,813	76,573,625	69,580,569	49,975,926	63,556,680
Accumulated undistributed (distributions in excess of) net investment income	31,866	(242,576)	(227,404)	(239,904)	(265,701)	(224,682)	(312,434)
Accumulated net realized gain on total investments	1,893,838	2,078,628	2,005,500	1,644,002	1,672,799	1,208,834	1,492,122
Accumulated net unrealized appreciation on total investments	3,417,788	3,366,763	2,956,267	2,374,831	2,297,277	1,767,855	2,064,017

NET ASSETS	$155,206,502	$117,079,119	$103,540,176	$80,352,554	$73,284,944	$52,727,933	$66,800,385

RETIREMENT CLASS:
Net assets	$154,685,386	$116,533,149	$103,011,912	$79,671,563	$72,744,779	$52,211,031	$66,275,857
Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	13,570,632	10,088,183	8,778,932	6,730,796	6,075,117	4,312,097	5,415,369
Net asset value per share	$11.40	$11.55	$11.73	$11.84	$11.97	$12.11	$12.24

INSTITUTIONAL CLASS:
Net assets	$521,116	$545,970	$528,264	$680,991	$540,165	$516,902	$524,528
Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	50,886	53,316	51,623	66,510	52,757	50,449	51,162
Net asset value per share	$10.24	$10.24	$10.23	$10.24	$10.24	$10.25	$10.25

30	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	31

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE SIX MONTHS ENDED MARCH 31, 2007

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund	Lifecycle 2040 Fund

INVESTMENT INCOME
Dividends	$1,435,650	$1,163,943	$1,016,570	$750,456	$670,662	$441,770	$502,738

Total Income	1,435,650	1,163,943	1,016,570	750,456	670,662	441,770	502,738

EXPENSES
Investment management fees	49,645	42,037	36,313	27,235	24,727	17,185	20,582
Service agreement fees - Retirement Class	123,858	104,833	90,528	67,812	61,559	42,708	51,200
Distribution fees - Retirement Class	24,772	20,967	18,106	13,562	12,312	8,542	10,240
Custody fees	2,868	2,292	2,148	2,289	2,289	2,150	2,228
Audit fees	5,485	5,485	5,485	5,485	5,485	5,485	5,485
Legal fees	3,663	3,663	3,663	3,663	3,663	3,663	3,663
Compliance fees	2,981	2,981	2,981	2,981	2,981	2,981	2,981
Registration fees	10,066	10,902	10,902	10,902	10,902	10,902	10,902
Trustee fees and expenses	1,794	1,794	1,794	1,794	1,794	1,794	1,794
Fund administration expenses	20,472	20,472	20,472	20,472	20,472	20,472	20,472
Transfer agency fees and expenses - Retirement Class	626	626	626	626	626	626	626
Transfer agency fees and expenses - Institutional Class	309	309	309	309	309	309	309
Report printing and mailing expenses	16,623	6,445	7,158	7,649	7,475	8,210	11,920

Total expenses before expense reimbursement and fees waived	263,162	222,806	200,485	164,779	154,594	125,027	142,402
Less: Expenses reimbursed by the investment advisor	(49,790)	(41,486)	(44,031)	(47,557)	(48,162)	(51,172)	(54,096)
Fees waived by the investment advisor and TPIS	(74,417)	(63,004)	(54,419)	(40,797)	(37,039)	(25,727)	(30,822)

Net expenses	138,955	118,316	102,035	76,425	69,393	48,128	57,484

Net investment income	1,296,695	1,045,627	914,535	674,031	601,269	393,642	445,254

NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS
Net realized gain on:
Portfolio investments	194,707	132,445	208,881	221,694	224,837	164,567	222,446
Underlying Fund distributions	1,824,026	1,980,321	1,802,308	1,441,403	1,449,515	1,045,656	1,288,167

Net realized gain on total investments	2,018,733	2,112,766	2,011,189	1,663,097	1,674,352	1,210,223	1,510,613

Net change in unrealized appreciation on total investments	2,414,653	2,245,891	1,916,728	1,573,603	1,464,514	1,150,998	1,476,416

Net realized and unrealized gain on total investments	4,433,386	4,358,657	3,927,917	3,236,700	3,138,866	2,361,221	2,987,029

Net increase in net assets resulting from operations	$5,730,081	$5,404,284	$4,842,452	$3,910,731	$3,740,135	$2,754,863	$3,432,283

32	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	33

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(unaudited)		(unaudited)		(unaudited)
CHANGE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,296,695	$725,040	$1,045,627	$625,133	$914,535	$423,567
Net realized gain on total investments	2,018,733	192,820	2,112,766	175,524	2,011,189	116,039
Net change in unrealized appreciation on total investments	2,414,653	951,062	2,245,891	1,061,710	1,916,728	965,112

Net increase from operations	5,730,081	1,868,922	5,404,284	1,862,367	4,842,452	1,504,718

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,898,282)	(181,201)	(1,817,961)	(211,423)	(1,510,207)	(118,160)
From realized gains:
Retirement Class	(259,090)	(17,514)	(137,612)	(44,989)	(76,188)	(13,475)

Total distributions	(2,157,372)	(198,715)	(1,955,573)	(256,412)	(1,586,395)	(131,635)

SHAREHOLDER TRANSACTIONS
Retirement Class	91,425,730	54,258,690	59,437,436	46,425,487	54,574,141	40,945,995
Institutional Class (a)	508,923	—	533,404	—	516,482	—

Net increase from shareholder transactions	91,934,653	54,258,690	59,970,840	46,425,487	55,090,623	40,945,995

Net increase in net assets	95,507,362	55,928,897	63,419,551	48,031,442	58,346,680	42,319,078

NET ASSETS
Beginning of period	59,699,140	3,770,243	53,659,568	5,628,126	45,193,496	2,874,418

End of period	$155,206,502	$59,699,140	$117,079,119	$53,659,568	$103,540,176	$45,193,496

Undistributed (distributions in excess of) net investment income included in net assets	$31,866	$633,453	$(242,576)	$529,758	$(227,404)	$368,268

(a)	Institutional Class commenced operations on January 17, 2007

34	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	35

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(unaudited)		(unaudited)		(unaudited)

CHANGE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$674,031	$337,137	$601,269	$228,960	$393,642	$147,872
Net realized gain on total investments	1,663,097	132,508	1,674,352	105,314	1,210,223	98,660
Net change in unrealized appreciation on total investments	1,573,603	687,732	1,464,514	725,835	1,150,998	502,107

Net increase from operations	3,910,731	1,157,377	3,740,135	1,060,109	2,754,863	748,639

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(1,186,405)	(146,877)	(1,050,975)	(101,372)	(727,014)	(89,835)
From realized gains:
Retirement Class	(97,196)	(16,232)	(65,183)	(11,540)	(60,651)	(12,338)

Total distributions	(1,283,601)	(163,109)	(1,116,158)	(112,912)	(787,665)	(102,173)

SHAREHOLDER TRANSACTIONS
Retirement Class	42,895,261	29,074,566	40,325,825	25,842,995	30,830,592	16,065,905
Institutional Class (a)	666,663	—	527,909	—	504,558	—

Net increase from shareholder transactions	43,561,924	29,074,566	40,853,734	25,842,995	31,335,150	16,065,905

Net increase in net assets	46,189,054	30,068,834	43,477,711	26,790,192	33,302,348	16,712,371

NET ASSETS
Beginning of period	34,163,500	4,094,666	29,807,233	3,017,041	19,425,585	2,713,214

End of period	$80,352,554	$34,163,500	$73,284,944	$29,807,233	$52,727,933	$19,425,585

Undistributed (distributions in excess of) net investment income included in net assets	$(239,904)	$272,470	$(265,701)	$184,005	$(224,682)	$108,690

(a)	Institutional Class commenced operations on January 17, 2007

36	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	37

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2040 Fund

	For the Six-Months Ended March 31, 2007	For the Year Ended September 30, 2006

	(unaudited)

CHANGE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$445,254	$116,042
Net realized gain on total investments	1,510,613	123,090
Net change in unrealized appreciation on total investments	1,476,416	492,123

Net increase from operations	3,432,283	731,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retirement Class	(844,126)	(68,295)
From realized gains:
Retirement Class	(108,347)	(11,335)

Total distributions	(952,473)	(79,630)

SHAREHOLDER TRANSACTIONS
Retirement Class	42,715,604	18,375,165
Institutional Class (a)	511,710	—

Net increase from shareholder transactions	43,227,314	18,375,165

Net increase in net assets	45,707,124	19,026,790

NET ASSETS
Beginning of period	21,093,261	2,066,471

End of period	$66,800,385	$21,093,261

Undistributed (distributions in excess of) net investment income included in net assets	$(312,434)	$86,438

(a)	Institutional Class commenced operations on January 17, 2007

38	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2010 Fund

	Retirement Class							Institutional Class

	For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007

	(unaudited)							(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.99		$10.61	$9.92		$10.00		$10.00

Gain from investment operations:
Net investment income (a)	0.15		0.36	0.26		0.26		0.05
Net realized and unrealized gain on total investments	0.53		0.29	0.70		0.62		0.19

Total gain from investment operations	0.68		0.65	0.96		0.88		0.24

Less distributions from:
Net investment income	(0.24)		(0.25)	(0.27)		(0.27)		—
Net realized gains	(0.03)		(0.02)	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.27)		(0.27)	(0.27)		(0.27)		—

Net asset value, end of period	$11.40		$10.99	$10.61		$10.61		$10.24

TOTAL RETURN	6.25	%(b)	6.32%	9.76	%(b)	8.88	%(b)	2.40	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$154,685		$59,699	$3,770		$3,770		$521
Ratio of expenses to average net assets before expense reimbursement and waiver (e)	0.53	%(c)	0.69%	0.46	%(c)	0.46	%(c)	0.52	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)	0.28	%(c)	0.33%	0.46	%(c)	0.46	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.61	%(c)	3.32%	2.57	%(c)	2.53	%(c)	2.46	%(c)
Portfolio turnover rate	17%		13%	11	%(c)	11	%(c)	17%

*	Effective date of SEC registration.

†	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	39

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2015 Fund									Lifecycle 2020 Fund

	Retirement Class							Institutional Class		Retirement Class							Institutional Class

	For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007		For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007

	(unaudited)							(unaudited)		(unaudited)							(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.06		$10.66	$9.90		$10.00		$10.00		$11.18		$10.71	$9.89		$10.00		$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.31	0.26		0.26		0.04		0.14		0.29	0.21		0.21		0.04
Net realized and unrealized gain on total investments	0.63		0.40	0.79		0.69		0.20		0.68		0.48	0.91		0.80		0.19

Total gain from investment operations	0.77		0.71	1.05		0.95		0.24		0.82		0.77	1.12		1.01		0.23

Less distributions from:
Net investment income	(0.26)		(0.26)	(0.29)		(0.29)		—		(0.26)		(0.27)	(0.30)		(0.30)		—
Net realized gains	(0.02)		(0.05)	(0.00	)(d)	(0.00	)(d)	—		(0.01)		(0.03)	(0.00	)(d)	(0.00	(d)	—

Total distributions	(0.28)		(0.31)	(0.29)		(0.29)		—		(0.27)		(0.30)	(0.30)		(0.30)		—

Net asset value, end of period	$11.55		$11.06	$10.66		$10.66		$10.24		$11.73		$11.18	$10.71		$10.71		$10.23

TOTAL RETURN	7.02	%(b)	6.80%	10.64	%(b)	9.54	%(b)	2.40	%(b)	7.37	%(b)	7.30%	11.46	%(b)	10.24	%(b)	2.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$116,533		$53,660	$5,628		$5,628		$546		$103,012		$45,193	$2,874		$2,874		$528
Ratio of expenses to average net assets before expense reimbursement and waiver (e)	0.53	%(c)	0.61%	0.46	%(c)	0.46	%(c)	0.52	%(c)	0.55	%(c)	0.70%	0.46	%(c)	0.46	%(c)	0.54	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)	0.28	%(c)	0.33%	0.46	%(c)	0.46	%(c)	0.00	%(c)	0.28	%(c)	0.32%	0.46	%(c)	0.46	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.49	%(c)	2.91%	2.57	%(c)	2.54	%(c)	2.14	%(c)	2.52	%(c)	2.66%	2.11	%(c)	2.07	%(c)	2.09	%(c)
Portfolio turnover rate	19%		6%	3	%(c)	3	%(c)	19%		24%		1%	12	%(c)	12	%(c)	24%

*	Effective date of SEC registration.

†	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

40	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	41

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFECYCLE FUNDS

	Lifecycle 2025 Fund									Lifecycle 2030 Fund

	Retirement Class							Institutional Class		Retirement Class								Institutional Class

	For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007		For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006		For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007

	(unaudited)							(unaudited)		(unaudited)								(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.24		$10.75	$9.87		$10.00		$10.00		$11.30		$10.74		$9.85		$10.00		$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.25	0.19		0.19		0.04		0.14		0.23		0.17		0.17		0.03
Net realized and unrealized gain on total investments	0.76		0.55	1.01		0.88		0.20		0.81		0.63		1.05		0.90		0.21

Total gain from investment operations	0.90		0.80	1.20		1.07		0.24		0.95		0.86		1.22		1.07		0.24

Less distributions from:
Net investment income	(0.28)		(0.28)	(0.32)		(0.32)		—		(0.26)		(0.27)		(0.33)		(0.33)		—
Net realized gains	(0.02)		(0.03)	(0.00	)(d)	(0.00	)(d)	—		(0.02)		(0.03)		(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.30)		(0.31)	(0.32)		(0.32)		—		(0.28)		(0.30)		(0.33)		(0.33)		—

Net asset value, end of period	$11.84		$11.24	$10.75		$10.75		$10.24		$11.97		$11.30		$10.74		$10.74		$10.24

TOTAL RETURN	8.06	%(b)	7.59%	12.24	%(b)	10.78	%(b)	2.40	%(b)	8.46	%(b)	8.20%		12.55	%(b)	10.86	%(b)	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$79,672		$34,164	$4,095		$4,095		$681		$72,745		$29,807		$3,017		$3,017		$540
Ratio of expenses to average net assets before expense reimbursement and waiver (e)	0.61	%(c)	0.73%	0.46	%(c)	0.46	%(c)	0.56	%(c)	0.63	%(c)	0.85%		0.46	%(c)	0.46	%(c)	0.61	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)	0.28	%(c)	0.33%	0.46	%(c)	0.46	%(c)	0.00	%(c)	0.28	%(c)	0.33%		0.46	%(c)	0.46	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.48	%(c)	2.25%	1.86	%(c)	1.83	%(c)	1.98	%(c)	2.43	%(c)	2.06%		1.72	%(c)	1.68	%(c)	1.65	%(c)
Portfolio turnover rate	27%		3%	2	%(c)	2	%(c)	27%		22%		0	%(f)	5	%(c)	5	%(c)	22%

*	Effective date of SEC registration.

†	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

42	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	43

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFECYCLE FUNDS	concluded

	Lifecycle 2035 Fund									Lifecycle 2040 Fund

	Retirement Class							Institutional Class		Retirement Class							Institutional Class

	For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007		For the Six-Months Ended March 31, 2007		For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005		For the Period January 17, 2007† to March 31, 2007

	(unaudited)							(unaudited)		(unaudited)							(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.38		$10.78	$9.83		$10.00		$10.00		$11.45		$10.81	$9.82		$10.00		$10.00

Gain from investment operations:
Net investment income (a)	0.14		0.19	0.16		0.16		0.03		0.13		0.17	0.15		0.15		0.02
Net realized and unrealized gain on total investments	0.88		0.73	1.14		0.97		0.22		0.97		0.79	1.21		1.03		0.23

Total gain from investment operations	1.02		0.92	1.30		1.13		0.25		1.10		0.96	1.36		1.18		0.25

Less distributions from:
Net investment income	(0.27)		(0.28)	(0.35)		(0.35)		—		(0.28)		(0.27)	(0.37)		(0.37)		—
Net realized gains	(0.02)		(0.04)	(0.00	)(d)	(0.00	)(d)	—		(0.03)		(0.05)	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.29)		(0.32)	(0.35)		(0.35)		—		(0.31)		(0.32)	(0.37)		(0.37)		—

Net asset value, end of period	$12.11		$11.38	$10.78		$10.78		$10.25		$12.24		$11.45	$10.81		$10.81		$10.25

TOTAL RETURN	9.07	%(b)	8.62%	13.36	%(b)	11.43	%(b)	2.50	%(b)	9.68	%(b)	9.04%	13.93	%(b)	11.88	%(b)	2.50	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,211		$19,426	$2,713		$2,713		$517		$66,276		$21,093	$2,066		$2,066		$525
Ratio of expenses to average net assets before expense reimbursement and waiver (e)	0.73	%(c)	1.03%	0.46	%(c)	0.46	%(c)	0.71	%(c)	0.69	%(c)	1.19%	0.46	%(c)	0.46	%(c)	0.67	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)	0.28	%(c)	0.33%	0.46	%(c)	0.46	%(c)	0.00	%(c)	0.28	%(c)	0.33%	0.46	%(c)	0.46	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.30	%(c)	1.76%	1.57	%(c)	1.53	%(c)	1.33	%(c)	2.17	%(c)	1.50%	1.45	%(c)	1.41	%(c)	1.06	%(c)
Portfolio turnover rate	20%		1%	5	%(c)	5	%(c)	20%		17%		17%	10	%(c)	10	%(c)	17%

*	Effective date of SEC registration.

†	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

44	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” individually referred to as the “Fund”), comprise seven of the thirty-six funds offered by TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The seven Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035 and 2040. Each Fund offers two classes of shares: Retirement Class and Institutional Class, which commenced operations on October 4, 2004 and January 17, 2007, respectively. The Retirement and Institutional share classes commenced operations with a seed money investment of $1,000,000 and $500,000, respectively, by Teachers Insurance and Annuity Association of America (“TIAA”). At March 31, 2007, TIAA had investments in the Retirement and Institutional share classes of the Funds as follows:

	Retirement Class		Institutional Class

Fund	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets

Lifecycle 2010	$1,229,874	0.80%	$512,000	98.25%
Lifecycle 2015	1,252,066	1.07	512,000	93.78
Lifecycle 2020	1,270,025	1.23	511,500	96.83
Lifecycle 2025	1,287,971	1.62	512,000	75.18
Lifecycle 2030	1,300,931	1.79	512,000	94.79
Lifecycle 2035	1,320,233	2.53	512,500	99.15
Lifecycle 2040	1,338,074	2.02	512,500	97.71

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS offers the Funds’ Retirement Class shares through accounts established by employers, or the trustees of plans sponsored by employers, in most cases through TIAA-CREF, in connection with certain employee benefit plans, such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Internal Revenue Code (the “Code”). They may also be offered through custody accounts established as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment

46	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

management services to the Funds. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned. Dividends and distributions from the Underlying Funds are recorded on the ex-dividend date. Dividends from the Underlying Funds are recorded as dividend income, while capital gain distributions are recorded as Underlying Fund gain distributions on the Statement of Operations. Realized gains and losses on sales of Underlying Funds are based upon the specific identification method for both financial statement and federal income tax purposes.

Distributions to shareholders: Distributions from net investment income and from realized gains, if any, are declared and paid annually for each of the Funds.

Income taxes: The Funds intend to qualify as regulated investment companies under Subchapter M of the Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	47

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 2—management agreement

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Fund through at least April 30, 2008. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the offering of Retirement Class shares on retirement plan platforms. Under the terms of a Distribution (12b-1) Plan, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund. TPIS has contractually agreed to waive reimbursement under the Distribution Plan through April 30, 2008.

For the Retirement Class, Advisors voluntarily reimbursed each Fund for all expenses which exceeded 0.31% of average daily net assets of each Fund for the period from October 1, 2006 through January 31, 2007. This 0.31% included 0.25% for the service agreement fee and 0.06% for all other expenses. Effective February 1, 2007 through April 30, 2008, Advisors is voluntarily reimbursing each Fund for all expenses exceeding the 0.25% Service Agreement fee.

For the Institutional Class, Advisors is voluntarily reimbursing each Fund for all expenses through April 30, 2008.

Each Fund is still responsible for its proportionate amount of the underlying Funds fees and expenses.

Total investment management fees, service agreement fees, distribution plan expenses and other expenses incurred for the Retirement and Institutional Classes of each Fund for the six months ended March 31, 2007 are reflected in the Statements of Operations.

Note 3—investments

At March 31, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Lifecycle 2010	$3,417,788	$0	$3,417,788
Lifecycle 2015	3,366,763	0	3,366,763
Lifecycle 2020	2,956,267	0	2,956,267
Lifecycle 2025	2,374,831	0	2,374,831
Lifecycle 2030	2,297,277	0	2,297,277
Lifecycle 2035	1,767,855	0	1,767,855
Lifecycle 2040	2,064,017	0	2,064,017

48	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds—Institutional Class as of March 31, 2007:

Fund	Bond Fund	Growth Equity Fund	High- Yield Fund II	Inflation- Linked Bond Fund	Inter- national Equity Fund	Large- Cap Value Fund	Real Estate Securities Fund	Short- Term Bond Fund II	Small- Cap Equity Fund

Number of shares in Underlying Funds:
Lifecycle 2010	4,996,895	3,323,820	438,181	1,640,835	1,385,804	1,520,660	17,803	866,114	316,787
Lifecycle 2015	3,479,532	2,942,092	344,190	871,085	1,256,523	1,368,392	9,937	353,493	255,075
Lifecycle 2020	3,303,621	2,871,312	299,401	265,140	1,162,604	1,315,744	5,751	74,446	250,197
Lifecycle 2025	2,468,563	2,391,086	173,359	10,352	984,316	1,112,069	2,269	—	219,398
Lifecycle 2030	1,871,444	2,331,602	203,450	15,228	984,512	1,076,194	2,418	—	202,696
Lifecycle 2035	1,077,147	1,805,089	151,930	10,473	755,610	828,908	2,352	—	158,418
Lifecycle 2040	1,025,739	2,397,000	189,865	12,176	1,024,082	1,119,113	3,545	—	226,745
% of total shares outstanding in the Underlying Funds:
Lifecycle 2010	3.43%	14.62%	5.74%	4.23%	3.75%	13.39%	0.12%	11.95%	4.12%
Lifecycle 2015	2.39	12.94	4.51	2.25	3.40	12.05	0.07	4.88	3.32
Lifecycle 2020	2.27	12.63	3.92	0.68	3.14	11.59	0.04	1.03	3.25
Lifecycle 2025	1.69	10.51	2.27	0.03	2.66	9.79	0.02	—	2.85
Lifecycle 2030	1.28	10.25	2.66	0.04	2.66	9.48	0.02	—	2.64
Lifecycle 2035	0.74	7.04	1.99	0.03	2.04	7.30	0.02	—	2.06
Lifecycle 2040	0.70	7.94	1.99	0.03	2.04	7.30	0.02	—	2.06

Purchases and sales of securities, other than short-term money market instruments, for the Funds, for the six months ended March 31, 2007, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$108,691,572	$16,700,900
Lifecycle 2015	77,041,275	16,032,016
Lifecycle 2020	73,445,644	17,637,768
Lifecycle 2025	58,706,154	14,682,298
Lifecycle 2030	52,801,579	10,851,410
Lifecycle 2035	39,212,804	6,989,376
Lifecycle 2040	51,159,228	7,043,327

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees, including any deferred and long-term compensation, incurred for the six months ended March 31, 2007 are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	49

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 5—shareholder transactions

	For the Six-months ended March 31, 2007		For the Year ended, September 30, 2006

	Amount	Shares	Amount	Shares

Lifecycle 2010 Fund
Retirement Class:
Subscriptions	$94,521,414	8,414,676	$58,196,601	5,441,743
Reinvestment of distributions	2,153,427	194,528	198,715	18,836
Redemptions	(5,249,111)	(468,337)	(4,136,626)	(386,260)

Net increase	$91,425,730	8,140,867	$54,258,690	5,074,319

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	8,943	888	—	—
Redemptions	(20)	(2)	—	—

Net increase	$508,923	50,886	$—	—

Lifecycle 2015 Fund
Retirement Class:
Subscriptions	$59,558,734	5,247,238	$47,200,970	4,393,278
Reinvestment of distributions	1,946,888	173,829	251,459	23,723
Redemptions	(2,068,186)	(182,524)	(1,026,942)	(95,196)

Net increase	$59,437,436	5,238,543	$46,425,487	4,321,805

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	33,424	3,318	—	—
Redemptions	(20)	(2)	—	—

Net increase	$533,404	53,316	$—	—

Lifecycle 2020 Fund
Retirement Class:
Subscriptions	$55,287,481	4,795,619	$41,280,700	3,806,192
Reinvestment of distributions	1,579,715	138,937	124,198	11,629
Redemptions	(2,293,055)	(199,537)	(458,903)	(42,303)

Net increase	$54,574,141	4,735,019	$40,945,995	3,775,518

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	16,502	1,625	—	—
Redemptions	(20)	(2)	—	—

Net increase	$516,482	51,623	$—	—

(a)	For the period January 17, 2007 (commencement of operations) through March 31, 2007.

50	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

	For the Six-months ended March 31, 2007		For the Year ended, September 30, 2006

	Amount	Shares	Amount	Shares

Lifecycle 2025 Fund
Retirement Class:
Subscriptions	$43,021,978	3,699,890	$29,608,897	2,707,575
Reinvestment of distributions	1,282,188	111,982	162,734	15,152
Redemptions	(1,408,905)	(119,500)	(697,065)	(65,074)

Net increase	$42,895,261	3,692,372	$29,074,566	2,657,653

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	166,683	16,512	—	—
Redemptions	(20)	(2)	—	—

Net increase	$666,663	66,510	$—	—

Lifecycle 2030 Fund
Retirement Class:
Subscriptions	$39,836,645	3,393,573	$25,969,885	2,368,384
Reinvestment of distributions	1,111,152	96,037	108,961	10,126
Exchanges	(116,547)	(9,680)	—	—
Redemptions	(505,425)	(42,827)	(235,851)	(21,492)

Net increase	$40,325,825	3,437,103	$25,842,995	2,357,018

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	27,929	2,759	—	—
Redemptions	(20)	(2)	—	—

Net increase	$527,909	52,757	$—	—

Lifecycle 2035 Fund
Retirement Class:
Subscriptions	$30,119,205	2,543,265	$16,145,074	1,463,181
Reinvestment of distributions	779,969	66,835	102,171	9,452
Redemptions	(68,582)	(5,691)	(181,340)	(16,551)

Net increase	$30,830,592	2,604,409	$16,065,905	1,456,082

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	4,578	451	—	—
Redemptions	(20)	(2)	—	—

Net increase	$504,558	50,449	$—	—

(a)	For the period January 17, 2007 (commencement of operations) through March 31, 2007.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	For the Six-months ended March 31, 2007		For the Year ended, September 30, 2006

	Amount	Shares	Amount	Shares

Lifecycle 2040 Fund
Retirement Class:
Subscriptions	$42,053,908	3,516,403	$19,940,127	1,795,560
Reinvestment of distributions	947,700	80,518	79,632	7,333
Redemptions	(286,004)	(23,842)	(1,644,594)	(151,806)

Net increase	$42,715,604	3,573,079	$18,375,165	1,651,087

Institutional Class: (a)
Seed money subscriptions	$500,000	50,000	$—	—
Subscriptions	11,730	1,164	—	—
Redemptions	(20)	(2)	—	—

Net increase	$511,710	51,162	$—	—

(a)	For the period January 17, 2007 (commencement of operations) through March 31, 2007.

Note 6—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended September 30, 2006 were as follows:

	2006

Fund	Ordinary income	Long-term capital gain	Total

Lifecycle 2010	$185,573	$13,142	$198,715
Lifecycle 2015	213,103	43,309	256,412
Lifecycle 2020	120,302	11,333	131,635
Lifecycle 2025	147,701	15,408	163,109
Lifecycle 2030	102,345	10,567	112,912
Lifecycle 2035	91,093	11,080	102,173
Lifecycle 2040	68,366	11,264	79,630

The tax character of the fiscal year 2007 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds participates in a 364-day $1.5 billion committed revolving credit facility dated August 7, 2006 that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended March 31, 2007 there were no borrowings under this credit facility by the Funds.

52	2007 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

Note 8—securities lending

On July 27, 2006, the Funds entered into a four-year agreement with State Street Bank and Trust Company to engage in securities lending transactions. Under the terms of the agreement, the Funds may lend portfolio securities to qualified borrowers consisting of financial institutions and brokers. By lending such securities, the Funds will attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). The loans will be secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. All cash collateral will be invested in the State Street Bank Navigator Securities Lending Prime Portfolio, a Rule 2a-7 money market fund, registered under the Investment Company Act of 1940. The risk of borrower default will be borne by State Street Bank. As of March 31, 2007, none of the Funds have yet engaged in such securities lending.

Note 9—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“FAS 157”). This new standard applies to all entities that follow U.S. GAAP, including mutual funds, and their valuation techniques for assets and liabilities. FAS 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the financial statements.

TIAA-CREF Lifecycle Funds ▪ 2007 Semiannual Report	53

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You should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus that contains this and other information, please visit www.tiaa-cref.org, or call 877 518-9161 for the Retirement Class or 800 897-9069 for the Institutional Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans.

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TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.24%
AMUSEMENT AND RECREATION SERVICES - 0.53%
48,313	e*	Activision, Inc	$915,048
		TOTAL AMUSEMENT AND RECREATION SERVICES	915,048

APPAREL AND OTHER TEXTILE PRODUCTS - 0.87%
17,088		Polo Ralph Lauren Corp	1,506,307
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,506,307

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.97%
53,473		Lowe's Cos, Inc	1,683,865
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,683,865

BUSINESS SERVICES - 13.52%
84,299	*	Adobe Systems, Inc	3,515,268
4,478	e*	Cognizant Technology Solutions Corp (Class A)	395,273
64,716	*	eBay, Inc	2,145,335
40,682	e*	Electronic Arts, Inc	2,048,746
8,487	*	Google, Inc (Class A)	3,888,404
47,746	e*	Juniper Networks, Inc	939,641
140,779		Microsoft Corp	3,923,511
20,540		Omnicom Group, Inc	2,102,885
48,800	*	Oracle Corp	884,744
114,195	*	Yahoo!, Inc	3,573,162
		TOTAL BUSINESS SERVICES	23,416,969

CHEMICALS AND ALLIED PRODUCTS - 14.26%
71,249	e	Abbott Laboratories	3,975,694
11,429	*	Amgen, Inc	638,653
20,500		Colgate-Palmolive Co	1,369,195
25,711		Eli Lilly & Co	1,380,938
28,250	e*	Genentech, Inc	2,319,890
38,872	e*	Gilead Sciences, Inc	2,973,708
39,847	*	Keryx Biopharmaceuticals, Inc	419,190
23,156		Merck & Co, Inc	1,022,801
52,380		Monsanto Co	2,878,805
14,917		Novartis AG.	855,627
29,838		Procter & Gamble Co	1,884,568
11,439		Roche Holding AG.	2,023,935
36,836		Schering-Plough Corp	939,686
53,924		Teva Pharmaceutical Industries Ltd (ADR)	2,018,375
		TOTAL CHEMICALS AND ALLIED PRODUCTS	24,701,065

COMMUNICATIONS - 2.79%
32,501		America Movil S.A. de C.V.(Series L) (ADR)	1,553,223
34,560		AT&T, Inc	1,362,701
44,313	*	Comcast Corp (Class A)	1,149,922
25,538		Grupo Televisa S.A. (ADR)	761,032
		TOTAL COMMUNICATIONS	4,826,878

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 0.68%
34,400		Wells Fargo & Co	$1,184,392
		TOTAL DEPOSITORY INSTITUTIONS	1,184,392

ELECTRIC, GAS, AND SANITARY SERVICES - 0.81%
47,957		Fortum Oyj	1,398,497
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,398,497

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.78%
44,672	*	Apple Computer, Inc	4,150,476
207,665	*	Cisco Systems, Inc	5,301,687
44,576	e	Cooper Industries Ltd (Class A)	2,005,474
67,127		Emerson Electric Co	2,892,502
35,608		Intel Corp	681,181
81,565	e*	Marvell Technology Group Ltd	1,371,108
31,300		Maxim Integrated Products, Inc	920,220
19,109	*	MEMC Electronic Materials, Inc	1,157,623
56,590		National Semiconductor Corp	1,366,083
33,791	*	Network Appliance, Inc	1,234,047
14,920	*	Nvidia Corp	429,398
23,500	*	Polycom, Inc	783,255
107,355		Qualcomm, Inc	4,579,764
14,906		Texas Instruments, Inc	448,671
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,321,489

ENGINEERING AND MANAGEMENT SERVICES - 1.86%
25,353	*	Celgene Corp	1,330,018
12,319	e	Fluor Corp	1,105,261
20,894	e	Paychex, Inc	791,256
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,226,535

FOOD AND KINDRED PRODUCTS - 2.67%
72,774		PepsiCo, Inc	4,625,515
		TOTAL FOOD AND KINDRED PRODUCTS	4,625,515

FURNITURE AND HOME FURNISHINGS STORES - 0.84%
44,896	*	GameStop Corp (Class A)	1,462,263
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,462,263

GENERAL MERCHANDISE STORES - 1.97%
53,664		Target Corp	3,180,129
4,740		Wal-Mart Stores, Inc	222,543
		TOTAL GENERAL MERCHANDISE STORES	3,402,672

HEALTH SERVICES - 1.76%
21,369		McKesson Corp	1,250,941
24,821	*	Medco Health Solutions, Inc	1,800,267
		TOTAL HEALTH SERVICES	3,051,208

HOLDING AND OTHER INVESTMENT OFFICES - 2.34%
10,384		Alcon, Inc	1,368,819
337	e	Hugoton Royalty Trust	8,486
48,200		iShares Russell 1000 Growth Index Fund	2,682,330
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,059,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 2.41%
77,234		Hilton Hotels Corp	$2,777,335
21,518		Starwood Hotels & Resorts Worldwide, Inc	1,395,442
		TOTAL HOTELS AND OTHER LODGING PLACES	4,172,777

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.44%
12,692	*	Alstom	1,647,134
28,130	*	Dell, Inc	652,897
48,261		General Electric Co	1,706,509
75,398		Hewlett-Packard Co	3,026,476
4,875		International Business Machines Corp	459,518
47,758		International Game Technology	1,928,468
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,421,002

INSTRUMENTS AND RELATED PRODUCTS - 3.08%
36,167		Johnson & Johnson	2,179,423
17,824		Medtronic, Inc	874,445
26,587	e*	Zimmer Holdings, Inc	2,270,796
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,324,664

INSURANCE CARRIERS - 1.87%
29,362		Aetna, Inc	1,285,762
22,552		American International Group, Inc	1,515,945
19,678		Progressive Corp	429,374
		TOTAL INSURANCE CARRIERS	3,231,081

LEATHER AND LEATHER PRODUCTS - 1.71%
59,110	*	Coach, Inc	2,958,455
		TOTAL LEATHER AND LEATHER PRODUCTS	2,958,455

METAL MINING - 0.98%
32,211		Anglo American plc	1,696,850
		TOTAL METAL MINING	1,696,850

MISCELLANEOUS RETAIL - 3.14%
30,204		Best Buy Co, Inc	1,471,539
50,000		CVS Corp	1,707,000
87,439		Staples, Inc	2,259,424
		TOTAL MISCELLANEOUS RETAIL	5,437,963

MOTION PICTURES - 0.31%
3,994		National CineMedia, Inc	106,640
12,705		Walt Disney Co	437,433
		TOTAL MOTION PICTURES	544,073

NONDEPOSITORY INSTITUTIONS - 1.99%
61,222		American Express Co	3,452,921
		TOTAL NONDEPOSITORY INSTITUTIONS	3,452,921

OIL AND GAS EXTRACTION - 2.71%
7,143	*	National Oilwell Varco, Inc	555,654
17,439		Schlumberger Ltd	1,205,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
53,559	e	XTO Energy, Inc	$2,935,569
		TOTAL OIL AND GAS EXTRACTION	4,696,258

PETROLEUM AND COAL PRODUCTS - 0.87%
9,661		Apache Corp	683,033
10,777	*	Suncor Energy, Inc	822,824
		TOTAL PETROLEUM AND COAL PRODUCTS	1,505,857

PRIMARY METAL INDUSTRIES - 0.89%
69,321		BHP Billiton plc	1,545,559
		TOTAL PRIMARY METAL INDUSTRIES	1,545,559

RAILROAD TRANSPORTATION - 0.47%
20,219		CSX Corp	809,771
		TOTAL RAILROAD TRANSPORTATION	809,771

SECURITY AND COMMODITY BROKERS - 4.66%
173,865		Charles Schwab Corp	3,179,991
2,028		Chicago Mercantile Exchange Holdings, Inc	1,079,829
10,270		Goldman Sachs Group, Inc	2,122,090
20,700		Merrill Lynch & Co, Inc	1,690,569
		TOTAL SECURITY AND COMMODITY BROKERS	8,072,479

TOBACCO PRODUCTS - 0.50%
9,827		Altria Group, Inc	862,909
		TOTAL TOBACCO PRODUCTS	862,909

TRANSPORTATION EQUIPMENT - 5.59%
44,591		Boeing Co	3,964,586
32,981	e	ITT Industries, Inc	1,989,414
57,323		United Technologies Corp	3,725,995
		TOTAL TRANSPORTATION EQUIPMENT	9,679,995

TRANSPORTATION SERVICES - 0.69%
8,600		CH Robinson Worldwide, Inc	410,650
31,800		UTI Worldwide, Inc	781,644
		TOTAL TRANSPORTATION SERVICES	1,192,294

TRUCKING AND WAREHOUSING - 0.28%
6,966		United Parcel Service, Inc (Class B)	488,317
		TOTAL TRUCKING AND WAREHOUSING	488,317

		TOTAL COMMON STOCKS	171,875,563
		(Cost $165,803,559)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 9.27%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
$ 850,000		Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	849,653
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	849,653

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.78%
15,201,702		State Street Navigator Securities Lending Prime Portfolio	15,201,702
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	15,201,702

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,051,584)	$16,051,355

	TOTAL PORTFOLIO - 108.51%
	(Cost - $181,855,143)	187,926,918
	OTHER ASSETS & LIABILITIES, NET - (8.51%)	(14,739,067)

	NET ASSETS - 100.00%	$173,187,851

*	Non-income producing
e	All or a portion of these securities are out on loan

	ABBREVIATION:
	ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.10%

AMUSEMENT AND RECREATION SERVICES - 1.52%
65,027	e*	Activision, Inc	$1,231,611
3,500		Nintendo Co Ltd	1,017,269
27,548	e*	Penn National Gaming, Inc	1,168,586
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,417,466

APPAREL AND ACCESSORY STORES - 0.40%
22,506	e*	J Crew Group, Inc	904,066
		TOTAL APPAREL AND ACCESSORY STORES	904,066

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
19,338		Liz Claiborne, Inc	828,633
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	828,633

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.35%
21,069		Home Depot, Inc	774,075
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	774,075

BUSINESS SERVICES - 5.32%
31,495	*	Adobe Systems, Inc	1,313,341
11,860	*	Akamai Technologies, Inc	592,051
73,101	*	BEA Systems, Inc	847,241
7,100	e	Ctrip.com International Ltd	475,593
3,629	*	Google, Inc (Class A)	1,662,663
2	*	Interpublic Group of Cos, Inc	25
27,692	e*	Iron Mountain, Inc	723,592
154,268		Microsoft Corp	4,299,449
60,030		WPP Group plc	909,599
35,793	*	Yahoo!, Inc	1,119,963
		TOTAL BUSINESS SERVICES	11,943,517

CHEMICALS AND ALLIED PRODUCTS - 14.25%
58,487		Abbott Laboratories	3,263,575
27,774	e	Air Products & Chemicals, Inc	2,054,165
13,886	e*	Amgen, Inc	775,950
18,314		Bayer AG.	1,170,389
28,828		Bristol-Myers Squibb Co	800,265
20,426	e*	Chattem, Inc	1,203,908
31,045		Colgate-Palmolive Co	2,073,496
24,608		Du Pont (E.I.) de Nemours & Co	1,216,373
22,776	*	Genzyme Corp	1,367,016
30,532	*	Gilead Sciences, Inc	2,335,698
76,863		Merck & Co, Inc	3,395,039
26,135		Monsanto Co	1,436,380
42,025	e*	Mosaic Co	1,120,386
24,098		Novartis AG. (ADR)	1,316,474
12,200		PPG Industries, Inc	857,782
40,643		Procter & Gamble Co	2,567,012
80,881		Schering-Plough Corp	2,063,274

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
34,526		Unilever plc	$1,040,189
16,888	e*	Vertex Pharmaceuticals, Inc	473,539
28,698		Wyeth	1,435,761
		TOTAL CHEMICALS AND ALLIED PRODUCTS	31,966,671

COMMUNICATIONS - 2.72%
18,361	e	America Movil S.A. de C.V.(Series L) (ADR)	877,472
108,075		AT&T, Inc	4,261,397
25,099		Verizon Communications, Inc	951,754
		TOTAL COMMUNICATIONS	6,090,623

DEPOSITORY INSTITUTIONS - 9.31%
58,718		Bank of America Corp	2,995,792
60,279		Citigroup, Inc	3,094,724
9,837	e	First Horizon National Corp	408,530
90,949		JPMorgan Chase & Co	4,400,113
37,491		Northern Trust Corp	2,254,709
31,847	e	SunTrust Banks, Inc	2,644,575
53,993		US Bancorp	1,888,135
92,920		Wells Fargo & Co	3,199,236
		TOTAL DEPOSITORY INSTITUTIONS	20,885,814

EATING AND DRINKING PLACES - 1.49%
9,359	e*	Chipotle Mexican Grill, Inc (Class A)	581,194
26,926	e	Darden Restaurants, Inc	1,109,082
36,594		McDonald's Corp	1,648,560
		TOTAL EATING AND DRINKING PLACES	3,338,836

ELECTRIC, GAS, AND SANITARY SERVICES - 2.81%
40,189	e	American Electric Power Co, Inc	1,959,214
42,836	e	CMS Energy Corp	762,481
24,614		Constellation Energy Group, Inc	2,140,187
46,110	e	DPL, Inc	1,433,560
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,295,442

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.65%
58,558	*	Agere Systems, Inc	1,324,582
25,649	*	Apple Computer, Inc	2,383,049
46,597	*	Broadcom Corp (Class A)	1,494,366
191,183	*	Cisco Systems, Inc	4,880,902
54,713		Emerson Electric Co	2,357,583
24,127	e*	First Solar, Inc	1,254,845
26,314		Gamesa Corp Tecnologica S.A.	952,603
63,283	e	Honeywell International, Inc	2,914,815
110,403		Intel Corp	2,112,009
13,042		L-3 Communications Holdings, Inc	1,140,784
16,300		Maxim Integrated Products, Inc	479,220
36,700		Motorola, Inc	648,489
25,425	*	Network Appliance, Inc	928,521
21,166	*	Nvidia Corp	609,157
61,910		Qualcomm, Inc	2,641,081
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,122,006

FOOD AND KINDRED PRODUCTS - 3.11%
26,135		Coca-Cola Co	1,254,480
7,512		Groupe Danone	1,227,264
18,238	e	Hershey Co	996,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
55,189		PepsiCo, Inc	$3,507,813
		TOTAL FOOD AND KINDRED PRODUCTS	6,986,446

GENERAL MERCHANDISE STORES - 2.29%
55,082	e	Saks, Inc	1,147,909
49,833	e	TJX Cos, Inc	1,343,498
31,794		Target Corp	1,884,112
15,963		Wal-Mart Stores, Inc	749,463
		TOTAL GENERAL MERCHANDISE STORES	5,124,982

HEALTH SERVICES - 0.96%
29,652	e*	Medco Health Solutions, Inc	2,150,660
		TOTAL HEALTH SERVICES	2,150,660

HOLDING AND OTHER INVESTMENT OFFICES - 0.77%
12,170		SPDR Trust Series 1	1,728,140
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,728,140

HOTELS AND OTHER LODGING PLACES - 1.33%
16,580		Accor S.A.	1,584,490
23,407	e	Orient-Express Hotels Ltd (Class A)	1,400,207
		TOTAL HOTELS AND OTHER LODGING PLACES	2,984,697

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.40%
15,379	*	Alstom	1,995,845
16,394	e	Deere & Co	1,781,044
202,869		General Electric Co	7,173,448
102,158		Hewlett-Packard Co	4,100,622
28,461		International Business Machines Corp	2,682,734
27,300		International Game Technology	1,102,374
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,836,067

INSTRUMENTS AND RELATED PRODUCTS - 1.15%
19,172	e*	Millipore Corp	1,389,395
25,547	*	Thermo Electron Corp	1,194,322
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,583,717

INSURANCE AGENTS, BROKERS AND SERVICE - 0.92%
21,529		Hartford Financial Services Group, Inc	2,057,742
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,057,742

INSURANCE CARRIERS - 3.57%
46,017		ACE Ltd	2,625,730
22,026		Aflac, Inc	1,036,544
57,945		American International Group, Inc	3,895,063
22,297	*	Employers Holdings Inc	446,386
		TOTAL INSURANCE CARRIERS	8,003,723

METAL MINING - 0.67%
28,672		Anglo American plc	1,510,419
		TOTAL METAL MINING	1,510,419

MISCELLANEOUS RETAIL - 0.24%
10,190	e*	Nutri/System, Inc	534,058
		TOTAL MISCELLANEOUS RETAIL	534,058

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 2.91%
27,532	e*	DreamWorks Animation SKG, Inc (Class A)	$841,929
109,708	e	News Corp (Class A)	2,536,449
39,592	e	Regal Entertainment Group (Class A)	786,693
25,858	e*	Viacom, Inc (Class B)	1,063,022
38,010		Walt Disney Co	1,308,684
		TOTAL MOTION PICTURES	6,536,777

NONDEPOSITORY INSTITUTIONS - 2.12%
48,099		American Express Co	2,712,784
37,612		Fannie Mae	2,052,863
		TOTAL NONDEPOSITORY INSTITUTIONS	4,765,647

OIL AND GAS EXTRACTION - 2.72%
23,008	*	Cameron International Corp	1,444,672
28,400	*	Pride International, Inc	854,840
41,845		Schlumberger Ltd	2,891,489
19,100		Smith International, Inc	917,755
		TOTAL OIL AND GAS EXTRACTION	6,108,756

PETROLEUM AND COAL PRODUCTS - 7.15%
14,852	e	Cabot Oil & Gas Corp	999,837
26,520	e	Devon Energy Corp	1,835,714
115,519		Exxon Mobil Corp	8,715,909
16,207		Marathon Oil Corp	1,601,738
22,769		Noble Energy, Inc	1,358,171
4,337		Petroleo Brasileiro S.A. (ADR)	431,575
15,514		Sunoco, Inc	1,092,806
		TOTAL PETROLEUM AND COAL PRODUCTS	16,035,750

REAL ESTATE - 0.19%
28,600		Urban Corp	420,117
		TOTAL REAL ESTATE	420,117

SECURITY AND COMMODITY BROKERS - 3.21%
12,622	e	AllianceBernstein Holding LP	1,117,047
10,101		Bear Stearns Cos, Inc	1,518,685
31,088	e	Lazard Ltd (Class A)	1,559,996
38,241		Morgan Stanley	3,011,861
		TOTAL SECURITY AND COMMODITY BROKERS	7,207,589

TOBACCO PRODUCTS - 3.67%
93,861		Altria Group, Inc	8,241,934
		TOTAL TOBACCO PRODUCTS	8,241,934

TRANSPORTATION EQUIPMENT - 3.13%
35,521		Boeing Co	3,158,172
30,431		ITT Industries, Inc	1,835,598
7,679		Lockheed Martin Corp	745,017
3,347		Raytheon Co	175,584
16,951		United Technologies Corp	1,101,815
		TOTAL TRANSPORTATION EQUIPMENT	7,016,186

TRANSPORTATION SERVICES - 0.40%
36,658		UTI Worldwide, Inc	901,054
		TOTAL TRANSPORTATION SERVICES	901,054

		TOTAL COMMON STOCKS
		(Cost $191,735,642)	222,301,610

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 16.02%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 1.72%
$ 3,850,000		Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	$3,848,428

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.30%
32,082,871		State Street Navigator Securities Lending Prime Portfolio	32,082,871

		TOTAL SHORT- TERM INVESTMENTS
		(Cost $35,932,337)	35,931,299

		TOTAL PORTFOLIO - 115.12%
		(Cost $227,667,979)	258,232,909
		OTHER ASSETS & LIABILITIES, NET - (15.12)%	(33,908,758)

		NET ASSETS - 100.00%	$224,324,151

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.07%

AMUSEMENT AND RECREATION SERVICES - 0.13%
4,200		Nintendo Co Ltd	$1,220,723
2,100		Oriental Land Co Ltd	124,924
7,900		Sega Sammy Holdings, Inc	184,360
22,350	e	TABCORP Holdings Ltd	298,195
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,828,202

APPAREL AND ACCESSORY STORES - 0.01%
2,300		Fast Retailing Co Ltd	178,590
		TOTAL APPAREL AND ACCESSORY STORES	178,590

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
6,000		Asics Corp	67,159
23,000		Mitsubishi Rayon Co Ltd	153,216
6,000		Onward Kashiyama Co Ltd	83,452
900		Shimamura Co Ltd	98,982
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	402,809

AUTO REPAIR, SERVICES AND PARKING - 0.03%
8,300		Aisin Seiki Co Ltd	290,894
4,900		NOK Corp	83,372
7,500		Sumitomo Rubber Industries, Inc	82,167
		TOTAL AUTO REPAIR, SERVICES AND PARKING	456,433

BUSINESS SERVICES - 1.18%
130,048		Adecco S.A.	8,256,761
2,900		CSK Holdings Corp	121,572
89		Dentsu, Inc	249,236
4,200	e*	Elpida Memory, Inc	162,882
79,000		Fujitsu Ltd	526,264
4,000		Konami Corp	106,925
87,000		NEC Corp	466,599
5,000		Nomura Research Institute Ltd	147,234
280		NTT Data Corp	1,423,286
268		Rakuten, Inc	127,587
4,000		Trend Micro, Inc	109,301
280,776		WPP Group plc	4,254,433
626	e*	Yahoo! Japan Corp	215,945
		TOTAL BUSINESS SERVICES	16,168,025

CHEMICALS AND ALLIED PRODUCTS - 11.89%
1,209	*	Arkema	69,317
52,000		Asahi Kasei Corp	378,615
1,903,510		Bayer AG.	121,647,255
12,100	e	Chugai Pharmaceutical Co Ltd	305,991
7,950		CSL Ltd	529,833
12,000		Daicel Chemical Industries Ltd	81,976

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
708,100		Daiichi Sankyo Co Ltd	$21,692,473
27,000		Dainippon Ink and Chemicals, Inc	107,230
10,900		Eisai Co Ltd	522,615
4,500		Hitachi Chemical Co Ltd	105,779
20,000		Kao Corp	585,540
22,850		Kuraray Co Ltd	246,844
14,000		Kyowa Hakko Kogyo Co Ltd	129,498
7,500		Mediceo Paltac Holdings Co Ltd	142,884
51,000		Mitsubishi Chemical Holdings Corp	434,089
16,000		Mitsubishi Gas Chemical Co, Inc	153,428
6,000		Nissan Chemical Industries Ltd	77,495
201,046		Reckitt Benckiser plc	10,468,302
41,450		Shin-Etsu Chemical Co Ltd	2,529,069
13,000		Shionogi & Co Ltd	233,876
16,000		Shiseido Co Ltd	325,187
46,000		Showa Denko KK	172,929
64,000		Sumitomo Chemical Co Ltd	483,367
6,000	e	Taisho Pharmaceutical Co Ltd	109,980
11,000		Taiyo Nippon Sanso Corp	99,321
10,000		Tanabe Seiyaku Co Ltd	136,032
10,000		Tokuyama Corp	174,813
57,000		Toray Industries, Inc	412,118
20,000		Tosoh Corp	103,021
7,000		Zeon Corp	72,293
		TOTAL CHEMICALS AND ALLIED PRODUCTS	162,531,170

COAL MINING - 1.18%
15,135,400	*	China Coal Energy Co	16,174,645
		TOTAL COAL MINING	16,174,645

COMMUNICATIONS - 0.91%
27,164		News Corp (Class B)	668,144
301		Nippon Telegraph & Telephone Corp	1,591,336
804		NTT DoCoMo, Inc	1,487,373
482,887		Royal KPN NV	7,521,424
305,000		Singapore Telecommunications Ltd	659,394
124,600		Telstra Corp Ltd	469,793
		TOTAL COMMUNICATIONS	12,397,464

DEPOSITORY INSTITUTIONS - 6.18%
78,700		Australia & New Zealand Banking Group Ltd	1,891,184
11,000	e	Bank of Kyoto Ltd	126,298
160,500		BOC Hong Kong Holdings Ltd	389,054
54,900		Commonwealth Bank of Australia	2,232,531
48,049		DBS Group Holdings Ltd	677,750
25,000	v	Fukuoka Financial Group, Inc	201,757
33,200		Hang Seng Bank Ltd	471,645
151,344		Julius Baer Holding AG.	20,649,990
71,500		National Australia Bank Ltd	2,337,168
26,000		Nishi-Nippon City Bank Ltd	115,394
792,710		Nordea Bank AB	12,657,840
109,000		Oversea-Chinese Banking Corp	646,607
6,166	e	Resona Holdings, Inc	16,587,084
14		Sapporo Hokuyo Holdings, Inc	140,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
96,723		Societe Generale	$16,715,498
576	e	Sumitomo Mitsui Financial Group, Inc	5,230,143
8,000		Suruga Bank Ltd	104,277
48,000		United Overseas Bank Ltd	664,404
78,700		Westpac Banking Corp	1,677,869
311,545	*	Yes Bank Ltd	1,003,481
		TOTAL DEPOSITORY INSTITUTIONS	84,520,164

EDUCATIONAL SERVICES - 0.01%
2,800		Benesse Corp	104,073
		TOTAL EDUCATIONAL SERVICES	104,073

ELECTRIC, GAS, AND SANITARY SERVICES - 3.49%
28,400		Chubu Electric Power Co, Inc	976,069
77,000		CLP Holdings Ltd	562,213
6,900		Electric Power Development Co	347,225
1,404,697	e	Fortum Oyj	40,963,058
7,900		Hokkaido Electric Power Co, Inc	209,835
32,900		Kansai Electric Power Co, Inc	946,461
16,500		Kyushu Electric Power Co, Inc	469,068
89,000		Osaka Gas Co Ltd	345,154
27,600	*	Sojitz Holdings Corp	115,000
18,600		Tohoku Electric Power Co, Inc	471,945
52,100		Tokyo Electric Power Co, Inc	1,781,763
96,000		Tokyo Gas Co Ltd	535,234
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	47,723,025

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.04%
7,500		Alps Electric Co Ltd	87,831
9,000	e	Dainippon Screen Manufacturing Co Ltd	68,050
11,740		Fanuc Ltd	1,092,904
24,000		Fuji Electric Holdings Co Ltd	111,405
2,683		Hitachi High-Technologies Corp	73,313
393,540		Hoya Corp	13,057,887
5,800		Ibiden Co Ltd	300,730
23,490		Kyocera Corp	2,214,646
83,000		Matsushita Electric Industrial Co Ltd	1,672,819
15,000		Matsushita Electric Works Ltd	171,970
15,000		Minebea Co Ltd	92,923
82,000		Mitsubishi Electric Corp	844,773
8,700		Murata Manufacturing Co Ltd	634,929
13,610	*	NEC Electronics Corp	329,162
4,700		Nidec Corp	303,123
7,200		Nitto Denko Corp	337,882
9,800		Omron Corp	263,629
6,600	e	Pioneer Corp	86,253
29,000		Ricoh Co Ltd	653,386
6,530		Rohm Co Ltd	592,377
69,000	e*	Sanyo Electric Co Ltd	117,693
42,000		Sharp Corp	809,063
61,230		Sony Corp	3,112,421
6,500		Stanley Electric Co Ltd	132,107
5,000		Taiyo Yuden Co Ltd	104,167
5,500		TDK Corp	477,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
4,800		Ushio, Inc	$92,668
8,000		Yaskawa Electric Corp	94,501
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,929,615

ENGINEERING AND MANAGEMENT SERVICES - 0.01%
9,000		JGC Corp	147,709
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	147,709

FABRICATED METAL PRODUCTS - 0.03%
11,600		JS Group Corp	251,511
7,100		Toyo Seikan Kaisha Ltd	143,097
		TOTAL FABRICATED METAL PRODUCTS	394,608

FOOD AND KINDRED PRODUCTS - 4.37%
49,800		Ajinomoto Co, Inc	573,055
16,100		Asahi Breweries Ltd	258,223
222,087		Groupe Danone	36,283,199
2,600		Ito En Ltd	84,725
13,000		Kaneka Corp	123,999
6,000		Kikkoman Corp	76,884
33,000		Kirin Brewery Co Ltd	476,629
12,000		Meiji Dairies Corp	94,196
19,800		Meiji Seika Kaisha Ltd	91,909
7,000		Nippon Meat Packers, Inc	85,599
8,000		Nisshin Seifun Group, Inc	81,399
3,900		Nissin Food Products Co Ltd	142,974
514,200		Olam International Ltd	1,037,110
645,826	e	Sampo Oyj (A Shares)	19,601,072
40,000		Swire Pacific Ltd (Class A)	448,967
7,000	e	Takara Holdings, Inc	49,423
4,000		Toyo Suisan Kaisha Ltd	78,751
4,600		Yakult Honsha Co Ltd	117,498
		TOTAL FOOD AND KINDRED PRODUCTS	59,705,612

FOOD STORES - 2.88%
415,832		Carrefour S.A.	30,412,912
48,450		Coles Myer Ltd	637,015
2,800		FamilyMart Co Ltd	77,936
2,800		Lawson, Inc	107,637
35,200		Seven & I Holdings Co Ltd	1,072,369
599,702		Tesco plc	5,242,687
83,782		Woolworths Ltd	1,843,158
		TOTAL FOOD STORES	39,393,714

FURNITURE AND HOME FURNISHINGS STORES - 0.03%
3,700		Yamada Denki Co Ltd	344,756
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	344,756

GENERAL BUILDING CONTRACTORS - 0.37%
23,000		Daiwa House Industry Co Ltd	377,283
192,680		Fletcher Building Ltd	1,514,055
32,500	*	Haseko Corp	118,593
39,000		Kajima Corp	199,236
28,000		Obayashi Corp	180,584

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
5,848,000		Shanghai Forte Land Co	$2,447,426
41,000	e	Taisei Corp	152,045
		TOTAL GENERAL BUILDING CONTRACTORS	4,989,222

GENERAL MERCHANDISE STORES - 0.15%
27,100		Aeon Co Ltd	540,436
9,000		Daimaru, Inc	116,624
8,300		Isetan Co Ltd	144,743
23,000		Keio Corp	159,852
70,000	e	Kintetsu Corp	220,384
13,600		Marui Co Ltd	166,769
17,000		Mitsukoshi Ltd	78,047
12,000		Takashimaya Co Ltd	147,760
46,000		Tokyu Corp	358,350
6,000		UNY Co Ltd	82,332
		TOTAL GENERAL MERCHANDISE STORES	2,015,297

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.00%
6,000		Chiyoda Corp	131,619
351,578	e	Vinci S.A.	54,489,212
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	54,620,831

HOLDING AND OTHER INVESTMENT OFFICES - 6.13%
4,340,908		Ashmore Group plc	24,751,128
1,221,825		GEA Group AG.	33,818,531
84,300		GPT Group	336,944
16		Japan Retail Fund Investment Corp	157,502
23,800		JFE Holdings, Inc	1,407,722
1,988,830		Man Group plc	21,721,090
20		Nippon Building Fund, Inc	330,957
66,870		Noble Group Ltd	66,114
11		Nomura Real Estate Office Fund, Inc	140,954
89		NTT Urban Development Corp	208,452
31,600	*	Softbank Corp	812,525
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	83,751,919

HOTELS AND OTHER LODGING PLACES - 4.51%
644,649		Accor S.A.	61,606,740
47,100	*	Shanghai Jin Jiang International Hotels Group Co Ltd	27,428
		TOTAL HOTELS AND OTHER LODGING PLACES	61,634,168

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.42%
16,000		Amada Co Ltd	182,892
66,430	*	Brambles Ltd	731,518
95,790		Canon, Inc	5,145,542
10,000		Casio Computer Co Ltd	218,941
15,700		Citizen Watch Co Ltd	147,354
10,300		Daikin Industries Ltd	358,367
51,150		FUJIFILM Holdings Corp	2,092,184
4,300		Hitachi Construction Machinery Co Ltd	116,404
51,000		Ishikawajima-Harima Heavy Industries Co Ltd	212,067
15,000		Japan Steel Works Ltd	180,372
114,340		Komatsu Ltd	2,406,341
62,024		Krones AG	12,179,602

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
47,000		Kubota Corp	$412,008
4,900		Kurita Water Industries Ltd	118,508
4,700		Makita Corp	174,296
137,000		Mitsubishi Heavy Industries Ltd	885,896
66,000		Mitsui & Co Ltd	1,232,179
31,000		Mitsui Engineering & Shipbuilding Co Ltd	131,271
116,300		Modec, Inc	3,296,351
17,000		NTN Corp	147,149
298,204		Rheinmetall AG.	27,645,784
6,000		Seiko Epson Corp	176,680
68,500		Sumitomo Heavy Industries Ltd	682,442
5,200		THK Co Ltd	122,454
7,000		Tokyo Electron Ltd	489,477
123,000	e	Toshiba Corp	821,461
9,300		Yokogawa Electric Corp	142,531
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	60,450,071

INSTRUMENTS AND RELATED PRODUCTS - 2.83%
1,600		Keyence Corp	361,032
13,000		Nikon Corp	274,143
13,500		Nippon Electric Glass Co Ltd	236,571
10,000		Olympus Corp	341,989
326,279		Phonak Holding AG.	24,971,359
175,528		Tecan Group AG.	12,480,450
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,665,544

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
34,927		QBE Insurance Group Ltd	891,303
24,250		Suncorp-Metway Ltd	408,110
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,299,413

INSURANCE CARRIERS - 1.99%
108,000		Admiral Group plc	2,441,939
72,450		Insurance Australia Group Ltd	343,509
30,659		Millea Holdings, Inc	1,134,362
51,000		Mitsui Sumitomo Insurance Co Ltd	640,097
36,000		Sompo Japan Insurance, Inc	448,778
15,165		T&D Holdings, Inc	1,046,261
72,986		Zurich Financial Services AG.	21,067,226
		TOTAL INSURANCE CARRIERS	27,122,172

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
17,000	e	Keihin Electric Express Railway Co Ltd	130,414
35,000	e	Tobu Railway Co Ltd	168,109
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	298,523

METAL MINING - 2.24%
151,995		BHP Billiton Ltd	3,675,850
102,407		MMC Norilsk Nickel (ADR)	19,457,330
29,394		Newcrest Mining Ltd	565,791
95,768	e*	Paladin Resources Ltd	753,938
89,814	e*	Polyus Gold (ADR)	4,320,053
20,290		Rio Tinto Ltd	1,293,797
804		Sumitomo Titanium Corp	89,311

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
38,582		Zinifex Ltd	$492,600
		TOTAL METAL MINING	30,648,670

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
9,000		Namco Bandai Holdings, Inc	140,453
2,300		Sankyo Co Ltd	101,103
7,600		Yamaha Corp	169,620
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	411,176

MISCELLANEOUS RETAIL - 0.16%
91,000		Hutchison Whampoa Ltd	875,235
38,000		Nippon Mining Holdings, Inc	327,953
127,150		Origin Energy Ltd	926,923
1,100		Ryohin Keikaku Co Ltd	69,543
		TOTAL MISCELLANEOUS RETAIL	2,199,654

MOTION PICTURES - 0.01%
6,200		Toho Co Ltd	121,012
		TOTAL MOTION PICTURES	121,012

NONDEPOSITORY INSTITUTIONS - 4.85%
1,271,808		Collins Stewart plc	6,369,426
19,480		Credit Saison Co Ltd	641,399
250,608		Deutsche Postbank AG.	21,850,658
379,190		Hypo Real Estate Holding AG.	24,182,170
3,500		Promise Co Ltd	131,874
4,830	e	Takefuji Corp	193,872
1,364,642		Tullett Prebon plc	12,970,504
		TOTAL NONDEPOSITORY INSTITUTIONS	66,339,903

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
64,000		Itochu Corp	634,352
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	634,352

OIL AND GAS EXTRACTION - 1.04%
47,100	*	Compagnie Generale de Geophysique S.A.	9,878,171
73		Inpex Holdings, Inc	631,874
34,933		Total S.A.	2,447,583
38,723		Woodside Petroleum Ltd	1,237,254
		TOTAL OIL AND GAS EXTRACTION	14,194,882

PAPER AND ALLIED PRODUCTS - 0.02%
32,000		OJI Paper Co Ltd	169,722
1,700		Uni-Charm Corp	107,621
		TOTAL PAPER AND ALLIED PRODUCTS	277,343

PETROLEUM AND COAL PRODUCTS - 0.62%
251,112		ENI S.p.A.	8,171,480
8,200		Showa Shell Sekiyu KK	100,412
13,000		TonenGeneral Sekiyu KK	145,180
		TOTAL PETROLEUM AND COAL PRODUCTS	8,417,072

PRIMARY METAL INDUSTRIES - 0.59%
15,000	e	Daido Steel Co Ltd	97,378

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
12,000		DOWA HOLDINGS CO Ltd	$121,996
16,000		Fujikura Ltd	112,831
27,000		Furukawa Electric Co Ltd	164,969
121,000		Kobe Steel Ltd	487,738
42,000		Mitsubishi Materials Corp	199,236
24,000		Mitsui Mining & Smelting Co Ltd	131,772
455,500		Nippon Steel Corp	3,200,560
37,000		Nisshin Steel Co Ltd	159,504
31,400		Sumitomo Electric Industries Ltd	477,502
174,000		Sumitomo Metal Industries Ltd	899,236
102,300	e	Sumitomo Metal Mining Co Ltd	1,974,987
		TOTAL PRIMARY METAL INDUSTRIES	8,027,709

PRINTING AND PUBLISHING - 0.05%
27,000		Dai Nippon Printing Co Ltd	424,796
24,000		Toppan Printing Co Ltd	250,509
		TOTAL PRINTING AND PUBLISHING	675,305

RAILROAD TRANSPORTATION - 0.31%
89		Central Japan Railway Co	1,012,050
345		East Japan Railway Co	2,687,627
27,000	e	Odakyu Electric Railway Co Ltd	197,276
75		West Japan Railway Co	346,232
		TOTAL RAILROAD TRANSPORTATION	4,243,185

REAL ESTATE - 6.31%
582,200		Atrium Co Ltd	16,798,031
3,857		ORIX Corp	1,004,836
4,686		Risa Partners, Inc	13,838,493
5,118,100	*	Shui On Land Ltd	4,238,063
59,450		Stockland Trust Group	392,024
12,000		Tokyo Tatemono Co Ltd	181,059
3,329,500		Urban Corp	48,908,389
55,566		Westfield Group	924,796
		TOTAL REAL ESTATE	86,285,691

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
26,200		Bridgestone Corp	523,600
19,000		Denki Kagaku Kogyo KK	89,002
27,000		Mitsui Chemicals, Inc	235,998
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	848,600

SECURITY AND COMMODITY BROKERS - 0.31%
53,000		Daiwa Securities Group, Inc	640,012
45,800		Hong Kong Exchanges and Clearing Ltd	446,365
10,821		Macquarie Bank Ltd	724,499
11,000	*	Mitsubishi Securities Co	125,645
36,000		Nikko Cordial Corp	514,155
75,600		Nomura Holdings, Inc	1,575,000
358		SBI Holdings, Inc	135,799
20,000	*	Shinko Securities Co Ltd	101,324
		TOTAL SECURITY AND COMMODITY BROKERS	4,262,799

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.07%
106,800		Takasago Thermal Engineering Co Ltd	$965,224
		TOTAL SPECIAL TRADE CONTRACTORS	965,224

STONE, CLAY, AND GLASS PRODUCTS - 5.51%
41,000	e	Asahi Glass Co Ltd	577,215
36,365		CSR Ltd	100,332
99,123		Holcim Ltd	9,927,391
4,973,000		Nippon Sheet Glass Co Ltd	26,080,397
38,800		Rinker Group Ltd	566,646
12,514,300		Sumitomo Osaka Cement Co Ltd	37,593,875
39,000		Taiheiyo Cement Corp	172,429
12,000		Toto Ltd	120,265
40,000		UBE Industries Ltd	126,952
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	75,265,502

TOBACCO PRODUCTS - 1.73%
4,822		Japan Tobacco, Inc	23,692,617
		TOTAL TOBACCO PRODUCTS	23,692,617

TRANSPORTATION BY AIR - 2.27%
42,000		All Nippon Airways Co Ltd	165,020
419,810	e	Fraport AG Frankfurt Airport Services Worldwide	30,664,597
23,000		Singapore Airlines Ltd	251,656
		TOTAL TRANSPORTATION BY AIR	31,081,273

TRANSPORTATION EQUIPMENT - 6.37%
29,970		Denso Corp	1,113,956
2,466,553		Fiat S.p.A.	62,175,363
51,000		Hankyu Hanshin Holdings, Inc	308,579
8,300		JTEKT Corp	145,447
57,000	e	Kawasaki Heavy Industries Ltd	241,370
3,000		Shimano, Inc	92,668
112,932		Siemens AG.	12,071,786
169,530		Toyota Motor Corp	10,861,774
		TOTAL TRANSPORTATION EQUIPMENT	87,010,943

TRANSPORTATION SERVICES - 0.03%
23,545		Toll Holdings Ltd	390,531
		TOTAL TRANSPORTATION SERVICES	390,531

TRUCKING AND WAREHOUSING - 3.45%
1,538,651		Deutsche Post AG.	46,575,337
11,000		Kamigumi Co Ltd	94,654
34,000		Nippon Express Co Ltd	213,221
16,000		Yamato Transport Co Ltd	257,977
		TOTAL TRUCKING AND WAREHOUSING	47,141,189

WATER TRANSPORTATION - 0.08%
21,000	e	Kawasaki Kisen Kaisha Ltd	199,236
47,000		Mitsui OSK Lines Ltd	521,690
45,000		Nippon Yusen Kabushiki Kaisha	360,871
		TOTAL WATER TRANSPORTATION	1,081,797

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 4.75%
1,138,300		Kloeckner & Co AG	$62,572,363
96,600		Nissan Motor Co Ltd	1,035,351
47,340		Sumitomo Corp	851,670
16,847		Wesfarmers Ltd	514,567
		TOTAL WHOLESALE TRADE-DURABLE GOODS	64,973,951

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
44,500		Esprit Holdings Ltd	521,972
87,700		Foster's Group Ltd	486,063
66,000		Marubeni Corp	401,018
58,670		Mitsubishi Corp	1,361,698
53,000		Nippon Oil Corp	429,973
3,000		Suzuken Co Ltd	106,415
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,307,139

		TOTAL COMMON STOCKS
		(Cost $1,136,215,736)	1,367,745,293

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.15%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.15%
$ 111,354,298		State Street Navigator Securities Lending Prime Portfolio	111,354,298
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $111,354,298)	111,354,298

		TOTAL PORTFOLIO - 108.22%
		(Cost $1,247,570,034)	1,479,099,591
		OTHER ASSETS & LIABILITIES, NET - (8.22%)	(112,351,823)

		NET ASSETS - 100.00%	$1,366,747,768

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)
INSTITUTIONAL INTERNATIONAL EQUITY FUND
March 31, 2007

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$111,354,298	7.53%
TOTAL DOMESTIC	111,354,298	7.53%

FOREIGN
AUSTRALIA	28,341,885	1.92
FINLAND	60,564,130	4.09
FRANCE	211,902,633	14.33
GERMANY	393,208,083	26.58
HONG KONG	26,603,011	1.80
INDIA	1,003,481	0.07
ITALY	70,346,843	4.76
JAPAN	340,728,802	23.04
NETHERLANDS	7,521,424	0.51
NEW ZEALAND	1,514,055	0.10
RUSSIA	23,777,383	1.61
SINGAPORE	4,003,036	0.27
SWEDEN	12,657,840	0.85
SWITZERLAND	97,353,177	6.58
UNITED KINGDOM	88,219,510	5.96

TOTAL FOREIGN	1,367,745,293	92.47

TOTAL PORTFOLIO	$1,479,099,591	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.27%

AMUSEMENT AND RECREATION SERVICES - 0.53%
7,470	e*	Activision, Inc	$141,482
		TOTAL AMUSEMENT AND RECREATION SERVICES	141,482

APPAREL AND OTHER TEXTILE PRODUCTS - 0.89%
2,698	e	Polo Ralph Lauren Corp	237,829
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	237,829

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.98%
8,329		Lowe's Cos, Inc	262,280
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	262,280

BUSINESS SERVICES - 13.49%
13,049	*	Adobe Systems, Inc	544,143
650	e*	Cognizant Technology Solutions Corp (Class A)	57,376
10,005	*	eBay, Inc	331,666
6,315	*	Electronic Arts, Inc	318,023
1,237	*	Google, Inc (Class A)	566,744
7,390	e*	Juniper Networks, Inc	145,435
21,859	e	Microsoft Corp	609,210
3,189		Omnicom Group, Inc	326,490
7,600	*	Oracle Corp	137,788
17,883	*	Yahoo!, Inc	559,559
		TOTAL BUSINESS SERVICES	3,596,434

CHEMICALS AND ALLIED PRODUCTS - 14.71%
11,164		Abbott Laboratories	622,951
2,542	*	Amgen, Inc	142,047
3,200		Colgate-Palmolive Co	213,728
4,014	e	Eli Lilly & Co	215,592
4,236	*	Genentech, Inc	347,860
6,067	e*	Gilead Sciences, Inc	464,126
6,222	*	Keryx Biopharmaceuticals, Inc	65,455
3,592		Merck & Co, Inc	158,659
8,194	e	Monsanto Co	450,342
2,344		Novartis AG.	134,450
4,811		Procter & Gamble Co	303,863
1,922		Roche Holding AG.	340,065
5,807	e	Schering-Plough Corp	148,137
8,401		Teva Pharmaceutical Industries Ltd (ADR)	314,449
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,921,724

COMMUNICATIONS - 2.85%
5,147	e	America Movil S.A. de C.V.(Series L) (ADR)	245,975
5,450	e	AT&T, Inc	214,894
6,898	*	Comcast Corp (Class A)	179,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
4,057	e	Grupo Televisa S.A. (ADR)	$120,899
		TOTAL COMMUNICATIONS	760,771

DEPOSITORY INSTITUTIONS - 0.70%
5,400	e	Wells Fargo & Co	185,922
		TOTAL DEPOSITORY INSTITUTIONS	185,922

ELECTRIC, GAS, AND SANITARY SERVICES - 0.84%
7,694		Fortum Oyj	224,369
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	224,369

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.93%
6,919	e*	Apple Computer, Inc	642,844
32,400	*	Cisco Systems, Inc	827,172
6,898		Cooper Industries Ltd (Class A)	310,341
10,397	e	Emerson Electric Co	448,007
5,601		Intel Corp	107,147
12,740	e*	Marvell Technology Group Ltd	214,159
5,000	e	Maxim Integrated Products, Inc	147,000
3,001	*	MEMC Electronic Materials, Inc	181,801
117		Motorola, Inc	2,067
8,797		National Semiconductor Corp	212,360
5,278	*	Network Appliance, Inc	192,753
2,876	*	Nvidia Corp	82,771
3,700	*	Polycom, Inc	123,321
16,025		Qualcomm, Inc	683,627
2,384		Texas Instruments, Inc	71,758
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,247,128

ENGINEERING AND MANAGEMENT SERVICES - 1.90%
3,908	e*	Celgene Corp	205,014
2,015	e	Fluor Corp	180,786
3,191		Paychex, Inc	120,843
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	506,643

FOOD AND KINDRED PRODUCTS - 2.70%
11,328		PepsiCo, Inc	720,008
		TOTAL FOOD AND KINDRED PRODUCTS	720,008

FURNITURE AND HOME FURNISHINGS STORES - 0.85%
6,976	e*	GameStop Corp (Class A)	227,208
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	227,208

GENERAL MERCHANDISE STORES - 1.98%
8,326		Target Corp	493,399
729		Wal-Mart Stores, Inc	34,227
		TOTAL GENERAL MERCHANDISE STORES	527,626

HEALTH SERVICES - 1.77%
3,328	e	McKesson Corp	194,821
3,814	e*	Medco Health Solutions, Inc	276,629
		TOTAL HEALTH SERVICES	471,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 1.27%
1,712		Alcon, Inc	$225,676
48	e	Hugoton Royalty Trust	1,209
1,979		iShares Russell 1000 Growth Index Fund	110,131
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	337,016

HOTELS AND OTHER LODGING PLACES - 2.43%
11,991	e	Hilton Hotels Corp	431,196
3,353		Starwood Hotels & Resorts Worldwide, Inc	217,442
		TOTAL HOTELS AND OTHER LODGING PLACES	648,638

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.48%
1,971	*	Alstom	255,791
4,407	*	Dell, Inc	102,286
7,462		General Electric Co	263,856
11,729		Hewlett-Packard Co	470,802
771	e	International Business Machines Corp	72,674
7,331	e	International Game Technology	296,026
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,461,435

INSTRUMENTS AND RELATED PRODUCTS - 3.12%
5,613		Johnson & Johnson	338,239
2,795		Medtronic, Inc	137,123
4,165	e*	Zimmer Holdings, Inc	355,733
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	831,095

INSURANCE CARRIERS - 1.87%
4,576		Aetna, Inc	200,383
3,547		American International Group, Inc	238,429
2,760	e	Progressive Corp	60,223
		TOTAL INSURANCE CARRIERS	499,035

LEATHER AND LEATHER PRODUCTS - 1.71%
9,126	e*	Coach, Inc	456,756
		TOTAL LEATHER AND LEATHER PRODUCTS	456,756

METAL MINING - 0.95%
4,797		Anglo American plc	252,702
		TOTAL METAL MINING	252,702

MISCELLANEOUS RETAIL - 3.20%
4,816	e	Best Buy Co, Inc	234,636
7,800	e	CVS Corp	266,292
13,603	e	Staples, Inc	351,502
		TOTAL MISCELLANEOUS RETAIL	852,430

MOTION PICTURES - 0.37%
575	*	National CineMedia Inc	15,352
270	*	Viacom, Inc (Class B)	11,100
2,086		Walt Disney Co	71,821
		TOTAL MOTION PICTURES	98,273

NONDEPOSITORY INSTITUTIONS - 2.00%
9,430		American Express Co	531,852
		TOTAL NONDEPOSITORY INSTITUTIONS	531,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.74%
152		Halliburton Co	$4,824
1,040	*	National Oilwell Varco, Inc	80,902
2,715		Schlumberger Ltd	187,606
8,328	e	XTO Energy, Inc	456,458
		TOTAL OIL AND GAS EXTRACTION	729,790

PETROLEUM AND COAL PRODUCTS - 0.91%
1,511	e	Apache Corp	106,828
1,780	*	Suncor Energy, Inc	135,903
		TOTAL PETROLEUM AND COAL PRODUCTS	242,731

PRIMARY METAL INDUSTRIES - 0.87%
10,440		BHP Billiton plc	232,767
		TOTAL PRIMARY METAL INDUSTRIES	232,767

RAILROAD TRANSPORTATION - 0.47%
3,155		CSX Corp	126,358
		TOTAL RAILROAD TRANSPORTATION	126,358

SECURITY AND COMMODITY BROKERS - 4.64%
27,033	e	Charles Schwab Corp	494,434
278		Chicago Mercantile Exchange Holdings, Inc	148,024
1,599		Goldman Sachs Group, Inc	330,401
3,239	e	Merrill Lynch & Co, Inc	264,529
		TOTAL SECURITY AND COMMODITY BROKERS	1,237,388

TOBACCO PRODUCTS - 0.49%
1,473		Altria Group, Inc	129,344
		TOTAL TOBACCO PRODUCTS	129,344

TRANSPORTATION EQUIPMENT - 5.65%
6,908		Boeing Co	614,190
5,198	e	ITT Industries, Inc	313,543
8,888		United Technologies Corp	577,720
		TOTAL TRANSPORTATION EQUIPMENT	1,505,453

TRANSPORTATION SERVICES - 0.69%
1,267	e	CH Robinson Worldwide, Inc	60,499
5,000		UTI Worldwide, Inc	122,900
		TOTAL TRANSPORTATION SERVICES	183,399

TRUCKING AND WAREHOUSING - 0.29%
1,090		United Parcel Service, Inc (Class B)	76,409
		TOTAL TRUCKING AND WAREHOUSING	76,409

		TOTAL COMMON STOCKS
		(Cost $25,276,573)	26,463,745

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 23.99%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 23.99%
$ 6,394,252		State Street Navigator Securities Lending Prime Portfolio	6,394,252

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,394,252)	$6,394,252

	TOTAL PORTFOLIO - 123.26%
	(Cost $31,670,825)	32,857,997
	OTHER ASSETS & LIABILITIES, NET - (23.26%)	(6,199,816)

	NET ASSETS - 100.00%	$26,658,181

*	Non-income producing.
e	All or a portion of these securities are out on loan.

	ABBREVIATION:
	ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.02%

AMUSEMENT AND RECREATION SERVICES - 1.04%
79,626	e*	Bally Technologies, Inc	$1,877,581
152,000	e*	Penn National Gaming, Inc	6,447,840
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,325,421

APPAREL AND ACCESSORY STORES - 2.28%
1,063,005		Gap, Inc	18,294,316
		TOTAL APPAREL AND ACCESSORY STORES	18,294,316

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
4,023		Liz Claiborne, Inc	172,386
3,049	e	VF Corp	251,908
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	424,294

BUSINESS SERVICES - 2.72%
90,841	e*	DynCorp International, Inc (Class A)	1,370,791
128,726		Fidelity National Information Services, Inc	5,851,884
746,993	*	Novell, Inc	5,393,289
17,008,045		Solomon Systech International Ltd	2,677,404
209,148	*	Yahoo!, Inc	6,544,241
		TOTAL BUSINESS SERVICES	21,837,609

CHEMICALS AND ALLIED PRODUCTS - 5.95%
50,800	e*	Adams Respiratory Therapeutics, Inc	1,708,404
63,181	*	Amgen, Inc	3,530,554
164,999		Bristol-Myers Squibb Co	4,580,372
26,300		Eli Lilly & Co	1,412,573
73,818	*	Invitrogen Corp	4,698,516
63,721	e	Minerals Technologies, Inc	3,960,897
404,345		Pfizer, Inc	10,213,755
124,200		PPG Industries, Inc	8,732,502
46,943		Procter & Gamble Co	2,964,920
50,792	e*	Vertex Pharmaceuticals, Inc	1,424,208
190,410	e*	Warner Chilcott Ltd (Class A)	2,819,972
33,096		Wyeth	1,655,793
		TOTAL CHEMICALS AND ALLIED PRODUCTS	47,702,466

COAL MINING - 1.10%
107,648		Peabody Energy Corp	4,331,755
135,818	e	Sasol Ltd (ADR)	4,488,785
		TOTAL COAL MINING	8,820,540

COMMUNICATIONS - 5.17%
468,353		AT&T, Inc	18,467,159
15,594	*	Liberty Media Holding Corp (Interactive A)	371,449
3,136	*	Liberty Media Corp - Capital (Series A)	346,810
1,018,716		Sprint Nextel Corp	19,314,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
15,434,995	*	True Corp PCL	$2,402,763
13,725		Verizon Communications, Inc	520,452
		TOTAL COMMUNICATIONS	41,423,488

DEPOSITORY INSTITUTIONS - 19.53%
575,400		AMMB Holdings BHD	625,742
130,116		Astoria Financial Corp	3,459,784
30,400		Bank of America Corp	1,551,008
469,894		Bank of New York Co, Inc	19,054,202
42,700	*	Bank of the Ryukyus Ltd	998,290
516,285		Citigroup, Inc	26,506,072
207,224		Colonial Bancgroup, Inc	5,128,794
236,700	e	First Horizon National Corp	9,830,151
458,573		Hudson City Bancorp, Inc	6,273,279
493,038		JPMorgan Chase & Co	23,853,178
603	e	National City Corp	22,462
79,491		South Financial Group, Inc	1,965,018
246,981		SunTrust Banks, Inc	20,509,302
369,991	e	TCF Financial Corp	9,752,963
109,024		US Bancorp	3,812,569
1,524		Washington Mutual, Inc	61,539
673,877	e	Wells Fargo & Co	23,201,585
		TOTAL DEPOSITORY INSTITUTIONS	156,605,938

EATING AND DRINKING PLACES - 2.31%
1,118,441		Compass Group plc	7,483,125
267,387		Darden Restaurants, Inc	11,013,670
		TOTAL EATING AND DRINKING PLACES	18,496,795

ELECTRIC, GAS, AND SANITARY SERVICES - 4.75%
128,703		American Electric Power Co, Inc	6,274,271
27,968		Constellation Energy Group, Inc	2,431,818
221,489	e	DPL, Inc	6,886,093
8,114		Dominion Resources, Inc	720,280
24,163		Duke Energy Corp	490,267
100,000		Energy East Corp	2,436,000
44,546		FPL Group, Inc	2,724,879
17,547		FirstEnergy Corp	1,162,313
6,133		MDU Resources Group, Inc	176,262
41,008	*	Mirant Corp	1,659,184
48,927	*	NRG Energy, Inc	3,524,701
57,131		Northeast Utilities	1,872,183
27,744		PPL Corp	1,134,730
737,920	*	Sojitz Holdings Corp	3,074,667
30,260		Southern Co	1,109,029
140,000		TECO Energy, Inc	2,409,400
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,086,077

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.55%
100,000		Advantest Corp	4,438,221
260,574	*	Agere Systems, Inc	5,894,184
465,880	*	Celestica Inc	2,855,844
97,849	e*	Ciena Corp	2,734,880
146,183	e*	Cree, Inc	2,406,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
402,131	e*	Finisar Corp	$1,407,459
242,496		Honeywell International, Inc	11,169,366
173,600		Intel Corp	3,320,968
171,851	e*	JDS Uniphase Corp	2,617,291
121,286		Maxim Integrated Products, Inc	3,565,808
17,900	*	Qimonda AG. (ADR)	257,044
77,264		Qualcomm, Inc	3,296,082
305,129	e	RadioShack Corp	8,247,637
320,676	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,447,267
57,355	e	Whirlpool Corp	4,870,013
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	60,528,236

ENGINEERING AND MANAGEMENT SERVICES - 0.00% **
408	e*	Affymax, Inc	13,138
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,138

FABRICATED METAL PRODUCTS - 1.24%
192,335		Illinois Tool Works, Inc	9,924,486
		TOTAL FABRICATED METAL PRODUCTS	9,924,486

FOOD AND KINDRED PRODUCTS - 3.58%
481,037	*	Constellation Brands, Inc (Class A)	10,188,364
136,255		PepsiCo, Inc	8,660,368
329,422	e*	Smithfield Foods, Inc	9,866,189
		TOTAL FOOD AND KINDRED PRODUCTS	28,714,921

FORESTRY - 0.23%
42,496		Rayonier, Inc	1,827,328
		TOTAL FORESTRY	1,827,328

FURNITURE AND HOME FURNISHINGS STORES - 0.47%
46,332	e*	Mohawk Industries, Inc	3,801,541
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,801,541

GENERAL BUILDING CONTRACTORS - 0.76%
370,100		Daikyo, Inc	2,035,173
147,302	e*	Toll Brothers, Inc	4,033,129
		TOTAL GENERAL BUILDING CONTRACTORS	6,068,302

HEALTH SERVICES - 1.27%
81,842	*	DaVita, Inc	4,363,815
277,728	e*	Healthsouth Corp	5,835,065
		TOTAL HEALTH SERVICES	10,198,880

HOLDING AND OTHER INVESTMENT OFFICES - 0.43%
11		Cross Timbers Royalty Trust	462
41,895		Douglas Emmett, Inc	1,069,579
60,167		Plum Creek Timber Co, Inc	2,371,783
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,441,824

HOTELS AND OTHER LODGING PLACES - 2.94%
149,491		Accor S.A.	14,286,306
65,000		Hilton Hotels Corp	2,337,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
116,244	e	Orient-Express Hotels Ltd (Class A)	$6,953,716
		TOTAL HOTELS AND OTHER LODGING PLACES	23,577,422

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.57%
87,230	*	Alstom	11,320,475
390		Deere & Co	42,370
198,039		General Electric Co	7,002,659
50,636	e*	SanDisk Corp	2,217,857
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,583,361

INSTRUMENTS AND RELATED PRODUCTS - 1.78%
72,393	e	Cooper Cos, Inc	3,519,748
61,780	e*	Eagle Test Systems, Inc	1,028,019
207,281	*	Thermo Electron Corp	9,690,387
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	14,238,154

INSURANCE AGENTS, BROKERS AND SERVICE - 1.12%
52,120		AON Corp	1,978,475
73,204		Hartford Financial Services Group, Inc	6,996,838
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	8,975,313

INSURANCE CARRIERS - 6.92%
1,199		Aegon NV	23,908
271,158		Aetna, Inc	11,874,009
73,398		American International Group, Inc	4,933,814
57,451		Aspen Insurance Holdings Ltd	1,505,791
101,087		Axis Capital Holdings Ltd	3,422,806
8,885	*	Employers Holdings, Inc	177,878
15,688		Everest Re Group Ltd	1,508,715
80,359		Max Re Capital Ltd	2,047,547
156,190	e	Montpelier Re Holdings Ltd	2,708,335
70,524		PartnerRe Ltd	4,833,715
110,555	e	Platinum Underwriters Holdings Ltd	3,546,604
214,047		Radian Group, Inc	11,746,899
25,372		Travelers Cos, Inc/The	1,313,508
83,321	e	XL Capital Ltd (Class A)	5,829,137
		TOTAL INSURANCE CARRIERS	55,472,666

METAL MINING - 0.95%
78,700		Anglo American plc	4,145,855
18,159		MMC Norilsk Nickel (ADR)	3,450,210
		TOTAL METAL MINING	7,596,065

MISCELLANEOUS RETAIL - 0.55%
758,157	e*	Rite Aid Corp	4,374,566
		TOTAL MISCELLANEOUS RETAIL	4,374,566

MOTION PICTURES - 0.00% **
20		News Corp (Class A)	462
		TOTAL MOTION PICTURES	462

NONDEPOSITORY INSTITUTIONS - 1.19%
222,209	e*	Accredited Home Lenders Holding Co	2,059,877
137,879	e	Fannie Mae	7,525,436
		TOTAL NONDEPOSITORY INSTITUTIONS	9,585,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.61%
4,149	e	Equitable Resources, Inc	$200,480
146,200		Halliburton Co	4,640,388
265,000	*	Integra Group Holdings (GDR)	5,101,250
66,000	*	KazMunaiGas Exploration Production (GDR)	1,387,980
67,000	g,m,v*	KazMunaiGas Exploration Production (GDR)	1,409,010
1,745	e	Pogo Producing Co	83,935
269,782	*	Pride International, Inc	8,120,438
		TOTAL OIL AND GAS EXTRACTION	20,943,481

PAPER AND ALLIED PRODUCTS - 1.42%
1,500,000	*	Abitibi-Consolidated, Inc	4,230,000
25,713		Kimberly-Clark Corp	1,761,083
10,183	*	Smurfit-Stone Container Corp	114,661
89,044		Temple-Inland, Inc	5,319,489
		TOTAL PAPER AND ALLIED PRODUCTS	11,425,233

PETROLEUM AND COAL PRODUCTS - 8.16%
33,170		Apache Corp	2,345,119
84,239		Cabot Oil & Gas Corp	5,670,969
178,569		Chevron Corp	13,206,963
37,564		ConocoPhillips	2,567,499
72,855		Devon Energy Corp	5,043,023
73,939	e	EOG Resources, Inc	5,274,808
69,991		Exxon Mobil Corp	5,280,821
17,380		Marathon Oil Corp	1,717,665
31,781		Noble Energy, Inc	1,895,737
198,703		Occidental Petroleum Corp	9,798,045
55,350		Petroleo Brasileiro S.A. (ADR)	5,507,879
100,792		Sunoco, Inc	7,099,788
		TOTAL PETROLEUM AND COAL PRODUCTS	65,408,316

PIPELINES, EXCEPT NATURAL GAS - 0.04%
12,081		Spectra Energy Corp	317,368
		TOTAL PIPELINES, EXCEPT NATURAL GAS	317,368

REAL ESTATE - 0.67%
1,640,472	*	Unitech Corporate Parks plc	2,945,728
164,400		Urban Corp	2,414,939
		TOTAL REAL ESTATE	5,360,667

SECURITY AND COMMODITY BROKERS - 1.65%
140,293		Morgan Stanley	11,049,477
145,935	e*	TD Ameritrade Holding Corp	2,171,513
		TOTAL SECURITY AND COMMODITY BROKERS	13,220,990

STONE, CLAY, AND GLASS PRODUCTS - 0.18%
30,262	e*	USG Corp	1,412,630
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,412,630

TEXTILE MILL PRODUCTS - 0.20%
31,811		Oxford Industries, Inc	1,572,736
		TOTAL TEXTILE MILL PRODUCTS	1,572,736

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 2.85%
260,279		Altria Group, Inc	$22,855,099
		TOTAL TOBACCO PRODUCTS	22,855,099

TRANSPORTATION BY AIR - 1.10%
93,778	e*	AMR Corp	2,855,540
252,084	e*	JetBlue Airways Corp	2,901,487
81,261	e*	UAL Corp	3,101,732
		TOTAL TRANSPORTATION BY AIR	8,858,759

TRANSPORTATION EQUIPMENT - 1.45%
944,156	e*	Ford Motor Co	7,449,391
68,809		ITT Industries, Inc	4,150,559
		TOTAL TRANSPORTATION EQUIPMENT	11,599,950

TRANSPORTATION SERVICES - 0.62%
201,900		UTI Worldwide, Inc	4,962,702
		TOTAL TRANSPORTATION SERVICES	4,962,702

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
106,926		Dean Foods Co	4,997,721
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,997,721

		TOTAL COMMON STOCKS
		(Cost $735,300,695)	801,874,574

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 13.36%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.36%
$ 107,123,583		State Street Navigator Securities Lending Prime Portfolio	107,123,583
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $107,123,583)	107,123,583

		TOTAL PORTFOLIO - 113.38%
		(Cost $842,424,278)	908,998,157
		OTHER ASSETS & LIABILITIES, NET - (13.38)%	(107,271,644)

		NET ASSETS - 100.00%	$801,726,513

*	Non-income producing
**	Percentage represents less than 0.01%
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $1,409,010 or 0.18% of net assets.
m	Indicates a security has been deemed illiquid
v	Security valued at fair value

ABBREVIATION:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.82%
AMUSEMENT AND RECREATION SERVICES - 2.06%
112,638	e*	Activision, Inc	$2,133,364
84,328	e*	Marvel Entertainment, Inc	2,340,102
37,915	e*	Penn National Gaming, Inc	1,608,354
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,081,820

APPAREL AND ACCESSORY STORES - 1.32%
90,427	e	Limited Brands, Inc	2,356,528
44,917	e	Ross Stores, Inc	1,545,145
		TOTAL APPAREL AND ACCESSORY STORES	3,901,673

APPAREL AND OTHER TEXTILE PRODUCTS - 2.69%
64,178		Guess ?, Inc	2,598,567
60,502		Polo Ralph Lauren Corp	5,333,251
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,931,818

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.89%
93,516	*	Copart, Inc	2,619,383
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,619,383

BUSINESS SERVICES - 11.81%
83,338	e*	Adobe Systems, Inc	3,475,195
27,218	*	Akamai Technologies, Inc	1,358,723
38,930	*	Autodesk, Inc	1,463,768
65,778	e*	Cerner Corp	3,581,612
38,388	*	Citrix Systems, Inc	1,229,568
56,984	*	Cognizant Technology Solutions Corp (Class A)	5,029,978
20,847	*	DST Systems, Inc	1,567,694
45,443	e*	ExlService Holdings, Inc	937,489
50,781	e*	F5 Networks, Inc	3,386,077
35,682	*	Focus Media Holding Ltd (ADR)	2,799,610
92,401	e*	H&E Equipment Services, Inc	1,986,622
47,385	*	Intuit, Inc	1,296,454
21,148		Omnicom Group, Inc	2,165,132
229,256	e*	Sonus Networks, Inc	1,850,096
108,554	*	Sybase, Inc	2,744,245
		TOTAL BUSINESS SERVICES	34,872,263

CHEMICALS AND ALLIED PRODUCTS - 4.90%
49,773	e*	Abraxis BioScience, Inc	1,329,437
35,616	e	Church & Dwight Co, Inc	1,793,266
86,492		Ecolab, Inc	3,719,156
56,100	*	Hospira, Inc	2,294,490
22,379	e	Medicis Pharmaceutical Corp (Class A)	689,721
29,319	e	Shire plc (ADR)	1,814,846
77,900	*	VCA Antech, Inc	2,828,549
		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,469,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.95%
71,534		Consol Energy, Inc	$2,799,125
		TOTAL COAL MINING	2,799,125

COMMUNICATIONS - 4.82%
96,636	*	American Tower Corp (Class A)	3,763,972
109,180		Aruba Networks Inc	1,601,671
80,062	*	Crown Castle International Corp	2,572,392
91,022	e*	NeuStar, Inc (Class A)	2,588,666
40,851	*	NII Holdings, Inc	3,030,327
83,333	e*	Terremark Worldwide, Inc	671,664
		TOTAL COMMUNICATIONS	14,228,692

DEPOSITORY INSTITUTIONS - 1.38%
38,380		Northern Trust Corp	2,308,173
66,661		TCF Financial Corp	1,757,184
		TOTAL DEPOSITORY INSTITUTIONS	4,065,357

EATING AND DRINKING PLACES - 1.31%
26,166	e*	Chipotle Mexican Grill, Inc (Class A)	1,624,909
38,833		Yum! Brands, Inc	2,242,994
		TOTAL EATING AND DRINKING PLACES	3,867,903

ELECTRIC, GAS, AND SANITARY SERVICES - 2.71%
24,265		Constellation Energy Group, Inc	2,109,842
169,931	*	Covanta Holding Corp	3,769,070
29,415	*	NRG Energy, Inc	2,119,057
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,997,969

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.01%
146,495	*	Fairchild Semiconductor International, Inc	2,449,396
35,075		Harris Corp	1,787,071
63,211	e*	JA Solar Holdings Co Ltd	1,143,487
39,289		L-3 Communications Holdings, Inc	3,436,609
65,963	*	MEMC Electronic Materials, Inc	3,996,039
36,200		Microchip Technology, Inc	1,286,186
101,866	*	Network Appliance, Inc	3,720,146
195,684	*	QLogic Corp	3,326,628
50,932	*	Thomas & Betts Corp	2,486,500
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	23,632,062

ENGINEERING AND MANAGEMENT SERVICES - 2.73%
76,286	*	Jacobs Engineering Group, Inc	3,558,742
118,921		Paychex, Inc	4,503,538
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,062,280

FOOD AND KINDRED PRODUCTS - 1.15%
88,012		McCormick & Co, Inc	3,390,222
		TOTAL FOOD AND KINDRED PRODUCTS	3,390,222

FURNITURE AND FIXTURES - 0.67%
59,245	e	Herman Miller, Inc	1,984,115
		TOTAL FURNITURE AND FIXTURES	1,984,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOME FURNISHINGS STORES - 1.11%
100,916	e*	GameStop Corp (Class A)	$3,286,834
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,286,834

GENERAL MERCHANDISE STORES - 1.86%
30,265		JC Penney Co, Inc	2,486,572
111,969		TJX Cos, Inc	3,018,684
		TOTAL GENERAL MERCHANDISE STORES	5,505,256

HEALTH SERVICES - 1.12%
60,707	e	Manor Care, Inc	3,300,033
		TOTAL HEALTH SERVICES	3,300,033

HOLDING AND OTHER INVESTMENT OFFICES - 2.56%
48,468	*	iShares Russell Midcap Growth Index Fund	5,191,892
25,726		Macerich Co	2,376,053
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,567,945

HOTELS AND OTHER LODGING PLACES - 1.85%
152,021		Hilton Hotels Corp	5,466,675
		TOTAL HOTELS AND OTHER LODGING PLACES	5,466,675

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.76%
30,804		Flowserve Corp	1,761,681
114,259		International Game Technology	4,613,778
61,880	e*	Netgear, Inc	1,765,436
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,140,895

INSTRUMENTS AND RELATED PRODUCTS - 10.21%
56,865	*	Agilent Technologies, Inc	1,915,782
42,984		Allergan, Inc	4,763,487
49,813		Bard (C.R.), Inc	3,960,632
27,009	e*	Hologic, Inc	1,556,799
29,555	e*	Intuitive Surgical, Inc	3,593,001
57,016	e*	Resmed, Inc	2,871,896
72,014	e	Rockwell Collins, Inc	4,819,897
105,508	e*	Thermo Electron Corp	4,932,499
64,066	*	Trimble Navigation Ltd	1,719,531
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,133,524

INSURANCE CARRIERS - 0.38%
54,916	*	First Mercury Financial Corp	1,128,524
		TOTAL INSURANCE CARRIERS	1,128,524

JUSTICE, PUBLIC ORDER AND SAFETY - 1.21%
67,729	*	Corrections Corp of America	3,576,768
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,576,768

LEATHER AND LEATHER PRODUCTS - 1.16%
68,147	*	Coach, Inc	3,410,757
		TOTAL LEATHER AND LEATHER PRODUCTS	3,410,757

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
METAL MINING - 1.54%
37,279		Freeport-McMoRan Copper & Gold, Inc (Class B)	$2,467,497
28,884	e	Southern Copper Corp	2,069,827
		TOTAL METAL MINING	4,537,324

MISCELLANEOUS RETAIL - 1.95%
69,734	e*	Nutri/System, Inc	3,654,759
59,460	*	Office Depot, Inc	2,089,424
		TOTAL MISCELLANEOUS RETAIL	5,744,183

MOTION PICTURES - 1.99%
193,500	*	Lions Gate Entertainment Corp	2,209,770
98,441	*	DreamWorks Animation SKG, Inc (Class A)	3,010,326
32,429	e	Regal Entertainment Group (Class A)	644,364
		TOTAL MOTION PICTURES	5,864,460

OIL AND GAS EXTRACTION - 6.51%
97,331	*	Denbury Resources, Inc	2,899,490
87,290		Equitable Resources, Inc	4,217,853
46,789	*	National Oilwell Varco, Inc	3,639,716
64,627	e	Smith International, Inc	3,105,327
52,347	e*	Southwestern Energy Co	2,145,180
58,444		XTO Energy, Inc	3,203,316
		TOTAL OIL AND GAS EXTRACTION	19,210,882

PRIMARY METAL INDUSTRIES - 2.45%
36,296		Precision Castparts Corp	3,776,599
95,896	e*	Titanium Metals Corp	3,440,748
		TOTAL PRIMARY METAL INDUSTRIES	7,217,347

PRINTING AND PUBLISHING - 1.44%
49,115		EW Scripps Co (Class A)	2,194,458
32,668		McGraw-Hill Cos, Inc	2,054,164
		TOTAL PRINTING AND PUBLISHING	4,248,622

REAL ESTATE - 2.61%
125,484	e*	CB Richard Ellis Group, Inc (Class A)	4,289,043
51,417	e	Forest City Enterprises, Inc (Class A)	3,402,777
		TOTAL REAL ESTATE	7,691,820

SECURITY AND COMMODITY BROKERS - 4.61%
4,567		Chicago Mercantile Exchange Holdings, Inc	2,431,745
72,494	*	E*Trade Financial Corp	1,538,323
8,422	e	Fortress Investment Group LLC	241,543
27,900	e*	GFI Group, Inc	1,896,363
49,667	e	Greenhill & Co, Inc	3,049,057
29,418	e	Lazard Ltd (Class A)	1,476,195
63,336		T Rowe Price Group, Inc	2,988,826
		TOTAL SECURITY AND COMMODITY BROKERS	13,622,052

SPECIAL TRADE CONTRACTORS - 0.66%
77,063	e*	Quanta Services, Inc	1,943,529
		TOTAL SPECIAL TRADE CONTRACTORS	1,943,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 1.71%
37,397		ITT Industries, Inc	$2,255,787
31,178		Textron, Inc	2,799,784
		TOTAL TRANSPORTATION EQUIPMENT	5,055,571

WHOLESALE TRADE-DURABLE GOODS - 1.74%
76,300	*	Cytyc Corp	2,610,223
40,318	e*	WESCO International, Inc	2,531,164
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,141,387

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
36,753		Wimm-Bill-Dann Foods OJSC (ADR)	2,935,096
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,935,096

		TOTAL COMMON STOCKS
		(Cost - $251,873,068)	294,633,631

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 22.08%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.08%
$ 65,190,212		State Street Navigator Securities Lending Prime Portfolio	65,190,212
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $65,190,212)	65,190,212

		TOTAL PORTFOLIO - 121.90%
		(Cost - $317,063,280)	359,823,843
		OTHER ASSETS & LIABILITIES, NET - (21.90%)	(64,649,425)

		NET ASSETS - 100.00%	$295,174,418

	*	Non-income producing
	e	All or a portion of these securities are out on loan.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.05%

AMUSEMENT AND RECREATION SERVICES - 0.25%
41,000	*	Penn National Gaming, Inc	$1,739,220
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,739,220

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.52%
130,000		Asbury Automotive Group, Inc	3,672,500
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,672,500

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.46%
49,000		Sherwin-Williams Co	3,235,960
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,235,960

BUSINESS SERVICES - 3.18%
34,000		Automatic Data Processing, Inc	1,645,600
42,000	e*	CACI International, Inc (Class A)	1,968,120
99,000	*	Computer Sciences Corp	5,160,870
150,000	*	DynCorp International, Inc (Class A)	2,263,500
300,000	*	Earthlink, Inc	2,205,000
128,000		First Data Corp	3,443,200
50,000	*	Juniper Networks, Inc	984,000
264,000	*	Novell, Inc	1,906,080
79,000		Waste Management, Inc	2,718,390
		TOTAL BUSINESS SERVICES	22,294,760

CHEMICALS AND ALLIED PRODUCTS - 6.24%
128,000		Alberto-Culver Co	2,928,640
53,000		Clorox Co	3,375,570
165,000		Cytec Industries, Inc	9,279,600
86,000	*	Invitrogen Corp	5,473,900
125,000	*	Keryx Biopharmaceuticals, Inc	1,315,000
148,000		PPG Industries, Inc	10,405,880
93,000		Rohm & Haas Co	4,809,960
68,000		Sigma-Aldrich Corp	2,823,360
114,000	*	Theravance, Inc	3,363,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,774,910

COMMUNICATIONS - 1.71%
70,000		Cablevision Systems Corp (Class A)	2,130,100
55,000		CenturyTel, Inc	2,485,450
292,976	e*	Crown Media Holdings, Inc (Class A)	1,561,562
23,000	*	EchoStar Communications Corp (Class A)	998,890
49,000	e*	IAC/InterActiveCorp	1,847,790
27,000	*	Liberty Media Corp - Capital (Series A)	2,985,930
		TOTAL COMMUNICATIONS	12,009,722

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 8.57%
132,000		Astoria Financial Corp	$3,509,880
84,000		Bank of New York Co, Inc	3,406,200
106,000	e	Colonial Bancgroup, Inc	2,623,500
50,000		Compass Bancshares, Inc	3,440,000
24,000	e	Cullen/Frost Bankers, Inc	1,255,920
89,000	e	First Horizon National Corp	3,696,170
850,000	e	Hudson City Bancorp, Inc	11,628,000
89,000		Marshall & Ilsley Corp	4,121,590
77,000		Northern Trust Corp	4,630,780
33,000		PNC Financial Services Group, Inc	2,375,010
107,641		South Financial Group, Inc	2,660,885
215,000		TCF Financial Corp	5,667,400
205,000		TD Banknorth, Inc	6,592,800
95,000	e	Valley National Bancorp	2,398,750
36,000		Western Union Co	790,200
15,000		Zions Bancorporation	1,267,800
		TOTAL DEPOSITORY INSTITUTIONS	60,064,885

EATING AND DRINKING PLACES - 0.92%
157,000		Darden Restaurants, Inc	6,466,830
		TOTAL EATING AND DRINKING PLACES	6,466,830

ELECTRIC, GAS, AND SANITARY SERVICES - 12.03%
47,000	*	Allegheny Energy, Inc	2,309,580
137,000		American Electric Power Co, Inc	6,678,750
112,000		Constellation Energy Group, Inc	9,738,400
148,000	e	DPL, Inc	4,601,320
89,000		Edison International	4,372,570
52,000		Energen Corp	2,646,280
52,000	e	Energy East Corp	1,266,720
66,000		Entergy Corp	6,924,720
29,000		FirstEnergy Corp	1,920,960
128,000	e	Fortum Oyj	3,732,671
71,000	*	Mirant Corp	2,872,660
46,000		Northeast Utilities	1,507,420
172,000	e	NorthWestern Corp	6,093,960
93,000	*	NRG Energy, Inc	6,699,720
107,000		Pepco Holdings, Inc	3,105,140
159,000		PPL Corp	6,503,100
58,000	e	Questar Corp	5,174,180
83,000		Southern Union Co	2,522,370
40,500		Williams Cos, Inc	1,152,630
183,000	e	Xcel Energy, Inc	4,518,270
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	84,341,421

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.71%
130,000	*	Agere Systems, Inc	2,940,600
210,000		Alcatel S.A. (ADR)	2,482,200
80,000	e*	Cree, Inc	1,316,800
131,000	*	Fairchild Semiconductor International, Inc	2,190,320
220,000	*	Gemstar-TV Guide International, Inc	921,800
187,000	e*	Infineon Technologies AG. (ADR)	2,911,590
122,500	e*	JDS Uniphase Corp	1,865,675
79,000		L-3 Communications Holdings, Inc	6,910,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
70,000	e	Linear Technology Corp	$2,211,300
330,000	*	Tellabs, Inc	3,267,000
71,000		Whirlpool Corp	6,028,610
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	33,046,025

ENGINEERING AND MANAGEMENT SERVICES - 0.76%
26,926		Aeroplan Income Fund	454,792
123,000	e*	KBR, Inc	2,503,050
49,000	*	McDermott International, Inc	2,400,020
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,357,862

FABRICATED METAL PRODUCTS - 1.88%
90,000		Ball Corp	4,126,500
369,000	e*	Crown Holdings, Inc	9,025,740
		TOTAL FABRICATED METAL PRODUCTS	13,152,240

FOOD AND KINDRED PRODUCTS - 2.07%
125,000		Del Monte Foods Co	1,435,000
42,000		Hershey Co	2,295,720
361,000	e*	Smithfield Foods, Inc	10,811,950
		TOTAL FOOD AND KINDRED PRODUCTS	14,542,670

FOOD STORES - 1.71%
292,000		Kroger Co	8,249,000
95,000		Supervalu, Inc	3,711,650
		TOTAL FOOD STORES	11,960,650

FORESTRY - 0.36%
58,000	e	Rayonier, Inc	2,494,000
		TOTAL FORESTRY	2,494,000

FURNITURE AND HOME FURNISHINGS STORES - 0.66%
56,000	e*	Mohawk Industries, Inc	4,594,800
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	4,594,800

GENERAL BUILDING CONTRACTORS - 0.40%
35,000		Lennar Corp (Class A)	1,477,350
31,000	e	Ryland Group, Inc	1,307,890
		TOTAL GENERAL BUILDING CONTRACTORS	2,785,240

GENERAL MERCHANDISE STORES - 1.17%
118,000		Federated Department Stores, Inc	5,315,900
35,000		JC Penney Co, Inc	2,875,600
		TOTAL GENERAL MERCHANDISE STORES	8,191,500

HEALTH SERVICES - 2.30%
29,500	e*	Coventry Health Care, Inc	1,653,475
63,500	*	DaVita, Inc	3,385,820
204,000	e*	Healthsouth Corp	4,286,040
29,000	*	Medco Health Solutions, Inc	2,103,370
215,000	e*	Nektar Therapeutics	2,807,900
23,500	*	WellPoint, Inc	1,905,850
		TOTAL HEALTH SERVICES	16,142,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.76%
108,500		Bouygues S.A.	$8,384,730
97,000		Macquarie Infrastructure Co Trust	3,812,100
46,000		Vinci S.A.	7,129,296
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	19,326,126

HOLDING AND OTHER INVESTMENT OFFICES - 8.00%
74,500		Archstone-Smith Trust	4,043,860
45,500		Boston Properties, Inc	5,341,700
45,000		Douglas Emmett, Inc	1,148,850
50,000		Equity Residential	2,411,500
60,000		General Growth Properties, Inc	3,874,200
61,329	g,m,v*	GSC Capital Corp	1,117,414
90,000		iShares Russell Midcap Value Index Fund	13,785,300
78,000		iStar Financial, Inc	3,652,740
127,000	e	Plum Creek Timber Co, Inc	5,006,340
86,000		Prologis	5,583,980
14,000		Public Storage, Inc	1,325,380
90,000	e	Taubman Centers, Inc	5,219,100
30,000		Vornado Realty Trust	3,580,200
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	56,090,564

HOTELS AND OTHER LODGING PLACES - 3.20%
90,500		Accor S.A.	8,648,753
192,000		Hilton Hotels Corp	6,904,320
115,000	e	Orient-Express Hotels Ltd (Class A)	6,879,300
		TOTAL HOTELS AND OTHER LODGING PLACES	22,432,373

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.99%
29,000		Deere & Co	3,150,560
62,000	*	Dresser-Rand Group, Inc	1,888,520
35,500	*	Hydril	3,416,520
45,000		Kennametal, Inc	3,042,450
48,000	e	Watsco, Inc	2,451,360
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,949,410

INSTRUMENTS AND RELATED PRODUCTS - 3.87%
53,000	*	Agilent Technologies, Inc	1,785,570
74,000	e	Cooper Cos, Inc	3,597,880
33,500	*	Mettler-Toledo International, Inc	3,000,595
75,000	*	Teradyne, Inc	1,240,500
210,000	*	Thermo Electron Corp	9,817,500
25,000	e*	Waters Corp	1,450,000
369,000	*	Xerox Corp	6,232,410
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,124,455

INSURANCE AGENTS, BROKERS AND SERVICE - 1.05%
112,000		AON Corp	4,251,520
32,500		Hartford Financial Services Group, Inc	3,106,350
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,357,870

INSURANCE CARRIERS - 5.05%
61,000		ACE Ltd	3,480,660
27,000		Aetna, Inc	1,182,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
80,000		Axis Capital Holdings Ltd	$2,708,800
46,000	e*	CNA Financial Corp	1,982,140
300,100	*	Conseco, Inc	5,191,730
31,000		Everest Re Group Ltd	2,981,270
48,000		Genworth Financial, Inc (Class A)	1,677,120
76,000		Max Re Capital Ltd	1,936,480
48,000		OneBeacon Insurance Group Ltd	1,200,000
36,000	e	PartnerRe Ltd	2,467,440
94,000		Radian Group, Inc	5,158,720
18,000		Safeco Corp	1,195,740
61,000	e	XL Capital Ltd (Class A)	4,267,560
		TOTAL INSURANCE CARRIERS	35,429,990

METAL MINING - 1.28%
170,000		Anglo American plc	8,955,468
		TOTAL METAL MINING	8,955,468

MISCELLANEOUS RETAIL - 0.57%
391,000	e*	Rite Aid Corp	2,256,070
9,500	*	Sears Holdings Corp	1,711,520
		TOTAL MISCELLANEOUS RETAIL	3,967,590

MOTION PICTURES - 0.40%
50,000		CBS Corp (Class B)	1,529,500
64,000	e	Regal Entertainment Group (Class A)	1,271,680
		TOTAL MOTION PICTURES	2,801,180

NONDEPOSITORY INSTITUTIONS - 0.70%
93,000		CIT Group, Inc	4,921,560
		TOTAL NONDEPOSITORY INSTITUTIONS	4,921,560

OIL AND GAS EXTRACTION - 2.41%
57,000	*	Atwood Oceanics, Inc	3,345,330
34,000	*	Cameron International Corp	2,134,860
39,000		ENSCO International, Inc	2,121,600
89,000	e*	Forest Oil Corp	2,969,930
80,000	*	Pride International, Inc	2,408,000
67,000		Tidewater, Inc	3,924,860
		TOTAL OIL AND GAS EXTRACTION	16,904,580

PAPER AND ALLIED PRODUCTS - 1.80%
72,000	e	Bowater, Inc	1,715,040
28,000		Greif, Inc (Class A)	3,111,080
93,000		MeadWestvaco Corp	2,868,120
64,000		Temple-Inland, Inc	3,823,360
76,000		Wausau Paper Corp	1,091,360
		TOTAL PAPER AND ALLIED PRODUCTS	12,608,960

PETROLEUM AND COAL PRODUCTS - 3.34%
84,500		Cabot Oil & Gas Corp	5,688,540
67,000		Hess Corp	3,716,490
17,000		Marathon Oil Corp	1,680,110
124,000		Noble Energy, Inc	7,396,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
70,000		Sunoco, Inc	$4,930,800
		TOTAL PETROLEUM AND COAL PRODUCTS	23,412,540

PRIMARY METAL INDUSTRIES - 0.50%
33,500		Precision Castparts Corp	3,485,675
		TOTAL PRIMARY METAL INDUSTRIES	3,485,675

PRINTING AND PUBLISHING - 1.47%
71,500		Gannett Co, Inc	4,024,735
40,000	e	Meredith Corp	2,295,600
56,000	e	R.H. Donnelley Corp	3,969,840
		TOTAL PRINTING AND PUBLISHING	10,290,175

RAILROAD TRANSPORTATION - 0.76%
133,000		CSX Corp	5,326,650
		TOTAL RAILROAD TRANSPORTATION	5,326,650

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
80,000		Newell Rubbermaid, Inc	2,487,200
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,487,200

SECURITY AND COMMODITY BROKERS - 1.84%
32,500		Bear Stearns Cos, Inc	4,886,375
71,000		Charles Schwab Corp	1,298,590
12,200	e*	Cowen Group, Inc	203,008
45,000	e*	E*Trade Financial Corp	954,900
74,000		Janus Capital Group, Inc	1,547,340
93,000		Jefferies Group, Inc	2,692,350
57,000		Waddell & Reed Financial, Inc (Class A)	1,329,240
		TOTAL SECURITY AND COMMODITY BROKERS	12,911,803

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
58,000	e*	USG Corp	2,707,440
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,707,440

TOBACCO PRODUCTS - 1.30%
102,000		Loews Corp (Carolina Group)	7,712,220
75,000	e	Vector Group Ltd	1,403,250
		TOTAL TOBACCO PRODUCTS	9,115,470

TRANSPORTATION BY AIR - 1.06%
75,000	e*	AMR Corp	2,283,750
9,526		Jazz Air Income Fund	67,577
90,000	e*	JetBlue Airways Corp	1,035,900
106,600	e*	UAL Corp	4,068,922
		TOTAL TRANSPORTATION BY AIR	7,456,149

TRANSPORTATION EQUIPMENT - 3.14%
94,000		Autoliv, Inc	5,368,340
42,300		Empresa Brasileira de Aeronautica S.A. (ADR)	1,939,878
415,000	e*	Ford Motor Co	3,274,350
20,500		General Dynamics Corp	1,566,200
79,000		ITT Industries, Inc	4,765,280
58,000	*	Spirit Aerosystems Holdings, Inc (Class A)	1,847,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
93,000	*	TRW Automotive Holdings Corp	$3,238,260
		TOTAL TRANSPORTATION EQUIPMENT	21,999,608

WATER TRANSPORTATION - 0.63%
127,000		Danaos Corp	3,345,180
68,000		Omega Navigation Enterprises, Inc (Class A)	1,062,840
		TOTAL WATER TRANSPORTATION	4,408,020

WHOLESALE TRADE-DURABLE GOODS - 0.14%
29,000	g,m,v*	TMK OAO (GDR)	974,400
		TOTAL WHOLESALE TRADE-DURABLE GOODS	974,400

WHOLESALE TRADE-NONDURABLE GOODS - 1.15%
59,000		Akzo Nobel NV (ADR)	4,479,280
76,000		Dean Foods Co	3,552,240
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,031,520

		TOTAL COMMON STOCKS
		(Cost $604,834,144)	694,344,426

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 13.99%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.07%
$ 7,470,000		Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	7,466,950

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 12.92%
90,587,401		State Street Navigator Securities Lending Prime Portfolio	90,587,401

		TOTAL SHORT-TERM INVESTMENTS	98,054,351
		(Cost $98,056,363)

		TOTAL PORTFOLIO - 113.04%
		(Cost $702,890,507)	792,398,777
		OTHER ASSETS & LIABILITIES, NET - (13.04%)	(91,404,455)

		NET ASSETS - 100.00%	$700,994,322

*	Non-income producing
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $2,091,814 or 0.30% of net assets.
m	Indicates a security has been deemed illiquid
v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.73%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.27%
580		Seaboard Corp	$1,310,800
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,310,800

AMUSEMENT AND RECREATION SERVICES - 0.87%
23,361		Dover Downs Gaming & Entertainment, Inc	300,890
126,800	*	Leapfrog Enterprises, Inc	1,356,760
34,988	*	Live Nation, Inc	771,835
67,609	*	Magna Entertainment Corp	246,097
18,766	*	Pinnacle Entertainment, Inc	545,528
20,756	e	Speedway Motorsports, Inc	804,295
24,049	e	Westwood One, Inc	165,217
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,190,622

APPAREL AND ACCESSORY STORES - 1.70%
17,439	*	Aeropostale, Inc	701,571
29,759	e*	Carter's, Inc	754,093
29,854		Cato Corp (Class A)	698,285
13,981	e*	Charlotte Russe Holding, Inc	403,631
11,500	*	Children's Place Retail Stores, Inc	641,240
77,119	e*	Dress Barn, Inc	1,604,846
83,597	d*	Payless Shoesource, Inc	2,775,420
16,866	e*	Tween Brands, Inc	602,453
		TOTAL APPAREL AND ACCESSORY STORES	8,181,539

APPAREL AND OTHER TEXTILE PRODUCTS - 1.49%
6,161	e	Columbia Sportswear Co	383,892
33,147	*	Gymboree Corp	1,328,200
57,762	e	Kellwood Co	1,694,159
86,100	*	Maidenform Brands, Inc	1,986,327
11,091		Phillips-Van Heusen Corp	652,151
39,629	*	Warnaco Group, Inc	1,125,464
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	7,170,193

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
664	*	Wright Express Corp	20,139
		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,139

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.44%
64,800		Asbury Automotive Group, Inc	1,830,600
10,292		Sonic Automotive, Inc (Class A)	293,322
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,123,922

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	e*	Central Garden & Pet Co	3,914
530		Central Garden & Pet Co	7,791
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 13.31%
90,888	*	3Com Corp	$355,372
86,532		ABM Industries, Inc	2,283,579
29,049	e*	Actuate Corp	151,636
59,065	e	Administaff, Inc	2,079,088
631	*	Altiris, Inc	20,766
94,400	e*	AMN Healthcare Services, Inc	2,135,328
14,785	e*	aQuantive, Inc	412,649
20,661		Arbitron, Inc	970,034
118,401	e*	Art Technology Group, Inc	274,690
20,578	*	Asset Acceptance Capital Corp	318,342
20,804	e*	BISYS Group, Inc	238,414
6,030	e*	Blue Coat Systems, Inc	221,482
24,100	*	CACI International, Inc (Class A)	1,129,326
13,458		Catalina Marketing Corp	425,004
114,815	e*	CBIZ, Inc	815,187
378,449	*	CMGI, Inc	802,312
34,939	*	CNET Networks, Inc	304,319
76,446	*	COMSYS IT Partners, Inc	1,521,275
71,173	*	Covansys Corp	1,756,550
91,207	e*	CSG Systems International, Inc	2,281,999
1,422	*	DealerTrack Holdings, Inc	43,684
10,553	*	Dendrite International, Inc	165,260
6,143	*	Digital River, Inc	339,401
312,477	*	Earthlink, Inc	2,296,706
60,745	e*	Gerber Scientific, Inc	644,504
21,169	*	Heidrick & Struggles International, Inc	1,025,638
49,093	*	Hypercom Corp	292,594
41,188	*	Hyperion Solutions Corp	2,134,774
51,700	e*	i2 Technologies, Inc	1,240,800
14,313	e*	ICT Group, Inc	250,478
60,656	e*	Informatica Corp	814,610
14,889	e*	Infospace, Inc	382,201
2,900	e	Integral Systems, Inc	70,093
2,425	e*	Internap Network Services Corp	38,194
154		Interpool, Inc	3,761
11,468	*	inVentiv Health, Inc	439,110
46,060	*	Keane, Inc	625,495
11,075	e	Kelly Services, Inc (Class A)	356,615
33,875	e*	Kforce, Inc	466,459
7,252	*	Korn/Ferry International	166,361
91,157	e*	Labor Ready, Inc	1,731,071
511	e*	Lawson Software, Inc	4,134
14,544	*	Manhattan Associates, Inc	398,942
15,648	e*	Mantech International Corp (Class A)	522,800
18,481	e*	Mentor Graphics Corp	301,980
13,766	*	MicroStrategy, Inc (Class A)	1,739,885
118,213	*	MPS Group, Inc	1,672,714
20,600	*	Ness Technologies, Inc	263,268
18,800	*	Netscout Systems, Inc	170,140
103,336	*	NIC, Inc	553,881
24,280	*	Parametric Technology Corp	463,505
49,946	*	Perot Systems Corp (Class A)	892,535
9,021	e*	PRA International	194,493

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
52,852	*	Premiere Global Services, Inc	$592,999
19,060	*	Progress Software Corp	594,672
26,541	*	RealNetworks, Inc	208,347
84,584	*	Rent-A-Center, Inc	2,366,660
40,332	*	Rewards Network, Inc	213,760
5,015	*	Sohu.com, Inc	107,471
22,962		Sotheby's	1,021,350
103,114	*	Spherion Corp	909,465
24,284	e*	SPSS, Inc	876,652
10,500	e*	SRA International, Inc (Class A)	255,780
80,068	*	Sybase, Inc	2,024,119
81,290	*	SYKES Enterprises, Inc	1,482,730
30,400	*	SYNNEX Corp	645,696
14,300	*	Take-Two Interactive Software, Inc	288,002
31,665	e*	TeleTech Holdings, Inc	1,161,789
47,318	e	TheStreet.com, Inc	579,646
76,860	*	THQ, Inc	2,627,843
155,187	*	TIBCO Software, Inc	1,322,193
54,454	*	Transaction Systems Architects, Inc	1,763,765
54,047	e*	Travelzoo, Inc	1,987,308
29,825		United Online, Inc	418,445
57,749	e	Viad Corp	2,229,111
19,050	*	Vignette Corp	353,759
3,931	e*	WebEx Communications, Inc	223,517
38,873	*	webMethods, Inc	279,497
28,622	*	Wind River Systems, Inc	284,503
		TOTAL BUSINESS SERVICES	64,022,517

CHEMICALS AND ALLIED PRODUCTS - 7.63%
7,363	e*	Adams Respiratory Therapeutics, Inc	247,618
2,255	e*	Adolor Corp	19,731
78,707	e*	Alkermes, Inc	1,215,236
14,407	e*	Alnylam Pharmaceuticals, Inc	259,326
59,648	e*	Alpharma, Inc (Class A)	1,436,324
11,800	*	American Oriental Bioengineering, Inc	110,802
54,204	e*	Anadys Pharmaceuticals, Inc	215,190
12,890		Arch Chemicals, Inc	402,426
28,010	e*	Aventine Renewable Energy Holdings, Inc	510,342
776	e*	Bentley Pharmaceuticals, Inc	6,355
1,255	e*	BioCryst Pharmaceuticals, Inc	10,504
20,372	e*	BioMarin Pharmaceuticals, Inc	351,621
11,400	e*	Bradley Pharmaceuticals, Inc	218,766
86,800		Cambrex Corp	2,135,280
68,100		CF Industries Holdings, Inc	2,625,255
291	*	Chattem, Inc	17,152
25,589	*	Combinatorx, Inc	178,867
14,217	*	Digene Corp	602,943
47,777	e*	Elizabeth Arden, Inc	1,042,494
30,300	*	Emergent Biosolutions, Inc	406,626
7,488	e*	Encysive Pharmaceuticals, Inc	20,292
19,050	e*	Enzon Pharmaceuticals, Inc	155,258
37,341	e	Georgia Gulf Corp	605,298
34,498		H.B. Fuller Co	940,760
524	*	Hercules, Inc	10,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
30,976	e*	Human Genome Sciences, Inc	$328,965
21,798	*	Immucor, Inc	641,515
42,743	e*	Indevus Pharmaceuticals, Inc	302,193
4,265	*	Inverness Medical Innovations, Inc	186,722
18,321	e	Koppers Holdings, Inc	470,117
28,739	e*	KV Pharmaceutical Co (Class A)	710,715
20,057	e	Mannatech, Inc	322,115
50,986	*	Martek Biosciences Corp	1,051,331
78,223	*	Medicines Co	1,961,833
91,200	e*	Medifast, Inc	652,992
3,888	e	Meridian Bioscience, Inc	107,931
11,752	*	MGI Pharma, Inc	264,067
42,253	e*	Nabi Biopharmaceuticals	224,363
57,892	*	NBTY, Inc	3,070,592
4,550	*	Neurocrine Biosciences, Inc	56,875
11,279		NewMarket Corp	458,717
28,399	*	OM Group, Inc	1,268,867
50,865	e*	OraSure Technologies, Inc	373,858
8,720	*	OSI Pharmaceuticals, Inc	287,760
2,327	*	Pain Therapeutics, Inc	18,244
2,096	e*	Panacos Pharmaceuticals, Inc	9,704
2,494	*	Par Pharmaceutical Cos, Inc	62,649
1,003	e*	Parexel International Corp	36,078
131,565	e	Perrigo Co	2,323,438
30,402	e*	Pharmion Corp	799,269
35,648	*	Pioneer Cos, Inc	985,311
178,735	*	PolyOne Corp	1,090,284
8,800	e*	Pozen, Inc	129,800
34,809	e*	Sciele Pharma, Inc	824,277
9,113		Stepan Co	239,216
90,633	e*	SuperGen, Inc	534,735
15,663	*	United Therapeutics Corp	842,356
7,900	*	USANA Health Sciences, Inc	370,273
67,065	*	USEC, Inc	1,089,806
14,311	*	Valeant Pharmaceuticals International	247,437
14,047	e*	WR Grace & Co	371,122
8,200	*	Xenoport, Inc	228,452
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,688,684

COAL MINING - 0.62%
73,317	e*	Alpha Natural Resources, Inc	1,145,945
59,200	e*	James River Coal Co	442,224
18,956	e	Penn Virginia Corp	1,391,370
		TOTAL COAL MINING	2,979,539

COMMUNICATIONS - 3.51%
43,300	e*	Anixter International, Inc	2,855,202
22,576		Atlantic Tele-Network, Inc	589,911
185,734	e*	Brightpoint, Inc	2,124,797
269	e	Centennial Communications Corp	2,214
193,305	*	Cincinnati Bell, Inc	908,534
853		Citadel Broadcasting Corp	8,112
33,522		Consolidated Communications Holdings, Inc	666,753
2,370	e*	Covad Communications Group, Inc	3,010

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
46,303		CT Communications, Inc	$1,115,902
36,909	e	Entercom Communications Corp (Class A)	1,040,096
26,366	*	Eschelon Telecom, Inc	761,977
34,825	e*	FiberTower Corp	180,742
58,294	e*	Foundry Networks, Inc	791,050
58,680	*	General Communication, Inc (Class A)	821,520
7,952		Golden Telecom, Inc	440,382
4,507		Harris Stratex Networks, Inc	86,489
18,008	e*	j2 Global Communications, Inc	499,182
46,346	*	Lightbridge, Inc	814,299
97,110	*	Mastec, Inc	1,069,181
11,400		PAETEC Holding Corp	119,472
12,039	*	RCN Corp	307,596
16,400	e*	Spanish Broadcasting System, Inc (Class A)	65,600
3,405	e*	Syniverse Holdings, Inc	35,889
6,500	*	TiVo, Inc	41,275
63,630		USA Mobility, Inc	1,268,146
67,368	e*	Vonage Holdings Corp	232,420
26,700	*	Wireless Facilities, Inc	34,710
		TOTAL COMMUNICATIONS	16,884,461

DEPOSITORY INSTITUTIONS - 8.09%
4,600		1st Source Corp	120,382
6,300		Ameris Bancorp	154,224
14,435		Anchor Bancorp Wisconsin, Inc	409,232
15,122	e	Bancfirst Corp	700,905
1,125		Bank Mutual Corp	12,791
16,505	e	Bank of Granite Corp	295,770
42,788	e	BankUnited Financial Corp (Class A)	907,533
9,000		Banner Corp	373,950
3,253		Berkshire Hills Bancorp, Inc	109,463
9,784	e	Boston Private Financial Holdings, Inc	273,169
4,893	e	Cadence Financial Corp	97,860
5,874		Capitol Bancorp Ltd	216,457
11,692	e	Cathay General Bancorp	397,294
61,518	e*	Centennial Bank Holdings, Inc	532,131
35,400		Center Financial Corp	699,858
34,097		Central Pacific Financial Corp	1,246,927
14,241		Chemical Financial Corp	424,239
28,338		Chittenden Corp	855,524
69,343		Citizens Banking Corp	1,536,641
1,650	e	City Bank	52,982
44,298		City Holding Co	1,791,854
12,862	*	Community Bancorp	395,507
1,804	e	Community Banks, Inc	43,061
18,629		Community Trust Bancorp, Inc	674,929
27,083	e	Corus Bankshares, Inc	462,036
36,138	e	Downey Financial Corp	2,332,346
35,778		First Bancorp	474,416
4,128	e	First Community Bancorp, Inc	233,397
565	e	First Financial Holdings, Inc	19,549
97,977	e	First Niagara Financial Group, Inc	1,362,860
9,937		First Place Financial Corp	213,149
12,064	e*	First Regional Bancorp	358,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
24,668	e*	FirstFed Financial Corp	$1,401,882
7,818		FNB Corp	280,119
2		Fulton Financial Corp	29
53,524		Greater Bay Bancorp	1,439,260
1,421		Greene County Bancshares, Inc	48,186
24,781		Hancock Holding Co	1,089,868
53,425	e	Hanmi Financial Corp	1,018,281
1,102		IBERIABANK Corp	61,337
11,223		Integra Bank Corp	250,161
32,780	*	Intervest Bancshares Corp	940,786
7,938		ITLA Capital Corp	412,935
26,502	e	Macatawa Bank Corp	487,637
6,878	e	Mercantile Bank Corp	223,397
11,542	e	National Penn Bancshares, Inc	218,144
90,569	e*	NetBank, Inc	200,157
3,000		OceanFirst Financial Corp	52,050
34,688	e	Old National Bancorp	630,628
89,400		Oriental Financial Group, Inc	1,053,132
500	e	Peoples Bancorp, Inc	13,205
67,400		PFF Bancorp, Inc	2,044,242
3,586		Placer Sierra Bancshares	97,037
1,050		Preferred Bank	41,171
36,209		Provident Bankshares Corp	1,189,828
41,227		Provident Financial Services, Inc	719,411
5,526	e	Renasant Corp	136,382
9,719	e	Sierra Bancorp	272,715
10,103	e	Simmons First National Corp (Class A)	303,797
31,926		Southwest Bancorp, Inc	820,179
8,435		Sterling Bancorp	152,674
6,256		Sterling Bancshares, Inc	69,942
10,744		Sterling Financial Corp	238,517
3,220		Suffolk Bancorp	103,942
910	e*	Sun Bancorp, Inc	16,917
10,900	e	Susquehanna Bancshares, Inc	252,771
39,424		Taylor Capital Group, Inc	1,379,840
42,264		TierOne Corp	1,142,819
1,700		Trico Bancshares	40,239
53,108	e	Trustmark Corp	1,489,148
7,508	e	Umpqua Holdings Corp	200,989
2,400		United Community Financial Corp	26,520
3,300	e	WesBanco, Inc	101,871
275	e	Westamerica Bancorporation	13,247
18,474		Wilshire Bancorp, Inc	302,974
3,895	e	Wintrust Financial Corp	173,756
		TOTAL DEPOSITORY INSTITUTIONS	38,930,859

EATING AND DRINKING PLACES - 2.29%
11,184		Bob Evans Farms, Inc	413,249
50,222	e	CBRL Group, Inc	2,325,279
11,089	*	CEC Entertainment, Inc	460,637
45,577		CKE Restaurants, Inc	859,582
13,163		Domino's Pizza, Inc	427,403
37,600	*	Jack in the Box, Inc	2,599,288
74,019	e*	Luby's, Inc	723,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,697	*	McCormick & Schmick's Seafood Restaurants, Inc	$501,267
33,650	*	O'Charleys, Inc	649,109
25,543	e*	Papa John's International, Inc	750,964
137	e*	PF Chang's China Bistro, Inc	5,738
7,203	e	Ruby Tuesday, Inc	206,006
15,034	e*	Ruth's Chris Steak House, Inc	306,092
34,704	*	Sonic Corp	773,205
		TOTAL EATING AND DRINKING PLACES	11,000,985

EDUCATIONAL SERVICES - 0.21%
30,385	e	DeVry, Inc	891,800
7,105	*	Lincoln Educational Services Corp	100,962
		TOTAL EDUCATIONAL SERVICES	992,762

ELECTRIC, GAS, AND SANITARY SERVICES - 3.93%
95,569		Avista Corp	2,315,637
46,400	e	Black Hills Corp	1,706,128
30,924	*	Clean Harbors, Inc	1,398,383
26,100		Empire District Electric Co	647,280
58,495		Laclede Group, Inc	1,818,025
10,600		Markwest Hydrocarbon, Inc	657,200
22,517		Metal Management, Inc	1,040,285
48,630		New Jersey Resources Corp	2,433,932
54,971	e	Nicor, Inc	2,661,696
13,936		NorthWestern Corp	493,752
1,122		Piedmont Natural Gas Co, Inc	29,598
6,633		Southwest Gas Corp	257,825
62,014		UIL Holdings Corp	2,151,886
41,308	e	WGL Holdings, Inc	1,321,030
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,932,657

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.34%
50,771	*	Adaptec, Inc	196,484
81,796	*	Advanced Energy Industries, Inc	1,720,988
25,173	*	Aeroflex, Inc	331,025
21,399	*	AMIS Holdings, Inc	234,319
178,756	e*	Amkor Technology, Inc	2,230,875
62,847	*	Andrew Corp	665,550
307,686	*	Applied Micro Circuits Corp	1,123,054
150,619	e*	Arris Group, Inc	2,120,715
19,524	*	Benchmark Electronics, Inc	403,366
153,100	e*	Bookham, Inc	347,537
344,361	e*	Brocade Communications Systems, Inc	3,278,317
82,700	*	Capstone Turbine Corp	87,662
4,066	e*	Ceradyne, Inc	222,573
6,381	*	Checkpoint Systems, Inc	150,974
3,180	e*	Comtech Telecommunications Corp	123,161
101,029	e*	Conexant Systems, Inc	166,698
16,600	e	CTS Corp	229,412
16,391	*	EMS Technologies, Inc	315,855
4,300	*	First Solar, Inc	223,643
33,020	*	Gemstar-TV Guide International, Inc	138,354
7,650	*	Genlyte Group, Inc	539,708
31,300		Imation Corp	1,263,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
55,324	*	Interdigital Communications Corp	$1,752,111
4,265	*	Lamson & Sessions Co	118,524
99,262	*	Mattson Technology, Inc	903,284
198	e*	Monolithic Power Systems, Inc	2,554
78,326	e*	MRV Communications, Inc	278,057
1,706	e*	Multi-Fineline Electronix, Inc	26,187
249,609	e*	ON Semiconductor Corp	2,226,512
5,000	*	Oplink Communications, Inc	89,850
4,237	*	Pericom Semiconductor Corp	41,438
70,228	e*	Plexus Corp	1,204,410
9,200	*	Radyne Corp	83,904
4,100		Regal-Beloit Corp	190,158
86,248	e*	RF Micro Devices, Inc	537,325
8,814	*	Rogers Corp	390,901
36,394	*	Semtech Corp	490,591
44,323	*	Silicon Image, Inc	361,676
124,200	*	Silicon Storage Technology, Inc	612,306
25,940	e*	Sirenza Microdevices, Inc	223,603
14,143	e*	Standard Microsystems Corp	431,927
55,473		Technitrol, Inc	1,452,838
10,938	e*	Tessera Technologies, Inc	434,676
27,289	e*	Trident Microsystems, Inc	547,417
98,205	e*	Triquint Semiconductor, Inc	491,025
40,289	e*	Utstarcom, Inc	333,996
9,667	*	Varian Semiconductor Equipment Associates, Inc	516,024
33,077	e*	Zhone Technologies, Inc	41,015
34,734	*	Zoran Corp	591,173
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,487,646

ENGINEERING AND MANAGEMENT SERVICES - 1.87%
20,566	*	Applera Corp (Celera Genomics Group)	292,037
9,851	e*	Ariad Pharmaceuticals, Inc	44,231
10,899	e	CDI Corp	315,199
4,060	*	deCODE genetics, Inc	14,819
23,147	*	Exelixis, Inc	230,081
89,434	*	Harris Interactive, Inc	539,287
85,891	*	Incyte Corp	566,022
1,334	*	LECG Corp	19,316
61,205	e*	Lexicon Genetics, Inc	222,174
22,302	e*	Lifecell Corp	556,881
80,705	e*	Luminex Corp	1,107,273
20,357	*	MTC Technologies, Inc	428,108
10,871	e*	Myriad Genetics, Inc	374,615
8,246	e*	Omnicell, Inc	172,506
30,342	*	PharmaNet Development Group, Inc	788,892
26,032	e*	Regeneron Pharmaceuticals, Inc	562,812
2,610	*	Resources Connection, Inc	83,494
16,870	e*	Rigel Pharmaceuticals, Inc	183,208
39,400	e*	SAIC, Inc	682,408
89,915	e*	Savient Pharmaceuticals, Inc	1,080,778
1,654	e*	Trimeris, Inc	11,380
11,184	e*	Washington Group International, Inc	742,841
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,018,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
FABRICATED METAL PRODUCTS - 0.86%
3,128	e	Dynamic Materials Corp	$102,348
37,456		Gulf Island Fabrication, Inc	1,001,573
61,456		Insteel Industries, Inc	1,031,846
36,932	*	NCI Building Systems, Inc	1,763,134
5,800	e	Watts Water Technologies, Inc (Class A)	220,574
		TOTAL FABRICATED METAL PRODUCTS	4,119,475

FOOD AND KINDRED PRODUCTS - 0.75%
39,345		Flowers Foods, Inc	1,187,039
38,886	e	Imperial Sugar Co	1,303,848
35,731	e*	Performance Food Group Co	1,103,016
		TOTAL FOOD AND KINDRED PRODUCTS	3,593,903

FOOD STORES - 0.61%
50,302	e*	Pantry, Inc	2,274,656
8,900		Ruddick Corp	267,712
21,419	e*	Wild Oats Markets, Inc	389,826
		TOTAL FOOD STORES	2,932,194

FURNITURE AND FIXTURES - 0.32%
3,267	e	Herman Miller, Inc	109,412
13,183		Hooker Furniture Corp	264,319
40,937	e*	Select Comfort Corp	728,679
19,928	e	Stanley Furniture Co, Inc	414,502
		TOTAL FURNITURE AND FIXTURES	1,516,912

FURNITURE AND HOME FURNISHINGS STORES - 0.44%
89,347		Knoll, Inc	2,129,139
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,129,139

GENERAL BUILDING CONTRACTORS - 0.05%
3,222	e	Amrep Corp	248,900
96	e*	Cavco Industries, Inc	3,355
113	*	Perini Corp	4,165
		TOTAL GENERAL BUILDING CONTRACTORS	256,420

GENERAL MERCHANDISE STORES - 0.51%
78,468	*	Big Lots, Inc	2,454,479
		TOTAL GENERAL MERCHANDISE STORES	2,454,479

HEALTH SERVICES - 0.43%
1,147	*	Amsurg Corp	28,090
17,316	*	Apria Healthcare Group, Inc	558,441
190	e*	Kindred Healthcare, Inc	6,228
5,734	*	Magellan Health Services, Inc	240,828
7,852	e*	Nektar Therapeutics	102,547
27,472	*	Odyssey HealthCare, Inc	360,707
702	*	RehabCare Group, Inc	11,141
62,873	e*	Sun Healthcare Group, Inc	776,482
		TOTAL HEALTH SERVICES	2,084,464

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.92%
40,578		Granite Construction, Inc	2,242,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
89,009	*	Matrix Service Co	$1,800,652
19,559	e*	Sterling Construction Co, Inc	372,795
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,415,787

HOLDING AND OTHER INVESTMENT OFFICES - 6.97%
10,805		Acadia Realty Trust	281,686
129,505	e*	Affordable Residential Communities LP	1,570,896
8,600	e	Agree Realty Corp	293,604
1,038	e*	Alexander's, Inc	427,345
23,635	e	American Home Mortgage Investment Corp	637,909
12,483		Apollo Investment Corp	267,136
26,442		Arbor Realty Trust, Inc	804,894
14,690		Ashford Hospitality Trust, Inc	175,399
10,482	e	Capital Trust, Inc (Class A)	477,665
25,716		Compass Diversified Trust	431,257
70,069		Cousins Properties, Inc	2,302,467
28,000		DCT Industrial Trust Inc	331,240
123,491		DiamondRock Hospitality Co	2,346,329
15,070		Digital Realty Trust, Inc	601,293
36,583	e	Equity Inns, Inc	599,230
40,200		Equity Lifestyle Properties, Inc	2,171,202
97,632		FelCor Lodging Trust, Inc	2,535,503
13,722	e	Gladstone Capital Corp	324,937
474	*	Harris & Harris Group, Inc	6,124
134,730	e	Highland Hospitality Corp	2,398,194
65,358	e	Highwoods Properties, Inc	2,580,987
16,456		Home Properties, Inc	869,041
128,498		Innkeepers U.S.A. Trust	2,091,947
8,300	e	Kite Realty Group Trust	165,585
55,474		LaSalle Hotel Properties	2,571,775
1,731		Mid-America Apartment Communities, Inc	97,386
13,553		National Health Investors, Inc	424,751
40,564		NorthStar Realty Finance Corp	616,978
8,246		Parkway Properties, Inc	430,853
25,547		Pennsylvania Real Estate Investment Trust	1,132,498
8,151	e	PS Business Parks, Inc	574,809
4,900		Saul Centers, Inc	278,810
2,682	*	Star Maritime Acquisition Corp	27,490
30,155	e	Strategic Hotels & Resorts, Inc	689,645
34,782	e	Sunstone Hotel Investors, Inc	948,157
15,922		Tanger Factory Outlet Centers, Inc	643,090
26,821		Winston Hotels, Inc	403,120
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	33,531,232

HOTELS AND OTHER LODGING PLACES - 0.15%
28,106	*	Monarch Casino & Resort, Inc	730,756
		TOTAL HOTELS AND OTHER LODGING PLACES	730,756

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.72%
15,828	e	Actuant Corp (Class A)	804,221
37,224	e	Ampco-Pittsburgh Corp	1,075,401
61,075	*	Asyst Technologies, Inc	429,357
14,785	e	Black Box Corp	540,244
80,542	*	Brooks Automation, Inc	1,381,295

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
3,283	*	Columbus McKinnon Corp	$73,506
2,811	*	Cymer, Inc	116,797
9,857	*	Entegris, Inc	105,470
131,011	*	Extreme Networks, Inc	554,177
139,300	e*	Gateway, Inc	305,067
45,989	*	Global Imaging Systems, Inc	896,786
351	*	Hydril	33,780
34,080	e*	Intevac, Inc	898,690
5,592	e	Kaydon Corp	237,996
92,031	*	Kulicke & Soffa Industries, Inc	851,287
10,639		Lufkin Industries, Inc	597,699
24,828	e*	Micros Systems, Inc	1,340,464
1,601	*	Middleby Corp	211,076
59,600	*	NATCO Group, Inc (Class A)	2,033,552
30,341		Nordson Corp	1,409,643
45,624	e*	Oil States International, Inc	1,464,074
49,679	*	Palm, Inc	900,680
44,800	*	Paxar Corp	1,285,760
56,100	*	Safeguard Scientifics, Inc	166,056
18,460	*	Tecumseh Products Co (Class A)	185,892
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,898,970

INSTRUMENTS AND RELATED PRODUCTS - 5.45%
8,796	e*	Abaxis, Inc	214,359
10,401	e*	Affymetrix, Inc	312,758
3,600	e*	American Science & Engineering, Inc	189,612
20,383	*	Anaren, Inc	358,945
5,922	e*	Arthrocare Corp	213,429
10,678	e*	Aspect Medical Systems, Inc	166,470
7,792	*	Bio-Rad Laboratories, Inc (Class A)	544,193
72,445	e*	Bruker BioSciences Corp	762,121
56,391	*	Candela Corp	643,985
16,315	e*	Cerus Corp	110,126
8,435	*	Coherent, Inc	267,727
10,699	*	Conmed Corp	312,732
17,700	e*	Credence Systems Corp	58,587
1,327		Datascope Corp	48,024
4,996	e*	DXP Enterprises, Inc	190,847
13,788	*	Eagle Test Systems, Inc	229,432
11,089	*	Esterline Technologies Corp	455,425
9,086	*	Excel Technology, Inc	248,320
7,737	e*	Formfactor, Inc	346,231
11,091	e*	Fossil, Inc	293,579
13,932	*	Haemonetics Corp	651,321
1,517	e*	Hologic, Inc	87,440
15,013	*	ICU Medical, Inc	588,510
49,417	e*	Illumina, Inc	1,447,918
8,530	e	Invacare Corp	148,763
22,717	*	Kyphon, Inc	1,025,445
192,703	*	LTX Corp	1,179,342
30,210	*	Medical Action Industries, Inc	722,019
6,729	e	Mentor Corp	309,534
1	*	Merit Medical Systems, Inc	13
23,437	*	MKS Instruments, Inc	598,112

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
10,300		Movado Group, Inc	$303,335
29,666		MTS Systems Corp	1,152,227
13,344	e*	Neurometrix, Inc	129,570
30,351	*	Newport Corp	496,846
8,064	e*	Nextest Systems Corp	112,896
39,134	e*	Palomar Medical Technologies, Inc	1,563,403
15,638	e*	SonoSite, Inc	441,930
93,444		STERIS Corp	2,481,873
9,016	*	Symmetry Medical, Inc	147,231
17,841	*	Teledyne Technologies, Inc	667,967
14,975	e	United Industrial Corp	826,620
47,519	*	Varian, Inc	2,768,457
15,737	*	Ventana Medical Systems, Inc	659,380
8,720	*	Viasys Healthcare, Inc	296,393
3,101		Vital Signs, Inc	161,190
10,578	*	Wright Medical Group, Inc	235,784
1,114		Young Innovations, Inc	30,323
26,238	e*	Zoll Medical Corp	699,243
21,552	*	Zygo Corp	345,048
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,245,035

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
474		Hilb Rogal & Hobbs Co	23,250
6,296		James River Group, Inc	197,128
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	220,378

INSURANCE CARRIERS - 3.03%
2,900	*	ACA Capital Holdings, Inc	40,658
15,871		Affirmative Insurance Holdings, Inc	274,568
1,514	*	American Physicians Capital, Inc	60,681
80,140	*	AMERIGROUP Corp	2,436,256
26,040	*	Argonaut Group, Inc	842,654
5,318		Bristol West Holdings, Inc	117,900
3,113		EMC Insurance Group, Inc	80,315
9,600		Employers Holdings Inc	192,192
118		FBL Financial Group, Inc (Class A)	4,617
316	*	First Mercury Financial Corp	6,494
700		Harleysville Group, Inc	22,743
9,336	e*	HealthExtras, Inc	268,690
93,328	*	Healthspring, Inc	2,197,874
12,200		Horace Mann Educators Corp	250,710
133,800	*	Meadowbrook Insurance Group, Inc	1,470,462
66,503	e*	Molina Healthcare, Inc	2,034,327
75		National Western Life Insurance Co (Class A)	18,360
5,305	*	Navigators Group, Inc	266,152
600		NYMAGIC, Inc	24,510
56,309	e	Odyssey Re Holdings Corp	2,213,507
8,702		Ohio Casualty Corp	260,625
19,500		Phoenix Cos, Inc	270,660
1,700		Presidential Life Corp	33,524
23,100		Safety Insurance Group, Inc	926,772
7,673	*	SCPIE Holdings, Inc	174,177
2,538		Selective Insurance Group, Inc	64,617

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
288		State Auto Financial Corp	$9,253
		TOTAL INSURANCE CARRIERS	14,563,298

LEATHER AND LEATHER PRODUCTS - 0.64%
65,056		Steven Madden Ltd	1,899,635
14,785	*	Timberland Co (Class A)	384,854
27,722		Wolverine World Wide, Inc	792,018
		TOTAL LEATHER AND LEATHER PRODUCTS	3,076,507

LUMBER AND WOOD PRODUCTS - 0.48%
9,864	e	American Woodmark Corp	362,601
107,873	e*	Champion Enterprises, Inc	949,282
19,918		Universal Forest Products, Inc	986,937
		TOTAL LUMBER AND WOOD PRODUCTS	2,298,820

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
5,117		Blyth, Inc	108,020
16,573	e	Callaway Golf Co	261,190
51,600	e*	K2, Inc	623,844
24,500		Nautilus, Inc	378,035
7,288	*	RC2 Corp	294,362
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,665,451

MISCELLANEOUS RETAIL - 1.28%
138,651	*	Ezcorp, Inc (Class A)	2,042,329
16,207	e	Longs Drug Stores Corp	836,929
24,455	*	Priceline.com, Inc	1,302,473
75,155	*	Stamps.com, Inc	1,079,977
20,874	e*	Systemax, Inc	390,970
11,000		World Fuel Services Corp	508,860
		TOTAL MISCELLANEOUS RETAIL	6,161,538

MOTION PICTURES - 0.12%
16,175	*	Macrovision Corp	405,184
7,000		National CineMedia Inc	186,900
		TOTAL MOTION PICTURES	592,084

NONDEPOSITORY INSTITUTIONS - 0.94%
131,366	e	Advance America Cash Advance Centers, Inc	2,021,723
42,600	*	Doral Financial Corp	69,864
14,215		MCG Capital Corp	266,673
3,869		NGP Capital Resources Co	61,169
127,814	e*	Ocwen Financial Corp	1,644,966
35,314	e*	United PanAm Financial Corp	441,425
		TOTAL NONDEPOSITORY INSTITUTIONS	4,505,820

OIL AND GAS EXTRACTION - 2.24%
21,540	*	Atlas America, Inc	1,216,795
76,829	e*	Basic Energy Services, Inc	1,790,116
15,700	e*	Bill Barrett Corp	508,837
56,900	e*	Callon Petroleum Co	772,133
1,630	*	Clayton Williams Energy, Inc	46,243
16,470	*	Complete Production Services, Inc	327,918
13,865	*	Dawson Geophysical Co	686,733
52,600	*	EXCO Resources, Inc	872,108

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
9,800	e*	GeoGlobal Resources, Inc	$59,878
1,787	*	Geomet, Inc	15,761
84,180	e*	Grey Wolf, Inc	564,006
190	*	Harvest Natural Resources, Inc	1,851
1,689	e*	Hercules Offshore, Inc	44,353
58,700	*	Meridian Resource Corp	141,467
664	*	Oceaneering International, Inc	27,968
54,700	*	PetroHawk Energy Corp	720,399
3,200	*	Petroleum Development Corp	171,424
59,500	e*	Petroquest Energy, Inc	695,555
34,498	e*	RAM Energy Resources, Inc	159,726
6,445	*	Swift Energy Co	269,208
38,267	e*	Trico Marine Services, Inc	1,425,828
995	*	Union Drilling, Inc	14,129
23,400	e*	Vaalco Energy, Inc	121,212
6,900	*	Venoco, Inc	123,234
		TOTAL OIL AND GAS EXTRACTION	10,776,882

PAPER AND ALLIED PRODUCTS - 0.19%
18,400	e	Bowater, Inc	438,288
1,205	*	Cenveo, Inc	29,281
6,871		Longview Fibre Co	169,233
9,000	e	Rock-Tenn Co (Class A)	298,800
		TOTAL PAPER AND ALLIED PRODUCTS	935,602

PETROLEUM AND COAL PRODUCTS - 0.29%
33,300	e	Alon USA Energy, Inc	1,205,460
5,409	e	Western Refining, Inc	211,059
		TOTAL PETROLEUM AND COAL PRODUCTS	1,416,519

PRIMARY METAL INDUSTRIES - 2.08%
27,485	*	AK Steel Holding Corp	642,874
24,694	e	Belden CDT, Inc	1,323,351
9,328		Chaparral Steel Co	542,610
64,475	e*	CommScope, Inc	2,765,978
18,442	e*	General Cable Corp	985,356
5,592	*	Lone Star Technologies, Inc	369,240
6,171		Matthews International Corp (Class A)	251,160
15,354		Mueller Industries, Inc	462,155
7,349		Olympic Steel, Inc	227,745
54,261		Quanex Corp	2,297,953
4,739	e*	Superior Essex, Inc	164,301
		TOTAL PRIMARY METAL INDUSTRIES	10,032,723

PRINTING AND PUBLISHING - 1.38%
76,205	e	American Greetings Corp (Class A)	1,768,718
25,495		Belo (A.H.) Corp (Class A)	475,992
32,659	*	Consolidated Graphics, Inc	2,418,399
20,235		John H Harland Co	1,036,639
66,688		Journal Register Co	397,460
17,547	e*	Scholastic Corp	545,712
		TOTAL PRINTING AND PUBLISHING	6,642,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.00%**
579	e	California Coastal Communities, Inc	$11,748
1		Stewart Enterprises, Inc (Class A)	8
		TOTAL REAL ESTATE	11,756

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.88%
28,202	*	AEP Industries, Inc	1,212,686
14,136		Schulman (A.), Inc	333,044
28,568		Spartech Corp	838,185
39,429	e	West Pharmaceutical Services, Inc	1,830,688
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,214,603

SECURITY AND COMMODITY BROKERS - 0.61%
32,269		Calamos Asset Management, Inc (Class A)	720,244
7,700		International Securities Exchange, Inc	375,760
103,310	e*	Knight Capital Group, Inc (Class A)	1,636,430
3,200	*	Piper Jaffray Cos	198,208
		TOTAL SECURITY AND COMMODITY BROKERS	2,930,642

SOCIAL SERVICES - 0.14%
10,709	*	Bright Horizons Family Solutions, Inc	404,265
15,000	*	Res-Care, Inc	262,500
		TOTAL SOCIAL SERVICES	666,765

SPECIAL TRADE CONTRACTORS - 0.29%
10,499	e	Comfort Systems USA, Inc	125,778
19,210	*	EMCOR Group, Inc	1,133,006
5,836	*	Integrated Electrical Services, Inc	144,324
		TOTAL SPECIAL TRADE CONTRACTORS	1,403,108

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
60,706	e*	US Concrete, Inc	474,721
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	474,721

TEXTILE MILL PRODUCTS - 0.09%
8,814		Oxford Industries, Inc	435,764
		TOTAL TEXTILE MILL PRODUCTS	435,764

TRANSPORTATION BY AIR - 0.48%
176,504	*	ABX Air, Inc	1,209,052
1,559	*	Air Methods Corp	37,447
806	e*	Airtran Holdings, Inc	8,278
8,044	*	EGL, Inc	318,784
13,426	e*	ExpressJet Holdings, Inc	78,408
31,335	*	Mesa Air Group, Inc	235,953
13,344	e*	Republic Airways Holdings, Inc	306,378
3,477	e	Skywest, Inc	93,288
		TOTAL TRANSPORTATION BY AIR	2,287,588

TRANSPORTATION EQUIPMENT - 2.46%
56,614		A.O. Smith Corp	2,163,787
16,000	*	Aftermarket Technology Corp	388,480
71,500	e	ArvinMeritor, Inc	1,304,875
15,235	e*	BE Aerospace, Inc	482,949
10,542		Clarcor, Inc	335,236

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
11,175		Freightcar America, Inc	$538,300
44,016		Group 1 Automotive, Inc	1,750,516
13,822		Kaman Corp	322,191
6,280	*	Miller Industries, Inc	136,967
43,653	*	Orbital Sciences Corp	818,057
9,152		Polaris Industries, Inc	439,113
8,435	e	Triumph Group, Inc	466,793
173,873	*	Visteon Corp	1,484,875
29,142	e	Wabash National Corp	449,370
22,083		Westinghouse Air Brake Technologies Corp	761,643
		TOTAL TRANSPORTATION EQUIPMENT	11,843,152

TRANSPORTATION SERVICES - 0.72%
3,200	*	Dynamex, Inc	81,408
19,310	e*	HUB Group, Inc (Class A)	559,797
30,233	*	Lear Corp	1,103,807
64,645		Pacer International, Inc	1,741,536
		TOTAL TRANSPORTATION SERVICES	3,486,548

TRUCKING AND WAREHOUSING - 0.41%
5,592	*	Old Dominion Freight Line	161,106
12,821	e*	P.A.M. Transportation Services, Inc	264,369
22,630	e*	Quality Distribution, Inc	195,749
2,749	*	Saia, Inc	65,289
73,457	e*	U.S. Xpress Enterprises, Inc (Class A)	1,267,868
		TOTAL TRUCKING AND WAREHOUSING	1,954,381

WATER TRANSPORTATION - 0.22%
31,650		Horizon Lines, Inc (Class A)	1,038,753
		TOTAL WATER TRANSPORTATION	1,038,753

WHOLESALE TRADE-DURABLE GOODS - 2.44%
73,454		Agilysys, Inc	1,650,511
93,199		Applied Industrial Technologies, Inc	2,287,103
21,514		BlueLinx Holdings, Inc	225,897
21,908	e	Building Material Holding Corp	396,754
2,476		Castle (A.M.) & Co	72,695
11,692	e*	Digi International, Inc	148,488
116,828		IKON Office Solutions, Inc	1,678,818
57,264	*	Insight Enterprises, Inc	1,029,607
58,482	*	Keystone Automotive Industries, Inc	1,970,843
52,500		Owens & Minor, Inc	1,928,325
29,191	*	Tyler Technologies, Inc	370,726
		TOTAL WHOLESALE TRADE-DURABLE GOODS	11,759,767

WHOLESALE TRADE-NONDURABLE GOODS - 2.07%
248,200	*	Alliance One International, Inc	2,290,886
455	e*	Allscripts Healthcare Solutions, Inc	12,199
22,661		Andersons, Inc	1,006,148
18,950	*	Central European Distribution Corp	551,634
3,000	e*	Core-Mark Holding Co, Inc	107,040
8,613	e*	Hain Celestial Group, Inc	258,993
22,200		Men's Wearhouse, Inc	1,044,510
47,200		Myers Industries, Inc	881,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,307		Spartan Stores, Inc	$490,628
32,100	e	Stride Rite Corp	494,019
47,203	e*	United Stationers, Inc	2,828,404
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,966,157

		TOTAL COMMON STOCKS
		(Cost $437,057,198)	470,218,405
PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 19.48%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.11%
$ 14,985,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	14,978,881

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 16.37%
78,759,348		State Street Navigator Securities Lending Prime Portfolio	78,759,348

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $93,742,267)	93,738,229

		TOTAL PORTFOLIO - 117.21%
		(Cost $530,799,465)	563,956,634
		OTHER ASSETS & LIABILITIES, NET - (17.21%)	(82,810,379)

		NET ASSETS - 100.00%	$481,146,255

*	Non-income producing
**	Percentage represents less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $15,739,036.
e	All or a portion of these securities are out on loan.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.20%
AMUSEMENT AND RECREATION SERVICES - 0.28%
11,418	*	Activision, Inc	$216,257
5,531		Harrah's Entertainment, Inc	467,093
3,032	*	Penn National Gaming, Inc	128,617
1,891		Warner Music Group Corp	32,260
		TOTAL AMUSEMENT AND RECREATION SERVICES	844,227

APPAREL AND ACCESSORY STORES - 1.13%
3,549	e	Abercrombie & Fitch Co (Class A)	268,588
7,075		American Eagle Outfitters, Inc	212,179
2,858	*	AnnTaylor Stores Corp	110,833
7,140	*	Chico's FAS, Inc	174,430
3,605		Claire's Stores, Inc	115,793
623		Foot Locker, Inc	14,672
11,213		Gap, Inc	192,976
2,305	*	Hanesbrands, Inc	67,744
13,283	*	Kohl's Corp	1,017,611
13,917		Limited Brands, Inc	362,677
9,575		Nordstrom, Inc	506,901
5,699		Ross Stores, Inc	196,046
4,944	*	Urban Outfitters, Inc	131,065
		TOTAL APPAREL AND ACCESSORY STORES	3,371,515

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
2,523		Polo Ralph Lauren Corp	222,402
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	222,402

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.30%
4,342		Advance Auto Parts	167,384
2,012	*	Autozone, Inc	257,818
8,616	*	Carmax, Inc	211,437
3,032	*	Copart, Inc	84,926
4,504	e*	O'Reilly Automotive, Inc	149,082
246		United Auto Group, Inc	4,994
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	875,641

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.77%
5,310	e	Fastenal Co	186,116
79,427		Home Depot, Inc	2,918,148
62,978		Lowe's Cos, Inc	1,983,177
2,773		Sherwin-Williams Co	183,129
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,270,570

BUSINESS SERVICES - 11.45%
3,040		Acxiom Corp	65,026
24,301	*	Adobe Systems, Inc	1,013,352
1,687	*	Affiliated Computer Services, Inc (Class A)	99,331

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,157	*	Akamai Technologies, Inc	$307,357
3,194	e*	Alliance Data Systems Corp	196,814
9,431	*	Autodesk, Inc	354,606
23,385		Automatic Data Processing, Inc	1,131,834
472	*	Avis Budget Group, Inc	12,895
16,136	*	BEA Systems, Inc	187,016
8,495	*	BMC Software, Inc	261,561
1,644		Brink's Co	104,312
2,574		CA, Inc	66,692
9,362	*	Cadence Design Systems, Inc	197,164
4,935	*	Ceridian Corp	171,935
2,568	e*	Cerner Corp	139,828
3,475	e*	Checkfree Corp	128,888
3,071	*	ChoicePoint, Inc	114,948
7,559	*	Citrix Systems, Inc	242,115
1,739	e*	Clear Channel Outdoor Holdings, Inc (Class A)	45,753
5,698	*	Cognizant Technology Solutions Corp (Class A)	502,962
287	*	Convergys Corp	7,293
2,329	*	DST Systems, Inc	175,141
47,786	*	eBay, Inc	1,584,106
12,325	*	Electronic Arts, Inc	620,687
11,796		Electronic Data Systems Corp	326,513
6,047	e*	Emdeon Corp	91,491
4,888		Equifax, Inc	178,168
746	e*	Expedia, Inc	17,292
1,588	*	F5 Networks, Inc	105,888
1,755		Factset Research Systems, Inc	110,302
1,877		Fair Isaac Corp	72,602
732		Fidelity National Information Services, Inc	33,277
31,068		First Data Corp	835,729
7,189	*	Fiserv, Inc	381,448
2,147	e*	Getty Images, Inc	104,409
8,476	*	Google, Inc (Class A)	3,883,364
5,687		IMS Health, Inc	168,676
19,054	*	Interpublic Group of Cos, Inc	234,555
14,136	e*	Intuit, Inc	386,761
6,769	*	Iron Mountain, Inc	176,874
12,713	*	Juniper Networks, Inc	250,192
1,708	*	Kinetic Concepts, Inc	86,493
3,255	*	Lamar Advertising Co (Class A)	204,967
3,043		Manpower, Inc	224,482
2,470	e	Mastercard, Inc (Class A)	262,413
5,886	*	McAfee, Inc	171,165
360,913		Microsoft Corp	10,058,645
3,552	e	MoneyGram International, Inc	98,604
5,099	*	Monster Worldwide, Inc	241,540
3,838	*	NAVTEQ Corp	132,411
1,466	*	NCR Corp	70,031
6,924		Omnicom Group, Inc	708,879
161,303	*	Oracle Corp	2,924,423
7,801	e*	Red Hat, Inc	178,877
6,101		Robert Half International, Inc	225,798
3,379	e*	Salesforce.com, Inc	144,689
3,894		ServiceMaster Co	59,929

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,737	*	Sun Microsystems, Inc	$76,549
16,135	*	Symantec Corp	279,136
461	*	Synopsys, Inc	12,092
1,324	e	Total System Services, Inc	42,169
9,411	*	VeriSign, Inc	236,404
19,689		Waste Management, Inc	677,498
322	e*	WebMD Health Corp (Class A)	16,947
57,177	*	Yahoo!, Inc	1,789,068
		TOTAL BUSINESS SERVICES	34,012,366

CHEMICALS AND ALLIED PRODUCTS - 9.53%
49,614		Abbott Laboratories	2,768,461
886	e*	Abraxis BioScience, Inc	23,665
1,028		Air Products & Chemicals, Inc	76,031
709		Alberto-Culver Co	16,222
47,862	*	Amgen, Inc	2,674,529
3,801		Avery Dennison Corp	244,252
18,272		Avon Products, Inc	680,815
4,411	e*	Barr Pharmaceuticals, Inc	204,450
7,063	*	Biogen Idec, Inc	313,456
36,552		Bristol-Myers Squibb Co	1,014,684
881		Cabot Corp	42,050
1,865		Celanese Corp (Series A)	57,517
2,665	e*	Cephalon, Inc	189,775
764	*	Charles River Laboratories International, Inc	35,343
2,720		Church & Dwight Co, Inc	136,952
18,716		Colgate-Palmolive Co	1,250,042
3,571		Dade Behring Holdings, Inc	156,588
29,947		Du Pont (E.I.) de Nemours & Co	1,480,280
7,529		Ecolab, Inc	323,747
30,166		Eli Lilly & Co	1,620,216
5,141	e	Estee Lauder Cos (Class A)	251,138
13,227	*	Forest Laboratories, Inc	680,397
18,942	*	Genentech, Inc	1,555,517
10,561	*	Genzyme Corp	633,871
18,459	*	Gilead Sciences, Inc	1,412,114
6,445	*	Hospira, Inc	263,601
2,455	*	Huntsman Corp	46,866
1,350	*	Idexx Laboratories, Inc	118,301
2,923	e*	ImClone Systems, Inc	119,171
2,670	e	International Flavors & Fragrances, Inc	126,077
678	*	Invitrogen Corp	43,155
9,830	e*	Medimmune, Inc	357,714
27,018		Merck & Co, Inc	1,193,385
6,270	e*	Millennium Pharmaceuticals, Inc	71,227
21,961		Monsanto Co	1,206,977
9,954		Mylan Laboratories, Inc	210,428
4,437	*	Nalco Holding Co	106,044
5,010	*	PDL BioPharma, Inc	108,717
823		PPG Industries, Inc	57,865
13,111		Praxair, Inc	825,469
27,566		Procter & Gamble Co	1,741,069
924		Rohm & Haas Co	47,789
60,105		Schering-Plough Corp	1,533,279

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,468	e	Scotts Miracle-Gro Co (Class A)	$64,636
4,450	e*	Sepracor, Inc	207,504
2,460	e	Sigma-Aldrich Corp	102,139
3,356	*	VCA Antech, Inc	121,856
5,240	*	Vertex Pharmaceuticals, Inc	146,930
33,371		Wyeth	1,669,551
		TOTAL CHEMICALS AND ALLIED PRODUCTS	28,331,862

COAL MINING - 0.33%
5,704	e	Arch Coal, Inc	175,056
7,435		Consol Energy, Inc	290,932
3,506	e	Massey Energy Co	84,109
10,747		Peabody Energy Corp	432,459
		TOTAL COAL MINING	982,556

COMMUNICATIONS - 2.57%
17,024	*	American Tower Corp (Class A)	663,085
1,218	*	Avaya, Inc	14,385
4,428		Cablevision Systems Corp (Class A)	134,744
5,968		Citizens Communications Co	89,222
59,886	*	Comcast Corp (Class A)	1,554,042
7,358	*	Crown Castle International Corp	236,413
615	e*	CTC Media, Inc	15,793
32,664	*	DIRECTV Group, Inc	753,558
8,177	*	EchoStar Communications Corp (Class A)	355,127
2,837		Global Payments, Inc	96,628
2,456	*	IAC/InterActiveCorp	92,616
698	*	Leap Wireless International, Inc	46,054
55,827	e*	Level 3 Communications, Inc	340,545
5,759	*	Liberty Global, Inc (Class A)	189,644
20,449	e*	Liberty Media Holding Corp (Interactive A)	487,095
2,601	*	NeuStar, Inc (Class A)	73,972
5,921	*	NII Holdings, Inc	439,220
4,224	*	SBA Communications Corp (Class A)	124,819
27,993		Sprint Nextel Corp	530,747
2,353		Telephone & Data Systems, Inc	140,286
534	*	US Cellular Corp	39,222
12,529	e*	XM Satellite Radio Holdings, Inc (Class A)	161,875
		TOTAL COMMUNICATIONS	6,579,092

DEPOSITORY INSTITUTIONS - 1.65%
1,513	e	Bank of Hawaii Corp	80,234
1,730		Bank of New York Co, Inc	70,152
7,375	e	Commerce Bancorp, Inc	246,177
1,039		Cullen/Frost Bankers, Inc	54,371
2,426		East West Bancorp, Inc	89,204
11,323		Hudson City Bancorp, Inc	154,899
503	e	IndyMac Bancorp, Inc	16,121
2,634		Investors Financial Services Corp	153,167
15,032		Mellon Financial Corp	648,480
8,359		Northern Trust Corp	502,710
2,523		People's Bank	112,021
12,639		State Street Corp	818,375
4,905		Synovus Financial Corp	158,628

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,840		TCF Financial Corp	$48,502
6,376		Wachovia Corp	350,999
123		Webster Financial Corp	5,905
20,585		Wells Fargo & Co	708,742
31,068		Western Union Co	681,943
		TOTAL DEPOSITORY INSTITUTIONS	4,900,630

EATING AND DRINKING PLACES - 0.83%
4,990		Brinker International, Inc	163,173
838	*	Burger King Holdings, Inc	18,101
3,420	e*	Cheesecake Factory	91,143
6,112	e	Darden Restaurants, Inc	251,753
1,237		OSI Restaurant Partners, Inc	48,862
31,148	*	Starbucks Corp	976,801
7,817		Tim Hortons, Inc	237,793
1,718		Wendy's International, Inc	53,773
11,035		Yum! Brands, Inc	637,382
		TOTAL EATING AND DRINKING PLACES	2,478,781

EDUCATIONAL SERVICES - 0.20%
5,784	*	Apollo Group, Inc (Class A)	253,918
3,997	*	Career Education Corp	121,908
1,763	e*	ITT Educational Services, Inc	143,667
1,376	*	Laureate Education, Inc	81,143
		TOTAL EDUCATIONAL SERVICES	600,636

ELECTRIC, GAS, AND SANITARY SERVICES - 2.02%
26,720	*	AES Corp	575,014
6,698	*	Allegheny Energy, Inc	329,140
503	*	Allied Waste Industries, Inc	6,333
2,840		Aqua America, Inc	63,758
907		Constellation Energy Group, Inc	78,864
4,818	e*	Covanta Holding Corp	106,863
762	e	DPL, Inc	23,691
26,404		El Paso Corp	382,066
22,947		Exelon Corp	1,576,688
4,323		Kinder Morgan, Inc	460,183
1,571	*	NRG Energy, Inc	113,175
2,970		Questar Corp	264,954
6,465		Republic Services, Inc	179,856
1,790	e*	Stericycle, Inc	145,885
18,531		TXU Corp	1,187,837
18,353		Williams Cos, Inc	522,326
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,016,633

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.21%
3,857	*	ADC Telecommunications, Inc	64,566
22,915	e*	Advanced Micro Devices, Inc	299,270
6,151	*	Agere Systems, Inc	139,136
14,370	e*	Altera Corp	287,256
4,143	e	Ametek, Inc	143,099
3,728		Amphenol Corp (Class A)	240,717
13,874		Analog Devices, Inc	478,514
34,515	*	Apple Computer, Inc	3,206,789

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,548	*	Avnet, Inc	$92,085
853		AVX Corp	12,966
18,475	*	Broadcom Corp (Class A)	592,493
817	e*	Ciena Corp	22,835
247,774	*	Cisco Systems, Inc	6,325,670
3,056	e*	Cree, Inc	50,302
5,284	e*	Cypress Semiconductor Corp	98,018
1,564	*	Dolby Laboratories, Inc (Class A)	53,974
31,246		Emerson Electric Co	1,346,390
1,915	e*	Energizer Holdings, Inc	163,407
2,945	*	Fairchild Semiconductor International, Inc	49,240
2,718		Harman International Industries, Inc	261,145
5,462		Harris Corp	278,289
15,222		Honeywell International, Inc	701,125
3,138	*	Integrated Device Technology, Inc	48,388
236,099		Intel Corp	4,516,574
1,396	*	International Rectifier Corp	53,341
2,193		Intersil Corp (Class A)	58,093
1,180	e*	Jarden Corp	45,194
8,136	e*	JDS Uniphase Corp	123,911
309		L-3 Communications Holdings, Inc	27,028
1,815		Lincoln Electric Holdings, Inc	108,101
12,324		Linear Technology Corp	389,315
11,862	e*	LSI Logic Corp	123,839
13,018		Maxim Integrated Products, Inc	382,729
5,920	*	MEMC Electronic Materials, Inc	358,634
8,820		Microchip Technology, Inc	313,375
13,067	*	Micron Technology, Inc	157,849
5,440		Molex, Inc	153,408
78,797		Motorola, Inc	1,392,343
12,874		National Semiconductor Corp	310,778
15,180	*	Network Appliance, Inc	554,374
1,808	*	Novellus Systems, Inc	57,892
14,496	*	Nvidia Corp	417,195
10,344	e*	PMC - Sierra, Inc	72,511
6,688	*	QLogic Corp	113,696
68,028		Qualcomm, Inc	2,902,074
4,351		RadioShack Corp	117,608
3,573	e*	Rambus, Inc	75,926
10,773	*	Sanmina-SCI Corp	38,998
1,883	*	Silicon Laboratories, Inc	56,339
57,911	e*	Sirius Satellite Radio, Inc	185,315
369	e*	Spansion, Inc (Class A)	4,498
58,706		Texas Instruments, Inc	1,767,051
2,539	*	Thomas & Betts Corp	123,954
1,246	*	Vishay Intertechnology, Inc	17,419
14,159		Xilinx, Inc	364,311
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,339,347

ENGINEERING AND MANAGEMENT SERVICES - 1.07%
4,569	e*	Amylin Pharmaceuticals, Inc	170,698
15,117	*	Celgene Corp	793,038
1,611		Corporate Executive Board Co	122,372
3,550	e	Fluor Corp	318,506

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,205	*	Gen-Probe, Inc	$103,811
172	*	Hewitt Associates, Inc (Class A)	5,028
4,786	*	Jacobs Engineering Group, Inc	223,267
510	e*	KBR, Inc	10,379
9,848		Moody's Corp	611,167
13,634		Paychex, Inc	516,320
6,264	e	Quest Diagnostics, Inc	312,386
164	*	URS Corp	6,985
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,193,957

FABRICATED METAL PRODUCTS - 0.51%
519	e*	Alliant Techsystems, Inc	45,630
4,297		Ball Corp	197,017
6,731	*	Crown Holdings, Inc	164,640
20,263		Illinois Tool Works, Inc	1,045,571
1,312		Pentair, Inc	40,882
189		Snap-On, Inc	9,091
		TOTAL FABRICATED METAL PRODUCTS	1,502,831

FOOD AND KINDRED PRODUCTS - 3.52%
20,073		Anheuser-Busch Cos, Inc	1,012,884
5,269		Campbell Soup Co	205,228
54,751		Coca-Cola Co	2,628,048
1,412	e*	Constellation Brands, Inc (Class A)	29,906
1,786		General Mills, Inc	103,981
7,831		H.J. Heinz Co	368,997
2,547	e*	Hansen Natural Corp	96,480
6,245	e	Hershey Co	341,352
7,453	e	Kellogg Co	383,308
4,196		McCormick & Co, Inc	161,630
2,990		Pepsi Bottling Group, Inc	95,351
67,064		PepsiCo, Inc	4,262,588
15,997		Sara Lee Corp	270,669
9,527	e	Wrigley (Wm.) Jr Co	485,210
		TOTAL FOOD AND KINDRED PRODUCTS	10,445,632

FOOD STORES - 0.15%
3,880		Kroger Co	109,610
1,100	e*	Panera Bread Co (Class A)	64,966
5,707		Whole Foods Market, Inc	255,959
		TOTAL FOOD STORES	430,535

FORESTRY - 0.00%**
248		Rayonier, Inc	10,664
		TOTAL FORESTRY	10,664

FURNITURE AND FIXTURES - 0.31%
1,905		HNI Corp	87,497
993		Hillenbrand Industries, Inc	58,954
4,351		Johnson Controls, Inc	411,692
4,273		Leggett & Platt, Inc	96,869
9,768		Masco Corp	267,643
		TOTAL FURNITURE AND FIXTURES	922,655

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOME FURNISHINGS STORES - 0.32%
11,454	*	Bed Bath & Beyond, Inc	$460,107
6,519	e	Circuit City Stores, Inc	120,797
5,176	*	GameStop Corp (Class A)	168,582
223	e*	Mohawk Industries, Inc	18,297
2,161		Steelcase, Inc (Class A)	42,982
3,901	e	Williams-Sonoma, Inc	138,329
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	949,094

GENERAL BUILDING CONTRACTORS - 0.28%
1,120	e	Beazer Homes USA, Inc	32,514
2,317		Centex Corp	96,804
6,524		DR Horton, Inc	143,528
1,591	e	KB Home	67,888
2,224		Lennar Corp (Class A)	93,875
607	e	MDC Holdings, Inc	29,178
175	*	NVR, Inc	116,375
4,426		Pulte Homes, Inc	117,112
842	e	Ryland Group, Inc	35,524
1,134	e	Standard-Pacific Corp	23,667
952	*	Toll Brothers, Inc	26,066
2,113	e	Walter Industries, Inc	52,297
		TOTAL GENERAL BUILDING CONTRACTORS	834,828

GENERAL MERCHANDISE STORES - 3.09%
12,960		Costco Wholesale Corp	697,766
11,544		Dollar General Corp	244,156
3,447		Family Dollar Stores, Inc	102,100
1,904		Federated Department Stores, Inc	85,775
9,513		JC Penney Co, Inc	781,588
35,239		Target Corp	2,088,263
18,585		TJX Cos, Inc	501,052
99,794		Wal-Mart Stores, Inc	4,685,328
		TOTAL GENERAL MERCHANDISE STORES	9,186,028

HEALTH SERVICES - 1.60%
1,549		AmerisourceBergen Corp	81,710
941		Brookdale Senior Living, Inc	42,025
2,634	e*	Community Health Systems, Inc	92,848
2,005	*	Covance, Inc	118,977
6,506	e*	Coventry Health Care, Inc	364,661
4,264	*	DaVita, Inc	227,356
2,362	*	Edwards Lifesciences Corp	119,753
4,725	*	Express Scripts, Inc	381,402
2,102		Health Management Associates, Inc (Class A)	22,849
4,892	*	Laboratory Corp of America Holdings	355,306
777	*	LifePoint Hospitals, Inc	29,697
3,640	*	Lincare Holdings, Inc	133,406
2,847	e	Manor Care, Inc	154,763
8,607		McKesson Corp	503,854
7,526	*	Medco Health Solutions, Inc	545,861
2,398		Omnicare, Inc	95,368
2,085	e*	Pediatrix Medical Group, Inc	118,970
4,062		Pharmaceutical Product Development, Inc	136,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,472	*	Sierra Health Services, Inc	$101,772
13,569	*	Tenet Healthcare Corp	87,249
837	*	Triad Hospitals, Inc	43,733
370		Universal Health Services, Inc (Class B)	21,186
11,898	*	WellPoint, Inc	964,928
		TOTAL HEALTH SERVICES	4,744,523

HOLDING AND OTHER INVESTMENT OFFICES - 2.31%
1,303	e*	Affiliated Managers Group, Inc	141,180
2,083		Developers Diversified Realty Corp	131,021
400		Douglas Emmett, Inc	10,212
474		Essex Property Trust, Inc	61,374
1,173		Federal Realty Investment Trust	106,297
3,484		General Growth Properties, Inc	224,962
1		Hugoton Royalty Trust	25
77,090		iShares Russell 1000 Growth Index Fund	4,290,058
1,360		Kilroy Realty Corp	100,300
2,817		Macerich Co	260,178
2,977		Public Storage, Inc	281,833
1,179	*	Realogy Corp	34,910
4,968		Simon Property Group, Inc	552,690
2,016		SL Green Realty Corp	276,555
1,333		Taubman Centers, Inc	77,301
5,260		UDR, Inc	161,061
2,597		Ventas, Inc	109,412
696		Weingarten Realty Investors	33,102
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,852,471

HOTELS AND OTHER LODGING PLACES - 1.01%
1,634		Boyd Gaming Corp	77,844
1,313		Choice Hotels International, Inc	46,520
15,609		Hilton Hotels Corp	561,300
5,585	*	Las Vegas Sands Corp	483,717
12,990	e	Marriott International, Inc (Class A)	635,990
4,753	*	MGM Mirage	330,429
7,342		Starwood Hotels & Resorts Worldwide, Inc	476,129
1,992		Station Casinos, Inc	172,447
944	*	Wyndham Worldwide Corp	32,238
2,079	e	Wynn Resorts Ltd	197,214
		TOTAL HOTELS AND OTHER LODGING PLACES	3,013,828

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.21%
30,599		3M Co	2,338,682
419	*	AGCO Corp	15,490
7,226		American Standard Cos, Inc	383,123
56,000		Applied Materials, Inc	1,025,920
2,467		Black & Decker Corp	201,357
2,290		Carlisle Cos, Inc	98,310
27,176		Caterpillar, Inc	1,821,607
2,299		CDW Corp	141,228
1,734		Cummins, Inc	250,944
93,630	*	Dell, Inc	2,173,152
2,286		Diebold, Inc	109,065
3,011		Donaldson Co, Inc	108,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,509		Dover Corp	$366,514
1,086	e*	Dresser-Rand Group, Inc	33,080
78,570	*	EMC Corp	1,088,194
300	*	Flowserve Corp	17,157
2,685	*	FMC Technologies, Inc	187,306
2,313	*	Gardner Denver, Inc	80,608
205,116	d	General Electric Co	7,252,902
2,493		Graco, Inc	97,626
5,248	e*	Grant Prideco, Inc	261,560
68,925		Hewlett-Packard Co	2,766,650
2,154		IDEX Corp	109,596
57,197		International Business Machines Corp	5,391,389
13,756		International Game Technology	555,467
7,069	e	Jabil Circuit, Inc	151,347
4,454		Joy Global, Inc	191,077
5,551	*	Lam Research Corp	262,784
2,955	*	Lexmark International, Inc (Class A)	172,749
2,488		Manitowoc Co, Inc	158,063
721		Pall Corp	27,398
2,050	e	Parker Hannifin Corp	176,935
390	e*	Riverbed Technology, Inc	10,780
6,779	e	Rockwell Automation, Inc	405,859
9,259	*	SanDisk Corp	405,544
2,807	e*	Scientific Games Corp (Class A)	92,154
19,015	*	Solectron Corp	59,897
2,344	e	Stanley Works	129,764
1,979	*	Terex Corp	142,013
300		Timken Co	9,093
1,778		Toro Co	91,105
5,293	e*	Varian Medical Systems, Inc	252,423
1,765	e*	VeriFone Holdings, Inc	64,828
8,645	*	Western Digital Corp	145,322
2,913	e*	Zebra Technologies Corp (Class A)	112,471
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,937,230

INSTRUMENTS AND RELATED PRODUCTS - 6.87%
2,392	e*	Advanced Medical Optics, Inc	88,982
16,488	*	Agilent Technologies, Inc	555,481
6,059		Allergan, Inc	671,458
5,865		Applera Corp (Applied Biosystems Group)	173,428
4,200		Bard (C.R.), Inc	333,942
314		Bausch & Lomb, Inc	16,064
26,569		Baxter International, Inc	1,399,389
2,316		Beckman Coulter, Inc	147,969
10,035		Becton Dickinson & Co	771,591
9,987		Biomet, Inc	424,348
50,082	*	Boston Scientific Corp	728,192
802	e	Cooper Cos, Inc	38,993
9,637		Danaher Corp	688,564
6,596		Dentsply International, Inc	216,019
668		DRS Technologies, Inc	34,850
1,477	e*	Intuitive Surgical, Inc	179,559
106,479		Johnson & Johnson	6,416,425
6,374		Kla-Tencor Corp	339,862

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
48,989		Medtronic, Inc	$2,403,400
1,505	*	Mettler-Toledo International, Inc	134,803
2,195	e*	Millipore Corp	159,072
2,107		National Instruments Corp	55,267
2,324		PerkinElmer, Inc	56,287
5,312	e	Pitney Bowes, Inc	241,112
3,050	e*	Resmed, Inc	153,628
2,957	*	Respironics, Inc	124,164
6,927		Rockwell Collins, Inc	463,624
3,401		Roper Industries, Inc	186,647
14,648	*	St. Jude Medical, Inc	550,911
12,145		Stryker Corp	805,456
1,632	*	Techne Corp	93,187
2,476	e	Tektronix, Inc	69,724
6,194	*	Teradyne, Inc	102,449
7,992	*	Thermo Electron Corp	373,626
4,888	*	Trimble Navigation Ltd	131,194
4,054	e*	Waters Corp	235,132
10,071	*	Zimmer Holdings, Inc	860,164
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,424,963

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
4,478		Brown & Brown, Inc	121,130
1,177	e	Gallagher (Arthur J.) & Co	33,344
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	154,474

INSURANCE CARRIERS - 2.27%
10,549		Aetna, Inc	461,941
20,234		Aflac, Inc	952,212
413		Ambac Financial Group, Inc	35,679
11,705		American International Group, Inc	786,810
164	e*	CNA Financial Corp	7,067
646		Hanover Insurance Group, Inc	29,794
2,638		HCC Insurance Holdings, Inc	81,250
4,310	*	Health Net, Inc	231,921
6,709	*	Humana, Inc	389,256
80	*	Markel Corp	38,786
1,697	*	Philadelphia Consolidated Holding Co	74,651
777		Principal Financial Group	46,519
8,279		Progressive Corp	180,648
2,919		Prudential Financial, Inc	263,469
465		Transatlantic Holdings, Inc	30,281
54,669		UnitedHealth Group, Inc	2,895,817
3,361		W.R. Berkley Corp	111,316
1,422	*	WellCare Health Plans, Inc	121,225
		TOTAL INSURANCE CARRIERS	6,738,642

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,741	*	Corrections Corp of America	91,942
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	91,942

LEATHER AND LEATHER PRODUCTS - 0.26%
15,621	*	Coach, Inc	781,831
		TOTAL LEATHER AND LEATHER PRODUCTS	781,831

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.35%
2,208	e	Foundation Coal Holdings, Inc	$75,823
3,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	262,840
16,069	e	Newmont Mining Corp	674,737
478	e	Southern Copper Corp	34,253
		TOTAL METAL MINING	1,047,653

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
2,033		Fortune Brands, Inc	160,241
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	160,241

MISCELLANEOUS RETAIL - 2.36%
12,737	*	Amazon.com, Inc	506,805
443		Barnes & Noble, Inc	17,476
16,256		Best Buy Co, Inc	791,992
2,265	e*	Coldwater Creek, Inc	45,934
57,685		CVS Corp	1,969,366
1,600	*	Dick's Sporting Goods, Inc	93,216
399	*	Dollar Tree Stores, Inc	15,258
1,655		MSC Industrial Direct Co (Class A)	77,255
1,464	e*	Nutri/System, Inc	76,728
11,687	*	Office Depot, Inc	410,681
5,840		Petsmart, Inc	192,486
29,552		Staples, Inc	763,624
3,446		Tiffany & Co	156,724
40,996		Walgreen Co	1,881,306
		TOTAL MISCELLANEOUS RETAIL	6,998,851

MOTION PICTURES - 0.96%
2,853	*	Discovery Holding Co (Class A)	54,578
1,346	*	DreamWorks Animation SKG, Inc (Class A)	41,161
63,353		News Corp (Class A)	1,464,721
2,364		Regal Entertainment Group (Class A)	46,973
10,784		Time Warner, Inc	212,660
25,751	*	Viacom, Inc (Class B)	1,058,624
30,134		Walt Disney Co	1,037,514
		TOTAL MOTION PICTURES	3,916,231

NONDEPOSITORY INSTITUTIONS - 1.47%
43,917		American Express Co	2,476,919
1,152	e*	AmeriCredit Corp	26,335
2,043		Capital One Financial Corp	154,165
2,646		CapitalSource, Inc	66,494
2,048	e	First Marblehead Corp	91,935
14,179		Freddie Mac	843,509
652	e*	Nelnet, Inc (Class A)	15,628
16,674		SLM Corp	681,967
		TOTAL NONDEPOSITORY INSTITUTIONS	4,356,952

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
1,980		Florida Rock Industries, Inc	133,234
3,831		Vulcan Materials Co	446,235
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	579,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.46%
13,015		Baker Hughes, Inc	$860,682
12,141		BJ Services Co	338,734
4,528	*	Cameron International Corp	284,313
2,476	e*	Cheniere Energy, Inc	77,127
1,007	e*	CNX Gas Corp	28,528
4,911	*	Denbury Resources, Inc	146,299
2,487		Diamond Offshore Drilling, Inc	201,323
6,236		ENSCO International, Inc	339,238
4,239		Equitable Resources, Inc	204,828
4,206	*	Global Industries Ltd	76,928
41,895		Halliburton Co	1,329,747
3,842	*	Helix Energy Solutions Group, Inc	143,268
4,535		Helmerich & Payne, Inc	137,592
6,614	*	National Oilwell Varco, Inc	514,503
2,095	*	Oceaneering International, Inc	88,241
6,249		Patterson-UTI Energy, Inc	140,228
3,192	*	Plains Exploration & Production Co	144,087
5,390	*	Pride International, Inc	162,239
2,779	e*	Quicksilver Resources, Inc	110,521
5,847		Range Resources Corp	195,290
4,056		Rowan Cos, Inc	131,698
8,154		Smith International, Inc	391,800
6,602	*	Southwestern Energy Co	270,550
2,133		St. Mary Land & Exploration Co	78,238
3,391	*	Superior Energy Services	116,888
3,159	e*	Tetra Technologies, Inc	78,059
1,353	e	Tidewater, Inc	79,259
2,617	*	Todco	105,544
1,848	*	Unit Corp	93,490
789	e	W&T Offshore, Inc	22,826
14,774		XTO Energy, Inc	809,763
		TOTAL OIL AND GAS EXTRACTION	7,701,831

PAPER AND ALLIED PRODUCTS - 0.30%
8,900		Domtar Corp	82,859
10,814		Kimberly-Clark Corp	740,651
2,981		Packaging Corp of America	72,736
		TOTAL PAPER AND ALLIED PRODUCTS	896,246

PERSONAL SERVICES - 0.19%
5,349		Cintas Corp	193,099
13,573		H&R Block, Inc	285,576
709	*	Sally Beauty Holdings, Inc	6,516
1,472		Weight Watchers International, Inc	67,844
		TOTAL PERSONAL SERVICES	553,035

PETROLEUM AND COAL PRODUCTS - 0.56%
4,286		EOG Resources, Inc	305,763
13,248		Exxon Mobil Corp	999,562
2,266	e	Frontier Oil Corp	73,962
1,974	e	Holly Corp	117,058

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,414		Sunoco, Inc	$170,042
		TOTAL PETROLEUM AND COAL PRODUCTS	1,666,387

PRIMARY METAL INDUSTRIES - 1.07%
14,015		Alcoa, Inc	475,108
4,071		Allegheny Technologies, Inc	434,335
993		Carpenter Technology Corp	119,915
63,218	*	Corning, Inc	1,437,577
606		Hubbell, Inc (Class B)	29,233
5,481		Precision Castparts Corp	570,298
3,436	e*	Titanium Metals Corp	123,284
		TOTAL PRIMARY METAL INDUSTRIES	3,189,750

PRINTING AND PUBLISHING - 0.55%
2,178	e	Dow Jones & Co, Inc	75,076
2,655	*	Dun & Bradstreet Corp	242,136
3,569		EW Scripps Co (Class A)	159,463
2,514		Harte-Hanks, Inc	69,361
1,942		John Wiley & Sons, Inc (Class A)	73,330
123	e	McClatchy Co (Class A)	3,888
14,514		McGraw-Hill Cos, Inc	912,640
1,175	e	Meredith Corp	67,433
55		Washington Post Co (Class B)	41,992
		TOTAL PRINTING AND PUBLISHING	1,645,319

RAILROAD TRANSPORTATION - 0.86%
14,797		Burlington Northern Santa Fe Corp	1,190,123
8,500		CSX Corp	340,425
914	*	Kansas City Southern Industries, Inc	32,520
9,438		Norfolk Southern Corp	477,563
5,041		Union Pacific Corp	511,914
		TOTAL RAILROAD TRANSPORTATION	2,552,545

REAL ESTATE - 0.25%
7,509	*	CB Richard Ellis Group, Inc (Class A)	256,658
2,691		Forest City Enterprises, Inc (Class A)	178,090
1,452		Jones Lang LaSalle, Inc	151,415
2,924	e	St. Joe Co	152,954
		TOTAL REAL ESTATE	739,117

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
7,542	e*	Goodyear Tire & Rubber Co	235,235
6,670		Newell Rubbermaid, Inc	207,370
2,546		Sealed Air Corp	80,454
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	523,059

SECURITY AND COMMODITY BROKERS - 3.10%
812	e	BlackRock, Inc	126,924
2,103	e*	Cbot Holdings, Inc (Class A)	381,694
42,402		Charles Schwab Corp	775,533
1,403		Chicago Mercantile Exchange Holdings, Inc	747,041
16,092	*	E*Trade Financial Corp	341,472
4,572		Eaton Vance Corp	162,946
3,739		Federated Investors, Inc (Class B)	137,296
6,918		Franklin Resources, Inc	835,902

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,699		Goldman Sachs Group, Inc	$2,417,364
2,768	*	IntercontinentalExchange, Inc	338,277
1,605	e*	Investment Technology Group, Inc	62,916
3,885		Janus Capital Group, Inc	81,235
2,860		Legg Mason, Inc	269,441
2,704		Lehman Brothers Holdings, Inc	189,469
6,765		Merrill Lynch & Co, Inc	552,498
4,759		Morgan Stanley	374,819
3,801	e*	Nasdaq Stock Market, Inc	111,787
3,059	e	Nuveen Investments, Inc (Class A)	144,691
110	*	Nymex Holdings, Inc	14,934
3,211	e	NYSE Group, Inc	301,031
2,543		SEI Investments Co	153,165
10,778		T Rowe Price Group, Inc	508,614
12,967		TD Ameritrade Holding Corp	192,949
		TOTAL SECURITY AND COMMODITY BROKERS	9,221,998

SPECIAL TRADE CONTRACTORS - 0.02%
2,556	e*	Quanta Services, Inc	64,462
		TOTAL SPECIAL TRADE CONTRACTORS	64,462

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
2,226	e	Eagle Materials, Inc	99,346
5,066		Gentex Corp	82,322
6,380	e*	Owens-Illinois, Inc	164,413
1,598	e*	USG Corp	74,595
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	420,676

TOBACCO PRODUCTS - 1.21%
38,476		Altria Group, Inc	3,378,578
3,720	e	UST, Inc	215,686
		TOTAL TOBACCO PRODUCTS	3,594,264

TRANSPORTATION BY AIR - 0.70%
7,595	e*	AMR Corp	231,268
3,581	*	Continental Airlines, Inc (Class B)	130,313
12,379		FedEx Corp	1,329,876
18,893	e	Southwest Airlines Co	277,727
2,484	*	US Airways Group, Inc	112,972
		TOTAL TRANSPORTATION BY AIR	2,082,156

TRANSPORTATION EQUIPMENT - 3.41%
32,447		Boeing Co	2,884,863
625		Brunswick Corp	19,906
4,473		Goodrich Corp	230,270
10,903		Harley-Davidson, Inc	640,551
3,272		Harsco Corp	146,782
5,015		ITT Industries, Inc	302,505
14,862		Lockheed Martin Corp	1,441,911
1,117		Northrop Grumman Corp	82,904
2,983		Oshkosh Truck Corp	158,099
5,976		Paccar, Inc	438,638
5,572	*	Pactiv Corp	187,999
8,703		Raytheon Co	456,559

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,940	*	Spirit Aerosystems Holdings, Inc (Class A)	$61,789
4,932		Textron, Inc	442,894
1,524		Thor Industries, Inc	60,030
3,039		Trinity Industries, Inc	127,395
37,534		United Technologies Corp	2,439,710
		TOTAL TRANSPORTATION EQUIPMENT	10,122,805

TRANSPORTATION SERVICES - 0.27%
7,049		CH Robinson Worldwide, Inc	336,590
8,736		Expeditors International Washington, Inc	360,971
1,000	e	GATX Corp	47,800
2,670	*	Hertz Global Holdings, Inc	63,279
		TOTAL TRANSPORTATION SERVICES	808,640

TRUCKING AND WAREHOUSING - 0.73%
1,842		Con-way, Inc	91,805
3,817	e	J.B. Hunt Transport Services, Inc	100,158
2,479		Landstar System, Inc	113,637
1,313	*	Swift Transportation Co, Inc	40,913
26,148		United Parcel Service, Inc (Class B)	1,832,975
		TOTAL TRUCKING AND WAREHOUSING	2,179,488

WATER TRANSPORTATION - 0.03%
2,329	*	Kirby Corp	81,468
		TOTAL WATER TRANSPORTATION	81,468

WHOLESALE TRADE-DURABLE GOODS - 0.34%
615	*	Arrow Electronics, Inc	23,216
151		BorgWarner, Inc	11,388
4,632	e*	Cytyc Corp	158,461
1,849		Martin Marietta Materials, Inc	249,985
5,839	*	Patterson Cos, Inc	207,226
2,139		Pool Corp	76,576
2,161		W.W. Grainger, Inc	166,916
1,973	e*	WESCO International, Inc	123,865
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,017,633

WHOLESALE TRADE-NONDURABLE GOODS - 1.23%
2,661		Airgas, Inc	112,161
610	*	Bare Escentuals, Inc	21,881
2,673		Brown-Forman Corp (Class B)	175,242
16,951		Cardinal Health, Inc	1,236,575
5,235	*	Endo Pharmaceuticals Holdings, Inc	153,909
3,738	e*	Henry Schein, Inc	206,263
7,827		Nike, Inc (Class B)	831,697
25,098		Sysco Corp	849,065
1,346	e*	Tractor Supply Co	69,319
259	e	Valhi, Inc	3,419
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,659,531

		TOTAL COMMON STOCKS
		(Cost $280,827,164)	294,822,193

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 6.14%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.60%
$ 1,770,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	$1,769,277

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.54%
16,457,351		State Street Navigator Securities Lending Prime Portfolio	16,457,351

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $18,227,105)	18,226,628

		TOTAL PORTFOLIO - 105.34%
		(Cost $299,054,269)	313,048,821
		OTHER ASSETS & LIABILITIES, NET - (5.34%)	(15,857,783)

		NET ASSETS - 100.00%	$297,191,038

*	Non-income producing
**	Percentage less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,885,951.
e	All or a portion of these securities are out on loan.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.84%

AMUSEMENT AND RECREATION SERVICES - 0.09%
2,655		Harrah's Entertainment, Inc	$224,215
2,253		International Speedway Corp (Class A)	116,480
1,870		Warner Music Group Corp	31,902
		TOTAL AMUSEMENT AND RECREATION SERVICES	372,597

APPAREL AND ACCESSORY STORES - 0.12%
254	*	AnnTaylor Stores Corp	9,850
7,453		Foot Locker, Inc	175,518
13,066		Gap, Inc	224,866
2,749	*	Hanesbrands, Inc	80,793
		TOTAL APPAREL AND ACCESSORY STORES	491,027

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
6,070		Jones Apparel Group, Inc	186,531
6,064		Liz Claiborne, Inc	259,842
4,976	e	VF Corp	411,117
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	857,490

AUTO REPAIR, SERVICES AND PARKING - 0.04%
3,382	e	Ryder System, Inc	166,868
		TOTAL AUTO REPAIR, SERVICES AND PARKING	166,868

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
8,583	*	Autonation, Inc	182,303
102	*	TravelCenters of America LLC	3,919
3,394		United Auto Group, Inc	68,898
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	255,120

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
8,448		Home Depot, Inc	310,380
2,350		Sherwin-Williams Co	155,194
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	465,574

BUSINESS SERVICES - 1.52%
3,101	*	Affiliated Computer Services, Inc (Class A)	182,587
5,328	e*	Avis Budget Group, Inc	145,561
638		Brink's Co	40,481
19,728		CA, Inc	511,152
2,006	*	Cadence Design Systems, Inc	42,246
693	*	Ceridian Corp	24,144
9,219	e*	Computer Sciences Corp	480,586
17,626	*	Compuware Corp	167,271
7,135	*	Convergys Corp	181,300
12,796		Electronic Data Systems Corp	354,193
643		Equifax, Inc	23,437
10,933	e*	Expedia, Inc	253,427

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
718		Fair Isaac Corp	$27,772
9,163		Fidelity National Information Services, Inc	416,550
3,375		IMS Health, Inc	100,103
13,974	*	Juniper Networks, Inc	275,008
571	e	Manpower, Inc	42,123
453	*	McAfee, Inc	13,173
8,060	e*	NCR Corp	385,026
21,689	*	Novell, Inc	156,595
11,027		ServiceMaster Co	169,706
178,327	*	Sun Microsystems, Inc	1,071,745
30,381	*	Symantec Corp	525,591
6,966	*	Synopsys, Inc	182,718
19,791	*	Unisys Corp	166,838
4,056	e*	United Rentals, Inc	111,540
692	e*	VeriSign, Inc	17,383
3,652		Waste Management, Inc	125,665
		TOTAL BUSINESS SERVICES	6,193,921

CHEMICALS AND ALLIED PRODUCTS - 9.19%
17,037		Abbott Laboratories	950,665
11,127		Air Products & Chemicals, Inc	822,953
4,252		Albemarle Corp	175,778
4,153		Alberto-Culver Co	95,021
9,507	*	Biogen Idec, Inc	421,921
59,667		Bristol-Myers Squibb Co	1,656,356
1,659	e	Cabot Corp	79,184
2,040		Celanese Corp (Series A)	62,914
2,777	e*	Charles River Laboratories International, Inc	128,464
14,562		Chemtura Corp	159,163
8,370		Clorox Co	533,085
3,131		Colgate-Palmolive Co	209,119
2,365		Cytec Industries, Inc	133,008
53,925		Dow Chemical Co	2,473,001
10,366		Du Pont (E.I.) de Nemours & Co	512,391
4,498	e	Eastman Chemical Co	284,858
13,483		Eli Lilly & Co	724,172
2,273		FMC Corp	171,452
1,132		Huntsman Corp	21,610
1,870		International Flavors & Fragrances, Inc	88,301
1,648	*	Invitrogen Corp	104,895
14,195	*	King Pharmaceuticals, Inc	279,216
3,966		Lubrizol Corp	204,368
12,091	e	Lyondell Chemical Co	362,367
84,940		Merck & Co, Inc	3,751,800
9,376	e*	Millennium Pharmaceuticals, Inc	106,511
7,923	*	Mosaic Co	211,227
410,366		Pfizer, Inc	10,365,845
8,137		PPG Industries, Inc	572,112
145,655		Procter & Gamble Co	9,199,570
7,479		Rohm & Haas Co	386,814
6,700	e	RPM International, Inc	154,770
542	e	Scotts Miracle-Gro Co (Class A)	23,864
4,062		Sigma-Aldrich Corp	168,654
5,837		Valspar Corp	162,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,682	e*	Watson Pharmaceuticals, Inc	$150,175
612	e	Westlake Chemical Corp	16,616
29,231		Wyeth	1,462,427
		TOTAL CHEMICALS AND ALLIED PRODUCTS	37,387,091

COMMUNICATIONS - 7.73%
20,154		Alltel Corp	1,249,548
351,783		AT&T, Inc	13,870,804
23,952	*	Avaya, Inc	282,873
5,927		Cablevision Systems Corp (Class A)	180,359
6,615		CenturyTel, Inc	298,932
10,710		Citizens Communications Co	160,114
28,242		Clear Channel Communications, Inc	989,600
80,596	*	Comcast Corp (Class A)	2,091,466
1,022	e*	Crown Castle International Corp	32,837
1,074	*	CTC Media, Inc	27,580
8,488		Embarq Corp	478,341
1,210		Hearst-Argyle Television, Inc	32,900
5,628	e*	IAC/InterActiveCorp	212,232
1,666	*	Leap Wireless International, Inc	109,923
4,600	e*	Level 3 Communications, Inc	28,060
13,657	e*	Liberty Global, Inc (Class A)	449,725
7,853	e*	Liberty Media Corp - Capital (Series A)	868,463
8,606	*	Liberty Media Holding Corp (Interactive A)	204,995
88,324	e*	Qwest Communications International, Inc	794,033
123,446		Sprint Nextel Corp	2,340,536
2,927		Telephone & Data Systems, Inc	174,508
389	*	US Cellular Corp	28,572
163,528		Verizon Communications, Inc	6,200,982
24,618		Windstream Corp	361,638
		TOTAL COMMUNICATIONS	31,469,021

DEPOSITORY INSTITUTIONS - 17.64%
7,020		Associated Banc-Corp	235,872
4,713		Astoria Financial Corp	125,319
4,435		Bancorpsouth, Inc	108,436
255,659		Bank of America Corp	13,043,722
861		Bank of Hawaii Corp	45,659
40,046		Bank of New York Co, Inc	1,623,865
30,684		BB&T Corp	1,258,658
1,512	e	BOK Financial Corp	74,889
927	e	Capitol Federal Financial	35,050
278,482		Citigroup, Inc	14,297,266
2,355		City National Corp	173,328
8,511	e	Colonial Bancgroup, Inc	210,647
8,975		Comerica, Inc	530,602
4,255		Commerce Bancshares, Inc	205,559
7,233		Compass Bancshares, Inc	497,630
1,974	e	Cullen/Frost Bankers, Inc	103,299
396	e	East West Bancorp, Inc	14,561
26,818	e	Fifth Third Bancorp	1,037,588
273		First Citizens Bancshares, Inc (Class A)	54,873
6,932	e	First Horizon National Corp	287,886
9,093	e	Fulton Financial Corp	132,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,731	e	Hudson City Bancorp, Inc	$201,520
12,800		Huntington Bancshares, Inc	279,680
3,015	e	IndyMac Bancorp, Inc	96,631
194,642		JPMorgan Chase & Co	9,416,780
22,767		Keycorp	853,079
4,459		M&T Bank Corp	516,486
14,349		Marshall & Ilsley Corp	664,502
2,266		Mellon Financial Corp	97,755
34,452		National City Corp	1,283,337
16,480	e	New York Community Bancorp, Inc	289,883
811		Northern Trust Corp	48,773
19,514		PNC Financial Services Group, Inc	1,404,423
14,432		Popular, Inc	238,994
41,031		Regions Financial Corp	1,451,266
5,984		Sky Financial Group, Inc	160,730
4,114	e	South Financial Group, Inc	101,698
22,043	e	Sovereign Bancorp, Inc	560,774
1,155		State Street Corp	74,786
20,421	e	SunTrust Banks, Inc	1,695,760
7,536		Synovus Financial Corp	243,714
3,545		TCF Financial Corp	93,446
5,784		TD Banknorth, Inc	186,013
2,948	e	UnionBanCal Corp	186,962
99,871		US Bancorp	3,492,489
6,580	e	Valley National Bancorp	166,145
97,015		Wachovia Corp	5,340,676
4,631		Washington Federal, Inc	108,643
49,564		Washington Mutual, Inc	2,001,394
3,216		Webster Financial Corp	154,400
159,874		Wells Fargo & Co	5,504,462
3,731	e	Whitney Holding Corp	114,094
3,556		Wilmington Trust Corp	149,957
5,885		Zions Bancorporation	497,400
		TOTAL DEPOSITORY INSTITUTIONS	71,773,482

EATING AND DRINKING PLACES - 0.80%
68,660		McDonald's Corp	3,093,133
1,346		OSI Restaurant Partners, Inc	53,167
4,035		Wendy's International, Inc	126,296
		TOTAL EATING AND DRINKING PLACES	3,272,596

EDUCATIONAL SERVICES - 0.01%
801	*	Laureate Education, Inc	47,235
		TOTAL EDUCATIONAL SERVICES	47,235

ELECTRIC, GAS, AND SANITARY SERVICES - 6.62%
4,501		AGL Resources, Inc	192,283
6,485		Alliant Energy Corp	290,658
12,963	*	Allied Waste Industries, Inc	163,204
11,595		Ameren Corp	583,229
22,165		American Electric Power Co, Inc	1,080,544
2,325		Aqua America, Inc	52,196
4,703		Atmos Energy Corp	147,110
17,444	e	Centerpoint Energy, Inc	312,945

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,839		CMS Energy Corp	$210,734
13,915		Consolidated Edison, Inc	710,500
8,585		Constellation Energy Group, Inc	746,466
19,580		Dominion Resources, Inc	1,738,117
5,294	e	DPL, Inc	164,590
9,997	e	DTE Energy Co	478,856
68,849		Duke Energy Corp	1,396,946
18,288		Edison International	898,489
1,885		El Paso Corp	27,276
4,048		Energen Corp	206,003
8,247		Energy East Corp	200,897
11,732		Entergy Corp	1,230,921
5,916	e	Exelon Corp	406,488
18,563		FirstEnergy Corp	1,229,613
22,435		FPL Group, Inc	1,372,349
4,405	e	Great Plains Energy, Inc	142,942
4,833	e	Hawaiian Electric Industries, Inc	125,610
3,986	e	Integrys Energy Group Inc	221,263
9,877		KeySpan Corp	406,439
9,555		MDU Resources Group, Inc	274,611
14,196	*	Mirant Corp	574,370
4,211		National Fuel Gas Co	182,168
15,629		NiSource, Inc	381,973
8,662		Northeast Utilities	283,854
4,930	e*	NRG Energy, Inc	355,157
5,962		NSTAR	209,385
4,874		OGE Energy Corp	189,111
5,770		Oneok, Inc	259,650
10,257		Pepco Holdings, Inc	297,658
19,501		PG&E Corp	941,313
5,354	e	Pinnacle West Capital Corp	258,331
21,031		PPL Corp	860,168
14,269		Progress Energy, Inc	719,728
14,119		Public Service Enterprise Group, Inc	1,172,442
6,766		Puget Energy, Inc	173,751
449	e	Questar Corp	40,055
18,775	*	Reliant Energy, Inc	381,508
472		Republic Services, Inc	13,131
6,811		SCANA Corp	294,031
14,528		Sempra Energy	886,353
12,309	*	Sierra Pacific Resources	213,930
41,583		Southern Co	1,524,017
5,401		Southern Union Co	164,136
11,723		TECO Energy, Inc	201,753
5,671		UGI Corp	151,472
4,165	e	Vectren Corp	119,119
7,668		Williams Cos, Inc	218,231
6,837	e	Wisconsin Energy Corp	331,731
21,912	e	Xcel Energy, Inc	541,007
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,950,812

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.18%
1,220	e*	ADC Telecommunications, Inc	20,423
24,517	*	Atmel Corp	123,321

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,318	*	Avnet, Inc	$156,053
1,413		AVX Corp	21,478
3,643	e*	Ciena Corp	101,822
2,066	e*	Cree, Inc	34,006
2,135	e*	Cypress Semiconductor Corp	39,604
2,654		Emerson Electric Co	114,361
567	e*	Energizer Holdings, Inc	48,382
3,767	*	Fairchild Semiconductor International, Inc	62,984
25,040		Honeywell International, Inc	1,153,342
7,105	*	Integrated Device Technology, Inc	109,559
1,687	e*	International Rectifier Corp	64,460
3,501		Intersil Corp (Class A)	92,741
1,742	*	Jarden Corp	66,719
6,203		L-3 Communications Holdings, Inc	542,576
8,497	e*	LSI Logic Corp	88,709
22,638	*	Micron Technology, Inc	273,467
29,568		Motorola, Inc	522,467
4,176	e*	Novellus Systems, Inc	133,716
2,258		RadioShack Corp	61,034
566	e*	Rambus, Inc	12,028
23,705	*	Sanmina-SCI Corp	85,812
2,097	e*	Spansion, Inc (Class A)	25,562
2,226		Teleflex, Inc	151,524
25,770	*	Tellabs, Inc	255,123
7,707	*	Vishay Intertechnology, Inc	107,744
4,016		Whirlpool Corp	340,999
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,810,016

ENGINEERING AND MANAGEMENT SERVICES - 0.11%
5,158	e*	Hewitt Associates, Inc (Class A)	150,768
1,000	e*	KBR, Inc	20,350
4,615	e*	Shaw Group, Inc	144,311
2,906	*	URS Corp	123,767
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	439,196

FABRICATED METAL PRODUCTS - 0.17%
1,374	*	Alliant Techsystems, Inc	120,802
6,572	e	Commercial Metals Co	206,032
3,097		Crane Co	125,181
3,549	e	Pentair, Inc	110,587
2,924		Snap-On, Inc	140,644
		TOTAL FABRICATED METAL PRODUCTS	703,246

FOOD AND KINDRED PRODUCTS - 2.31%
15,716		Anheuser-Busch Cos, Inc	793,029
36,464		Archer Daniels Midland Co	1,338,229
5,467	e	Campbell Soup Co	212,940
38,386		Coca-Cola Co	1,842,528
16,360	e	Coca-Cola Enterprises, Inc	331,290
29,061		ConAgra Foods, Inc	723,910
8,509	e*	Constellation Brands, Inc (Class A)	180,221
4,281	e	Corn Products International, Inc	152,361
11,654		Del Monte Foods Co	133,788
17,591		General Mills, Inc	1,024,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,384	e	H.J. Heinz Co	$395,054
964		Hershey Co	52,692
3,979		Hormel Foods Corp	147,979
3,447	e	J.M. Smucker Co	183,794
3,881		Kellogg Co	199,600
11,856	e	Kraft Foods, Inc (Class A)	375,361
1,948		McCormick & Co, Inc	75,037
2,862	e	Molson Coors Brewing Co (Class B)	270,802
4,059	e	Pepsi Bottling Group, Inc	129,442
3,494		PepsiAmericas, Inc	77,986
19,786	e	Sara Lee Corp	334,779
5,598	e*	Smithfield Foods, Inc	167,660
12,507		Tyson Foods, Inc (Class A)	242,761
		TOTAL FOOD AND KINDRED PRODUCTS	9,385,391

FOOD STORES - 0.36%
35,301		Kroger Co	997,253
11,723		Supervalu, Inc	458,018
		TOTAL FOOD STORES	1,455,271

FORESTRY - 0.27%
3,922	e	Rayonier, Inc	168,646
12,410	e	Weyerhaeuser Co	927,523
		TOTAL FORESTRY	1,096,169

FURNITURE AND FIXTURES - 0.22%
2,169		Hillenbrand Industries, Inc	128,774
4,480	e	Johnson Controls, Inc	423,898
3,988	e	Leggett & Platt, Inc	90,408
8,826		Masco Corp	241,832
		TOTAL FURNITURE AND FIXTURES	884,912

FURNITURE AND HOME FURNISHINGS STORES - 0.06%
2,013	e	Circuit City Stores, Inc	37,301
2,470	e*	Mohawk Industries, Inc	202,664
797		Steelcase, Inc (Class A)	15,852
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	255,817

GENERAL BUILDING CONTRACTORS - 0.27%
1,769	e	Beazer Homes USA, Inc	51,354
3,557		Centex Corp	148,611
7,667		DR Horton, Inc	168,674
1,940	e	KB Home	82,780
4,403		Lennar Corp (Class A)	185,851
873		MDC Holdings, Inc	41,965
5,792		Pulte Homes, Inc	153,256
1,490	e	Ryland Group, Inc	62,863
2,213	e	Standard-Pacific Corp	46,185
5,652	e*	Toll Brothers, Inc	154,752
		TOTAL GENERAL BUILDING CONTRACTORS	1,096,291

GENERAL MERCHANDISE STORES - 0.57%
4,097	*	BJ's Wholesale Club, Inc	138,602
8,118		Costco Wholesale Corp	437,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,810	e	Dillard's, Inc (Class A)	$124,701
954		Dollar General Corp	20,177
4,251		Family Dollar Stores, Inc	125,915
28,182		Federated Department Stores, Inc	1,269,599
8,707		Saks, Inc	181,454
		TOTAL GENERAL MERCHANDISE STORES	2,297,521

HEALTH SERVICES - 1.09%
8,816		AmerisourceBergen Corp	465,044
5,475		Cigna Corp	781,064
2,669	e*	Community Health Systems, Inc	94,082
9,699		Health Management Associates, Inc (Class A)	105,428
2,622	*	LifePoint Hospitals, Inc	100,213
5,292		McKesson Corp	309,794
6,428	e*	Medco Health Solutions, Inc	466,223
3,653		Omnicare, Inc	145,280
11,946	*	Tenet Healthcare Corp	76,813
4,308	e*	Triad Hospitals, Inc	225,093
2,213	e	Universal Health Services, Inc (Class B)	126,716
19,172	e*	WellPoint, Inc	1,554,849
		TOTAL HEALTH SERVICES	4,450,599

HOLDING AND OTHER INVESTMENT OFFICES - 5.23%
7,430	e	Allied Capital Corp	214,058
5,422		AMB Property Corp	318,759
14,000		Annaly Mortgage Management, Inc	216,720
5,023		Apartment Investment & Management Co (Class A)	289,777
11,999	e	Archstone-Smith Trust	651,306
4,390		AvalonBay Communities, Inc	570,700
6,423		Boston Properties, Inc	754,060
4,750		Brandywine Realty Trust	158,698
2,971		BRE Properties, Inc (Class A)	187,619
3,129		Camden Property Trust	220,000
3,631		CBL & Associates Properties, Inc	162,814
2,949		Colonial Properties Trust	134,681
3,789		Developers Diversified Realty Corp	238,328
3,700		Douglas Emmett, Inc	94,461
7,667		Duke Realty Corp	333,284
16,362		Equity Residential	789,139
704		Essex Property Trust, Inc	91,154
1,425		Federal Realty Investment Trust	129,134
4,529		General Growth Properties, Inc	292,438
10,922		Health Care Property Investors, Inc	393,520
4,007		Health Care REIT, Inc	175,907
5,320		Hospitality Properties Trust	248,976
28,749		Host Marriott Corp	756,386
11,903	e	HRPT Properties Trust	146,407
90,617		iShares Russell 1000 Value Index Fund	7,533,897
6,819		iStar Financial, Inc	319,334
12,207		Kimco Realty Corp	594,969
4,762	e	Liberty Property Trust	232,005
4,044	e	Mack-Cali Realty Corp	192,616
5,771		New Plan Excel Realty Trust	190,616
9,978	e	Plum Creek Timber Co, Inc	393,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,539		Prologis	$879,087
2,535		Public Storage, Inc	239,988
10,486	e*	Realogy Corp	310,490
3,935		Regency Centers Corp	328,769
5,403		Simon Property Group, Inc	601,084
752		SL Green Realty Corp	103,159
1,548	e	Taubman Centers, Inc	89,769
6,229		Thornburg Mortgage, Inc	161,954
2,449		Ventas, Inc	103,176
15,946		Virgin Media Inc	402,637
7,217		Vornado Realty Trust	861,277
3,472	e	Weingarten Realty Investors	165,128
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,271,614

HOTELS AND OTHER LODGING PLACES - 0.11%
2,093		Starwood Hotels & Resorts Worldwide, Inc	135,731
9,229	e*	Wyndham Worldwide Corp	315,170
		TOTAL HOTELS AND OTHER LODGING PLACES	450,901

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.49%
4,504	e*	AGCO Corp	166,513
285	e	Black & Decker Corp	23,262
422		Carlisle Cos, Inc	18,116
588		Cummins, Inc	85,095
13,109		Deere & Co	1,424,162
604		Diebold, Inc	28,817
1,214		Dover Corp	59,255
8,237	e	Eaton Corp	688,284
13,150	*	EMC Corp	182,128
2,791		Flowserve Corp	159,617
299,308	d	General Electric Co	10,583,531
61,625		Hewlett-Packard Co	2,473,628
7,690		International Business Machines Corp	724,859
2,242		Kennametal, Inc	151,582
3,721		Lennox International, Inc	132,840
1,077	e*	Lexmark International, Inc (Class A)	62,961
5,492		Pall Corp	208,696
3,657		Parker Hannifin Corp	315,636
900	e*	Riverbed Technology, Inc	24,876
32,200	e*	Solectron Corp	101,430
3,330		SPX Corp	233,766
1,089	e	Stanley Works	60,287
3,009	*	Terex Corp	215,926
4,540		Timken Co	137,607
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,262,874

INSTRUMENTS AND RELATED PRODUCTS - 0.96%
1,593		Applera Corp (Applied Biosystems Group)	47,105
1,971	*	Armor Holdings, Inc	132,707
2,479		Bausch & Lomb, Inc	126,826
283		Beckman Coulter, Inc	18,081
1,173		Cooper Cos, Inc	57,031
1,925		DRS Technologies, Inc	100,427
15,408	e	Eastman Kodak Co	347,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,917		Johnson & Johnson	$1,139,938
1,849		Kla-Tencor Corp	98,589
2,816	e	PerkinElmer, Inc	68,204
4,766	e	Pitney Bowes, Inc	216,329
1,045	e	Tektronix, Inc	29,427
2,491	*	Teradyne, Inc	41,201
11,987	*	Thermo Electron Corp	560,392
53,680	*	Xerox Corp	906,655
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,890,516

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
16,846		AON Corp	639,474
3,847	e	Gallagher (Arthur J.) & Co	108,986
17,804		Hartford Financial Services Group, Inc	1,701,706
30,735		Marsh & McLennan Cos, Inc	900,228
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,350,394

INSURANCE CARRIERS - 6.99%
14,723		Aetna, Inc	644,720
344	e*	Alleghany Corp	128,518
35,496		Allstate Corp	2,131,890
5,520		Ambac Financial Group, Inc	476,873
4,877	e	American Financial Group, Inc	166,013
107,219		American International Group, Inc	7,207,261
644		American National Insurance Co	82,387
6,922	e	Assurant, Inc	371,227
23,229		Chubb Corp	1,200,242
8,696		Cincinnati Financial Corp	368,710
1,157	e*	CNA Financial Corp	49,855
7,913	e*	Conseco, Inc	136,895
2,827		Erie Indemnity Co (Class A)	149,181
11,675	e	Fidelity National Title Group, Inc (Class A)	280,317
4,697		First American Corp	238,232
25,522		Genworth Financial, Inc (Class A)	891,739
2,017		Hanover Insurance Group, Inc	93,024
3,084	e	HCC Insurance Holdings, Inc	94,987
424	e*	Health Net, Inc	22,815
8,478	e	Leucadia National Corp	249,423
15,702		Lincoln National Corp	1,064,439
24,715		Loews Corp	1,122,802
459	*	Markel Corp	222,537
7,591		MBIA, Inc	497,135
1,229	e	Mercury General Corp	65,186
25,818		Metlife, Inc	1,630,407
4,530	e	MGIC Investment Corp	266,908
2,463	e	Nationwide Financial Services, Inc (Class A)	132,657
12,977		Old Republic International Corp	287,051
646	*	Philadelphia Consolidated Holding Co	28,418
4,773		PMI Group, Inc	215,835
14,467		Principal Financial Group	866,139
31,930		Progressive Corp	696,713
3,867		Protective Life Corp	170,303
23,632		Prudential Financial, Inc	2,133,024
4,784		Radian Group, Inc	262,546

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,578	e	Reinsurance Group Of America, Inc	$91,082
6,156		Safeco Corp	408,943
3,182		Stancorp Financial Group, Inc	156,459
5,631	e	Torchmark Corp	369,337
999	e	Transatlantic Holdings, Inc	65,055
38,670		Travelers Cos Inc/The	2,001,946
2,766		Unitrin, Inc	130,196
18,906		UnumProvident Corp	435,405
3,937		W.R. Berkley Corp	130,393
66		Wesco Financial Corp	30,360
		TOTAL INSURANCE CARRIERS	28,465,585

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
927	e*	Corrections Corp of America	48,955
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	48,955

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
4,308		Laidlaw International, Inc	149,057
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	149,057

LUMBER AND WOOD PRODUCTS - 0.03%
5,971		Louisiana-Pacific Corp	119,778
		TOTAL LUMBER AND WOOD PRODUCTS	119,778

METAL MINING - 0.22%
12,603		Freeport-McMoRan Copper & Gold, Inc (Class B)	834,193
1,793		Newmont Mining Corp	75,288
		TOTAL METAL MINING	909,481

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
5,534		Fortune Brands, Inc	436,190
8,937		Hasbro, Inc	255,777
21,656	e	Mattel, Inc	597,056
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,289,023

MISCELLANEOUS RETAIL - 0.47%
1,846	e	Barnes & Noble, Inc	72,825
7,618		CVS Corp	260,079
5,400	e*	Dollar Tree Stores, Inc	206,496
3,900		OfficeMax, Inc	205,686
32,355	e*	Rite Aid Corp	186,688
4,695	*	Sears Holdings Corp	845,851
3,068	e	Tiffany & Co	139,533
		TOTAL MISCELLANEOUS RETAIL	1,917,158

MOTION PICTURES - 2.15%
37,699		CBS Corp (Class B)	1,153,212
11,004	e*	Discovery Holding Co (Class A)	210,507
682	e*	DreamWorks Animation SKG, Inc (Class A)	20,856
41,248		News Corp (Class A)	953,654
196,121		Time Warner, Inc	3,867,506
74,113		Walt Disney Co	2,551,711
		TOTAL MOTION PICTURES	8,757,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 1.94%
8,706	e	American Capital Strategies Ltd	$385,763
4,681	e*	AmeriCredit Corp	107,008
19,869		Capital One Financial Corp	1,499,315
1,477	e	CapitalSource, Inc	37,117
11,114		CIT Group, Inc	588,153
33,885		Countrywide Financial Corp	1,139,891
54,330	e	Fannie Mae	2,965,331
19,231		Freddie Mac	1,144,052
182		Student Loan Corp	33,837
		TOTAL NONDEPOSITORY INSTITUTIONS	7,900,467

OIL AND GAS EXTRACTION - 0.76%
25,818		Anadarko Petroleum Corp	1,109,658
23,119	e	Chesapeake Energy Corp	713,915
4,498	e	Cimarex Energy Co	166,516
21,153	*	Dynegy, Inc (Class A)	195,877
812	e	Equitable Resources, Inc	39,236
2,478	e*	Forest Oil Corp	82,691
526	*	National Oilwell Varco, Inc	40,918
6,739		Pioneer Natural Resources Co	290,518
3,060	e	Pogo Producing Co	147,186
2,215	*	Pride International, Inc	66,672
354	e	Rowan Cos, Inc	11,494
1,423	*	SEACOR Holdings, Inc	140,023
1,325	e	Tidewater, Inc	77,619
		TOTAL OIL AND GAS EXTRACTION	3,082,323

PAPER AND ALLIED PRODUCTS - 0.75%
5,766		Bemis Co	192,527
13,642	*	Domtar Corp	127,007
25,584		International Paper Co	931,258
10,839		Kimberly-Clark Corp	742,363
10,117	e	MeadWestvaco Corp	312,008
14,858	e*	Smurfit-Stone Container Corp	167,301
5,428		Sonoco Products Co	203,984
6,062		Temple-Inland, Inc	362,144
		TOTAL PAPER AND ALLIED PRODUCTS	3,038,592

PERSONAL SERVICES - 0.06%
6,253	*	Sally Beauty Holdings, Inc	57,465
15,468		Service Corp International	183,450
		TOTAL PERSONAL SERVICES	240,915

PETROLEUM AND COAL PRODUCTS - 12.72%
18,493		Apache Corp	1,307,455
3,007		Ashland, Inc	197,259
2,776		Cabot Oil & Gas Corp	186,880
124,321		Chevron Corp	9,194,781
92,409		ConocoPhillips	6,316,155
24,635		Devon Energy Corp	1,705,235
7,561	e	EOG Resources, Inc	539,402
302,583		Exxon Mobil Corp	22,829,887
2,659	e	Frontier Oil Corp	86,790

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,128		Hess Corp	$839,150
19,344		Marathon Oil Corp	1,911,768
10,501		Murphy Oil Corp	560,753
7,110	*	Newfield Exploration Co	296,558
9,901	e	Noble Energy, Inc	590,595
47,906		Occidental Petroleum Corp	2,362,245
3,453		Sunoco, Inc	243,229
3,928		Tesoro Corp	394,489
34,389		Valero Energy Corp	2,217,747
		TOTAL PETROLEUM AND COAL PRODUCTS	51,780,378

PIPELINES, EXCEPT NATURAL GAS - 0.22%
34,524		Spectra Energy Corp	906,945
		TOTAL PIPELINES, EXCEPT NATURAL GAS	906,945

PRIMARY METAL INDUSTRIES - 0.78%
29,303		Alcoa, Inc	993,372
114		Carpenter Technology Corp	13,767
2,551	e	Hubbell, Inc (Class B)	123,060
17,398		Nucor Corp	1,133,132
5,232	e	Steel Dynamics, Inc	226,022
6,859		United States Steel Corp	680,207
		TOTAL PRIMARY METAL INDUSTRIES	3,169,560

PRINTING AND PUBLISHING - 0.54%
12,945		Gannett Co, Inc	728,674
3,100	e	McClatchy Co (Class A)	97,991
6,970	e	New York Times Co (Class A)	163,865
2,985		R.H. Donnelley Corp	211,607
11,870	e	R.R. Donnelley & Sons Co	434,323
10,310		Tribune Co	331,054
303		Washington Post Co (Class B)	231,341
		TOTAL PRINTING AND PUBLISHING	2,198,855

RAILROAD TRANSPORTATION - 0.48%
12,557		CSX Corp	502,908
3,202	*	Kansas City Southern Industries, Inc	113,927
10,236		Norfolk Southern Corp	517,942
8,182		Union Pacific Corp	830,882
		TOTAL RAILROAD TRANSPORTATION	1,965,659

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
5,295		Newell Rubbermaid, Inc	164,622
5,212		Sealed Air Corp	164,699
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	329,321

SECURITY AND COMMODITY BROKERS - 3.37%
4,186	e	A.G. Edwards, Inc	289,587
12,068		Ameriprise Financial, Inc	689,566
6,692		Bear Stearns Cos, Inc	1,006,142
1,817	e*	E*Trade Financial Corp	38,557
5,141		Goldman Sachs Group, Inc	1,062,285
4,589		Janus Capital Group, Inc	95,956
6,337		Jefferies Group, Inc	183,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,242	e	Legg Mason, Inc	$305,429
26,094		Lehman Brothers Holdings, Inc	1,828,407
42,288		Merrill Lynch & Co, Inc	3,453,661
53,372		Morgan Stanley	4,203,579
200	*	Nymex Holdings, Inc	27,152
4,252	e*	NYSE GROUP INC	398,625.00
4,868		Raymond James Financial, Inc	144,872
		TOTAL SECURITY AND COMMODITY BROKERS	13,727,274

SPECIAL TRADE CONTRACTORS - 0.03%
4,338	e*	Quanta Services, Inc	109,404
		TOTAL SPECIAL TRADE CONTRACTORS	109,404

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
735		Gentex Corp	11,944
2,503	e*	USG Corp	116,840
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	128,784

TOBACCO PRODUCTS - 1.68%
63,874		Altria Group, Inc	5,608,776
5,184		Loews Corp (Carolina Group)	391,962
9,645	e	Reynolds American, Inc	601,944
3,907		UST, Inc	226,528
		TOTAL TOBACCO PRODUCTS	6,829,210

TRANSPORTATION BY AIR - 0.16%
3,389	e*	AMR Corp	103,195
19,223	e	Southwest Airlines Co	282,578
6,424	e*	UAL Corp	245,204
		TOTAL TRANSPORTATION BY AIR	630,977

TRANSPORTATION EQUIPMENT - 1.79%
4,620		Autoliv, Inc	263,848
3,712		Brunswick Corp	118,227
100,929	e*	Ford Motor Co	796,330
22,294		General Dynamics Corp	1,703,262
26,433	e	General Motors Corp	809,907
9,455		Genuine Parts Co	463,295
391		Goodrich Corp	20,129
2,957		ITT Industries, Inc	178,366
17,811		Northrop Grumman Corp	1,321,932
5,714		Paccar, Inc	419,408
12,887		Raytheon Co	676,052
1,700	*	Spirit Aerosystems Holdings, Inc (Class A)	54,145
400		Textron, Inc	35,920
340	e	Trinity Industries, Inc	14,253
3,147	e*	TRW Automotive Holdings Corp	109,579
4,567		United Technologies Corp	296,855
		TOTAL TRANSPORTATION EQUIPMENT	7,281,508

TRANSPORTATION SERVICES - 0.08%
970	e	GATX Corp	46,366
1,200	*	Hertz Global Holdings, Inc	28,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,014		Sabre Holdings Corp (Class A)	$229,709
		TOTAL TRANSPORTATION SERVICES	304,515

TRUCKING AND WAREHOUSING - 0.04%
1,788	e*	Swift Transportation Co, Inc	55,714
3,074	e*	YRC Worldwide, Inc	123,636
		TOTAL TRUCKING AND WAREHOUSING	179,350

WATER TRANSPORTATION - 0.06%
2,599	e	Alexander & Baldwin, Inc	131,094
1,930		Overseas Shipholding Group, Inc	120,818
		TOTAL WATER TRANSPORTATION	251,912

WHOLESALE TRADE-DURABLE GOODS - 0.27%
5,166		Adesa, Inc	142,737
5,834	*	Arrow Electronics, Inc	220,234
2,861	e	BorgWarner, Inc	215,777
7,933	*	Ingram Micro, Inc (Class A)	153,186
3,853	e	Reliance Steel & Aluminum Co	186,485
3,110	e*	Tech Data Corp	111,369
1,001		W.W. Grainger, Inc	77,317
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,107,105

WHOLESALE TRADE-NONDURABLE GOODS - 0.40%
196		Airgas, Inc	8,261
800	*	Bare Escentuals, Inc	28,696
7,653		Dean Foods Co	357,701
8,581	e	Idearc, Inc	301,193
25,186		Safeway, Inc	922,815
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,618,666

		TOTAL COMMON STOCKS	402,241,765
		(Cost $356,771,195)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.53%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 1.20%
$ 4,910,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	4,907,995

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.33%
29,812,208		State Street Navigator Securities Lending Prime Portfolio	29,812,208
		TOTAL SHORT- TERM INVESTMENTS
		(Cost $34,721,526)	34,720,203

		TOTAL PORTFOLIO - 107.37%
		(Cost $391,492,721)	436,961,968
		OTHER ASSETS & LIABILITIES, NET - (7.37)%	(29,987,190)

		NET ASSETS - 100.00%	$406,974,778

	*	Non-income producing
	**	Percentage represents less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or
		other requirements on futures contracts in the amount of $5,215,586.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.58%

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
1,774	e*	Chiquita Brands International, Inc	$24,871
		TOTAL AGRICULTURAL PRODUCTION-CROPS	24,871

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,677	e	Pilgrim's Pride Corp	55,659
15		Seaboard Corp	33,900
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	89,559

AMUSEMENT AND RECREATION SERVICES - 0.25%
12,941	e*	Activision, Inc	245,103
2,782	e*	Bally Technologies, Inc	65,600
18,722	v*	Bally Total Fitness Holding Corp	37,257
833	*	Century Casinos, Inc	6,872
416		Churchill Downs, Inc	18,882
309		Dover Downs Gaming & Entertainment, Inc	3,980
503	e	Dover Motorsports, Inc	2,641
8,958		Harrah's Entertainment, Inc	756,503
2,332		International Speedway Corp (Class A)	120,564
956	e*	Lakes Entertainment, Inc	10,659
1,229	*	Leapfrog Enterprises, Inc	13,150
1,593	e*	Life Time Fitness, Inc	81,896
2,578	*	Live Nation, Inc	56,871
1,658	*	Magna Entertainment Corp	6,035
2,211	e*	Marvel Entertainment, Inc	61,355
925	*	MTR Gaming Group, Inc	12,099
1,729	e*	Multimedia Games, Inc	20,575
3,645	*	Penn National Gaming, Inc	154,621
2,831	*	Pinnacle Entertainment, Inc	82,297
3,899	e*	Six Flags, Inc	23,433
1,257		Speedway Motorsports, Inc	48,709
3,844		Warner Music Group Corp	65,579
2,725		Westwood One, Inc	18,721
1,126	e*	WMS Industries, Inc	44,184
544		World Wrestling Entertainment, Inc	8,867
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,966,453

APPAREL AND ACCESSORY STORES - 0.73%
4,175		Abercrombie & Fitch Co (Class A)	315,964
2,624	*	Aeropostale, Inc	105,564
7,920		American Eagle Outfitters, Inc	237,521
3,154	*	AnnTaylor Stores Corp	122,312
1,578	e	Bebe Stores, Inc	27,426
1,185		Brown Shoe Co, Inc	49,770
465	e	Buckle, Inc	16,601
524	*	Cache, Inc	9,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,018	e*	Carter's, Inc	$51,136
1,341	e*	Casual Male Retail Group, Inc	15,864
1,629		Cato Corp (Class A)	38,102
1,876	*	Charlotte Russe Holding, Inc	54,160
5,554	*	Charming Shoppes, Inc	71,924
8,240	*	Chico's FAS, Inc	201,303
1,014	*	Children's Place Retail Stores, Inc	56,541
1,409		Christopher & Banks Corp	27,433
367	*	Citi Trends, Inc	15,686
4,888		Claire's Stores, Inc	157,003
175	e	DEB Shops, Inc	4,739
1,944	*	Dress Barn, Inc	40,455
700	e*	DSW, Inc (Class A)	29,547
1,593		Finish Line, Inc (Class A)	20,072
7,586		Foot Locker, Inc	178,650
24,526		Gap, Inc	422,092
5,056	*	Hanesbrands, Inc	148,596
1,910	*	HOT Topic, Inc	21,201
1,280	*	J Crew Group, Inc	51,418
796	e*	Jo-Ann Stores, Inc	21,691
921	e*	JOS A Bank Clothiers, Inc	32,557
16,103	*	Kohl's Corp	1,233,651
16,973		Limited Brands, Inc	442,316
3,000	*	New York & Co, Inc	47,370
11,540		Nordstrom, Inc	610,928
4,160	*	Pacific Sunwear Of California, Inc	86,653
2,897	*	Payless Shoesource, Inc	96,180
6,945		Ross Stores, Inc	238,908
300	*	Shoe Carnival, Inc	9,990
2,263		Stage Stores, Inc	52,751
889	e	Talbots, Inc	20,998
1,435	e*	Tween Brands, Inc	51,258
1,527	e*	Under Armour, Inc (Class A)	78,335
5,736	*	Urban Outfitters, Inc	152,061
3,252	*	Wet Seal, Inc (Class A)	21,300
		TOTAL APPAREL AND ACCESSORY STORES	5,687,328

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
672		Columbia Sportswear Co	41,872
2,254		Guess ?, Inc	91,264
2,124	*	Gymboree Corp	85,109
3,493	*	Hartmarx Corp	25,848
5,095		Jones Apparel Group, Inc	156,569
962		Kellwood Co	28,215
5,527		Liz Claiborne, Inc	236,832
1,310	*	Maidenform Brands, Inc	30,222
2,941		Phillips-Van Heusen Corp	172,931
2,835		Polo Ralph Lauren Corp	249,905
5,936	*	Quiksilver, Inc	68,857
539	e*	True Religion Apparel, Inc	8,753
3,959		VF Corp	327,093
2,266	*	Warnaco Group, Inc	64,354
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,587,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.06%
479	e*	Amerco, Inc	$33,525
356		Bandag, Inc	18,046
800	e	Central Parking Corp	17,744
1,821	*	Dollar Thrifty Automotive Group, Inc	92,944
711	*	Midas, Inc	15,336
379		Monro Muffler, Inc	13,303
3,071	*	PHH Corp	93,850
2,747		Ryder System, Inc	135,537
216	*	Standard Parking Corp	7,640
2,225	*	Wright Express Corp	67,484
		TOTAL AUTO REPAIR, SERVICES AND PARKING	495,409

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
4,936		Advance Auto Parts	190,283
279	e*	America's Car-Mart, Inc	3,727
381		Asbury Automotive Group, Inc	10,763
8,882	*	Autonation, Inc	188,654
2,509	*	Autozone, Inc	321,503
9,500	*	Carmax, Inc	233,130
3,306	*	Copart, Inc	92,601
2,524	*	CSK Auto Corp	43,413
514		Lithia Motors, Inc (Class A)	14,089
482	*	MarineMax, Inc	11,173
5,199	*	O'Reilly Automotive, Inc	172,087
806	*	Rush Enterprises, Inc (Class A)	15,483
1,790	e	Sonic Automotive, Inc (Class A)	51,015
2,394		United Auto Group, Inc	48,598
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,396,519

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.87%
790	*	Builders FirstSource, Inc	12,695
3,030	*	Central Garden and Pet Co (Class A)	44,541
6,130	e	Fastenal Co	214,857
103,335		Home Depot, Inc	3,796,528
75,656		Lowe's Cos, Inc	2,382,407
5,337		Sherwin-Williams Co	352,455
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,803,483

BUSINESS SERVICES - 6.85%
1,998	e*	24/7 Real Media, Inc	16,044
16,227	*	3Com Corp	63,448
418	e*	3D Systems Corp	9,158
3,136		Aaron Rents, Inc	82,916
1,811		ABM Industries, Inc	47,792
1,165	e*	Acacia Research (Acacia Technologies)	18,430
2,370	*	Actuate Corp	12,371
4,262		Acxiom Corp	91,164
960		Administaff, Inc	33,792
29,393	e*	Adobe Systems, Inc	1,225,688
881	e*	Advent Software, Inc	30,720
4,989	*	Affiliated Computer Services, Inc (Class A)	293,752
2,399	e*	Agile Software Corp	16,673
7,235	*	Akamai Technologies, Inc	361,171

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,812	*	Alliance Data Systems Corp	$234,895
953	*	Altiris, Inc	31,363
1,081	*	American Reprographics Co	33,284
1,364	*	AMN Healthcare Services, Inc	30,854
1,538	*	Ansoft Corp	48,662
1,474	*	Ansys, Inc	74,835
3,169	*	aQuantive, Inc	88,447
1,558		Arbitron, Inc	73,148
2,717	e*	Ariba, Inc	25,540
4,633	e*	Art Technology Group, Inc	10,749
2,040	*	Aspen Technology, Inc	26,520
1,229	*	Asset Acceptance Capital Corp	19,013
1,613	*	Audible, Inc	16,759
11,076	*	Autodesk, Inc	416,458
28,322		Automatic Data Processing, Inc	1,370,785
5,368	*	Avis Budget Group, Inc	146,654
2,854	*	Avocent Corp	76,999
359	e*	Bankrate, Inc	12,651
281		Barrett Business Services	6,477
18,001	*	BEA Systems, Inc	208,632
7,893	e*	BearingPoint, Inc	60,460
4,785	*	BISYS Group, Inc	54,836
1,828		Blackbaud, Inc	44,640
1,560	e*	Blackboard, Inc	52,463
488	e*	Blue Coat Systems, Inc	17,924
10,937	*	BMC Software, Inc	336,750
3,514	e*	Borland Software Corp	18,519
411	*	Bottomline Technologies, Inc	4,480
2,236		Brady Corp (Class A)	69,763
2,701		Brink's Co	171,378
20,781		CA, Inc	538,436
1,267	*	CACI International, Inc (Class A)	59,372
13,517	*	Cadence Design Systems, Inc	284,668
1,999		Catalina Marketing Corp	63,128
2,796	e*	CBIZ, Inc	19,852
7,298	*	Ceridian Corp	254,262
3,248	e*	Cerner Corp	176,854
4,085	*	Checkfree Corp	151,513
4,334	*	ChoicePoint, Inc	162,222
1,292	*	Chordiant Software, Inc	13,372
2,008	*	Ciber, Inc	15,803
8,807	*	Citrix Systems, Inc	282,088
2,670	e*	Clear Channel Outdoor Holdings, Inc (Class A)	70,248
17,104	e*	CMGI, Inc	36,260
6,214	*	CNET Networks, Inc	54,132
1,400	*	Cogent Communications Group, Inc	33,082
3,654	e*	Cogent, Inc	49,146
1,734		Cognex Corp	37,576
6,838	*	Cognizant Technology Solutions Corp (Class A)	603,590
1,270	*	Commvault Systems, Inc	20,574
1,495	e	Computer Programs & Systems, Inc	40,096
8,725	*	Computer Sciences Corp	454,834
16,646	*	Compuware Corp	157,971
412	*	COMSYS IT Partners, Inc	8,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,428	e*	Concur Technologies, Inc	$24,933
1,156	e*	Convera Corp (Class A)	3,630
6,774	*	Convergys Corp	172,127
683	*	CoStar Group, Inc	30,516
2,118	*	Covansys Corp	52,272
1,975	*	CSG Systems International, Inc	49,415
1,489	e*	Cybersource Corp	18,627
620	*	DealerTrack Holdings, Inc	19,046
2,010		Deluxe Corp	67,395
1,616	*	Dendrite International, Inc	25,307
1,960	*	Digital River, Inc	108,290
1,040	e*	DivX, Inc	20,842
2,824	*	DST Systems, Inc	212,365
1,700	*	DynCorp International, Inc (Class A)	25,653
5,336	*	Earthlink, Inc	39,227
57,260	*	eBay, Inc	1,898,169
1,354	e*	Echelon Corp	14,271
1,630	e*	Eclipsys Corp	31,410
779	*	eCollege.com, Inc	13,983
2,012	*	eFunds Corp	53,666
721	e*	Electro Rent Corp	10,382
14,719	*	Electronic Arts, Inc	741,249
25,289		Electronic Data Systems Corp	700,000
872	e*	Emageon, Inc	9,592
6,821	e*	Emdeon Corp	103,202
1,888	*	Epicor Software Corp	26,262
566	e*	EPIQ Systems, Inc	11,535
6,182		Equifax, Inc	225,334
1,195	*	Equinix, Inc	102,328
1,308	*	eSpeed, Inc (Class A)	12,426
5,590	*	Evergreen Energy, Inc	36,726
10,962	*	Expedia, Inc	254,099
1,967	*	F5 Networks, Inc	131,160
2,247		Factset Research Systems, Inc	141,224
2,749		Fair Isaac Corp	106,331
1,503	*	FalconStor Software, Inc	15,661
9,562		Fidelity National Information Services, Inc	434,689
38,081		First Data Corp	1,024,379
8,778	*	Fiserv, Inc	465,761
553	*	Forrester Research, Inc	15,683
1,310		FTD Group, Inc	21,654
2,383	*	Gartner, Inc	57,073
931	*	Gerber Scientific, Inc	9,878
2,758	*	Getty Images, Inc	134,122
1,114		Gevity HR, Inc	21,990
1,230	*	Global Cash Access, Inc	20,529
10,185	*	Google, Inc (Class A)	4,666,360
490	e*	H&E Equipment Services, Inc	10,535
1,142		Healthcare Services Group	32,718
880		Heartland Payment Systems, Inc	20,803
1,293	*	Heidrick & Struggles International, Inc	62,646
2,238	*	Hudson Highland Group, Inc	34,890
2,511	e*	Hypercom Corp	14,966
2,508	*	Hyperion Solutions Corp	129,990

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
610	e*	i2 Technologies, Inc	$14,640
289	*	ICT Group, Inc	5,058
416	*	iGate Corp	3,428
880	*	IHS, Inc (Class A)	36,177
9,829		IMS Health, Inc	291,528
766	*	Infocrossing, Inc	11,390
3,809	*	Informatica Corp	51,155
1,205	*	Infospace, Inc	30,932
1,630		infoUSA, Inc	15,681
311	e*	Innovative Solutions & Support, Inc	7,875
803		Integral Systems, Inc	19,409
1,387		Interactive Data Corp	34,328
2,661	e*	Internap Network Services Corp	41,911
1,311	e*	Internet Capital Group, Inc	14,028
1,094	e	Interpool, Inc	26,715
22,830	*	Interpublic Group of Cos, Inc	281,037
1,836	*	Interwoven, Inc	31,028
17,676	*	Intuit, Inc	483,615
1,215	*	inVentiv Health, Inc	46,522
2,049	e*	Ipass, Inc	10,306
8,016	*	Iron Mountain, Inc	209,458
4,324		Jack Henry & Associates, Inc	103,992
1,242	e*	JDA Software Group, Inc	18,667
27,241	*	Juniper Networks, Inc	536,103
3,718	e*	Jupitermedia Corp	24,613
2,103	*	Keane, Inc	28,559
1,290		Kelly Services, Inc (Class A)	41,538
660	e*	Kenexa Corp	20,546
1,645	*	Kforce, Inc	22,652
1,870	*	Kinetic Concepts, Inc	94,697
1,591	e*	Knot, Inc	34,254
1,761	*	Korn/Ferry International	40,397
1,294	*	Kronos, Inc	69,229
2,302	*	Labor Ready, Inc	43,715
3,931	e	Lamar Advertising Co (Class A)	247,535
5,131	e*	Lawson Software, Inc	41,510
2,268	*	Lionbridge Technologies	11,544
1,100	*	Liquidity Services, Inc	18,634
609	*	LoJack Corp	11,559
1,019	*	Magma Design Automation, Inc	12,187
1,298	*	Manhattan Associates, Inc	35,604
3,993		Manpower, Inc	294,564
757	*	Mantech International Corp (Class A)	25,291
1,017	*	Mapinfo Corp	20,472
747	e	Marchex, Inc (Class B)	11,444
270	e*	Marlin Business Services, Inc	5,908
3,076		Mastercard, Inc (Class A)	326,794
7,537	*	McAfee, Inc	219,176
3,070	*	Mentor Graphics Corp	50,164
433,710		Microsoft Corp	12,087,523
431	*	MicroStrategy, Inc (Class A)	54,474
2,592	e*	Midway Games, Inc	16,200
4,262		MoneyGram International, Inc	118,313
5,712	*	Monster Worldwide, Inc	270,577

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,050	*	Move, Inc	$27,977
5,659	*	MPS Group, Inc	80,075
4,568	*	NAVTEQ Corp	157,596
8,962	*	NCR Corp	428,115
2,013	e*	Neoware, Inc	20,271
618	*	Ness Technologies, Inc	7,898
2,514	e*	NetFlix, Inc	58,300
655	*	Netratings, Inc	13,624
856	*	Netscout Systems, Inc	7,747
1,304		NIC, Inc	6,989
14,931	*	Novell, Inc	107,809
7,844	e*	Nuance Communications, Inc	120,092
8,304		Omnicom Group, Inc	850,164
1,750	*	Omniture, Inc	31,903
1,078	*	On Assignment, Inc	13,378
807	e*	Online Resources Corp	9,256
538	*	Opnet Technologies, Inc	7,268
4,039	e*	Opsware, Inc	29,283
193,805	*	Oracle Corp	3,513,685
2,039	*	Packeteer, Inc	25,324
5,280	*	Parametric Technology Corp	100,795
503	*	PDF Solutions, Inc	5,679
613	e	Pegasystems, Inc	5,670
771	e*	PeopleSupport, Inc	8,828
714	*	Perficient, Inc	14,123
5,834	*	Perot Systems Corp (Class A)	104,254
1,398	*	Phase Forward, Inc	18,356
1,034	e*	Portfolio Recovery Associates, Inc	46,168
732	e*	PRA International	15,782
2,440	*	Premiere Global Services, Inc	27,377
1,829	*	Progress Software Corp	57,065
1,027	e	QAD, Inc	9,346
689	e	Quality Systems, Inc	27,560
2,773	*	Quest Software, Inc	45,117
795	*	Radiant Systems, Inc	10,359
699	*	Radisys Corp	11,422
1,800	e*	Raser Technologies, Inc	9,360
4,968	*	RealNetworks, Inc	38,999
8,982	e*	Red Hat, Inc	205,957
412	e	Renaissance Learning, Inc	5,426
3,728	*	Rent-A-Center, Inc	104,309
1,124	*	Rewards Network, Inc	5,957
440	e*	RightNow Technologies, Inc	7,207
6,943		Robert Half International, Inc	256,960
1,091		Rollins, Inc	25,104
2,796	*	S1 Corp	16,776
944	*	SafeNet, Inc	26,715
4,033	*	Salesforce.com, Inc	172,693
3,580	*	Sapient Corp	24,559
4,137	e*	Secure Computing Corp	31,855
12,676		ServiceMaster Co	195,084
524	*	SI International, Inc	15,044
1,939	e*	Smith Micro Software, Inc	36,124
1,113	*	Sohu.com, Inc	23,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,560	*	SonicWALL, Inc	$21,402
14,161	*	Sonus Networks, Inc	114,279
3,302		Sotheby's	146,873
3,234	*	Spherion Corp	28,524
771	*	SPSS, Inc	27,833
1,601	*	SRA International, Inc (Class A)	39,000
485	e*	Startek, Inc	4,748
405	*	Stratasys, Inc	17,302
166,343	*	Sun Microsystems, Inc	999,721
4,569	*	Sybase, Inc	115,504
960	*	SYKES Enterprises, Inc	17,510
45,099	*	Symantec Corp	780,213
358	e*	SYNNEX Corp	7,604
6,518	*	Synopsys, Inc	170,967
195	e	Syntel, Inc	6,757
4,171	e*	Take-Two Interactive Software, Inc	84,004
880	e	TAL International Group, Inc	21,120
567	e*	Taleo Corp (Class A)	9,401
2,178	e	Talx Corp	72,157
1,701	*	TeleTech Holdings, Inc	62,410
748	e	TheStreet.com, Inc	9,163
3,157	*	THQ, Inc	107,938
10,545	*	TIBCO Software, Inc	89,843
989		TNS, Inc	15,913
1,817	e	Total System Services, Inc	57,871
770	*	TradeStation Group, Inc	9,694
1,675	*	Transaction Systems Architects, Inc	54,253
247	e*	Travelzoo, Inc	9,082
1,360	*	Trizetto Group, Inc	27,214
751	e*	Ultimate Software Group, Inc	19,669
14,286	*	Unisys Corp	120,431
3,990		United Online, Inc	55,980
3,653	e*	United Rentals, Inc	100,458
1,626	*	Universal Compression Holdings, Inc	110,048
4,254	*	Valueclick, Inc	111,157
2,802	*	Vasco Data Security International	50,072
11,640	*	VeriSign, Inc	292,397
346	*	Vertrue, Inc	16,646
948		Viad Corp	36,593
1,286	*	Vignette Corp	23,881
465	e*	Volt Information Sciences, Inc	12,178
26,307		Waste Management, Inc	905,224
2,552	*	WebEx Communications, Inc	145,107
173	e*	WebMD Health Corp (Class A)	9,105
1,961	*	webMethods, Inc	14,100
1,768	*	Websense, Inc	40,646
714	e*	WebSideStory, Inc	9,246
2,710	*	Wind River Systems, Inc	26,937
1,573	*	Witness Systems, Inc	42,392
68,643	*	Yahoo!, Inc	2,147,839
		TOTAL BUSINESS SERVICES	53,631,354

CHEMICALS AND ALLIED PRODUCTS - 9.04%
74,516		Abbott Laboratories	4,157,993

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,299	e*	Abraxis BioScience, Inc	$34,696
1,230	e*	Acadia Pharmaceuticals, Inc	18,475
1,420	e*	Adams Respiratory Therapeutics, Inc	47,755
2,100	e*	Adolor Corp	18,375
828	e*	Advanced Magnetics, Inc	49,904
10,243	e*	ADVENTRX Pharmaceuticals, Inc	25,608
11,046		Air Products & Chemicals, Inc	816,962
1,192	*	Albany Molecular Research, Inc	11,741
3,594		Albemarle Corp	148,576
3,596		Alberto-Culver Co	82,276
1,305	e*	Alexion Pharmaceuticals, Inc	56,428
3,737	*	Alkermes, Inc	57,699
1,315	e*	Alnylam Pharmaceuticals, Inc	23,670
1,840	*	Alpharma, Inc (Class A)	44,307
1,829	*	American Oriental Bioengineering, Inc	17,174
492	e	American Vanguard Corp	8,408
57,536	*	Amgen, Inc	3,215,112
4,100	*	Anadys Pharmaceuticals, Inc	16,277
1,008		Arch Chemicals, Inc	31,470
2,244	e*	Arena Pharmaceuticals, Inc	24,370
1,295	e*	Array Biopharma, Inc	16,447
2,020	e*	Atherogenics, Inc	5,676
928	*	Auxilium Pharmaceuticals, Inc	13,623
2,924	e*	AVANIR Pharmaceuticals (Class A)	3,567
1,690	e*	Aventine Renewable Energy Holdings, Inc	30,792
4,549		Avery Dennison Corp	292,319
5,541	e*	AVI BioPharma, Inc	14,850
21,992		Avon Products, Inc	819,422
667		Balchem Corp	11,793
5,130	*	Barr Pharmaceuticals, Inc	237,776
877	e*	Bentley Pharmaceuticals, Inc	7,183
4,420	e*	BioCryst Pharmaceuticals, Inc	36,995
2,436	e*	Bioenvision, Inc	9,963
16,698	*	Biogen Idec, Inc	741,057
4,044	*	BioMarin Pharmaceuticals, Inc	69,799
580	e*	Bradley Pharmaceuticals, Inc	11,130
95,756		Bristol-Myers Squibb Co	2,658,187
2,693		Cabot Corp	128,537
1,404	e*	Calgon Carbon Corp	11,667
1,245		Cambrex Corp	30,627
495	e*	Caraco Pharmaceutical Laboratories Ltd	6,029
4,384		Celanese Corp (Series A)	135,203
1,393	*	Cell Genesys, Inc	5,851
2,776	*	Cephalon, Inc	197,679
3,231		CF Industries Holdings, Inc	124,555
3,771	*	Charles River Laboratories International, Inc	174,446
678	e*	Chattem, Inc	39,961
9,815		Chemtura Corp	107,278
3,364		Church & Dwight Co, Inc	169,377
7,514		Clorox Co	478,567
769	e*	Coley Pharmaceutical Group, Inc	7,367
25,221		Colgate-Palmolive Co	1,684,511
996	e*	Combinatorx, Inc	6,962
2,467	e*	Cubist Pharmaceuticals, Inc	54,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
637	*	Cypress Bioscience, Inc	$4,841
2,093		Cytec Industries, Inc	117,710
1,097	*	Cytokinetics, Inc	7,635
4,356		Dade Behring Holdings, Inc	191,011
3,860	e*	Dendreon Corp	49,910
730	*	Digene Corp	30,959
46,826		Dow Chemical Co	2,147,486
44,903		Du Pont (E.I.) de Nemours & Co	2,219,555
1,706	*	Durect Corp	7,097
3,825		Eastman Chemical Co	242,237
9,149		Ecolab, Inc	393,407
48,138		Eli Lilly & Co	2,585,492
813	*	Elizabeth Arden, Inc	17,740
957	e*	Emisphere Technologies, Inc	3,062
3,151	e*	Encysive Pharmaceuticals, Inc	8,539
1,573	e*	Enzon Pharmaceuticals, Inc	12,820
5,799	e	Estee Lauder Cos (Class A)	283,281
1,407		Ferro Corp	30,405
2,192		FMC Corp	165,343
15,727	*	Forest Laboratories, Inc	808,997
22,755	*	Genentech, Inc	1,868,641
7,724	e*	Genitope Corp	32,055
5,606	*	Genta, Inc	1,738
12,723	*	Genzyme Corp	763,639
1,853	e	Georgia Gulf Corp	30,037
4,369	e*	Geron Corp	30,583
22,157	*	Gilead Sciences, Inc	1,695,011
1,380	e*	GTx, Inc	28,152
2,954		H.B. Fuller Co	80,556
1,178	e*	Hana Biosciences, Inc	2,250
5,447	*	Hercules, Inc	106,434
296	e*	Hi-Tech Pharmacal Co, Inc	3,300
7,397	*	Hospira, Inc	302,537
5,385	*	Human Genome Sciences, Inc	57,189
3,611		Huntsman Corp	68,934
1,622	e*	Idenix Pharmaceuticals, Inc	11,841
1,701	*	Idexx Laboratories, Inc	149,059
3,146	e*	ImClone Systems, Inc	128,262
3,470	*	Immucor, Inc	102,122
1,938	e*	Indevus Pharmaceuticals, Inc	13,702
582	e	Innospec, Inc	33,546
275	e	Inter Parfums, Inc	5,775
1,385	e*	InterMune, Inc	34,154
4,284		International Flavors & Fragrances, Inc	202,290
1,706	*	Inverness Medical Innovations, Inc	74,689
2,428	*	Invitrogen Corp	154,605
2,155	*	Keryx Biopharmaceuticals, Inc	22,671
11,589	*	King Pharmaceuticals, Inc	227,975
412		Koppers Holdings, Inc	10,572
180	e	Kronos Worldwide, Inc	5,834
1,591	*	KV Pharmaceutical Co (Class A)	39,345
3,342		Lubrizol Corp	172,213
10,523		Lyondell Chemical Co	315,374
1,711		MacDermid, Inc	59,663

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
530	e	Mannatech, Inc	$8,512
1,118	*	MannKind Corp	15,987
1,163	*	Martek Biosciences Corp	23,981
5,142	e*	Medarex, Inc	66,537
1,977	*	Medicines Co	49,583
2,658	e	Medicis Pharmaceutical Corp (Class A)	81,920
482	e*	Medifast, Inc	3,451
11,529	*	Medimmune, Inc	419,540
106,516		Merck & Co, Inc	4,704,812
621		Meridian Bioscience, Inc	17,239
884	e*	Metabasis Therapeutics, Inc	6,497
3,240	*	MGI Pharma, Inc	72,803
15,546	e*	Millennium Pharmaceuticals, Inc	176,603
966	e	Minerals Technologies, Inc	60,047
1,600	e*	Momenta Pharmaceuticals, Inc	20,736
26,270		Monsanto Co	1,443,799
6,436	*	Mosaic Co	171,584
11,864		Mylan Laboratories, Inc	250,805
2,526	e*	Nabi Biopharmaceuticals	13,413
4,416		Nalco Holding Co	105,542
1,296	e*	Nastech Pharmaceutical Co, Inc	13,984
2,405	*	NBTY, Inc	127,561
1,806	*	Neurocrine Biosciences, Inc	22,575
1,146	*	New River Pharmaceuticals, Inc	72,920
833		NewMarket Corp	33,878
383	e	NL Industries, Inc	4,175
6,030	e*	Northfield Laboratories, Inc	21,768
2,542	e*	Novavax, Inc	6,584
1,042	*	Noven Pharmaceuticals, Inc	24,174
3,035	*	NPS Pharmaceuticals, Inc	10,289
8,206	e*	Nuvelo, Inc	30,198
2,992		Olin Corp	50,684
1,839	*	OM Group, Inc	82,167
1,711	*	Omnova Solutions, Inc	9,342
2,080	e*	Onyx Pharmaceuticals, Inc	51,667
1,863	e*	OraSure Technologies, Inc	13,693
2,357	e*	OSI Pharmaceuticals, Inc	77,781
1,698	e*	Pacific Ethanol, Inc	28,917
1,404	*	Pain Therapeutics, Inc	11,007
7,545	e*	Panacos Pharmaceuticals, Inc	34,933
1,427	*	Par Pharmaceutical Cos, Inc	35,846
1,152	*	Parexel International Corp	41,437
466	e*	Parlux Fragrances, Inc	2,600
4,551	e*	PDL BioPharma, Inc	98,757
688	*	Penwest Pharmaceuticals Co	6,935
7,141	e*	Peregrine Pharmaceuticals, Inc	6,998
3,017		Perrigo Co	53,280
762	*	PetMed Express, Inc	9,030
357,398		Pfizer, Inc	9,027,873
861	e*	Pharmion Corp	22,636
428	*	Pioneer Cos, Inc	11,830
3,766	*	PolyOne Corp	22,973
3,406	e*	Pozen, Inc	50,239
8,436		PPG Industries, Inc	593,135

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,130		Praxair, Inc	$1,015,545
958	*	Prestige Brands Holdings, Inc	11,352
160,213		Procter & Gamble Co	10,119,053
915	*	Progenics Pharmaceuticals, Inc	21,667
1,274	e*	Quidel Corp	15,288
8,214	e*	Renovis, Inc	28,749
9,431	e,v*	Revlon, Inc (Class A)	9,903
1,930	*	Rockwood Holdings, Inc	53,422
8,122		Rohm & Haas Co	420,070
5,450		RPM International, Inc	125,895
1,699	e*	Salix Pharmaceuticals Ltd	21,407
1,880	*	Santarus, Inc	13,235
72,018		Schering-Plough Corp	1,837,179
1,019	e*	Sciele Pharma, Inc	24,130
2,056	e	Scotts Miracle-Gro Co (Class A)	90,526
2,378		Sensient Technologies Corp	61,305
5,492	*	Sepracor, Inc	256,092
6,972		Sigma-Aldrich Corp	289,477
220		Stepan Co	5,775
1,703	e*	SuperGen, Inc	10,048
618	e*	SurModics, Inc	22,248
1,135	e*	Tanox, Inc	21,293
1,722		Tronox, Inc (Class B)	24,074
2,128	e	UAP Holding Corp	55,009
981	*	United Therapeutics Corp	52,758
1,014	e*	USANA Health Sciences, Inc	47,526
3,550	*	USEC, Inc	57,688
4,173	*	Valeant Pharmaceuticals International	72,151
5,119		Valspar Corp	142,462
4,307	*	VCA Antech, Inc	156,387
1,120	e*	Verasun Energy Corp	22,254
6,325	*	Vertex Pharmaceuticals, Inc	177,353
2,825	*	Viropharma, Inc	40,539
1,000	e*	Visicu, Inc	7,800
5,654	*	Watson Pharmaceuticals, Inc	149,435
620	e	Westlake Chemical Corp	16,833
3,342	e*	WR Grace & Co	88,295
65,724		Wyeth	3,288,172
683	e*	Xenoport, Inc	19,028
1,546	e*	Zymogenetics, Inc	24,056
		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,753,930

COAL MINING - 0.17%
3,829	e*	Alpha Natural Resources, Inc	59,847
6,776	e	Arch Coal, Inc	207,955
9,054		Consol Energy, Inc	354,283
7,016	e*	International Coal Group, Inc	36,834
1,198	e*	James River Coal Co	8,949
4,052	e	Massey Energy Co	97,207
13,056		Peabody Energy Corp	525,373
708		Penn Virginia Corp	51,967
278	e*	Westmoreland Coal Co	5,602
		TOTAL COAL MINING	1,348,017

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 4.72%
1,768	e	Alaska Communications Systems Group, Inc	$26,078
17,902		Alltel Corp	1,109,924
20,152	*	American Tower Corp (Class A)	784,920
1,606	e*	Anixter International, Inc	105,900
306,600		AT&T, Inc	12,089,238
800		Atlantic Tele-Network, Inc	20,904
948	*	Audiovox Corp (Class A)	13,964
21,155	*	Avaya, Inc	249,851
2,411	e*	Brightpoint, Inc	27,582
9,894		Cablevision Systems Corp (Class A)	301,074
680	*	Cbeyond Communications, Inc	19,944
543	e*	Centennial Communications Corp	4,469
5,738		CenturyTel, Inc	259,300
20,376	e*	Charter Communications, Inc (Class A)	56,849
9,580	*	Cincinnati Bell, Inc	45,026
2,130	e	Citadel Broadcasting Corp	20,256
16,591		Citizens Communications Co	248,035
24,295		Clear Channel Communications, Inc	851,297
142,280	*	Comcast Corp (Class A)	3,692,166
1,400	e	Consolidated Communications Holdings, Inc	27,846
12,100	e*	Covad Communications Group, Inc	15,367
1,894	*	Cox Radio, Inc (Class A)	25,853
9,792	*	Crown Castle International Corp	314,617
1,124	e*	Crown Media Holdings, Inc (Class A)	5,991
780	e	CT Communications, Inc	18,798
600	*	CTC Media, Inc	15,408
2,244	e*	Cumulus Media, Inc (Class A)	21,049
40,002	*	DIRECTV Group, Inc	922,846
10,269	*	Dobson Communications Corp (Class A)	88,211
10,408	*	EchoStar Communications Corp (Class A)	452,019
7,714		Embarq Corp	434,715
1,015	e	Emmis Communications Corp (Class A)	8,567
1,528		Entercom Communications Corp (Class A)	43,059
2,269	*	Entravision Communications Corp (Class A)	21,192
948	e	Fairpoint Communications, Inc	18,211
6,660	e*	FiberTower Corp	34,565
355	e*	Fisher Communications, Inc	17,253
6,082	*	Foundry Networks, Inc	82,533
1,886	*	General Communication, Inc (Class A)	26,404
3,274		Global Payments, Inc	111,512
813		Golden Telecom, Inc	45,024
1,649		Gray Television, Inc	17,183
993	*	Harris Stratex Networks, Inc (Class A)	19,056
1,903		Hearst-Argyle Television, Inc	51,743
8,073	*	IAC/InterActiveCorp	304,433
1,952		IDT Corp (Class B)	22,155
551	e*	InPhonic, Inc	6,006
2,762	e	Iowa Telecommunications Services, Inc	55,240
689	*	iPCS, Inc	33,754
2,948	*	j2 Global Communications, Inc	81,718
2,288	*	Leap Wireless International, Inc	150,962
73,275	e*	Level 3 Communications, Inc	446,978
19,442	*	Liberty Global, Inc (Class A)	640,225

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,680	*	Liberty Media Corp - Capital (Series A)	$738,741
31,701	*	Liberty Media Holding Corp (Interactive A)	755,118
1,131	*	Lightbridge, Inc	19,872
1,014	e*	Lin TV Corp (Class A)	16,123
446	*	Lodgenet Entertainment Corp	13,701
2,083	e*	Mastec, Inc	22,934
2,113	*	Mediacom Communications Corp (Class A)	17,200
3,555	*	NeuStar, Inc (Class A)	101,104
7,372	*	NII Holdings, Inc	546,855
649	e	North Pittsburgh Systems, Inc	14,129
1,787	e*	Novatel Wireless, Inc	28,663
960		NTELOS Holdings Corp	18,451
2,310	e*	Orbcomm, Inc	29,453
1,900	e*	PAETEC Holding Corp	19,912
77,310	e*	Qwest Communications International, Inc	695,026
2,945	*	Radio One, Inc (Class D)	19,025
1,213	*	RCN Corp	30,992
410		Salem Communications Corp (Class A)	5,125
1,741	*	SAVVIS, Inc	83,359
4,417	*	SBA Communications Corp (Class A)	130,522
222	e	Shenandoah Telecom Co	10,454
1,673		Sinclair Broadcast Group, Inc (Class A)	25,848
1,678	e*	Spanish Broadcasting System, Inc (Class A)	6,712
141,111		Sprint Nextel Corp	2,675,465
551		SureWest Communications	13,703
628	e*	Syniverse Holdings, Inc	6,619
5,361		Telephone & Data Systems, Inc	319,623
2,525	e*	Terremark Worldwide, Inc	20,352
3,217	e*	TiVo, Inc	20,428
956	*	US Cellular Corp	70,218
1,110		USA Mobility, Inc	22,122
142,706		Verizon Communications, Inc	5,411,412
1,285	e*	Vonage Holdings Corp	4,433
21,766		Windstream Corp	319,743
2,317	*	Wireless Facilities, Inc	3,012
15,485	e*	XM Satellite Radio Holdings, Inc (Class A)	200,066
		TOTAL COMMUNICATIONS	36,943,785

DEPOSITORY INSTITUTIONS - 9.50%
642		1st Source Corp	16,801
1,274		Alabama National Bancorp	90,212
1,509		Amcore Financial, Inc	47,911
490		AmericanWest Bancorp	10,555
524	e	Ameris Bancorp	12,828
899		Anchor Bancorp Wisconsin, Inc	25,487
455	e	Arrow Financial Corp	10,192
6,632		Associated Banc-Corp	222,835
5,235		Astoria Financial Corp	139,199
638		Bancfirst Corp	29,571
304	*	Bancorp, Inc	7,904
4,016		Bancorpsouth, Inc	98,191
487	e	BancTrust Financial Group, Inc	10,305
2,621		Bank Mutual Corp	29,801
222,848		Bank of America Corp	11,369,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
796	e	Bank of Granite Corp	$14,264
3,099		Bank of Hawaii Corp	164,340
36,984		Bank of New York Co, Inc	1,499,701
432	e	Bank of the Ozarks, Inc	12,407
1,814	e	BankAtlantic Bancorp, Inc (Class A)	19,881
1,031	e	BankFinancial Corp	16,774
1,514		BankUnited Financial Corp (Class A)	32,112
532		Banner Corp	22,105
26,363		BB&T Corp	1,081,410
257	e	Berkshire Hills Bancorp, Inc	8,648
538	e*	BFC Financial Corp (Class A)	2,367
1,216		BOK Financial Corp	60,228
1,457		Boston Private Financial Holdings, Inc	40,679
2,247		Brookline Bancorp, Inc	28,469
310		Cadence Financial Corp	6,200
313	e	Camden National Corp	13,584
477	e	Capital City Bank Group, Inc	15,884
401	e	Capital Corp of the West	10,647
517	e	Capitol Bancorp Ltd	19,051
1,621	e	Capitol Federal Financial	61,290
757	e	Cardinal Financial Corp	7,555
1,008	e	Cascade Bancorp	26,148
234	e	Cass Information Systems, Inc	7,900
2,788	e	Cathay General Bancorp	94,736
2,180	e*	Centennial Bank Holdings, Inc	18,857
408		Center Financial Corp	8,066
364	e	Centerstate Banks of Florida, Inc	6,432
1,158		Central Pacific Financial Corp	42,348
1,067	e	Chemical Financial Corp	31,786
2,564		Chittenden Corp	77,407
242,689		Citigroup, Inc	12,459,653
4,743		Citizens Banking Corp	105,105
356	e	Citizens First Bancorp, Inc	8,110
474	e	City Bank	15,220
1,346		City Holding Co	54,446
2,052		City National Corp	151,027
665		Clifton Savings Bancorp, Inc	7,940
809	e	Coastal Financial Corp	12,645
465		CoBiz, Inc	9,258
7,615		Colonial Bancgroup, Inc	188,471
408	e	Columbia Bancorp	9,796
751	e	Columbia Banking System, Inc	25,331
8,002		Comerica, Inc	473,078
8,436	e	Commerce Bancorp, Inc	281,594
3,894		Commerce Bancshares, Inc	188,119
159	*	Community Bancorp	4,889
1,266	e	Community Bank System, Inc	26,485
1,158		Community Banks, Inc	27,641
551		Community Trust Bancorp, Inc	19,963
6,667		Compass Bancshares, Inc	458,690
1,582	e	Corus Bankshares, Inc	26,989
2,814		Cullen/Frost Bankers, Inc	147,257
2,768	e	CVB Financial Corp	32,939
1,011		Dime Community Bancshares	13,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
412	e*	Dollar Financial Corp	$10,424
1,226	e	Downey Financial Corp	79,126
3,219		East West Bancorp, Inc	118,363
292	e	Enterprise Financial Services Corp	8,176
1,579	*	Euronet Worldwide, Inc	42,412
268	e	Farmers Capital Bank Corp	7,874
23,121		Fifth Third Bancorp	894,551
465	e	First Bancorp	9,942
2,416		First Bancorp	32,036
616	e	First Busey Corp	13,201
2,276		First Charter Corp	48,934
391		First Citizens Bancshares, Inc (Class A)	78,591
4,192	e	First Commonwealth Financial Corp	49,256
1,406		First Community Bancorp, Inc	79,495
432		First Community Bancshares, Inc	16,848
1,422		First Financial Bancorp	21,486
1,398	e	First Financial Bankshares, Inc	58,464
621	e	First Financial Corp	19,220
600		First Financial Holdings, Inc	20,760
5,877	e	First Horizon National Corp	244,072
546		First Indiana Corp	11,930
852	e	First Merchants Corp	20,209
3,254	e	First Midwest Bancorp, Inc	119,585
6,283	e	First Niagara Financial Group, Inc	87,397
592	e	First Place Financial Corp	12,698
285	*	First Regional Bancorp	8,465
910		First Republic Bank	48,867
287	e	First South Bancorp, Inc	8,808
736		First State Bancorporation	16,597
858	e*	FirstFed Financial Corp	48,760
3,320		FirstMerit Corp	70,085
1,990	e	Flagstar Bancorp, Inc	23,781
832		Flushing Financial Corp	13,503
2,170		FNB Corp	36,565
280		FNB Corp	10,032
974	e*	Franklin Bank Corp	17,405
3,278	e	Fremont General Corp	22,717
1,536	e	Frontier Financial Corp	38,323
8,113	e	Fulton Financial Corp	117,882
536		GB&T Bancshares, Inc	9,718
1,801	e	Glacier Bancorp, Inc	43,296
546	e	Great Southern Bancorp, Inc	15,987
2,010		Greater Bay Bancorp	54,049
253	e	Greene County Bancshares, Inc	8,579
1,532		Hancock Holding Co	67,377
1,406	e	Hanmi Financial Corp	26,798
1,337	e	Harleysville National Corp	23,825
537	e	Heartland Financial USA, Inc	14,365
440		Heritage Commerce Corp	11,216
600	e	Horizon Financial Corp	13,248
26,916		Hudson City Bancorp, Inc	368,211
11,846	e	Huntington Bancshares, Inc	258,835
415	e	IBERIABANK Corp	23,099
729		Independent Bank Corp	24,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
919		Independent Bank Corp	$18,720
3,219	e	IndyMac Bancorp, Inc	103,169
682		Integra Bank Corp	15,202
1,932		International Bancshares Corp	57,322
199	*	Intervest Bancshares Corp	5,711
2,010	*	Investors Bancorp, Inc	29,024
3,328		Investors Financial Services Corp	193,523
826		Irwin Financial Corp	15,397
266		ITLA Capital Corp	13,837
169,334		JPMorgan Chase & Co	8,192,379
585	e	Kearny Financial Corp	8,412
19,766		Keycorp	740,632
1,310		KNBT Bancorp, Inc	19,309
525	e	Lakeland Bancorp, Inc	7,114
346	e	Lakeland Financial Corp	7,854
3,899		M&T Bank Corp	451,621
714		Macatawa Bank Corp	13,138
1,800		MAF Bancorp, Inc	74,412
439	e	MainSource Financial Group, Inc	7,454
12,699		Marshall & Ilsley Corp	588,091
1,469	e	MB Financial, Inc	52,899
717	e	MBT Financial Corp	9,256
19,879		Mellon Financial Corp	857,580
243		Mercantile Bank Corp	7,893
291	e	MetroCorp Bancshares, Inc	6,169
975	e	Mid-State Bancshares	35,773
568	e	Midwest Banc Holdings, Inc	10,059
930	e	Nara Bancorp, Inc	16,284
142	e	NASB Financial, Inc	4,944
30,335		National City Corp	1,129,979
1,831	e	National Penn Bancshares, Inc	34,606
1,830		NBT Bancorp, Inc	42,877
1,998	e*	Net 1 UEPS Technologies, Inc	49,710
1,952	e*	NetBank, Inc	4,314
14,194	e	New York Community Bancorp, Inc	249,672
5,928		NewAlliance Bancshares, Inc	96,093
10,574		Northern Trust Corp	635,920
762	e	Northwest Bancorp, Inc	20,643
428		OceanFirst Financial Corp	7,426
2,757	e	Old National Bancorp	50,122
662	e	Old Second Bancorp, Inc	18,139
349	e	Omega Financial Corp	9,950
929		Oriental Financial Group, Inc	10,944
2,182		Pacific Capital Bancorp	70,086
641	e	Park National Corp	60,562
1,751		Partners Trust Financial Group, Inc	20,014
552		Pennfed Financial Services, Inc	11,962
431		Peoples Bancorp, Inc	11,383
2,901		People's Bank	128,804
903		PFF Bancorp, Inc	27,388
636	e*	Pinnacle Financial Partners, Inc	19,404
481		Placer Sierra Bancshares	13,016
16,858		PNC Financial Services Group, Inc	1,213,270
14,794		Popular, Inc	244,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
193		Preferred Bank	$7,587
537	e	Premierwest Bancorp	7,255
712	e	PrivateBancorp, Inc	26,031
1,438	e	Prosperity Bancshares, Inc	49,956
1,420		Provident Bankshares Corp	46,661
2,921		Provident Financial Services, Inc	50,971
1,895	e	Provident New York Bancorp	26,814
35,983	e	Regions Financial Corp	1,272,719
537	e	Renasant Corp	13,253
286	e	Republic Bancorp, Inc (Class A)	6,466
237	e	Royal Bancshares of Pennsylvania (Class A)	5,629
1,339		S&T Bancorp, Inc	44,241
574		S.Y. Bancorp, Inc	14,270
676		Sandy Spring Bancorp, Inc	23,417
343		Santander BanCorp	6,040
305		SCBT Financial Corp	11,059
454	e	Seacoast Banking Corp of Florida	10,292
1,040		Security Bank Corp	20,946
354	e	Shore Bancshares, Inc	9,363
251	e	Sierra Bancorp	7,043
1,220	*	Signature Bank	39,699
701	e	Simmons First National Corp (Class A)	21,079
4,772		Sky Financial Group, Inc	128,176
356	e	Smithtown Bancorp, Inc	9,256
3,459		South Financial Group, Inc	85,506
460		Southside Bancshares, Inc	10,539
423		Southwest Bancorp, Inc	10,867
19,114		Sovereign Bancorp, Inc	486,260
16,397		State Street Corp	1,061,706
765		Sterling Bancorp	13,847
2,857		Sterling Bancshares, Inc	31,941
1,155	e	Sterling Financial Corp	25,641
2,634		Sterling Financial Corp	82,154
421		Suffolk Bancorp	13,590
479	e*	Sun Bancorp, Inc	8,905
17,953		SunTrust Banks, Inc	1,490,817
717	e*	Superior Bancorp	7,744
2,146	e	Susquehanna Bancshares, Inc	49,766
1,822	e*	SVB Financial Group	88,531
13,693		Synovus Financial Corp	442,832
140		Taylor Capital Group, Inc	4,900
6,573		TCF Financial Corp	173,264
5,631		TD Banknorth, Inc	181,093
987	*	Texas Capital Bancshares, Inc	20,234
854		TierOne Corp	23,092
281	e	Tompkins Trustco, Inc	11,763
617		Trico Bancshares	14,604
2,989	e	Trustco Bank Corp NY	28,635
2,776		Trustmark Corp	77,839
3,928	e	UCBH Holdings, Inc	73,139
1,977		UMB Financial Corp	74,651
2,336	e	Umpqua Holdings Corp	62,535
559		Union Bankshares Corp	14,500
3,105		UnionBanCal Corp	196,919

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,927	e	United Bankshares, Inc	$67,503
1,282		United Community Banks, Inc	42,037
1,315		United Community Financial Corp	14,531
296		United Security Bancshares	5,645
488	e	Univest Corp of Pennsylvania	12,088
87,158		US Bancorp	3,047,915
451	e	USB Holding Co, Inc	10,233
6,818	e	Valley National Bancorp	172,155
301	e	Vineyard National Bancorp	6,935
495	e*	Virginia Commerce Bancorp	10,717
466	e	Virginia Financial Group, Inc	12,083
4,158		W Holding Co, Inc	20,790
92,333		Wachovia Corp	5,082,932
4,327		Washington Federal, Inc	101,511
42,977		Washington Mutual, Inc	1,735,411
457	e	Washington Trust Bancorp, Inc	12,252
439	e*	Wauwatosa Holdings, Inc	7,674
3,190		Webster Financial Corp	153,152
164,300		Wells Fargo & Co	5,656,849
819	e	WesBanco, Inc	25,283
904	e	West Bancorporation, Inc	13,641
702		West Coast Bancorp	22,443
2,192	e	Westamerica Bancorporation	105,589
548	e*	Western Alliance Bancorp	17,010
36,751		Western Union Co	806,684
708		Westfield Financial, Inc	7,590
3,388		Whitney Holding Corp	103,605
649		Willow Grove Bancorp, Inc	8,372
4,022		Wilmington Trust Corp	169,608
766		Wilshire Bancorp, Inc	12,562
1,205		Wintrust Financial Corp	53,755
228		WSFS Financial Corp	14,701
349	e	Yardville National Bancorp	12,672
5,288		Zions Bancorporation	446,942
		TOTAL DEPOSITORY INSTITUTIONS	74,333,609

EATING AND DRINKING PLACES - 0.91%
1,701	e*	AFC Enterprises	34,105
3,286		Applebees International, Inc	81,427
396	e*	BJ's Restaurants, Inc	8,367
2,244		Bob Evans Farms, Inc	82,916
6,099		Brinker International, Inc	199,437
224	e*	Buffalo Wild Wings, Inc	14,269
1,048	e	Burger King Holdings, Inc	22,637
819	*	California Pizza Kitchen, Inc	26,937
1,284		CBRL Group, Inc	59,449
2,175	*	CEC Entertainment, Inc	90,350
3,734	e*	Cheesecake Factory	99,511
1,342	e*	Chipotle Mexican Grill, Inc (Class B)	77,031
3,723		CKE Restaurants, Inc	70,216
1,399	e*	Cosi, Inc	7,806
6,938		Darden Restaurants, Inc	285,776
3,414	*	Denny's Corp	16,729
1,571	*	Domino's Pizza, Inc	51,010

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
836	e	IHOP Corp	$49,031
1,809	*	Jack in the Box, Inc	125,056
2,318	*	Krispy Kreme Doughnuts, Inc	23,620
617	e	Landry's Restaurants, Inc	18,263
885	*	Luby's, Inc	8,646
486	*	McCormick & Schmick's Seafood Restaurants, Inc	13,030
59,912		McDonald's Corp	2,699,036
421	*	Morton's Restaurant Group, Inc	7,490
915	*	O'Charleys, Inc	17,650
2,753	e	OSI Restaurant Partners, Inc	108,744
992	*	Papa John's International, Inc	29,165
1,003	e*	PF Chang's China Bistro, Inc	42,006
1,414	*	Rare Hospitality International, Inc	42,547
951	e*	Red Robin Gourmet Burgers, Inc	36,918
2,449		Ruby Tuesday, Inc	70,041
960	e*	Ruth's Chris Steak House, Inc	19,546
3,679	*	Sonic Corp	81,968
37,606	*	Starbucks Corp	1,179,324
978	e*	Steak N Shake Co	16,401
2,182	e*	Texas Roadhouse, Inc (Class A)	31,094
8,889		Tim Hortons, Inc	270,403
2,567		Triarc Cos (Class B)	44,127
5,807		Wendy's International, Inc	181,759
13,147		Yum! Brands, Inc	759,371
		TOTAL EATING AND DRINKING PLACES	7,103,209

EDUCATIONAL SERVICES - 0.13%
6,822	*	Apollo Group, Inc (Class A)	299,486
4,931	*	Career Education Corp	150,395
3,600	*	Corinthian Colleges, Inc	49,500
2,531		DeVry, Inc	74,285
960	e*	Educate, Inc	7,353
2,234	*	ITT Educational Services, Inc	182,049
2,337	*	Laureate Education, Inc	137,813
919		Strayer Education, Inc	114,875
1,557	e*	Universal Technical Institute, Inc	35,936
		TOTAL EDUCATIONAL SERVICES	1,051,692

ELECTRIC, GAS, AND SANITARY SERVICES - 4.26%
32,197	*	AES Corp	692,901
4,049		AGL Resources, Inc	172,973
7,342	*	Allegheny Energy, Inc	360,786
1,515		Allete, Inc	70,629
5,509		Alliant Energy Corp	246,913
12,101	*	Allied Waste Industries, Inc	152,352
10,473		Ameren Corp	526,792
473		American Ecology Corp	9,086
18,866		American Electric Power Co, Inc	919,718
687		American States Water Co	25,330
6,929		Aqua America, Inc	155,556
15,554	*	Aquila, Inc	65,016
3,622		Atmos Energy Corp	113,296
2,313		Avista Corp	56,044
1,364		Black Hills Corp	50,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
804		California Water Service Group	$30,809
485		Cascade Natural Gas Corp	12,780
982	*	Casella Waste Systems, Inc (Class A)	9,584
14,460		Centerpoint Energy, Inc	259,412
1,150		CH Energy Group, Inc	55,994
701	*	Clean Harbors, Inc	31,699
2,560		Cleco Corp	66,125
11,187		CMS Energy Corp	199,129
12,431		Consolidated Edison, Inc	634,727
8,816		Constellation Energy Group, Inc	766,551
4,850	*	Covanta Holding Corp	107,573
1,098	e	Crosstex Energy, Inc	31,568
17,066		Dominion Resources, Inc	1,514,949
6,271	e	DPL, Inc	194,965
8,313	e	DTE Energy Co	398,193
59,290		Duke Energy Corp	1,202,994
4,378	e	Duquesne Light Holdings, Inc	86,641
18,912	*	Dynegy, Inc (Class A)	175,125
15,856		Edison International	779,005
33,768		El Paso Corp	488,623
3,046	*	El Paso Electric Co	80,262
1,058		Empire District Electric Co	26,238
3,703		Energen Corp	188,446
7,254		Energy East Corp	176,707
283	e	EnergySouth, Inc	11,866
10,375		Entergy Corp	1,088,545
32,698		Exelon Corp	2,246,680
16,447		FirstEnergy Corp	1,089,449
19,831		FPL Group, Inc	1,213,062
3,848		Great Plains Energy, Inc	124,868
3,976	e	Hawaiian Electric Industries, Inc	103,336
2,690		Idacorp, Inc	91,030
4,034		Integrys Energy Group, Inc	223,927
700		ITC Holdings Corp	30,303
9,246		KeySpan Corp	380,473
5,428		Kinder Morgan, Inc	577,811
945		Laclede Group, Inc	29,371
261	e	Markwest Hydrocarbon, Inc	16,182
8,969		MDU Resources Group, Inc	257,769
1,058		Metal Management, Inc	48,880
838	e	MGE Energy, Inc	29,715
11,969	*	Mirant Corp	484,266
4,066	e	National Fuel Gas Co	175,895
1,399		New Jersey Resources Corp	70,020
1,785	e	Nicor, Inc	86,430
12,979		NiSource, Inc	317,229
8,027		Northeast Utilities	263,045
1,464		Northwest Natural Gas Co	66,861
1,469		NorthWestern Corp	52,047
6,183	*	NRG Energy, Inc	445,423
5,310		NSTAR	186,487
4,542		OGE Energy Corp	176,230
5,153		Oneok, Inc	231,885
500	e	Ormat Technologies, Inc	20,980

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,516	e	Otter Tail Corp	$51,908
8,918		Pepco Holdings, Inc	258,800
16,595	e	PG&E Corp	801,041
379	e*	Pico Holdings, Inc	16,187
3,341		Piedmont Natural Gas Co, Inc	88,136
880	e*	Pike Electric Corp	15,910
5,084		Pinnacle West Capital Corp	245,303
5,873	*	Plug Power, Inc	18,559
3,751		PNM Resources, Inc	121,157
1,113	e	Portland General Electric Co	32,500
18,496		PPL Corp	756,486
12,722	e	Progress Energy, Inc	641,698
328	m,v*	Progress Energy, Inc	3
12,179		Public Service Enterprise Group, Inc	1,011,344
6,947		Puget Energy, Inc	178,399
4,054		Questar Corp	361,657
16,470	*	Reliant Energy, Inc	334,670
8,902		Republic Services, Inc	247,654
750		Resource America, Inc (Class A)	17,723
5,696		SCANA Corp	245,896
12,812		Sempra Energy	781,660
11,567	*	Sierra Pacific Resources	201,034
574	e	SJW Corp	23,236
1,844	e	South Jersey Industries, Inc	70,164
36,635		Southern Co	1,342,673
4,157		Southern Union Co	126,331
1,608		Southwest Gas Corp	62,503
850	e	Southwest Water Co	12,257
2,201	*	Stericycle, Inc	179,381
2,563	e	Synagro Technologies, Inc	14,609
8,855		TECO Energy, Inc	152,395
22,253		TXU Corp	1,426,417
4,646		UGI Corp	124,095
890		UIL Holdings Corp	30,883
1,817		Unisource Energy Corp	68,228
3,761	e	Vectren Corp	107,564
3,787	*	Waste Connections, Inc	113,383
800		Waste Industries USA, Inc	21,976
699	e*	Waste Services, Inc	6,948
4,635		Westar Energy, Inc	127,555
2,747		WGL Holdings, Inc	87,849
28,904		Williams Cos, Inc	822,636
5,747		Wisconsin Energy Corp	278,844
18,406	e	Xcel Energy, Inc	454,444
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,357,806

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.82%
1,190	e*	Acme Packet, Inc	17,588
1,312	*	Actel Corp	21,674
2,198		Acuity Brands, Inc	119,659
5,029	*	Adaptec, Inc	19,462
4,855	*	ADC Telecommunications, Inc	81,273
2,856		Adtran, Inc	69,544
1,511	*	Advanced Analogic Technologies, Inc	9,942

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,451	*	Advanced Energy Industries, Inc	$30,529
27,064	e*	Advanced Micro Devices, Inc	353,456
2,986	*	Aeroflex, Inc	39,266
8,645	*	Agere Systems, Inc	195,550
17,288		Altera Corp	345,587
1,237	e*	American Superconductor Corp	16,662
5,123		Ametek, Inc	176,948
1,431	*	AMIS Holdings, Inc	15,669
6,555	e*	Amkor Technology, Inc	81,806
4,124		Amphenol Corp (Class A)	266,287
4,696	e*	Anadigics, Inc	55,507
16,253		Analog Devices, Inc	560,566
6,363	*	Andrew Corp	67,384
41,419	*	Apple Computer, Inc	3,848,239
22,627	*	Applied Micro Circuits Corp	82,589
4,679	*	Arris Group, Inc	65,880
2,771	e*	Atheros Communications, Inc	66,310
23,079	*	Atmel Corp	116,087
1,346	*	ATMI, Inc	41,147
16,745	e*	Avanex Corp	29,974
5,634	*	Avnet, Inc	203,613
2,105		AVX Corp	31,996
2,329		Baldor Electric Co	87,896
574	e	Bel Fuse, Inc (Class B)	22,220
3,980	*	Benchmark Electronics, Inc	82,227
6,932	*	Bookham, Inc	15,736
21,999	*	Broadcom Corp (Class A)	705,508
21,082	*	Brocade Communications Systems, Inc	200,701
3,133	e*	CalAmp Corp	27,038
4,359	e*	Capstone Turbine Corp	4,621
4,669	e*	Carrier Access Corp	23,859
1,387	*	C-COR, Inc	19,224
1,728	e*	Ceradyne, Inc	94,591
1,439	*	Checkpoint Systems, Inc	34,047
1,155	e*	China BAK Battery, Inc	3,754
3,622	e*	Ciena Corp	101,235
297,521	*	Cisco Systems, Inc	7,595,711
812	e*	Color Kinetics, Inc	15,777
821	e*	Comtech Telecommunications Corp	31,797
22,516	e*	Conexant Systems, Inc	37,151
4,337	e*	Cree, Inc	71,387
1,756		CTS Corp	24,268
926		Cubic Corp	20,039
5,792	*	Cypress Semiconductor Corp	107,442
826	e*	Diodes, Inc	28,786
783	*	Ditech Networks, Inc	6,358
1,449	*	Dolby Laboratories, Inc (Class A)	50,005
1,600	*	DSP Group, Inc	30,400
825	*	DTS, Inc	19,990
1,088	*	Electro Scientific Industries, Inc	20,933
2,209	e*	Emcore Corp	11,045
40,174		Emerson Electric Co	1,731,098
617	*	EMS Technologies, Inc	11,890
2,621	e*	Energizer Holdings, Inc	223,734

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,626	e*	Energy Conversion Devices, Inc	$56,812
1,922	*	EnerSys	33,020
4,270	e*	Evergreen Solar, Inc	41,633
1,243	*	Exar Corp	16,457
6,287	*	Fairchild Semiconductor International, Inc	105,119
16,597	*	Finisar Corp	58,090
1,270	*	First Solar, Inc	66,053
942		Franklin Electric Co, Inc	43,803
2,947	e*	FuelCell Energy, Inc	23,163
10,703	*	Gemstar-TV Guide International, Inc	44,846
1,091	*	Genlyte Group, Inc	76,970
4,791	*	GrafTech International Ltd	43,502
700	*	Greatbatch, Inc	17,850
3,236		Harman International Industries, Inc	310,915
5,626	*	Harmonic, Inc	55,247
6,276		Harris Corp	319,762
4,617	e*	Hexcel Corp	91,647
534	*	Hittite Microwave Corp	21,451
40,221		Honeywell International, Inc	1,852,579
956	e*	Hutchinson Technology, Inc	22,323
477	*	ID Systems, Inc	5,738
3,390	e*	Ikanos Communications, Inc	26,340
1,456		Imation Corp	58,793
8,324	*	Integrated Device Technology, Inc	128,356
283,161		Intel Corp	5,416,870
2,259	e*	Interdigital Communications Corp	71,543
2,980	*	International Rectifier Corp	113,866
7,252		Intersil Corp (Class A)	192,105
1,030		Inter-Tel, Inc	24,349
1,695	e*	InterVoice, Inc	11,255
530	e*	iRobot Corp	6,927
684	*	IXYS Corp	6,997
2,631	*	Jarden Corp	100,767
9,851	e*	JDS Uniphase Corp	150,031
3,758	*	Kemet Corp	28,749
5,811		L-3 Communications Holdings, Inc	508,288
577	*	Lamson & Sessions Co	16,035
4,763	*	Lattice Semiconductor Corp	27,864
2,176		Lincoln Electric Holdings, Inc	129,603
15,093		Linear Technology Corp	476,788
1,023	*	Littelfuse, Inc	41,534
472	e*	Loral Space & Communications, Inc	24,015
683		LSI Industries, Inc	11,433
17,535	e*	LSI Logic Corp	183,065
2,849	*	Mattson Technology, Inc	25,926
15,846		Maxim Integrated Products, Inc	465,872
3,143	e*	Maxwell Technologies, Inc	39,350
1,064	e*	Medis Technologies Ltd	17,992
7,336	*	MEMC Electronic Materials, Inc	444,415
820	*	Mercury Computer Systems, Inc	11,373
1,572		Methode Electronics, Inc	23,218
3,046	*	Micrel, Inc	33,567
10,010		Microchip Technology, Inc	355,655
35,750	*	Micron Technology, Inc	431,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,827	e*	Microsemi Corp	$58,830
2,270	e*	Microtune, Inc	9,352
18,270	e*	Mindspeed Technologies, Inc	39,646
2,659	e*	MIPS Technologies, Inc	23,745
12,088	e*	Mobility Electronics, Inc	37,594
6,861		Molex, Inc	193,480
903	e*	Monolithic Power Systems, Inc	11,649
2,189	*	Moog, Inc (Class A)	91,172
972	*	MoSys, Inc	8,165
120,145		Motorola, Inc	2,122,962
12,529	e*	MRV Communications, Inc	44,478
383	e*	Multi-Fineline Electronix, Inc	5,879
181		National Presto Industries, Inc	11,157
15,648		National Semiconductor Corp	377,743
1,828	e*	Netlogic Microsystems, Inc	48,661
18,111	*	Network Appliance, Inc	661,414
6,258	*	Novellus Systems, Inc	200,381
16,924	*	Nvidia Corp	487,073
4,031	e*	Omnivision Technologies, Inc	52,242
9,274	e*	ON Semiconductor Corp	82,724
4,194	e*	Openwave Systems, Inc	34,181
830	*	Oplink Communications, Inc	14,915
803	e*	Optical Communication Products, Inc	1,076
575	e*	OSI Systems, Inc	15,203
856		Park Electrochemical Corp	23,215
2,894	e*	Parkervision, Inc	38,230
824	*	Pericom Semiconductor Corp	8,059
1,953	*	Photronics, Inc	30,369
2,177		Plantronics, Inc	51,421
3,728	*	Plexus Corp	63,935
2,850	*	PLX Technology, Inc	27,759
11,528	e*	PMC - Sierra, Inc	80,811
3,736	*	Polycom, Inc	124,521
242	*	Powell Industries, Inc	7,744
2,878	e*	Power-One, Inc	16,462
8,818	e*	Powerwave Technologies, Inc	50,174
7,690	*	QLogic Corp	130,730
81,554		Qualcomm, Inc	3,479,094
3,100	e*	Quantum Fuel Systems Technologies Worldwide, Inc	3,782
5,923		RadioShack Corp	160,099
732	e*	Radyne Corp	6,676
4,362	e*	Rambus, Inc	92,692
752	e	Raven Industries, Inc	21,094
1,279	e	Regal-Beloit Corp	59,320
13,340	e*	RF Micro Devices, Inc	83,108
756	*	Rogers Corp	33,529
26,033	e*	Sanmina-SCI Corp	94,239
2,802	*	Semtech Corp	37,771
3,657	*	Silicon Image, Inc	29,841
2,056	*	Silicon Laboratories, Inc	61,515
4,590	*	Silicon Storage Technology, Inc	22,629
2,634	e*	Sirenza Microdevices, Inc	22,705
69,990	e*	Sirius Satellite Radio, Inc	223,968
10,334	e*	Skyworks Solutions, Inc	59,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,160	e*	Spansion, Inc (Class A)	$26,330
3,061	e*	Spectrum Brands, Inc	19,376
1,222	*	Standard Microsystems Corp	37,320
530	e*	Sunpower Corp (Class A)	24,115
485	*	Supertex, Inc	16,107
6,440	*	Sycamore Networks, Inc	24,085
2,092	e*	Symmetricom, Inc	17,363
807	e*	Synaptics, Inc	20,643
1,696		Technitrol, Inc	44,418
1,290	e*	Techwell, Inc	16,086
2,237	e*	Tekelec	33,354
2,066		Teleflex, Inc	140,633
21,085	*	Tellabs, Inc	208,742
1,866	*	Tessera Technologies, Inc	74,155
70,298		Texas Instruments, Inc	2,115,970
3,045	*	Thomas & Betts Corp	148,657
8,259	*	Transmeta Corp	4,708
3,536	e*	Transwitch Corp	5,622
3,087	*	Trident Microsystems, Inc	61,925
6,366	*	Triquint Semiconductor, Inc	31,830
1,955	*	TTM Technologies, Inc	18,651
1,134	e*	Universal Display Corp	17,112
621	*	Universal Electronics, Inc	17,301
7,437	e*	Utstarcom, Inc	61,653
3,114	*	Varian Semiconductor Equipment Associates, Inc	166,225
966	*	Viasat, Inc	31,849
772		Vicor Corp	7,735
488	e*	Virage Logic Corp	3,548
7,726	*	Vishay Intertechnology, Inc	108,018
440	e*	Volterra Semiconductor Corp	5,746
3,431		Whirlpool Corp	291,326
16,056		Xilinx, Inc	413,121
4,672	e*	Zhone Technologies, Inc	5,793
1,620	e*	Zoltek Cos, Inc	56,587
3,673	*	Zoran Corp	62,514
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	45,519,695

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
1,138	e*	Advisory Board Co	57,606
5,128	e*	Amylin Pharmaceuticals, Inc	191,582
2,911	*	Applera Corp (Celera Genomics Group)	41,336
3,964	e*	Ariad Pharmaceuticals, Inc	17,798
349		CDI Corp	10,093
18,397	*	Celgene Corp	965,107
489	*	Cornell Cos, Inc	9,888
1,974	e	Corporate Executive Board Co	149,945
872	*	CRA International, Inc	45,501
3,342	e*	CV Therapeutics, Inc	26,302
7,787	e*	deCODE genetics, Inc	28,423
1,088		Diamond Management & Technology Consultants, Inc	12,719
1,409	e*	Diversa Corp	11,004
1,976	e*	eResearch Technology, Inc	15,531
2,898	*	Exelixis, Inc	28,806
700	*	Exponent, Inc	13,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
897	*	First Consulting Group, Inc	$8,163
4,360		Fluor Corp	391,179
2,728	*	Gen-Probe, Inc	128,434
2,397	*	Harris Interactive, Inc	14,454
5,740	e*	Hewitt Associates, Inc (Class A)	167,780
717	*	Huron Consulting Group, Inc	43,622
2,654	e*	Incyte Corp	17,490
1,108	*	Infrasource Services, Inc	33,827
4,108	*	Isis Pharmaceuticals, Inc	38,081
5,426	*	Jacobs Engineering Group, Inc	253,123
1,240	e*	KBR, Inc	25,234
514	*	Kendle International, Inc	18,257
402	e	Landauer, Inc	20,293
998	*	LECG Corp	14,451
3,091	*	Lexicon Genetics, Inc	11,220
1,393	e*	Lifecell Corp	34,783
1,458	e*	Luminex Corp	20,004
885		MAXIMUS, Inc	30,515
1,339	e*	Maxygen, Inc	14,930
4,374	*	Monogram Biosciences, Inc	8,486
11,923		Moody's Corp	739,941
281	*	MTC Technologies, Inc	5,909
1,748	e*	Myriad Genetics, Inc	60,236
1,944	*	Navigant Consulting, Inc	38,413
1,115	*	Omnicell, Inc	23,326
16,701		Paychex, Inc	632,467
700	e*	PharmaNet Development Group, Inc	18,200
7,354		Quest Diagnostics, Inc	366,744
2,601	*	Regeneron Pharmaceuticals, Inc	56,234
5,690	e*	Rentech, Inc	17,867
1,988	*	Resources Connection, Inc	63,596
1,502	e*	Rigel Pharmaceuticals, Inc	16,312
4,430	*	SAIC, Inc	76,728
4,966	e*	Sangamo Biosciences, Inc	33,769
3,926	e*	Savient Pharmaceuticals, Inc	47,190
1,893	e*	Senomyx, Inc	23,435
4,240	e*	Shaw Group, Inc	132,585
1,265	*	Symyx Technologies, Inc	22,416
759	e*	Tejon Ranch Co	35,901
5,668	e*	Telik, Inc	30,777
2,974	*	Tetra Tech, Inc	56,684
613	e*	Trimeris, Inc	4,217
2,124	*	URS Corp	90,461
1,651	*	Washington Group International, Inc	109,659
2,487		Watson Wyatt & Co Holdings (Class A)	120,993
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,743,992

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
3,649	e*	Home Solutions of America, Inc	17,333
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	17,333

FABRICATED METAL PRODUCTS - 0.42%
1,662	*	Alliant Techsystems, Inc	146,123
493	e	Ameron International Corp	32,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,106		Aptargroup, Inc	$140,954
5,151		Ball Corp	236,173
754		CIRCOR International, Inc	26,918
5,764		Commercial Metals Co	180,701
866	*	Commercial Vehicle Group, Inc	17,840
2,735		Crane Co	110,549
8,162	*	Crown Holdings, Inc	199,642
900	*	Dynamic Materials Corp	29,448
1,108	*	Griffon Corp	27,423
951	e	Gulf Island Fabrication, Inc	25,430
24,540		Illinois Tool Works, Inc	1,266,264
1,290		Insteel Industries, Inc	21,659
583	e*	Ladish Co, Inc	21,944
394		Lifetime Brands, Inc	8,231
2,264	*	Mobile Mini, Inc	60,630
5,711	e	Mueller Water Products, Inc (Class A)	78,869
974	e*	NCI Building Systems, Inc	46,499
4,958		Pentair, Inc	154,491
1,910	*	PGT, Inc	22,920
866		Silgan Holdings, Inc	44,261
1,564	e	Simpson Manufacturing Co, Inc	48,234
3,109	e*	Smith & Wesson Holding Corp	40,697
3,011		Snap-On, Inc	144,829
5,277	e*	Taser International, Inc	42,374
708	e	Valmont Industries, Inc	40,944
1,041	e	Watts Water Technologies, Inc (Class A)	39,589
		TOTAL FABRICATED METAL PRODUCTS	3,256,105

FOOD AND KINDRED PRODUCTS - 2.75%
37,940		Anheuser-Busch Cos, Inc	1,914,452
32,138		Archer Daniels Midland Co	1,179,465
417	e*	Boston Beer Co, Inc (Class A)	13,907
10,992		Campbell Soup Co	428,138
136		Coca-Cola Bottling Co Consolidated	7,702
99,588		Coca-Cola Co	4,780,224
14,470		Coca-Cola Enterprises, Inc	293,018
26,369		ConAgra Foods, Inc	656,876
9,450	*	Constellation Brands, Inc (Class A)	200,151
3,684		Corn Products International, Inc	131,114
3,121	*	Darling International, Inc	20,287
10,346		Del Monte Foods Co	118,772
645		Diamond Foods, Inc	10,739
290	e	Farmer Bros Co	6,583
2,972		Flowers Foods, Inc	89,665
17,180		General Mills, Inc	1,000,220
16,539		H.J. Heinz Co	779,318
3,632	e*	Hansen Natural Corp	137,580
8,543		Hershey Co	466,960
4,431		Hormel Foods Corp	164,789
477	e	Imperial Sugar Co	15,994
493		J&J Snack Foods Corp	19,469
3,106		J.M. Smucker Co	165,612
903	e*	Jones Soda Co	18,259
12,364		Kellogg Co	635,881

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,775	e	Kraft Foods, Inc (Class A)	$341,137
1,299		Lancaster Colony Corp	57,403
1,209	e	Lance, Inc	24,470
367	e*	M&F Worldwide Corp	17,473
6,660		McCormick & Co, Inc	256,543
385	e	MGP Ingredients, Inc	7,842
2,528		Molson Coors Brewing Co (Class B)	239,199
234	*	National Beverage Corp	4,104
477	e*	Peet's Coffee & Tea, Inc	13,175
6,615		Pepsi Bottling Group, Inc	210,952
3,287		PepsiAmericas, Inc	73,366
80,740		PepsiCo, Inc	5,131,834
2,201	*	Performance Food Group Co	67,945
790		Premium Standard Farms, Inc	16,622
1,226	*	Ralcorp Holdings, Inc	78,832
880	e	Reddy Ice Holdings, Inc	26,558
659	e	Sanderson Farms, Inc	24,422
36,870		Sara Lee Corp	623,840
4,552	*	Smithfield Foods, Inc	136,332
2,050		Tootsie Roll Industries, Inc	61,439
1,498		Topps Co, Inc	14,560
1,753	*	TreeHouse Foods, Inc	53,414
10,907		Tyson Foods, Inc (Class A)	211,724
11,788		Wrigley (Wm.) Jr Co	600,363
		TOTAL FOOD AND KINDRED PRODUCTS	21,548,724

FOOD STORES - 0.25%
70	e	Arden Group, Inc (Class A)	9,345
646	e	Great Atlantic & Pacific Tea Co, Inc	21,434
417		Ingles Markets, Inc (Class A)	17,030
36,080		Kroger Co	1,019,260
1,250	e*	Panera Bread Co (Class A)	73,825
935	e*	Pantry, Inc	42,281
2,148	*	Pathmark Stores, Inc	27,494
1,648		Ruddick Corp	49,572
9,739		Supervalu, Inc	380,503
462		Weis Markets, Inc	20,651
6,622		Whole Foods Market, Inc	296,997
1,375	e*	Wild Oats Markets, Inc	25,025
		TOTAL FOOD STORES	1,983,417

FORESTRY - 0.13%
3,932		Rayonier, Inc	169,076
11,062		Weyerhaeuser Co	826,774
		TOTAL FORESTRY	995,850

FURNITURE AND FIXTURES - 0.30%
1,362	e	Ethan Allen Interiors, Inc	48,133
1,610	e	Furniture Brands International, Inc	25,406
3,759		Herman Miller, Inc	125,889
3,442		Hillenbrand Industries, Inc	204,351
2,529		HNI Corp	116,157
308	e	Hooker Furniture Corp	6,175
2,650		Interface, Inc (Class A)	42,374

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,397		Johnson Controls, Inc	$889,144
921	e	Kimball International, Inc (Class B)	17,757
1,728	e	La-Z-Boy, Inc	21,393
8,743		Leggett & Platt, Inc	198,204
18,321		Masco Corp	501,995
841	e	Sealy Corp	14,701
2,316	e*	Select Comfort Corp	41,225
408		Stanley Furniture Co, Inc	8,486
3,493	e	Tempur-Pedic International, Inc	90,783
1,750	e*	Williams Scotsman International, Inc	34,405
		TOTAL FURNITURE AND FIXTURES	2,386,578

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
13,445	*	Bed Bath & Beyond, Inc	540,086
7,868		Circuit City Stores, Inc	145,794
652	e*	Cost Plus, Inc	6,520
6,224	*	GameStop Corp (Class A)	202,716
1,395	e*	Guitar Center, Inc	62,942
621		Haverty Furniture Cos, Inc	8,694
1,390		Knoll, Inc	33,124
2,516	e*	Mohawk Industries, Inc	206,438
6,805	e*	Pier 1 Imports, Inc	47,022
997	e*	Restoration Hardware, Inc	6,540
4,372		Steelcase, Inc (Class A)	86,959
978	e	Tuesday Morning Corp	14,513
5,167	e	Williams-Sonoma, Inc	183,222
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,544,570

GENERAL BUILDING CONTRACTORS - 0.29%
200	e	Amrep Corp	15,450
698	e*	Avatar Holdings, Inc	49,865
2,261	e	Beazer Homes USA, Inc	65,637
1,056	e	Brookfield Homes Corp	33,898
266	*	Cavco Industries, Inc	9,297
5,343		Centex Corp	223,231
14,470		DR Horton, Inc	318,355
2,520	e*	Hovnanian Enterprises, Inc (Class A)	63,403
3,887	e	KB Home	165,858
6,245		Lennar Corp (Class A)	263,601
1,893		Levitt Corp (Class A)	17,624
904	e	M/I Homes, Inc	24,001
902		McGrath RentCorp	28,566
1,751		MDC Holdings, Inc	84,170
1,976	e*	Meritage Homes Corp	63,469
202	*	NVR, Inc	134,330
555	*	Palm Harbor Homes, Inc	7,959
1,161	*	Perini Corp	42,794
9,595		Pulte Homes, Inc	253,884
1,823	e	Ryland Group, Inc	76,912
3,354	e	Standard-Pacific Corp	69,998
256	e*	Team, Inc	9,766
975	e	Technical Olympic USA, Inc	3,890
5,850	*	Toll Brothers, Inc	160,173
2,646		Walter Industries, Inc	65,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,284	e*	WCI Communities, Inc	$48,741
		TOTAL GENERAL BUILDING CONTRACTORS	2,300,361

GENERAL MERCHANDISE STORES - 1.72%
1,632	e*	99 Cents Only Stores	24,039
5,832	*	Big Lots, Inc	182,425
4,029	*	BJ's Wholesale Club, Inc	136,301
468	e	Bon-Ton Stores, Inc	26,320
1,794	*	Cabela's, Inc	44,509
2,116		Casey's General Stores, Inc	52,921
381	e*	Conn's, Inc	9,430
23,082		Costco Wholesale Corp	1,242,735
3,250	e	Dillard's, Inc (Class A)	106,372
14,590		Dollar General Corp	308,578
7,851		Family Dollar Stores, Inc	232,547
26,996		Federated Department Stores, Inc	1,216,170
1,377	e	Fred's, Inc	20,242
11,414		JC Penney Co, Inc	937,774
1,190	e*	Retail Ventures, Inc	25,050
6,848		Saks, Inc	142,712
875		Stein Mart, Inc	14,280
42,326		Target Corp	2,508,239
22,305		TJX Cos, Inc	601,343
120,227		Wal-Mart Stores, Inc	5,644,658
		TOTAL GENERAL MERCHANDISE STORES	13,476,645

HEALTH SERVICES - 1.37%
505	e*	Alliance Imaging, Inc	4,409
1,070	*	Amedisys, Inc	34,700
9,666		AmerisourceBergen Corp	509,882
2,170	*	Amsurg Corp	53,143
1,862	*	Apria Healthcare Group, Inc	60,050
339	e*	Bio-Reference Labs, Inc	8,611
620	e	Brookdale Senior Living, Inc	27,689
4,829		Cigna Corp	688,905
5,415	e*	Community Health Systems, Inc	190,879
363	*	Corvel Corp	10,981
2,395	*	Covance, Inc	142,119
8,034	*	Coventry Health Care, Inc	450,306
1,087	*	Cross Country Healthcare, Inc	19,816
4,758	*	DaVita, Inc	253,697
3,053	*	Edwards Lifesciences Corp	154,787
900	e*	Emeritus Corp	30,375
1,006	e*	Enzo Biochem, Inc	15,170
5,554	*	Express Scripts, Inc	448,319
1,315	*	Five Star Quality Care, Inc	13,518
963	*	Genesis HealthCare Corp	60,775
1,154	*	Genomic Health, Inc	20,010
2,478	*	Gentiva Health Services, Inc	49,981
11,453		Health Management Associates, Inc (Class A)	124,494
2,108	*	Healthways, Inc	98,549
401	*	Horizon Health Corp	7,840
1,110	e*	Hythiam, Inc	7,548
1,499	*	Kindred Healthcare, Inc	49,137

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,235	*	Laboratory Corp of America Holdings	$452,848
1,181	e	LCA-Vision, Inc	48,645
474	*	LHC Group, Inc	15,372
3,147	*	LifePoint Hospitals, Inc	120,278
4,343	*	Lincare Holdings, Inc	159,171
1,843	*	Magellan Health Services, Inc	77,406
3,502	e	Manor Care, Inc	190,369
1,055	*	Matria Healthcare, Inc	27,810
14,757		McKesson Corp	863,875
275	*	Medcath Corp	7,508
14,568	*	Medco Health Solutions, Inc	1,056,617
254	e	National Healthcare Corp	12,949
3,487	e*	Nektar Therapeutics	45,540
620	*	Nighthawk Radiology Holdings, Inc	11,278
1,899	*	Odyssey HealthCare, Inc	24,934
6,217		Omnicare, Inc	247,250
1,779	e	Option Care, Inc	23,661
2,510	*	Pediatrix Medical Group, Inc	143,221
4,876		Pharmaceutical Product Development, Inc	164,272
2,864	*	Psychiatric Solutions, Inc	115,448
418	e*	Radiation Therapy Services, Inc	12,807
635	*	RehabCare Group, Inc	10,077
3,072	e*	Sierra Health Services, Inc	126,474
1,400	e*	Stereotaxis, Inc	16,660
2,666	*	Sun Healthcare Group, Inc	32,925
2,302	*	Sunrise Senior Living, Inc	90,975
636	*	Symbion, Inc	12,472
23,210	*	Tenet Healthcare Corp	149,240
4,665	*	Triad Hospitals, Inc	243,798
1,920	*	United Surgical Partners International, Inc	59,155
2,419		Universal Health Services, Inc (Class B)	138,512
513	e*	VistaCare, Inc (Class A)	4,463
31,064	*	WellPoint, Inc	2,519,290
		TOTAL HEALTH SERVICES	10,760,990

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
1,460		Granite Construction, Inc	80,680
2,432	*	Matrix Service Co	49,199
372	*	Sterling Construction Co, Inc	7,090
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	136,969

HOLDING AND OTHER INVESTMENT OFFICES - 4.16%
2,614		Acadia Realty Trust	68,147
1,376	e*	Affiliated Managers Group, Inc	149,090
3,483	e*	Affordable Residential Communities LP	42,249
287	e	Agree Realty Corp	9,798
105	*	Alexander's, Inc	43,228
1,496		Alexandria Real Estate Equities, Inc	150,153
6,937	e	Allied Capital Corp	199,855
4,398		AMB Property Corp	258,558
1,447	e	American Campus Communities, Inc	43,830
5,376		American Financial Realty Trust	54,190
3,098	e	American Home Mortgage Investment Corp	83,615
10,279		Annaly Mortgage Management, Inc	159,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,152		Anthracite Capital, Inc	$37,824
2,610		Anworth Mortgage Asset Corp	25,500
4,672		Apartment Investment & Management Co (Class A)	269,528
6,022		Apollo Investment Corp	128,871
386		Arbor Realty Trust, Inc	11,750
9,846		Archstone-Smith Trust	534,441
2,985		Ashford Hospitality Trust, Inc	35,641
3,700		AvalonBay Communities, Inc	481,000
2,824		BioMed Realty Trust, Inc	74,271
5,285		Boston Properties, Inc	620,459
4,101		Brandywine Realty Trust	137,014
2,453		BRE Properties, Inc (Class A)	154,907
2,628		Camden Property Trust	184,775
1,408		Capital Lease Funding, Inc	15,080
111		Capital Southwest Corp	17,057
940		Capital Trust, Inc (Class A)	42,836
3,179		CBL & Associates Properties, Inc	142,546
1,530		CBRE Realty Finance, Inc	20,242
1,880		Cedar Shopping Centers, Inc	30,456
184	e	Cherokee, Inc	7,923
2,398		Colonial Properties Trust	109,516
542		Compass Diversified Trust	9,089
1,573		Corporate Office Properties Trust	71,855
1,880		Cousins Properties, Inc	61,777
3,197		Crescent Real Estate Equities Co	64,132
1,090		Crystal River Capital, Inc	29,256
8,100		DCT Industrial Trust, Inc	95,823
2,139		Deerfield Triarc Capital Corp	32,064
5,489		Developers Diversified Realty Corp	345,258
4,271		DiamondRock Hospitality Co	81,149
1,640		Digital Realty Trust, Inc	65,436
3,860		Douglas Emmett, Inc	98,546
6,312		Duke Realty Corp	274,383
1,133		EastGroup Properties, Inc	57,817
834	e	Education Realty Trust, Inc	12,327
1,464		Entertainment Properties Trust	88,206
2,250		Equity Inns, Inc	36,855
1,292		Equity Lifestyle Properties, Inc	69,781
2,160		Equity One, Inc	57,240
13,416		Equity Residential	647,054
1,051		Essex Property Trust, Inc	136,083
3,360		Extra Space Storage, Inc	63,638
2,433		Federal Realty Investment Trust	220,478
3,010		FelCor Lodging Trust, Inc	78,170
3,003		Fieldstone Investment Corp	9,219
2,470	e	First Industrial Realty Trust, Inc	111,891
858		First Potomac Realty Trust	24,513
3,156	e	Franklin Street Properties Corp	60,532
9,526	e	Friedman Billings Ramsey Group, Inc (Class A)	52,583
8,318		General Growth Properties, Inc	537,093
755	e	Getty Realty Corp	21,699
395	e	Gladstone Capital Corp	9,353
629	e	Gladstone Investment Corp	9,353
1,627	e	Glimcher Realty Trust	43,961

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,180	e	GMH Communities Trust	$21,778
695	e	Gramercy Capital Corp	21,323
682	e*	Harris & Harris Group, Inc	8,811
9,420		Health Care Property Investors, Inc	339,403
3,139		Health Care REIT, Inc	137,802
1,823		Healthcare Realty Trust, Inc	67,998
1,137	e	Hersha Hospitality Trust	13,394
2,478		Highland Hospitality Corp	44,108
2,254		Highwoods Properties, Inc	89,010
1,625		Home Properties, Inc	85,816
10,770	e	HomeBanc Corp	37,587
4,755		Hospitality Properties Trust	222,534
25,179		Host Marriott Corp	662,459
8,972	e	HRPT Properties Trust	110,356
1		Hugoton Royalty Trust	25
8,379	e	IMPAC Mortgage Holdings, Inc	41,895
3,626	e	Inland Real Estate Corp	66,501
2,210		Innkeepers U.S.A. Trust	35,979
1,721		Investors Real Estate Trust	18,225
151,400		iShares Russell 3000 Index Fund	12,511,696
6,253		iStar Financial, Inc	292,828
880	e	JER Investors Trust, Inc	16,737
1,649		Kilroy Realty Corp	121,614
10,185	e	Kimco Realty Corp	496,417
1,660	e	Kite Realty Group Trust	33,117
3,745		KKR Financial Corp	102,725
2,478		LaSalle Hotel Properties	114,880
3,106		Lexington Corporate Properties Trust	65,630
4,544	e	Liberty Property Trust	221,384
1,306		LTC Properties, Inc	33,838
3,289		Luminent Mortgage Capital, Inc	29,403
3,139		Macerich Co	289,918
3,054		Mack-Cali Realty Corp	145,462
1,740		Maguire Properties, Inc	61,874
1,644	e	Medical Properties Trust, Inc	24,150
6,400		MFA Mortgage Investments, Inc	49,280
1,187		Mid-America Apartment Communities, Inc	66,780
1,200		MVC Capital, Inc	18,780
892	e	National Health Investors, Inc	27,955
3,208		National Retail Properties, Inc	77,601
3,253		Nationwide Health Properties, Inc	101,689
5,631		New Plan Excel Realty Trust	185,992
2,758		Newcastle Investment Corp	76,479
2,706		NorthStar Realty Finance Corp	41,158
1,495	e	Novastar Financial, Inc	7,475
2,173		Omega Healthcare Investors, Inc	37,267
544	e	Parkway Properties, Inc	28,424
1,780		Pennsylvania Real Estate Investment Trust	78,907
9,549		Plum Creek Timber Co, Inc	376,421
2,254	e	Post Properties, Inc	103,075
1,978		Potlatch Corp	90,553
11,847		Prologis	769,226
842		PS Business Parks, Inc	59,378
5,807		Public Storage, Inc	549,749

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,305		RAIT Investment Trust	$92,342
562	e	Ramco-Gershenson Properties	20,069
10,396	*	Realogy Corp	307,826
4,460		Realty Income Corp	125,772
1,315		Redwood Trust, Inc	68,617
3,334		Regency Centers Corp	278,556
990		Republic Property Trust	11,375
884		Saul Centers, Inc	50,300
3,365		Senior Housing Properties Trust	80,424
10,683		Simon Property Group, Inc	1,188,484
2,842		SL Green Realty Corp	389,866
1,525		Sovran Self Storage, Inc	84,500
5,245		Spirit Finance Corp	78,151
770	e*	Star Maritime Acquisition Corp	7,893
3,047		Strategic Hotels & Resorts, Inc	69,685
754		Sun Communities, Inc	23,389
3,459		Sunstone Hotel Investors, Inc	94,292
1,579	e	Tanger Factory Outlet Centers, Inc	63,776
2,287	e	Tarragon Corp	23,716
2,705		Taubman Centers, Inc	156,863
6,015		Thornburg Mortgage, Inc	156,390
6,494		UDR, Inc	198,846
514	e	Universal Health Realty Income Trust	18,376
841		Urstadt Biddle Properties, Inc (Class A)	16,450
1,920		U-Store-It Trust	38,630
4,993		Ventas, Inc	210,355
14,672		Virgin Media, Inc	370,468
6,338		Vornado Realty Trust	756,377
2,716	e	Washington Real Estate Investment Trust	101,633
4,238		Weingarten Realty Investors	201,559
762	*	Winston Hotels, Inc	11,453
2,500		Winthrop Realty Trust	16,525
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	32,565,907

HOTELS AND OTHER LODGING PLACES - 0.56%
1,198		Ameristar Casinos, Inc	38,468
712	e*	Bluegreen Corp	8,038
2,573		Boyd Gaming Corp	122,578
2,000		Choice Hotels International, Inc	70,860
1,861	*	Gaylord Entertainment Co	98,391
954	*	Great Wolf Resorts, Inc	12,621
18,153		Hilton Hotels Corp	652,817
743	e*	Isle of Capri Casinos, Inc	19,036
6,388	*	Las Vegas Sands Corp	553,265
1,050	*	Lodgian, Inc	14,028
938		Marcus Corp	21,818
15,696		Marriott International, Inc (Class A)	768,476
5,385	*	MGM Mirage	374,365
342	*	Monarch Casino & Resort, Inc	8,892
2,420	e*	Morgans Hotel Group Co	50,844
937	e*	Riviera Holdings Corp	26,189
10,572		Starwood Hotels & Resorts Worldwide, Inc	685,594
2,480		Station Casinos, Inc	214,694
2,059	e*	Trump Entertainment Resorts, Inc	37,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,430	e*	Vail Resorts, Inc	$77,692
9,747	*	Wyndham Worldwide Corp	332,860
2,282	e	Wynn Resorts Ltd	216,471
		TOTAL HOTELS AND OTHER LODGING PLACES	4,405,203

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.97%
36,888		3M Co	2,819,350
396	e	Aaon, Inc	10,347
1,115	e	Actuant Corp (Class A)	56,653
4,290	*	AGCO Corp	158,601
1,085	e	Albany International Corp (Class A)	38,995
1,377	e*	Allis-Chalmers Energy, Inc	21,688
8,280		American Standard Cos, Inc	439,005
306		Ampco-Pittsburgh Corp	8,840
65,589		Applied Materials, Inc	1,201,608
1,300	*	Astec Industries, Inc	52,325
1,420	e*	ASV, Inc	21,669
5,262	*	Asyst Technologies, Inc	36,992
7,344	*	Axcelis Technologies, Inc	56,116
3,358	e	Black & Decker Corp	274,080
723		Black Box Corp	26,418
2,391	e*	Blount International, Inc	29,768
2,080	e	Briggs & Stratton Corp	64,168
3,439	*	Brooks Automation, Inc	58,979
1,368		Bucyrus International, Inc (Class A)	70,452
3,378		Carlisle Cos, Inc	145,017
779		Cascade Corp	46,646
32,588		Caterpillar, Inc	2,184,374
2,840		CDW Corp	174,461
4,059	*	Cirrus Logic, Inc	31,092
749	*	Columbus McKinnon Corp	16,770
2,422		Cummins, Inc	350,512
2,594		Curtiss-Wright Corp	99,973
1,615	*	Cymer, Inc	67,103
11,380		Deere & Co	1,236,323
112,312	*	Dell, Inc	2,606,761
3,544		Diebold, Inc	169,084
4,093		Donaldson Co, Inc	147,757
9,691		Dover Corp	473,018
1,490	*	Dresser-Rand Group, Inc	45,385
1,068	*	Dril-Quip, Inc	46,223
7,271		Eaton Corp	607,565
2,405	*	Electronics for Imaging, Inc	56,397
107,045	*	EMC Corp	1,482,573
3,352	*	Emulex Corp	61,308
2,000	*	ENGlobal Corp	11,100
816	*	EnPro Industries, Inc	29,417
5,635	*	Entegris, Inc	60,294
4,316	e*	Extreme Networks, Inc	18,257
713	e*	Flanders Corp	5,169
2,739		Flowserve Corp	156,643
3,384	*	FMC Technologies, Inc	236,068
2,790	*	Gardner Denver, Inc	97,231
18,849	*	Gateway, Inc	41,279

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
386	e*	Gehl Co	$9,797
507,226	d	General Electric Co	17,935,511
3,100	*	Global Imaging Systems, Inc	60,450
969	*	Goodman Global, Inc	17,074
435		Gorman-Rupp Co	13,933
3,389		Graco, Inc	132,713
6,241	*	Grant Prideco, Inc	311,051
136,665		Hewlett-Packard Co	5,485,733
849	*	Hydril	81,708
2,489		IDEX Corp	126,640
2,109	e*	Intermec, Inc	47,115
75,844		International Business Machines Corp	7,149,055
16,546		International Game Technology	668,127
1,881	e*	Intevac, Inc	49,602
8,194	e	Jabil Circuit, Inc	175,434
5,432		Joy Global, Inc	233,033
644	*	Kadant, Inc	16,332
1,178	e	Kaydon Corp	50,136
2,429		Kennametal, Inc	164,225
1,393	e*	Komag, Inc	45,593
2,318	*	Kulicke & Soffa Industries, Inc	21,442
7,082	*	Lam Research Corp	335,262
2,546		Lennox International, Inc	90,892
4,840	*	Lexmark International, Inc (Class A)	282,946
485	e	Lindsay Manufacturing Co	15,418
612		Lufkin Industries, Inc	34,382
2,884		Manitowoc Co, Inc	183,221
1,708	*	Micros Systems, Inc	92,215
277	*	Middleby Corp	36,520
1,295		Modine Manufacturing Co	29,656
265		Nacco Industries, Inc (Class A)	36,414
604	*	NATCO Group, Inc (Class A)	20,608
1,173	*	Netgear, Inc	33,466
485		NN, Inc	6,058
1,939		Nordson Corp	90,086
2,474	*	Oil States International, Inc	79,391
5,954		Pall Corp	226,252
3,492	*	Palm, Inc	63,310
6,003	e	Parker Hannifin Corp	518,204
1,711	*	Paxar Corp	49,106
6,315	*	Quantum Corp	17,051
1,849	e*	Rackable Systems, Inc	31,378
620	*	RBC Bearings, Inc	20,727
790	e*	Riverbed Technology, Inc	21,836
553		Robbins & Myers, Inc	20,621
7,729		Rockwell Automation, Inc	462,735
5,027	*	Safeguard Scientifics, Inc	14,880
11,398	*	SanDisk Corp	499,232
531		Sauer-Danfoss, Inc	15,983
1,200	e*	Scansource, Inc	32,208
2,742	e*	Scientific Games Corp (Class A)	90,020
661	*	Semitool, Inc	8,593
2,019	e*	Sigma Designs, Inc	53,019
36,758	*	Solectron Corp	115,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,793		SPX Corp	$196,069
564		Standex International Corp	16,080
3,866		Stanley Works	214,022
674	e*	Tecumseh Products Co (Class A)	6,787
654		Tennant Co	20,594
5,012	*	Terex Corp	359,661
4,438		Timken Co	134,516
2,403		Toro Co	123,130
918	e*	TurboChef Technologies, Inc	13,972
1,034	e*	Ultratech, Inc	14,073
7,509	e*	VA Software Corp	30,261
6,260	*	Varian Medical Systems, Inc	298,539
2,224	e*	VeriFone Holdings, Inc	81,687
1,157	e	Watsco, Inc	59,088
11,602	*	Western Digital Corp	195,030
1,668		Woodward Governor Co	68,672
3,961	*	Zebra Technologies Corp (Class A)	152,934
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	54,557,151

INSTRUMENTS AND RELATED PRODUCTS - 4.05%
956	e*	Abaxis, Inc	23,298
828	*	Abiomed, Inc	11,310
2,875	e*	Advanced Medical Optics, Inc	106,950
2,839	e*	Affymetrix, Inc	85,369
20,621	*	Agilent Technologies, Inc	694,755
2,388	e*	Align Technology, Inc	37,874
7,269		Allergan, Inc	805,551
3,495	e*	American Medical Systems Holdings, Inc	73,989
317	e*	American Science & Engineering, Inc	16,696
880		Analogic Corp	55,334
898	*	Anaren, Inc	15,814
499	*	Angiodynamics, Inc	8,428
8,890		Applera Corp (Applied Biosystems Group)	262,877
697	e*	Argon ST, Inc	18,443
1,546	*	Armor Holdings, Inc	104,092
1,497		Arrow International, Inc	48,144
983	e*	Arthrocare Corp	35,427
615	e*	Aspect Medical Systems, Inc	9,588
422	e	Badger Meter, Inc	11,204
5,321		Bard (C.R.), Inc	423,073
2,683		Bausch & Lomb, Inc	137,262
31,895		Baxter International, Inc	1,679,910
3,469		Beckman Coulter, Inc	221,634
11,941		Becton Dickinson & Co	918,143
12,137	e	Biomet, Inc	515,701
827	*	Bio-Rad Laboratories, Inc (Class A)	57,758
1,016	e*	Biosite, Inc	85,314
60,909	*	Boston Scientific Corp	885,617
968	*	Bruker BioSciences Corp	10,183
1,283	*	Candela Corp	14,652
1,983	e*	Cepheid, Inc	23,558
1,139	e*	Cerus Corp	7,688
1,163	*	Coherent, Inc	36,914
926	e	Cohu, Inc	17,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,022	*	Conmed Corp	$29,873
2,123		Cooper Cos, Inc	103,220
4,868	e*	Credence Systems Corp	16,113
809	*	Cyberonics, Inc	15,193
11,834		Danaher Corp	845,539
547		Datascope Corp	19,796
8,214		Dentsply International, Inc	269,009
1,499	e*	Depomed, Inc	5,351
708	e*	DexCom, Inc	5,565
909	*	Dionex Corp	61,912
891	*	DJ Orthopedics, Inc	33,769
2,244		DRS Technologies, Inc	117,069
600	e*	DXP Enterprises, Inc	22,920
13,185	e	Eastman Kodak Co	297,454
672	e	EDO Corp	17,606
1,077	e*	ESCO Technologies, Inc	48,271
1,080	e*	Esterline Technologies Corp	44,356
1,000	e*	ev3, Inc	19,700
655	*	Excel Technology, Inc	17,901
991	*	FEI Co	35,735
2,879	*	Flir Systems, Inc	102,694
1,872	*	Formfactor, Inc	83,772
2,632	*	Fossil, Inc	69,669
785	e*	Foxhollow Technologies, Inc	16,399
1,154	*	Haemonetics Corp	53,950
1,275	*	HealthTronics, Inc	6,872
1,678	*	Herley Industries, Inc	26,210
2,299	*	Hologic, Inc	132,514
520	*	ICU Medical, Inc	20,384
898	e*	I-Flow Corp	13,237
1,118	*	II-VI, Inc	37,844
2,172	*	Illumina, Inc	63,640
2,936	*	Input/Output, Inc	40,458
713	*	Integra LifeSciences Holdings Corp	32,499
874	e*	Intralase Corp	21,833
1,824	e*	Intuitive Surgical, Inc	221,744
1,096	e	Invacare Corp	19,114
1,916	e*	Ionatron, Inc	8,929
612	*	IRIS International, Inc	8,537
1,257	e*	Itron, Inc	81,755
1,354	*	Ixia	12,592
144,791		Johnson & Johnson	8,725,165
523	e*	Kensey Nash Corp	15,952
9,168		Kla-Tencor Corp	488,838
3,535	*	Kopin Corp	11,948
1,831	*	Kyphon, Inc	82,651
3,051	e*	L-1 Identity Solutions, Inc	50,372
3,001	*	LTX Corp	18,366
415	e*	Measurement Specialties, Inc	9,362
562	*	Medical Action Industries, Inc	13,432
58,951		Medtronic, Inc	2,892,136
1,613	e	Mentor Corp	74,198
1,160	*	Merit Medical Systems, Inc	14,558
2,148	*	Mettler-Toledo International, Inc	192,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,593	e*	Millipore Corp	$187,915
2,160	e	Mine Safety Appliances Co	90,850
1,514	*	MKS Instruments, Inc	38,637
756		Movado Group, Inc	22,264
884		MTS Systems Corp	34,335
2,733		National Instruments Corp	71,687
764	e*	Natus Medical, Inc	13,576
516	e*	Neurometrix, Inc	5,010
1,859	*	Newport Corp	30,432
1,400	*	Northstar Neuroscience, Inc	17,920
1,377	*	NuVasive, Inc	32,704
730	e	Oakley, Inc	14,702
159	e*	OYO Geospace Corp	11,276
649	e*	Palomar Medical Technologies, Inc	25,928
6,222		PerkinElmer, Inc	150,721
734	*	Photon Dynamics, Inc	9,256
11,057	e	Pitney Bowes, Inc	501,877
1,097		PolyMedica Corp	46,436
12,554	e*	RAE Systems, Inc	36,030
3,586	*	Resmed, Inc	180,627
3,790	*	Respironics, Inc	159,142
7,926		Rockwell Collins, Inc	530,487
636	*	Rofin-Sinar Technologies, Inc	37,638
4,051		Roper Industries, Inc	222,319
1,074	*	Rudolph Technologies, Inc	18,731
2,843	e*	Sirf Technology Holdings, Inc	78,922
696		Sirona Dental Systems, Inc	23,984
835	e*	Sonic Solutions, Inc	11,774
631	e*	SonoSite, Inc	17,832
1,262	e*	Spectranetics Corp	13,503
17,673	*	St. Jude Medical, Inc	664,682
3,808		STERIS Corp	101,140
14,618	e	Stryker Corp	969,466
1,436	e*	Symmetry Medical, Inc	23,450
2,222	*	Techne Corp	126,876
3,488	e	Tektronix, Inc	98,222
2,017	*	Teledyne Technologies, Inc	75,516
8,223	*	Teradyne, Inc	136,008
19,731	*	Thermo Electron Corp	922,424
2,165	e*	ThermoGenesis Corp	7,881
2,549	e*	Thoratec Corp	53,274
6,098	*	Trimble Navigation Ltd	163,670
417	e	United Industrial Corp	23,018
1,292	*	Varian, Inc	75,272
1,196	*	Veeco Instruments, Inc	23,322
1,183	e*	Ventana Medical Systems, Inc	49,568
1,178	*	Viasys Healthcare, Inc	40,074
1,342	e*	Vital Images, Inc	44,635
654		Vital Signs, Inc	33,995
5,286	*	Waters Corp	306,588
1,418	*	Wright Medical Group, Inc	31,607
47,366	*	Xerox Corp	800,012
967	e*	X-Rite, Inc	12,523
200		Young Innovations, Inc	5,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,310	*	Zimmer Holdings, Inc	$1,051,397
834	*	Zoll Medical Corp	22,226
758	*	Zygo Corp	12,136
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,661,272

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
15,143		AON Corp	574,828
6,366		Brown & Brown, Inc	172,200
837	e	Crawford & Co (Class B)	4,855
4,916	e	Gallagher (Arthur J.) & Co	139,270
15,529		Hartford Financial Services Group, Inc	1,484,262
2,096		Hilb Rogal & Hobbs Co	102,809
369	e	James River Group, Inc	11,553
26,514		Marsh & McLennan Cos, Inc	776,595
1,466	e	National Financial Partners Corp	68,770
1,653	*	USI Holdings Corp	27,853
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,362,995

INSURANCE CARRIERS - 4.44%
1,026		21st Century Insurance Group	21,751
24,863		Aetna, Inc	1,088,751
1,205		Affirmative Insurance Holdings, Inc	20,847
24,649		Aflac, Inc	1,159,982
1,425	e	Alfa Corp	26,334
249	*	Alleghany Corp	93,026
31,059		Allstate Corp	1,865,404
5,231		Ambac Financial Group, Inc	451,906
2,322		American Equity Investment Life Holding Co	30,488
3,978		American Financial Group, Inc	135,411
107,528		American International Group, Inc	7,228,099
676		American National Insurance Co	86,481
562	*	American Physicians Capital, Inc	22,525
2,506	*	AMERIGROUP Corp	76,182
2,294	*	Argonaut Group, Inc	74,234
6,640		Assurant, Inc	356,103
274		Baldwin & Lyons, Inc (Class B)	6,973
530		Bristol West Holdings, Inc	11,750
2,594	*	Centene Corp	54,448
20,594		Chubb Corp	1,064,092
8,228		Cincinnati Financial Corp	348,867
876	*	CNA Financial Corp	37,747
701	*	CNA Surety Corp	14,791
3,005		Commerce Group, Inc	90,270
6,615	*	Conseco, Inc	114,440
2,217		Delphi Financial Group, Inc (Class A)	89,190
425		Direct General Corp	9,036
263		Donegal Group, Inc (Class A)	4,466
78		EMC Insurance Group, Inc	2,012
2,700	*	Employers Holdings, Inc	54,054
2,450		Erie Indemnity Co (Class A)	129,287
545		FBL Financial Group, Inc (Class A)	21,326
9,952		Fidelity National Title Group, Inc (Class A)	238,948
1,112	e*	First Acceptance Corp	11,643
4,193		First American Corp	212,669

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
439	*	Fpic Insurance Group, Inc	$19,610
22,175		Genworth Financial, Inc (Class A)	774,795
281		Great American Financial Resources, Inc	6,879
2,038		Hanover Insurance Group, Inc	93,993
546		Harleysville Group, Inc	17,740
6,165		HCC Insurance Holdings, Inc	189,882
5,366	*	Health Net, Inc	288,744
1,123	*	HealthExtras, Inc	32,320
750	*	Healthspring, Inc	17,663
1,885		Horace Mann Educators Corp	38,737
8,159	*	Humana, Inc	473,385
297	e	Independence Holding Co	6,427
1,373		Infinity Property & Casualty Corp	64,339
155		Kansas City Life Insurance Co	6,975
768	e	LandAmerica Financial Group, Inc	56,763
7,682	e	Leucadia National Corp	226,004
13,569		Lincoln National Corp	919,843
21,600		Loews Corp	981,288
478	*	Markel Corp	231,749
6,639		MBIA, Inc	434,788
1,073	*	Meadowbrook Insurance Group, Inc	11,792
1,566		Mercury General Corp	83,061
22,528		Metlife, Inc	1,422,643
3,937		MGIC Investment Corp	231,968
349		Midland Co	14,805
547	*	Molina Healthcare, Inc	16,733
660	e	National Interstate Corp	17,002
88		National Western Life Insurance Co (Class A)	21,542
2,582		Nationwide Financial Services, Inc (Class A)	139,067
540	*	Navigators Group, Inc	27,092
242		NYMAGIC, Inc	9,886
377		Odyssey Re Holdings Corp	14,820
3,464		Ohio Casualty Corp	103,747
11,207		Old Republic International Corp	247,899
2,847	e*	Philadelphia Consolidated Holding Co	125,240
4,481		Phoenix Cos, Inc	62,196
1,396	e*	PMA Capital Corp (Class A)	13,108
4,306		PMI Group, Inc	194,717
1,006		Presidential Life Corp	19,838
13,463		Principal Financial Group	806,030
1,554	*	ProAssurance Corp	79,487
38,986		Progressive Corp	850,675
3,523		Protective Life Corp	155,153
24,122		Prudential Financial, Inc	2,177,252
3,902		Radian Group, Inc	214,142
1,208		Reinsurance Group Of America, Inc	69,726
1,133		RLI Corp	62,236
5,056	e	Safeco Corp	335,870
594		Safety Insurance Group, Inc	23,831
416	*	SCPIE Holdings, Inc	9,443
644	*	SeaBright Insurance Holdings, Inc	11,850
2,764		Selective Insurance Group, Inc	70,371
2,774		Stancorp Financial Group, Inc	136,398
621		State Auto Financial Corp	19,953

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
743		Stewart Information Services Corp	$31,050
4,861		Torchmark Corp	318,833
637		Tower Group, Inc	20,524
1,419		Transatlantic Holdings, Inc	92,405
33,975		Travelers Cos, Inc/The	1,758,886
474	e*	Triad Guaranty, Inc	19,628
862		United Fire & Casualty Co	30,282
65,514		UnitedHealth Group, Inc	3,470,277
2,276		Unitrin, Inc	107,131
1,595	*	Universal American Financial Corp	30,911
15,868		UnumProvident Corp	365,440
7,445		W.R. Berkley Corp	246,578
1,789	e*	WellCare Health Plans, Inc	152,512
147		Wesco Financial Corp	67,620
2,261		Zenith National Insurance Corp	106,877
		TOTAL INSURANCE CARRIERS	34,753,984

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
3,170	*	Corrections Corp of America	167,408
1,365	e*	Geo Group, Inc	61,862
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	229,270

LEATHER AND LEATHER PRODUCTS - 0.16%
18,614	*	Coach, Inc	931,631
530	*	CROCS, Inc	25,043
1,096	e*	Genesco, Inc	45,517
3,022	e*	Iconix Brand Group, Inc	61,649
1,090		Steven Madden Ltd	31,828
2,774	*	Timberland Co (Class A)	72,207
184	e	Weyco Group, Inc	4,780
3,043		Wolverine World Wide, Inc	86,939
		TOTAL LEATHER AND LEATHER PRODUCTS	1,259,594

LEGAL SERVICES - 0.02%
2,775	*	FTI Consulting, Inc	93,212
489	e*	Pre-Paid Legal Services, Inc	24,504
		TOTAL LEGAL SERVICES	117,716

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
4,058		Laidlaw International, Inc	140,407
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	140,407

LUMBER AND WOOD PRODUCTS - 0.03%
466	e	American Woodmark Corp	17,130
5,279	e*	Champion Enterprises, Inc	46,455
446		Deltic Timber Corp	21,390
4,339		Louisiana-Pacific Corp	87,040
374		Skyline Corp	12,619
681		Universal Forest Products, Inc	33,744
		TOTAL LUMBER AND WOOD PRODUCTS	218,378

METAL MINING - 0.30%
1,802		Cleveland-Cliffs, Inc	115,346
14,553	e*	Coeur d'Alene Mines Corp	59,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,895		Foundation Coal Holdings, Inc	$65,074
15,938		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,054,936
5,707	e*	Hecla Mining Co	51,705
20,176		Newmont Mining Corp	847,190
2,380	e*	Rosetta Resources, Inc	48,885
1,026	e	Royal Gold, Inc	30,883
564	e	Southern Copper Corp	40,416
4,712	e*	Stillwater Mining Co	59,795
		TOTAL METAL MINING	2,374,043

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,085		Blyth, Inc	22,904
2,987		Callaway Golf Co	47,075
1,996	e	Daktronics, Inc	54,770
7,402		Fortune Brands, Inc	583,426
7,846		Hasbro, Inc	224,553
1,717	e*	Jakks Pacific, Inc	41,036
1,666	*	K2, Inc	20,142
396	e	Marine Products Corp	3,790
18,048		Mattel, Inc	497,583
1,290	e	Nautilus, Inc	19,905
2,173	e*	Progressive Gaming International Corp	9,779
953	*	RC2 Corp	38,492
395	*	Russ Berrie & Co, Inc	5,570
2,205	e*	Shuffle Master, Inc	40,241
380		Steinway Musical Instruments, Inc	12,263
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,621,529

MISCELLANEOUS RETAIL - 1.39%
833	*	1-800-FLOWERS.COM, Inc (Class A)	6,481
409	e*	AC Moore Arts & Crafts, Inc	8,728
15,541	*	Amazon.com, Inc	618,376
2,166		Barnes & Noble, Inc	85,449
19,886		Best Buy Co, Inc	968,846
844		Big 5 Sporting Goods Corp	21,876
507	*	Blue Nile, Inc	20,615
594	e	Books-A-Million, Inc	8,459
2,777	e	Borders Group, Inc	56,706
530	e*	Build-A-Bear Workshop, Inc	14,559
1,324		Cash America International, Inc	54,284
2,131	e*	CKX, Inc	23,654
4,054	e*	Coldwater Creek, Inc	82,215
75,889		CVS Corp	2,590,850
845	*	dELiA*s, Inc	7,757
1,856	*	Dick's Sporting Goods, Inc	108,131
5,294	*	Dollar Tree Stores, Inc	202,443
2,404	e*	Drugstore.com, Inc	6,202
1,497	*	Ezcorp, Inc (Class A)	22,051
1,644	*	GSI Commerce, Inc	37,138
1,901	*	Hibbett Sports, Inc	54,350
1,977		Longs Drug Stores Corp	102,092
1,675		MSC Industrial Direct Co (Class A)	78,189
1,661	e*	Nutri/System, Inc	87,053
13,863	*	Office Depot, Inc	487,146

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,575		OfficeMax, Inc	$188,546
2,498	e*	Overstock.com, Inc	41,467
6,693		Petsmart, Inc	220,601
1,125	*	Priceline.com, Inc	59,918
25,849	e*	Rite Aid Corp	149,149
4,226	*	Sears Holdings Corp	761,356
726	*	Stamps.com, Inc	10,433
34,774		Staples, Inc	898,560
470	e	Systemax, Inc	8,803
6,564	e	Tiffany & Co	298,531
1,263	*	Valuevision International, Inc (Class A)	15,611
49,373		Walgreen Co	2,265,727
1,046		World Fuel Services Corp	48,388
2,729	e*	Zale Corp	71,991
1,560	e*	Zumiez, Inc	62,587
		TOTAL MISCELLANEOUS RETAIL	10,855,318

MOTION PICTURES - 1.63%
2,099	e*	Avid Technology, Inc	73,213
10,504	e*	Blockbuster, Inc (Class A)	67,646
417	e	Carmike Cinemas, Inc	9,674
32,947		CBS Corp (Class B)	1,007,849
13,190	*	Discovery Holding Co (Class A)	252,325
1,858	*	DreamWorks Animation SKG, Inc (Class A)	56,818
655	e*	Gaiam, Inc (Class A)	10,310
2,158	*	Macrovision Corp	54,058
2,000	*	National CineMedia, Inc	53,400
111,901		News Corp (Class A)	2,587,151
2,626	e	Regal Entertainment Group (Class A)	52,179
6,110	e*	Time Warner Telecom, Inc (Class A)	126,905
183,177		Time Warner, Inc	3,612,250
31,265	*	Viacom, Inc (Class B)	1,285,304
101,183		Walt Disney Co	3,483,738
		TOTAL MOTION PICTURES	12,732,820

NONDEPOSITORY INSTITUTIONS - 1.61%
938	e*	Accredited Home Lenders Holding Co	8,695
2,821	e	Advance America Cash Advance Centers, Inc	43,415
811		Advanta Corp (Class B)	35,554
7,412	e	American Capital Strategies Ltd	328,426
52,913		American Express Co	2,984,293
5,283	e*	AmeriCredit Corp	120,769
3,400		Ares Capital Corp	61,778
507	e	Asta Funding, Inc	21,892
19,788		Capital One Financial Corp	1,493,202
3,711		CapitalSource, Inc	93,257
2,162		CharterMac	41,835
9,616		CIT Group, Inc	508,879
931	e*	CompuCredit Corp	29,066
29,823		Countrywide Financial Corp	1,003,246
394	e*	Credit Acceptance Corp	10,713
3,470	*	Doral Financial Corp	5,691
47,319		Fannie Mae	2,582,671
346	e	Federal Agricultural Mortgage Corp (Class C)	9,411

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
977	e	Financial Federal Corp	$25,715
1,280	*	First Cash Financial Services, Inc	28,518
2,449	e	First Marblehead Corp	109,936
33,832		Freddie Mac	2,012,666
3,816	*	INVESTools, Inc	53,042
2,597		MCG Capital Corp	48,720
596	e	Medallion Financial Corp	6,818
813		Nelnet, Inc (Class A)	19,488
619	e	NGP Capital Resources Co	9,786
1,848	e*	Ocwen Financial Corp	23,784
19,715		SLM Corp	806,344
159		Student Loan Corp	29,561
1,050	e	Technology Investment Capital Corp	17,756
417	e*	United PanAm Financial Corp	5,213
1,037	*	World Acceptance Corp	41,428
		TOTAL NONDEPOSITORY INSTITUTIONS	12,621,568

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
1,000	e	AMCOL International Corp	29,650
1,338		Compass Minerals International, Inc	44,689
1,991		Florida Rock Industries, Inc	133,974
4,472		Vulcan Materials Co	520,899
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	729,212

OIL AND GAS EXTRACTION - 1.77%
21,738		Anadarko Petroleum Corp	934,299
448	e*	Arena Resources, Inc	22,454
789	*	Atlas America, Inc	44,571
934	e*	ATP Oil & Gas Corp	35,118
1,410	*	Atwood Oceanics, Inc	82,753
7,077	*	Aurora Oil & Gas Corp	18,471
15,432		Baker Hughes, Inc	1,020,518
1,400	*	Basic Energy Services, Inc	32,620
1,314		Berry Petroleum Co (Class A)	40,287
1,186	e*	Bill Barrett Corp	38,438
13,870		BJ Services Co	386,973
472	*	Bois d'Arc Energy, Inc	6,245
1,879	e*	Brigham Exploration Co	11,687
1,340	e*	Bronco Drilling Co, Inc	22,204
850	*	Callon Petroleum Co	11,535
5,458	*	Cameron International Corp	342,708
718	*	Carrizo Oil & Gas, Inc	25,101
2,720	e*	Cheniere Energy, Inc	84,728
20,289	e	Chesapeake Energy Corp	626,524
4,183		Cimarex Energy Co	154,855
220	*	Clayton Williams Energy, Inc	6,241
1,156	e*	CNX Gas Corp	32,749
1,087	*	Complete Production Services, Inc	21,642
1,937	*	Comstock Resources, Inc	53,035
306	*	Dawson Geophysical Co	15,156
2,386		Delta & Pine Land Co	98,303
4,277	e*	Delta Petroleum Corp	98,200
6,020	*	Denbury Resources, Inc	179,336
2,741		Diamond Offshore Drilling, Inc	221,884

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,496	*	Edge Petroleum Corp	$43,770
2,285	*	Encore Acquisition Co	55,274
1,602	e*	Energy Partners Ltd	29,076
7,465		ENSCO International, Inc	406,096
5,584		Equitable Resources, Inc	269,819
2,650	*	EXCO Resources, Inc	43,937
3,037	e*	Exploration Co of Delaware, Inc	32,951
2,220	e*	Forest Oil Corp	74,081
3,815	e*	Gasco Energy, Inc	9,309
5,057	e*	GeoGlobal Resources, Inc	30,898
4,298	*	Global Industries Ltd	78,610
932	e*	GMX Resources, Inc	28,640
1,026	e*	Goodrich Petroleum Corp	34,504
11,071	*	Grey Wolf, Inc	74,176
550	e*	Gulfport Energy Corp	7,348
50,262		Halliburton Co	1,595,316
5,844	e*	Hanover Compressor Co	130,029
2,309	e*	Harvest Natural Resources, Inc	22,490
4,660	*	Helix Energy Solutions Group, Inc	173,771
5,420		Helmerich & Payne, Inc	164,443
1,625	e*	Hercules Offshore, Inc	42,673
1,363	*	Houston Exploration Co	73,534
3,029	*	Mariner Energy, Inc	57,945
3,215	e*	McMoRan Exploration Co	44,078
7,513	*	Meridian Resource Corp	18,106
1,860	e*	Metretek Technologies, Inc	24,812
8,494	*	National Oilwell Varco, Inc	660,748
3,099	*	Newpark Resources, Inc	21,848
2,944	*	Oceaneering International, Inc	124,001
1,658	e*	Parallel Petroleum Corp	38,051
7,631	*	Parker Drilling Co	71,655
7,602		Patterson-UTI Energy, Inc	170,589
8,881	*	PetroHawk Energy Corp	116,963
711	e*	Petroleum Development Corp	38,088
2,175	*	Petroquest Energy, Inc	25,426
3,569	*	Pioneer Drilling Co	45,291
5,707		Pioneer Natural Resources Co	246,029
3,362	*	Plains Exploration & Production Co	151,761
2,809	e	Pogo Producing Co	135,113
7,534	*	Pride International, Inc	226,773
3,250	*	Quest Resource Corp	29,803
2,593	e*	Quicksilver Resources, Inc	103,124
5,965		Range Resources Corp	199,231
4,573		Rowan Cos, Inc	148,485
1,731		RPC, Inc	28,838
1,054	*	SEACOR Holdings, Inc	103,714
10,400	e	Smith International, Inc	499,720
7,674	*	Southwestern Energy Co	314,481
2,381		St. Mary Land & Exploration Co	87,335
1,169	*	Stone Energy Corp	34,737
1,714	e*	Sulphco, Inc	5,862
3,783	*	Superior Energy Services	130,400
440	*	Superior Well Services, Inc	10,054
1,141	*	Swift Energy Co	47,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,688	e*	Syntroleum Corp	$8,387
3,175	e*	Tetra Technologies, Inc	78,454
2,625		Tidewater, Inc	153,773
3,599	*	Todco	145,148
1,381	e*	Toreador Resources Corp	25,065
5,579	e*	Transmeridian Exploration, Inc	15,956
487	e*	Trico Marine Services, Inc	18,146
700	*	Union Drilling, Inc	9,940
2,451	*	Unit Corp	123,996
2,372	e*	Vaalco Energy, Inc	12,287
683	e	W&T Offshore, Inc	19,759
4,145	e*	Warren Resources, Inc	54,009
1,773	*	W-H Energy Services, Inc	82,870
1,549	*	Whiting Petroleum Corp	61,046
17,614		XTO Energy, Inc	965,423
		TOTAL OIL AND GAS EXTRACTION	13,824,360

PAPER AND ALLIED PRODUCTS - 0.55%
5,090		Bemis Co	169,955
2,135	e	Bowater, Inc	50,856
1,509	*	Buckeye Technologies, Inc	19,587
1,364	*	Caraustar Industries, Inc	8,566
2,680	*	Cenveo, Inc	65,124
543		Chesapeake Corp	8,199
23,319	*	Domtar Corp	217,100
1,848		Glatfelter	27,554
3,362	e*	Graphic Packaging Corp	15,936
689		Greif, Inc (Class A)	76,555
22,277		International Paper Co	810,919
22,646		Kimberly-Clark Corp	1,551,025
3,178		Longview Fibre Co	78,274
8,922		MeadWestvaco Corp	275,154
800	*	Mercer International, Inc	9,568
685		Neenah Paper, Inc	27,222
4,496		Packaging Corp of America	109,702
2,335	*	Playtex Products, Inc	31,686
1,322		Rock-Tenn Co (Class A)	43,890
644		Schweitzer-Mauduit International, Inc	16,003
13,423	*	Smurfit-Stone Container Corp	151,143
5,396		Sonoco Products Co	202,782
5,488		Temple-Inland, Inc	327,853
2,041		Wausau Paper Corp	29,309
		TOTAL PAPER AND ALLIED PRODUCTS	4,323,962

PERSONAL SERVICES - 0.15%
6,647		Cintas Corp	239,957
1,150	*	Coinstar, Inc	35,995
1,535		G & K Services, Inc (Class A)	55,690
16,961		H&R Block, Inc	356,859
1,660		Jackson Hewitt Tax Service, Inc	53,419
2,255	e	Regis Corp	91,034
3,596	*	Sally Beauty Holdings, Inc	33,047
14,345		Service Corp International	170,132
879		Unifirst Corp	33,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,929		Weight Watchers International, Inc	$88,908
		TOTAL PERSONAL SERVICES	1,158,768

PETROLEUM AND COAL PRODUCTS - 6.04%
734	e	Alon USA Energy, Inc	26,571
16,267		Apache Corp	1,150,077
2,737		Ashland, Inc	179,547
2,410		Cabot Oil & Gas Corp	162,241
108,201		Chevron Corp	8,002,546
80,510		ConocoPhillips	5,502,859
440		Delek US Holdings, Inc	8,417
21,452		Devon Energy Corp	1,484,907
11,678		EOG Resources, Inc	833,109
279,538		Exxon Mobil Corp	21,091,142
5,756		Frontier Oil Corp	187,876
530	*	Giant Industries, Inc	40,095
2,266	*	Headwaters, Inc	49,512
13,249		Hess Corp	734,922
2,001		Holly Corp	118,659
16,874		Marathon Oil Corp	1,667,657
9,133		Murphy Oil Corp	487,702
6,365	e*	Newfield Exploration Co	265,484
8,210		Noble Energy, Inc	489,727
41,774		Occidental Petroleum Corp	2,059,876
6,272		Sunoco, Inc	441,800
3,182		Tesoro Corp	319,568
29,935		Valero Energy Corp	1,930,508
756		WD-40 Co	23,973
1,158	e	Western Refining, Inc	45,185
		TOTAL PETROLEUM AND COAL PRODUCTS	47,303,960

PIPELINES, EXCEPT NATURAL GAS - 0.10%
29,845		Spectra Energy Corp	784,028
		TOTAL PIPELINES, EXCEPT NATURAL GAS	784,028

PRIMARY METAL INDUSTRIES - 1.03%
5,807	*	AK Steel Holding Corp	135,826
42,402		Alcoa, Inc	1,437,428
4,950		Allegheny Technologies, Inc	528,116
1,885	e	Belden CDT, Inc	101,017
823	*	Brush Engineered Materials, Inc	39,891
1,059		Carpenter Technology Corp	127,885
1,572	*	Century Aluminum Co	73,695
2,480		Chaparral Steel Co	144,262
3,228	*	CommScope, Inc	138,481
75,607	*	Corning, Inc	1,719,303
1,324	e	Encore Wire Corp	33,524
2,938	*	General Cable Corp	156,977
1,035		Gibraltar Industries, Inc	23,412
2,600		Hubbell, Inc (Class B)	125,424
425	*	LB Foster Co (Class A)	8,759
1,797	*	Lone Star Technologies, Inc	118,656
1,230		Matthews International Corp (Class A)	50,061
1,588		Mueller Industries, Inc	47,799

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,032		Nucor Corp	$979,034
341		Olympic Steel, Inc	10,568
6,369		Precision Castparts Corp	662,694
1,470		Quanex Corp	62,255
1,299	*	RTI International Metals, Inc	118,222
889	e	Schnitzer Steel Industries, Inc (Class A)	35,711
4,444		Steel Dynamics, Inc	191,981
416		Steel Technologies, Inc	12,305
833	e*	Superior Essex, Inc	28,880
1,410	e	Texas Industries, Inc	106,497
4,774	e*	Titanium Metals Corp	171,291
1,244		Tredegar Corp	28,351
5,946		United States Steel Corp	589,665
601	*	Wheeling-Pittsburgh Corp	14,238
2,853	e	Worthington Industries, Inc	58,715
		TOTAL PRIMARY METAL INDUSTRIES	8,080,923

PRINTING AND PUBLISHING - 0.59%
1,883	*	ACCO Brands Corp	45,361
2,454		American Greetings Corp (Class A)	56,957
3,644		Belo (A.H.) Corp (Class A)	68,033
1,610		Bowne & Co, Inc	25,325
468	*	Consolidated Graphics, Inc	34,655
401	e	Courier Corp	15,667
347		CSS Industries, Inc	13,006
2,456	e	Dow Jones & Co, Inc	84,658
3,090		Dun & Bradstreet Corp	281,808
1,046		Ennis, Inc	27,991
4,561		EW Scripps Co (Class A)	203,785
11,892		Gannett Co, Inc	669,401
1,340	e	GateHouse Media, Inc	27,202
3,146		Harte-Hanks, Inc	86,798
1,187		John H Harland Co	60,810
2,248		John Wiley & Sons, Inc (Class A)	84,884
1,810		Journal Communications, Inc (Class A)	23,729
1,302		Journal Register Co	7,760
1,820		Lee Enterprises, Inc	54,691
867	e	Martha Stewart Living Omnimedia, Inc (Class A)	14,748
2,544	e	McClatchy Co (Class A)	80,416
17,682		McGraw-Hill Cos, Inc	1,111,844
823		Media General, Inc (Class A)	31,406
1,705		Meredith Corp	97,850
6,472	e	New York Times Co (Class A)	152,157
975	e*	Playboy Enterprises, Inc (Class B)	10,033
1,422	e*	Presstek, Inc	8,603
5,941	*	Primedia, Inc	15,803
2,833		R.H. Donnelley Corp	200,831
11,069	e	R.R. Donnelley & Sons Co	405,015
630	e	Schawk, Inc	11,409
1,965	*	Scholastic Corp	61,112
760		Standard Register Co	9,614
3,143	e*	Sun-Times Media Group, Inc (Class A)	15,589
9,104		Tribune Co	292,329
2,239	*	Valassis Communications, Inc	38,488

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
272		Washington Post Co (Class B)	$207,672
		TOTAL PRINTING AND PUBLISHING	4,637,440

RAILROAD TRANSPORTATION - 0.63%
17,812		Burlington Northern Santa Fe Corp	1,432,619
21,396		CSX Corp	856,910
1,973		Florida East Coast Industries	123,687
1,632	*	Genesee & Wyoming, Inc (Class A)	43,428
3,918	e*	Kansas City Southern Industries, Inc	139,402
19,797		Norfolk Southern Corp	1,001,728
13,117		Union Pacific Corp	1,332,031
		TOTAL RAILROAD TRANSPORTATION	4,929,805

REAL ESTATE - 0.12%
297	e	California Coastal Communities, Inc	6,026
9,463	e*	CB Richard Ellis Group, Inc (Class A)	323,445
255	e	Consolidated-Tomoka Land Co	19,240
3,162	e	Forest City Enterprises, Inc (Class A)	209,261
2,200	*	Housevalues, Inc	11,132
1,827		Jones Lang LaSalle, Inc	190,520
254	e	Orleans Homebuilders, Inc	2,248
3,154	e	St. Joe Co	164,986
4,149		Stewart Enterprises, Inc (Class A)	33,441
		TOTAL REAL ESTATE	960,299

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
299	*	AEP Industries, Inc	12,857
2,282		Cooper Tire & Rubber Co	41,738
387	e*	Deckers Outdoor Corp	27,485
8,746	e*	Goodyear Tire & Rubber Co	272,788
13,881		Newell Rubbermaid, Inc	431,560
439	e	PW Eagle, Inc	14,505
1,206		Schulman (A.), Inc	28,413
7,584		Sealed Air Corp	239,654
618	*	Skechers U.S.A., Inc (Class A)	20,746
1,940		Spartech Corp	56,920
1,798		Titan International, Inc	45,543
479	e*	Trex Co, Inc	10,313
3,355		Tupperware Corp	83,640
1,354		West Pharmaceutical Services, Inc	62,866
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,349,028

SECURITY AND COMMODITY BROKERS - 3.03%
4,043	e	A.G. Edwards, Inc	279,695
10,770		Ameriprise Financial, Inc	615,398
5,799		Bear Stearns Cos, Inc	871,880
990	e	BlackRock, Inc	154,747
1,050		Calamos Asset Management, Inc (Class A)	23,436
2,527	e*	Cbot Holdings, Inc (Class A)	458,651
50,525		Charles Schwab Corp	924,120
1,683		Chicago Mercantile Exchange Holdings, Inc	896,130
551	e	Cohen & Steers, Inc	23,737
19,622	*	E*Trade Financial Corp	416,379
5,400		Eaton Vance Corp	192,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,508		Federated Investors, Inc (Class B)	$165,534
8,510		Franklin Resources, Inc	1,028,263
290	e	GAMCO Investors, Inc (Class A)	12,566
491	e*	GFI Group, Inc	33,373
18,604		Goldman Sachs Group, Inc	3,844,145
731	e	Greenhill & Co, Inc	44,876
3,210	*	IntercontinentalExchange, Inc	392,294
1,586		International Securities Exchange, Inc	77,397
1,798	e*	Investment Technology Group, Inc	70,482
10,282		Janus Capital Group, Inc	214,997
5,935		Jefferies Group, Inc	171,818
4,728	*	Knight Capital Group, Inc (Class A)	74,892
2,582	e*	LaBranche & Co, Inc	21,069
6,330		Legg Mason, Inc	596,349
26,117		Lehman Brothers Holdings, Inc	1,830,018
824	e*	MarketAxess Holdings, Inc	13,794
45,001		Merrill Lynch & Co, Inc	3,675,232
52,316		Morgan Stanley	4,120,408
589	*	Morningstar, Inc	30,416
4,568	*	Nasdaq Stock Market, Inc	134,345
3,768		Nuveen Investments, Inc (Class A)	178,226
270	*	Nymex Holdings, Inc	36,655
7,537	e*	NYSE Group, Inc	706,594
671		optionsXpress Holdings, Inc	15,795
940	*	Penson Worldwide, Inc	28,379
904	*	Piper Jaffray Cos	55,994
4,364		Raymond James Financial, Inc	129,873
446		Sanders Morris Harris Group, Inc	4,750
3,072		SEI Investments Co	185,027
494	e*	Stifel Financial Corp	21,884
805		SWS Group, Inc	19,972
13,170		T Rowe Price Group, Inc	621,492
14,431	*	TD Ameritrade Holding Corp	214,733
39		Value Line, Inc	1,864
3,524		Waddell & Reed Financial, Inc (Class A)	82,180
		TOTAL SECURITY AND COMMODITY BROKERS	23,712,315

SOCIAL SERVICES - 0.01%
1,428	*	Bright Horizons Family Solutions, Inc	53,907
900	e*	Capital Senior Living Corp	10,449
350	e*	Providence Service Corp	8,302
1,454	*	Res-Care, Inc	25,445
		TOTAL SOCIAL SERVICES	98,103

SPECIAL TRADE CONTRACTORS - 0.06%
136	e	Alico, Inc	7,797
1,090		Chemed Corp	53,366
1,912		Comfort Systems USA, Inc	22,906
1,924	*	Dycom Industries, Inc	50,139
1,394	*	EMCOR Group, Inc	82,218
1,130	e*	Insituform Technologies, Inc (Class A)	23,493
636	e*	Integrated Electrical Services, Inc	15,728
543	e*	Layne Christensen Co	19,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,060	*	Quanta Services, Inc	$152,833
		TOTAL SPECIAL TRADE CONTRACTORS	428,256

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
1,309		Apogee Enterprises, Inc	26,232
940	e*	Cabot Microelectronics Corp	31,532
899		CARBO Ceramics, Inc	41,848
2,106		Eagle Materials, Inc	93,991
6,410		Gentex Corp	104,163
7,674	*	Owens-Illinois, Inc	197,759
4,577	*	US Concrete, Inc	35,792
3,782	e*	USG Corp	176,544
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	707,861

TEXTILE MILL PRODUCTS - 0.01%
678		Oxford Industries, Inc	33,520
517		Xerium Technologies, Inc	4,146
		TOTAL TEXTILE MILL PRODUCTS	37,666

TOBACCO PRODUCTS - 1.32%
101,898		Altria Group, Inc	8,947,663
4,508		Loews Corp (Carolina Group)	340,850
8,424	e	Reynolds American, Inc	525,742
1,286		Universal Corp	78,896
7,492		UST, Inc	434,386
1,854	e	Vector Group Ltd	34,688
		TOTAL TOBACCO PRODUCTS	10,362,225

TRANSPORTATION BY AIR - 0.47%
5,376	*	ABX Air, Inc	36,826
437	*	Air Methods Corp	10,497
6,197	e*	Airtran Holdings, Inc	63,643
1,658	*	Alaska Air Group, Inc	63,170
12,405	*	AMR Corp	377,732
832	e*	Atlas Air Worldwide Holdings, Inc	43,871
1,521	*	Bristow Group, Inc	55,440
4,343	*	Continental Airlines, Inc (Class B)	158,042
1,610	*	EGL, Inc	63,804
3,462	e*	ExpressJet Holdings, Inc	20,218
14,903		FedEx Corp	1,601,136
1,444	e*	Frontier Airlines Holdings, Inc	8,678
7,198	e*	JetBlue Airways Corp	82,849
1,553	e*	Mesa Air Group, Inc	11,694
569	e*	PHI, Inc	15,397
2,023	*	Republic Airways Holdings, Inc	46,448
2,495		Skywest, Inc	66,941
39,409	e	Southwest Airlines Co	579,312
5,268	*	UAL Corp	201,080
2,897	*	US Airways Group, Inc	131,756
		TOTAL TRANSPORTATION BY AIR	3,638,534

TRANSPORTATION EQUIPMENT - 2.55%
853		A.O. Smith Corp	32,602
1,823	*	AAR Corp	50,242
1,400	*	Accuride Corp	20,440

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,251	*	Aftermarket Technology Corp	$30,374
2,166	e	American Axle & Manufacturing Holdings, Inc	59,240
440		American Railcar Industries, Inc	13,116
683		Arctic Cat, Inc	13,312
2,809	e	ArvinMeritor, Inc	51,264
3,865		Autoliv, Inc	220,730
3,859	*	BE Aerospace, Inc	122,330
38,824		Boeing Co	3,451,842
4,049		Brunswick Corp	128,961
2,808		Clarcor, Inc	89,294
1,776	*	Comtech Group, Inc	31,044
2,052		Federal Signal Corp	31,847
3,267	e*	Fleetwood Enterprises, Inc	25,842
87,610	e*	Ford Motor Co	691,250
572		Freightcar America, Inc	27,553
1,567	*	Fuel Systems Solutions, Inc	29,021
3,162	e*	GenCorp, Inc	43,762
19,676		General Dynamics Corp	1,503,246
22,974	e	General Motors Corp	703,923
426	e*	GenTek, Inc	14,510
8,104		Genuine Parts Co	397,096
6,169		Goodrich Corp	317,580
560		Greenbrier Cos, Inc	14,952
1,019		Group 1 Automotive, Inc	40,526
12,866		Harley-Davidson, Inc	755,878
4,152		Harsco Corp	186,259
755	e	Heico Corp	27,550
9,056		ITT Industries, Inc	546,258
1,050	*	K&F Industries Holdings, Inc	28,277
930		Kaman Corp	21,678
17,761		Lockheed Martin Corp	1,723,172
385	*	Miller Industries, Inc	8,397
1,116	e	Monaco Coach Corp	17,778
522	e	Noble International Ltd	8,759
16,933		Northrop Grumman Corp	1,256,767
2,650	*	Orbital Sciences Corp	49,661
3,554		Oshkosh Truck Corp	188,362
12,109		Paccar, Inc	888,801
6,277	*	Pactiv Corp	211,786
1,859	e	Polaris Industries, Inc	89,195
21,129		Raytheon Co	1,108,427
317	*	Sequa Corp (Class A)	37,967
3,000	*	Spirit Aerosystems Holdings, Inc (Class A)	95,550
955	e	Superior Industries International, Inc	19,893
3,554	*	Tenneco, Inc	90,485
6,319		Textron, Inc	567,446
1,473		Thor Industries, Inc	58,021
1,395	*	TransDigm Group, Inc	50,750
4,045		Trinity Industries, Inc	169,566
837	e	Triumph Group, Inc	46,320
3,093	*	TRW Automotive Holdings Corp	107,698
49,211		United Technologies Corp	3,198,715
10,214	*	Visteon Corp	87,228
1,163	e	Wabash National Corp	17,933

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,024		Westinghouse Air Brake Technologies Corp	$69,808
1,627	e	Winnebago Industries, Inc	54,716
		TOTAL TRANSPORTATION EQUIPMENT	19,945,000

TRANSPORTATION SERVICES - 0.20%
857		Ambassadors Group, Inc	28,487
287	e	Ambassadors International, Inc	13,242
8,240		CH Robinson Worldwide, Inc	393,460
448	*	Dynamex, Inc	11,397
10,380		Expeditors International Washington, Inc	428,902
1,864		GATX Corp	89,099
4,480	*	Hertz Global Holdings, Inc	106,176
2,236	*	HUB Group, Inc (Class A)	64,822
3,690	*	Lear Corp	134,722
1,558		Pacer International, Inc	41,973
6,539		Sabre Holdings Corp (Class A)	214,185
		TOTAL TRANSPORTATION SERVICES	1,526,465

TRUCKING AND WAREHOUSING - 0.39%
1,183		Arkansas Best Corp	42,056
956	*	Celadon Group, Inc	15,965
2,097		Con-way, Inc	104,514
1,489		Forward Air Corp	48,958
2,486		Heartland Express, Inc	39,478
4,746	e	J.B. Hunt Transport Services, Inc	124,535
2,528		Landstar System, Inc	115,884
483	*	Marten Transport Ltd	7,670
1,568	*	Old Dominion Freight Line	45,174
181	*	P.A.M. Transportation Services, Inc	3,732
1,300	e*	Quality Distribution, Inc	11,245
725	*	Saia, Inc	17,219
2,290	e*	SIRVA, Inc	8,175
3,202	*	Swift Transportation Co, Inc	99,774
947	*	U.S. Xpress Enterprises, Inc (Class A)	16,345
31,496		United Parcel Service, Inc (Class B)	2,207,870
243	e*	Universal Truckload Services, Inc	5,883
620	e*	USA Truck, Inc	9,635
2,025	e	Werner Enterprises, Inc	36,794
2,784	*	YRC Worldwide, Inc	111,972
		TOTAL TRUCKING AND WAREHOUSING	3,072,878

WATER TRANSPORTATION - 0.08%
2,414		Alexander & Baldwin, Inc	121,762
3,224	*	American Commercial Lines, Inc	101,395
1,344	*	Gulfmark Offshore, Inc	58,666
1,400		Horizon Lines, Inc (Class A)	45,948
1,460	*	Hornbeck Offshore Services, Inc	41,829
3,018	*	Kirby Corp	105,570
1,873		Overseas Shipholding Group, Inc	117,250
		TOTAL WATER TRANSPORTATION	592,420

WHOLESALE TRADE-DURABLE GOODS - 0.38%
3,836		Adesa, Inc	105,989
1,200		Agilysys, Inc	26,964

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,776		Applied Industrial Technologies, Inc	$43,583
5,713	*	Arrow Electronics, Inc	215,666
1,565	e	Barnes Group, Inc	36,011
1,810	e*	Beacon Roofing Supply, Inc	29,286
501		BlueLinx Holdings, Inc	5,261
2,810		BorgWarner, Inc	211,930
1,324	e	Building Material Holding Corp	23,978
590		Castle (A.M.) & Co	17,322
931	e*	Conceptus, Inc	18,620
5,541	*	Cytyc Corp	189,558
984	*	Digi International, Inc	12,497
1,178	e*	Drew Industries, Inc	33,785
1,731	e*	Genesis Microchip, Inc	16,081
1,040	e*	Houston Wire & Cable Co	29,141
4,695		IKON Office Solutions, Inc	67,467
6,456	*	Ingram Micro, Inc (Class A)	124,665
1,949	*	Insight Enterprises, Inc	35,043
1,134	*	Interline Brands, Inc	24,857
655	*	Keystone Automotive Industries, Inc	22,074
2,457	e	Knight Transportation, Inc	43,784
177		Lawson Products, Inc	6,705
1,867	e*	LKQ Corp	40,813
2,162		Martin Marietta Materials, Inc	292,302
1,033	e*	Merge Technologies, Inc	5,031
440	*	MWI Veterinary Supply, Inc	14,520
2,338	e	Owens & Minor, Inc	85,875
6,840	*	Patterson Cos, Inc	242,752
1,947	e	PEP Boys-Manny Moe & Jack	37,168
2,701	e	Pool Corp	96,696
2,786	*	PSS World Medical, Inc	58,896
2,704		Reliance Steel & Aluminum Co	130,874
1,300	e	Ryerson Tull, Inc	51,506
2,647	e*	Tech Data Corp	94,789
1,838	e*	Tyler Technologies, Inc	23,343
3,573		W.W. Grainger, Inc	275,979
2,457	*	WESCO International, Inc	154,250
304	e*	West Marine, Inc	5,536
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,950,597

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
3,363		Airgas, Inc	141,750
1,844	e*	Akorn, Inc	12,447
6,159	*	Alliance One International, Inc	56,848
1,944	e*	Allscripts Healthcare Solutions, Inc	52,119
514	e	Andersons, Inc	22,822
830	e*	Bare Escentuals, Inc	29,772
3,095		Brown-Forman Corp (Class B)	202,908
20,383		Cardinal Health, Inc	1,487,012
1,536	e*	Central European Distribution Corp	44,713
411	e*	Core-Mark Holding Co, Inc	14,664
6,876		Dean Foods Co	321,384
6,425	*	Endo Pharmaceuticals Holdings, Inc	188,895
164	e*	Green Mountain Coffee Roasters, Inc	10,340
1,915	*	Hain Celestial Group, Inc	57,584

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,628	e*	Henry Schein, Inc	$255,373
7,052		Idearc, Inc	247,525
369	e	Kenneth Cole Productions, Inc (Class A)	9,472
1,029	e	K-Swiss, Inc (Class A)	27,804
136	e*	Maui Land & Pineapple Co, Inc	4,916
2,393		Men's Wearhouse, Inc	112,591
1,155		Myers Industries, Inc	21,575
485	e	Nash Finch Co	16,713
9,374		Nike, Inc (Class B)	996,081
2,249		Nu Skin Enterprises, Inc (Class A)	37,153
650	e*	Nuco2, Inc	16,393
322	*	Perry Ellis International, Inc	10,301
21,738		Safeway, Inc	796,480
1,103	*	School Specialty, Inc	39,829
597	*	Smart & Final, Inc	12,997
983	e*	Source Interlink Cos, Inc	6,596
786		Spartan Stores, Inc	21,065
1,605	e	Stride Rite Corp	24,701
30,750		Sysco Corp	1,040,273
5,477	e*	Terra Industries, Inc	95,848
1,939	e*	Tractor Supply Co	99,859
1,745	e*	United Natural Foods, Inc	53,467
1,895	*	United Stationers, Inc	113,548
356	e	Valhi, Inc	4,699
1,120	*	Volcom, Inc	38,483
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,747,000

		TOTAL COMMON STOCKS
		(Cost $565,078,772)	771,624,337

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.04%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 1.23%
$ 9,670,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	9,666,051

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.81%
45,442,874		State Street Navigator Securities Lending Prime Portfolio	45,442,874

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $55,111,531)	55,108,925

		TOTAL PORTFOLIO - 105.62%
		(Cost $620,190,303)	826,733,262
		OTHER ASSETS & LIABILITIES, NET - (5.62)%	(43,968,296)

		NET ASSETS - 100.00%	$782,764,966

*	Non-income producing
**	Percentage is less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $10,337,811.
e	All or a portion of these securities are out on loan
m	Indicates a security has been deemed illiquid
v	Security valued at fair value

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.94%

AMUSEMENT AND RECREATION SERVICES - 0.12%
14,025		Harrah's Entertainment, Inc	$1,184,411
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,184,411

APPAREL AND ACCESSORY STORES - 0.47%
6,600		Abercrombie & Fitch Co (Class A)	499,488
41,737		Gap, Inc	718,294
25,215	*	Kohl's Corp	1,931,721
26,970		Limited Brands, Inc	702,838
17,713		Nordstrom, Inc	937,726
		TOTAL APPAREL AND ACCESSORY STORES	4,790,067

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
8,603		Jones Apparel Group, Inc	264,370
7,826		Liz Claiborne, Inc	335,344
5,380		Polo Ralph Lauren Corp	474,247
6,673		VF Corp	551,323
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,625,284

AUTO REPAIR, SERVICES AND PARKING - 0.02%
5,110	e	Ryder System, Inc	252,127
		TOTAL AUTO REPAIR, SERVICES AND PARKING	252,127

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
12,820	*	Autonation, Inc	272,297
3,668	*	Autozone, Inc	470,018
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	742,315

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.01%
161,049		Home Depot, Inc	5,916,940
120,218		Lowe's Cos, Inc	3,785,665
8,885		Sherwin-Williams Co	586,765
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,289,370

BUSINESS SERVICES - 6.28%
45,563	*	Adobe Systems, Inc	1,899,977
7,692	*	Affiliated Computer Services, Inc (Class A)	452,905
18,234	*	Autodesk, Inc	685,598
43,099		Automatic Data Processing, Inc	2,085,992
16,694	e*	BMC Software, Inc	514,008
31,368		CA, Inc	812,745
15,521	e*	Citrix Systems, Inc	497,138
11,200	*	Cognizant Technology Solutions Corp (Class A)	988,624
13,606	*	Computer Sciences Corp	709,281
26,698	e*	Compuware Corp	253,364
9,706	*	Convergys Corp	246,629

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
91,383	*	eBay, Inc	$3,029,346
24,509	*	Electronic Arts, Inc	1,234,273
40,950		Electronic Data Systems Corp	1,133,496
10,605		Equifax, Inc	386,552
12,800		Fidelity National Information Services, Inc	581,888
60,723		First Data Corp	1,633,449
13,995	*	Fiserv, Inc	742,575
17,166	*	Google, Inc (Class A)	7,864,775
14,317		IMS Health, Inc	424,642
35,901	*	Interpublic Group of Cos, Inc	441,941
26,464	*	Intuit, Inc	724,055
44,323	*	Juniper Networks, Inc	872,277
682,058		Microsoft Corp	19,008,956
9,992	*	Monster Worldwide, Inc	473,321
14,284	*	NCR Corp	682,347
23,050	*	Novell, Inc	166,421
13,632		Omnicom Group, Inc	1,395,644
315,837		Oracle Corp	5,726,125
13,785		Robert Half International, Inc	510,183
278,892	*	Sun Microsystems, Inc	1,676,141
72,915	*	Symantec Corp	1,261,430
23,243	*	Unisys Corp	195,938
20,792	*	VeriSign, Inc	522,295
42,061		Waste Management, Inc	1,447,319
95,940	*	Yahoo!, Inc	3,001,963
		TOTAL BUSINESS SERVICES	64,283,613

CHEMICALS AND ALLIED PRODUCTS - 9.45%
121,134		Abbott Laboratories	6,759,277
16,753		Air Products & Chemicals, Inc	1,239,052
91,737	*	Amgen, Inc	5,126,264
7,874		Avery Dennison Corp	505,983
33,936		Avon Products, Inc	1,264,455
8,837	e*	Barr Pharmaceuticals, Inc	409,595
25,779	e*	Biogen Idec, Inc	1,144,072
159,469		Bristol-Myers Squibb Co	4,426,859
11,964		Clorox Co	761,987
40,705		Colgate-Palmolive Co	2,718,687
75,423		Dow Chemical Co	3,458,899
72,573		Du Pont (E.I.) de Nemours & Co	3,587,283
6,416		Eastman Chemical Co	406,325
14,750		Ecolab, Inc	634,250
77,365	e	Eli Lilly & Co	4,155,274
9,127		Estee Lauder Cos (Class A)	445,854
25,536	*	Forest Laboratories, Inc	1,313,572
20,892	*	Genzyme Corp	1,253,938
36,572	*	Gilead Sciences, Inc	2,797,758
7,858	*	Hercules, Inc	153,545
13,176	*	Hospira, Inc	538,898
6,923		International Flavors & Fragrances, Inc	326,904
20,791	*	King Pharmaceuticals, Inc	408,959
17,803	e*	Medimmune, Inc	647,851
171,291		Merck & Co, Inc	7,565,923
42,917		Monsanto Co	2,358,718

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
17,876	e	Mylan Laboratories, Inc	$377,899
561,647		Pfizer, Inc	14,187,203
12,828		PPG Industries, Inc	901,937
25,221		Praxair, Inc	1,587,914
249,814		Procter & Gamble Co	15,778,252
11,372		Rohm & Haas Co	588,160
117,248		Schering-Plough Corp	2,990,996
10,000	e	Sigma-Aldrich Corp	415,200
6,903	*	Watson Pharmaceuticals, Inc	182,446
106,037		Wyeth	5,305,031
		TOTAL CHEMICALS AND ALLIED PRODUCTS	96,725,220

COAL MINING - 0.14%
15,435		Consol Energy, Inc	603,972
21,800		Peabody Energy Corp	877,232
		TOTAL COAL MINING	1,481,204

COMMUNICATIONS - 4.66%
28,462		Alltel Corp	1,764,644
493,556		AT&T, Inc	19,460,913
38,708	*	Avaya, Inc	457,141
9,191		CenturyTel, Inc	415,341
27,370		Citizens Communications Co	409,182
39,181		Clear Channel Communications, Inc	1,372,902
246,331	*	Comcast Corp (Class A)	6,392,289
60,300	*	DIRECTV Group, Inc	1,391,121
12,111		Embarq Corp	682,455
16,900	*	IAC/InterActiveCorp	637,299
126,437	e*	Qwest Communications International, Inc	1,136,669
227,024		Sprint Nextel Corp	4,304,375
230,334		Verizon Communications, Inc	8,734,265
38,703		Windstream Corp	568,547
		TOTAL COMMUNICATIONS	47,727,143

DEPOSITORY INSTITUTIONS - 10.16%
354,047		Bank of America Corp	18,063,478
60,547		Bank of New York Co, Inc	2,455,181
43,709		BB&T Corp	1,792,943
387,332		Citigroup, Inc	19,885,625
12,104		Comerica, Inc	715,588
13,235	e	Commerce Bancorp, Inc	441,784
10,318		Compass Bancshares, Inc	709,878
44,464	e	Fifth Third Bancorp	1,720,312
8,823	e	First Horizon National Corp	366,419
37,000		Hudson City Bancorp, Inc	506,160
17,297	e	Huntington Bancshares, Inc	377,939
273,566		JPMorgan Chase & Co	13,235,123
32,592		Keycorp	1,221,222
6,106		M&T Bank Corp	707,258
20,386	e	Marshall & Ilsley Corp	944,076
32,650		Mellon Financial Corp	1,408,521
46,726		National City Corp	1,740,544
14,453		Northern Trust Corp	869,203
27,317		PNC Financial Services Group, Inc	1,966,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
56,963		Regions Financial Corp	$2,014,781
28,872	e	Sovereign Bancorp, Inc	734,504
26,227		State Street Corp	1,698,198
28,223		SunTrust Banks, Inc	2,343,638
25,249		Synovus Financial Corp	816,553
138,727		US Bancorp	4,851,283
150,361		Wachovia Corp	8,277,373
70,678		Washington Mutual, Inc	2,853,978
266,317		Wells Fargo & Co	9,169,294
60,923		Western Union Co	1,337,260
8,519	e	Zions Bancorporation	720,026
		TOTAL DEPOSITORY INSTITUTIONS	103,944,146

EATING AND DRINKING PLACES - 0.79%
11,369		Darden Restaurants, Inc	468,289
95,127		McDonald's Corp	4,285,471
59,855	*	Starbucks Corp	1,877,053
8,327		Wendy's International, Inc	260,635
20,427		Yum! Brands, Inc	1,179,864
		TOTAL EATING AND DRINKING PLACES	8,071,312

EDUCATIONAL SERVICES - 0.05%
11,780	*	Apollo Group, Inc (Class A)	517,142
		TOTAL EDUCATIONAL SERVICES	517,142

ELECTRIC, GAS, AND SANITARY SERVICES - 3.99%
53,527	*	AES Corp	1,151,901
14,146	*	Allegheny Energy, Inc	695,134
18,713	*	Allied Waste Industries, Inc	235,597
16,933		Ameren Corp	851,730
31,512		American Electric Power Co, Inc	1,536,210
25,578		Centerpoint Energy, Inc	458,869
19,365	e*	CMS Energy Corp	344,697
20,692		Consolidated Edison, Inc	1,056,534
13,800		Constellation Energy Group, Inc	1,199,910
28,195		Dominion Resources, Inc	2,502,870
13,501		DTE Energy Co	646,698
98,730		Duke Energy Corp	2,003,232
32,958	*	Dynegy, Inc (Class A)	305,191
26,296		Edison International	1,291,922
53,890		El Paso Corp	779,788
16,379		Entergy Corp	1,718,485
52,715	e	Exelon Corp	3,622,048
24,462		FirstEnergy Corp	1,620,363
31,984		FPL Group, Inc	1,956,461
5,976	e	Integrys Energy Group, Inc	331,728
15,337		KeySpan Corp	631,118
8,228		Kinder Morgan, Inc	875,871
3,070		Nicor, Inc	148,649
19,439	e	NiSource, Inc	475,089
27,886		PG&E Corp	1,346,057
8,762		Pinnacle West Capital Corp	422,767
29,339		PPL Corp	1,199,965
19,441		Progress Energy, Inc	980,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
20,058		Public Service Enterprise Group, Inc	$1,665,616
6,600		Questar Corp	588,786
20,890		Sempra Energy	1,274,499
59,848		Southern Co	2,193,429
18,639		TECO Energy, Inc	320,777
36,310		TXU Corp	2,327,471
46,033	e	Williams Cos, Inc	1,310,099
31,195		Xcel Energy, Inc	770,205
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,840,370

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.81%
12,796	*	ADC Telecommunications, Inc	214,205
45,139	e*	Advanced Micro Devices, Inc	589,515
28,097	e*	Altera Corp	561,659
27,189		Analog Devices, Inc	937,749
68,061	*	Apple Computer, Inc	6,323,548
37,780	*	Broadcom Corp (Class A)	1,211,605
6,658	e*	Ciena Corp	186,091
478,918	*	Cisco Systems, Inc	12,226,777
14,560		Cooper Industries Ltd (Class A)	655,054
63,400		Emerson Electric Co	2,731,906
5,524		Harman International Industries, Inc	530,746
64,539		Honeywell International, Inc	2,972,666
454,827		Intel Corp	8,700,841
16,504	e*	JDS Uniphase Corp	251,356
9,567		L-3 Communications Holdings, Inc	836,825
22,955	e	Linear Technology Corp	725,148
59,144	*	LSI Logic Corp	617,463
25,052	e	Maxim Integrated Products, Inc	736,529
56,864	*	Micron Technology, Inc	686,917
9,993		Molex, Inc	281,803
189,740		Motorola, Inc	3,352,706
21,222		National Semiconductor Corp	512,299
30,182	*	Network Appliance, Inc	1,102,247
8,732	*	Novellus Systems, Inc	279,599
28,329	*	Nvidia Corp	815,309
16,463	e*	PMC - Sierra, Inc	115,406
10,880	*	QLogic Corp	184,960
130,475		Qualcomm, Inc	5,566,064
12,466		RadioShack Corp	336,956
43,877	*	Sanmina-SCI Corp	158,835
38,762	*	Tellabs, Inc	383,744
114,069		Texas Instruments, Inc	3,433,477
6,397	e	Whirlpool Corp	543,169
26,873		Xilinx, Inc	691,442
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	59,454,616

ENGINEERING AND MANAGEMENT SERVICES - 0.49%
30,239	*	Celgene Corp	1,586,338
7,031		Fluor Corp	630,821
18,149		Moody's Corp	1,126,327
25,797		Paychex, Inc	976,932
13,237	e	Quest Diagnostics, Inc	660,129
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,980,547

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
FABRICATED METAL PRODUCTS - 0.23%
8,869		Ball Corp	$406,644
33,160	e	Illinois Tool Works, Inc	1,711,056
4,026		Snap-On, Inc	193,651
		TOTAL FABRICATED METAL PRODUCTS	2,311,351

FOOD AND KINDRED PRODUCTS - 3.06%
60,664		Anheuser-Busch Cos, Inc	3,061,105
50,750	e	Archer Daniels Midland Co	1,862,525
18,223		Campbell Soup Co	709,786
160,884		Coca-Cola Co	7,722,432
23,551	e	Coca-Cola Enterprises, Inc	476,908
38,801		ConAgra Foods, Inc	966,533
17,790	e*	Constellation Brands, Inc (Class A)	376,792
27,690		General Mills, Inc	1,612,112
25,837		H.J. Heinz Co	1,217,439
13,235		Hershey Co	723,425
20,857	e	Kellogg Co	1,072,676
11,257		McCormick & Co, Inc	433,620
3,392		Molson Coors Brewing Co (Class B)	320,951
9,908		Pepsi Bottling Group, Inc	315,966
129,518		PepsiCo, Inc	8,232,164
57,872	e	Sara Lee Corp	979,194
21,571		Tyson Foods, Inc (Class A)	418,693
16,859	e	Wrigley (Wm.) Jr Co	858,629
		TOTAL FOOD AND KINDRED PRODUCTS	31,360,950

FOOD STORES - 0.27%
57,520		Kroger Co	1,624,940
15,000		Supervalu, Inc	586,050
11,573		Whole Foods Market, Inc	519,049
		TOTAL FOOD STORES	2,730,039

FORESTRY - 0.12%
16,617		Weyerhaeuser Co	1,241,955
		TOTAL FORESTRY	1,241,955

FURNITURE AND FIXTURES - 0.26%
15,632		Johnson Controls, Inc	1,479,100
12,573		Leggett & Platt, Inc	285,030
31,271		Masco Corp	856,825
		TOTAL FURNITURE AND FIXTURES	2,620,955

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
21,945	*	Bed Bath & Beyond, Inc	881,531
13,803		Circuit City Stores, Inc	255,770
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,137,301

GENERAL BUILDING CONTRACTORS - 0.21%
10,266		Centex Corp	428,913
22,506		DR Horton, Inc	495,132
7,500	e	KB Home	320,025
10,931		Lennar Corp (Class A)	461,398

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
16,148		Pulte Homes, Inc	$427,276
		TOTAL GENERAL BUILDING CONTRACTORS	2,132,744

GENERAL MERCHANDISE STORES - 2.02%
8,015	*	Big Lots, Inc	250,709
36,558		Costco Wholesale Corp	1,968,283
4,783	e	Dillard's, Inc (Class A)	156,548
25,979	e	Dollar General Corp	549,456
13,353		Family Dollar Stores, Inc	395,516
40,587		Federated Department Stores, Inc	1,828,444
17,259		JC Penney Co, Inc	1,417,999
67,841		Target Corp	4,020,258
35,588		TJX Cos, Inc	959,452
193,920		Wal-Mart Stores, Inc	9,104,544
		TOTAL GENERAL MERCHANDISE STORES	20,651,209

HEALTH SERVICES - 1.15%
14,963	e	AmerisourceBergen Corp	789,298
8,040		Cigna Corp	1,146,986
12,649	e*	Coventry Health Care, Inc	708,976
11,037	*	Express Scripts, Inc	890,907
9,925	*	Laboratory Corp of America Holdings	720,853
6,805	e	Manor Care, Inc	369,920
22,538		McKesson Corp	1,319,375
22,521	*	Medco Health Solutions, Inc	1,633,448
39,198	*	Tenet Healthcare Corp	252,043
48,909	*	WellPoint, Inc	3,966,520
		TOTAL HEALTH SERVICES	11,798,326

HOLDING AND OTHER INVESTMENT OFFICES - 2.01%
8,111		Apartment Investment & Management Co (Class A)	467,924
16,437	e	Archstone-Smith Trust	892,200
6,000		AvalonBay Communities, Inc	780,000
9,010		Boston Properties, Inc	1,057,774
9,400		Developers Diversified Realty Corp	591,260
22,052		Equity Residential	1,063,568
38,000		Host Marriott Corp	999,780
18,430		Kimco Realty Corp	898,278
14,565		Plum Creek Timber Co, Inc	574,152
19,725		Prologis	1,280,744
9,606		Public Storage, Inc	909,400
16,415	*	Realogy Corp	486,048
17,615		Simon Property Group, Inc	1,959,669
52,400		SPDR Trust Series 1	7,440,800
9,768		Vornado Realty Trust	1,165,713
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,567,310

HOTELS AND OTHER LODGING PLACES - 0.39%
30,602		Hilton Hotels Corp	1,100,448
25,892		Marriott International, Inc (Class A)	1,267,672
16,604		Starwood Hotels & Resorts Worldwide, Inc	1,076,769
14,939	e*	Wyndham Worldwide Corp	510,167
		TOTAL HOTELS AND OTHER LODGING PLACES	3,955,056

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 7.58%
57,886		3M Co	$4,424,227
13,741		American Standard Cos, Inc	728,548
110,796		Applied Materials, Inc	2,029,783
5,331		Black & Decker Corp	435,116
51,370		Caterpillar, Inc	3,443,331
4,063		Cummins, Inc	587,997
18,440		Deere & Co	2,003,322
179,366	*	Dell, Inc	4,163,085
15,539		Dover Corp	758,459
11,588		Eaton Corp	968,293
166,195	*	EMC Corp	2,301,801
812,584	d	General Electric Co	28,732,970
211,728		Hewlett-Packard Co	8,498,762
23,170		Ingersoll-Rand Co Ltd (Class A)	1,004,883
118,755		International Business Machines Corp	11,193,846
27,387		International Game Technology	1,105,887
13,079	e	Jabil Circuit, Inc	280,021
7,325	*	Lexmark International, Inc (Class A)	428,220
8,640		Pall Corp	328,320
9,483	e	Parker Hannifin Corp	818,478
13,726	e	Rockwell Automation, Inc	821,776
17,460	e*	SanDisk Corp	764,748
85,142	*	Solectron Corp	268,197
7,034		Stanley Works	389,402
8,100	*	Terex Corp	581,256
9,500	e*	Varian Medical Systems, Inc	453,055
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	77,513,783

INSTRUMENTS AND RELATED PRODUCTS - 4.02%
31,895	*	Agilent Technologies, Inc	1,074,543
12,063		Allergan, Inc	1,336,822
14,665		Applera Corp (Applied Biosystems Group)	433,644
8,069		Bard (C.R.), Inc	641,566
3,769		Bausch & Lomb, Inc	192,822
52,002		Baxter International, Inc	2,738,945
18,858		Becton Dickinson & Co	1,449,992
20,062		Biomet, Inc	852,434
93,482	*	Boston Scientific Corp	1,359,228
18,892	e	Danaher Corp	1,349,833
23,585	e	Eastman Kodak Co	532,078
228,400		Johnson & Johnson	13,763,384
15,290		Kla-Tencor Corp	815,263
90,912		Medtronic, Inc	4,460,143
4,777	e*	Millipore Corp	346,189
8,603		PerkinElmer, Inc	208,365
17,326	e	Pitney Bowes, Inc	786,427
13,442	e	Rockwell Collins, Inc	899,673
27,404	*	St. Jude Medical, Inc	1,030,664
22,843	e	Stryker Corp	1,514,948
5,791	e	Tektronix, Inc	163,075
15,441	*	Teradyne, Inc	255,394
32,052	*	Thermo Electron Corp	1,498,431
8,368	e*	Waters Corp	485,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
75,647	*	Xerox Corp	$1,277,678
19,197	*	Zimmer Holdings, Inc	1,639,616
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	41,106,501

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
24,563	e	AON Corp	932,411
25,025		Hartford Financial Services Group, Inc	2,391,890
43,905		Marsh & McLennan Cos, Inc	1,285,977
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,610,278

INSURANCE CARRIERS - 5.09%
25,505		ACE Ltd	1,455,315
41,468		Aetna, Inc	1,815,884
38,254		Aflac, Inc	1,800,233
49,384		Allstate Corp	2,966,003
8,603	e	Ambac Financial Group, Inc	743,213
206,128		American International Group, Inc	13,855,924
32,796		Chubb Corp	1,694,569
14,049		Cincinnati Financial Corp	595,678
34,004		Genworth Financial, Inc (Class A)	1,188,100
13,028	*	Humana, Inc	755,885
22,587		Lincoln National Corp	1,531,173
36,134		Loews Corp	1,641,568
11,025		MBIA, Inc	722,027
59,993		Metlife, Inc	3,788,558
6,030	e	MGIC Investment Corp	355,288
21,717		Principal Financial Group	1,300,197
61,103		Progressive Corp	1,333,267
37,688		Prudential Financial, Inc	3,401,719
8,975		Safeco Corp	596,209
54,529		The Travelers Companies, Inc	2,822,966
7,711		Torchmark Corp	505,764
106,283		UnitedHealth Group, Inc	5,629,811
27,414		UnumProvident Corp	631,344
13,702		XL Capital Ltd (Class A)	958,592
		TOTAL INSURANCE CARRIERS	52,089,287

LEATHER AND LEATHER PRODUCTS - 0.14%
28,446	*	Coach, Inc	1,423,722
		TOTAL LEATHER AND LEATHER PRODUCTS	1,423,722

METAL MINING - 0.34%
29,106		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,926,526
36,157	e	Newmont Mining Corp	1,518,232
		TOTAL METAL MINING	3,444,758

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
11,589	e	Fortune Brands, Inc	913,445
11,866		Hasbro, Inc	339,605
29,900	e	Mattel, Inc	824,343
156,985		Tyco International Ltd	4,952,877
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,030,270

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.43%
24,087	*	Amazon.com, Inc	$958,422
31,576		Best Buy Co, Inc	1,538,383
122,230		CVS Corp	4,172,932
21,882	*	Office Depot, Inc	768,933
6,758	e	OfficeMax, Inc	356,417
6,881	*	Sears Holdings Corp	1,239,681
57,164		Staples, Inc	1,477,118
9,687		Tiffany & Co	440,565
79,251	e	Walgreen Co	3,636,828
		TOTAL MISCELLANEOUS RETAIL	14,589,279

MOTION PICTURES - 1.95%
58,782		CBS Corp (Class B)	1,798,141
184,894		News Corp (Class A)	4,274,749
301,652		Time Warner, Inc	5,948,577
55,691	*	Viacom, Inc (Class B)	2,289,457
163,270		Walt Disney Co	5,621,386
		TOTAL MOTION PICTURES	19,932,310

NONDEPOSITORY INSTITUTIONS - 1.85%
95,089		American Express Co	5,363,020
32,269		Capital One Financial Corp	2,435,019
15,390		CIT Group, Inc	814,439
46,425		Countrywide Financial Corp	1,561,737
76,999		Fannie Mae	4,202,605
54,530		Freddie Mac	3,243,990
31,534		SLM Corp	1,289,741
		TOTAL NONDEPOSITORY INSTITUTIONS	18,910,551

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
6,995	e	Vulcan Materials Co	814,778
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	814,778

OIL AND GAS EXTRACTION - 2.23%
35,744		Anadarko Petroleum Corp	1,536,277
24,877		Baker Hughes, Inc	1,645,116
24,987		BJ Services Co	697,137
32,355	e	Chesapeake Energy Corp	999,122
11,800		ENSCO International, Inc	641,920
78,388		Halliburton Co	2,488,035
24,121	*	Nabors Industries Ltd	715,670
13,617	*	National Oilwell Varco, Inc	1,059,266
10,623		Noble Corp	835,818
9,601	e	Rowan Cos, Inc	311,744
93,002		Schlumberger Ltd	6,426,438
14,797		Smith International, Inc	710,996
23,437	e*	Transocean, Inc	1,914,803
27,294	e*	Weatherford International Ltd	1,230,959
28,686		XTO Energy, Inc	1,572,280
		TOTAL OIL AND GAS EXTRACTION	22,785,581

PAPER AND ALLIED PRODUCTS - 0.49%
9,361		Bemis Co	312,564
4,457		Domtar Corp	41,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
34,166		International Paper Co	$1,243,642
36,661		Kimberly-Clark Corp	2,510,912
12,491		MeadWestvaco Corp	385,222
8,901		Temple-Inland, Inc	531,746
		TOTAL PAPER AND ALLIED PRODUCTS	5,025,581

PERSONAL SERVICES - 0.09%
11,231		Cintas Corp	405,439
25,445	e	H&R Block, Inc	535,363
		TOTAL PERSONAL SERVICES	940,802

PETROLEUM AND COAL PRODUCTS - 7.15%
26,406		Apache Corp	1,866,904
4,890		Ashland, Inc	320,784
170,721		Chevron Corp	12,626,525
129,834		ConocoPhillips	8,874,154
34,121		Devon Energy Corp	2,361,856
19,633		EOG Resources, Inc	1,400,618
451,246		Exxon Mobil Corp	34,046,511
21,867		Hess Corp	1,212,962
27,792		Marathon Oil Corp	2,746,683
14,781		Murphy Oil Corp	789,305
66,163		Occidental Petroleum Corp	3,262,498
9,265		Sunoco, Inc	652,627
47,072		Valero Energy Corp	3,035,673
		TOTAL PETROLEUM AND COAL PRODUCTS	73,197,100

PIPELINES, EXCEPT NATURAL GAS - 0.13%
51,365		Spectra Energy Corp	1,349,359
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,349,359

PRIMARY METAL INDUSTRIES - 0.82%
68,876		Alcoa, Inc	2,334,896
7,785		Allegheny Technologies, Inc	830,582
124,115	*	Corning, Inc	2,822,375
23,341		Nucor Corp	1,520,199
9,439		United States Steel Corp	936,066
		TOTAL PRIMARY METAL INDUSTRIES	8,444,118

PRINTING AND PUBLISHING - 0.46%
4,669	e	Dow Jones & Co, Inc	160,940
7,255	e	EW Scripps Co (Class A)	324,153
17,900		Gannett Co, Inc	1,007,591
28,362		McGraw-Hill Cos, Inc	1,783,403
2,886		Meredith Corp	165,628
9,963	e	New York Times Co (Class A)	234,230
17,395		R.R. Donnelley & Sons Co	636,483
13,642		Tribune Co	438,045
		TOTAL PRINTING AND PUBLISHING	4,750,473

RAILROAD TRANSPORTATION - 0.72%
28,529	e	Burlington Northern Santa Fe Corp	2,294,587
33,248		CSX Corp	1,331,582
30,800		Norfolk Southern Corp	1,558,480

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
21,332		Union Pacific Corp	$2,166,265
		TOTAL RAILROAD TRANSPORTATION	7,350,914

REAL ESTATE - 0.05%
15,000	e*	CB Richard Ellis Group, Inc (Class A)	512,700
		TOTAL REAL ESTATE	512,700

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
15,404	*	Goodyear Tire & Rubber Co	480,451
22,187	e	Newell Rubbermaid, Inc	689,794
13,396		Sealed Air Corp	423,314
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,593,559

SECURITY AND COMMODITY BROKERS - 3.13%
18,606		Ameriprise Financial, Inc	1,063,147
8,983		Bear Stearns Cos, Inc	1,350,594
81,169		Charles Schwab Corp	1,484,581
2,774		Chicago Mercantile Exchange Holdings, Inc	1,477,044
33,311	e*	E*Trade Financial Corp	706,859
6,416		Federated Investors, Inc (Class B)	235,596
13,174		Franklin Resources, Inc	1,591,814
32,581		Goldman Sachs Group, Inc	6,732,212
14,586		Janus Capital Group, Inc	304,993
10,009		Legg Mason, Inc	942,948
41,774		Lehman Brothers Holdings, Inc	2,927,104
69,707		Merrill Lynch & Co, Inc	5,692,971
83,533		Morgan Stanley	6,579,059
20,171		T Rowe Price Group, Inc	951,869
		TOTAL SECURITY AND COMMODITY BROKERS	32,040,791

TOBACCO PRODUCTS - 1.58%
166,217		Altria Group, Inc	14,595,515
13,361	e	Reynolds American, Inc	833,860
13,303	e	UST, Inc	771,308
		TOTAL TOBACCO PRODUCTS	16,200,683

TRANSPORTATION BY AIR - 0.35%
24,409		FedEx Corp	2,622,259
65,241	e	Southwest Airlines Co	959,043
		TOTAL TRANSPORTATION BY AIR	3,581,302

TRANSPORTATION EQUIPMENT - 2.78%
62,355		Boeing Co	5,543,983
6,563		Brunswick Corp	209,032
150,116	e*	Ford Motor Co	1,184,415
32,019		General Dynamics Corp	2,446,252
44,871	e	General Motors Corp	1,374,847
13,384		Genuine Parts Co	655,818
9,853		Goodrich Corp	507,234
19,703		Harley-Davidson, Inc	1,157,551
14,342		ITT Industries, Inc	865,109
28,217		Lockheed Martin Corp	2,737,613
27,783		Northrop Grumman Corp	2,062,054
19,631		Paccar, Inc	1,440,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
12,161	*	Pactiv Corp	$410,312
34,872		Raytheon Co	1,829,385
9,890		Textron, Inc	888,122
79,241		United Technologies Corp	5,150,665
		TOTAL TRANSPORTATION EQUIPMENT	28,463,307

TRANSPORTATION SERVICES - 0.10%
13,000		CH Robinson Worldwide, Inc	620,750
11,591		Sabre Holdings Corp (Class A)	379,605
		TOTAL TRANSPORTATION SERVICES	1,000,355

TRUCKING AND WAREHOUSING - 0.58%
84,504		United Parcel Service, Inc (Class B)	5,923,730
		TOTAL TRUCKING AND WAREHOUSING	5,923,730

WATER TRANSPORTATION - 0.16%
34,415		Carnival Corp	1,612,687
		TOTAL WATER TRANSPORTATION	1,612,687

WHOLESALE TRADE-DURABLE GOODS - 0.08%
12,557	*	Patterson Cos, Inc	445,649
5,248		W.W. Grainger, Inc	405,357
		TOTAL WHOLESALE TRADE-DURABLE GOODS	851,006

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
5,855		Brown-Forman Corp (Class B)	383,855
31,473		Cardinal Health, Inc	2,295,955
11,214	*	Dean Foods Co	524,143
15,166		Nike, Inc (Class B)	1,611,539
34,957		Safeway, Inc	1,280,824
48,915		Sysco Corp	1,654,794
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,751,110

		TOTAL COMMON STOCKS
		(Cost $878,759,707)	1,012,256,758

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.85%
$ 8,740,000	d	Federal Home Loan Banks (FHLB) 4.900%, 04/02/07	8,736,431

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.52%
46,228,724		State Street Navigator Securities Lending Prime Portfolio	46,228,724

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $54,967,510)	54,965,155

		TOTAL PORTFOLIO - 104.31%
		(Cost $933,727,217)	1,067,221,913

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - (4.31)%	$(44,102,737)

	NET ASSETS - 100.00%	$1,023,119,176

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $9,330,406.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.80%

AMUSEMENT AND RECREATION SERVICES - 0.91%
7,420	e*	Activision, Inc	$140,535
3,671		Harrah's Entertainment, Inc	310,016
1,979	e*	Penn National Gaming, Inc	83,949
1,433		Warner Music Group Corp	24,447
		TOTAL AMUSEMENT AND RECREATION SERVICES	558,947

APPAREL AND ACCESSORY STORES - 2.31%
2,363	e	Abercrombie & Fitch Co (Class A)	178,832
4,628		American Eagle Outfitters, Inc	138,794
1,825	*	AnnTaylor Stores Corp	70,774
4,769	e*	Chico's FAS, Inc	116,507
2,440		Claire's Stores, Inc	78,373
369		Foot Locker, Inc	8,690
1,310	e*	Hanesbrands, Inc	38,501
9,170	e	Limited Brands, Inc	238,970
6,346		Nordstrom, Inc	335,957
3,844	e	Ross Stores, Inc	132,234
2,952	*	Urban Outfitters, Inc	78,258
		TOTAL APPAREL AND ACCESSORY STORES	1,415,890

APPAREL AND OTHER TEXTILE PRODUCTS - 0.24%
1,647	e	Polo Ralph Lauren Corp	145,183
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	145,183

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.95%
2,898		Advance Auto Parts	111,718
1,373	*	Autozone, Inc	175,936
5,672	*	Carmax, Inc	139,191
1,823	*	Copart, Inc	51,062
3,063	e*	O'Reilly Automotive, Inc	101,385
200		United Auto Group, Inc	4,060
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	583,352

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.39%
3,361	e	Fastenal Co	117,803
1,865		Sherwin-Williams Co	123,165
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	240,968

BUSINESS SERVICES - 9.75%
2,191		Acxiom Corp	46,865
1,039	*	Affiliated Computer Services, Inc (Class A)	61,176
4,182	e*	Akamai Technologies, Inc	208,765
2,172	e*	Alliance Data Systems Corp	133,839
6,208	*	Autodesk, Inc	233,421
10,444	*	BEA Systems, Inc	121,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,635	*	BMC Software, Inc	$173,502
1,016		Brink's Co	64,465
1,765		CA, Inc	45,731
6,378	e*	Cadence Design Systems, Inc	134,321
3,394	*	Ceridian Corp	118,247
1,689	e*	Cerner Corp	91,966
2,254	e*	Checkfree Corp	83,601
2,090	*	ChoicePoint, Inc	78,229
4,949	e*	Citrix Systems, Inc	158,516
910	e*	Clear Channel Outdoor Holdings, Inc (Class A)	23,942
3,774	*	Cognizant Technology Solutions Corp (Class A)	333,131
200	*	Convergys Corp	5,082
1,482	*	DST Systems, Inc	111,446
8,168	*	Electronic Arts, Inc	411,340
7,782		Electronic Data Systems Corp	215,406
4,212	e*	Emdeon Corp	63,728
3,072		Equifax, Inc	111,974
500	*	Expedia, Inc	11,590
1,113	e*	F5 Networks, Inc	74,215
1,115	e	Factset Research Systems, Inc	70,078
1,235		Fair Isaac Corp	47,770
552		Fidelity National Information Services, Inc	25,094
4,719	*	Fiserv, Inc	250,390
1,341	*	Getty Images, Inc	65,213
3,827		IMS Health, Inc	113,509
12,560	e*	Interpublic Group of Cos, Inc	154,614
9,360	e*	Intuit, Inc	256,090
4,621	*	Iron Mountain, Inc	120,747
8,258	*	Juniper Networks, Inc	162,517
1,209	*	Kinetic Concepts, Inc	61,224
2,230	e*	Lamar Advertising Co (Class A)	140,423
2,019	e	Manpower, Inc	148,942
1,669	e	Mastercard, Inc (Class A)	177,315
3,954	*	McAfee, Inc	114,982
2,227	e	MoneyGram International, Inc	61,822
3,358	*	Monster Worldwide, Inc	159,068
2,541	e*	NAVTEQ Corp	87,665
1,080	*	NCR Corp	51,592
5,004	*	Red Hat, Inc	114,742
4,041	e	Robert Half International, Inc	149,557
2,295	*	Salesforce.com, Inc	98,272
2,528		ServiceMaster Co	38,906
277	*	Synopsys, Inc	7,266
1,000		Total System Services, Inc	31,850
6,185	e*	VeriSign, Inc	155,367
160	*	WebMD Health Corp (Class A)	8,421
		TOTAL BUSINESS SERVICES	5,988,980

CHEMICALS AND ALLIED PRODUCTS - 5.80%
640	e*	Abraxis BioScience, Inc	17,094
700		Air Products & Chemicals, Inc	51,772
413		Alberto-Culver Co	9,449
2,548		Avery Dennison Corp	163,734
12,102		Avon Products, Inc	450,921

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,854	*	Barr Pharmaceuticals, Inc	$132,283
758		Cabot Corp	36,179
1,030		Celanese Corp (Series A)	31,765
1,754	e*	Cephalon, Inc	124,902
548	*	Charles River Laboratories International, Inc	25,350
1,735	e	Church & Dwight Co, Inc	87,357
2,217		Dade Behring Holdings, Inc	97,215
4,808		Ecolab, Inc	206,744
3,346		Estee Lauder Cos (Class A)	163,452
8,757	e*	Forest Laboratories, Inc	450,460
4,205	*	Hospira, Inc	171,985
1,717	*	Huntsman Corp	32,778
856	*	Idexx Laboratories, Inc	75,011
1,927	*	ImClone Systems, Inc	78,564
1,683		International Flavors & Fragrances, Inc	79,471
472	*	Invitrogen Corp	30,043
6,650	e*	Medimmune, Inc	241,994
4,290	e*	Millennium Pharmaceuticals, Inc	48,734
6,558		Mylan Laboratories, Inc	138,636
2,765	e*	Nalco Holding Co	66,084
2,939	*	PDL BioPharma, Inc	63,776
517		PPG Industries, Inc	36,350
674		Rohm & Haas Co	34,859
997	e	Scotts Miracle-Gro Co (Class A)	43,898
2,945	*	Sepracor, Inc	137,325
1,480		Sigma-Aldrich Corp	61,450
2,167	*	VCA Antech, Inc	78,684
3,273	e*	Vertex Pharmaceuticals, Inc	91,775
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,560,094

COAL MINING - 0.59%
3,884	e	Arch Coal, Inc	119,200
4,930	e	Consol Energy, Inc	192,911
2,052	e	Massey Energy Co	49,227
		TOTAL COAL MINING	361,338

COMMUNICATIONS - 4.05%
11,275	*	American Tower Corp (Class A)	439,161
1,085	e*	Avaya, Inc	12,814
2,900	e	Cablevision Systems Corp (Class A)	88,247
3,658		Citizens Communications Co	54,687
4,994	e*	Crown Castle International Corp	160,457
310	e*	CTC Media, Inc	7,961
5,507	*	EchoStar Communications Corp (Class A)	239,169
1,821	e	Global Payments, Inc	62,023
1,822	e*	IAC/InterActiveCorp	68,708
508	*	Leap Wireless International, Inc	33,518
37,123	e*	Level 3 Communications, Inc	226,450
4,046	e*	Liberty Global, Inc (Class A)	133,235
13,549	*	Liberty Media Holding Corp (Interactive A)	322,737
1,666	e*	NeuStar, Inc (Class A)	47,381
3,932	*	NII Holdings, Inc	291,676
2,679	e*	SBA Communications Corp (Class A)	79,164
1,552		Telephone & Data Systems, Inc	92,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
252	*	US Cellular Corp	$18,509
8,260	e*	XM Satellite Radio Holdings, Inc (Class A)	106,719
		TOTAL COMMUNICATIONS	2,485,146

DEPOSITORY INSTITUTIONS - 1.73%
853		Bank of Hawaii Corp	45,235
4,955		Commerce Bancorp, Inc	165,398
649	e	Cullen/Frost Bankers, Inc	33,962
1,583		East West Bancorp, Inc	58,207
7,718		Hudson City Bancorp, Inc	105,582
402	e	IndyMac Bancorp, Inc	12,884
1,743		Investors Financial Services Corp	101,355
5,543		Northern Trust Corp	333,356
1,514		People's Bank	67,222
3,192		Synovus Financial Corp	103,229
1,394		TCF Financial Corp	36,746
		TOTAL DEPOSITORY INSTITUTIONS	1,063,176

EATING AND DRINKING PLACES - 1.63%
3,400		Brinker International, Inc	111,180
733	*	Burger King Holdings, Inc	15,833
2,148	e*	Cheesecake Factory	57,244
4,027	e	Darden Restaurants, Inc	165,872
930		OSI Restaurant Partners, Inc	36,735
5,147	e	Tim Hortons, Inc	156,572
1,053		Wendy's International, Inc	32,959
7,309	e	Yum! Brands, Inc	422,168
		TOTAL EATING AND DRINKING PLACES	998,563

EDUCATIONAL SERVICES - 0.64%
3,790	*	Apollo Group, Inc (Class A)	166,381
2,516	e*	Career Education Corp	76,738
1,118	e*	ITT Educational Services, Inc	91,106
1,021	*	Laureate Education, Inc	60,208
		TOTAL EDUCATIONAL SERVICES	394,433

ELECTRIC, GAS, AND SANITARY SERVICES - 3.52%
17,688	*	AES Corp	380,646
4,396	*	Allegheny Energy, Inc	216,019
285	*	Allied Waste Industries, Inc	3,588
2,192		Aqua America, Inc	49,210
620		Constellation Energy Group, Inc	53,909
3,107	e*	Covanta Holding Corp	68,913
609	e	DPL, Inc	18,934
17,489		El Paso Corp	253,066
2,871	e	Kinder Morgan, Inc	305,618
1,012	*	NRG Energy, Inc	72,904
2,042		Questar Corp	182,167
4,264	e	Republic Services, Inc	118,624
1,163	e*	Stericycle, Inc	94,785
12,153		Williams Cos, Inc	345,874
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,164,257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.82%
2,718	e*	ADC Telecommunications, Inc	$45,499
4,488	*	Agere Systems, Inc	101,519
9,569	e*	Altera Corp	191,284
2,965		Ametek, Inc	102,411
2,414	e	Amphenol Corp (Class A)	155,872
9,192		Analog Devices, Inc	317,032
1,624	*	Avnet, Inc	58,691
500		AVX Corp	7,600
440	*	Ciena Corp	12,298
1,792	e*	Cree, Inc	29,496
3,372	*	Cypress Semiconductor Corp	62,551
950	*	Dolby Laboratories, Inc (Class A)	32,785
1,223	e*	Energizer Holdings, Inc	104,359
1,718	*	Fairchild Semiconductor International, Inc	28,725
1,806	e	Harman International Industries, Inc	173,520
3,610		Harris Corp	183,930
2,384	*	Integrated Device Technology, Inc	36,761
1,015	*	International Rectifier Corp	38,783
1,648		Intersil Corp (Class A)	43,656
714	e*	Jarden Corp	27,346
5,387	e*	JDS Uniphase Corp	82,044
238		L-3 Communications Holdings, Inc	20,818
1,100	e	Lincoln Electric Holdings, Inc	65,516
8,166		Linear Technology Corp	257,964
7,459	e*	LSI Logic Corp	77,872
8,621		Maxim Integrated Products, Inc	253,457
3,964	*	MEMC Electronic Materials, Inc	240,139
5,766		Microchip Technology, Inc	204,866
8,961	e*	Micron Technology, Inc	108,249
3,661		Molex, Inc	103,240
8,571		National Semiconductor Corp	206,904
10,055	*	Network Appliance, Inc	367,209
1,372	*	Novellus Systems, Inc	43,931
9,496	*	Nvidia Corp	273,295
5,373	e*	PMC - Sierra, Inc	37,665
4,210	*	QLogic Corp	71,570
2,779		RadioShack Corp	75,116
2,044	*	Rambus, Inc	43,435
5,117	e*	Sanmina-SCI Corp	18,524
1,231	*	Silicon Laboratories, Inc	36,832
37,842	*	Sirius Satellite Radio, Inc	121,094
350	*	Spansion, Inc (Class A)	4,267
1,667	*	Thomas & Betts Corp	81,383
1,082	*	Vishay Intertechnology, Inc	15,126
9,218	e	Xilinx, Inc	237,179
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,801,813

ENGINEERING AND MANAGEMENT SERVICES - 2.80%
3,025	e*	Amylin Pharmaceuticals, Inc	113,014
10,008	*	Celgene Corp	525,020
1,087	e	Corporate Executive Board Co	82,569
2,358		Fluor Corp	211,560
1,423	*	Gen-Probe, Inc	66,995
311	*	Hewitt Associates, Inc (Class A)	9,091

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,142	e*	Jacobs Engineering Group, Inc	$146,574
280	*	KBR, Inc	5,698
9,038		Paychex, Inc	342,269
4,227	e	Quest Diagnostics, Inc	210,800
100	*	URS Corp	4,259
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,717,849

FABRICATED METAL PRODUCTS - 0.49%
261	e*	Alliant Techsystems, Inc	22,947
2,814		Ball Corp	129,022
4,587	*	Crown Holdings, Inc	112,198
1,037	e	Pentair, Inc	32,313
145		Snap-On, Inc	6,975
		TOTAL FABRICATED METAL PRODUCTS	303,455

FOOD AND KINDRED PRODUCTS - 2.21%
3,516		Campbell Soup Co	136,948
905	e*	Constellation Brands, Inc (Class A)	19,168
5,107		H.J. Heinz Co	240,642
1,628	e*	Hansen Natural Corp	61,669
4,173	e	Hershey Co	228,096
2,801		McCormick & Co, Inc	107,895
1,947		Pepsi Bottling Group, Inc	62,090
10,582		Sara Lee Corp	179,047
6,322		Wrigley (Wm.) Jr Co	321,979
		TOTAL FOOD AND KINDRED PRODUCTS	1,357,534

FOOD STORES - 0.47%
2,418		Kroger Co	68,309
805	e*	Panera Bread Co (Class A)	47,543
3,808	e	Whole Foods Market, Inc	170,789
		TOTAL FOOD STORES	286,641

FORESTRY - 0.02%
258		Rayonier, Inc	11,094
		TOTAL FORESTRY	11,094

FURNITURE AND FIXTURES - 0.56%
726		Hillenbrand Industries, Inc	43,103
1,341	e	HNI Corp	61,592
2,681	e	Leggett & Platt, Inc	60,778
6,470		Masco Corp	177,278
		TOTAL FURNITURE AND FIXTURES	342,751

FURNITURE AND HOME FURNISHINGS STORES - 1.05%
7,582	*	Bed Bath & Beyond, Inc	304,569
4,431		Circuit City Stores, Inc	82,106
3,560	e*	GameStop Corp (Class A)	115,949
184	e*	Mohawk Industries, Inc	15,097
1,738		Steelcase, Inc (Class A)	34,569
2,616	e	Williams-Sonoma, Inc	92,763
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	645,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.89%
500	e	Beazer Homes USA, Inc	$14,515
1,465	e	Centex Corp	61,208
4,486		DR Horton, Inc	98,692
1,138		KB Home	48,558
1,522		Lennar Corp (Class A)	64,244
395		MDC Holdings, Inc	18,988
122	e*	NVR, Inc	81,130
2,931		Pulte Homes, Inc	77,554
428	e	Ryland Group, Inc	18,057
701	e	Standard-Pacific Corp	14,630
656	*	Toll Brothers, Inc	17,961
1,262	e	Walter Industries, Inc	31,235
		TOTAL GENERAL BUILDING CONTRACTORS	546,772

GENERAL MERCHANDISE STORES - 1.76%
7,916	e	Dollar General Corp	167,423
2,176	e	Family Dollar Stores, Inc	64,453
6,304		JC Penney Co, Inc	517,937
12,305		TJX Cos, Inc	331,743
		TOTAL GENERAL MERCHANDISE STORES	1,081,556

HEALTH SERVICES - 2.90%
997		AmerisourceBergen Corp	52,592
531	e	Brookdale Senior Living, Inc	23,714
1,540	e*	Community Health Systems, Inc	54,285
1,323	*	Covance, Inc	78,507
4,300	*	Coventry Health Care, Inc	241,015
2,777	*	DaVita, Inc	148,070
1,591	e*	Edwards Lifesciences Corp	80,664
3,089	*	Express Scripts, Inc	249,344
1,686	e	Health Management Associates, Inc (Class A)	18,327
3,351	*	Laboratory Corp of America Holdings	243,383
521	*	LifePoint Hospitals, Inc	19,913
2,355	*	Lincare Holdings, Inc	86,311
1,976	e	Manor Care, Inc	107,415
1,621	e	Omnicare, Inc	64,467
1,261		Pediatrix Medical Group, Inc	71,953
2,652		Pharmaceutical Product Development, Inc	89,346
1,499	*	Sierra Health Services, Inc	61,714
8,312	e*	Tenet Healthcare Corp	53,446
319	e*	Triad Hospitals, Inc	16,668
301	e	Universal Health Services, Inc (Class B)	17,235
		TOTAL HEALTH SERVICES	1,778,369

HOLDING AND OTHER INVESTMENT OFFICES - 6.38%
833	e*	Affiliated Managers Group, Inc	90,256
1,360		Developers Diversified Realty Corp	85,544
340		Douglas Emmett, Inc	8,680
285		Essex Property Trust, Inc	36,902
774		Federal Realty Investment Trust	70,140
2,382		General Growth Properties, Inc	153,806
24,215		iShares Russell Midcap Growth Index Fund	2,593,911
865		Kilroy Realty Corp	63,794
1,943	e	Macerich Co	179,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,047		Public Storage, Inc	$193,789
1,326		SL Green Realty Corp	181,901
753	e	Taubman Centers, Inc	43,666
3,741		UDR Inc	114,549
1,706		Ventas, Inc	71,874
593	e	Weingarten Realty Investors	28,203
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,916,470

HOTELS AND OTHER LODGING PLACES - 2.00%
1,186		Boyd Gaming Corp	56,501
898		Choice Hotels International, Inc	31,816
10,341		Hilton Hotels Corp	371,862
3,191	*	MGM Mirage	221,838
4,870		Starwood Hotels & Resorts Worldwide, Inc	315,820
1,253		Station Casinos, Inc	108,472
1,314	e	Wynn Resorts Ltd	124,646
		TOTAL HOTELS AND OTHER LODGING PLACES	1,230,955

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.59%
200	e*	AGCO Corp	7,394
4,793		American Standard Cos, Inc	254,125
1,684		Black & Decker Corp	137,448
1,402		Carlisle Cos, Inc	60,188
1,554		CDW Corp	95,462
1,151		Cummins, Inc	166,573
1,510		Diebold, Inc	72,042
2,009		Donaldson Co, Inc	72,525
4,906		Dover Corp	239,462
920	*	Dresser-Rand Group, Inc	28,023
269	*	Flowserve Corp	15,384
1,833	*	FMC Technologies, Inc	127,870
1,407	*	Gardner Denver, Inc	49,034
1,854		Graco, Inc	72,603
3,528	*	Grant Prideco, Inc	175,836
1,488		IDEX Corp	75,709
9,119		International Game Technology	368,225
4,902		Jabil Circuit, Inc	104,952
2,942		Joy Global, Inc	126,212
3,791	*	Lam Research Corp	179,466
2,003	*	Lexmark International, Inc (Class A)	117,095
1,613		Manitowoc Co, Inc	102,474
593		Pall Corp	22,534
1,374		Parker Hannifin Corp	118,590
160	e*	Riverbed Technology, Inc	4,422
4,497	e	Rockwell Automation, Inc	269,235
6,051	*	SanDisk Corp	265,034
1,792	e*	Scientific Games Corp (Class A)	58,831
10,787	e*	Solectron Corp	33,979
1,536	e	Stanley Works	85,033
1,232	*	Terex Corp	88,408
134		Timken Co	4,062
1,157	e	Toro Co	59,285
3,533	*	Varian Medical Systems, Inc	168,489
1,220	e*	VeriFone Holdings, Inc	44,811

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,893	*	Western Digital Corp	$99,061
1,917	*	Zebra Technologies Corp (Class A)	74,015
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,043,891

INSTRUMENTS AND RELATED PRODUCTS - 6.26%
1,607	*	Advanced Medical Optics, Inc	59,780
4,022		Allergan, Inc	445,718
4,002		Applera Corp (Applied Biosystems Group)	118,339
2,762	e	Bard (C.R.), Inc	219,607
273	e	Bausch & Lomb, Inc	13,967
1,580		Beckman Coulter, Inc	100,946
6,616	e	Biomet, Inc	281,114
543	e	Cooper Cos, Inc	26,401
4,246		Dentsply International, Inc	139,057
337	e	DRS Technologies, Inc	17,581
994	e*	Intuitive Surgical, Inc	120,841
4,220		Kla-Tencor Corp	225,010
1,027	*	Mettler-Toledo International, Inc	91,988
1,453	*	Millipore Corp	105,299
1,460		National Instruments Corp	38,296
1,710		PerkinElmer, Inc	41,416
3,500	e	Pitney Bowes, Inc	158,865
2,004	e*	Resmed, Inc	100,941
1,890	*	Respironics, Inc	79,361
4,597	e	Rockwell Collins, Inc	307,677
2,320		Roper Industries, Inc	127,322
9,700	*	St. Jude Medical, Inc	364,817
1,070	*	Techne Corp	61,097
1,563	e	Tektronix, Inc	44,014
4,079	*	Teradyne, Inc	67,467
5,266	*	Thermo Electron Corp	246,186
2,954	*	Trimble Navigation Ltd	79,285
2,783	*	Waters Corp	161,414
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,843,806

INSURANCE AGENTS, BROKERS AND SERVICE - 0.16%
2,926	e	Brown & Brown, Inc	79,148
751	e	Gallagher (Arthur J.) & Co	21,276
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	100,424

INSURANCE CARRIERS - 1.23%
208		Ambac Financial Group, Inc	17,969
120	e*	CNA Financial Corp	5,171
454		Hanover Insurance Group, Inc	20,938
1,664		HCC Insurance Holdings, Inc	51,251
2,873	e*	Health Net, Inc	154,596
4,432	*	Humana, Inc	257,145
45	*	Markel Corp	21,817
1,221	*	Philadelphia Consolidated Holding Co	53,712
278		Transatlantic Holdings, Inc	18,103
2,368	e	W.R. Berkley Corp	78,428
896	*	WellCare Health Plans, Inc	76,384
		TOTAL INSURANCE CARRIERS	755,514

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.09%
1,056	*	Corrections Corp of America	$55,767
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	55,767

LEATHER AND LEATHER PRODUCTS - 0.84%
10,348	*	Coach, Inc	517,917
		TOTAL LEATHER AND LEATHER PRODUCTS	517,917

METAL MINING - 0.40%
1,183	e	Foundation Coal Holdings, Inc	40,624
2,724		Freeport-McMoRan Copper & Gold, Inc (Class B)	180,302
372	e	Southern Copper Corp	26,658
		TOTAL METAL MINING	247,584

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
1,336		Fortune Brands, Inc	105,304
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	105,304

MISCELLANEOUS RETAIL - 1.67%
8,395	*	Amazon.com, Inc	334,037
297		Barnes & Noble, Inc	11,717
1,619	e*	Coldwater Creek, Inc	32,833
962	e*	Dick's Sporting Goods, Inc	56,046
211	*	Dollar Tree Stores, Inc	8,069
969	e	MSC Industrial Direct Co (Class A)	45,233
836	e*	Nutri/System, Inc	43,815
7,731	*	Office Depot, Inc	271,667
3,736		Petsmart, Inc	123,139
2,216		Tiffany & Co	100,784
		TOTAL MISCELLANEOUS RETAIL	1,027,340

MOTION PICTURES - 0.16%
2,175	e*	Discovery Holding Co (Class A)	41,608
685	*	DreamWorks Animation SKG, Inc (Class A)	20,947
1,680	e	Regal Entertainment Group (Class A)	33,382
		TOTAL MOTION PICTURES	95,937

NONDEPOSITORY INSTITUTIONS - 0.21%
808	*	AmeriCredit Corp	18,471
1,777	e	CapitalSource, Inc	44,656
1,251	e	First Marblehead Corp	56,157
391	e*	Nelnet, Inc (Class A)	9,372
		TOTAL NONDEPOSITORY INSTITUTIONS	128,656

NONMETALLIC MINERALS, EXCEPT FUELS - 0.62%
1,276		Florida Rock Industries, Inc	85,862
2,544	e	Vulcan Materials Co	296,325
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	382,187

OIL AND GAS EXTRACTION - 5.04%
7,989		BJ Services Co	222,893
3,108	*	Cameron International Corp	195,151
1,556	e*	Cheniere Energy, Inc	48,469
762	*	CNX Gas Corp	21,587

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,210	*	Denbury Resources, Inc	$95,626
1,693		Diamond Offshore Drilling, Inc	137,048
4,097		ENSCO International, Inc	222,877
2,804		Equitable Resources, Inc	135,489
2,349	e*	Global Industries Ltd	42,963
2,515	*	Helix Energy Solutions Group, Inc	93,784
2,822	e	Helmerich & Payne, Inc	85,619
4,398	*	National Oilwell Varco, Inc	342,120
1,425	*	Oceaneering International, Inc	60,021
4,269	e	Patterson-UTI Energy, Inc	95,796
1,950	e*	Plains Exploration & Production Co	88,023
3,579	*	Pride International, Inc	107,728
1,670	e*	Quicksilver Resources, Inc	66,416
3,682		Range Resources Corp	122,979
2,853		Rowan Cos, Inc	92,637
5,372	e	Smith International, Inc	258,125
4,423	e*	Southwestern Energy Co	181,255
1,680	e	St. Mary Land & Exploration Co	61,622
2,271	e*	Superior Energy Services	78,281
1,855	e*	Tetra Technologies, Inc	45,837
913	e	Tidewater, Inc	53,484
1,475	*	Todco	59,487
1,228	*	Unit Corp	62,125
498	e	W&T Offshore, Inc	14,407
		TOTAL OIL AND GAS EXTRACTION	3,091,849

PAPER AND ALLIED PRODUCTS - 0.18%
6,000		Domtar Corp	55,860
2,269		Packaging Corp of America	55,364
		TOTAL PAPER AND ALLIED PRODUCTS	111,224

PERSONAL SERVICES - 0.59%
3,590		Cintas Corp	129,599
8,728	e	H&R Block, Inc	183,637
413	e*	Sally Beauty Holdings, Inc	3,795
978		Weight Watchers International, Inc	45,076
		TOTAL PERSONAL SERVICES	362,107

PETROLEUM AND COAL PRODUCTS - 0.40%
1,544		Frontier Oil Corp	50,396
1,252		Holly Corp	74,244
1,679		Sunoco, Inc	118,269
		TOTAL PETROLEUM AND COAL PRODUCTS	242,909

PRIMARY METAL INDUSTRIES - 1.38%
2,709		Allegheny Technologies, Inc	289,023
641		Carpenter Technology Corp	77,407
460		Hubbell, Inc (Class B)	22,190
3,637		Precision Castparts Corp	378,430
2,217	e*	Titanium Metals Corp	79,546
		TOTAL PRIMARY METAL INDUSTRIES	846,596

PRINTING AND PUBLISHING - 0.75%
1,578	e	Dow Jones & Co, Inc	54,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,690	*	Dun & Bradstreet Corp	$154,128
2,242		EW Scripps Co (Class A)	100,173
1,400	e	Harte-Hanks, Inc	38,626
1,256		John Wiley & Sons, Inc (Class A)	47,427
100	e	McClatchy Co (Class A)	3,161
806		Meredith Corp	46,256
22		Washington Post Co (Class B)	16,797
		TOTAL PRINTING AND PUBLISHING	460,962

RAILROAD TRANSPORTATION - 0.42%
5,794		CSX Corp	232,050
710	e*	Kansas City Southern Industries, Inc	25,262
		TOTAL RAILROAD TRANSPORTATION	257,312

REAL ESTATE - 0.82%
5,037	e*	CB Richard Ellis Group, Inc (Class A)	172,165
1,870	e	Forest City Enterprises, Inc (Class A)	123,757
969		Jones Lang LaSalle, Inc	101,047
1,993	e	St. Joe Co	104,254
		TOTAL REAL ESTATE	501,223

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.56%
4,731	e*	Goodyear Tire & Rubber Co	147,560
4,573		Newell Rubbermaid, Inc	142,175
1,806		Sealed Air Corp	57,070
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	346,805

SECURITY AND COMMODITY BROKERS - 3.62%
535	e	BlackRock, Inc	83,626
1,427	e*	Cbot Holdings, Inc (Class A)	259,001
10,588	e*	E*Trade Financial Corp	224,677
3,101		Eaton Vance Corp	110,520
2,550		Federated Investors, Inc (Class B)	93,636
1,814	*	IntercontinentalExchange, Inc	221,689
1,188	e*	Investment Technology Group, Inc	46,570
2,784		Janus Capital Group, Inc	58,213
1,949		Legg Mason, Inc	183,615
2,542	*	Nasdaq Stock Market, Inc	74,760
2,120	e	Nuveen Investments, Inc (Class A)	100,276
50	*	Nymex Holdings, Inc	6,788
2,099	e*	NYSE Group, Inc	196,781
1,679		SEI Investments Co	101,126
7,136		T Rowe Price Group, Inc	336,748
8,375		TD Ameritrade Holding Corp	124,620
		TOTAL SECURITY AND COMMODITY BROKERS	2,222,646

SPECIAL TRADE CONTRACTORS - 0.05%
1,211	e*	Quanta Services, Inc	30,541
		TOTAL SPECIAL TRADE CONTRACTORS	30,541

STONE, CLAY, AND GLASS PRODUCTS - 0.44%
1,327	e	Eagle Materials, Inc	59,224
3,645	e	Gentex Corp	59,231
4,098	*	Owens-Illinois, Inc	105,605

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
970	e*	USG Corp	$45,280
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	269,340

TOBACCO PRODUCTS - 0.23%
2,418		UST, Inc	140,196
		TOTAL TOBACCO PRODUCTS	140,196

TRANSPORTATION BY AIR - 0.83%
4,897	e*	AMR Corp	149,114
2,586	*	Continental Airlines, Inc (Class B)	94,105
12,716	e	Southwest Airlines Co	186,925
1,725	*	US Airways Group, Inc	78,453
		TOTAL TRANSPORTATION BY AIR	508,597

TRANSPORTATION EQUIPMENT - 3.05%
502		Brunswick Corp	15,989
3,128	e	Goodrich Corp	161,029
7,219	d	Harley-Davidson, Inc	424,116
2,246		Harsco Corp	100,756
3,371		ITT Industries, Inc	203,339
1,961	e	Oshkosh Truck Corp	103,933
3,959		Paccar, Inc	290,591
3,556	*	Pactiv Corp	119,979
1,190	*	Spirit Aerosystems Holdings, Inc (Class A)	37,902
3,268		Textron, Inc	293,466
926	e	Thor Industries, Inc	36,475
1,985		Trinity Industries, Inc	83,211
		TOTAL TRANSPORTATION EQUIPMENT	1,870,786

TRANSPORTATION SERVICES - 0.86%
4,658		CH Robinson Worldwide, Inc	222,419
5,734		Expeditors International Washington, Inc	236,929
679	e	GATX Corp	32,456
1,630	*	Hertz Global Holdings, Inc	38,631
		TOTAL TRANSPORTATION SERVICES	530,435

TRUCKING AND WAREHOUSING - 0.38%
1,241		Con-way, Inc	61,851
2,858		J.B. Hunt Transport Services, Inc	74,994
1,624	e	Landstar System, Inc	74,444
636	e*	Swift Transportation Co, Inc	19,818
		TOTAL TRUCKING AND WAREHOUSING	231,107

WATER TRANSPORTATION - 0.08%
1,434	*	Kirby Corp	50,161
		TOTAL WATER TRANSPORTATION	50,161

WHOLESALE TRADE-DURABLE GOODS - 1.09%
476	e*	Arrow Electronics, Inc	17,969
89		BorgWarner, Inc	6,712
3,016	e*	Cytyc Corp	103,177
1,230	e	Martin Marietta Materials, Inc	166,296
3,747	*	Patterson Cos, Inc	132,981
1,419	e	Pool Corp	50,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,387		W.W. Grainger, Inc	$107,132
1,318	e*	WESCO International, Inc	82,744
		TOTAL WHOLESALE TRADE-DURABLE GOODS	667,811

WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
1,736		Airgas, Inc	73,172
270	*	Bare Escentuals, Inc	9,685
1,619	e	Brown-Forman Corp (Class B)	106,142
3,567	*	Endo Pharmaceuticals Holdings, Inc	104,870
2,363	e*	Henry Schein, Inc	130,390
942	e*	Tractor Supply Co	48,513
200		Valhi, Inc	2,640
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	475,412

		TOTAL COMMON STOCKS
		(Cost - $50,511,188)	62,502,985

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 16.27%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.99%
$ 610,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	609,751

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.28%
9,383,641		State Street Navigator Securities Lending Prime Portfolio	9,383,641

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $9,993,392)	9,993,392
		TOTAL PORTFOLIO - 118.07%
		(Cost - $60,504,580)	72,496,377
		OTHER ASSETS & LIABILITIES, NET - (18.07%)	(11,095,878)

		NET ASSETS - 100.00%	$61,400,499

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $635,126.
e	All or a portion of these securities are out on loan.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.90%

AMUSEMENT AND RECREATION SERVICES - 0.33%
3,996		Harrah's Entertainment, Inc	$337,462
2,946		International Speedway Corp (Class A)	152,308
3,723		Warner Music Group Corp	63,514
		TOTAL AMUSEMENT AND RECREATION SERVICES	553,284

APPAREL AND ACCESSORY STORES - 0.24%
605	*	AnnTaylor Stores Corp	23,462
11,367		Foot Locker, Inc	267,693
3,629	e*	Hanesbrands, Inc	106,656
		TOTAL APPAREL AND ACCESSORY STORES	397,811

APPAREL AND OTHER TEXTILE PRODUCTS - 0.75%
9,318		Jones Apparel Group, Inc	286,342
8,654	e	Liz Claiborne, Inc	370,824
7,270		VF Corp	600,647
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,257,813

AUTO REPAIR, SERVICES AND PARKING - 0.15%
5,050	e	Ryder System, Inc	249,167
		TOTAL AUTO REPAIR, SERVICES AND PARKING	249,167

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
13,028	*	Autonation, Inc	276,715
143	e	TravelCenters of America LLC	5,494
3,856		United Auto Group, Inc	78,277
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	360,486

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
3,649		Sherwin-Williams Co	240,980
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	240,980

BUSINESS SERVICES - 3.86%
4,589	*	Affiliated Computer Services, Inc (Class A)	270,200
832		Brink's Co	52,790
29,024	e	CA, Inc	752,012
3,755	e*	Cadence Design Systems, Inc	79,080
1,171	*	Ceridian Corp	40,798
14,221	*	Computer Sciences Corp	741,341
26,858	e*	Compuware Corp	254,882
10,963	*	Convergys Corp	278,570
18,853		Electronic Data Systems Corp	521,851
991		Equifax, Inc	36,122
14,946	e*	Expedia, Inc	346,448
971		Fair Isaac Corp	37,558
13,911		Fidelity National Information Services, Inc	632,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,707		IMS Health, Inc	$139,610
21,546	e*	Juniper Networks, Inc	424,025
1,065	e	Manpower, Inc	78,565
949	*	McAfee, Inc	27,597
11,902	e*	NCR Corp	568,559
28,077	e*	Novell, Inc	202,716
16,995		ServiceMaster Co	261,553
10,840	*	Synopsys, Inc	284,333
28,412	e*	Unisys Corp	239,513
5,418	*	United Rentals, Inc	148,995
1,242	e*	VeriSign, Inc	31,199
		TOTAL BUSINESS SERVICES	6,450,711

CHEMICALS AND ALLIED PRODUCTS - 5.00%
16,372		Air Products & Chemicals, Inc	1,210,873
6,504		Albemarle Corp	268,875
4,880		Alberto-Culver Co	111,654
2,976		Cabot Corp	142,044
3,040		Celanese Corp (Series A)	93,754
3,961	*	Charles River Laboratories International, Inc	183,236
20,005		Chemtura Corp	218,655
12,461		Clorox Co	793,641
3,408		Cytec Industries, Inc	191,666
6,768	e	Eastman Chemical Co	428,617
3,241		FMC Corp	244,469
2,334	*	Huntsman Corp	44,556
2,493		International Flavors & Fragrances, Inc	117,719
2,591	*	Invitrogen Corp	164,917
20,064	e*	King Pharmaceuticals, Inc	394,659
5,657		Lubrizol Corp	291,505
17,964		Lyondell Chemical Co	538,381
12,330	e*	Millennium Pharmaceuticals, Inc	140,069
12,208	e*	Mosaic Co	325,465
11,975		PPG Industries, Inc	841,962
11,333		Rohm & Haas Co	586,143
9,818	e	RPM International, Inc	226,796
974	e	Scotts Miracle-Gro Co (Class A)	42,885
6,320		Sigma-Aldrich Corp	262,406
8,455		Valspar Corp	235,303
8,527	e*	Watson Pharmaceuticals, Inc	225,369
1,196	e	Westlake Chemical Corp	32,471
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,358,090

COMMUNICATIONS - 3.88%
35,271	*	Avaya, Inc	416,551
8,862		Cablevision Systems Corp (Class A)	269,671
9,613		CenturyTel, Inc	434,411
15,946		Citizens Communications Co	238,393
1,839	*	Crown Castle International Corp	59,087
620	*	CTC Media, Inc	15,922
12,334		Embarq Corp	695,021
2,230		Hearst-Argyle Television, Inc	60,634
8,895	e*	IAC/InterActiveCorp	335,430
2,475	*	Leap Wireless International, Inc	163,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,620	e*	Level 3 Communications, Inc	$52,582
21,183	e*	Liberty Global, Inc (Class A)	697,556
11,626	e*	Liberty Media Corp - Capital (Series A)	1,285,719
12,703	*	Liberty Media Holding Corp (Interactive A)	302,585
130,812	e*	Qwest Communications International, Inc	1,176,000
4,164		Telephone & Data Systems, Inc	248,258
440	*	US Cellular Corp	32,318
		TOTAL COMMUNICATIONS	6,483,439

DEPOSITORY INSTITUTIONS - 7.78%
10,948		Associated Banc-Corp	367,853
7,292		Astoria Financial Corp	193,894
6,182		Bancorpsouth, Inc	151,150
1,475		Bank of Hawaii Corp	78,219
1,740		BOK Financial Corp	86,182
1,780	e	Capitol Federal Financial	67,302
3,302		City National Corp	243,027
12,802		Colonial Bancgroup, Inc	316,850
13,427		Comerica, Inc	793,804
5,809		Commerce Bancshares, Inc	280,633
10,538		Compass Bancshares, Inc	725,014
2,685	e	Cullen/Frost Bankers, Inc	140,506
270		East West Bancorp, Inc	9,928
491		First Citizens Bancshares, Inc (Class A)	98,691
10,132	e	First Horizon National Corp	420,782
14,376	e	Fulton Financial Corp	208,883
24,106	e	Hudson City Bancorp, Inc	329,770
19,723	e	Huntington Bancshares, Inc	430,948
4,680	e	IndyMac Bancorp, Inc	149,994
33,355		Keycorp	1,249,812
6,276	e	M&T Bank Corp	726,949
20,968	e	Marshall & Ilsley Corp	971,028
24,431	e	New York Community Bancorp, Inc	429,741
1,034		Northern Trust Corp	62,185
23,050		Popular, Inc	381,708
8,874		Sky Financial Group, Inc	238,356
6,209	e	South Financial Group, Inc	153,486
32,497	e	Sovereign Bancorp, Inc	826,724
12,379		Synovus Financial Corp	400,337
6,487		TCF Financial Corp	170,997
8,344		TD Banknorth, Inc	268,343
4,387	e	UnionBanCal Corp	278,224
9,684	e	Valley National Bancorp	244,521
1		Wachovia Corp	55
7,216		Washington Federal, Inc	169,287
4,368		Webster Financial Corp	209,708
5,440		Whitney Holding Corp	166,355
5,422	e	Wilmington Trust Corp	228,646
8,741	e	Zions Bancorporation	738,789
		TOTAL DEPOSITORY INSTITUTIONS	13,008,681

EATING AND DRINKING PLACES - 0.15%
2,420		OSI Restaurant Partners, Inc	95,590

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,758	e	Wendy's International, Inc	$148,925
		TOTAL EATING AND DRINKING PLACES	244,515

EDUCATIONAL SERVICES - 0.02%
564	*	Laureate Education, Inc	33,259
		TOTAL EDUCATIONAL SERVICES	33,259

ELECTRIC, GAS, AND SANITARY SERVICES - 16.16%
6,453		AGL Resources, Inc	275,672
9,732	e	Alliant Energy Corp	436,188
19,510	*	Allied Waste Industries, Inc	245,631
17,002		Ameren Corp	855,201
32,624	e	American Electric Power Co, Inc	1,590,420
4,098		Aqua America, Inc	92,000
7,226		Atmos Energy Corp	226,029
25,791		Centerpoint Energy, Inc	462,691
18,317	*	CMS Energy Corp	326,043
20,359	e	Consolidated Edison, Inc	1,039,531
12,933		Constellation Energy Group, Inc	1,124,524
7,765	e	DPL, Inc	241,414
14,725	e	DTE Energy Co	705,328
26,986		Edison International	1,325,822
4,125		El Paso Corp	59,689
6,086	e	Energen Corp	309,717
12,228		Energy East Corp	297,874
17,212	d	Entergy Corp	1,805,883
6,727	e	Great Plains Energy, Inc	218,291
6,480	e	Hawaiian Electric Industries, Inc	168,415
6,188	e	Integrys Energy Group Inc	343,496
14,485		KeySpan Corp	596,058
14,900		MDU Resources Group, Inc	428,226
21,203	*	Mirant Corp	857,873
6,954	e	National Fuel Gas Co	300,830
22,584		NiSource, Inc	551,953
12,714		Northeast Utilities	416,638
7,337	e*	NRG Energy, Inc	528,557
8,845	e	NSTAR	310,636
7,514		OGE Energy Corp	291,543
9,127	e	Oneok, Inc	410,715
15,766	e	Pepco Holdings, Inc	457,529
28,759		PG&E Corp	1,388,197
8,210		Pinnacle West Capital Corp	396,133
31,514		PPL Corp	1,288,923
20,952	e	Progress Energy, Inc	1,056,819
9,619		Puget Energy, Inc	247,016
785		Questar Corp	70,030
27,936	e*	Reliant Energy, Inc	567,660
873	e	Republic Services, Inc	24,287
9,561		SCANA Corp	412,748
21,459		Sempra Energy	1,309,214
18,296	*	Sierra Pacific Resources	317,984
8,825		Southern Union Co	268,192
17,292		TECO Energy, Inc	297,595
8,754	e	UGI Corp	233,819
6,312	e	Vectren Corp	180,523

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,826		Williams Cos, Inc	$336,568
9,683		Wisconsin Energy Corp	469,819
33,581	e	Xcel Energy, Inc	829,115
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,995,059

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.61%
1,049	e*	ADC Telecommunications, Inc	17,560
2,370		AVX Corp	36,024
36,935	e*	Atmel Corp	185,783
5,707	*	Avnet, Inc	206,251
5,361	e*	Ciena Corp	149,840
1,501	e*	Cree, Inc	24,706
1,030	*	Cypress Semiconductor Corp	19,107
985	e*	Energizer Holdings, Inc	84,050
4,844	*	Fairchild Semiconductor International, Inc	80,992
9,370	*	Integrated Device Technology, Inc	144,485
2,666	*	International Rectifier Corp	101,868
6,619		Intersil Corp (Class A)	175,337
2,138	*	Jarden Corp	81,885
9,370		L-3 Communications Holdings, Inc	819,594
9,005	e*	LSI Logic Corp	94,012
33,046	e*	Micron Technology, Inc	399,196
6,366	*	Novellus Systems, Inc	203,839
2,809		RadioShack Corp	75,927
1,158	e*	Rambus, Inc	24,608
26,673	e*	Sanmina-SCI Corp	96,556
5,900	e*	Spansion, Inc (Class A)	71,921
3,332		Teleflex, Inc	226,809
37,111	*	Tellabs, Inc	367,399
11,108	*	Vishay Intertechnology, Inc	155,290
6,027	e	Whirlpool Corp	511,753
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,354,792

ENGINEERING AND MANAGEMENT SERVICES - 0.39%
8,326	e*	Hewitt Associates, Inc (Class A)	243,369
1,490	e*	KBR, Inc	30,322
6,645	e*	Shaw Group, Inc	207,789
4,014	*	URS Corp	170,956
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	652,436

FABRICATED METAL PRODUCTS - 0.61%
1,790	e*	Alliant Techsystems, Inc	157,377
9,965		Commercial Metals Co	312,403
4,399	e	Crane Co	177,808
5,238		Pentair, Inc	163,216
4,200		Snap-On, Inc	202,020
		TOTAL FABRICATED METAL PRODUCTS	1,012,824

FOOD AND KINDRED PRODUCTS - 3.37%
7,950		Campbell Soup Co	309,653
25,292		Coca-Cola Enterprises, Inc	512,163
43,014		ConAgra Foods, Inc	1,071,479
13,509	e*	Constellation Brands, Inc (Class A)	286,121
6,140	e	Corn Products International, Inc	218,523

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,541		Del Monte Foods Co	$189,891
11,980		H.J. Heinz Co	564,498
1,759		Hershey Co	96,147
6,147		Hormel Foods Corp	228,607
4,822		J.M. Smucker Co	257,109
2,313		McCormick & Co, Inc	89,097
4,343	e	Molson Coors Brewing Co (Class B)	410,935
5,381		Pepsi Bottling Group, Inc	171,600
5,381	e	PepsiAmericas, Inc	120,104
29,847		Sara Lee Corp	505,011
8,276	e*	Smithfield Foods, Inc	247,866
18,393	e	Tyson Foods, Inc (Class A)	357,008
		TOTAL FOOD AND KINDRED PRODUCTS	5,635,812

FOOD STORES - 1.28%
52,351		Kroger Co	1,478,916
16,947		Supervalu, Inc	662,119
		TOTAL FOOD STORES	2,141,035

FORESTRY - 0.15%
5,762	e	Rayonier, Inc	247,766
		TOTAL FORESTRY	247,766

FURNITURE AND FIXTURES - 0.40%
2,949		Hillenbrand Industries, Inc	175,082
6,379	e	Leggett & Platt, Inc	144,612
12,959		Masco Corp	355,077
		TOTAL FURNITURE AND FIXTURES	674,771

FURNITURE AND HOME FURNISHINGS STORES - 0.22%
1,163		Circuit City Stores, Inc	21,550
3,885	e*	Mohawk Industries, Inc	318,764
1,559		Steelcase, Inc (Class A)	31,009
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	371,323

GENERAL BUILDING CONTRACTORS - 1.00%
1,766	e	Beazer Homes USA, Inc	51,267
5,470	e	Centex Corp	228,537
12,165		DR Horton, Inc	267,630
3,227	e	KB Home	137,696
6,745		Lennar Corp (Class A)	284,706
1,505	e	MDC Holdings, Inc	72,345
8,875	e	Pulte Homes, Inc	234,833
2,170	e	Ryland Group, Inc	91,552
3,402	e	Standard-Pacific Corp	71,000
8,637	e*	Toll Brothers, Inc	236,481
		TOTAL GENERAL BUILDING CONTRACTORS	1,676,047

GENERAL MERCHANDISE STORES - 0.49%
5,591	*	BJ's Wholesale Club, Inc	189,144
5,179	e	Dillard's, Inc (Class A)	169,509
1,712		Dollar General Corp	36,209
6,032		Family Dollar Stores, Inc	178,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,442	e	Saks, Inc	$238,451
		TOTAL GENERAL MERCHANDISE STORES	811,981

HEALTH SERVICES - 1.79%
12,825		AmerisourceBergen Corp	676,519
8,020	e	Cigna Corp	1,144,133
3,105	*	Community Health Systems, Inc	109,451
14,924	e	Health Management Associates, Inc (Class A)	162,224
3,047	*	LifePoint Hospitals, Inc	116,456
5,177	e	Omnicare, Inc	205,889
12,270	e*	Tenet Healthcare Corp	78,896
6,054	e*	Triad Hospitals, Inc	316,321
3,045		Universal Health Services, Inc (Class B)	174,357
		TOTAL HEALTH SERVICES	2,984,246

HOLDING AND OTHER INVESTMENT OFFICES - 13.76%
12,220	e	Allied Capital Corp	352,058
8,136		AMB Property Corp	478,315
20,980	e	Annaly Mortgage Management, Inc	324,770
8,048	e	Apartment Investment & Management Co (Class A)	464,289
17,705		Archstone-Smith Trust	961,027
6,509		AvalonBay Communities, Inc	846,170
9,450		Boston Properties, Inc	1,109,430
7,528	e	Brandywine Realty Trust	251,510
4,250	e	BRE Properties, Inc (Class A)	268,388
4,666		Camden Property Trust	328,066
5,327	e	CBL & Associates Properties, Inc	238,863
3,724		Colonial Properties Trust	170,075
5,761		Developers Diversified Realty Corp	362,367
4,620	e	Douglas Emmett, Inc	117,949
11,165		Duke Realty Corp	485,343
24,124		Equity Residential	1,163,501
1,062		Essex Property Trust, Inc	137,508
2,123	e	Federal Realty Investment Trust	192,386
6,876		General Growth Properties, Inc	443,983
16,430		Health Care Property Investors, Inc	591,973
5,899		Health Care REIT, Inc	258,966
7,703		Hospitality Properties Trust	360,500
42,870	e	Host Marriott Corp	1,127,910
17,379	e	HRPT Properties Trust	213,762
25,715		iShares Russell Midcap Value Index Fund	3,938,767
10,453		iStar Financial, Inc	489,514
18,337		Kimco Realty Corp	893,745
7,388	e	Liberty Property Trust	359,943
5,615		Mack-Cali Realty Corp	267,442
8,659	e	New Plan Excel Realty Trust	286,007
15,264	e	Plum Creek Timber Co, Inc	601,707
20,292		Prologis	1,317,560
3,767		Public Storage, Inc	356,622
5,675		Regency Centers Corp	474,146
777		SL Green Realty Corp	106,589
2,086	e	Taubman Centers, Inc	120,967
9,260		Thornburg Mortgage, Inc	240,760
3,498		Ventas, Inc	147,371
24,082		Virgin Media Inc	608,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,835		Vornado Realty Trust	$1,293,049
5,006	e	Weingarten Realty Investors	238,085
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,989,453

HOTELS AND OTHER LODGING PLACES - 0.12%
3,041	e	Starwood Hotels & Resorts Worldwide, Inc	197,209
		TOTAL HOTELS AND OTHER LODGING PLACES	197,209

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.55%
6,989	e*	AGCO Corp	258,383
461	e	Black & Decker Corp	37,627
740		Carlisle Cos, Inc	31,768
760		Cummins, Inc	109,987
1,128		Diebold, Inc	53,817
1,663		Dover Corp	81,171
12,437		Eaton Corp	1,039,236
3,983	*	Flowserve Corp	227,788
3,278		Kennametal, Inc	221,626
4,743		Lennox International, Inc	169,325
1,865	e*	Lexmark International, Inc (Class A)	109,028
8,492		Pall Corp	322,696
5,707		Parker Hannifin Corp	492,571
490	e*	Riverbed Technology, Inc	13,544
41,973	e*	Solectron Corp	132,215
4,946		SPX Corp	347,209
1,912	e	Stanley Works	105,848
4,372	*	Terex Corp	313,735
6,435		Timken Co	195,045
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,262,619

INSTRUMENTS AND RELATED PRODUCTS - 2.50%
3,233		Applera Corp (Applied Biosystems Group)	95,600
2,511	e*	Armor Holdings, Inc	169,066
3,714	e	Bausch & Lomb, Inc	190,008
389		Beckman Coulter, Inc	24,853
1,847	e	Cooper Cos, Inc	89,801
2,367	e	DRS Technologies, Inc	123,486
23,793	e	Eastman Kodak Co	536,770
3,429	e	Kla-Tencor Corp	182,834
5,250		PerkinElmer, Inc	127,155
7,487		Pitney Bowes, Inc	339,835
1,866	e	Tektronix, Inc	52,547
3,498	e*	Teradyne, Inc	57,857
17,832	*	Thermo Electron Corp	833,646
79,957	*	Xerox Corp	1,350,474
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,173,932

INSURANCE AGENTS, BROKERS AND SERVICE - 0.65%
24,695	e	AON Corp	937,422
5,253	e	Gallagher (Arthur J.) & Co	148,817
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,086,239

INSURANCE CARRIERS - 6.08%
417	e*	Alleghany Corp	155,791

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,963	e	Ambac Financial Group, Inc	$687,924
7,066	e	American Financial Group, Inc	240,527
1,117		American National Insurance Co	142,898
10,114		Assurant, Inc	542,414
12,896		Cincinnati Financial Corp	546,790
1,810	e*	CNA Financial Corp	77,993
12,544	e*	Conseco, Inc	217,011
3,974	e	Erie Indemnity Co (Class A)	209,708
17,746	e	Fidelity National Title Group, Inc (Class A)	426,081
7,096	e	First American Corp	359,909
2,750	e	Hanover Insurance Group, Inc	126,830
4,237	e	HCC Insurance Holdings, Inc	130,500
814	e*	Health Net, Inc	43,801
13,516	e	Leucadia National Corp	397,641
647	e*	Markel Corp	313,685
11,155		MBIA, Inc	730,541
2,100	e	Mercury General Corp	111,384
6,876	e	MGIC Investment Corp	405,134
4,051		Nationwide Financial Services, Inc (Class A)	218,187
19,031		Old Republic International Corp	420,966
930	e*	Philadelphia Consolidated Holding Co	40,911
7,185		PMI Group, Inc	324,906
5,781		Protective Life Corp	254,595
6,820		Radian Group, Inc	374,282
2,260		Reinsurance Group Of America, Inc	130,447
8,720		Safeco Corp	579,270
4,528		Stancorp Financial Group, Inc	222,642
8,309		Torchmark Corp	544,987
1,410	e	Transatlantic Holdings, Inc	91,819
3,845		Unitrin, Inc	180,984
28,370		UnumProvident Corp	653,361
6,142		W.R. Berkley Corp	203,423
114		Wesco Financial Corp	52,440
		TOTAL INSURANCE CARRIERS	10,159,782

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
1,683	e*	Corrections Corp of America	88,879
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	88,879

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.14%
6,793		Laidlaw International, Inc	235,038
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	235,038

LUMBER AND WOOD PRODUCTS - 0.10%
8,793	e	Louisiana-Pacific Corp	176,388
		TOTAL LUMBER AND WOOD PRODUCTS	176,388

METAL MINING - 0.72%
18,288		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,210,483
		TOTAL METAL MINING	1,210,483

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.13%
7,978		Fortune Brands, Inc	628,826
13,149		Hasbro, Inc	376,324

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
32,258	e	Mattel, Inc	$889,353
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,894,503

MISCELLANEOUS RETAIL - 0.73%
3,414		Barnes & Noble, Inc	134,682
7,809	*	Dollar Tree Stores, Inc	298,616
6,165		OfficeMax, Inc	325,142
43,806	e*	Rite Aid Corp	252,761
4,432		Tiffany & Co	201,567
		TOTAL MISCELLANEOUS RETAIL	1,212,768

MOTION PICTURES - 0.22%
16,664	e*	Discovery Holding Co (Class A)	318,782
1,416	*	DreamWorks Animation SKG, Inc (Class A)	43,301
		TOTAL MOTION PICTURES	362,083

NONDEPOSITORY INSTITUTIONS - 1.04%
12,651	e	American Capital Strategies Ltd	560,566
7,271	e*	AmeriCredit Corp	166,215
2,545	e	CapitalSource, Inc	63,956
16,511		CIT Group, Inc	873,762
180	e*	Nelnet, Inc (Class A)	4,315
340		Student Loan Corp	63,213
		TOTAL NONDEPOSITORY INSTITUTIONS	1,732,027

OIL AND GAS EXTRACTION - 1.78%
34,375	e	Chesapeake Energy Corp	1,061,500
6,836		Cimarex Energy Co	253,069
31,264		Dynegy, Inc (Class A)	289,505
1,356		Equitable Resources, Inc	65,522
4,604	e*	Forest Oil Corp	153,635
935	*	National Oilwell Varco, Inc	72,734
10,155		Pioneer Natural Resources Co	437,782
4,799	e	Pogo Producing Co	230,832
2,526	*	Pride International, Inc	76,033
663		Rowan Cos, Inc	21,528
1,873	*	SEACOR Holdings, Inc	184,303
2,064	e	Tidewater, Inc	120,909
		TOTAL OIL AND GAS EXTRACTION	2,967,352

PAPER AND ALLIED PRODUCTS - 1.22%
8,677		Bemis Co	289,725
21,200		Domtar Corp	197,372
15,002		MeadWestvaco Corp	462,662
21,075	*	Smurfit-Stone Container Corp	237,304
8,203		Sonoco Products Co	308,269
9,145		Temple-Inland, Inc	546,322
		TOTAL PAPER AND ALLIED PRODUCTS	2,041,654

PERSONAL SERVICES - 0.20%
4,820	e*	Sally Beauty Holdings, Inc	44,296
24,500		Service Corp International	290,570
		TOTAL PERSONAL SERVICES	334,866

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 3.01%
4,716		Ashland, Inc	$309,370
4,043	e	Cabot Oil & Gas Corp	272,175
4,444		Frontier Oil Corp	145,052
22,426		Hess Corp	1,243,970
15,455	e	Murphy Oil Corp	825,297
10,650	*	Newfield Exploration Co	444,211
14,673		Noble Energy, Inc	875,244
4,973		Sunoco, Inc	350,298
5,674	e	Tesoro Corp	569,840
		TOTAL PETROLEUM AND COAL PRODUCTS	5,035,457

PRIMARY METAL INDUSTRIES - 0.92%
150		Carpenter Technology Corp	18,114
3,611	e	Hubbell, Inc (Class B)	174,195
7,960		Steel Dynamics, Inc	343,872
10,147		United States Steel Corp	1,006,278
		TOTAL PRIMARY METAL INDUSTRIES	1,542,459

PRINTING AND PUBLISHING - 1.93%
19,670		Gannett Co, Inc	1,107,224
4,226	e	McClatchy Co (Class A)	133,584
10,951	e	New York Times Co (Class A)	257,458
4,316		R.H. Donnelley Corp	305,961
17,899	e	R.R. Donnelley & Sons Co	654,924
15,083		Tribune Co	484,315
367		Washington Post Co (Class B)	280,204
		TOTAL PRINTING AND PUBLISHING	3,223,670

RAILROAD TRANSPORTATION - 0.54%
18,752		CSX Corp	751,018
4,085	e*	Kansas City Southern Industries, Inc	145,344
		TOTAL RAILROAD TRANSPORTATION	896,362

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
8,825		Newell Rubbermaid, Inc	274,369
7,930		Sealed Air Corp	250,588
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	524,957

SECURITY AND COMMODITY BROKERS - 1.94%
6,335		A.G. Edwards, Inc	438,255
17,793		Ameriprise Financial, Inc	1,016,692
2,407	*	E*Trade Financial Corp	51,077
8,167		Janus Capital Group, Inc	170,772
9,817	e	Jefferies Group, Inc	284,202
4,613	e	Legg Mason, Inc	434,591
240		Nymex Holdings, Inc	32,582
6,340	e	NYSE Group, Inc	594,375
7,210	e	Raymond James Financial, Inc	214,570
		TOTAL SECURITY AND COMMODITY BROKERS	3,237,116

SPECIAL TRADE CONTRACTORS - 0.08%
5,207	e*	Quanta Services, Inc	131,321
		TOTAL SPECIAL TRADE CONTRACTORS	131,321

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.12%
1,431		Gentex Corp	$23,254
3,746	e*	USG Corp	174,863
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	198,117

TOBACCO PRODUCTS - 0.55%
7,721		Loews Corp (Carolina Group)	583,785
5,928	e	UST, Inc	343,705
		TOTAL TOBACCO PRODUCTS	927,490

TRANSPORTATION BY AIR - 0.54%
4,698	e*	AMR Corp	143,054
27,920	e	Southwest Airlines Co	410,424
9,135	e*	UAL Corp	348,683
		TOTAL TRANSPORTATION BY AIR	902,161

TRANSPORTATION EQUIPMENT - 2.20%
6,869		Autoliv, Inc	392,289
6,354		Brunswick Corp	202,375
149,493	e*	Ford Motor Co	1,179,500
14,296		Genuine Parts Co	700,504
660	e	Goodrich Corp	33,977
5,084		ITT Industries, Inc	306,667
8,514		Paccar, Inc	624,928
1,350	*	Spirit Aerosystems Holdings, Inc (Class A)	42,997
633		Textron, Inc	56,843
250		Trinity Industries, Inc	10,480
3,543	e*	TRW Automotive Holdings Corp	123,367
		TOTAL TRANSPORTATION EQUIPMENT	3,673,927

TRANSPORTATION SERVICES - 0.30%
1,818	e	GATX Corp	86,900
2,360	*	Hertz Global Holdings, Inc	55,932
10,995		Sabre Holdings Corp (Class A)	360,086
		TOTAL TRANSPORTATION SERVICES	502,918

TRUCKING AND WAREHOUSING - 0.16%
2,488	*	Swift Transportation Co, Inc	77,526
4,754	e*	YRC Worldwide, Inc	191,206
		TOTAL TRUCKING AND WAREHOUSING	268,732

WATER TRANSPORTATION - 0.20%
3,656	e	Alexander & Baldwin, Inc	184,409
2,529		Overseas Shipholding Group, Inc	158,315
		TOTAL WATER TRANSPORTATION	342,724

WHOLESALE TRADE-DURABLE GOODS - 0.99%
7,465		Adesa, Inc	206,258
8,685	*	Arrow Electronics, Inc	327,859
4,377		BorgWarner, Inc	330,113
11,619	*	Ingram Micro, Inc (Class A)	224,363
5,496	e	Reliance Steel & Aluminum Co	266,006
4,599	e*	Tech Data Corp	164,690

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,651		W.W. Grainger, Inc	$127,523
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,646,812

WHOLESALE TRADE-NONDURABLE GOODS - 1.14%
253		Airgas, Inc	10,664
680	*	Bare Escentuals, Inc	24,392
10,650	e*	Dean Foods Co	497,781
37,285		Safeway, Inc	1,366,122
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,898,959

		TOTAL COMMON STOCKS
		(Cost - $142,919,018)	165,274,785

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 18.77%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.10%
$ 1,830,000	d	Federal Home Loan Bank 4.900%, 04/02/07	1,829,253

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 17.67%
29,525,680		State Street Navigator Securities Lending Prime Portfolio	29,525,680

		TOTAL SHORT-TERM INVESTMENTS	31,354,933
		(Cost - $31,355,426)

		TOTAL PORTFOLIO - 117.67%
		(Cost - $174,274,444)	196,629,718
		OTHER ASSETS & LIABILITIES, NET - (17.67)%	(29,517,281)

		NET ASSETS - 100.00%	$167,112,437

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,944,650.
e	All or a portion of these securities are out on loan.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INSTITUTIONAL MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.80%

AMUSEMENT AND RECREATION SERVICES - 0.61%
9,717	*	Activision, Inc	$184,040
6,525		Harrah's Entertainment, Inc	551,036
1,160		International Speedway Corp (Class A)	59,972
2,544	*	Penn National Gaming, Inc	107,916
3,219		Warner Music Group Corp	54,916
		TOTAL AMUSEMENT AND RECREATION SERVICES	957,881

APPAREL AND ACCESSORY STORES - 1.32%
3,109		Abercrombie & Fitch Co (Class A)	235,289
6,042		American Eagle Outfitters, Inc	181,200
2,654	*	AnnTaylor Stores Corp	102,922
6,461	e*	Chico's FAS, Inc	157,842
3,418		Claire's Stores, Inc	109,786
5,460		Foot Locker, Inc	128,583
3,351	e*	Hanesbrands, Inc	98,486
12,058	e	Limited Brands, Inc	314,231
8,339		Nordstrom, Inc	441,467
5,129		Ross Stores, Inc	176,438
4,096	*	Urban Outfitters, Inc	108,585
		TOTAL APPAREL AND ACCESSORY STORES	2,054,829

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
4,030		Jones Apparel Group, Inc	123,842
3,810	e	Liz Claiborne, Inc	163,259
2,160	e	Polo Ralph Lauren Corp	190,404
3,098	e	VF Corp	255,957
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	733,461

AUTO REPAIR, SERVICES AND PARKING - 0.06%
2,047	e	Ryder System, Inc	100,999
		AUTO REPAIR, SERVICES AND PARKING	100,999

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.60%
3,816		Advance Auto Parts	147,107
5,574	*	Autonation, Inc	118,392
1,784	*	Autozone, Inc	228,602
7,620	*	Carmax, Inc	186,995
2,607	*	Copart, Inc	73,022
3,994	*	O'Reilly Automotive, Inc	132,201
101		TravelCenters of America LLC	3,880
1,932		United Auto Group, Inc	39,220
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	929,419

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.27%
4,443	e	Fastenal Co	155,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,989		Sherwin-Williams Co	$263,434
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	419,161

BUSINESS SERVICES - 6.82%
2,958		Acxiom Corp	63,272
3,393	*	Affiliated Computer Services, Inc (Class A)	199,780
5,458	e*	Akamai Technologies, Inc	272,463
2,875	e*	Alliance Data Systems Corp	177,158
8,160	*	Autodesk, Inc	306,816
13,785	*	BEA Systems, Inc	159,768
7,528	*	BMC Software, Inc	231,787
1,683		Brink's Co	106,786
14,625		CA, Inc	378,934
9,990	e*	Cadence Design Systems, Inc	210,389
4,917	*	Ceridian Corp	171,308
2,274	e*	Cerner Corp	123,819
3,040	e*	Checkfree Corp	112,754
2,747	*	ChoicePoint, Inc	102,820
6,450	e*	Citrix Systems, Inc	206,594
1,310	e*	Clear Channel Outdoor Holdings, Inc (Class A)	34,466
4,937	*	Cognizant Technology Solutions Corp (Class A)	435,789
6,069	*	Computer Sciences Corp	316,377
11,462	e*	Compuware Corp	108,774
4,800	*	Convergys Corp	121,968
1,980	*	DST Systems, Inc	148,896
10,727	*	Electronic Arts, Inc	540,212
18,332		Electronic Data Systems Corp	507,430
5,487	e*	Emdeon Corp	83,018
4,549	e	Equifax, Inc	165,811
6,991	e*	Expedia, Inc	162,051
1,395	e*	F5 Networks, Inc	93,019
1,565		Factset Research Systems, Inc	98,360
2,011		Fair Isaac Corp	77,785
6,671		Fidelity National Information Services, Inc	303,264
6,207	*	Fiserv, Inc	329,343
1,855	e*	Getty Images, Inc	90,209
7,064		IMS Health, Inc	209,518
16,427	*	Interpublic Group of Cos, Inc	202,216
12,310	*	Intuit, Inc	336,802
6,078	*	Iron Mountain, Inc	158,818
19,638	*	Juniper Networks, Inc	386,476
1,453	*	Kinetic Concepts, Inc	73,580
2,929	*	Lamar Advertising Co (Class A)	184,439
3,101	e	Manpower, Inc	228,761
2,173	e	Mastercard, Inc (Class A)	230,860
5,684	*	McAfee, Inc	165,291
2,883		MoneyGram International, Inc	80,032
4,367	*	Monster Worldwide, Inc	206,865
3,334	*	NAVTEQ Corp	115,023
6,430	*	NCR Corp	307,161
11,919	*	Novell, Inc	86,055
6,378	e*	Red Hat, Inc	146,248
5,318		Robert Half International, Inc	196,819
3,089	e*	Salesforce.com, Inc	132,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,290		ServiceMaster Co	$158,363
4,860	*	Synopsys, Inc	127,478
1,400	e	Total System Services, Inc	44,590
12,143	*	Unisys Corp	102,365
2,483	*	United Rentals, Inc	68,283
8,670	e*	VeriSign, Inc	217,790
298	e*	WebMD Health Corp (Class A)	15,684
		TOTAL BUSINESS SERVICES	10,623,008

CHEMICALS AND ALLIED PRODUCTS - 5.31%
1,097	e*	Abraxis BioScience, Inc	29,301
7,926		Air Products & Chemicals, Inc	586,207
2,914		Albemarle Corp	120,465
2,674		Alberto-Culver Co	61,181
3,328	e	Avery Dennison Corp	213,857
15,924		Avon Products, Inc	593,328
3,756	*	Barr Pharmaceuticals, Inc	174,091
2,100		Cabot Corp	100,233
2,566		Celanese Corp (Series A)	79,135
2,291	e*	Cephalon, Inc	163,142
2,295	e*	Charles River Laboratories International, Inc	106,167
8,208		Chemtura Corp	89,713
2,381		Church & Dwight Co, Inc	119,883
5,332		Clorox Co	339,595
1,534		Cytec Industries, Inc	86,272
3,008		Dade Behring Holdings, Inc	131,901
2,960		Eastman Chemical Co	187,457
6,380		Ecolab, Inc	274,340
4,416	e	Estee Lauder Cos (Class A)	215,722
1,476		FMC Corp	111,335
11,507	*	Forest Laboratories, Inc	591,920
5,300	*	Hospira, Inc	216,770
3,354	*	Huntsman Corp	64,028
1,180	*	Idexx Laboratories, Inc	103,403
2,476	e*	ImClone Systems, Inc	100,947
3,181		International Flavors & Fragrances, Inc	150,207
1,712	*	Invitrogen Corp	108,969
8,600	*	King Pharmaceuticals, Inc	169,162
2,410		Lubrizol Corp	124,187
7,666	e	Lyondell Chemical Co	229,750
8,792	e*	Medimmune, Inc	319,941
11,136	e*	Millennium Pharmaceuticals, Inc	126,505
4,870	*	Mosaic Co	129,834
8,566	e	Mylan Laboratories, Inc	181,085
3,751	*	Nalco Holding Co	89,649
4,194	e*	PDL BioPharma, Inc	91,010
5,858		PPG Industries, Inc	411,876
5,686		Rohm & Haas Co	294,080
4,040	e	RPM International, Inc	93,324
1,660	e	Scotts Miracle-Gro Co (Class A)	73,090
3,841	e*	Sepracor, Inc	179,106
4,784		Sigma-Aldrich Corp	198,632
3,744		Valspar Corp	104,196
3,094	*	VCA Antech, Inc	112,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,232	*	Vertex Pharmaceuticals, Inc	$118,665
3,420	e*	Watson Pharmaceuticals, Inc	90,391
482	e	Westlake Chemical Corp	13,086
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,269,480

COAL MINING - 0.31%
4,884	e	Arch Coal, Inc	149,890
6,480		Consol Energy, Inc	253,562
2,999	e	Massey Energy Co	71,946
		TOTAL COAL MINING	475,398

COMMUNICATIONS - 3.88%
14,835	*	American Tower Corp (Class A)	577,823
16,332	*	Avaya, Inc	192,881
7,660		Cablevision Systems Corp (Class A)	233,094
4,107		CenturyTel, Inc	185,595
11,811		Citizens Communications Co	176,574
7,285	*	Crown Castle International Corp	234,067
1,000	*	CTC Media, Inc	25,680
7,275	*	EchoStar Communications Corp (Class A)	315,953
5,220		Embarq Corp	294,147
2,196		Global Payments, Inc	74,796
1,041		Hearst-Argyle Television, Inc	28,305
6,147	e*	IAC/InterActiveCorp	231,803
1,705	*	Leap Wireless International, Inc	112,496
52,896	e*	Level 3 Communications, Inc	322,666
13,882	e*	Liberty Global, Inc (Class A)	457,134
4,960	*	Liberty Media Corp - Capital (Series A)	548,526
23,268	*	Liberty Media Holding Corp (Interactive A)	554,244
2,094	e*	NeuStar, Inc (Class A)	59,553
5,188	*	NII Holdings, Inc	384,846
55,893	e*	Qwest Communications International, Inc	502,478
3,672	*	SBA Communications Corp (Class A)	108,508
3,851		Telephone & Data Systems, Inc	229,597
611	*	US Cellular Corp	44,878
10,984	e*	XM Satellite Radio Holdings, Inc (Class A)	141,913
		TOTAL COMMUNICATIONS	6,037,558

DEPOSITORY INSTITUTIONS - 4.50%
4,804		Associated Banc-Corp	161,414
3,380		Astoria Financial Corp	89,874
2,815		Bancorpsouth, Inc	68,827
1,797		Bank of Hawaii Corp	95,295
764		BOK Financial Corp	37,841
920	e	Capitol Federal Financial	34,785
1,510		City National Corp	111,136
5,470		Colonial Bancgroup, Inc	135,383
5,742		Comerica, Inc	339,467
6,512	e	Commerce Bancorp, Inc	217,371
2,602		Commerce Bancshares, Inc	125,703
4,566		Compass Bancshares, Inc	314,141
2,100	e	Cullen/Frost Bankers, Inc	109,893
2,237		East West Bancorp, Inc	82,254
220		First Citizens Bancshares, Inc (Class A)	44,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,357	e	First Horizon National Corp	$180,946
5,801	e	Fulton Financial Corp	84,289
20,507	e	Hudson City Bancorp, Inc	280,536
8,673	e	Huntington Bancshares, Inc	189,505
2,401	e	IndyMac Bancorp, Inc	76,952
2,200		Investors Financial Services Corp	127,930
14,291		Keycorp	535,484
2,689	e	M&T Bank Corp	311,467
8,953		Marshall & Ilsley Corp	414,613
10,293	e	New York Community Bancorp, Inc	181,054
7,708		Northern Trust Corp	463,559
2,060	e	People's Bank	91,464
9,850		Popular, Inc	163,116
3,560		Sky Financial Group, Inc	95,622
2,541	e	South Financial Group, Inc	62,814
13,872	e	Sovereign Bancorp, Inc	352,904
9,570		Synovus Financial Corp	309,494
4,660		TCF Financial Corp	122,838
3,549		TD Banknorth, Inc	114,136
1,884		UnionBanCal Corp	119,483
3,946	e	Valley National Bancorp	99,637
3,161		Washington Federal, Inc	74,157
1,971		Webster Financial Corp	94,628
2,291		Whitney Holding Corp	70,059
2,500	e	Wilmington Trust Corp	105,425
3,750		Zions Bancorporation	316,950
		TOTAL DEPOSITORY INSTITUTIONS	7,006,662

EATING AND DRINKING PLACES - 0.91%
4,512		Brinker International, Inc	147,542
850	*	Burger King Holdings, Inc	18,360
2,951	e*	Cheesecake Factory	78,644
5,241		Darden Restaurants, Inc	215,877
2,340		OSI Restaurant Partners, Inc	92,430
6,764		Tim Hortons, Inc	205,761
3,440	e	Wendy's International, Inc	107,672
9,610		Yum! Brands, Inc	555,074
		TOTAL EATING AND DRINKING PLACES	1,421,360

EDUCATIONAL SERVICES - 0.35%
4,928	*	Apollo Group, Inc (Class A)	216,339
3,679	e*	Career Education Corp	112,210
1,505	*	ITT Educational Services, Inc	122,642
1,532	*	Laureate Education, Inc	90,342
		TOTAL EDUCATIONAL SERVICES	541,533

ELECTRIC, GAS, AND SANITARY SERVICES - 9.23%
23,281	*	AES Corp	501,007
2,790		AGL Resources, Inc	119,189
5,778	*	Allegheny Energy, Inc	283,931
4,150		Alliant Energy Corp	186,003
8,833	e*	Allied Waste Industries, Inc	111,207
7,263		Ameren Corp	365,329
13,927		American Electric Power Co, Inc	678,941

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,580		Aqua America, Inc	$102,821
3,032		Atmos Energy Corp	94,841
11,015	e	Centerpoint Energy, Inc	197,609
7,827	*	CMS Energy Corp	139,321
8,689		Consolidated Edison, Inc	443,660
6,329		Constellation Energy Group, Inc	550,307
3,914	e*	Covanta Holding Corp	86,813
4,050	e	DPL, Inc	125,915
6,280	e	DTE Energy Co	300,812
11,517		Edison International	565,830
24,607		El Paso Corp	356,063
2,642		Energen Corp	134,451
5,341	e	Energy East Corp	130,107
7,351	d	Entergy Corp	771,267
2,960	e	Great Plains Energy, Inc	96,052
2,870	e	Hawaiian Electric Industries, Inc	74,591
2,609	e	Integrys Energy Group Inc	144,826
6,189		KeySpan Corp	254,677
3,760	e	Kinder Morgan, Inc	400,252
6,360		MDU Resources Group, Inc	182,786
9,046	*	Mirant Corp	366,001
2,966	e	National Fuel Gas Co	128,309
9,642		NiSource, Inc	235,650
5,530		Northeast Utilities	181,218
4,471	*	NRG Energy, Inc	322,091
3,860		NSTAR	135,563
3,210		OGE Energy Corp	124,548
3,891		Oneok, Inc	175,095
6,690	e	Pepco Holdings, Inc	194,144
12,274		PG&E Corp	592,466
3,510		Pinnacle West Capital Corp	169,358
13,448		PPL Corp	550,023
8,942	e	Progress Energy, Inc	451,034
4,180		Puget Energy, Inc	107,342
3,020		Questar Corp	269,414
11,908	e*	Reliant Energy, Inc	241,971
5,945	e	Republic Services, Inc	165,390
4,198		SCANA Corp	181,228
9,154		Sempra Energy	558,486
7,324	*	Sierra Pacific Resources	127,291
3,605		Southern Union Co	109,556
1,581	e*	Stericycle, Inc	128,852
7,381		TECO Energy, Inc	127,027
3,816		UGI Corp	101,925
2,660	e	Vectren Corp	76,076
21,046		Williams Cos, Inc	598,969
4,140		Wisconsin Energy Corp	200,873
14,340	e	Xcel Energy, Inc	354,055
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,372,563

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.26%
4,459	*	ADC Telecommunications, Inc	74,644
6,037	*	Agere Systems, Inc	136,557
12,697	e*	Altera Corp	253,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,582		Ametek, Inc	$123,722
3,168	e	Amphenol Corp (Class A)	204,558
12,095		Analog Devices, Inc	417,157
15,997	*	Atmel Corp	80,465
4,529	*	Avnet, Inc	163,678
1,970		AVX Corp	29,944
2,757	e*	Ciena Corp	77,058
2,700	e*	Cree, Inc	44,442
4,943	*	Cypress Semiconductor Corp	91,693
1,316	*	Dolby Laboratories, Inc (Class A)	45,415
2,031	e*	Energizer Holdings, Inc	173,305
4,006	*	Fairchild Semiconductor International, Inc	66,980
2,367		Harman International Industries, Inc	227,421
4,749		Harris Corp	241,962
7,082	*	Integrated Device Technology, Inc	109,204
2,630	*	International Rectifier Corp	100,492
4,990		Intersil Corp (Class A)	132,185
1,964	*	Jarden Corp	75,221
7,541	e*	JDS Uniphase Corp	114,849
4,309		L-3 Communications Holdings, Inc	376,908
1,490		Lincoln Electric Holdings, Inc	88,744
10,732	e	Linear Technology Corp	339,024
14,040	e*	LSI Logic Corp	146,578
11,343	e	Maxim Integrated Products, Inc	333,484
5,191	*	MEMC Electronic Materials, Inc	314,471
7,581		Microchip Technology, Inc	269,353
25,590	*	Micron Technology, Inc	309,127
4,857		Molex, Inc	136,967
11,271		National Semiconductor Corp	272,082
13,230	*	Network Appliance, Inc	483,160
4,256	*	Novellus Systems, Inc	136,277
12,442	*	Nvidia Corp	358,081
8,017	e*	PMC - Sierra, Inc	56,199
5,710	*	QLogic Corp	97,070
4,650	e	RadioShack Corp	125,690
3,287	e*	Rambus, Inc	69,849
19,272	e*	Sanmina-SCI Corp	69,765
1,895	*	Silicon Laboratories, Inc	56,698
49,930	e*	Sirius Satellite Radio, Inc	159,776
3,013	e*	Spansion, Inc (Class A)	36,728
1,362		Teleflex, Inc	92,711
15,855	*	Tellabs, Inc	156,965
2,266	*	Thomas & Betts Corp	110,626
6,133	*	Vishay Intertechnology, Inc	85,739
2,576		Whirlpool Corp	218,728
12,149		Xilinx, Inc	312,594
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,198,160

ENGINEERING AND MANAGEMENT SERVICES - 1.63%
3,976	e*	Amylin Pharmaceuticals, Inc	148,543
13,165	*	Celgene Corp	690,636
1,375	e	Corporate Executive Board Co	104,445
3,090	e	Fluor Corp	277,235
1,947	*	Gen-Probe, Inc	91,665

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,855	e*	Hewitt Associates, Inc (Class A)	$112,682
4,134	*	Jacobs Engineering Group, Inc	192,851
1,200	e*	KBR, Inc	24,420
11,881		Paychex, Inc	449,933
5,595	e	Quest Diagnostics, Inc	279,023
2,733	e*	Shaw Group, Inc	85,461
1,967	*	URS Corp	83,775
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,540,668

FABRICATED METAL PRODUCTS - 0.53%
1,193	e*	Alliant Techsystems, Inc	104,889
3,699		Ball Corp	169,599
4,444	e	Commercial Metals Co	139,319
1,876		Crane Co	75,828
5,574	*	Crown Holdings, Inc	136,340
3,620		Pentair, Inc	112,799
1,980		Snap-On, Inc	95,238
		TOTAL FABRICATED METAL PRODUCTS	834,012

FOOD AND KINDRED PRODUCTS - 2.70%
7,989		Campbell Soup Co	311,172
10,801	e	Coca-Cola Enterprises, Inc	218,720
18,366		ConAgra Foods, Inc	457,497
7,025	e*	Constellation Brands, Inc (Class A)	148,790
2,633	e	Corn Products International, Inc	93,708
6,603		Del Monte Foods Co	75,802
11,843	e	H.J. Heinz Co	558,042
2,184	e*	Hansen Natural Corp	82,730
6,238	e	Hershey Co	340,969
2,740		Hormel Foods Corp	101,901
2,136	e	J.M. Smucker Co	113,892
4,740		McCormick & Co, Inc	182,585
1,848		Molson Coors Brewing Co (Class B)	174,858
4,873		Pepsi Bottling Group, Inc	155,400
2,510		PepsiAmericas, Inc	56,023
26,881		Sara Lee Corp	454,827
3,498	e*	Smithfield Foods, Inc	104,765
7,495		Tyson Foods, Inc (Class A)	145,478
8,301		Wrigley (Wm.) Jr Co	422,770
		TOTAL FOOD AND KINDRED PRODUCTS	4,199,928

FOOD STORES - 0.83%
25,506		Kroger Co	720,545
1,100	e*	Panera Bread Co (Class A)	64,966
7,235		Supervalu, Inc	282,671
4,954		Whole Foods Market, Inc	222,187
		TOTAL FOOD STORES	1,290,369

FORESTRY - 0.07%
2,569	e	Rayonier, Inc	110,467
		TOTAL FORESTRY	110,467

FURNITURE AND FIXTURES - 0.48%
2,240		Hillenbrand Industries, Inc	132,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,750		HNI Corp	$80,378
6,443	e	Leggett & Platt, Inc	146,063
14,040		Masco Corp	384,696
		TOTAL FURNITURE AND FIXTURES	744,125

FURNITURE AND HOME FURNISHINGS STORES - 0.63%
9,974	*	Bed Bath & Beyond, Inc	400,656
6,120		Circuit City Stores, Inc	113,404
4,472	*	GameStop Corp (Class A)	145,653
1,880	e*	Mohawk Industries, Inc	154,254
2,652		Steelcase, Inc (Class A)	52,748
3,344	e	Williams-Sonoma, Inc	118,578
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	985,293

GENERAL BUILDING CONTRACTORS - 0.92%
1,546	e	Beazer Homes USA, Inc	44,880
4,177		Centex Corp	174,515
11,052		DR Horton, Inc	243,144
2,700	e	KB Home	115,209
4,922		Lennar Corp (Class A)	207,758
1,233	e	MDC Holdings, Inc	59,270
170	e*	NVR, Inc	113,050
7,522		Pulte Homes, Inc	199,032
1,450	e	Ryland Group, Inc	61,176
2,270	e	Standard-Pacific Corp	47,375
4,680	*	Toll Brothers, Inc	128,138
1,493		Walter Industries, Inc	36,952
		TOTAL GENERAL BUILDING CONTRACTORS	1,430,499

GENERAL MERCHANDISE STORES - 1.14%
2,519	*	BJ's Wholesale Club, Inc	85,218
2,199	e	Dillard's, Inc (Class A)	71,973
11,170		Dollar General Corp	236,246
5,438		Family Dollar Stores, Inc	161,074
8,292		JC Penney Co, Inc	681,271
4,870		Saks, Inc	101,491
16,196		TJX Cos, Inc	436,644
		TOTAL GENERAL MERCHANDISE STORES	1,773,916

HEALTH SERVICES - 2.34%
6,786		AmerisourceBergen Corp	357,962
693	e	Brookdale Senior Living, Inc	30,949
3,442		Cigna Corp	491,036
3,604	*	Community Health Systems, Inc	127,041
1,738	*	Covance, Inc	103,133
5,638	e*	Coventry Health Care, Inc	316,010
3,502	*	DaVita, Inc	186,727
2,164	*	Edwards Lifesciences Corp	109,715
4,069	*	Express Scripts, Inc	328,450
8,314	e	Health Management Associates, Inc (Class A)	90,373
4,410	e*	Laboratory Corp of America Holdings	320,298
2,128	*	LifePoint Hospitals, Inc	81,332
3,373	*	Lincare Holdings, Inc	123,620
2,639	e	Manor Care, Inc	143,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,284	e	Omnicare, Inc	$170,375
1,778	*	Pediatrix Medical Group, Inc	101,453
3,578		Pharmaceutical Product Development, Inc	120,543
1,868	*	Sierra Health Services, Inc	76,906
16,961	*	Tenet Healthcare Corp	109,059
3,159	*	Triad Hospitals, Inc	165,058
1,720	e	Universal Health Services, Inc (Class B)	98,487
		TOTAL HEALTH SERVICES	3,651,982

HOLDING AND OTHER INVESTMENT OFFICES - 10.19%
1,103	e*	Affiliated Managers Group, Inc	119,510
4,970	e	Allied Capital Corp	143,186
3,466		AMB Property Corp	203,766
8,920		Annaly Mortgage Management, Inc	138,082
3,434		Apartment Investment & Management Co (Class A)	198,107
7,556		Archstone-Smith Trust	410,140
2,780		AvalonBay Communities, Inc	361,400
4,032		Boston Properties, Inc	473,357
3,012		Brandywine Realty Trust	100,631
1,815		BRE Properties, Inc (Class A)	114,617
2,013		Camden Property Trust	141,534
2,165		CBL & Associates Properties, Inc	97,079
1,634		Colonial Properties Trust	74,625
4,289		Developers Diversified Realty Corp	269,778
2,480		Douglas Emmett, Inc	63,314
4,818		Duke Realty Corp	209,438
10,295		Equity Residential	496,528
830		Essex Property Trust, Inc	107,468
1,870		Federal Realty Investment Trust	169,459
6,071		General Growth Properties, Inc	392,004
7,010		Health Care Property Investors, Inc	252,570
2,450		Health Care REIT, Inc	107,555
3,151		Hospitality Properties Trust	147,467
18,304		Host Marriott Corp	481,578
7,790	e	HRPT Properties Trust	95,817
57,850		iShares Russell Midcap Index Fund	6,028,549
4,460		iStar Financial, Inc	208,862
1,133		Kilroy Realty Corp	83,559
7,825		Kimco Realty Corp	381,391
3,129	e	Liberty Property Trust	152,445
2,540		Macerich Co	234,594
2,219		Mack-Cali Realty Corp	105,691
3,785		New Plan Excel Realty Trust	125,019
6,520		Plum Creek Timber Co, Inc	257,018
8,657		Prologis	562,099
4,289		Public Storage, Inc	406,040
2,418		Regency Centers Corp	202,024
2,075		SL Green Realty Corp	284,649
1,907		Taubman Centers, Inc	110,587
4,221		Thornburg Mortgage, Inc	109,746
4,746		UDR Inc	145,323
3,669		Ventas, Inc	154,575
10,279		Virgin Media Inc	259,545
4,621		Vornado Realty Trust	551,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,817	e	Weingarten Realty Investors	$133,977
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,866,171

HOTELS AND OTHER LODGING PLACES - 1.10%
1,541		Boyd Gaming Corp	73,413
1,094		Choice Hotels International, Inc	38,760
13,596		Hilton Hotels Corp	488,912
4,224	*	MGM Mirage	293,652
7,674		Starwood Hotels & Resorts Worldwide, Inc	497,659
1,778		Station Casinos, Inc	153,921
1,739	e	Wynn Resorts Ltd	164,962
		TOTAL HOTELS AND OTHER LODGING PLACES	1,711,280

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.58%
3,226	e*	AGCO Corp	119,265
6,301	e	American Standard Cos, Inc	334,079
2,420	e	Black & Decker Corp	197,520
2,246		Carlisle Cos, Inc	96,421
1,971		CDW Corp	121,079
1,857		Cummins, Inc	268,745
2,430		Diebold, Inc	115,935
2,470		Donaldson Co, Inc	89,167
7,207		Dover Corp	351,774
920	e*	Dresser-Rand Group, Inc	28,023
5,303		Eaton Corp	443,119
1,994	*	Flowserve Corp	114,037
2,332	e*	FMC Technologies, Inc	162,680
1,893	*	Gardner Denver, Inc	65,971
2,321		Graco, Inc	90,890
4,629	e*	Grant Prideco, Inc	230,709
1,878		IDEX Corp	95,553
11,993		International Game Technology	484,277
6,457	e	Jabil Circuit, Inc	138,244
3,870		Joy Global, Inc	166,023
1,455		Kennametal, Inc	98,373
4,974	*	Lam Research Corp	235,469
2,222		Lennox International, Inc	79,325
3,459	e*	Lexmark International, Inc (Class A)	202,213
2,251		Manitowoc Co, Inc	143,006
4,418		Pall Corp	167,884
4,253		Parker Hannifin Corp	367,076
580	e*	Riverbed Technology, Inc	16,031
5,907	e	Rockwell Automation, Inc	353,652
7,992	*	SanDisk Corp	350,050
2,209	e*	Scientific Games Corp (Class A)	72,521
31,855	*	Solectron Corp	100,343
2,110		SPX Corp	148,122
2,874		Stanley Works	159,105
3,548	*	Terex Corp	254,604
3,061		Timken Co	92,779
1,582		Toro Co	81,062
4,643	e*	Varian Medical Systems, Inc	221,425
1,510	e*	VeriFone Holdings, Inc	55,462
7,810	*	Western Digital Corp	131,286

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,423	*	Zebra Technologies Corp (Class A)	$93,552
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,136,853

INSTRUMENTS AND RELATED PRODUCTS - 4.40%
2,056	e*	Advanced Medical Optics, Inc	76,483
5,286		Allergan, Inc	585,795
6,540		Applera Corp (Applied Biosystems Group)	193,388
1,027	*	Armor Holdings, Inc	69,148
3,663		Bard (C.R.), Inc	291,245
1,790		Bausch & Lomb, Inc	91,576
2,270		Beckman Coulter, Inc	145,030
8,700		Biomet, Inc	369,663
1,698	e	Cooper Cos, Inc	82,557
5,696		Dentsply International, Inc	186,544
1,410		DRS Technologies, Inc	73,560
10,161	e	Eastman Kodak Co	229,232
1,287	e*	Intuitive Surgical, Inc	156,461
7,040		Kla-Tencor Corp	375,373
1,376	*	Mettler-Toledo International, Inc	123,248
1,949	e*	Millipore Corp	141,244
2,100		National Instruments Corp	55,083
4,270		PerkinElmer, Inc	103,419
7,843		Pitney Bowes, Inc	355,994
2,660	*	Resmed, Inc	133,984
2,430	*	Respironics, Inc	102,036
6,051	e	Rockwell Collins, Inc	404,993
3,074		Roper Industries, Inc	168,701
12,757	*	St. Jude Medical, Inc	479,791
1,424	*	Techne Corp	81,310
2,880	e	Tektronix, Inc	81,101
7,010	e*	Teradyne, Inc	115,945
14,570	*	Thermo Electron Corp	681,148
3,676	*	Trimble Navigation Ltd	98,664
3,656	*	Waters Corp	212,048
34,131	*	Xerox Corp	576,473
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,841,237

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
10,582		AON Corp	401,693
3,974	e	Brown & Brown, Inc	107,497
3,420	e	Gallagher (Arthur J.) & Co	96,889
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	606,078

INSURANCE CARRIERS - 3.43%
202	e*	Alleghany Corp	75,467
3,738		Ambac Financial Group, Inc	322,926
3,031	e	American Financial Group, Inc	103,175
545		American National Insurance Co	69,722
4,325		Assurant, Inc	231,950
5,509		Cincinnati Financial Corp	233,582
980	*	CNA Financial Corp	42,228
5,363	*	Conseco, Inc	92,780
1,626		Erie Indemnity Co (Class A)	85,804
7,338	e	Fidelity National Title Group, Inc (Class A)	176,185

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,890	e	First American Corp	$146,581
1,794		Hanover Insurance Group, Inc	82,739
3,742		HCC Insurance Holdings, Inc	115,254
4,080	e*	Health Net, Inc	219,545
5,822	*	Humana, Inc	337,792
5,768	e	Leucadia National Corp	169,695
355	*	Markel Corp	172,115
4,759		MBIA, Inc	311,667
950	e	Mercury General Corp	50,388
2,955	e	MGIC Investment Corp	174,109
1,723		Nationwide Financial Services, Inc (Class A)	92,801
8,120		Old Republic International Corp	179,614
2,048	e*	Philadelphia Consolidated Holding Co	90,092
2,880		PMI Group, Inc	130,234
2,330		Protective Life Corp	102,613
2,912		Radian Group, Inc	159,811
1,110		Reinsurance Group Of America, Inc	64,069
3,727		Safeco Corp	247,585
1,870		Stancorp Financial Group, Inc	91,948
3,545	e	Torchmark Corp	232,517
926	e	Transatlantic Holdings, Inc	60,301
1,530		Unitrin, Inc	72,017
12,108		UnumProvident Corp	278,847
5,711		W.R. Berkley Corp	189,148
1,173	*	WellCare Health Plans, Inc	99,998
59		Wesco Financial Corp	27,140
		TOTAL INSURANCE CARRIERS	5,332,437

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
1,987	*	Corrections Corp of America	104,933
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	104,933

LEATHER AND LEATHER PRODUCTS - 0.44%
13,606	*	Coach, Inc	680,980
		TOTAL LEATHER AND LEATHER PRODUCTS	680,980

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
2,761		Laidlaw International, Inc	95,531
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	95,531

LUMBER AND WOOD PRODUCTS - 0.04%
3,370		Louisiana-Pacific Corp	67,602
		TOTAL LUMBER AND WOOD PRODUCTS	67,602

METAL MINING - 0.55%
1,784	e	Foundation Coal Holdings, Inc	61,263
11,486		Freeport-McMoRan Copper & Gold, Inc (Class B)	760,258
542	e	Southern Copper Corp	38,840
		TOTAL METAL MINING	860,361

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
5,184		Fortune Brands, Inc	408,603
5,614		Hasbro, Inc	160,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,767	e	Mattel, Inc	$379,556
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	948,832

MISCELLANEOUS RETAIL - 1.21%
11,034	e*	Amazon.com, Inc	439,043
1,833		Barnes & Noble, Inc	72,312
2,047	e*	Coldwater Creek, Inc	41,513
1,343	e*	Dick's Sporting Goods, Inc	78,243
3,880	e*	Dollar Tree Stores, Inc	148,371
1,214		MSC Industrial Direct Co (Class A)	56,670
1,214	e*	Nutri/System, Inc	63,626
10,172	*	Office Depot, Inc	357,444
2,615		OfficeMax, Inc	137,915
4,945		Petsmart, Inc	162,987
17,509	*	Rite Aid Corp	101,027
4,811	e	Tiffany & Co	218,804
		TOTAL MISCELLANEOUS RETAIL	1,877,955

MOTION PICTURES - 0.18%
9,909	e*	Discovery Holding Co (Class A)	189,559
1,426	*	DreamWorks Animation SKG, Inc (Class A)	43,607
2,132		Regal Entertainment Group (Class A)	42,363
		TOTAL MOTION PICTURES	275,529

NONDEPOSITORY INSTITUTIONS - 0.58%
5,426	e	American Capital Strategies Ltd	240,426
4,000	e*	AmeriCredit Corp	91,440
3,169	e	CapitalSource, Inc	79,637
7,042		CIT Group, Inc	372,663
1,615	e	First Marblehead Corp	72,497
858	e*	Nelnet, Inc (Class A)	20,566
151		Student Loan Corp	28,074
		TOTAL NONDEPOSITORY INSTITUTIONS	905,303

NONMETALLIC MINERALS, EXCEPT FUELS - 0.32%
1,691		Florida Rock Industries, Inc	113,787
3,339		Vulcan Materials Co	388,927
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	502,714

OIL AND GAS EXTRACTION - 3.44%
10,575		BJ Services Co	295,043
4,086	*	Cameron International Corp	256,560
2,131	e*	Cheniere Energy, Inc	66,381
14,677	e	Chesapeake Energy Corp	453,226
3,008	e	Cimarex Energy Co	111,356
844	e*	CNX Gas Corp	23,911
4,020	*	Denbury Resources, Inc	119,756
2,210		Diamond Offshore Drilling, Inc	178,900
13,780	*	Dynegy, Inc (Class A)	127,603
5,440		ENSCO International, Inc	295,936
4,310		Equitable Resources, Inc	208,259
2,006	e*	Forest Oil Corp	66,940
2,991	e*	Global Industries Ltd	54,705
3,321	e*	Helix Energy Solutions Group, Inc	123,840
3,948	e	Helmerich & Payne, Inc	119,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,185	*	National Oilwell Varco, Inc	$481,131
1,700	*	Oceaneering International, Inc	71,604
5,824	e	Patterson-UTI Energy, Inc	130,691
4,224		Pioneer Natural Resources Co	182,097
2,786	*	Plains Exploration & Production Co	125,760
1,981	e	Pogo Producing Co	95,286
5,923	*	Pride International, Inc	178,282
2,154	e*	Quicksilver Resources, Inc	85,665
4,873	e	Range Resources Corp	162,758
3,998	e	Rowan Cos, Inc	129,815
752	*	SEACOR Holdings, Inc	73,997
7,098	e	Smith International, Inc	341,059
5,922	*	Southwestern Energy Co	242,684
2,076		St. Mary Land & Exploration Co	76,148
2,887	e*	Superior Energy Services	99,515
2,669	e*	Tetra Technologies, Inc	65,951
2,119	e	Tidewater, Inc	124,131
2,159	*	Todco	87,072
1,594	e*	Unit Corp	80,640
820	e	W&T Offshore, Inc	23,723
		TOTAL OIL AND GAS EXTRACTION	5,360,205

PAPER AND ALLIED PRODUCTS - 0.65%
3,620		Bemis Co	120,872
16,100		Domtar Corp	149,891
6,408		MeadWestvaco Corp	197,623
2,971		Packaging Corp of America	72,492
9,150	*	Smurfit-Stone Container Corp	103,029
3,580		Sonoco Products Co	134,536
3,908		Temple-Inland, Inc	233,464
		TOTAL PAPER AND ALLIED PRODUCTS	1,011,907

PERSONAL SERVICES - 0.40%
4,736		Cintas Corp	170,970
11,610	e	H&R Block, Inc	244,274
3,304	*	Sally Beauty Holdings, Inc	30,364
9,980		Service Corp International	118,363
1,312	e	Weight Watchers International, Inc	60,470
		TOTAL PERSONAL SERVICES	624,441

PETROLEUM AND COAL PRODUCTS - 1.59%
2,039		Ashland, Inc	133,758
1,773	e	Cabot Oil & Gas Corp	119,358
3,740	e	Frontier Oil Corp	122,074
9,575		Hess Corp	531,125
1,646		Holly Corp	97,608
6,596		Murphy Oil Corp	352,226
4,572	*	Newfield Exploration Co	190,698
6,260		Noble Energy, Inc	373,409
4,347		Sunoco, Inc	306,203
2,420		Tesoro Corp	243,041
		TOTAL PETROLEUM AND COAL PRODUCTS	2,469,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.13%
3,541		Allegheny Technologies, Inc	$377,789
891		Carpenter Technology Corp	107,597
2,010	e	Hubbell, Inc (Class B)	96,962
4,773		Precision Castparts Corp	496,631
3,210	e	Steel Dynamics, Inc	138,672
3,095	e*	Titanium Metals Corp	111,049
4,351		United States Steel Corp	431,489
		TOTAL PRIMARY METAL INDUSTRIES	1,760,189

PRINTING AND PUBLISHING - 1.29%
2,087	e	Dow Jones & Co, Inc	71,939
2,276	*	Dun & Bradstreet Corp	207,571
2,969		EW Scripps Co (Class A)	132,655
8,406		Gannett Co, Inc	473,174
1,990	e	Harte-Hanks, Inc	54,904
1,423		John Wiley & Sons, Inc (Class A)	53,732
2,035	e	McClatchy Co (Class A)	64,326
1,140		Meredith Corp	65,425
4,444	e	New York Times Co (Class A)	104,478
1,859		R.H. Donnelley Corp	131,785
7,639		R.R. Donnelley & Sons Co	279,511
6,439		Tribune Co	206,756
201		Washington Post Co (Class B)	153,464
		TOTAL PRINTING AND PUBLISHING	1,999,720

RAILROAD TRANSPORTATION - 0.46%
15,660		CSX Corp	627,183
2,630	*	Kansas City Southern Industries, Inc	93,575
		TOTAL RAILROAD TRANSPORTATION	720,758

REAL ESTATE - 0.43%
6,540	*	CB Richard Ellis Group, Inc (Class A)	223,537
2,492		Forest City Enterprises, Inc (Class A)	164,921
1,316		Jones Lang LaSalle, Inc	137,232
2,638	e	St. Joe Co	137,994
		TOTAL REAL ESTATE	663,684

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.44%
6,263	e*	Goodyear Tire & Rubber Co	195,343
9,785		Newell Rubbermaid, Inc	304,216
5,760		Sealed Air Corp	182,016
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	681,575

SECURITY AND COMMODITY BROKERS - 2.77%
2,708		A.G. Edwards, Inc	187,339
7,588		Ameriprise Financial, Inc	433,578
721	e	BlackRock, Inc	112,700
1,883	*	Cbot Holdings, Inc (Class A)	341,765
15,083	*	E*Trade Financial Corp	320,061
4,085		Eaton Vance Corp	145,589
3,230		Federated Investors, Inc (Class B)	118,606
2,377	*	IntercontinentalExchange, Inc	290,493
1,618	e*	Investment Technology Group, Inc	63,426
6,620	e	Janus Capital Group, Inc	138,424

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,192		Jefferies Group, Inc	$121,358
4,510	e	Legg Mason, Inc	424,887
3,505	e*	Nasdaq Stock Market, Inc	103,082
2,658	e	Nuveen Investments, Inc (Class A)	125,723
250	*	Nymex Holdings, Inc	33,940
5,506	e*	NYSE Group, Inc	516,188
3,315	e	Raymond James Financial, Inc	98,654
2,223		SEI Investments Co	133,891
9,390		T Rowe Price Group, Inc	443,114
11,059	e	TD Ameritrade Holding Corp	164,558
		TOTAL SECURITY AND COMMODITY BROKERS	4,317,378

SPECIAL TRADE CONTRACTORS - 0.06%
3,825	e*	Quanta Services, Inc	96,467
		TOTAL SPECIAL TRADE CONTRACTORS	96,467

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
1,844	e	Eagle Materials, Inc	82,298
5,152		Gentex Corp	83,720
5,126	*	Owens-Illinois, Inc	132,097
2,730	e*	USG Corp	127,436
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	425,551

TOBACCO PRODUCTS - 0.37%
3,299		Loews Corp (Carolina Group)	249,437
5,701		UST, Inc	330,544
		TOTAL TOBACCO PRODUCTS	579,981

TRANSPORTATION BY AIR - 0.67%
8,414	*	AMR Corp	256,206
3,204	e*	Continental Airlines, Inc (Class B)	116,594
28,281	e	Southwest Airlines Co	415,731
3,909	e*	UAL Corp	149,207
2,132	*	US Airways Group, Inc	96,963
		TOTAL TRANSPORTATION BY AIR	1,034,700

TRANSPORTATION EQUIPMENT - 2.58%
2,966		Autoliv, Inc	169,388
3,185		Brunswick Corp	101,442
63,822	e*	Ford Motor Co	503,556
6,101		Genuine Parts Co	298,949
4,380		Goodrich Corp	225,482
9,496		Harley-Davidson, Inc	557,890
2,958		Harsco Corp	132,696
6,538		ITT Industries, Inc	394,372
2,600	e	Oshkosh Truck Corp	137,800
8,685		Paccar, Inc	637,479
4,700	*	Pactiv Corp	158,578
2,040	*	Spirit Aerosystems Holdings, Inc (Class A)	64,974
4,601		Textron, Inc	413,170
1,394		Thor Industries, Inc	54,910
2,708	e	Trinity Industries, Inc	113,519
1,564	*	TRW Automotive Holdings Corp	54,458
		TOTAL TRANSPORTATION EQUIPMENT	4,018,664

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.58%
6,136		CH Robinson Worldwide, Inc	$292,994
7,541		Expeditors International Washington, Inc	311,594
1,625	e	GATX Corp	77,675
3,000	*	Hertz Global Holdings, Inc	71,100
4,480		Sabre Holdings Corp (Class A)	146,720
		TOTAL TRANSPORTATION SERVICES	900,083

TRUCKING AND WAREHOUSING - 0.27%
1,691		Con-way, Inc	84,279
3,436		J.B. Hunt Transport Services, Inc	90,161
1,942		Landstar System, Inc	89,021
2,086	*	Swift Transportation Co, Inc	65,000
2,126	e*	YRC Worldwide, Inc	85,508
		TOTAL TRUCKING AND WAREHOUSING	413,969

WATER TRANSPORTATION - 0.14%
1,598	e	Alexander & Baldwin, Inc	80,603
2,005	e*	Kirby Corp	70,135
1,078		Overseas Shipholding Group, Inc	67,483
		TOTAL WATER TRANSPORTATION	218,221

WHOLESALE TRADE-DURABLE GOODS - 1.01%
3,070		Adesa, Inc	84,824
4,108	*	Arrow Electronics, Inc	155,077
2,020		BorgWarner, Inc	152,348
4,096	*	Cytyc Corp	140,124
5,046	*	Ingram Micro, Inc (Class A)	97,438
1,610		Martin Marietta Materials, Inc	217,672
4,933	e*	Patterson Cos, Inc	175,072
1,883	e	Pool Corp	67,411
2,434		Reliance Steel & Aluminum Co	117,806
1,879	e*	Tech Data Corp	67,287
2,554		W.W. Grainger, Inc	197,271
1,694	e*	WESCO International, Inc	106,349
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,578,680

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
2,181		Airgas, Inc	91,929
500	*	Bare Escentuals, Inc	17,935
2,203	e	Brown-Forman Corp (Class B)	144,429
4,805	*	Dean Foods Co	224,585
4,650	*	Endo Pharmaceuticals Holdings, Inc	136,710
3,131	e*	Henry Schein, Inc	172,769
15,910		Safeway, Inc	582,942
1,357	e*	Tractor Supply Co	69,886
257	e	Valhi, Inc	3,392
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,444,576

		TOTAL COMMON STOCKS
		(Cost $121,656,789)	153,836,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 21.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.78%
$ 2,780,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	$2,778,865

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.71%
30,689,074		State Street Navigator Securities Lending Prime Portfolio	30,689,074

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $33,469,074)	33,467,939

		TOTAL PORTFOLIO - 120.29%
		(Cost $155,125,863)	187,304,715
		OTHER ASSETS & LIABILITIES, NET - (20.29)%	(31,595,056)

		NET ASSETS - 100.00%	$155,709,659

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,904,746.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.86%
AMUSEMENT AND RECREATION SERVICES - 1.08%
7,950	*	Bally Technologies, Inc	$187,461
5,520	e*	Bally Total Fitness Holding Corp	10,985
3,918	e*	Century Casinos, Inc	32,324
2,339		Dover Downs Gaming & Entertainment, Inc	30,126
724	*	Leapfrog Enterprises, Inc	7,747
5,299	e*	Life Time Fitness, Inc	272,422
2,988	*	Live Nation, Inc	65,915
6,492	e*	Marvel Entertainment, Inc	180,153
995	e*	MTR Gaming Group, Inc	13,015
6,327	*	Pinnacle Entertainment, Inc	183,926
410	*	Town Sports International Holdings, Inc	8,938
4,717	e*	WMS Industries, Inc	185,095
3,350		World Wrestling Entertainment, Inc	54,605
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,232,712

APPAREL AND ACCESSORY STORES - 2.72%
9,514	*	Aeropostale, Inc	382,748
4,146		Bebe Stores, Inc	72,057
1,355		Brown Shoe Co, Inc	56,910
2,209	e	Buckle, Inc	78,861
1,972	*	Cache, Inc	35,003
8,472	e*	Carter's, Inc	214,680
6,538	e*	Casual Male Retail Group, Inc	77,345
5,277		Cato Corp (Class A)	123,429
2,838	*	Charlotte Russe Holding, Inc	81,933
10,307	*	Charming Shoppes, Inc	133,476
3,940	*	Children's Place Retail Stores, Inc	219,694
6,381	e	Christopher & Banks Corp	124,238
1,179	*	Citi Trends, Inc	50,390
914		DEB Shops, Inc	24,751
8,164	*	Dress Barn, Inc	169,893
2,844	e*	DSW, Inc (Class A)	120,045
7,951	*	HOT Topic, Inc	88,256
1,730	*	J Crew Group, Inc	69,494
3,136	e*	JOS A Bank Clothiers, Inc	110,858
3,868	*	New York & Co, Inc	61,076
12,577	*	Pacific Sunwear Of California, Inc	261,979
1,543	*	Payless Shoesource, Inc	51,228
5,883	e*	Tween Brands, Inc	210,141
3,685	e*	Under Armour, Inc (Class A)	189,041
13,023	e*	Wet Seal, Inc (Class A)	85,301
		TOTAL APPAREL AND ACCESSORY STORES	3,092,827

APPAREL AND OTHER TEXTILE PRODUCTS - 0.92%
7,292	*	Guess ?, Inc	295,253
5,810	*	Gymboree Corp	232,807
2,273	*	Maidenform Brands, Inc	52,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,815		Phillips-Van Heusen Corp	$283,122
4,182	*	Quiksilver, Inc	48,511
2,062	*	True Religion Apparel, Inc	33,487
3,448	*	Warnaco Group, Inc	97,923
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,043,541

AUTO REPAIR, SERVICES AND PARKING - 0.40%
1,587	e*	Amerco, Inc	111,074
2,586	*	Midas, Inc	55,780
2,072		Monro Muffler, Inc	72,727
987	*	Standard Parking Corp	34,910
5,968	*	Wright Express Corp	181,009
		TOTAL AUTO REPAIR, SERVICES AND PARKING	455,500

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
990	*	America's Car-Mart, Inc	13,226
4,268	*	CSK Auto Corp	73,410
218	e*	MarineMax, Inc	5,053
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	91,689

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
2,357	e*	Builders FirstSource, Inc	37,877
768		Central Garden and Pet Co	11,290
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	49,167

BUSINESS SERVICES - 15.09%
8,037	e*	24/7 Real Media, Inc	64,537
2,605	e*	3D Systems Corp	57,076
7,641	e	Aaron Rents, Inc	202,028
4,639	*	Acacia Research (Acacia Technologies)	73,389
3,415	e*	Access Integrated Technologies, Inc (Class A)	18,543
8,715	*	Actuate Corp	45,492
3,986		Administaff, Inc	140,307
3,498	e*	Advent Software, Inc	121,975
1,450	e*	Agile Software Corp	10,078
321	*	Altiris, Inc	10,564
4,561	*	American Reprographics Co	140,433
5,311	e*	AMN Healthcare Services, Inc	120,135
2,860	e*	Ansoft Corp	90,490
5,343	e*	Ansys, Inc	271,264
13,292	e*	aQuantive, Inc	370,980
4,084		Arbitron, Inc	191,744
22,257	e*	Art Technology Group, Inc	51,636
2,448	*	Asset Acceptance Capital Corp	37,871
4,117	e*	Audible, Inc	42,776
930	*	Avocent Corp	25,082
1,896	e*	Bankrate, Inc	66,815
1,450		Barrett Business Services	33,423
2,504	*	BearingPoint, Inc	19,181
4,668	*	BISYS Group, Inc	53,495
6,056		Blackbaud, Inc	147,888
4,673	*	Blackboard, Inc	157,153
2,598	e*	Blue Coat Systems, Inc	95,425
314	*	Bottomline Technologies, Inc	3,423

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,084	e	Brady Corp (Class A)	$158,621
4,430	*	CACI International, Inc (Class A)	207,590
490	*	Capella Education Co	16,435
4,473		Catalina Marketing Corp	141,257
4,168	*	CBIZ, Inc	29,593
4,966		Chordiant Software Inc	51,398
705	*	Ciber, Inc	5,548
1,279	e*	Clayton Holdings, Inc	19,620
26,184	*	CNET Networks, Inc	228,063
7,691	e*	Cogent, Inc	103,444
7,302	e	Cognex Corp	158,234
1,290	*	Commvault Systems, Inc	20,898
1,466	e	Computer Programs & Systems, Inc	39,318
2,726	*	COMSYS IT Partners, Inc	54,247
5,690	*	Concur Technologies, Inc	99,347
6,467	e*	Convera Corp (Class A)	20,306
2,868	*	CoStar Group, Inc	128,142
3,652	*	CSG Systems International, Inc	91,373
5,399	e*	Cybersource Corp	67,541
1,959	*	DealerTrack Holdings, Inc	60,180
6,897	*	Digital River, Inc	381,059
920	*	DivX, Inc	18,437
850	*	Double-Take Software, Inc	11,484
2,380	*	DynCorp International, Inc (Class A)	35,914
7,711	*	Eclipsys Corp	148,591
3,310	*	eCollege.com, Inc	59,415
1,938	e*	eFunds Corp	51,667
3,277	e*	Emageon, Inc	36,047
10,264	e*	Epicor Software Corp	142,772
4,989	*	Equinix, Inc	427,208
12,223	e*	Evergreen Energy, Inc	80,305
630	e*	ExlService Holdings, Inc	12,997
6,573	*	FalconStor Software, Inc	68,491
1,125	e*	First Advantage Corp (Class A)	26,966
1,897	*	Forrester Research, Inc	53,799
8,945	*	Gartner, Inc	214,233
617	*	Gerber Scientific, Inc	6,546
4,268	e	Gevity HR, Inc	84,250
4,712	*	Global Cash Access, Inc	78,643
1,795	e*	H&E Equipment Services, Inc	38,593
4,923	e	Healthcare Services Group	141,044
2,488	e	Heartland Payment Systems, Inc	58,816
2,582	*	Heidrick & Struggles International, Inc	125,098
3,702	*	Hudson Highland Group, Inc	57,714
8,847	*	Hypercom Corp	52,728
5,030	*	Hyperion Solutions Corp	260,705
1,805	*	i2 Technologies, Inc	43,320
1,062	e*	ICT Group, Inc	18,585
3,133	e*	iGate Corp	25,816
3,613	*	IHS, Inc (Class A)	148,530
2,241	e*	Infocrossing, Inc	33,324
15,049	*	Informatica Corp	202,108
2,688	*	Infospace, Inc	69,001
5,490		infoUSA, Inc	52,814

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,140	e*	Innerworkings, Inc	$13,452
1,009	e*	Innovative Solutions & Support, Inc	25,548
1,622	e	Integral Systems, Inc	39,204
7,293	e*	Internap Network Services Corp	114,865
3,735	*	Interwoven, Inc	63,122
5,163	*	inVentiv Health, Inc	197,691
7,284	e*	Ipass, Inc	36,639
13,883		Jack Henry & Associates, Inc	333,886
803	e*	JDA Software Group, Inc	12,069
3,515	e*	Jupitermedia Corp	23,269
4,293	e*	Keane, Inc	58,299
1,378		Kelly Services, Inc (Class A)	44,372
3,455	e*	Kenexa Corp	107,554
5,124	*	Kforce, Inc	70,557
3,329	e*	Knot, Inc	71,673
5,805	e*	Korn/Ferry International	133,167
5,594	e*	Kronos, Inc	299,279
8,939	*	Labor Ready, Inc	169,752
10,598	e*	Lionbridge Technologies	53,944
1,215	e*	Liquidity Services, Inc	20,582
3,452	*	LoJack Corp	65,519
560	e*	Magma Design Automation, Inc	6,698
495	*	Manhattan Associates, Inc	13,578
2,458	*	Mantech International Corp (Class A)	82,122
2,550	e*	Mapinfo Corp	51,332
3,709	e	Marchex, Inc (Class B)	56,822
627	*	Marlin Business Services, Inc	13,719
1,659	e*	MicroStrategy, Inc (Class A)	209,681
6,648	e*	Midway Games, Inc	41,550
17,700	e*	Move, Inc	98,058
6,723	*	MPS Group, Inc	95,130
2,878	e*	Neoware, Inc	28,981
1,596	*	Ness Technologies, Inc	20,397
7,903	e*	NetFlix, Inc	183,271
3,304	*	Netscout Systems, Inc	29,901
6,330	*	NIC, Inc	33,929
21,926	*	Nuance Communications, Inc	335,687
1,790	e*	Omniture, Inc	32,632
5,953	*	On Assignment, Inc	73,877
4,195	*	Online Resources Corp	48,117
1,827	*	Opnet Technologies, Inc	24,683
14,485	e*	Opsware, Inc	105,016
6,252	e*	Packeteer, Inc	77,650
9,725	e*	Parametric Technology Corp	185,650
3,297	e*	PDF Solutions, Inc	37,223
4,067	e*	PeopleSupport, Inc	46,567
3,142	e*	Perficient, Inc	62,149
5,917	*	Phase Forward, Inc	77,690
2,774	e*	Portfolio Recovery Associates, Inc	123,859
2,625	*	PRA International	56,595
1,713		QAD, Inc	15,588
2,970	e	Quality Systems, Inc	118,800
7,951	*	Quest Software, Inc	129,363
4,230	*	Radiant Systems, Inc	55,117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,083	*	Radisys Corp	$17,696
3,280	e*	Raser Technologies, Inc	17,056
14,491	e*	RealNetworks, Inc	113,754
1,390	e	Renaissance Learning, Inc	18,306
4,614	*	Rewards Network, Inc	24,454
2,351	e*	RightNow Technologies, Inc	38,509
5,168		Rollins, Inc	118,916
14,388	*	Sapient Corp	98,702
483	*	Secure Computing Corp	3,719
942	e*	SI International, Inc	27,045
4,329	e*	Smith Micro Software, Inc	80,649
4,575	*	Sohu.com, Inc	98,042
44,093	e*	Sonus Networks, Inc	355,831
10,966		Sotheby's	487,768
4,928	*	Spherion Corp	43,465
3,248	*	SPSS, Inc	117,253
6,755	*	SRA International, Inc (Class A)	164,552
790		Startek, Inc	7,734
1,850	e*	Stratasys, Inc	79,032
1,074	*	Sybase, Inc	27,151
5,239	*	SYKES Enterprises, Inc	95,559
1,230	*	Synchronoss Technologies, Inc	21,402
1,460	e	Syntel, Inc	50,589
590	e*	Take-Two Interactive Software, Inc	11,883
245	e	TAL International Group, Inc	5,880
2,638	*	Taleo Corp (Class A)	43,738
5,603	e	Talx Corp	185,627
5,698	e*	TeleTech Holdings, Inc	209,060
2,878		TheStreet.com, Inc	35,256
9,005	e*	THQ, Inc	307,881
4,426	*	TIBCO Software, Inc	37,710
920	e*	Tiens Biotech Group USA, Inc	4,158
975	*	TNS, Inc	15,688
4,663	e*	TradeStation Group, Inc	58,707
6,526	*	Transaction Systems Architects, Inc	211,377
486	e*	Travelzoo, Inc	17,870
7,500	*	Trizetto Group, Inc	150,075
4,211	e*	Ultimate Software Group, Inc	110,286
16,511	e*	Valueclick, Inc	431,432
4,492	e*	Vasco Data Security International	80,272
1,610	*	Vignette Corp	29,898
7,582	e*	WebEx Communications, Inc	431,113
2,368	*	webMethods, Inc	17,026
7,808	*	Websense, Inc	179,506
2,737	e*	WebSideStory, Inc	35,444
13,426	*	Wind River Systems, Inc	133,454
5,847	*	Witness Systems, Inc	157,577
		TOTAL BUSINESS SERVICES	17,165,355

CHEMICALS AND ALLIED PRODUCTS - 8.75%
4,380	e*	Acadia Pharmaceuticals, Inc	65,788
5,330	e*	Adams Respiratory Therapeutics, Inc	179,248
2,540	*	Adeza Biomedical Corp	60,655
8,325	e*	Adolor Corp	72,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,640	*	Advanced Magnetics, Inc	$98,843
10,388	e*	ADVENTRX Pharmaceuticals, Inc	25,970
1,470	*	Albany Molecular Research, Inc	14,480
6,161	e*	Alexion Pharmaceuticals, Inc	266,402
16,882	e*	Alkermes, Inc	260,658
6,698	*	Alnylam Pharmaceuticals, Inc	120,564
1,407	e*	Alpharma, Inc (Class A)	33,881
7,622	*	American Oriental Bioengineering, Inc	71,571
2,773	e	American Vanguard Corp	47,391
3,402	e*	Anadys Pharmaceuticals, Inc	13,506
1,540		Animal Health International Inc	18,619
284		Arch Chemicals, Inc	8,866
7,240	e*	Arena Pharmaceuticals, Inc	78,626
6,721	e*	Array Biopharma, Inc	85,357
5,920	e*	Atherogenics, Inc	16,635
4,717	*	Auxilium Pharmaceuticals, Inc	69,246
5,341	e*	AVANIR Pharmaceuticals (Class A)	6,516
4,360	e*	Aventine Renewable Energy Holdings, Inc	79,439
11,199	e*	AVI BioPharma, Inc	30,013
2,824		Balchem Corp	49,928
633	*	Bentley Pharmaceuticals, Inc	5,184
3,596	e*	BioCryst Pharmaceuticals, Inc	30,099
5,616	e*	Bioenvision, Inc	22,969
15,947	e*	BioMarin Pharmaceuticals, Inc	275,245
850	*	Cadence Pharmaceuticals, Inc	12,580
1,519	e*	Caraco Pharmaceutical Laboratories Ltd	18,501
9,589	e*	Cell Genesys, Inc	40,274
2,031	e*	Chattem, Inc	119,707
3,705	e*	Coley Pharmaceutical Group, Inc	35,494
5,002	*	Combinatorx, Inc	34,964
9,583	e*	Cubist Pharmaceuticals, Inc	211,497
3,368	*	Cypress Bioscience, Inc	25,597
5,507	*	Cytokinetics, Inc	38,329
850	e*	Dendreon Corp	10,991
3,137	*	Digene Corp	133,040
10,440	*	Durect Corp	43,430
710	*	Emergent Biosolutions, Inc	9,528
3,173	e*	Emisphere Technologies, Inc	10,154
9,660	*	Encysive Pharmaceuticals, Inc	26,179
7,843	e*	Enzon Pharmaceuticals, Inc	63,920
3,363	e*	Genitope Corp	13,956
20,917	*	Genta, Inc	6,484
619		Georgia Gulf Corp	10,034
5,298	*	Geron Corp	37,086
2,682	e*	GTx, Inc	54,713
4,945	e*	Hana Biosciences, Inc	9,445
10,751	*	Hercules, Inc	210,075
1,575	e*	Hi-Tech Pharmacal Co, Inc	17,561
22,956	e*	Human Genome Sciences, Inc	243,793
3,868	e*	Idenix Pharmaceuticals, Inc	28,236
11,837	*	Immucor, Inc	348,363
7,768	e*	Indevus Pharmaceuticals, Inc	54,920
530		Innophos Holdings, Inc	9,164
684	e	Inter Parfums, Inc	14,364

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,436	e*	InterMune, Inc	$109,392
396	*	Inverness Medical Innovations, Inc	17,337
7,723	*	Keryx Biopharmaceuticals, Inc	81,246
517		Kronos Worldwide, Inc	16,756
6,752	*	KV Pharmaceutical Co (Class A)	166,977
4,862		MacDermid, Inc	169,538
3,025	e	Mannatech, Inc	48,582
5,423	*	MannKind Corp	77,549
3,728	*	Martek Biosciences Corp	76,871
21,340	e*	Medarex, Inc	276,140
8,750	*	Medicines Co	219,450
9,499	e	Medicis Pharmaceutical Corp (Class A)	292,759
1,820	e*	Medifast, Inc	13,031
3,740		Meridian Bioscience, Inc	103,822
3,214	e*	Metabasis Therapeutics, Inc	23,623
13,633	*	MGI Pharma, Inc	306,334
4,385	e*	Momenta Pharmaceuticals, Inc	56,830
4,240	*	Nastech Pharmaceutical Co, Inc	45,750
1,035	*	NBTY, Inc	54,896
5,512	e*	Neurocrine Biosciences, Inc	68,900
2,395	e*	New River Pharmaceuticals, Inc	152,394
2,927		NewMarket Corp	119,041
700	e	NL Industries, Inc	7,630
1,544	e*	Northfield Laboratories, Inc	5,574
9,623	*	Novavax, Inc	24,924
3,990	*	Noven Pharmaceuticals, Inc	92,568
6,107	*	NPS Pharmaceuticals, Inc	20,703
6,057	e*	Nuvelo, Inc	22,290
730		Obagi Medical Products Inc	10,753
1,165		Olin Corp	19,735
4,432	*	Omnova Solutions, Inc	24,199
7,673	e*	Onyx Pharmaceuticals, Inc	190,597
7,510	e*	OraSure Technologies, Inc	55,199
9,933	e*	OSI Pharmaceuticals, Inc	327,789
450	*	Osiris Therapeutics, Inc	8,420
4,861	e*	Pacific Ethanol, Inc	82,783
5,565	*	Pain Therapeutics, Inc	43,630
9,733	e*	Panacos Pharmaceuticals, Inc	45,064
3,950	*	Par Pharmaceutical Cos, Inc	99,224
4,743	*	Parexel International Corp	170,606
2,094	e*	Parlux Fragrances, Inc	11,685
3,768	e*	Penwest Pharmaceuticals Co	37,981
34,303	e*	Peregrine Pharmaceuticals, Inc	33,617
856	e	Perrigo Co	15,117
3,588	e*	PetMed Express, Inc	42,518
3,085	e*	Pharmion Corp	81,105
570	*	Physicians Formula Holdings, Inc	10,762
1,942	e*	Pioneer Cos, Inc	53,677
4,320	e*	Pozen, Inc	63,720
4,009	*	Progenics Pharmaceuticals, Inc	94,933
5,318	*	Quidel Corp	63,816
2,934	e*	Renovis, Inc	10,269
8,131	e*	Salix Pharmaceuticals Ltd	102,451
8,452	*	Santarus, Inc	59,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,405	e*	Sciele Pharma, Inc	$104,310
930	e*	Somaxon Pharmaceuticals, Inc	11,346
8,080	e*	SuperGen, Inc	47,672
2,810	e*	SurModics, Inc	101,160
4,233	e*	Tanox, Inc	79,411
570	*	Trubion Pharmaceuticals, Inc	11,223
5,122	e	UAP Holding Corp	132,404
3,751	*	United Therapeutics Corp	201,729
1,220		US BioEnergy Corp	13,993
1,638	*	USANA Health Sciences, Inc	76,773
16,205	e*	Valeant Pharmaceuticals International	280,184
1,670	e*	Verasun Energy Corp	33,183
4,957	*	Viropharma, Inc	71,133
900	*	Visicu, Inc	7,020
5,798	e*	WR Grace & Co	153,183
3,522	*	Xenoport, Inc	98,123
6,617	e*	Zymogenetics, Inc	102,961
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,956,789

COAL MINING - 0.34%
8,908	e*	Alpha Natural Resources, Inc	139,232
17,032	e*	International Coal Group, Inc	89,418
3,018	*	James River Coal Co	22,544
1,410		Penn Virginia Corp	103,494
1,433	e*	Westmoreland Coal Co	28,875
		TOTAL COAL MINING	383,563

COMMUNICATIONS - 2.33%
2,604	*	Anixter International, Inc	171,708
1,034		Atlantic Tele-Network, Inc	27,018
8,615	e*	Brightpoint, Inc	98,556
2,837	e*	Cbeyond Communications, Inc	83,209
4,511	e	Centennial Communications Corp	37,126
2,165	e*	Crown Media Holdings, Inc (Class A)	11,539
1,310	e*	Cumulus Media, Inc (Class A)	12,288
25,936	e*	Dobson Communications Corp (Class A)	222,790
2,646	e	Emmis Communications Corp (Class A)	22,332
5,781	*	Entravision Communications Corp (Class A)	53,995
1,125	*	Eschelon Telecom, Inc	32,513
20,234	e*	FiberTower Corp	105,014
13,971	*	Foundry Networks, Inc	189,586
5,410	*	General Communication, Inc (Class A)	75,740
1,060	*	Globalstar, Inc	11,236
4,192	e	HARRIS STRATEX NETWORKS INC	80,444
4,441	e*	InPhonic, Inc	48,407
2,957	*	iPCS, Inc	144,863
8,672	e*	j2 Global Communications, Inc	240,388
3,485	e*	Lightbridge, Inc	61,231
2,884	*	Lodgenet Entertainment Corp	88,596
4,883	*	Mediacom Communications Corp (Class A)	39,748
2,784		North Pittsburgh Systems, Inc	60,608
5,390	*	Novatel Wireless, Inc	86,456
1,979	*	NTELOS Holdings Corp	38,036
650	e*	Orbcomm, Inc	8,288

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,570	e	PAETEC Holding Corp	$47,894
138		Salem Communications Corp (Class A)	1,725
3,807	*	SAVVIS, Inc	182,279
200		Shenandoah Telecom Co	9,418
7,690		Sinclair Broadcast Group, Inc (Class A)	118,811
5,000	e*	Spanish Broadcasting System, Inc (Class A)	20,000
1,180		Switch & Data Facilities Co Inc	21,382
3,191	e*	Syniverse Holdings, Inc	33,633
7,209	e*	Terremark Worldwide, Inc	58,105
14,992	e*	TiVo, Inc	95,199
2,812	e*	Vonage Holdings Corp	9,701
3,712	*	Wireless Facilities, Inc	4,826
		TOTAL COMMUNICATIONS	2,654,688

DEPOSITORY INSTITUTIONS - 3.32%
203	e	Arrow Financial Corp	4,547
241	*	Bancorp, Inc	6,266
2,080	e	Bank of the Ozarks, Inc	59,738
156		Camden National Corp	6,770
856		Capital Corp of the West	22,727
85		Capitol Bancorp Ltd	3,132
3,585		Cardinal Financial Corp	35,778
4,660	e	Cascade Bancorp	120,880
910	e	Cass Information Systems, Inc	30,722
651	e	Cathay General Bancorp	22,121
1,331		Center Financial Corp	26,314
831	e	City Bank	26,683
1,832		Coastal Financial Corp	28,634
2,810	e	CoBiz, Inc	55,947
464	e	Columbia Bancorp	11,141
677	*	Community Bancorp	20,818
7,431	e	CVB Financial Corp	88,429
2,328	e*	Dollar Financial Corp	58,898
1,575		Enterprise Financial Services Corp	44,100
6,253	e*	Euronet Worldwide, Inc	167,956
1,804	e	First Busey Corp	38,660
637		First Community Bancorp, Inc	36,016
170		First Indiana Corp	3,715
1,047	*	First Regional Bancorp	31,096
967		First Republic Bank	51,928
1,256	e	First South Bancorp, Inc	38,547
259		First State Bancorporation	5,840
6,506	e	Fremont General Corp	45,087
1,862	e	Frontier Financial Corp	46,457
1,095	e	Glacier Bancorp, Inc	26,324
2,129	e	Hancock Holding Co	93,633
1,106		Heritage Commerce Corp	28,192
610		Home Bancshares, Inc	13,451
856		International Bancshares Corp	25,398
186	*	Intervest Bancshares Corp	5,338
616	*	Investors Bancorp, Inc	8,895
691		Lakeland Financial Corp	15,686
314		Macatawa Bank Corp	5,778
388		MB Financial, Inc	13,972

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
336		Mercantile Bank Corp	$10,913
453	e	Midwest Banc Holdings, Inc	8,023
2,017	e	Nara Bancorp, Inc	35,318
8,800	e*	Net 1 UEPS Technologies, Inc	218,944
8,989	e	NewAlliance Bancshares, Inc	145,712
269		Old Second Bancorp, Inc	7,371
1,070		Oritani Financial Corp	16,050
704	e	Pacific Capital Bancorp	22,612
1,049		PFF Bancorp, Inc	31,816
1,694	e*	Pinnacle Financial Partners, Inc	51,684
1,079		Placer Sierra Bancshares	29,198
957		Preferred Bank	37,524
264	e	Premierwest Bancorp	3,567
3,105		PrivateBancorp, Inc	113,519
333	e	QC Holdings, Inc	4,426
503	e	S.Y. Bancorp, Inc	12,505
1,720	e	Seacoast Banking Corp of Florida	38,992
858	e	Sierra Bancorp	24,075
4,968	*	Signature Bank	161,659
1,331	e	Smithtown Bancorp, Inc	34,606
266		Southside Bancshares, Inc	6,094
1,938		Suffolk Bancorp	62,559
4,327	e*	Superior Bancorp	46,732
6,205	*	SVB Financial Group	301,501
3,751	e*	Texas Capital Bancshares, Inc	76,896
501		Trico Bancshares	11,859
12,544	e	Trustco Bank Corp NY	120,172
13,052	e	UCBH Holdings, Inc	243,028
660	e	United Community Banks, Inc	21,641
1,563		United Security Bancshares	29,806
863		USB Holding Co, Inc	19,581
1,848		Vineyard National Bancorp	42,578
2,515	*	Virginia Commerce Bancorp	54,450
252	e*	Wauwatosa Holdings, Inc	4,405
2,467	e	West Bancorporation, Inc	37,227
2,265		Westamerica Bancorporation	109,105
2,136	e*	Western Alliance Bancorp	66,301
1,178		Westfield Financial Inc	12,628
2,458	e	Wilshire Bancorp, Inc	40,311
1,731	e	Wintrust Financial Corp	77,220
237		Yardville National Bancorp	8,605
		TOTAL DEPOSITORY INSTITUTIONS	3,776,827

EATING AND DRINKING PLACES - 2.50%
10,839		Applebees International, Inc	268,590
2,628	e*	BJ's Restaurants, Inc	55,530
1,320	e*	Buffalo Wild Wings, Inc	84,084
3,489	*	California Pizza Kitchen, Inc	114,753
900		Carrols Restaurant Group Inc	13,059
3,375	*	CEC Entertainment, Inc	140,198
4,263	*	Chipotle Mexican Grill, Inc (Class B)	244,696
11,920	e	CKE Restaurants, Inc	224,811
5,381	e*	Cosi, Inc	30,026
15,926	*	Denny's Corp	78,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
750	e	IHOP Corp	$43,988
4,262	*	Krispy Kreme Doughnuts, Inc	43,430
1,960	e*	McCormick & Schmick's Seafood Restaurants, Inc	52,548
643	*	Morton's Restaurant Group, Inc	11,439
2,471	e*	Papa John's International, Inc	72,647
4,680	e*	PF Chang's China Bistro, Inc	195,998
4,492	*	Rare Hospitality International, Inc	135,164
2,897	e*	Red Robin Gourmet Burgers, Inc	112,462
9,453	e	Ruby Tuesday, Inc	270,356
3,111	e*	Ruth's Chris Steak House, Inc	63,340
12,136	e*	Sonic Corp	270,390
9,110	*	Texas Roadhouse, Inc (Class A)	129,818
10,786		Triarc Cos (Class B)	185,411
		TOTAL EATING AND DRINKING PLACES	2,840,775

EDUCATIONAL SERVICES - 0.82%
15,071	e*	Corinthian Colleges, Inc	207,226
10,645		DeVry, Inc	312,431
1,220	*	Lincoln Educational Services Corp	17,336
2,504		Strayer Education, Inc	313,000
3,755	*	Universal Technical Institute, Inc	86,665
		TOTAL EDUCATIONAL SERVICES	936,658

ELECTRIC, GAS, AND SANITARY SERVICES - 0.70%
2,600	e	American Ecology Corp	49,946
3,853	e*	Casella Waste Systems, Inc (Class A)	37,605
2,841	e*	Clean Harbors, Inc	128,470
5,580	e	Crosstex Energy, Inc	160,425
2,672		ITC Holdings Corp	115,671
1,145		Markwest Hydrocarbon, Inc	70,990
1,211	e	Ormat Technologies, Inc	50,814
2,925	e*	Pike Electric Corp	52,884
11,325	*	Plug Power, Inc	35,787
3,024	*	Waste Connections, Inc	90,539
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	793,131

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.73%
1,150	*	Acme Packet, Inc	16,997
7,832		Acuity Brands, Inc	426,374
7,205		Adtran, Inc	175,442
6,932	e*	Advanced Analogic Technologies, Inc	45,613
5,090	*	Advanced Energy Industries, Inc	107,094
1,770	e*	Aeroflex, Inc	23,276
6,070	e*	American Superconductor Corp	81,763
4,462	*	AMIS Holdings, Inc	48,859
17,919	e*	Amkor Technology, Inc	223,629
8,284	e*	Anadigics, Inc	97,917
10,258	*	Arris Group, Inc	144,433
9,012	e*	Atheros Communications, Inc	215,657
4,394	*	ATMI, Inc	134,325
29,297	e*	Avanex Corp	52,442
3,871		Baldor Electric Co	146,092
2,202	*	Benchmark Electronics, Inc	45,493
31,297	*	Brocade Communications Systems, Inc	297,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,092	e*	Capstone Turbine Corp	$17,058
783	e*	Carrier Access Corp	4,001
6,002	e*	C-COR, Inc	83,188
4,672	*	Ceradyne, Inc	255,745
4,745	e*	China BAK Battery, Inc	15,421
2,583	e*	Color Kinetics, Inc	50,188
4,058	e*	Comtech Telecommunications Corp	157,166
72,439	e*	Conexant Systems, Inc	119,524
1,105	*	CPI International, Inc	21,238
3,185		CTS Corp	44,017
3,415	e*	Diodes, Inc	119,013
1,740	e*	Directed Electronics, Inc	15,590
626	*	DSP Group, Inc	11,894
2,194	e*	DTS, Inc	53,161
6,535	e*	Emcore Corp	32,675
1,612	*	EMS Technologies, Inc	31,063
6,784	e*	Energy Conversion Devices, Inc	237,033
11,737	e*	Evergreen Solar, Inc	114,436
2,395	*	Exar Corp	31,710
39,285	e*	Finisar Corp	137,498
2,710	*	First Solar, Inc	140,947
3,973	e	Franklin Electric Co, Inc	184,745
836	*	FuelCell Energy, Inc	6,571
43,856	*	Gemstar-TV Guide International, Inc	183,757
4,325	*	Genlyte Group, Inc	305,129
7,986	*	GrafTech International Ltd	72,513
866	e*	Greatbatch, Inc	22,083
11,755	e*	Harmonic, Inc	115,434
16,298	e*	Hexcel Corp	323,515
2,336	*	Hittite Microwave Corp	93,837
2,403	e*	ID Systems, Inc	28,908
3,217	e*	Ikanos Communications, Inc	24,996
9,030	*	Interdigital Communications Corp	285,980
601		Inter-Tel, Inc	14,208
6,350	*	InterVoice, Inc	42,164
1,220		IPG Photonics Corp	23,424
1,787	e*	iRobot Corp	23,356
3,939	e*	IXYS Corp	40,296
2,483	e*	Lamson & Sessions Co	69,003
1,942	*	Littelfuse, Inc	78,845
8,907	*	Mattson Technology, Inc	81,054
2,248	e*	Maxwell Technologies, Inc	28,145
3,859	e*	Medis Technologies Ltd	65,256
930	*	Mercury Computer Systems, Inc	12,899
12,087	*	Micrel, Inc	133,199
13,036	e*	Microsemi Corp	271,279
10,160	*	Microtune, Inc	41,859
21,041	e*	Mindspeed Technologies, Inc	45,659
3,965	*	MIPS Technologies, Inc	35,407
6,638	e*	Mobility Electronics, Inc	20,644
3,518	e*	Monolithic Power Systems, Inc	45,382
3,533	*	MoSys, Inc	29,677
1,305	*	Multi-Fineline Electronix, Inc	20,032
2,944	e*	Netlogic Microsystems, Inc	78,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,267	e*	Omnivision Technologies, Inc	$120,100
22,154	*	ON Semiconductor Corp	197,614
16,104	e*	Openwave Systems, Inc	131,248
220	*	Oplink Communications, Inc	3,953
1,060		OpNext Inc	15,677
490	e*	Optium Corp	9,511
917	e*	OSI Systems, Inc	24,245
295		Park Electrochemical Corp	8,000
3,702	e*	Parkervision, Inc	48,903
2,332	e*	Pericom Semiconductor Corp	22,807
4,490	e	Plantronics, Inc	106,054
7,843	*	Plexus Corp	134,507
4,729	*	PLX Technology, Inc	46,060
7,112	e*	Polycom, Inc	237,043
2,623	e*	Power-One, Inc	15,004
2,818	*	Radyne Corp	25,700
2,890	e	Raven Industries, Inc	81,065
2,885		Regal-Beloit Corp	133,806
27,873	e*	RF Micro Devices, Inc	173,649
2,960	*	Rogers Corp	131,276
12,712	*	Semtech Corp	171,358
14,814	*	Silicon Image, Inc	120,882
5,234	*	Silicon Storage Technology, Inc	25,804
5,029	*	Sirenza Microdevices, Inc	43,350
5,793	e*	Skyworks Solutions, Inc	33,310
760	e*	Staktek Holdings, Inc	2,470
837	e*	Standard Microsystems Corp	25,562
1,995	e*	Sunpower Corp (Class A)	90,773
2,088	*	Supertex, Inc	69,342
1,352	e*	Symmetricom, Inc	11,222
4,455	e*	Synaptics, Inc	113,959
580	*	Techwell, Inc	7,233
8,298	*	Tekelec	123,723
8,058	*	Tessera Technologies, Inc	320,225
30,643	*	Transmeta Corp	17,467
24,532	e*	Transwitch Corp	39,006
9,971	*	Trident Microsystems, Inc	200,018
6,381	*	TTM Technologies, Inc	60,875
2,581	e*	Universal Display Corp	38,947
1,949	*	Universal Electronics, Inc	54,299
9,275	e*	Utstarcom, Inc	76,890
8,572	*	Varian Semiconductor Equipment Associates, Inc	457,573
4,080	e*	Viasat, Inc	134,518
3,290		Vicor Corp	32,966
2,185	e*	Virage Logic Corp	15,885
3,543	e*	Volterra Semiconductor Corp	46,272
10,106	e*	Zhone Technologies, Inc	12,531
3,135	e*	Zoltek Cos, Inc	109,506
7,526	e*	Zoran Corp	128,093
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,073,825

ENGINEERING AND MANAGEMENT SERVICES - 3.02%
3,315	e*	Advisory Board Co	167,805
580	*	Affymax, Inc	18,676

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,188	e*	Ariad Pharmaceuticals, Inc	$27,784
449		CDI Corp	12,985
1,821	*	CRA International, Inc	95,020
9,884	e*	CV Therapeutics, Inc	77,787
9,768	*	deCODE genetics, Inc	35,653
5,430		Diamond Management & Technology Consultants, Inc	63,477
4,767	e*	Diversa Corp	37,230
8,080	e*	eResearch Technology, Inc	63,509
16,561	e*	Exelixis, Inc	164,616
3,830	*	First Consulting Group, Inc	34,853
2,760	*	Harris Interactive, Inc	16,643
3,195	*	Huron Consulting Group, Inc	194,384
7,451	*	Incyte Corp	49,102
14,081	*	Isis Pharmaceuticals, Inc	130,531
2,040	*	Kendle International, Inc	72,461
810	e*	Landauer, Inc	40,889
3,561	*	LECG Corp	51,563
12,756	*	Lexicon Genetics, Inc	46,304
5,727	e*	Lifecell Corp	143,003
5,825	e*	Luminex Corp	79,919
22,710	*	Monogram Biosciences, Inc	44,057
1,158	*	MTC Technologies, Inc	24,353
7,498	e*	Myriad Genetics, Inc	258,381
7,063	*	Navigant Consulting, Inc	139,565
4,682	*	Omnicell, Inc	97,947
9,112	*	Regeneron Pharmaceuticals, Inc	197,001
25,620	e*	Rentech, Inc	80,447
8,407	*	Resources Connection, Inc	268,940
1,174	e*	Rigel Pharmaceuticals, Inc	12,750
7,190	*	SAIC, Inc	124,531
4,753	e*	Sangamo Biosciences, Inc	32,320
4,937	e*	Senomyx, Inc	61,120
590	*	Stanley, Inc	9,204
5,932	e*	Symyx Technologies, Inc	105,115
1,852	e*	Tejon Ranch Co	87,600
8,415	e*	Telik, Inc	45,693
6,024	*	Tetra Tech, Inc	114,817
2,840	e*	Trimeris, Inc	19,539
1,737	e	Watson Wyatt & Co Holdings (Class A)	84,505
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,432,079

ENVIRONMENTAL QUALITY AND HOUSING - 0.03%
7,485	e*	Home Solutions of America, Inc	35,554
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	35,554

FABRICATED METAL PRODUCTS - 1.36%
920	*	Chart Industries, Inc	16,707
2,125		Dynamic Materials Corp	69,530
1,580	e	Gulf Island Fabrication, Inc	42,249
2,631		Insteel Industries, Inc	44,174
2,392	e*	Ladish Co, Inc	90,035
1,872		Lifetime Brands, Inc	39,106
5,832	e*	Mobile Mini, Inc	156,181
17,245	e	Mueller Water Products, Inc (Class A)	238,153

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,624	*	NCI Building Systems, Inc	$173,010
700	e*	PGT, Inc	8,400
2,398		Silgan Holdings, Inc	122,562
5,914	e	Simpson Manufacturing Co, Inc	182,388
5,301	e*	Smith & Wesson Holding Corp	69,390
11,018	e*	Taser International, Inc	88,475
2,922		Valmont Industries, Inc	168,979
1,139		Watts Water Technologies, Inc (Class A)	43,316
		TOTAL FABRICATED METAL PRODUCTS	1,552,655

FOOD AND KINDRED PRODUCTS - 0.95%
1,080	*	Altus Pharmaceuticals, Inc	16,438
1,110	e*	Boston Beer Co, Inc (Class A)	37,019
881		Coca-Cola Bottling Co Consolidated	49,891
13,510	e*	Darling International, Inc	87,815
2,255		Diamond Foods, Inc	37,546
4,974	e	Flowers Foods, Inc	150,066
1,254		J&J Snack Foods Corp	49,520
4,625	e*	Jones Soda Co	93,518
3,096		Lancaster Colony Corp	136,812
1,871	e	Lance, Inc	37,869
1,494		MGP Ingredients, Inc	30,433
1,281		National Beverage Corp	22,469
2,480	e*	Peet's Coffee & Tea, Inc	68,498
328	e*	Ralcorp Holdings, Inc	21,090
2,439	e	Reddy Ice Holdings, Inc	73,609
5,799		Tootsie Roll Industries, Inc	173,796
		TOTAL FOOD AND KINDRED PRODUCTS	1,086,389

FOOD STORES - 0.27%
198	e	Arden Group, Inc (Class A)	26,433
3,674	*	Pantry, Inc	166,138
809	e*	Pathmark Stores, Inc	10,355
440	*	Susser Holdings Corp	7,634
5,099	*	Wild Oats Markets, Inc	92,802
		TOTAL FOOD STORES	303,362

FURNITURE AND FIXTURES - 0.96%
1,017		Ethan Allen Interiors, Inc	35,941
11,584		Herman Miller, Inc	387,948
9,114	*	Interface, Inc (Class A)	145,733
1,456	e	Kimball International, Inc (Class B)	28,072
1,236		Sealy Corp	21,605
8,669	e*	Select Comfort Corp	154,308
8,739	e*	Tempur-Pedic International, Inc	227,127
4,965	e*	Williams Scotsman International, Inc	97,612
		TOTAL FURNITURE AND FIXTURES	1,098,346

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
5,111	e*	Guitar Center, Inc	230,608
5,288		Knoll, Inc	126,013
4,770	*	Restoration Hardware, Inc	31,291
4,115	e	Tuesday Morning Corp	61,067
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	448,979

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.37%
213		Amrep Corp	$16,454
765	e	Brookfield Homes Corp	24,557
613	*	Cavco Industries, Inc	21,424
2,397	e*	Hovnanian Enterprises, Inc (Class A)	60,309
195	e	M/I Homes, Inc	5,177
3,694		McGrath RentCorp	116,989
560	*	Palm Harbor Homes, Inc	8,030
3,475	*	Perini Corp	128,089
994	e*	Team, Inc	37,921
		TOTAL GENERAL BUILDING CONTRACTORS	418,950

GENERAL MERCHANDISE STORES - 0.14%
319	*	Cabela's, Inc	7,914
642		Casey's General Stores, Inc	16,056
1,015	e*	Conn's, Inc	25,121
3,575	e*	Retail Ventures, Inc	75,254
2,579		Stein Mart, Inc	42,089
		TOTAL GENERAL MERCHANDISE STORES	166,434

HEALTH SERVICES - 2.36%
1,369	e*	Alliance Imaging, Inc	11,951
4,601	e*	Amedisys, Inc	149,210
3,262	*	Amsurg Corp	79,886
676	*	Apria Healthcare Group, Inc	21,801
1,711	e*	Bio-Reference Labs, Inc	43,459
549	e*	Corvel Corp	16,607
775	*	Cross Country Healthcare, Inc	14,128
360	*	eHealth, Inc	8,478
692	e*	Emeritus Corp	23,355
5,274	e*	Enzo Biochem, Inc	79,532
5,726	*	Five Star Quality Care, Inc	58,863
2,402	*	Genomic Health, Inc	41,651
2,319	*	Gentiva Health Services, Inc	46,774
6,025	*	Healthways, Inc	281,669
5,287	e*	Hythiam, Inc	35,952
3,555		LCA-Vision, Inc	146,430
2,028	e*	LHC Group, Inc	65,768
940	*	Magellan Health Services, Inc	39,480
3,427	*	Matria Healthcare, Inc	90,336
700	*	Medcath Corp	19,110
927		National Healthcare Corp	47,258
15,744	e*	Nektar Therapeutics	205,617
1,030	e*	Nighthawk Radiology Holdings, Inc	18,736
4,817	*	Odyssey HealthCare, Inc	63,247
409	e	Option Care, Inc	5,440
9,239	*	Psychiatric Solutions, Inc	372,424
2,194	e*	Radiation Therapy Services, Inc	67,224
4,378	e*	Stereotaxis, Inc	52,098
5,695	*	Sun Healthcare Group, Inc	70,333
5,879	e*	Sunrise Senior Living, Inc	232,338
1,495	*	Symbion, Inc	29,317
7,755	*	United Surgical Partners International, Inc	238,932

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
848	*	VistaCare, Inc (Class A)	$7,378
		TOTAL HEALTH SERVICES	2,684,782

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
1,680	e	Granite Construction, Inc	92,837
3,838	*	Matrix Service Co	77,643
1,192	e*	Sterling Construction Co, Inc	22,720
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	193,200

HOLDING AND OTHER INVESTMENT OFFICES - 3.04%
5,606		Acadia Realty Trust	146,148
347	e*	Alexander's, Inc	142,860
920		Alexandria Real Estate Equities, Inc	92,340
1,137	e	Cherokee, Inc	48,959
6,282		Corporate Office Properties Trust	286,962
6,686		Cousins Properties, Inc	219,702
300		Crystal River Capital, Inc	8,052
4,620		DCT Industrial Trust Inc	54,655
5,453		Digital Realty Trust, Inc	217,575
3,794		EastGroup Properties, Inc	193,608
3,436	e	Equity Lifestyle Properties, Inc	185,578
1,765		FelCor Lodging Trust, Inc	45,837
3,078		Getty Realty Corp	88,462
1,113	e	Gladstone Investment Corp	16,550
6,188	e	Glimcher Realty Trust	167,200
2,737	e*	Harris & Harris Group, Inc	35,362
1,220		HFF Inc	18,300
5,238		Home Properties, Inc	276,619
587	e	Inland Real Estate Corp	10,766
1,422	e	JER Investors Trust, Inc	27,046
872		Maguire Properties, Inc	31,008
1,075		Mid-America Apartment Communities, Inc	60,480
9,878	*	Mills Corp	249,321
1,616		Omega Healthcare Investors, Inc	27,714
560		PS Business Parks, Inc	39,491
1,230		Quadra Realty Trust Inc	16,039
360		Resource Capital Corp	5,810
1,859		Saul Centers, Inc	105,777
438		Sovran Self Storage, Inc	24,270
3,153		Sun Communities, Inc	97,806
5,401	e	Tanger Factory Outlet Centers, Inc	218,146
7,857	e	Washington Real Estate Investment Trust	294,009
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,452,452

HOTELS AND OTHER LODGING PLACES - 0.45%
1,217	e	Ameristar Casinos, Inc	39,078
2,755	e*	Isle of Capri Casinos, Inc	70,583
290	*	Lodgian, Inc	3,874
1,940	*	Monarch Casino & Resort, Inc	50,440
3,210	*	Morgans Hotel Group Co	67,442
1,000	*	Riviera Holdings Corp	27,950
4,647	e*	Vail Resorts, Inc	252,472
		TOTAL HOTELS AND OTHER LODGING PLACES	511,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.36%
1,580	e	Aaon, Inc	$41,285
4,760	e	Actuant Corp (Class A)	241,856
3,125	e	Albany International Corp (Class A)	112,313
4,803	e*	Allis-Chalmers Energy, Inc	75,647
780		Altra Holdings Inc	10,694
140		Ampco-Pittsburgh Corp	4,045
2,963	*	Astec Industries, Inc	119,261
3,451	e*	ASV, Inc	52,662
6,010	e*	Asyst Technologies, Inc	42,250
921	e*	Basin Water, Inc	6,327
3,300	e*	Blount International, Inc	41,085
5,502		Bucyrus International, Inc (Class A)	283,353
13,430	*	Cirrus Logic, Inc	102,874
3,157	*	Columbus McKinnon Corp	70,685
496		Curtiss-Wright Corp	19,116
6,136	*	Cymer, Inc	254,951
3,868	*	Dril-Quip, Inc	167,407
4,577	*	Emulex Corp	83,713
2,518	*	ENGlobal Corp	13,975
2,307	*	Entegris, Inc	24,685
2,026	*	Flanders Corp	14,689
5,458	e*	Gateway, Inc	11,953
545	*	Gehl Co	13,832
2,698	*	Global Imaging Systems, Inc	52,611
2,865	*	Goodman Global, Inc	50,481
2,743	*	Hydril	263,986
8,286	e*	Intermec, Inc	185,109
3,764	e*	Intevac, Inc	99,257
680	*	Isilon Systems, Inc	10,996
4,928	e	Kaydon Corp	209,736
3,964	e*	Komag, Inc	129,742
322	e	Lindsay Manufacturing Co	10,236
2,527		Lufkin Industries, Inc	141,967
6,789	e*	Micros Systems, Inc	366,538
1,165	*	Middleby Corp	153,594
2,519	*	NATCO Group, Inc (Class A)	85,948
5,641	e*	Netgear, Inc	160,938
388		NN, Inc	4,846
4,441		Nordson Corp	206,329
4,458	*	Oil States International, Inc	143,057
831	*	Palm, Inc	15,066
4,946	*	Rackable Systems, Inc	83,934
3,621	*	RBC Bearings, Inc	121,050
1,502		Sauer-Danfoss, Inc	45,210
4,111	e*	Scansource, Inc	110,339
493	*	Semitool, Inc	6,409
3,901	*	Sigma Designs, Inc	102,440
412		Tennant Co	12,974
2,274	*	TurboChef Technologies, Inc	34,610
3,470	e*	Ultratech, Inc	47,227
11,318	e*	VA Software Corp	45,612
4,863		Watsco, Inc	248,353
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,957,253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 9.04%
3,495	e*	Abaxis, Inc	$85,173
4,318	*	Abiomed, Inc	58,984
2,230		Accuray Inc	49,595
11,776	e*	Affymetrix, Inc	354,104
9,905	e*	Align Technology, Inc	157,093
12,185	*	American Medical Systems Holdings, Inc	257,956
1,656	*	American Science & Engineering, Inc	87,222
1,377		Analogic Corp	86,586
382	*	Anaren, Inc	6,727
2,717	*	Angiodynamics, Inc	45,890
2,121	e*	Argon ST, Inc	56,122
4,026		Arrow International, Inc	129,476
4,654	e*	Arthrocare Corp	167,730
3,074	*	Aspect Medical Systems, Inc	47,924
1,535		Badger Meter, Inc	40,754
2,452	e*	Biosite, Inc	205,894
7,087	*	Bruker BioSciences Corp	74,555
3,830	*	Candela Corp	43,739
9,620	e*	Cepheid, Inc	114,286
5,556	*	Cerus Corp	37,503
3,163	e*	Coherent, Inc	100,394
3,535	*	Cyberonics, Inc	66,387
107		Datascope Corp	3,872
8,084	e*	Depomed, Inc	28,860
2,632	e*	DexCom, Inc	20,688
3,490	*	Dionex Corp	237,704
3,876	e*	DJ Orthopedics, Inc	146,900
273	e*	DXP Enterprises, Inc	10,429
703	*	Eagle Test Systems, Inc	11,698
4,498	e*	ESCO Technologies, Inc	201,600
1,675	e*	Esterline Technologies Corp	68,792
3,006	e*	ev3, Inc	59,218
1,294	*	Excel Technology, Inc	35,365
4,161	e*	FEI Co	150,046
11,445	*	Flir Systems, Inc	408,243
7,989	*	Formfactor, Inc	357,508
3,253	*	Fossil, Inc	86,107
3,850	e*	Foxhollow Technologies, Inc	80,427
4,647	*	Haemonetics Corp	217,247
537	*	Herley Industries, Inc	8,388
9,080	d,*	Hologic, Inc	523,371
888	*	ICU Medical, Inc	34,810
4,240	e*	I-Flow Corp	62,498
4,100	e*	II-VI, Inc	138,785
9,439	e*	Illumina, Inc	276,563
3,713	*	Input/Output, Inc	51,165
3,389	e*	Integra LifeSciences Holdings Corp	154,471
3,683	e*	Intralase Corp	92,001
6,305	e*	Ionatron, Inc	29,381
3,367	*	IRIS International, Inc	46,970
4,422	*	Itron, Inc	287,607
7,103	*	Ixia	66,058

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
659	*	Kensey Nash Corp	$20,100
9,364	*	Kopin Corp	31,650
7,716	*	Kyphon, Inc	348,300
7,634	e*	L-1 Identity Solutions, Inc	126,037
10,220	e*	LTX Corp	62,546
2,535	*	Measurement Specialties, Inc	57,190
670	*	Medical Action Industries, Inc	16,013
6,336		Mentor Corp	291,456
3,246		Mine Safety Appliances Co	136,527
2,836		MTS Systems Corp	110,150
3,554	e*	Natus Medical, Inc	63,155
1,952	e*	Neurometrix, Inc	18,954
942	*	Nextest Systems Corp	13,188
1,376	e*	Northstar Neuroscience, Inc	17,613
5,778	e*	NuVasive, Inc	137,228
1,900	e*	NxStage Medical, Inc	25,308
1,401		Oakley, Inc	28,216
746	*	OYO Geospace Corp	52,906
2,976	e*	Palomar Medical Technologies, Inc	118,891
1,624	e*	Photon Dynamics, Inc	20,479
4,080		PolyMedica Corp	172,706
6,043	e*	RAE Systems, Inc	17,343
2,458	*	Rofin-Sinar Technologies, Inc	145,464
679	e*	Rudolph Technologies, Inc	11,842
8,959	e*	Sirf Technology Holdings, Inc	248,702
3,028		Sirona Dental Systems, Inc	104,345
4,712	e*	Sonic Solutions, Inc	66,439
2,910	*	SonoSite, Inc	82,237
5,569	*	Spectranetics Corp	59,588
5,377	*	Symmetry Medical, Inc	87,806
5,061	e*	Teledyne Technologies, Inc	189,484
10,429	e*	ThermoGenesis Corp	37,962
8,221	e*	Thoratec Corp	171,819
1,682		United Industrial Corp	92,846
1,773	e*	Varian, Inc	103,295
4,986	*	Veeco Instruments, Inc	97,227
5,028	e*	Ventana Medical Systems, Inc	210,673
3,661	e*	Viasys Healthcare, Inc	124,437
2,886	*	Vital Images, Inc	95,988
1,028		Vital Signs, Inc	53,435
1,180	*	Volcano Corp	21,252
5,359	e*	Wright Medical Group, Inc	119,452
2,192	e	X-Rite, Inc	28,386
752		Young Innovations, Inc	20,469
2,096	e*	Zoll Medical Corp	55,858
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,285,828

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
563		Hilb Rogal & Hobbs Co	27,615
5,411		National Financial Partners Corp	253,830
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	281,445

INSURANCE CARRIERS - 0.62%
624		21st Century Insurance Group	13,229

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
520	*	ACA Capital Holdings, Inc	$7,290
1,735	*	AMERIGROUP Corp	52,744
870		Amtrust Financial Services, Inc	9,187
7,593	*	Centene Corp	159,377
910	*	Darwin Professional Underwriters, Inc	22,887
1,110		Employers Holdings Inc	22,222
1,511	e*	First Acceptance Corp	15,820
370	*	First Mercury Financial Corp	7,604
4,854	*	HealthExtras, Inc	139,698
2,610	*	Healthspring, Inc	61,466
946	*	Molina Healthcare, Inc	28,938
1,860	e	National Interstate Corp	47,914
190		Safety Insurance Group, Inc	7,623
3,457		Tower Group, Inc	111,385
		TOTAL INSURANCE CARRIERS	707,384

JUSTICE, PUBLIC ORDER AND SAFETY - 0.17%
4,308	*	Geo Group, Inc	195,239
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	195,239

LEATHER AND LEATHER PRODUCTS - 0.55%
1,712	e*	CROCS, Inc	80,892
507	*	Genesco, Inc	21,056
8,392	e*	Iconix Brand Group, Inc	171,197
3,570		Steven Madden Ltd	104,244
4,553	*	Timberland Co (Class A)	118,515
4,639		Wolverine World Wide, Inc	132,536
		TOTAL LEATHER AND LEATHER PRODUCTS	628,440

LEGAL SERVICES - 0.18%
3,780	e*	FTI Consulting, Inc	126,970
1,569	*	Pre-Paid Legal Services, Inc	78,623
		TOTAL LEGAL SERVICES	205,593

LUMBER AND WOOD PRODUCTS - 0.26%
2,140		American Woodmark Corp	78,666
13,216	e*	Champion Enterprises, Inc	116,301
1,820		Deltic Timber Corp	87,287
275		Universal Forest Products, Inc	13,626
		TOTAL LUMBER AND WOOD PRODUCTS	295,880

METAL MINING - 0.60%
2,532		Cleveland-Cliffs, Inc	162,073
48,651	e*	Coeur d'Alene Mines Corp	199,956
21,072	e*	Hecla Mining Co	190,912
1,812		Royal Gold, Inc	54,541
5,883	e*	Stillwater Mining Co	74,655
		TOTAL METAL MINING	682,137

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
6,815	e	Daktronics, Inc	187,004
1,213	e	Marine Products Corp	11,608
4,421	e	Nautilus, Inc	68,216
5,576	e*	Progressive Gaming International Corp	25,092

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
241	*	RC2 Corp	$9,734
5,854	*	Shuffle Master, Inc	106,836
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	408,490

MISCELLANEOUS RETAIL - 1.70%
590		Shutterfly Inc	9,464
3,970	*	1-800-FLOWERS.COM, Inc (Class A)	30,887
1,381	*	AC Moore Arts & Crafts, Inc	29,471
3,209		Big 5 Sporting Goods Corp	83,177
2,347	e*	Blue Nile, Inc	95,429
2,517	e*	Build-A-Bear Workshop, Inc	69,142
2,615		Cash America International, Inc	107,215
8,976	e*	CKX, Inc	99,634
2,754	*	dELiA*s, Inc	25,282
12,929	e*	Drugstore.com, Inc	33,357
6,386	e*	Ezcorp, Inc (Class A)	94,066
7,032	*	GSI Commerce, Inc	158,853
5,416		Hibbett Sports Inc	154,843
4,886	e	Longs Drug Stores Corp	252,313
2,299	e*	Overstock.com, Inc	38,163
4,073	*	Priceline.com, Inc	216,928
3,071	*	Stamps.com, Inc	44,130
5,187	*	Valuevision International, Inc (Class A)	64,111
4,806		World Fuel Services Corp	222,326
2,577	e*	Zumiez, Inc	103,389
		TOTAL MISCELLANEOUS RETAIL	1,932,180

MOTION PICTURES - 0.73%
621	e*	Avid Technology, Inc	21,660
2,537	*	Gaiam, Inc (Class A)	39,932
7,749	*	Macrovision Corp	194,112
6,420		National CineMedia Inc	171,414
19,466	e*	Time Warner Telecom, Inc (Class A)	404,309
		TOTAL MOTION PICTURES	831,427

NONDEPOSITORY INSTITUTIONS - 0.83%
11,493	e	Advance America Cash Advance Centers, Inc	176,877
352	e	Advanta Corp (Class B)	15,432
2,091	e	Asta Funding, Inc	90,289
2,911	e*	CompuCredit Corp	90,881
1,516	e*	Credit Acceptance Corp	41,220
5,897	*	Doral Financial Corp	9,671
4,948	*	First Cash Financial Services, Inc	110,241
4,130		Freedom Acquasition Holding Inc	39,524
940		Highland Distressed Opportunities Inc	13,508
2,450		Information Services Group Inc	18,277
7,967	*	INVESTools, Inc	110,741
730		Kohlberg Capital Corp	11,680
1,600		NewStar Financial Inc	26,816
1,850		NTR Acquasition Co	16,854
2,039	e	Technology Investment Capital Corp	34,479
1,606	*	United PanAm Financial Corp	20,075
2,889	*	World Acceptance Corp	115,416
		TOTAL NONDEPOSITORY INSTITUTIONS	941,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
3,832	e	AMCOL International Corp	$113,619
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	113,619

OIL AND GAS EXTRACTION - 3.74%
2,136	e*	Arena Resources, Inc	107,056
2,903	*	Atlas America, Inc	163,990
3,509	*	ATP Oil & Gas Corp	131,938
4,716	*	Atwood Oceanics, Inc	276,782
16,884	*	Aurora Oil & Gas Corp	44,067
2,368	*	Basic Energy Services, Inc	55,174
6,157		Berry Petroleum Co (Class A)	188,774
2,228	e*	Bill Barrett Corp	72,209
2,482	*	Bois d'Arc Energy, Inc	32,837
1,783	*	Bronco Drilling Co, Inc	29,544
1,800		Cal Dive International Inc	21,978
1,641	*	Callon Petroleum Co	22,268
3,802	*	Carrizo Oil & Gas, Inc	132,918
920	*	Clayton Williams Energy, Inc	26,100
4,471	*	Complete Production Services, Inc	89,018
5,275	*	Comstock Resources, Inc	144,430
801	*	Dawson Geophysical Co	39,674
4,599		Delta & Pine Land Co	189,479
9,001	e*	Delta Petroleum Corp	206,663
5,044	*	Energy Partners Ltd	91,549
5,483	*	Exploration Co of Delaware, Inc	59,491
12,014	e*	Gasco Energy, Inc	29,314
4,699	e*	GeoGlobal Resources, Inc	28,711
1,950	*	Geomet, Inc	17,199
1,539	e*	GMX Resources, Inc	47,293
2,465	e*	Goodrich Petroleum Corp	82,898
33,821	e*	Grey Wolf, Inc	226,601
2,693	*	Gulfport Energy Corp	35,978
3,483	*	Hercules Offshore, Inc	91,464
12,786	*	Mariner Energy, Inc	244,596
2,459	e*	Metretek Technologies, Inc	32,803
9,414	e*	Newpark Resources, Inc	66,369
6,627	e*	Parallel Petroleum Corp	152,090
14,036	*	PetroHawk Energy Corp	184,854
2,493	*	Petroleum Development Corp	133,550
1,662	*	Petroquest Energy, Inc	19,429
7,086	*	Pioneer Drilling Co	89,921
116	e*	PrimeEnergy Corp	6,747
3,935	*	Quest Resource Corp	36,084
1,617	*	RAM Energy Resources, Inc	7,487
5,451		RPC, Inc	90,814
3,292	e*	Sulphco, Inc	11,259
2,370	*	Superior Well Services, Inc	54,155
6,382	e*	Syntroleum Corp	19,912
1,964	*	Toreador Resources Corp	35,647
13,284	e*	Transmeridian Exploration, Inc	37,992
10,255	e*	Vaalco Energy, Inc	53,121
1,120	*	Venoco, Inc	20,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,495	e*	Warren Resources, Inc	$32,510
5,137	*	W-H Energy Services, Inc	240,103
		TOTAL OIL AND GAS EXTRACTION	4,254,843

PAPER AND ALLIED PRODUCTS - 0.50%
9,294	*	Cenveo, Inc	225,844
13,567	*	Graphic Packaging Corp	64,308
3,027		Longview Fibre Co	74,555
2,529		Neenah Paper, Inc	100,502
6,892	e*	Playtex Products, Inc	93,524
383		Wausau Paper Corp	5,500
		TOTAL PAPER AND ALLIED PRODUCTS	564,233

PERSONAL SERVICES - 0.19%
2,420		Coinmach Service Corp (Class A)	25,676
222	*	Coinstar, Inc	6,949
5,745	e	Jackson Hewitt Tax Service, Inc	184,874
		TOTAL PERSONAL SERVICES	217,499

PETROLEUM AND COAL PRODUCTS - 0.24%
1,200		Alon USA Energy, Inc	43,440
1,607		Delek US Holdings, Inc	30,742
738	*	Giant Industries, Inc	55,830
4,146	*	Headwaters, Inc	90,590
1,564		WD-40 Co	49,594
		TOTAL PETROLEUM AND COAL PRODUCTS	270,196

PRIMARY METAL INDUSTRIES - 2.04%
19,131	*	AK Steel Holding Corp	447,474
2,072	*	Century Aluminum Co	97,135
1,514		Chaparral Steel Co	88,069
10,035	*	CommScope, Inc	430,502
4,081	e	Encore Wire Corp	103,331
8,121	*	General Cable Corp	433,905
1,596	*	LB Foster Co (Class A)	32,894
299	*	Lone Star Technologies, Inc	19,743
3,780		Matthews International Corp (Class A)	153,846
890		Mueller Industries, Inc	26,789
1,318	e	Quanex Corp	55,817
3,975	*	RTI International Metals, Inc	361,765
222	e*	Superior Essex, Inc	7,697
755		Texas Industries, Inc	57,025
		TOTAL PRIMARY METAL INDUSTRIES	2,315,992

PRINTING AND PUBLISHING - 0.48%
3,140	*	ACCO Brands Corp	75,643
1,325	*	Consolidated Graphics, Inc	98,116
305	e	Courier Corp	11,916
1,050		GateHouse Media, Inc	21,315
1,859		John H Harland Co	95,237
4,391	e	Martha Stewart Living Omnimedia, Inc (Class A)	74,691
450	e*	Playboy Enterprises, Inc (Class B)	4,631
4,611	e*	Presstek, Inc	27,897
3,956	e*	Private Media Group Ltd	9,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
490		Schawk, Inc	$8,874
5,651	*	Sun-Times Media Group, Inc (Class A)	28,029
4,938	e*	Valassis Communications, Inc	84,884
		TOTAL PRINTING AND PUBLISHING	540,965

RAILROAD TRANSPORTATION - 0.37%
3,909	e	Florida East Coast Industries	245,055
6,403	e*	Genesee & Wyoming, Inc (Class A)	170,384
		TOTAL RAILROAD TRANSPORTATION	415,439

REAL ESTATE - 0.08%
1,016	e	Consolidated-Tomoka Land Co	76,657
2,438	*	Housevalues, Inc	12,336
		TOTAL REAL ESTATE	88,993

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.61%
1,201	e*	AEP Industries, Inc	51,643
1,110	e*	Deckers Outdoor Corp	78,832
1,330	*	Metabolix, Inc	22,118
1,896		PW Eagle, Inc	62,644
1,839	*	Skechers U.S.A., Inc (Class A)	61,735
1,973	e*	Trex Co, Inc	42,479
4,700		Tupperware Corp	117,171
5,634	e	West Pharmaceutical Services, Inc	261,587
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	698,209

SECURITY AND COMMODITY BROKERS - 1.30%
3,520		Calamos Asset Management, Inc (Class A)	78,566
1,799	e	Cohen & Steers, Inc	77,501
2,077	*	GFI Group, Inc	141,174
3,080	e	Greenhill & Co, Inc	189,081
6,638		International Securities Exchange, Inc	323,934
450	*	KBW, Inc	15,642
2,614	*	MarketAxess Holdings, Inc	43,758
2,463	e*	Morningstar, Inc	127,189
3,678		optionsXpress Holdings, Inc	86,580
1,460	e*	Penson Worldwide, Inc	44,077
1,232	e*	Stifel Financial Corp	54,578
1,061	e*	Thomas Weisel Partners Group, Inc	20,180
206	e	Value Line, Inc	9,847
11,618		Waddell & Reed Financial, Inc (Class A)	270,932
		TOTAL SECURITY AND COMMODITY BROKERS	1,483,039

SOCIAL SERVICES - 0.20%
4,637	*	Bright Horizons Family Solutions, Inc	175,047
2,261	e*	Providence Service Corp	53,631
		TOTAL SOCIAL SERVICES	228,678

SPECIAL TRADE CONTRACTORS - 0.34%
761	e	Alico, Inc	43,628
4,609		Chemed Corp	225,657
2,137		Comfort Systems USA, Inc	25,601
2,731	e*	Integrated Electrical Services, Inc	67,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
683	e*	Layne Christensen Co	$24,875
		TOTAL SPECIAL TRADE CONTRACTORS	387,299

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
3,861		Apogee Enterprises, Inc	77,374
2,429	e*	Cabot Microelectronics Corp	81,396
3,525	e	CARBO Ceramics, Inc	164,089
4,236	*	US Concrete, Inc	33,126
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	355,985

TEXTILE MILL PRODUCTS - 0.03%
510		Heelys Inc	14,963
174		Oxford Industries, Inc	8,603
1,566		Xerium Technologies, Inc	12,559
		TOTAL TEXTILE MILL PRODUCTS	36,125

TOBACCO PRODUCTS - 0.07%
4,590	e	Vector Group Ltd	85,879
		TOTAL TOBACCO PRODUCTS	85,879

TRANSPORTATION BY AIR - 0.98%
10,306	*	ABX Air, Inc	70,596
1,436	*	Air Methods Corp	34,493
16,154	e*	Airtran Holdings, Inc	165,902
3,494	e*	Alaska Air Group, Inc	133,121
380		Allegiant Travel Co	11,970
613	*	Atlas Air Worldwide Holdings, Inc	32,323
5,496	*	EGL, Inc	217,806
1,009	*	ExpressJet Holdings, Inc	5,893
864	e*	Frontier Airlines Holdings, Inc	5,193
24,127	e*	JetBlue Airways Corp	277,702
1,358	e*	PHI, Inc	36,747
4,499	e	Skywest, Inc	120,708
		TOTAL TRANSPORTATION BY AIR	1,112,454

TRANSPORTATION EQUIPMENT - 2.16%
2,680	e	A.O. Smith Corp	102,430
5,398	e*	AAR Corp	148,769
2,278	*	Accuride Corp	33,259
690		Aerovironment Inc	15,773
1,415		American Railcar Industries, Inc	42,181
13,517	*	BE Aerospace, Inc	428,489
3,277		Clarcor, Inc	104,209
2,776	e*	Comtech Group, Inc	48,524
10,524	e*	Fleetwood Enterprises, Inc	83,245
1,218		Freightcar America, Inc	58,671
1,752	*	Fuel Systems Solutions, Inc	32,447
9,444	e*	GenCorp, Inc	130,705
1,750	e*	GenTek, Inc	59,605
839		Greenbrier Cos, Inc	22,401
3,595	e	Heico Corp	131,182
1,263	*	K&F Industries Holdings, Inc	34,013
1,885	*	Miller Industries, Inc	41,112
1,287		Noble International Ltd	21,596
5,041	*	Orbital Sciences Corp	94,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,985	e	Polaris Industries, Inc	$239,180
1,290	*	Tenneco, Inc	32,843
1,324	*	TransDigm Group, Inc	48,167
655	e	Triumph Group, Inc	36,248
8,467		Westinghouse Air Brake Technologies Corp	292,027
5,189	e	Winnebago Industries, Inc	174,506
		TOTAL TRANSPORTATION EQUIPMENT	2,456,050

TRANSPORTATION SERVICES - 0.47%
3,373		Ambassadors Group, Inc	112,119
1,913	*	Dynamex, Inc	48,667
6,992	*	HUB Group, Inc (Class A)	202,698
6,607		Pacer International, Inc	177,993
		TOTAL TRANSPORTATION SERVICES	541,477

TRUCKING AND WAREHOUSING - 0.49%
3,775	*	Celadon Group, Inc	63,043
5,025		Forward Air Corp	165,222
5,601		Heartland Express, Inc	88,944
712	*	Marten Transport Ltd	11,307
5,000	*	Old Dominion Freight Line	144,050
552	*	P.A.M. Transportation Services, Inc	11,382
58	e*	Patriot Transportation Holding, Inc	5,197
1,601	e*	Quality Distribution, Inc	13,849
672	*	U.S. Xpress Enterprises, Inc (Class A)	11,599
990	e*	Universal Truckload Services, Inc	23,968
1,279	*	USA Truck, Inc	19,876
		TOTAL TRUCKING AND WAREHOUSING	558,437

WATER TRANSPORTATION - 0.33%
10,744	e*	American Commercial Lines, Inc	337,899
900		Horizon Lines, Inc (Class A)	29,538
270	*	Hornbeck Offshore Services, Inc	7,736
		TOTAL WATER TRANSPORTATION	375,173

WHOLESALE TRADE-DURABLE GOODS - 1.45%
7,860	e	Applied Industrial Technologies, Inc	192,884
5,786	e	Barnes Group, Inc	133,136
7,455	*	Beacon Roofing Supply, Inc	120,622
804		Castle (A.M.) & Co	23,605
3,922	*	Conceptus, Inc	78,440
1,825	*	Digi International, Inc	23,178
3,310	*	Drew Industries, Inc	94,931
2,677	e*	Genesis Microchip, Inc	24,869
710	e*	Hansen Medical, Inc	13,419
840	e*	Houston Wire & Cable Co	23,537
4,598	e*	Interline Brands, Inc	100,788
2,757		Keystone Automotive Industries, Inc	92,911
10,093	e	Knight Transportation, Inc	179,857
7,592	*	LKQ Corp	165,961
2,286	e*	Merge Technologies, Inc	11,133
1,048	*	MWI Veterinary Supply, Inc	34,584
11,794	*	PSS World Medical, Inc	249,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,718	*	Tyler Technologies, Inc	$85,319
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,648,499

WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
8,266	e*	Akorn, Inc	55,796
8,077	e*	Allscripts Healthcare Solutions, Inc	216,544
2,468		Andersons, Inc	109,579
4,719	e*	Central European Distribution Corp	137,370
790	e*	Green Mountain Coffee Roasters, Inc	49,810
2,438		K-Swiss, Inc (Class A)	65,875
303	*	Maui Land & Pineapple Co, Inc	10,953
8,309		Men's Wearhouse, Inc	390,938
2,918		Myers Industries, Inc	54,508
5,995		Nu Skin Enterprises, Inc (Class A)	99,037
2,797	e*	Nuco2, Inc	70,540
370	e*	School Specialty, Inc	13,361
2,015	e*	Source Interlink Cos, Inc	13,498
7,371	e*	United Natural Foods, Inc	225,847
2,309	*	Volcom, Inc	79,337
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,592,993

		TOTAL COMMON STOCKS
		(Cost $92,804,529)	113,627,421

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 28.68%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.16%
$ 180,000	d	Federal Home Loan Bank (FHLB), 4.900%, 04/02/07	179,927

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.52%
32,458,633		State Street Navigator Securities Lending Prime Portfolio	32,458,633
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $32,638,608)	32,638,560

		TOTAL PORTFOLIO - 128.54%
		(Cost $125,443,137)	146,265,981
		OTHER ASSETS & LIABILITIES, NET - (28.54)%	(32,475,463)
		NET ASSETS - 100.00%	$113,790,518

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $199,984.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.72%
AGRICULTURAL PRODUCTION-CROPS - 0.08%
9,191	e*	Chiquita Brands International, Inc	$128,858
		TOTAL AGRICULTURAL PRODUCTION-CROPS	128,858

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.30%
8,877	e	Pilgrim's Pride Corp	294,628
76		Seaboard Corp	171,760
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	466,388

AMUSEMENT AND RECREATION SERVICES - 0.79%
1,634	e*	Bally Technologies, Inc	38,530
7,392	e*	Bally Total Fitness Holding Corp	14,710
1,869		Churchill Downs, Inc	84,834
4,948	e	Dover Motorsports, Inc	25,977
5,529	e*	Lakes Entertainment, Inc	61,648
6,566	e*	Leapfrog Enterprises, Inc	70,256
10,326	*	Live Nation, Inc	227,792
8,690	*	Magna Entertainment Corp	31,632
2,341	e*	Marvel Entertainment, Inc	64,963
3,567	*	MTR Gaming Group, Inc	46,656
6,129	e*	Multimedia Games, Inc	72,935
4,826	*	Pinnacle Entertainment, Inc	140,292
14,844	e*	Six Flags, Inc	89,212
3,444		Speedway Motorsports, Inc	133,455
1,530	*	Town Sports International Holdings, Inc	33,354
14,581		Westwood One, Inc	100,171
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,236,417

APPAREL AND ACCESSORY STORES - 1.03%
4,584		Brown Shoe Co, Inc	192,528
357		Buckle, Inc	12,745
270	*	Cache, Inc	4,793
12,895	e*	Charming Shoppes, Inc	166,990
9,457		Finish Line, Inc (Class A)	119,158
2,630	*	J Crew Group, Inc	105,647
5,359	e*	Jo-Ann Stores, Inc	146,033
12,775	*	Payless Shoesource, Inc	424,130
1,905	*	Shoe Carnival, Inc	63,437
9,558		Stage Stores, Inc	222,797
1,618	e*	Syms Corp	30,176
4,677	e	Talbots, Inc	110,471
		TOTAL APPAREL AND ACCESSORY STORES	1,598,905

APPAREL AND OTHER TEXTILE PRODUCTS - 0.75%
2,929	e	Columbia Sportswear Co	182,506
6,514	*	Hartmarx Corp	48,204
5,381		Kellwood Co	157,825
520	*	Maidenform Brands, Inc	11,996
6,055		Phillips-Van Heusen Corp	356,034
21,258	*	Quiksilver, Inc	246,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,085	*	Warnaco Group, Inc	$172,814
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,175,972

AUTO REPAIR, SERVICES AND PARKING - 0.56%
276	e*	Amerco, Inc	19,317
2,465	e	Bandag, Inc	124,951
2,112	e	Central Parking Corp	46,844
5,400	*	Dollar Thrifty Automotive Group, Inc	275,616
11,681	*	PHH Corp	356,971
160	*	Standard Parking Corp	5,659
1,287	*	Wright Express Corp	39,035
		TOTAL AUTO REPAIR, SERVICES AND PARKING	868,393

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.39%
1,229	e*	America's Car-Mart, Inc	16,419
2,740		Asbury Automotive Group, Inc	77,405
4,208	e*	CSK Auto Corp	72,378
3,147	e	Lithia Motors, Inc (Class A)	86,259
3,211	e*	MarineMax, Inc	74,431
5,081	*	Rush Enterprises, Inc (Class A)	97,606
6,637	e	Sonic Automotive, Inc (Class A)	189,155
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	613,653

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
12,435	e	Central Garden and Pet Co	182,795
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	182,795

BUSINESS SERVICES - 7.66%
85,874	*	3Com Corp	335,767
9,598		ABM Industries, Inc	253,291
3,278	*	Actuate Corp	17,111
10,390	e*	Agile Software Corp	72,211
4,603	e*	Altiris, Inc	151,485
258	*	AMN Healthcare Services, Inc	5,836
376	*	Ansys, Inc	19,090
1,485	e	Arbitron, Inc	69,721
16,330	e*	Ariba, Inc	153,502
18,771	*	Aspen Technology, Inc	244,023
560	*	Asset Acceptance Capital Corp	8,663
10,021	*	Avocent Corp	270,266
37,346	e*	BearingPoint, Inc	286,070
20,186	*	BISYS Group, Inc	231,332
1,666	e	Blackbaud, Inc	40,684
17,366	e*	Borland Software Corp	91,519
4,133	*	Bottomline Technologies, Inc	45,050
3,705	e	Brady Corp (Class A)	115,596
1,015	*	CACI International, Inc (Class A)	47,563
4,366		Catalina Marketing Corp	137,878
6,342	e*	CBIZ, Inc	45,028
10,946	*	Ciber, Inc	86,145
99,328	e*	CMGI, Inc	210,575
4,823	*	Cogent Communications Group, Inc	113,967
594		Cognex Corp	12,872
690	*	Commvault Systems, Inc	11,178
6,631	*	Covansys Corp	163,653
5,726	*	CSG Systems International, Inc	143,265
11,254		Deluxe Corp	377,347
7,700	*	Dendrite International, Inc	120,582

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
490	e*	DivX, Inc	$9,820
2,090	*	DynCorp International, Inc (Class A)	31,538
26,834	*	Earthlink, Inc	197,230
6,854	e*	Echelon Corp	72,241
7,617	*	eFunds Corp	203,069
4,180	e*	Electro Rent Corp	60,192
3,462	e*	EPIQ Systems, Inc	70,556
3,837	*	eSpeed, Inc (Class A)	36,452
440	*	ExlService Holdings, Inc	9,077
227	*	First Advantage Corp (Class A)	5,441
974	*	Forrester Research, Inc	27,623
2,567	e*	FTD Group, Inc	42,433
4,159	*	Gerber Scientific, Inc	44,127
1,030	e*	Global Cash Access, Inc	17,191
718	*	Heidrick & Struggles International, Inc	34,787
402	*	Hudson Highland Group, Inc	6,267
6,681	*	Hyperion Solutions Corp	346,276
1,082	e*	i2 Technologies, Inc	25,968
482	*	iGate Corp	3,972
465	e*	IHS, Inc (Class A)	19,116
1,330	*	Infocrossing, Inc	19,777
3,051	*	Infospace, Inc	78,319
1,360	e*	Innerworkings, Inc	16,048
1,410	e*	Innovative Solutions & Support, Inc	35,701
180	e	Integral Systems, Inc	4,351
7,536		Interactive Data Corp	186,516
7,976	e*	Internet Capital Group, Inc	85,343
2,604	e	Interpool, Inc	63,590
4,591	*	Interwoven, Inc	77,588
5,433	e*	Ipass, Inc	27,328
5,534	e*	JDA Software Group, Inc	83,176
3,901	*	Keane, Inc	52,976
2,867		Kelly Services, Inc (Class A)	92,317
1,835	e*	Korn/Ferry International	42,095
26,178	e*	Lawson Software, Inc	211,780
7,608	*	Magma Design Automation, Inc	90,992
5,262	*	Manhattan Associates, Inc	144,337
961	*	Mantech International Corp (Class A)	32,107
1,490	*	Mapinfo Corp	29,994
1,846	e*	Marlin Business Services, Inc	40,390
17,611	e*	Mentor Graphics Corp	287,764
14,288	*	MPS Group, Inc	202,175
526	e*	Neoware, Inc	5,297
3,379	*	Ness Technologies, Inc	43,184
3,036	e*	Netratings, Inc	63,149
829	*	Netscout Systems, Inc	7,502
1,110	*	Omniture, Inc	20,235
340	*	Opnet Technologies, Inc	4,593
12,222	*	Parametric Technology Corp	233,318
2,914	e	Pegasystems, Inc	26,955
18,957	*	Perot Systems Corp (Class A)	338,762
461	*	PRA International	9,939
15,193	*	Premiere Global Services, Inc	170,465
9,010	*	Progress Software Corp	281,112
910	e	QAD, Inc	8,281
4,442	e*	Quest Software, Inc	72,271
3,198	*	Radisys Corp	52,255

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,661	*	RealNetworks, Inc	$44,439
15,231	*	Rent-A-Center, Inc	426,163
796	*	Rewards Network, Inc	4,219
13,506	*	S1 Corp	81,036
5,694	*	SafeNet, Inc	161,140
11,299	e*	Secure Computing Corp	87,002
1,741	e*	SI International, Inc	49,984
13,367	*	SonicWALL, Inc	111,748
5,436	*	Spherion Corp	47,946
2,263	e	Startek, Inc	22,155
18,638	*	Sybase, Inc	471,169
930	*	Synchronoss Technologies, Inc	16,182
2,809	e*	SYNNEX Corp	59,663
14,858	e*	Take-Two Interactive Software, Inc	299,240
3,149	e	TAL International Group, Inc	75,576
2,735	*	THQ, Inc	93,510
40,269	*	TIBCO Software, Inc	343,092
3,789	*	TNS, Inc	60,965
13,591		United Online, Inc	190,682
6,606	*	Universal Compression Holdings, Inc	447,094
1,673	e*	Vertrue, Inc	80,488
4,636		Viad Corp	178,950
4,207	*	Vignette Corp	78,124
2,600	e*	Volt Information Sciences, Inc	68,094
8,899	e*	webMethods, Inc	63,984
		TOTAL BUSINESS SERVICES	11,949,273

CHEMICALS AND ALLIED PRODUCTS - 4.45%
2,518	e*	ADVENTRX Pharmaceuticals, Inc	6,295
3,521	*	Albany Molecular Research, Inc	34,682
7,138	e*	Alpharma, Inc (Class A)	171,883
2,738	e*	Anadys Pharmaceuticals, Inc	10,870
4,674		Arch Chemicals, Inc	145,922
3,792	e*	Arena Pharmaceuticals, Inc	41,181
1,709	e*	Atherogenics, Inc	4,802
1,370	e*	Aventine Renewable Energy Holdings, Inc	24,961
4,738	e*	Bentley Pharmaceuticals, Inc	38,804
3,240	e*	Bradley Pharmaceuticals, Inc	62,176
820	*	Cadence Pharmaceuticals, Inc	12,136
8,990	e*	Calgon Carbon Corp	74,707
5,803	e	Cambrex Corp	142,754
500	e*	Caraco Pharmaceutical Laboratories Ltd	6,090
12,066		CF Industries Holdings, Inc	465,144
1,284	e*	Chattem, Inc	75,679
3,648	*	Cypress Bioscience, Inc	27,725
16,734	e*	Dendreon Corp	216,371
5,593	e*	Elizabeth Arden, Inc	122,039
948	e*	Emisphere Technologies, Inc	3,034
8,926		Ferro Corp	192,891
1,653	e*	Genitope Corp	6,860
6,819	e	Georgia Gulf Corp	110,536
6,482	e*	Geron Corp	45,374
12,902		H.B. Fuller Co	351,838
11,413	*	Hercules, Inc	223,010
1,718	e*	Indevus Pharmaceuticals, Inc	12,146
770		Innophos Holdings, Inc	13,313
2,766	e	Innospec, Inc	159,432

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
176	e	Inter Parfums, Inc	$3,696
7,950	e*	Inverness Medical Innovations, Inc	348,051
1,992		Koppers Holdings, Inc	51,115
2,092	*	Martek Biosciences Corp	43,137
4,355	e	Minerals Technologies, Inc	270,707
11,758	e*	Nabi Biopharmaceuticals	62,435
10,784	*	NBTY, Inc	571,983
2,219	*	Neurocrine Biosciences, Inc	27,738
492	*	New River Pharmaceuticals, Inc	31,306
400	e	NL Industries, Inc	4,360
5,786	e*	Northfield Laboratories, Inc	20,887
1,856	*	NPS Pharmaceuticals, Inc	6,292
5,082	e*	Nuvelo, Inc	18,702
14,353		Olin Corp	243,140
6,429	*	OM Group, Inc	287,248
5,609	*	Omnova Solutions, Inc	30,625
480	e*	Osiris Therapeutics, Inc	8,981
2,284	*	Par Pharmaceutical Cos, Inc	57,374
15,760	e	Perrigo Co	278,322
1,311	e*	Pharmion Corp	34,466
1,020	*	Physicians Formula Holdings, Inc	19,258
210	e*	Pioneer Cos, Inc	5,804
19,364	*	PolyOne Corp	118,120
6,795	*	Prestige Brands Holdings, Inc	80,521
4,179	e*	Renovis, Inc	14,627
1,780	e*	Replidyne, Inc	9,897
45,638	e*	Revlon, Inc (Class A)	47,920
7,781	e*	Rockwood Holdings, Inc	215,378
894	e*	Sciele Pharma, Inc	21,170
10,164	e	Sensient Technologies Corp	262,028
1,240		Stepan Co	32,550
8,759		Tronox, Inc (Class B)	122,451
510	*	Trubion Pharmaceuticals, Inc	10,042
4,276	e	UAP Holding Corp	110,535
19,073	*	USEC, Inc	309,936
1,550	e*	Verasun Energy Corp	30,799
8,755	*	Viropharma, Inc	125,634
250	e*	Visicu, Inc	1,950
7,524	e*	WR Grace & Co	198,784
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,940,624

COAL MINING - 0.13%
4,393	e*	International Coal Group, Inc	23,063
2,391		Penn Virginia Corp	175,499
		TOTAL COAL MINING	198,562

COMMUNICATIONS - 2.53%
8,937	e	Alaska Communications Systems Group, Inc	131,821
3,498	*	Anixter International, Inc	230,658
350		Atlantic Tele-Network, Inc	9,146
4,028	*	Audiovox Corp (Class A)	59,332
84,189	e*	Charter Communications, Inc (Class A)	234,887
53,325	*	Cincinnati Bell, Inc	250,628
7,707	e	Citadel Broadcasting Corp	73,294
4,325	e	Consolidated Communications Holdings, Inc	86,024
62,019	e*	Covad Communications Group, Inc	78,764
9,606	e*	Cox Radio, Inc (Class A)	131,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,039	e*	Crown Media Holdings, Inc (Class A)	$16,198
4,231	e	CT Communications, Inc	101,967
5,057	e*	Cumulus Media, Inc (Class A)	47,435
4,604	e	Emmis Communications Corp (Class A)	38,858
7,078	e	Entercom Communications Corp (Class A)	199,458
5,901	e*	Entravision Communications Corp (Class A)	55,115
264	*	Eschelon Telecom, Inc	7,630
5,746	e	Fairpoint Communications, Inc	110,381
1,656	e*	Fisher Communications, Inc	80,482
14,555	*	Foundry Networks, Inc	197,511
4,812	*	General Communication, Inc (Class A)	67,368
2,890	e*	Globalstar, Inc	30,634
4,787		Golden Telecom, Inc	265,104
9,358		Gray Television, Inc	97,510
9,874	*	IDT Corp (Class B)	112,070
6,883	e	Iowa Telecommunications Services, Inc	137,660
1,756	*	Lightbridge, Inc	30,853
5,506	e*	Lin TV Corp (Class A)	87,545
8,636	e*	Mastec, Inc	95,082
5,172	e*	Mediacom Communications Corp (Class A)	42,100
524	*	NTELOS Holdings Corp	10,071
1,130	e*	Orbcomm, Inc	14,408
8,100	e	PAETEC Holding Corp	84,888
15,964	*	Radio One, Inc (Class D)	103,127
6,108	*	RCN Corp	156,059
2,741		Salem Communications Corp (Class A)	34,263
2,294	*	SAVVIS, Inc	109,837
1,493	e	Shenandoah Telecom Co	70,305
6,635	e*	Spanish Broadcasting System, Inc (Class A)	26,540
3,049	e	SureWest Communications	75,829
1,070		Switch & Data Facilities Co Inc	19,388
372	e*	Syniverse Holdings, Inc	3,921
5,991		USA Mobility, Inc	119,401
2,262	e*	Vonage Holdings Corp	7,804
10,418	e*	Wireless Facilities, Inc	13,543
		TOTAL COMMUNICATIONS	3,956,021

DEPOSITORY INSTITUTIONS - 13.86%
2,640		1st Source Corp	69,089
1,542	e	Abington Community Bancorp, Inc	30,624
3,609	e	Alabama National Bancorp	255,553
4,674		Amcore Financial, Inc	148,400
2,640	e	AmericanWest Bancorp	56,866
2,770	e	Ameris Bancorp	67,810
4,080		Anchor Bancorp Wisconsin, Inc	115,668
2,129	e	Arrow Financial Corp	47,690
1,512		Bancfirst Corp	70,081
2,166	*	Bancorp, Inc	56,316
2,340	e	BancTrust Financial Group, Inc	49,514
12,903		Bank Mutual Corp	146,707
3,495	e	Bank of Granite Corp	62,630
10,357	e	BankAtlantic Bancorp, Inc (Class A)	113,513
4,913	e	BankFinancial Corp	79,935
6,576	e	BankUnited Financial Corp (Class A)	139,477
2,533		Banner Corp	105,246
1,920		Berkshire Hills Bancorp, Inc	64,608
5,361	e*	BFC Financial Corp (Class A)	23,588

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,732		Boston Private Financial Holdings, Inc	$215,877
12,962		Brookline Bancorp, Inc	164,229
2,453		Cadence Financial Corp	49,060
1,407	e	Camden National Corp	61,064
2,925	e	Capital City Bank Group, Inc	97,403
1,240	e	Capital Corp of the West	32,922
2,622	e	Capitol Bancorp Ltd	96,621
2,213	e	Cardinal Financial Corp	22,086
231	e	Cascade Bancorp	5,992
10,450	e	Cathay General Bancorp	355,091
12,316	e*	Centennial Bank Holdings, Inc	106,533
676		Center Financial Corp	13,365
2,227	e	Centerstate Banks of Florida, Inc	39,351
6,686	e	Central Pacific Financial Corp	244,507
5,308	e	Chemical Financial Corp	158,125
10,263	e	Chittenden Corp	309,840
16,532	e	Citizens Banking Corp	366,349
1,873	e	Citizens First Bancorp, Inc	42,667
2,044	e	City Bank	65,633
4,034		City Holding Co	163,175
2,723		Clifton Savings Bancorp, Inc	32,513
939	e	Coastal Financial Corp	14,677
1,459	e	Columbia Bancorp	35,031
3,573	e	Columbia Banking System, Inc	120,517
1,275	*	Community Bancorp	39,206
6,371	e	Community Bank System, Inc	133,281
5,226	e	Community Banks, Inc	124,745
3,393		Community Trust Bancorp, Inc	122,928
8,205	e	Corus Bankshares, Inc	139,977
5,411	e	CVB Financial Corp	64,391
5,480		Dime Community Bancshares	72,500
4,609	e	Downey Financial Corp	297,465
1,680	e	Farmers Capital Bank Corp	49,358
2,512	e	First Bancorp	53,707
14,894		First Bancorp	197,494
1,119	e	First Busey Corp	23,980
7,336		First Charter Corp	157,724
14,758	e	First Commonwealth Financial Corp	173,407
4,356		First Community Bancorp, Inc	246,288
2,252		First Community Bancshares, Inc	87,828
7,360	e	First Financial Bancorp	111,210
4,669	e	First Financial Bankshares, Inc	195,258
2,670	e	First Financial Corp	82,637
2,671	e	First Financial Holdings, Inc	92,417
2,663		First Indiana Corp	58,187
4,085	e	First Merchants Corp	96,896
10,938	e	First Midwest Bancorp, Inc	401,972
24,383	e	First Niagara Financial Group, Inc	339,168
3,930	e	First Place Financial Corp	84,299
402	*	First Regional Bancorp	11,939
4,399		First Republic Bank	236,226
3,868		First State Bancorporation	87,223
3,638	e*	FirstFed Financial Corp	206,748
17,502	e	FirstMerit Corp	369,467
8,525	e	Flagstar Bancorp, Inc	101,874
3,966		Flushing Financial Corp	64,368
13,254		FNB Corp	223,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,849	e	FNB Corp	$66,250
4,961	e*	Franklin Bank Corp	88,653
7,035	e	Fremont General Corp	48,753
6,411	e	Frontier Financial Corp	159,954
2,850		GB&T Bancshares, Inc	51,671
9,993	e	Glacier Bancorp, Inc	240,232
2,322	e	Great Southern Bancorp, Inc	67,988
11,046		Greater Bay Bancorp	297,027
1,901	e	Greene County Bancshares, Inc	64,463
3,407		Hancock Holding Co	149,840
8,625	e	Hanmi Financial Corp	164,393
6,343	e	Harleysville National Corp	113,032
3,301	e	Heartland Financial USA, Inc	88,302
1,283		Heritage Commerce Corp	32,704
2,210		Home Bancshares, Inc	48,731
1,572		Home Federal Bancorp, Inc	24,413
2,746		Horizon Financial Corp	60,632
2,728	e	IBERIABANK Corp	151,840
3,137		Independent Bank Corp	103,333
5,035	e	Independent Bank Corp	102,563
3,763		Integra Bank Corp	83,877
9,033		International Bancshares Corp	268,009
839	*	Intervest Bancshares Corp	24,079
10,588	*	Investors Bancorp, Inc	152,891
4,051	e	Irwin Financial Corp	75,511
1,210		ITLA Capital Corp	62,944
4,634	e	Kearny Financial Corp	66,637
6,408	e	KNBT Bancorp, Inc	94,454
4,221		Lakeland Bancorp, Inc	57,195
1,973	e	Lakeland Financial Corp	44,787
2,996		Macatawa Bank Corp	55,126
7,373		MAF Bancorp, Inc	304,800
4,063	e	MainSource Financial Group, Inc	68,990
5,757		MB Financial, Inc	207,310
2,880	e	MBT Financial Corp	37,181
1,456		Mercantile Bank Corp	47,291
1,518	e	MetroCorp Bancshares, Inc	32,182
4,980	e	Mid-State Bancshares	182,716
3,401	e	Midwest Banc Holdings, Inc	60,232
1,860	e	Nara Bancorp, Inc	32,569
945	e	NASB Financial, Inc	32,905
10,602	e	National Penn Bancshares, Inc	200,378
7,367		NBT Bancorp, Inc	172,609
13,378	e*	NetBank, Inc	29,565
13,679		NewAlliance Bancshares, Inc	221,737
4,340	e	Northwest Bancorp, Inc	117,571
1,787		OceanFirst Financial Corp	31,004
14,723		Old National Bancorp	267,664
2,507	e	Old Second Bancorp, Inc	68,692
2,563	e	Omega Financial Corp	73,071
4,683		Oriental Financial Group, Inc	55,166
1,080		Oritani Financial Corp	16,200
9,315		Pacific Capital Bancorp	299,198
2,603	e	Park National Corp	245,931
9,768		Partners Trust Financial Group, Inc	111,648
1,940		Pennfed Financial Services, Inc	42,040
2,363		Peoples Bancorp, Inc	62,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,028		PFF Bancorp, Inc	$122,169
1,105	e*	Pinnacle Financial Partners, Inc	33,714
1,350		Placer Sierra Bancshares	36,531
90		Preferred Bank	3,529
2,406	e	Premierwest Bancorp	32,505
7,492		Prosperity Bancshares, Inc	260,272
7,228		Provident Bankshares Corp	237,512
14,106		Provident Financial Services, Inc	246,150
9,310	e	Provident New York Bancorp	131,737
527	e	QC Holdings, Inc	7,004
3,320	e	Renasant Corp	81,938
1,676		Republic Bancorp, Inc (Class A)	37,894
1,700	e	Rockville Financial, Inc	25,551
2,140	e*	Roma Financial Corp	33,170
1,235	e	Royal Bancshares of Pennsylvania (Class A)	29,331
5,747	e	S&T Bancorp, Inc	189,881
2,109	e	S.Y. Bancorp, Inc	52,430
3,134		Sandy Spring Bancorp, Inc	108,562
660		Santander BanCorp	11,623
2,080		SCBT Financial Corp	75,421
767	e	Seacoast Banking Corp of Florida	17,388
3,309		Security Bank Corp	66,643
1,840	e	Shore Bancshares, Inc	48,668
2,860	e	Simmons First National Corp (Class A)	86,000
2,174		Southside Bancshares, Inc	49,806
2,946		Southwest Bancorp, Inc	75,683
3,960		Sterling Bancorp	71,676
14,532		Sterling Bancshares, Inc	162,468
5,484	e	Sterling Financial Corp	121,745
10,756		Sterling Financial Corp	335,480
3,344	e*	Sun Bancorp, Inc	62,165
1,604	*	Superior Bancorp	17,323
11,367		Susquehanna Bancshares, Inc	263,601
1,147		Taylor Capital Group, Inc	40,145
3,782		TierOne Corp	102,265
1,351	e	Tompkins Trustco, Inc	56,553
2,370		Trico Bancshares	56,098
10,716		Trustmark Corp	300,477
5,140	e	UCBH Holdings, Inc	95,707
6,936	e	UMB Financial Corp	261,903
12,296	e	Umpqua Holdings Corp	329,164
2,735		Union Bankshares Corp	70,946
8,145	e	United Bankshares, Inc	285,319
6,604		United Community Banks, Inc	216,545
5,810		United Community Financial Corp	64,201
2,486	e	Univest Corp of Pennsylvania	61,578
1,210	e	USB Holding Co, Inc	27,455
2,190	*	ViewPoint Financial Group	37,997
2,413	e	Virginia Financial Group, Inc	62,569
23,503		W Holding Co, Inc	117,515
2,495	e	Washington Trust Bancorp, Inc	66,891
2,017	e*	Wauwatosa Holdings, Inc	35,257
4,668		WesBanco, Inc	144,101
291	e	West Bancorporation, Inc	4,391
3,221	e	West Coast Bancorp	102,975
4,022	e	Westamerica Bancorporation	193,740
1,013		Westfield Financial Inc	10,859

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,823	e	Willow Grove Bancorp, Inc	$49,317
3,255		Wintrust Financial Corp	145,206
1,366		WSFS Financial Corp	88,080
1,865		Yardville National Bancorp	67,718
		TOTAL DEPOSITORY INSTITUTIONS	21,625,324

EATING AND DRINKING PLACES - 1.55%
5,841	e*	AFC Enterprises	117,112
2,602	e	Applebees International, Inc	64,478
7,859	e	Bob Evans Farms, Inc	290,390
820		Carrols Restaurant Group Inc	11,898
5,734	e	CBRL Group, Inc	265,484
2,991	*	CEC Entertainment, Inc	124,246
8,311		Domino's Pizza, Inc	269,858
2,925	e	IHOP Corp	171,551
7,746	*	Jack in the Box, Inc	535,481
6,285	e*	Krispy Kreme Doughnuts, Inc	64,044
3,581	e	Landry's Restaurants, Inc	105,998
4,950	*	Luby's, Inc	48,362
313	*	McCormick & Schmick's Seafood Restaurants, Inc	8,392
1,720	*	Morton's Restaurant Group, Inc	30,599
5,067	e*	O'Charleys, Inc	97,742
1,706	e*	Papa John's International, Inc	50,156
1,083	*	Rare Hospitality International, Inc	32,587
1,139	e	Ruby Tuesday, Inc	32,575
6,176	e*	Steak N Shake Co	103,572
		TOTAL EATING AND DRINKING PLACES	2,424,525

EDUCATIONAL SERVICES - 0.02%
4,217	*	Educate, Inc	32,302
		TOTAL EDUCATIONAL SERVICES	32,302

ELECTRIC, GAS, AND SANITARY SERVICES - 5.96%
5,510		Allete, Inc	256,876
3,694		American States Water Co	136,198
82,016	*	Aquila, Inc	342,827
11,402		Avista Corp	276,270
7,292	e	Black Hills Corp	268,127
4,050		California Water Service Group	155,196
2,420		Cascade Natural Gas Corp	63,767
397	*	Casella Waste Systems, Inc (Class A)	3,875
3,324	e	CH Energy Group, Inc	161,846
12,401		Cleco Corp	320,318
19,448	e	Duquesne Light Holdings, Inc	384,876
10,620	*	El Paso Electric Co	279,837
6,357		Empire District Electric Co	157,654
1,525	e	EnergySouth, Inc	63,943
9,384		Idacorp, Inc	317,555
561		ITC Holdings Corp	24,286
4,536		Laclede Group, Inc	140,979
5,709		Metal Management, Inc	263,756
4,369	e	MGE Energy, Inc	154,925
6,147		New Jersey Resources Corp	307,657
9,731	e	Nicor, Inc	471,175
6,044		Northwest Natural Gas Co	276,029
7,786		NorthWestern Corp	275,858
208	e	Ormat Technologies, Inc	8,728

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,464		Otter Tail Corp	$221,327
2,680	e*	Pico Holdings, Inc	114,463
16,746		Piedmont Natural Gas Co, Inc	441,759
16,648		PNM Resources, Inc	537,730
5,894	e	Portland General Electric Co	172,105
3,218	e	Resource America, Inc (Class A)	76,041
3,209	e	SJW Corp	129,900
6,397	e	South Jersey Industries, Inc	243,406
8,788	e	Southwest Gas Corp	341,590
5,040	e	Southwest Water Co	72,677
13,256	e	Synagro Technologies, Inc	75,559
5,120		UIL Holdings Corp	177,664
7,694		Unisource Energy Corp	288,910
10,836	*	Waste Connections, Inc	324,430
1,452		Waste Industries USA, Inc	39,886
6,658	e*	Waste Services, Inc	66,181
19,109		Westar Energy, Inc	525,880
10,698	e	WGL Holdings, Inc	342,122
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,304,188

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.31%
930	e*	Acme Packet, Inc	13,745
5,744	*	Actel Corp	94,891
25,310	e*	Adaptec, Inc	97,950
5,364		Adtran, Inc	130,613
1,321	*	Advanced Energy Industries, Inc	27,794
13,508	*	Aeroflex, Inc	177,630
3,996	*	AMIS Holdings, Inc	43,756
35,022	e*	Andrew Corp	370,883
64,835	*	Applied Micro Circuits Corp	236,648
11,003	e*	Arris Group, Inc	154,922
2,093	*	ATMI, Inc	63,983
4,845		Baldor Electric Co	182,850
2,046	e	Bel Fuse, Inc (Class B)	79,201
12,489	*	Benchmark Electronics, Inc	258,023
15,056	e*	Bookham, Inc	34,177
47,099	e*	Brocade Communications Systems, Inc	448,382
4,952	*	CalAmp Corp	42,736
4,241	e*	Carrier Access Corp	21,672
3,051	e*	C-COR, Inc	42,287
8,304	*	Checkpoint Systems, Inc	196,473
15,088	e*	Conexant Systems, Inc	24,895
3,748	e	CTS Corp	51,797
3,241		Cubic Corp	70,135
7,560	*	Ditech Networks, Inc	61,387
5,376	*	DSP Group, Inc	102,144
971	e*	DTS, Inc	23,527
6,000	*	Electro Scientific Industries, Inc	115,440
811	*	EMS Technologies, Inc	15,628
9,845	*	EnerSys	169,137
3,230	*	Exar Corp	42,765
1,360	*	First Solar, Inc	70,734
10,476	e*	FuelCell Energy, Inc	82,341
10,872	*	GrafTech International Ltd	98,718
3,704	*	Greatbatch, Inc	94,452
2,026	*	Harmonic, Inc	19,895
5,645	*	Hutchinson Technology, Inc	131,811

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,647		Imation Corp	$308,786
3,557		Inter-Tel, Inc	84,087
1,570	e*	IXYS Corp	16,061
18,106	*	Kemet Corp	138,511
24,586	*	Lattice Semiconductor Corp	143,828
2,360	e*	Littelfuse, Inc	95,816
2,635	e*	Loral Space & Communications, Inc	134,069
4,560	e	LSI Industries, Inc	76,334
1,800	*	Mattson Technology, Inc	16,380
3,150	e*	Mercury Computer Systems, Inc	43,691
8,328		Methode Electronics, Inc	123,005
4,526	e*	MIPS Technologies, Inc	40,417
8,062	*	Moog, Inc (Class A)	335,782
26,676	e*	MRV Communications, Inc	94,700
1,110		National Presto Industries, Inc	68,420
2,537	e*	ON Semiconductor Corp	22,630
3,420	e*	Oplink Communications, Inc	61,457
2,660		OpNext Inc	39,341
4,460	e*	Optical Communication Products, Inc	5,976
420	e*	Optium Corp	8,152
1,827	e*	OSI Systems, Inc	48,306
3,755		Park Electrochemical Corp	101,836
2,977	*	Pericom Semiconductor Corp	29,115
8,632	*	Photronics, Inc	134,228
4,749		Plantronics, Inc	112,171
10,196	e*	Polycom, Inc	339,833
1,528	*	Powell Industries, Inc	48,896
10,736	e*	Power-One, Inc	61,410
27,505	e*	Powerwave Technologies, Inc	156,503
13,704	e*	Quantum Fuel Systems Technologies Worldwide, Inc	16,719
3,017	e	Regal-Beloit Corp	139,928
6,284	e*	RF Micro Devices, Inc	39,149
11,505	*	Silicon Storage Technology, Inc	56,720
26,385	e*	Skyworks Solutions, Inc	151,714
7,814	e*	Spectrum Brands, Inc	49,463
1,939	e*	Staktek Holdings, Inc	6,302
3,580	*	Standard Microsystems Corp	109,333
39,874	*	Sycamore Networks, Inc	149,129
8,048	e*	Symmetricom, Inc	66,798
8,958		Technitrol, Inc	234,610
600	e*	Techwell, Inc	7,482
2,058	e*	Tekelec	30,685
29,762	e*	Triquint Semiconductor, Inc	148,810
834	e*	TTM Technologies, Inc	7,956
1,884	e*	Universal Display Corp	28,430
215	*	Universal Electronics, Inc	5,990
14,139	e*	Utstarcom, Inc	117,212
1,680	*	Varian Semiconductor Equipment Associates, Inc	89,678
480	e*	Virage Logic Corp	3,490
18,521	e*	Zhone Technologies, Inc	22,966
1,473	*	Zoran Corp	25,070
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,290,797

ENGINEERING AND MANAGEMENT SERVICES - 1.51%
16,884	*	Applera Corp (Celera Genomics Group)	239,753
6,382	e*	Ariad Pharmaceuticals, Inc	28,655
2,305		CDI Corp	66,661

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,315	*	Cornell Cos, Inc	$46,809
114	*	CRA International, Inc	5,949
4,528	*	deCODE genetics, Inc	16,527
3,544	*	Exponent, Inc	70,703
7,985	*	Harris Interactive, Inc	48,150
7,500	e*	Incyte Corp	49,425
5,560	*	Infrasource Services, Inc	169,747
790	e	Landauer, Inc	39,879
1,200	*	LECG Corp	17,376
4,703		MAXIMUS, Inc	162,159
5,630	*	Maxygen, Inc	62,775
814	*	MTC Technologies, Inc	17,118
386	*	Navigant Consulting, Inc	7,627
3,694	e*	PharmaNet Development Group, Inc	96,044
3,853	*	Rigel Pharmaceuticals, Inc	41,844
9,260	e*	SAIC, Inc	160,383
11,134	e*	Savient Pharmaceuticals, Inc	133,831
630	*	Stanley, Inc	9,828
4,603	e*	Tetra Tech, Inc	87,733
6,345	*	Washington Group International, Inc	421,435
7,214		Watson Wyatt & Co Holdings (Class A)	350,961
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,351,372

FABRICATED METAL PRODUCTS - 0.96%
1,940	e	Ameron International Corp	127,768
7,707		Aptargroup, Inc	515,830
1,540	*	Chart Industries, Inc	27,966
3,510		CIRCOR International, Inc	125,307
4,734	*	Commercial Vehicle Group, Inc	97,520
458		Compx International, Inc	7,388
6,290	*	Griffon Corp	155,678
985	e	Gulf Island Fabrication, Inc	26,339
71	e*	Ladish Co, Inc	2,672
407		Lifetime Brands, Inc	8,502
421	e*	Mobile Mini, Inc	11,274
2,717	e	Mueller Water Products, Inc (Class A)	37,522
700	e*	PGT, Inc	8,400
1,632		Shiloh Industries, Inc	18,409
2,158		Silgan Holdings, Inc	110,295
582	e	Simpson Manufacturing Co, Inc	17,949
238	e	Valmont Industries, Inc	13,764
4,956	e	Watts Water Technologies, Inc (Class A)	188,477
		TOTAL FABRICATED METAL PRODUCTS	1,501,060

FINANCIAL SERVICES - 0.14%
11,432		CharterMac	221,209
		TOTAL FINANCIAL SERVICES	221,209

FOOD AND KINDRED PRODUCTS - 1.11%
150	*	Altus Pharmaceuticals, Inc	2,283
750	e*	Boston Beer Co, Inc (Class A)	25,013
1,310	e	Diamond Foods, Inc	21,812
1,577		Farmer Bros Co	35,798
5,088	e	Flowers Foods, Inc	153,505
2,511	e	Imperial Sugar Co	84,194
1,546		J&J Snack Foods Corp	61,052
1,509		Lancaster Colony Corp	66,683

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,804	e	Lance, Inc	$76,993
2,208	e*	M&F Worldwide Corp	105,123
7,579	*	Performance Food Group Co	233,964
3,102	e	Premium Standard Farms, Inc	65,266
5,302	e*	Ralcorp Holdings, Inc	340,919
406	e	Reddy Ice Holdings, Inc	12,253
3,534	e	Sanderson Farms, Inc	130,970
1,046	e	Tootsie Roll Industries, Inc	31,349
7,577		Topps Co, Inc	73,648
6,850	*	TreeHouse Foods, Inc	208,720
		TOTAL FOOD AND KINDRED PRODUCTS	1,729,545

FOOD STORES - 0.51%
3,991	e	Great Atlantic & Pacific Tea Co, Inc	132,421
2,390		Ingles Markets, Inc (Class A)	97,608
514	*	Pantry, Inc	23,243
10,391	*	Pathmark Stores, Inc	133,005
8,732	e	Ruddick Corp	262,659
940	e*	Susser Holdings Corp	16,309
410		Village Super Market (Class A)	39,151
2,181	e	Weis Markets, Inc	97,491
		TOTAL FOOD STORES	801,887

FURNITURE AND FIXTURES - 0.45%
5,783	e	Ethan Allen Interiors, Inc	204,371
9,540	e	Furniture Brands International, Inc	150,541
2,395	e	Hooker Furniture Corp	48,020
3,532	e	Kimball International, Inc (Class B)	68,097
10,787	e	La-Z-Boy, Inc	133,543
2,540	e	Sealy Corp	44,399
2,401		Stanley Furniture Co, Inc	49,941
375	*	Williams Scotsman International, Inc	7,373
		TOTAL FURNITURE AND FIXTURES	706,285

FURNITURE AND HOMEFURNISHINGS STORES - 0.17%
5,041	e*	Cost Plus, Inc	50,410
4,885	e	Haverty Furniture Cos, Inc	68,390
19,056	e*	Pier 1 Imports, Inc	131,677
1,248	e	Tuesday Morning Corp	18,520
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	268,997

GENERAL BUILDING CONTRACTORS - 0.54%
90		Amrep Corp	6,953
1,326	e*	Avatar Holdings, Inc	94,729
1,756	e	Brookfield Homes Corp	56,368
911	e*	Cavco Industries, Inc	31,839
7,914	e*	Hovnanian Enterprises, Inc (Class A)	199,116
3,680	e	Levitt Corp (Class A)	34,261
2,187	e	M/I Homes, Inc	58,065
5,002	e*	Meritage Homes Corp	160,664
1,134	*	Palm Harbor Homes, Inc	16,262
392	*	Perini Corp	14,449
3,738	e	Technical Olympic USA, Inc	14,915
7,330	e*	WCI Communities, Inc	156,422
		TOTAL GENERAL BUILDING CONTRACTORS	844,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.01%
10,084	*	99 Cents Only Stores	$148,537
24,319	*	Big Lots, Inc	760,698
1,532	e	Bon-Ton Stores, Inc	86,160
6,380	*	Cabela's, Inc	158,288
10,115		Casey's General Stores, Inc	252,976
200	e*	Conn's, Inc	4,950
8,293	e	Fred's, Inc	121,907
2,598		Stein Mart, Inc	42,399
		TOTAL GENERAL MERCHANDISE STORES	1,575,915

HEALTH SERVICES - 1.13%
1,093	e*	Alliance Imaging, Inc	9,542
2,660	e*	Amsurg Corp	65,143
8,353	*	Apria Healthcare Group, Inc	269,384
998	*	Corvel Corp	30,190
5,789	*	Cross Country Healthcare, Inc	105,533
1,310	*	eHealth, Inc	30,851
469	e*	Emeritus Corp	15,829
4,285	*	Genesis HealthCare Corp	270,426
2,999	*	Gentiva Health Services, Inc	60,490
3,462	*	Horizon Health Corp	67,682
6,298	*	Kindred Healthcare, Inc	206,448
7,004	*	Magellan Health Services, Inc	294,168
210	*	Matria Healthcare, Inc	5,536
1,217	*	Medcath Corp	33,224
252	e	National Healthcare Corp	12,847
2,092	*	Odyssey HealthCare, Inc	27,468
5,082		Option Care, Inc	67,591
3,370	e*	RehabCare Group, Inc	53,482
2,298	*	Sunrise Senior Living, Inc	90,817
1,899	*	Symbion, Inc	37,239
1,098	*	VistaCare, Inc (Class A)	9,553
		TOTAL HEALTH SERVICES	1,763,443

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.19%
5,466		Granite Construction, Inc	302,051
106	e*	Sterling Construction Co, Inc	2,020
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	304,071

HOLDING AND OTHER INVESTMENT OFFICES - 12.80%
9,309	e*	Affordable Residential Communities LP	112,918
1,730	e	Agree Realty Corp	59,062
5,210		Alexandria Real Estate Equities, Inc	522,928
4,870	e	American Campus Communities, Inc	147,512
28,417		American Financial Realty Trust	286,443
9,671	e	American Home Mortgage Investment Corp	261,020
12,053		Anthracite Capital, Inc	144,636
9,001		Anworth Mortgage Asset Corp	87,940
22,360	e	Apollo Investment Corp	478,504
2,519		Arbor Realty Trust, Inc	76,678
13,189	e	Ashford Hospitality Trust, Inc	157,477
14,304		BioMed Realty Trust, Inc	376,195
6,553		Capital Lease Funding, Inc	70,183
581	e	Capital Southwest Corp	89,282
2,486	e	Capital Trust, Inc (Class A)	113,287
2,000	e	CBRE Realty Finance, Inc	26,460
9,132	e	Cedar Shopping Centers, Inc	147,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
386	e	Cherokee, Inc	$16,621
2,587		Compass Diversified Trust	43,384
17,294		Crescent Real Estate Equities Co	346,918
1,360		Crystal River Capital, Inc	36,502
30,200		DCT Industrial Trust Inc	357,266
11,494		Deerfield Triarc Capital Corp	172,295
19,048		DiamondRock Hospitality Co	361,912
513		EastGroup Properties, Inc	26,178
5,508	e	Education Realty Trust, Inc	81,408
5,802		Entertainment Properties Trust	349,571
11,544	e	Equity Inns, Inc	189,091
8,370		Equity One, Inc	221,805
12,626		Extra Space Storage, Inc	239,136
10,885		FelCor Lodging Trust, Inc	282,683
9,346	e	Fieldstone Investment Corp	28,692
9,812	e	First Industrial Realty Trust, Inc	444,484
5,266		First Potomac Realty Trust	150,450
12,804	e	Franklin Street Properties Corp	245,581
30,636	e	Friedman Billings Ramsey Group, Inc (Class A)	169,111
2,944	e	Gladstone Capital Corp	69,714
1,033	e	Gladstone Investment Corp	15,361
7,872	e	GMH Communities Trust	78,641
3,982	e	Gramercy Capital Corp	122,168
544	e*	Harris & Harris Group, Inc	7,028
10,485	e	Healthcare Realty Trust, Inc	391,091
8,624	e	Hersha Hospitality Trust	101,591
1,820		HFF Inc	27,300
13,105		Highland Hospitality Corp	233,269
11,854		Highwoods Properties, Inc	468,114
1,072		Home Properties, Inc	56,612
14,944	e	HomeBanc Corp	52,155
16,261	e	IMPAC Mortgage Holdings, Inc	81,305
14,017	e	Inland Real Estate Corp	257,072
9,475		Innkeepers U.S.A. Trust	154,253
9,839		Investors Real Estate Trust	104,195
17,300		iShares Russell 2000 Value Index Fund	1,400,954
3,095	e	JER Investors Trust, Inc	58,867
6,268	e	Kite Realty Group Trust	125,047
17,627		KKR Financial Corp	483,509
8,757	e	LaSalle Hotel Properties	405,975
15,002		Lexington Corporate Properties Trust	316,992
4,870		LTC Properties, Inc	126,182
9,449		Luminent Mortgage Capital, Inc	84,474
6,990		Maguire Properties, Inc	248,564
10,485	e	Medical Properties Trust, Inc	154,025
17,390		MFA Mortgage Investments, Inc	133,903
3,865		Mid-America Apartment Communities, Inc	217,445
4,550		MVC Capital, Inc	71,208
5,326	e	National Health Investors, Inc	166,917
12,691		National Retail Properties, Inc	306,995
19,124		Nationwide Health Properties, Inc	597,816
10,554		Newcastle Investment Corp	292,662
12,928		NorthStar Realty Finance Corp	196,635
7,846	e	Novastar Financial, Inc	39,230
10,043		Omega Healthcare Investors, Inc	172,237
3,190		Parkway Properties, Inc	166,678
8,039		Pennsylvania Real Estate Investment Trust	356,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,403	d	Post Properties, Inc	$429,999
8,476	e	Potlatch Corp	388,031
2,802		PS Business Parks, Inc	197,597
1,830		Quadra Realty Trust Inc	23,863
13,635		RAIT Investment Trust	380,962
3,490		Ramco-Gershenson Properties	124,628
21,502		Realty Income Corp	606,356
4,473		Redwood Trust, Inc	233,401
4,793		Republic Property Trust	55,072
280	e	Resource Capital Corp	4,519
16,320		Senior Housing Properties Trust	390,048
3,878		Sovran Self Storage, Inc	214,880
23,584		Spirit Finance Corp	351,402
3,890	e*	Star Maritime Acquisition Corp	39,873
16,048	e	Strategic Hotels & Resorts, Inc	367,018
12,705		Sunstone Hotel Investors, Inc	346,338
3,044	e	Tarragon Corp	31,566
2,575	e	Universal Health Realty Income Trust	92,056
4,400	e	Urstadt Biddle Properties, Inc (Class A)	86,064
10,306		U-Store-It Trust	207,357
5,790		Winston Hotels, Inc	87,024
7,875		Winthrop Realty Trust	52,054
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,974,212

HOTELS AND OTHER LODGING PLACES - 0.71%
4,033		Ameristar Casinos, Inc	129,500
4,633	e*	Bluegreen Corp	52,307
8,909	*	Gaylord Entertainment Co	471,019
6,061	*	Great Wolf Resorts, Inc	80,187
3,678	*	Lodgian, Inc	49,138
4,426		Marcus Corp	102,949
2,980	e*	Outdoor Channel Holdings, Inc	30,456
1,247	e*	Riviera Holdings Corp	34,854
6,460	e*	Trump Entertainment Resorts, Inc	116,732
811	e*	Vail Resorts, Inc	44,062
		TOTAL HOTELS AND OTHER LODGING PLACES	1,111,204

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.57%
2,025		Albany International Corp (Class A)	72,779
960		Altra Holdings Inc	13,162
1,303		Ampco-Pittsburgh Corp	37,644
4,604	*	Asyst Technologies, Inc	32,366
21,177	e*	Axcelis Technologies, Inc	161,792
3,719	e*	Black Box Corp	135,892
3,434	e*	Blount International, Inc	42,753
11,213	e	Briggs & Stratton Corp	345,921
16,372	*	Brooks Automation, Inc	280,780
2,709		Cascade Corp	162,215
2,726	*	Cirrus Logic, Inc	20,881
9,060		Curtiss-Wright Corp	349,172
313	*	Cymer, Inc	13,005
12,701	*	Electronics for Imaging, Inc	297,838
12,761	*	Emulex Corp	233,399
4,482	*	EnPro Industries, Inc	161,576
27,161	*	Entegris, Inc	290,623
25,643	e*	Extreme Networks, Inc	108,470
54,092	*	Gateway, Inc	118,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,514	e*	Gehl Co	$38,425
7,748	*	Global Imaging Systems, Inc	151,086
1,873	*	Goodman Global, Inc	33,002
2,647	e	Gorman-Rupp Co	84,783
760	*	Isilon Systems, Inc	12,289
2,822	*	Kadant, Inc	71,566
1,751	e*	Komag, Inc	57,310
12,209	*	Kulicke & Soffa Industries, Inc	112,933
2,090	e	Lindsay Manufacturing Co	66,441
7,037		Modine Manufacturing Co	161,147
1,241		Nacco Industries, Inc (Class A)	170,526
3,271		NN, Inc	40,855
823		Nordson Corp	38,237
5,037	e*	Oil States International, Inc	161,637
18,990	*	Palm, Inc	344,289
9,057	*	Paxar Corp	259,936
45,150	e*	Quantum Corp	121,905
2,850		Robbins & Myers, Inc	106,277
25,959	e*	Safeguard Scientifics, Inc	76,839
464		Sauer-Danfoss, Inc	13,966
199	e*	Scansource, Inc	5,341
4,504	*	Semitool, Inc	58,552
2,590		Standex International Corp	73,841
230	*	T-3 Energy Services, Inc	4,628
3,680	e*	Tecumseh Products Co (Class A)	37,058
3,138		Tennant Co	98,816
1,206	*	Ultratech, Inc	16,414
6,596		Woodward Governor Co	271,557
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,568,385

INSTRUMENTS AND RELATED PRODUCTS - 2.50%
500		Accuray Inc	11,120
1,317		Analogic Corp	82,813
3,375	*	Anaren, Inc	59,434
500	*	Angiodynamics, Inc	8,445
982	e	Badger Meter, Inc	26,072
4,085	*	Bio-Rad Laboratories, Inc (Class A)	285,296
288	*	Biosite, Inc	24,183
2,635	e*	Coherent, Inc	83,635
5,041	e	Cohu, Inc	94,771
6,167	*	Conmed Corp	180,261
24,260	e*	Credence Systems Corp	80,301
2,460	e	Datascope Corp	89,027
1,065	*	Eagle Test Systems, Inc	17,722
3,462	e	EDO Corp	90,704
3,486	*	Esterline Technologies Corp	143,170
948	*	Excel Technology, Inc	25,909
5,209	e*	Fossil, Inc	137,882
8,778	*	HealthTronics, Inc	47,313
2,529	*	Herley Industries, Inc	39,503
1,818	e*	ICU Medical, Inc	71,266
11,180	e*	Input/Output, Inc	154,060
6,618	e	Invacare Corp	115,418
490	*	Ixia	4,557
1,500	e*	Kensey Nash Corp	45,750
4,427	e*	Kopin Corp	14,963
4,352	e*	L-1 Identity Solutions, Inc	71,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,926	*	Medical Action Industries, Inc	$46,031
5,504	*	Merit Medical Systems, Inc	69,075
2,619	e	Mine Safety Appliances Co	110,155
7,666	*	MKS Instruments, Inc	195,636
3,877	e	Movado Group, Inc	114,178
384		MTS Systems Corp	14,915
8,915	*	Newport Corp	145,939
410	e*	Northstar Neuroscience, Inc	5,248
3,439	e	Oakley, Inc	69,261
2,109	*	Photon Dynamics, Inc	26,594
169	*	Rofin-Sinar Technologies, Inc	10,001
4,177	e*	Rudolph Technologies, Inc	72,847
14,842		STERIS Corp	394,204
671	e*	Symmetry Medical, Inc	10,957
1,070	*	Teledyne Technologies, Inc	40,061
1,387	e*	Thoratec Corp	28,988
4,496	*	Varian, Inc	261,937
386	*	Veeco Instruments, Inc	7,527
2,508	*	Viasys Healthcare, Inc	85,247
133		Vital Signs, Inc	6,913
630	*	Volcano Corp	11,346
917	*	Wright Medical Group, Inc	20,440
3,456	e	X-Rite, Inc	44,755
196		Young Innovations, Inc	5,335
1,590	*	Zoll Medical Corp	42,374
3,943	*	Zygo Corp	63,127
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,908,518

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
4,917	e	Crawford & Co (Class B)	28,519
7,351	e	Hilb Rogal & Hobbs Co	360,567
2,032	e	James River Group, Inc	63,622
1,463	e	National Financial Partners Corp	68,629
9,755	*	USI Holdings Corp	164,372
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	685,709

INSURANCE CARRIERS - 4.71%
6,097		21st Century Insurance Group	129,256
680	*	ACA Capital Holdings, Inc	9,534
1,830		Affirmative Insurance Holdings, Inc	31,659
6,820	e	Alfa Corp	126,034
12,001	e	American Equity Investment Life Holding Co	157,573
2,130	*	American Physicians Capital, Inc	85,370
9,252	*	AMERIGROUP Corp	281,261
4,870	e	Amtrust Financial Services, Inc	51,427
6,855	*	Argonaut Group, Inc	221,828
1,930		Baldwin & Lyons, Inc (Class B)	49,119
3,359		Bristol West Holdings, Inc	74,469
3,450	*	CNA Surety Corp	72,795
11,921		Commerce Group, Inc	358,107
9,081		Delphi Financial Group, Inc (Class A)	365,329
3,384		Direct General Corp	71,944
2,910		Donegal Group, Inc (Class A)	49,412
1,250		EMC Insurance Group, Inc	32,250
10,670		Employers Holdings Inc	213,613
2,950		FBL Financial Group, Inc (Class A)	115,434
1,246	e*	First Acceptance Corp	13,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,130	*	First Mercury Financial Corp	$43,772
2,309	*	Fpic Insurance Group, Inc	103,143
1,824		Great American Financial Resources, Inc	44,652
3,056		Harleysville Group, Inc	99,289
680	*	Healthspring, Inc	16,014
9,029		Horace Mann Educators Corp	185,546
1,300		Independence Holding Co	28,132
4,308		Infinity Property & Casualty Corp	201,873
790	e	Kansas City Life Insurance Co	35,550
3,907	e	LandAmerica Financial Group, Inc	288,766
5,432	*	Meadowbrook Insurance Group, Inc	59,698
2,674		Midland Co	113,431
1,266	*	Molina Healthcare, Inc	38,727
1,420	e	National Interstate Corp	36,579
485		National Western Life Insurance Co (Class A)	118,728
2,872	*	Navigators Group, Inc	144,088
1,157		NYMAGIC, Inc	47,263
2,805	e	Odyssey Re Holdings Corp	110,265
13,227		Ohio Casualty Corp	396,149
24,702		Phoenix Cos, Inc	342,864
7,177	e*	PMA Capital Corp (Class A)	67,392
4,781		Presidential Life Corp	94,281
7,279	e*	ProAssurance Corp	372,321
4,542		RLI Corp	249,492
2,789		Safety Insurance Group, Inc	111,895
2,310	*	SCPIE Holdings, Inc	52,437
3,557	*	SeaBright Insurance Holdings, Inc	65,449
12,796		Selective Insurance Group, Inc	325,786
3,058		State Auto Financial Corp	98,254
3,643		Stewart Information Services Corp	152,241
2,344	e*	Triad Guaranty, Inc	97,065
4,390		United Fire & Casualty Co	154,221
8,088	*	Universal American Financial Corp	156,745
8,098		Zenith National Insurance Corp	382,792
		TOTAL INSURANCE CARRIERS	7,344,360

LEATHER AND LEATHER PRODUCTS - 0.34%
4,245	*	Genesco, Inc	176,295
5,091	*	Timberland Co (Class A)	132,519
1,550		Weyco Group, Inc	40,269
6,294		Wolverine World Wide, Inc	179,820
		TOTAL LEATHER AND LEATHER PRODUCTS	528,903

LEGAL SERVICES - 0.08%
3,778	e*	FTI Consulting, Inc	126,903
		TOTAL LEGAL SERVICES	126,903

LUMBER AND WOOD PRODUCTS - 0.13%
1,270		Skyline Corp	42,850
3,179		Universal Forest Products, Inc	157,519
		TOTAL LUMBER AND WOOD PRODUCTS	200,369

METAL MINING - 0.44%
5,912	e	Cleveland-Cliffs, Inc	378,427
11,173	e*	Rosetta Resources, Inc	229,493
2,267	e	Royal Gold, Inc	68,237

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,171	e*	Stillwater Mining Co	$14,860
		TOTAL METAL MINING	691,017

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.60%
5,374		Blyth, Inc	113,445
16,605	e	Callaway Golf Co	261,695
5,746	e*	Jakks Pacific, Inc	137,329
9,815	*	K2, Inc	118,663
709	e	Marine Products Corp	6,785
1,926	e	Nautilus, Inc	29,718
4,297	*	RC2 Corp	173,556
2,520	e*	Russ Berrie & Co, Inc	35,532
1,781	*	Steinway Musical Instruments, Inc	57,473
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	934,196

MISCELLANEOUS RETAIL - 0.61%
710		Shutterfly Inc	11,388
770	*	1-800-FLOWERS.COM, Inc (Class A)	5,991
1,649	e*	AC Moore Arts & Crafts, Inc	35,190
1,037		Big 5 Sporting Goods Corp	26,879
3,158	e	Books-A-Million, Inc	44,970
13,032	e	Borders Group, Inc	266,113
3,120		Cash America International, Inc	127,920
839		Longs Drug Stores Corp	43,326
2,105	e*	Pricesmart, Inc	32,333
2,350	e*	Systemax, Inc	44,016
444	*	Valuevision International, Inc (Class A)	5,488
10,503	e*	Zale Corp	277,069
2,477	*	dELiA*s, Inc	22,739
		TOTAL MISCELLANEOUS RETAIL	943,422

MOTION PICTURES - 0.53%
8,379	e*	Avid Technology, Inc	292,260
41,612	e*	Blockbuster, Inc (Class A)	267,981
2,796		Carmike Cinemas, Inc	64,867
1,561	e*	Macrovision Corp	39,103
900		National CineMedia Inc	24,030
6,475	*	Time Warner Telecom, Inc (Class A)	134,486
		TOTAL MOTION PICTURES	822,727

NONDEPOSITORY INSTITUTIONS - 0.90%
4,503	e*	Accredited Home Lenders Holding Co	41,743
3,826		Advanta Corp (Class B)	167,732
11,368		Ares Capital Corp	206,557
957	e*	CompuCredit Corp	29,878
15,840	e*	Doral Financial Corp	25,978
2,114	e	Federal Agricultural Mortgage Corp (Class C)	57,501
5,717	e	Financial Federal Corp	150,471
5,900		Freedom Acquisition Holdings Inc	56,463
2,440		Highland Distressed Opportunities Inc	35,063
3,500		Information Services Group Inc	26,110
3,923	*	INVESTools, Inc	54,530
1,890		Kohlberg Capital Corp	30,240
12,585		MCG Capital Corp	236,095
3,102	e	Medallion Financial Corp	35,487
790		NewStar Financial Inc	13,240
3,886	e	NGP Capital Resources Co	61,438
2,650		NTR Acqusition Co	24,142

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,657	e*	Ocwen Financial Corp	$98,546
2,087	e	Technology Investment Capital Corp	35,291
270	*	World Acceptance Corp	10,787
		TOTAL NONDEPOSITORY INSTITUTIONS	1,397,292

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
7,009		Compass Minerals International, Inc	234,101
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	234,101

OIL AND GAS EXTRACTION - 2.34%
3,491	e*	Bill Barrett Corp	113,143
338	e*	Bois d'Arc Energy, Inc	4,472
9,591	e*	Brigham Exploration Co	59,656
400	*	Bronco Drilling Co, Inc	6,628
2,280		Cal Dive International Inc	27,839
2,300	*	Callon Petroleum Co	31,211
2,746	*	Comstock Resources, Inc	75,185
821	*	Dawson Geophysical Co	40,664
1,986		Delta & Pine Land Co	81,823
740	e*	Delta Petroleum Corp	16,990
5,790	*	Edge Petroleum Corp	72,491
11,576	e*	Encore Acquisition Co	280,023
2,046	e*	Energy Partners Ltd	37,135
11,518	*	EXCO Resources, Inc	190,968
830	*	Geomet, Inc	7,321
22,428	e*	Hanover Compressor Co	499,023
7,880	e*	Harvest Natural Resources, Inc	76,751
6,383	e*	Houston Exploration Co	344,363
5,255	e*	McMoRan Exploration Co	72,046
20,078	*	Meridian Resource Corp	48,388
9,030	*	Newpark Resources, Inc	63,662
23,780	*	Parker Drilling Co	223,294
800	v*	PetroCorp	0
12,545	*	PetroHawk Energy Corp	165,218
6,228	*	Petroquest Energy, Inc	72,805
3,450	e*	RAM Energy Resources, Inc	15,974
6,081	*	Stone Energy Corp	180,545
2,526	e*	Sulphco, Inc	8,639
6,384	e*	Swift Energy Co	266,660
2,420	e*	Trico Marine Services, Inc	90,169
2,804	*	Union Drilling, Inc	39,817
820	e*	Venoco, Inc	14,645
8,445	e*	Warren Resources, Inc	110,038
8,107	e*	Whiting Petroleum Corp	319,497
		TOTAL OIL AND GAS EXTRACTION	3,657,083

PAPER AND ALLIED PRODUCTS - 1.20%
12,270	e	Bowater, Inc	292,271
8,172	*	Buckeye Technologies, Inc	106,073
7,110	e*	Caraustar Industries, Inc	44,651
4,140	e	Chesapeake Corp	62,514
9,274		Glatfelter	138,275
3,610		Greif, Inc (Class A)	401,107
10,673		Longview Fibre Co	262,876
5,046	*	Mercer International, Inc	60,350
3,018	*	Playtex Products, Inc	40,954
7,400		Rock-Tenn Co (Class A)	245,680

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,190		Schweitzer-Mauduit International, Inc	$79,272
9,085		Wausau Paper Corp	130,461
		TOTAL PAPER AND ALLIED PRODUCTS	1,864,484

PERSONAL SERVICES - 0.54%
2,960		Coinmach Service Corp (Class A)	31,406
5,520	*	Coinstar, Inc	172,776
4,552		G & K Services, Inc (Class A)	165,147
10,013	e	Regis Corp	404,225
1,980		Unifirst Corp	75,973
		TOTAL PERSONAL SERVICES	849,527

PETROLEUM AND COAL PRODUCTS - 0.35%
1,084	e	Alon USA Energy, Inc	39,241
2,140	*	Giant Industries, Inc	161,891
3,714	*	Headwaters, Inc	81,151
1,839	e	WD-40 Co	58,315
5,088		Western Refining, Inc	198,534
		TOTAL PETROLEUM AND COAL PRODUCTS	539,132

PRIMARY METAL INDUSTRIES - 2.44%
9,327	e	Belden CDT, Inc	499,834
4,250	*	Brush Engineered Materials, Inc	205,998
2,323	*	Century Aluminum Co	108,902
8,190		Chaparral Steel Co	476,412
1,410		Claymont Steel Inc	28,101
789	*	General Cable Corp	42,156
5,030	e	Gibraltar Industries, Inc	113,779
6,349	*	Lone Star Technologies, Inc	419,224
2,441		Matthews International Corp (Class A)	99,349
6,976		Mueller Industries, Inc	209,978
1,936		Olympic Steel, Inc	59,997
6,527		Quanex Corp	276,418
4,999	e	Schnitzer Steel Industries, Inc (Class A)	200,810
2,292	e	Steel Technologies, Inc	67,797
4,077	e*	Superior Essex, Inc	141,350
4,165		Texas Industries, Inc	314,582
7,200		Tredegar Corp	164,088
2,254	*	Wheeling-Pittsburgh Corp	53,397
15,872	e	Worthington Industries, Inc	326,646
		TOTAL PRIMARY METAL INDUSTRIES	3,808,818

PRINTING AND PUBLISHING - 1.73%
5,699	*	ACCO Brands Corp	137,289
11,711		American Greetings Corp (Class A)	271,812
19,918	e	Belo (A.H.) Corp (Class A)	371,869
6,228	e	Bowne & Co, Inc	97,966
751	*	Consolidated Graphics, Inc	55,612
1,982		Courier Corp	77,437
1,364	e	CSS Industries, Inc	51,123
5,590		Ennis, Inc	149,588
2,000	e	GateHouse Media, Inc	40,600
3,611		John H Harland Co	184,992
9,603		Journal Communications, Inc (Class A)	125,895
8,583		Journal Register Co	51,155
10,033		Lee Enterprises, Inc	301,492
4,873		Media General, Inc (Class A)	185,954

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,847	e*	Playboy Enterprises, Inc (Class B)	$39,586
42,987	*	Primedia, Inc	114,345
2,456	e	Schawk, Inc	44,478
7,695	*	Scholastic Corp	239,315
3,384	e	Standard Register Co	42,808
7,259	e*	Sun-Times Media Group, Inc (Class A)	36,005
4,419	*	Valassis Communications, Inc	75,963
		TOTAL PRINTING AND PUBLISHING	2,695,284

RAILROAD TRANSPORTATION - 0.11
2,697		Florida East Coast Industries	169,075
		TOTAL RAILROAD TRANSPORTATION	169,075

REAL ESTATE - 0.22%
2,545		California Coastal Communities, Inc	51,638
640	*	Housevalues, Inc	3,238
610	e*	LoopNet, Inc	10,425
8,030		Meruelo Maddux Properties Inc	70,263
1,710	e	Orleans Homebuilders, Inc	15,134
23,460		Stewart Enterprises, Inc (Class A)	189,088
		TOTAL REAL ESTATE	339,786

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.63%
13,459		Cooper Tire & Rubber Co	246,165
1,088	*	Deckers Outdoor Corp	77,270
580	*	Metabolix, Inc	9,645
5,269	e	Schulman (A.), Inc	124,138
145	*	Skechers U.S.A., Inc (Class A)	4,868
7,100		Spartech Corp	208,314
4,751		Titan International, Inc	120,343
7,371		Tupperware Corp	183,759
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	974,502

SECURITY AND COMMODITY BROKERS - 0.79%
554		Calamos Asset Management, Inc (Class A)	12,365
639	e	Cohen & Steers, Inc	27,528
1,372	e	GAMCO Investors, Inc (Class A)	59,449
960	*	KBW, Inc	33,370
22,895	*	Knight Capital Group, Inc (Class A)	362,657
11,582	e*	LaBranche & Co, Inc	94,509
4,116	*	MarketAxess Holdings, Inc	68,902
4,070	*	Piper Jaffray Cos	252,096
3,648		Sanders Morris Harris Group, Inc	38,851
1,360	e*	Stifel Financial Corp	60,248
4,960		SWS Group, Inc	123,058
4,016		Waddell & Reed Financial, Inc (Class A)	93,653
		TOTAL SECURITY AND COMMODITY BROKERS	1,226,686

SOCIAL SERVICES - 0.09%
4,239	e*	Capital Senior Living Corp	49,215
5,060	*	Res-Care, Inc	88,550
		TOTAL SOCIAL SERVICES	137,765

SPECIAL TRADE CONTRACTORS - 0.57%
5,610		Comfort Systems USA, Inc	67,208
8,848	e*	Dycom Industries, Inc	230,579
6,892	*	EMCOR Group, Inc	406,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,764	e*	Insituform Technologies, Inc (Class A)	$119,834
1,740	e*	Layne Christensen Co	63,371
		TOTAL SPECIAL TRADE CONTRACTORS	887,482

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
1,044		Apogee Enterprises, Inc	20,922
2,192	e*	Cabot Microelectronics Corp	73,454
786	*	US Concrete, Inc	6,147
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	100,523

TEXTILE MILL PRODUCTS - 0.12%
630		Heelys Inc	18,484
3,067		Oxford Industries, Inc	151,632
2,451		Xerium Technologies, Inc	19,657
		TOTAL TEXTILE MILL PRODUCTS	189,773

TOBACCO PRODUCTS - 0.26%
5,642	e	Universal Corp	346,137
3,322	e	Vector Group Ltd	62,155
		TOTAL TOBACCO PRODUCTS	408,292

TRANSPORTATION BY AIR - 0.79%
522	*	Air Methods Corp	12,538
4,455	e*	Alaska Air Group, Inc	169,736
490		Allegiant Travel Co	15,435
3,633	*	Atlas Air Worldwide Holdings, Inc	191,568
5,176	*	Bristow Group, Inc	188,665
9,238	e*	ExpressJet Holdings, Inc	53,950
5,981	e*	Frontier Airlines Holdings, Inc	35,946
7,693	e*	JetBlue Airways Corp	88,546
6,892	e*	Mesa Air Group, Inc	51,897
1,557	e*	PHI, Inc	42,132
6,972	*	Republic Airways Holdings, Inc	160,077
8,465		Skywest, Inc	227,116
		TOTAL TRANSPORTATION BY AIR	1,237,606

TRANSPORTATION EQUIPMENT - 2.00%
1,132		A.O. Smith Corp	43,265
1,112	e*	AAR Corp	30,647
2,704	*	Accuride Corp	39,478
4,795	*	Aftermarket Technology Corp	116,423
11,376	e	American Axle & Manufacturing Holdings, Inc	311,134
2,601		Arctic Cat, Inc	50,693
15,463	e	ArvinMeritor, Inc	282,200
7,256		Clarcor, Inc	230,741
10,172		Federal Signal Corp	157,869
1,261	e	Freightcar America, Inc	60,742
1,862	e	Greenbrier Cos, Inc	49,715
5,442		Group 1 Automotive, Inc	216,428
2,589	e*	K&F Industries Holdings, Inc	69,722
5,272		Kaman Corp	122,890
5,557	e	Monaco Coach Corp	88,523
708		Noble International Ltd	11,880
6,686	*	Orbital Sciences Corp	125,296
1,698	e	Polaris Industries, Inc	81,470
1,418	*	Sequa Corp (Class A)	169,834
5,041	e	Superior Industries International, Inc	105,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,136	*	Tenneco, Inc	$207,143
967	*	TransDigm Group, Inc	35,179
2,784	e	Triumph Group, Inc	154,067
28,083	*	Visteon Corp	239,829
6,175	e	Wabash National Corp	95,219
632	e	Winnebago Industries, Inc	21,254
		TOTAL TRANSPORTATION EQUIPMENT	3,116,645

TRANSPORTATION SERVICES - 0.44%
1,550	e	Ambassadors International, Inc	71,517
616	*	Dynamex, Inc	15,671
16,395	*	Lear Corp	598,581
		TOTAL TRANSPORTATION SERVICES	685,769

TRUCKING AND WAREHOUSING - 0.47%
5,545	e	Arkansas Best Corp	197,125
414	e	Forward Air Corp	13,612
6,287		Heartland Express, Inc	99,838
2,101	*	Marten Transport Ltd	33,364
834	*	P.A.M. Transportation Services, Inc	17,197
310	e*	Patriot Transportation Holding, Inc	27,779
3,091	*	Saia, Inc	73,411
12,814	e*	SIRVA, Inc	45,746
1,309	*	U.S. Xpress Enterprises, Inc (Class A)	22,593
1,307	e*	USA Truck, Inc	20,311
10,426	e	Werner Enterprises, Inc	189,440
		TOTAL TRUCKING AND WAREHOUSING	740,416

WATER TRANSPORTATION - 0.24%
3,755	*	Gulfmark Offshore, Inc	163,906
2,168		Horizon Lines, Inc (Class A)	71,154
4,858	*	Hornbeck Offshore Services, Inc	139,182
		TOTAL WATER TRANSPORTATION	374,242

WHOLESALE TRADE-DURABLE GOODS - 1.21%
6,699		Agilysys, Inc	150,527
1,582	e	Barnes Group, Inc	36,402
2,910		BlueLinx Holdings, Inc	30,555
6,157	e	Building Material Holding Corp	111,503
1,123	e	Castle (A.M.) & Co	32,971
2,746	*	Digi International, Inc	34,874
4,042	e*	Genesis Microchip, Inc	37,550
630	e*	Hansen Medical, Inc	11,907
1,020	e*	Houston Wire & Cable Co	28,580
24,100		IKON Office Solutions, Inc	346,317
10,618	*	Insight Enterprises, Inc	190,912
931	e	Lawson Products, Inc	35,266
3,823	e*	Merge Technologies, Inc	18,618
8,795	e	Owens & Minor, Inc	323,040
11,409	e	PEP Boys-Manny Moe & Jack	217,798
5,520	e	Ryerson Tull, Inc	218,702
3,396	e*	West Marine, Inc	61,841
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,887,363

WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
20,467	*	Alliance One International, Inc	188,910
1,250	e*	Central European Distribution Corp	36,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,185	e*	Core-Mark Holding Co, Inc	$77,961
6,849	*	Hain Celestial Group, Inc	205,949
1,816	e	Kenneth Cole Productions, Inc (Class A)	46,617
2,576	e	K-Swiss, Inc (Class A)	69,604
363	e*	Maui Land & Pineapple Co, Inc	13,122
2,212		Myers Industries, Inc	41,320
2,848	e	Nash Finch Co	98,142
4,605		Nu Skin Enterprises, Inc (Class A)	76,075
2,405	*	Perry Ellis International, Inc	76,936
3,977	*	School Specialty, Inc	143,609
3,090	*	Smart & Final, Inc	67,269
6,449	e*	Source Interlink Cos, Inc	43,235
4,635	e	Spartan Stores, Inc	124,218
8,060	e	Stride Rite Corp	124,043
20,879	e*	Terra Industries, Inc	365,383
6,424	*	United Stationers, Inc	384,926
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,183,707

		TOTAL COMMON STOCKS
		(Cost $135,693,246)	155,606,102

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 29.04%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.87%
$ 1,360,000	d	Federal Home Loan Bank (FHLB), 4.900%, 04/02/07	1,359,445

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.17%
43,962,010		State Street Navigator Securities Lending Prime Portfolio	43,962,010

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $45,321,821)	45,321,455

		TOTAL PORTFOLIO - 128.76%
		(Cost $181,015,067)	200,927,557
		OTHER ASSETS & LIABILITIES, NET - (28.76)%	(44,875,467)
		NET ASSETS - 100.00%	$156,052,090

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $1,437,174.
	e	All or a portion of these securities are out on loan.
	v	Security at fair value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.31%

AGRICULTURAL PRODUCTION-CROPS - 0.04%
5,923	e*	Chiquita Brands International, Inc	$83,040
		TOTAL AGRICULTURAL PRODUCTION-CROPS	83,040

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.16%
5,818	e	Pilgrim's Pride Corp	193,099
57		Seaboard Corp	128,820
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	321,919

AMUSEMENT AND RECREATION SERVICES - 0.88%
7,491	e*	Bally Technologies, Inc	176,638
4,834	e,v*	Bally Total Fitness Holding Corp	9,620
2,669	e*	Century Casinos, Inc	22,019
1,327		Churchill Downs, Inc	60,233
2,030		Dover Downs Gaming & Entertainment, Inc	26,146
2,742		Dover Motorsports, Inc	14,396
3,129	e*	Lakes Entertainment, Inc	34,888
5,059	*	Leapfrog Enterprises, Inc	54,131
4,369	e*	Life Time Fitness, Inc	224,610
9,169	*	Live Nation, Inc	202,268
7,057	*	Magna Entertainment Corp	25,687
6,768	e*	Marvel Entertainment, Inc	187,812
2,880	*	MTR Gaming Group, Inc	37,670
3,537	e*	Multimedia Games, Inc	42,090
8,380	*	Pinnacle Entertainment, Inc	243,607
9,267	e*	Six Flags, Inc	55,695
2,191		Speedway Motorsports, Inc	84,901
1,005	*	Town Sports International Holdings, Inc	21,909
10,475		Westwood One, Inc	71,963
3,882	e*	WMS Industries, Inc	152,330
3,262	e	World Wrestling Entertainment, Inc	53,171
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,801,784

APPAREL AND ACCESSORY STORES - 1.74%
7,838	*	Aeropostale, Inc	315,323
3,499	e	Bebe Stores, Inc	60,813
4,070		Brown Shoe Co, Inc	170,940
2,176	e	Buckle, Inc	77,683
1,755	*	Cache, Inc	31,151
7,052	e*	Carter's, Inc	178,698
5,222	e*	Casual Male Retail Group, Inc	61,776
4,148		Cato Corp (Class A)	97,022
2,340	*	Charlotte Russe Holding, Inc	67,556
17,587	*	Charming Shoppes, Inc	227,752
3,248	*	Children's Place Retail Stores, Inc	181,108
5,202		Christopher & Banks Corp	101,283
880	e*	Citi Trends, Inc	37,611

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
641	e	DEB Shops, Inc	$17,358
6,731	*	Dress Barn, Inc	140,072
2,369	e*	DSW, Inc (Class A)	99,995
6,304		Finish Line, Inc (Class A)	79,430
6,740	*	HOT Topic, Inc	74,814
3,167	*	J Crew Group, Inc	127,218
3,280	*	Jo-Ann Stores, Inc	89,380
2,645	e*	JOS A Bank Clothiers, Inc	93,501
2,891	*	New York & Co, Inc	45,649
10,464	*	Pacific Sunwear Of California, Inc	217,965
9,560	*	Payless Shoesource, Inc	317,392
1,252	*	Shoe Carnival, Inc	41,692
6,078		Stage Stores, Inc	141,678
1,324	e*	Syms Corp	24,693
3,077	e	Talbots, Inc	72,679
4,862	*	Tween Brands, Inc	173,671
2,981	e*	Under Armour, Inc (Class A)	152,925
11,197	e*	Wet Seal, Inc (Class A)	73,340
		TOTAL APPAREL AND ACCESSORY STORES	3,592,168

APPAREL AND OTHER TEXTILE PRODUCTS - 0.79%
1,843		Columbia Sportswear Co	114,837
6,020		Guess ?, Inc	243,750
4,796	*	Gymboree Corp	192,176
4,382	e*	Hartmarx Corp	32,427
3,595		Kellwood Co	105,441
1,948	*	Maidenform Brands, Inc	44,940
7,929		Phillips-Van Heusen Corp	466,225
17,536	*	Quiksilver, Inc	203,418
1,771	e*	True Religion Apparel, Inc	28,761
6,758	*	Warnaco Group, Inc	191,927
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,623,902

AUTO REPAIR, SERVICES AND PARKING - 0.45%
1,444	e*	Amerco, Inc	101,066
1,635	e	Bandag, Inc	82,878
1,224	e	Central Parking Corp	27,148
3,574	*	Dollar Thrifty Automotive Group, Inc	182,417
2,062	*	Midas, Inc	44,477
1,736		Monro Muffler, Inc	60,934
7,622	*	PHH Corp	232,928
763	*	Standard Parking Corp	26,987
5,789	*	Wright Express Corp	175,580
		TOTAL AUTO REPAIR, SERVICES AND PARKING	934,415

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
2,064	e*	America's Car-Mart, Inc	27,575
1,750		Asbury Automotive Group, Inc	49,437
6,430	*	CSK Auto Corp	110,596
2,111		Lithia Motors, Inc (Class A)	57,862
2,468	e*	MarineMax, Inc	57,208
3,114	*	Rush Enterprises, Inc (Class A)	59,820
4,207		Sonic Automotive, Inc (Class A)	119,900
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	482,398

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
2,030	e*	Builders FirstSource, Inc	$32,622
9,595	e*	Central Garden and Pet Co	141,045
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	173,667

BUSINESS SERVICES - 10.70%
7,095	e*	24/7 Real Media, Inc	56,973
56,263	*	3Com Corp	219,988
2,414	e*	3D Systems Corp	52,891
6,292		Aaron Rents, Inc	166,360
6,280		ABM Industries, Inc	165,729
4,196	e*	Acacia Research (Acacia Technologies)	66,381
2,440	e*	Access Integrated Technologies, Inc (Class A)	13,249
7,698	*	Actuate Corp	40,183
3,316		Administaff, Inc	116,723
2,927	*	Advent Software, Inc	102,064
8,592	e*	Agile Software Corp	59,714
3,461	e*	Altiris, Inc	113,901
3,686	*	American Reprographics Co	113,492
4,754	*	AMN Healthcare Services, Inc	107,535
2,391	*	Ansoft Corp	75,651
4,730	*	Ansys, Inc	240,142
10,940	*	aQuantive, Inc	305,335
4,321		Arbitron, Inc	202,871
10,719	*	Ariba, Inc	100,758
14,574	*	Art Technology Group, Inc	33,812
12,280	e*	Aspen Technology, Inc	159,640
2,154	*	Asset Acceptance Capital Corp	33,322
4,205	e*	Audible, Inc	43,690
7,346	*	Avocent Corp	198,122
1,568	e*	Bankrate, Inc	55,256
1,114		Barrett Business Services	25,678
26,765	e*	BearingPoint, Inc	205,020
17,314	*	BISYS Group, Inc	198,418
6,376		Blackbaud, Inc	155,702
4,038	e*	Blackboard, Inc	135,798
1,933	e*	Blue Coat Systems, Inc	70,999
9,851	e*	Borland Software Corp	51,915
2,855	e*	Bottomline Technologies, Inc	31,119
6,460		Brady Corp (Class A)	201,552
4,390	*	CACI International, Inc (Class A)	205,715
440	*	Capella Education Co	14,758
6,655		Catalina Marketing Corp	210,165
7,403	e*	CBIZ, Inc	52,561
4,246	*	Chordiant Software Inc	43,946
7,132	*	Ciber, Inc	56,129
1,411	e*	Clayton Holdings, Inc	21,645
67,150	e*	CMGI, Inc	142,358
21,542	e*	CNET Networks, Inc	187,631
2,898	e*	Cogent Communications Group, Inc	68,480
6,417	e*	Cogent, Inc	86,309
6,418	e	Cognex Corp	139,078
1,620	*	Commvault Systems, Inc	26,244

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,522	e	Computer Programs & Systems, Inc	$40,820
2,545	*	COMSYS IT Partners, Inc	50,645
4,726	e*	Concur Technologies, Inc	82,516
5,065	e*	Convera Corp (Class A)	15,904
2,283	e*	CoStar Group, Inc	102,004
4,431	*	Covansys Corp	109,357
6,852	*	CSG Systems International, Inc	171,437
4,620	e*	Cybersource Corp	57,796
1,548	*	DealerTrack Holdings, Inc	47,555
7,374		Deluxe Corp	247,250
4,879	*	Dendrite International, Inc	76,405
5,677	e*	Digital River, Inc	313,654
1,150	e*	DivX, Inc	23,046
3,817	*	DynCorp International, Inc (Class A)	57,598
16,859	*	Earthlink, Inc	123,914
5,127	e*	Echelon Corp	54,039
6,558	e*	Eclipsys Corp	126,373
2,780	*	eCollege.com, Inc	49,901
6,685	*	eFunds Corp	178,222
2,903	*	Electro Rent Corp	41,803
2,690	e*	Emageon, Inc	29,590
8,421	e*	Epicor Software Corp	117,136
1,947	e*	EPIQ Systems, Inc	39,680
4,109	*	Equinix, Inc	351,854
3,125	e*	eSpeed, Inc (Class A)	29,687
9,972	e*	Evergreen Energy, Inc	65,516
680	*	ExlService Holdings, Inc	14,028
4,905	*	FalconStor Software, Inc	51,110
1,246	*	First Advantage Corp (Class A)	29,867
2,042	*	Forrester Research, Inc	57,911
1,752		FTD Group, Inc	28,961
7,359	*	Gartner, Inc	176,248
2,875	*	Gerber Scientific, Inc	30,504
3,612		Gevity HR, Inc	71,301
4,617	*	Global Cash Access, Inc	77,058
1,735	e*	H&E Equipment Services, Inc	37,303
3,876	e	Healthcare Services Group	111,047
2,116	e	Heartland Payment Systems, Inc	50,022
2,669	*	Heidrick & Struggles International, Inc	129,313
3,687	*	Hudson Highland Group, Inc	57,480
6,710	e*	Hypercom Corp	39,992
8,518	*	Hyperion Solutions Corp	441,488
1,922	e*	i2 Technologies, Inc	46,128
949	e*	ICT Group, Inc	16,608
2,621	*	iGate Corp	21,597
3,424	*	IHS, Inc (Class A)	140,761
2,735	e*	Infocrossing, Inc	40,669
12,470	*	Informatica Corp	167,472
4,267	*	Infospace, Inc	109,534
4,778		infoUSA, Inc	45,964
1,821	*	Innerworkings, Inc	21,488
1,570	e*	Innovative Solutions & Support, Inc	39,752
1,810	e	Integral Systems, Inc	43,748
4,915		Interactive Data Corp	121,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,939	e*	Internap Network Services Corp	$93,539
5,592	e*	Internet Capital Group, Inc	59,834
1,600	e	Interpool, Inc	39,072
5,816	*	Interwoven, Inc	98,290
4,073	*	inVentiv Health, Inc	155,955
8,292	*	Ipass, Inc	41,709
11,425		Jack Henry & Associates, Inc	274,771
4,401	e*	JDA Software Group, Inc	66,147
3,960	e*	Jupitermedia Corp	26,215
6,321	*	Keane, Inc	85,839
2,905		Kelly Services, Inc (Class A)	93,541
2,739	*	Kenexa Corp	85,265
3,816	*	Kforce, Inc	52,546
2,958	e*	Knot, Inc	63,686
6,084	*	Korn/Ferry International	139,567
4,646	*	Kronos, Inc	248,561
7,831	*	Labor Ready, Inc	148,711
17,875	e*	Lawson Software, Inc	144,609
9,002	*	Lionbridge Technologies	45,820
1,031	*	Liquidity Services, Inc	17,465
2,837	*	LoJack Corp	53,846
5,600	*	Magma Design Automation, Inc	66,976
3,855	*	Manhattan Associates, Inc	105,743
2,607	*	Mantech International Corp (Class A)	87,100
2,825	*	Mapinfo Corp	56,867
3,352	e	Marchex, Inc (Class B)	51,353
1,953	e*	Marlin Business Services, Inc	42,732
11,540	*	Mentor Graphics Corp	188,564
1,389	*	MicroStrategy, Inc (Class A)	175,556
4,475	e*	Midway Games, Inc	27,969
13,904	*	Move, Inc	77,028
14,825	*	MPS Group, Inc	209,774
2,662	e*	Neoware, Inc	26,806
3,533	*	Ness Technologies, Inc	45,152
6,566	e*	NetFlix, Inc	152,266
1,714	e*	Netratings, Inc	35,651
4,468	*	Netscout Systems, Inc	40,435
4,898	e	NIC, Inc	26,253
17,884	e*	Nuance Communications, Inc	273,804
2,121	*	Omniture, Inc	38,666
4,651	*	On Assignment, Inc	57,719
3,052	*	Online Resources Corp	35,006
2,031	*	Opnet Technologies, Inc	27,439
11,701	e*	Opsware, Inc	84,832
4,858	*	Packeteer, Inc	60,336
16,015	*	Parametric Technology Corp	305,726
2,767	e*	PDF Solutions, Inc	31,239
2,294	e	Pegasystems, Inc	21,220
3,454	e*	PeopleSupport, Inc	39,548
2,804	e*	Perficient, Inc	55,463
12,415	*	Perot Systems Corp (Class A)	221,856
4,952	*	Phase Forward, Inc	65,020
2,192	e*	Portfolio Recovery Associates, Inc	97,873
2,517	e*	PRA International	54,267

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,266	*	Premiere Global Services, Inc	$115,185
5,947	*	Progress Software Corp	185,546
2,714	e	QAD, Inc	24,697
2,365	e	Quality Systems, Inc	94,600
9,628	*	Quest Software, Inc	156,648
3,981	*	Radiant Systems, Inc	51,872
3,314	*	Radisys Corp	54,151
4,124	e*	Raser Technologies, Inc	21,445
15,026	*	RealNetworks, Inc	117,954
1,008	e	Renaissance Learning, Inc	13,275
9,980	*	Rent-A-Center, Inc	279,240
4,445	*	Rewards Network, Inc	23,559
1,878	e*	RightNow Technologies, Inc	30,762
4,315		Rollins, Inc	99,288
9,721	*	S1 Corp	58,326
3,730	*	SafeNet, Inc	105,559
11,873	*	Sapient Corp	81,449
8,027	e*	Secure Computing Corp	61,808
1,891	*	SI International, Inc	54,291
3,283	e*	Smith Micro Software, Inc	61,162
3,664	*	Sohu.com, Inc	78,520
9,270	*	SonicWALL, Inc	77,497
36,301	*	Sonus Networks, Inc	292,949
9,145		Sotheby's	406,770
8,425	*	Spherion Corp	74,309
2,760	*	SPSS, Inc	99,636
5,621	*	SRA International, Inc (Class A)	136,928
1,981	*	Startek, Inc	19,394
1,518	e*	Stratasys, Inc	64,849
12,932	*	Sybase, Inc	326,921
4,030	*	SYKES Enterprises, Inc	73,507
1,402	*	Synchronoss Technologies, Inc	24,395
1,615	e*	SYNNEX Corp	34,303
1,097	e	Syntel, Inc	38,011
10,353	e*	Take-Two Interactive Software, Inc	208,509
2,377	e	TAL International Group, Inc	57,048
2,128	*	Taleo Corp (Class A)	35,282
4,646	e	Talx Corp	153,922
4,712	*	TeleTech Holdings, Inc	172,883
2,902	e	TheStreet.com, Inc	35,550
9,168	e*	THQ, Inc	313,454
30,264	*	TIBCO Software, Inc	257,849
918	e*	Tiens Biotech Group USA, Inc	4,149
3,400		TNS, Inc	54,706
3,928	*	TradeStation Group, Inc	49,454
5,367	*	Transaction Systems Architects, Inc	173,837
335	e*	Travelzoo, Inc	12,318
5,964	e*	Trizetto Group, Inc	119,340
3,226	e*	Ultimate Software Group, Inc	84,489
9,376		United Online, Inc	131,545
4,330	*	Universal Compression Holdings, Inc	293,054
13,784	*	Valueclick, Inc	360,176
3,263	*	Vasco Data Security International	58,310
984	*	Vertrue, Inc	47,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,988		Viad Corp	$115,337
4,361	*	Vignette Corp	80,984
1,803	e*	Volt Information Sciences, Inc	47,221
6,006	*	WebEx Communications, Inc	341,501
7,114	*	webMethods, Inc	51,150
6,423	*	Websense, Inc	147,665
2,267	e*	WebSideStory, Inc	29,358
10,308	*	Wind River Systems, Inc	102,462
4,783	*	Witness Systems, Inc	128,902
		TOTAL BUSINESS SERVICES	22,025,532

CHEMICALS AND ALLIED PRODUCTS - 6.18%
3,146	e*	Acadia Pharmaceuticals, Inc	47,253
4,306	e*	Adams Respiratory Therapeutics, Inc	144,811
2,050	*	Adeza Biomedical Corp	48,954
6,899	e*	Adolor Corp	60,366
1,457	e*	Advanced Magnetics, Inc	87,813
11,067	e*	ADVENTRX Pharmaceuticals, Inc	27,667
3,849	*	Albany Molecular Research, Inc	37,913
5,077	e*	Alexion Pharmaceuticals, Inc	219,529
13,891	*	Alkermes, Inc	214,477
5,021	e*	Alnylam Pharmaceuticals, Inc	90,378
5,920	*	Alpharma, Inc (Class A)	142,554
6,806	*	American Oriental Bioengineering, Inc	63,908
2,324	e*	American Vanguard Corp	39,717
5,087	*	Anadys Pharmaceuticals, Inc	20,195
1,510	*	Animal Health International Inc	18,256
3,411		Arch Chemicals, Inc	106,491
8,513	e*	Arena Pharmaceuticals, Inc	92,451
5,696	e*	Array Biopharma, Inc	72,339
5,812	e*	Atherogenics, Inc	16,332
3,967	*	Auxilium Pharmaceuticals, Inc	58,236
4,247	e*	AVANIR Pharmaceuticals (Class A)	5,181
4,107	e*	Aventine Renewable Energy Holdings, Inc	74,829
7,143	*	AVI BioPharma, Inc	19,143
2,173		Balchem Corp	38,419
3,179	e*	Bentley Pharmaceuticals, Inc	26,036
3,104	e*	BioCryst Pharmaceuticals, Inc	25,980
5,937	e*	Bioenvision, Inc	24,282
13,131	*	BioMarin Pharmaceuticals, Inc	226,641
1,989	e*	Bradley Pharmaceuticals, Inc	38,169
780	*	Cadence Pharmaceuticals, Inc	11,544
5,157	e*	Calgon Carbon Corp	42,855
3,846		Cambrex Corp	94,612
1,725	e*	Caraco Pharmaceutical Laboratories Ltd	21,010
8,504	e*	Cell Genesys, Inc	35,717
7,905		CF Industries Holdings, Inc	304,738
2,438	*	Chattem, Inc	143,696
2,722	e*	Coley Pharmaceutical Group, Inc	26,077
3,492	e*	Combinatorx, Inc	24,409
7,798	e*	Cubist Pharmaceuticals, Inc	172,102
4,956	*	Cypress Bioscience, Inc	37,666
3,974	*	Cytokinetics, Inc	27,659
11,564	e*	Dendreon Corp	149,522

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,567	*	Digene Corp	$108,866
7,658	*	Durect Corp	31,857
3,805	*	Elizabeth Arden, Inc	83,025
770	*	Emergent Biosolutions, Inc	10,333
3,307	e*	Emisphere Technologies, Inc	10,582
8,423	*	Encysive Pharmaceuticals, Inc	22,826
5,650	e*	Enzon Pharmaceuticals, Inc	46,047
6,135		Ferro Corp	132,577
5,392	e*	Genitope Corp	22,377
18,409	*	Genta, Inc	5,707
4,684	e	Georgia Gulf Corp	75,928
9,694	*	Geron Corp	67,858
1,741	e*	GTx, Inc	35,516
8,453		H.B. Fuller Co	230,513
5,574	e*	Hana Biosciences, Inc	10,646
16,332	*	Hercules, Inc	319,127
1,924	e*	Hi-Tech Pharmacal Co, Inc	21,453
18,891	*	Human Genome Sciences, Inc	200,622
3,291	e*	Idenix Pharmaceuticals, Inc	24,024
9,748	*	Immucor, Inc	286,884
7,962	e*	Indevus Pharmaceuticals, Inc	56,291
930		Innophos Holdings, Inc	16,080
1,782	e	Innospec, Inc	102,714
499		Inter Parfums, Inc	10,479
3,564	e*	InterMune, Inc	87,888
5,484	*	Inverness Medical Innovations, Inc	240,090
6,207	*	Keryx Biopharmaceuticals, Inc	65,298
1,300		Koppers Holdings, Inc	33,358
417		Kronos Worldwide, Inc	13,515
5,559	*	KV Pharmaceutical Co (Class A)	137,474
4,058		MacDermid, Inc	141,502
2,535	e	Mannatech, Inc	40,712
4,559	*	MannKind Corp	65,194
4,349	*	Martek Biosciences Corp	89,676
17,566	e*	Medarex, Inc	227,304
7,202	*	Medicines Co	180,626
7,822	e	Medicis Pharmaceutical Corp (Class A)	241,074
1,988	e*	Medifast, Inc	14,234
2,890		Meridian Bioscience, Inc	80,226
3,335	e*	Metabasis Therapeutics, Inc	24,512
11,220	*	MGI Pharma, Inc	252,113
2,884	e	Minerals Technologies, Inc	179,269
3,373	e*	Momenta Pharmaceuticals, Inc	43,714
7,756	e*	Nabi Biopharmaceuticals	41,184
3,563	e*	Nastech Pharmaceutical Co, Inc	38,445
7,928	*	NBTY, Inc	420,501
5,443	*	Neurocrine Biosciences, Inc	68,038
2,267	*	New River Pharmaceuticals, Inc	144,249
2,457		NewMarket Corp	99,926
1,246	e	NL Industries, Inc	13,581
3,406	e*	Northfield Laboratories, Inc	12,296
8,157	*	Novavax, Inc	21,127
3,422	*	Noven Pharmaceuticals, Inc	79,390
6,239	*	NPS Pharmaceuticals, Inc	21,150

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,203	e*	Nuvelo, Inc	$26,507
10,170		Olin Corp	172,280
4,207	*	OM Group, Inc	187,969
5,589	*	Omnova Solutions, Inc	30,516
6,099	e*	Onyx Pharmaceuticals, Inc	151,499
6,136	e*	OraSure Technologies, Inc	45,100
8,178	e*	OSI Pharmaceuticals, Inc	269,874
360	*	Osiris Therapeutics, Inc	6,736
4,184	e*	Pacific Ethanol, Inc	71,253
4,625	*	Pain Therapeutics, Inc	36,260
8,897	e*	Panacos Pharmaceuticals, Inc	41,193
4,860	*	Par Pharmaceutical Cos, Inc	122,083
3,937	*	Parexel International Corp	141,614
1,368	e*	Parlux Fragrances, Inc	7,633
3,206	e*	Penwest Pharmaceuticals Co	32,316
29,618	e*	Peregrine Pharmaceuticals, Inc	29,026
11,168		Perrigo Co	197,227
2,526	e*	PetMed Express, Inc	29,933
3,473	e*	Pharmion Corp	91,305
1,000	*	Physicians Formula Holdings, Inc	18,880
1,552	e*	Pioneer Cos, Inc	42,897
13,034	*	PolyOne Corp	79,507
3,641	e*	Pozen, Inc	53,705
4,311	*	Prestige Brands Holdings, Inc	51,085
3,194	e*	Progenics Pharmaceuticals, Inc	75,634
4,652	e*	Quidel Corp	55,824
5,584	*	Renovis, Inc	19,544
1,310	e*	Replidyne, Inc	7,284
31,604	e,v*	Revlon, Inc (Class A)	33,184
5,077	*	Rockwood Holdings, Inc	140,531
6,622	e*	Salix Pharmaceuticals Ltd	83,437
7,011	e*	Santarus, Inc	49,357
4,143	e*	Sciele Pharma, Inc	98,106
6,768		Sensient Technologies Corp	174,479
1,070	e*	Somaxon Pharmaceuticals, Inc	13,054
1,007	e	Stepan Co	26,434
7,631	e*	SuperGen, Inc	45,023
2,338	e*	SurModics, Inc	84,168
3,176	e*	Tanox, Inc	59,582
5,842		Tronox, Inc (Class B)	81,671
520	*	Trubion Pharmaceuticals, Inc	10,239
7,317		UAP Holding Corp	189,144
3,200	*	United Therapeutics Corp	172,096
1,470	*	US BioEnergy Corp	16,861
1,407	e*	USANA Health Sciences, Inc	65,946
12,498	e*	USEC, Inc	203,093
13,338	*	Valeant Pharmaceuticals International	230,614
2,726	e*	Verasun Energy Corp	54,166
9,860	*	Viropharma, Inc	141,491
768	e*	Visicu, Inc	5,990
9,752	e*	WR Grace & Co	257,648
2,935	e*	Xenoport, Inc	81,769
5,386	e*	Zymogenetics, Inc	83,806
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,726,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.21%
7,429	e*	Alpha Natural Resources, Inc	$116,115
15,898	e*	International Coal Group, Inc	83,464
2,062	e*	James River Coal Co	15,403
2,682		Penn Virginia Corp	196,859
1,125	e*	Westmoreland Coal Co	22,669
		TOTAL COAL MINING	434,510

COMMUNICATIONS - 2.33%
6,179	e	Alaska Communications Systems Group, Inc	91,140
4,477	e*	Anixter International, Inc	295,213
884		Atlantic Tele-Network, Inc	23,099
2,540	*	Audiovox Corp (Class A)	37,414
7,021	e*	Brightpoint, Inc	80,320
2,435	*	Cbeyond Communications, Inc	71,419
3,211	e*	Centennial Communications Corp	26,427
55,398	e*	Charter Communications, Inc (Class A)	154,560
35,491	*	Cincinnati Bell, Inc	166,808
4,847	e	Citadel Broadcasting Corp	46,095
2,902	e	Consolidated Communications Holdings, Inc	57,721
41,508	e*	Covad Communications Group, Inc	52,715
6,133	*	Cox Radio, Inc (Class A)	83,715
3,662	e*	Crown Media Holdings, Inc (Class A)	19,518
2,835		CT Communications, Inc	68,323
4,493	e*	Cumulus Media, Inc (Class A)	42,144
21,343	e*	Dobson Communications Corp (Class A)	183,336
4,140	e	Emmis Communications Corp (Class A)	34,942
4,421		Entercom Communications Corp (Class A)	124,584
9,198	*	Entravision Communications Corp (Class A)	85,909
1,441	*	Eschelon Telecom, Inc	41,645
4,000	e	Fairpoint Communications, Inc	76,840
17,100	e*	FiberTower Corp	88,749
1,143	e*	Fisher Communications, Inc	55,550
20,944	*	Foundry Networks, Inc	284,210
7,509	*	General Communication, Inc (Class A)	105,126
2,400	e*	Globalstar, Inc	25,440
3,186		Golden Telecom, Inc	176,441
5,734		Gray Television, Inc	59,748
3,524	*	HARRIS STRATEX NETWORKS INC	67,625
6,483	e	IDT Corp (Class B)	73,582
3,303	e*	InPhonic, Inc	36,003
4,345	e	Iowa Telecommunications Services, Inc	86,900
2,378	*	iPCS, Inc	116,498
6,971	*	j2 Global Communications, Inc	193,236
3,996	*	Lightbridge, Inc	70,210
4,040	e*	Lin TV Corp (Class A)	64,236
2,182	*	Lodgenet Entertainment Corp	67,031
5,570	e*	Mastec, Inc	61,326
7,511	*	Mediacom Communications Corp (Class A)	61,140
2,388	e	North Pittsburgh Systems, Inc	51,987
4,407	e*	Novatel Wireless, Inc	70,688
1,891		NTELOS Holdings Corp	36,345
1,230	e*	Orbcomm, Inc	15,683

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,900	e*	PAETEC Holding Corp	$93,272
11,146	*	Radio One, Inc (Class D)	72,003
3,949	*	RCN Corp	100,897
2,057		Salem Communications Corp (Class A)	25,713
4,726	e*	SAVVIS, Inc	226,281
1,179	e	Shenandoah Telecom Co	55,519
6,504	e	Sinclair Broadcast Group, Inc (Class A)	100,487
8,164	e*	Spanish Broadcasting System, Inc (Class A)	32,656
2,183	e	SureWest Communications	54,291
1,680	*	Switch & Data Facilities Co Inc	30,442
3,642	e*	Syniverse Holdings, Inc	38,387
6,070	e*	Terremark Worldwide, Inc	48,924
12,245	e*	TiVo, Inc	77,756
3,743		USA Mobility, Inc	74,598
4,220	e*	Vonage Holdings Corp	14,559
8,291	*	Wireless Facilities, Inc	10,778
		TOTAL COMMUNICATIONS	4,788,204

DEPOSITORY INSTITUTIONS - 8.42%
1,613		1st Source Corp	42,212
770	e	Abington Community Bancorp, Inc	15,292
2,404		Alabama National Bancorp	170,227
3,158		Amcore Financial, Inc	100,266
1,461		AmericanWest Bancorp	31,470
1,997	e	Ameris Bancorp	48,886
2,875		Anchor Bancorp Wisconsin, Inc	81,506
1,724	e	Arrow Financial Corp	38,618
980		Bancfirst Corp	45,423
1,757	*	Bancorp, Inc	45,682
1,695		BancTrust Financial Group, Inc	35,866
8,736		Bank Mutual Corp	99,328
2,659	e	Bank of Granite Corp	47,649
1,677	e	Bank of the Ozarks, Inc	48,163
6,561	e	BankAtlantic Bancorp, Inc (Class A)	71,909
3,350	e	BankFinancial Corp	54,505
4,495		BankUnited Financial Corp (Class A)	95,339
1,684		Banner Corp	69,970
1,310	e	Berkshire Hills Bancorp, Inc	44,081
3,741	e*	BFC Financial Corp (Class A)	16,460
5,066		Boston Private Financial Holdings, Inc	141,443
8,853		Brookline Bancorp, Inc	112,168
1,793		Cadence Financial Corp	35,860
1,100	e	Camden National Corp	47,740
1,858	e	Capital City Bank Group, Inc	61,871
1,532	e	Capital Corp of the West	40,675
1,857	e	Capitol Bancorp Ltd	68,430
4,000		Cardinal Financial Corp	39,920
3,964	e	Cascade Bancorp	102,826
800	e	Cass Information Systems, Inc	27,008
7,396	e	Cathay General Bancorp	251,316
7,744	e*	Centennial Bank Holdings, Inc	66,986
1,574		Center Financial Corp	31,118
1,282	e	Centerstate Banks of Florida, Inc	22,653
4,452		Central Pacific Financial Corp	162,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,549	e	Chemical Financial Corp	$105,725
6,718		Chittenden Corp	202,816
10,626		Citizens Banking Corp	235,472
1,453	e	Citizens First Bancorp, Inc	33,099
1,834	e	City Bank	58,890
2,555		City Holding Co	103,350
1,919		Clifton Savings Bancorp, Inc	22,913
2,538	e	Coastal Financial Corp	39,669
2,345	e	CoBiz, Inc	46,689
1,419	e	Columbia Bancorp	34,070
2,362	e	Columbia Banking System, Inc	79,670
1,305	e*	Community Bancorp	40,129
4,294	e	Community Bank System, Inc	89,830
3,418	e	Community Banks, Inc	81,588
2,166		Community Trust Bancorp, Inc	78,474
5,330	e	Corus Bankshares, Inc	90,930
9,194	e	CVB Financial Corp	109,409
3,322		Dime Community Bancshares	43,950
1,617	e*	Dollar Financial Corp	40,910
3,016	e	Downey Financial Corp	194,653
1,095	e	Enterprise Financial Services Corp	30,660
5,055	e*	Euronet Worldwide, Inc	135,777
1,083	e	Farmers Capital Bank Corp	31,819
1,736	e	First Bancorp	37,116
10,072		First Bancorp	133,555
2,269	e	First Busey Corp	48,625
4,847		First Charter Corp	104,210
10,235	e	First Commonwealth Financial Corp	120,261
3,320		First Community Bancorp, Inc	187,713
1,282		First Community Bancshares, Inc	49,998
4,924		First Financial Bancorp	74,402
2,924	e	First Financial Bankshares, Inc	122,282
1,955		First Financial Corp	60,507
1,583	e	First Financial Holdings, Inc	54,772
1,682		First Indiana Corp	36,752
2,427	e	First Merchants Corp	57,568
7,165	e	First Midwest Bancorp, Inc	263,314
15,969		First Niagara Financial Group, Inc	222,129
2,555	e	First Place Financial Corp	54,805
1,081	*	First Regional Bancorp	32,106
3,541		First Republic Bank	190,152
1,079	e	First South Bancorp, Inc	33,115
2,972		First State Bancorporation	67,019
2,436	*	FirstFed Financial Corp	138,438
11,462		FirstMerit Corp	241,963
5,541	e	Flagstar Bancorp, Inc	66,215
2,389		Flushing Financial Corp	38,773
8,678		FNB Corp	146,224
1,213		FNB Corp	43,462
3,361	e*	Franklin Bank Corp	60,061
9,218	e	Fremont General Corp	63,881
5,717	e	Frontier Financial Corp	142,639
2,252	e	GB&T Bancshares, Inc	40,829
7,520		Glacier Bancorp, Inc	180,781

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,518	e	Great Southern Bancorp, Inc	$44,447
7,235		Greater Bay Bancorp	194,549
1,275	e	Greene County Bancshares, Inc	43,235
3,880		Hancock Holding Co	170,642
5,879	e	Hanmi Financial Corp	112,054
4,157	e	Harleysville National Corp	74,078
2,150		Heartland Financial USA, Inc	57,513
1,788		Heritage Commerce Corp	45,576
1,508		Home Bancshares, Inc	33,251
1,073		Home Federal Bancorp, Inc	16,664
1,781	e	Horizon Financial Corp	39,324
1,776	e	IBERIABANK Corp	98,852
2,177		Independent Bank Corp	71,710
3,340		Independent Bank Corp	68,036
2,295		Integra Bank Corp	51,156
6,687		International Bancshares Corp	198,403
670	*	Intervest Bancshares Corp	19,229
7,794	*	Investors Bancorp, Inc	112,545
2,907	e	Irwin Financial Corp	54,186
872		ITLA Capital Corp	45,361
2,863	e	Kearny Financial Corp	41,170
4,107		KNBT Bancorp, Inc	60,537
3,095	e	Lakeland Bancorp, Inc	41,937
1,725		Lakeland Financial Corp	39,157
2,086	e	Macatawa Bank Corp	38,382
4,837		MAF Bancorp, Inc	199,962
2,858	e	MainSource Financial Group, Inc	48,529
4,207		MB Financial, Inc	151,494
2,518	e	MBT Financial Corp	32,507
1,301		Mercantile Bank Corp	42,256
1,041	e	MetroCorp Bancshares, Inc	22,069
3,101	e	Mid-State Bancshares	113,776
2,392	e	Midwest Banc Holdings, Inc	42,362
3,048	e	Nara Bancorp, Inc	53,370
596	e	NASB Financial, Inc	20,753
6,954	e	National Penn Bancshares, Inc	131,431
5,016		NBT Bancorp, Inc	117,525
7,246	e*	Net 1 UEPS Technologies, Inc	180,280
8,669	*	NetBank, Inc	19,158
16,361		NewAlliance Bancshares, Inc	265,212
2,709	e	Northwest Bancorp, Inc	73,387
1,130		OceanFirst Financial Corp	19,606
9,649		Old National Bancorp	175,419
2,089	e	Old Second Bancorp, Inc	57,239
1,871	e	Omega Financial Corp	53,342
3,286		Oriental Financial Group, Inc	38,709
1,590	*	Oritani Financial Corp	23,850
6,710		Pacific Capital Bancorp	215,525
1,725	e	Park National Corp	162,978
6,466		Partners Trust Financial Group, Inc	73,906
1,311		Pennfed Financial Services, Inc	28,409
1,591		Peoples Bancorp, Inc	42,018
3,564		PFF Bancorp, Inc	108,096
2,000	e*	Pinnacle Financial Partners, Inc	61,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,537		Placer Sierra Bancshares	$41,591
825		Preferred Bank	32,348
1,796	e	Premierwest Bancorp	24,264
2,440		PrivateBancorp, Inc	89,206
5,038	e	Prosperity Bancshares, Inc	175,020
4,731		Provident Bankshares Corp	155,461
9,246		Provident Financial Services, Inc	161,343
5,669	e	Provident New York Bancorp	80,216
854	e	QC Holdings, Inc	11,350
2,168	e	Renasant Corp	53,506
1,066		Republic Bancorp, Inc (Class A)	24,102
1,149	e	Rockville Financial, Inc	17,269
1,425		Roma Financial Corp	22,088
723	e	Royal Bancshares of Pennsylvania (Class A)	17,171
3,631		S&T Bancorp, Inc	119,968
1,617	e	S.Y. Bancorp, Inc	40,199
1,949		Sandy Spring Bancorp, Inc	67,513
541		Santander BanCorp	9,527
1,381		SCBT Financial Corp	50,075
1,844	e	Seacoast Banking Corp of Florida	41,803
2,474		Security Bank Corp	49,826
1,126	e	Shore Bancshares, Inc	29,783
873	e	Sierra Bancorp	24,496
4,085	*	Signature Bank	132,926
2,032	e	Simmons First National Corp (Class A)	61,102
1,201	e	Smithtown Bancorp, Inc	31,226
1,657		Southside Bancshares, Inc	37,962
2,135		Southwest Bancorp, Inc	54,848
2,351		Sterling Bancorp	42,553
9,921		Sterling Bancshares, Inc	110,917
3,568	e	Sterling Financial Corp	79,210
6,993		Sterling Financial Corp	218,112
1,332		Suffolk Bancorp	42,997
1,865	e*	Sun Bancorp, Inc	34,670
4,601	e*	Superior Bancorp	49,691
7,482	e	Susquehanna Bancshares, Inc	173,508
5,109	*	SVB Financial Group	248,246
749		Taylor Capital Group, Inc	26,215
3,208	*	Texas Capital Bancshares, Inc	65,764
2,377		TierOne Corp	64,274
862	e	Tompkins Trustco, Inc	36,083
1,749	e	Trico Bancshares	41,399
10,675	e	Trustco Bank Corp NY	102,267
7,018		Trustmark Corp	196,785
14,085	e	UCBH Holdings, Inc	262,263
4,570		UMB Financial Corp	172,563
8,059	e	Umpqua Holdings Corp	215,739
1,991		Union Bankshares Corp	51,647
5,350	e	United Bankshares, Inc	187,410
4,859	e	United Community Banks, Inc	159,327
4,149	e	United Community Financial Corp	45,846
1,204	e	United Security Bancshares	22,960
1,788		Univest Corp of Pennsylvania	44,289
1,422	e	USB Holding Co, Inc	32,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,720		ViewPoint Financial Group	$29,842
1,457		Vineyard National Bancorp	33,569
2,343	e*	Virginia Commerce Bancorp	50,726
1,745	e	Virginia Financial Group, Inc	45,248
15,651		W Holding Co, Inc	78,255
1,671	e	Washington Trust Bancorp, Inc	44,800
1,389	e*	Wauwatosa Holdings, Inc	24,280
3,150		WesBanco, Inc	97,240
2,776	e	West Bancorporation, Inc	41,890
2,246		West Coast Bancorp	71,805
4,515	e	Westamerica Bancorporation	217,488
1,890	e*	Western Alliance Bancorp	58,666
1,676		Westfield Financial Inc	17,967
2,738		Willow Grove Bancorp, Inc	35,320
1,987		Wilshire Bancorp, Inc	32,587
3,678	e	Wintrust Financial Corp	164,076
861		WSFS Financial Corp	55,517
1,497		Yardville National Bancorp	54,356
		TOTAL DEPOSITORY INSTITUTIONS	17,342,838

EATING AND DRINKING PLACES - 1.92%
3,777	e*	AFC Enterprises	75,729
10,673		Applebees International, Inc	264,477
2,311	e*	BJ's Restaurants, Inc	48,831
5,156		Bob Evans Farms, Inc	190,514
1,084	e*	Buffalo Wild Wings, Inc	69,051
2,814	*	California Pizza Kitchen, Inc	92,552
1,280	*	Carrols Restaurant Group Inc	18,573
3,751		CBRL Group, Inc	173,671
4,785	*	CEC Entertainment, Inc	198,769
3,506	*	Chipotle Mexican Grill, Inc (Class B)	201,244
9,813		CKE Restaurants, Inc	185,073
4,909	e*	Cosi, Inc	27,392
13,083	*	Denny's Corp	64,107
5,551	*	Domino's Pizza, Inc	180,241
2,652	e	IHOP Corp	155,540
5,080	*	Jack in the Box, Inc	351,180
7,933	*	Krispy Kreme Doughnuts, Inc	80,837
2,435	e	Landry's Restaurants, Inc	72,076
3,499	*	Luby's, Inc	34,185
1,603	*	McCormick & Schmick's Seafood Restaurants, Inc	42,976
1,358	*	Morton's Restaurant Group, Inc	24,159
3,400	*	O'Charleys, Inc	65,586
3,322	*	Papa John's International, Inc	97,667
3,804	e*	PF Chang's China Bistro, Inc	159,312
4,866	*	Rare Hospitality International, Inc	146,418
2,362	e*	Red Robin Gourmet Burgers, Inc	91,693
8,483	e	Ruby Tuesday, Inc	242,614
2,244	e*	Ruth's Chris Steak House, Inc	45,688
9,988	*	Sonic Corp	222,533
3,906	*	Steak N Shake Co	65,504
7,314	*	Texas Roadhouse, Inc (Class A)	104,225
8,955		Triarc Cos (Class B)	153,936
		TOTAL EATING AND DRINKING PLACES	3,946,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.38%
12,532	*	Corinthian Colleges, Inc	$172,315
8,762		DeVry, Inc	257,165
2,816	e*	Educate, Inc	21,571
687	*	Lincoln Educational Services Corp	9,762
2,056		Strayer Education, Inc	257,000
3,163	e*	Universal Technical Institute, Inc	73,002
		TOTAL EDUCATIONAL SERVICES	790,815

ELECTRIC, GAS, AND SANITARY SERVICES - 3.28%
3,626		Allete, Inc	169,044
2,420		American Ecology Corp	46,488
2,342		American States Water Co	86,350
53,739	*	Aquila, Inc	224,629
7,500		Avista Corp	181,725
4,792		Black Hills Corp	176,202
2,578		California Water Service Group	98,789
1,723		Cascade Natural Gas Corp	45,401
2,777	*	Casella Waste Systems, Inc (Class A)	27,103
2,196		CH Energy Group, Inc	106,923
2,254	*	Clean Harbors, Inc	101,926
8,118		Cleco Corp	209,688
4,550	e	Crosstex Energy, Inc	130,813
12,737		Duquesne Light Holdings, Inc	252,065
6,830	*	El Paso Electric Co	179,970
4,219		Empire District Electric Co	104,631
917	e	EnergySouth, Inc	38,450
6,148		Idacorp, Inc	208,048
1		Integrys Energy Group Inc	55
2,650		ITC Holdings Corp	114,718
3,040		Laclede Group, Inc	94,483
920	e	Markwest Hydrocarbon, Inc	57,040
3,807		Metal Management, Inc	175,883
2,830		MGE Energy, Inc	100,352
4,034		New Jersey Resources Corp	201,902
6,375	e	Nicor, Inc	308,678
3,983		Northwest Natural Gas Co	181,904
5,105		NorthWestern Corp	180,870
1,287	e	Ormat Technologies, Inc	54,002
4,278		Otter Tail Corp	146,479
1,558	e*	Pico Holdings, Inc	66,542
10,966		Piedmont Natural Gas Co, Inc	289,283
2,051	e*	Pike Electric Corp	37,082
9,298	e*	Plug Power, Inc	29,382
10,906		PNM Resources, Inc	352,264
3,695	e	Portland General Electric Co	107,894
2,095		Resource America, Inc (Class A)	49,505
2,224	e	SJW Corp	90,027
4,328	e	South Jersey Industries, Inc	164,680
5,753		Southwest Gas Corp	223,619
2,934	e	Southwest Water Co	42,308
8,171	e	Synagro Technologies, Inc	46,575
68	b,m,v*	Touch America Holdings, Inc	0

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,547		UIL Holdings Corp	$123,081
5,037		Unisource Energy Corp	189,139
9,589	*	Waste Connections, Inc	287,095
972		Waste Industries USA, Inc	26,701
4,665	e*	Waste Services, Inc	46,370
12,520		Westar Energy, Inc	344,550
7,008		WGL Holdings, Inc	224,116
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,744,824

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.10%
1,680	e*	Acme Packet, Inc	24,830
3,705	*	Actel Corp	61,207
6,451		Acuity Brands, Inc	351,192
15,822	*	Adaptec, Inc	61,231
9,333		Adtran, Inc	227,258
6,347	*	Advanced Analogic Technologies, Inc	41,763
5,204	*	Advanced Energy Industries, Inc	109,492
10,958	*	Aeroflex, Inc	144,098
4,172	e*	American Superconductor Corp	56,197
6,252	*	AMIS Holdings, Inc	68,459
14,761	e*	Amkor Technology, Inc	184,217
6,892	e*	Anadigics, Inc	81,463
22,945	*	Andrew Corp	242,987
42,474	*	Applied Micro Circuits Corp	155,030
15,368	*	Arris Group, Inc	216,381
7,421	e*	Atheros Communications, Inc	177,584
5,050	*	ATMI, Inc	154,379
26,005	e*	Avanex Corp	46,549
6,272		Baldor Electric Co	236,705
1,440	e	Bel Fuse, Inc (Class B)	55,742
10,128	*	Benchmark Electronics, Inc	209,244
12,636	e*	Bookham, Inc	28,684
56,743	*	Brocade Communications Systems, Inc	540,193
3,755	*	CalAmp Corp	32,406
14,240	e*	Capstone Turbine Corp	15,094
2,913	e*	Carrier Access Corp	14,885
6,639	*	C-COR, Inc	92,016
3,855	e*	Ceradyne, Inc	211,023
5,372	*	Checkpoint Systems, Inc	127,102
3,731	e*	China BAK Battery, Inc	12,126
16	m,v*	China Energy Savings Technology, Inc	1
2,211	e*	Color Kinetics, Inc	42,960
3,166	*	Comtech Telecommunications Corp	122,619
69,417	e*	Conexant Systems, Inc	114,538
786	*	CPI International, Inc	15,107
4,858		CTS Corp	67,137
2,394		Cubic Corp	51,806
2,707	e*	Diodes, Inc	94,339
1,985	e*	Directed Electronics, Inc	17,786
5,321	*	Ditech Networks, Inc	43,206
4,273	*	DSP Group, Inc	81,187
2,617	e*	DTS, Inc	63,410
4,020	*	Electro Scientific Industries, Inc	77,345
4,839	e*	Emcore Corp	24,195

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,013	*	EMS Technologies, Inc	$38,791
5,614	e*	Energy Conversion Devices, Inc	196,153
6,317	*	EnerSys	108,526
9,775	e*	Evergreen Solar, Inc	95,306
3,968	*	Exar Corp	52,536
33,962	e*	Finisar Corp	118,867
3,190	*	First Solar, Inc	165,912
3,326		Franklin Electric Co, Inc	154,659
7,925	*	FuelCell Energy, Inc	62,290
36,373	*	Gemstar-TV Guide International, Inc	152,403
3,566	*	Genlyte Group, Inc	251,581
14,148	*	GrafTech International Ltd	128,464
3,198	*	Greatbatch, Inc	81,549
10,756	e*	Harmonic, Inc	105,624
13,416	e*	Hexcel Corp	266,308
1,904	*	Hittite Microwave Corp	76,484
3,694	e*	Hutchinson Technology, Inc	86,255
2,092	e*	ID Systems, Inc	25,167
2,705	e*	Ikanos Communications, Inc	21,018
5,009		Imation Corp	202,263
7,428	e*	Interdigital Communications Corp	235,245
3,039		Inter-Tel, Inc	71,842
6,072	e*	InterVoice, Inc	40,318
1,360	*	IPG Photonics Corp	26,112
1,563	e*	iRobot Corp	20,428
3,612	e*	IXYS Corp	36,951
12,473	*	Kemet Corp	95,418
2,121	*	Lamson & Sessions Co	58,942
16,437	*	Lattice Semiconductor Corp	96,156
3,154	*	Littelfuse, Inc	128,052
1,701	e*	Loral Space & Communications, Inc	86,547
3,331		LSI Industries, Inc	55,761
7,866	*	Mattson Technology, Inc	71,581
1,882	e*	Maxwell Technologies, Inc	23,563
2,938	e*	Medis Technologies Ltd	49,682
2,643	*	Mercury Computer Systems, Inc	36,658
4,837		Methode Electronics, Inc	71,442
9,965	*	Micrel, Inc	109,814
10,733	e*	Microsemi Corp	223,354
7,019	e*	Microtune, Inc	28,918
15,150	e*	Mindspeed Technologies, Inc	32,875
6,355	*	MIPS Technologies, Inc	56,750
6,129	e*	Mobility Electronics, Inc	19,061
3,024	e*	Monolithic Power Systems, Inc	39,010
5,274	e*	Moog, Inc (Class A)	219,662
3,377	*	MoSys, Inc	28,367
16,705	e*	MRV Communications, Inc	59,303
1,051	*	Multi-Fineline Electronix, Inc	16,133
730		National Presto Industries, Inc	44,997
2,277	e*	Netlogic Microsystems, Inc	60,614
7,480	e*	Omnivision Technologies, Inc	96,941
19,739	e*	ON Semiconductor Corp	176,072
13,953	e*	Openwave Systems, Inc	113,717
2,142	*	Oplink Communications, Inc	38,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,620	*	OpNext Inc	$38,750
4,593	e*	Optical Communication Products, Inc	6,155
710	e*	Optium Corp	13,781
1,968	*	OSI Systems, Inc	52,034
2,932		Park Electrochemical Corp	79,516
3,356	e*	Parkervision, Inc	44,333
4,018	*	Pericom Semiconductor Corp	39,296
5,947	*	Photronics, Inc	92,476
6,801		Plantronics, Inc	160,640
6,737	*	Plexus Corp	115,539
3,403	e*	PLX Technology, Inc	33,145
12,542	e*	Polycom, Inc	418,025
1,114	*	Powell Industries, Inc	35,648
10,321	e*	Power-One, Inc	59,036
19,027	e*	Powerwave Technologies, Inc	108,264
12,156	e*	Quantum Fuel Systems Technologies Worldwide, Inc	14,830
2,438	e*	Radyne Corp	22,235
2,316	e	Raven Industries, Inc	64,964
4,415	e	Regal-Beloit Corp	204,768
27,511	e*	RF Micro Devices, Inc	171,393
2,564	*	Rogers Corp	113,713
10,382	*	Semtech Corp	139,949
11,304	*	Silicon Image, Inc	92,241
12,892	e*	Silicon Storage Technology, Inc	63,557
4,450	e*	Sirenza Microdevices, Inc	38,359
23,501	e*	Skyworks Solutions, Inc	135,131
5,349	e*	Spectrum Brands, Inc	33,859
1,334	*	Staktek Holdings, Inc	4,335
3,188	*	Standard Microsystems Corp	97,362
1,511	e*	Sunpower Corp (Class A)	68,751
1,659	*	Supertex, Inc	55,095
25,700	*	Sycamore Networks, Inc	96,118
5,913	e*	Symmetricom, Inc	49,078
3,549	e*	Synaptics, Inc	90,783
5,882		Technitrol, Inc	154,050
605	e*	Techwell, Inc	7,544
8,069	e*	Tekelec	120,309
6,636	*	Tessera Technologies, Inc	263,715
34,458	e*	Transmeta Corp	19,641
22,898	e*	Transwitch Corp	36,408
8,257	*	Trident Microsystems, Inc	165,635
19,872	*	Triquint Semiconductor, Inc	99,360
5,913	*	TTM Technologies, Inc	56,410
3,194	e*	Universal Display Corp	48,197
2,106	*	Universal Electronics, Inc	58,673
17,486	e*	Utstarcom, Inc	144,959
8,225	*	Varian Semiconductor Equipment Associates, Inc	439,051
3,174	e*	Viasat, Inc	104,647
2,479		Vicor Corp	24,840
2,188	e*	Virage Logic Corp	15,907
2,343	e*	Volterra Semiconductor Corp	30,600
21,560	e*	Zhone Technologies, Inc	26,734
2,340	e*	Zoltek Cos, Inc	81,736

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,688	*	Zoran Corp	$113,830
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,619,512

ENGINEERING AND MANAGEMENT SERVICES - 2.11%
2,680	e*	Advisory Board Co	135,662
540	*	Affymax, Inc	17,388
11,067	*	Applera Corp (Celera Genomics Group)	157,151
9,306	e*	Ariad Pharmaceuticals, Inc	41,784
1,634		CDI Corp	47,255
1,705	*	Cornell Cos, Inc	34,475
1,646	*	CRA International, Inc	85,888
8,511	e*	CV Therapeutics, Inc	66,982
9,742	*	deCODE genetics, Inc	35,558
4,311		Diamond Management & Technology Consultants, Inc	50,396
4,000	e*	Diversa Corp	31,240
7,388	*	eResearch Technology, Inc	58,070
13,533	*	Exelixis, Inc	134,518
2,377	*	Exponent, Inc	47,421
3,011	*	First Consulting Group, Inc	27,400
8,204	*	Harris Interactive, Inc	49,470
2,442	*	Huron Consulting Group, Inc	148,571
11,628	e*	Incyte Corp	76,629
3,620	*	Infrasource Services, Inc	110,519
9,927	*	Isis Pharmaceuticals, Inc	92,023
1,826	*	Kendle International, Inc	64,860
1,260	e	Landauer, Inc	63,605
3,749	*	LECG Corp	54,286
9,771	e*	Lexicon Genetics, Inc	35,469
4,585	e*	Lifecell Corp	114,487
4,466	e*	Luminex Corp	61,274
3,117		MAXIMUS, Inc	107,474
4,581	*	Maxygen, Inc	51,078
22,504	e*	Monogram Biosciences, Inc	43,658
1,431	*	MTC Technologies, Inc	30,094
5,669	e*	Myriad Genetics, Inc	195,354
5,801	*	Navigant Consulting, Inc	114,628
3,767	*	Omnicell, Inc	78,806
2,740	e*	PharmaNet Development Group, Inc	71,240
7,178	*	Regeneron Pharmaceuticals, Inc	155,188
20,146	e*	Rentech, Inc	63,258
6,912	*	Resources Connection, Inc	221,115
3,405	e*	Rigel Pharmaceuticals, Inc	36,978
12,490	*	SAIC, Inc	216,327
3,948	e*	Sangamo Biosciences, Inc	26,846
7,506	e*	Savient Pharmaceuticals, Inc	90,222
4,398	e*	Senomyx, Inc	54,447
730	*	Stanley, Inc	11,388
4,625	*	Symyx Technologies, Inc	81,955
1,460	e*	Tejon Ranch Co	69,058
7,012	e*	Telik, Inc	38,075
8,348	e*	Tetra Tech, Inc	159,113
2,312	e*	Trimeris, Inc	15,907
4,161	*	Washington Group International, Inc	276,374
6,078	e	Watson Wyatt & Co Holdings (Class A)	295,695
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,346,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
ENVIRONMENTAL QUALITY AND HOUSING - 0.01%
6,128	e*	Home Solutions of America, Inc	$29,108
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	29,108

FABRICATED METAL PRODUCTS - 1.09%
1,266	e	Ameron International Corp	83,379
5,048		Aptargroup, Inc	337,863
1,975	e*	Chart Industries, Inc	35,866
2,157		CIRCOR International, Inc	77,005
3,072	*	Commercial Vehicle Group, Inc	63,283
235		Compx International, Inc	3,791
1,754	*	Dynamic Materials Corp	57,391
4,124	*	Griffon Corp	102,069
1,812	e	Gulf Island Fabrication, Inc	48,453
1,782		Insteel Industries, Inc	29,920
2,096	e*	Ladish Co, Inc	78,893
1,520		Lifetime Brands, Inc	31,753
5,067	e*	Mobile Mini, Inc	135,694
15,779	e	Mueller Water Products, Inc (Class A)	217,908
2,968	e*	NCI Building Systems, Inc	141,692
1,178	*	PGT, Inc	14,136
1,078		Shiloh Industries, Inc	12,160
3,387		Silgan Holdings, Inc	173,110
5,409	e	Simpson Manufacturing Co, Inc	166,814
3,898	e*	Smith & Wesson Holding Corp	51,025
9,132	e*	Taser International, Inc	73,330
2,598	e	Valmont Industries, Inc	150,242
4,187		Watts Water Technologies, Inc (Class A)	159,232
		TOTAL FABRICATED METAL PRODUCTS	2,245,009

FOOD AND KINDRED PRODUCTS - 0.99%
1,139	*	Altus Pharmaceuticals, Inc	17,336
1,453	e*	Boston Beer Co, Inc (Class A)	48,458
729		Coca-Cola Bottling Co Consolidated	41,283
11,853	*	Darling International, Inc	77,045
2,124		Diamond Foods, Inc	35,365
882	e	Farmer Bros Co	20,021
7,431		Flowers Foods, Inc	224,193
1,761	e	Imperial Sugar Co	59,046
1,837		J&J Snack Foods Corp	72,543
3,811	e*	Jones Soda Co	77,058
3,529		Lancaster Colony Corp	155,947
4,353	e	Lance, Inc	88,105
1,555	e*	M&F Worldwide Corp	74,034
1,303		MGP Ingredients, Inc	26,542
1,128	*	National Beverage Corp	19,785
1,813	e*	Peet's Coffee & Tea, Inc	50,075
5,029	*	Performance Food Group Co	155,245
2,299	e	Premium Standard Farms, Inc	48,371
3,801	*	Ralcorp Holdings, Inc	244,404
2,438	e	Reddy Ice Holdings, Inc	73,579
2,439	e	Sanderson Farms, Inc	90,389
5,393		Tootsie Roll Industries, Inc	161,628

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,373		Topps Co, Inc	$42,506
4,465	*	TreeHouse Foods, Inc	136,049
		TOTAL FOOD AND KINDRED PRODUCTS	2,039,007

FOOD STORES - 0.38%
143	e	Arden Group, Inc (Class A)	19,091
2,701	e	Great Atlantic & Pacific Tea Co, Inc	89,619
1,720		Ingles Markets, Inc (Class A)	70,245
3,221	*	Pantry, Inc	145,654
7,198	*	Pathmark Stores, Inc	92,134
5,799		Ruddick Corp	174,434
900	*	Susser Holdings Corp	15,615
276		Village Super Market (Class A)	26,355
1,517		Weis Markets, Inc	67,810
4,257	e*	Wild Oats Markets, Inc	77,477
		TOTAL FOOD STORES	778,434

FURNITURE AND FIXTURES - 0.67%
4,795	e	Ethan Allen Interiors, Inc	169,455
6,108	e	Furniture Brands International, Inc	96,384
9,535		Herman Miller, Inc	319,327
1,733	e	Hooker Furniture Corp	34,747
6,862		Interface, Inc (Class A)	109,723
3,583		Kimball International, Inc (Class B)	69,080
7,432	e	La-Z-Boy, Inc	92,008
2,626	e	Sealy Corp	45,902
7,731	e*	Select Comfort Corp	137,612
1,532	e	Stanley Furniture Co, Inc	31,866
7,203	e	Tempur-Pedic International, Inc	187,206
4,278	e*	Williams Scotsman International, Inc	84,105
		TOTAL FURNITURE AND FIXTURES	1,377,415

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
3,626	e*	Cost Plus, Inc	36,260
4,247	e*	Guitar Center, Inc	191,625
3,261		Haverty Furniture Cos, Inc	45,654
4,249		Knoll, Inc	101,254
12,629	e*	Pier 1 Imports, Inc	87,266
3,862	e*	Restoration Hardware, Inc	25,335
4,215	e	Tuesday Morning Corp	62,551
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	549,945

GENERAL BUILDING CONTRACTORS - 0.44%
276	e	Amrep Corp	21,321
886	e*	Avatar Holdings, Inc	63,296
1,864	e	Brookfield Homes Corp	59,834
1,110	*	Cavco Industries, Inc	38,795
7,160	e*	Hovnanian Enterprises, Inc (Class A)	180,146
2,405	e	Levitt Corp (Class A)	22,391
1,595	e	M/I Homes, Inc	42,347
3,148		McGrath RentCorp	99,697
3,325	e*	Meritage Homes Corp	106,799
1,110	e*	Palm Harbor Homes, Inc	15,917
3,146	*	Perini Corp	115,962

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
967	e*	Team, Inc	$36,891
2,612	e	Technical Olympic USA, Inc	10,422
4,800	e*	WCI Communities, Inc	102,432
		TOTAL GENERAL BUILDING CONTRACTORS	916,250

GENERAL MERCHANDISE STORES - 0.58%
7,030	e*	99 Cents Only Stores	103,552
16,228	*	Big Lots, Inc	507,612
939		Bon-Ton Stores, Inc	52,809
4,536	*	Cabela's, Inc	112,538
7,247	e	Casey's General Stores, Inc	181,247
1,195	e*	Conn's, Inc	29,576
5,740		Fred's, Inc	84,378
2,782	e*	Retail Ventures, Inc	58,561
3,748		Stein Mart, Inc	61,167
		TOTAL GENERAL MERCHANDISE STORES	1,191,440

HEALTH SERVICES - 1.62%
2,207	*	Alliance Imaging, Inc	19,267
3,730	*	Amedisys, Inc	120,964
4,136	*	Amsurg Corp	101,291
6,185	*	Apria Healthcare Group, Inc	199,466
1,354	e*	Bio-Reference Labs, Inc	34,392
1,109	*	Corvel Corp	33,547
4,484	*	Cross Country Healthcare, Inc	81,743
1,100	*	eHealth, Inc	25,905
862	e*	Emeritus Corp	29,093
3,778	e*	Enzo Biochem, Inc	56,972
4,773	e*	Five Star Quality Care, Inc	49,066
2,826	*	Genesis HealthCare Corp	178,349
1,747	*	Genomic Health, Inc	30,293
4,027	*	Gentiva Health Services, Inc	81,225
4,953	*	Healthways, Inc	231,553
2,066	*	Horizon Health Corp	40,390
3,756	e*	Hythiam, Inc	25,541
3,919	e*	Kindred Healthcare, Inc	128,465
2,944	e	LCA-Vision, Inc	121,263
1,803	*	LHC Group, Inc	58,471
5,317	*	Magellan Health Services, Inc	223,314
3,094	*	Matria Healthcare, Inc	81,558
1,386	*	Medcath Corp	37,838
887	e	National Healthcare Corp	45,219
12,862	e*	Nektar Therapeutics	167,978
985	e*	Nighthawk Radiology Holdings, Inc	17,917
4,908	*	Odyssey HealthCare, Inc	64,442
4,062	e	Option Care, Inc	54,025
7,604	*	Psychiatric Solutions, Inc	306,517
1,853	e*	Radiation Therapy Services, Inc	56,776
2,156	*	RehabCare Group, Inc	34,216
3,115	e*	Stereotaxis, Inc	37,069
4,343	*	Sun Healthcare Group, Inc	53,636
6,382	*	Sunrise Senior Living, Inc	252,217
2,683	*	Symbion, Inc	52,614
6,378	*	United Surgical Partners International, Inc	196,506

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,484	*	VistaCare, Inc (Class A)	$12,911
		TOTAL HEALTH SERVICES	3,342,009

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.18%
4,973		Granite Construction, Inc	274,808
3,266	*	Matrix Service Co	66,071
1,248	e*	Sterling Construction Co, Inc	23,787
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	364,666

HOLDING AND OTHER INVESTMENT OFFICES - 10.95%
4,644		Acadia Realty Trust	121,069
6,106	e*	Affordable Residential Communities LP	74,066
1,160	e	Agree Realty Corp	39,602
301	e*	Alexander's, Inc	123,922
4,184		Alexandria Real Estate Equities, Inc	419,948
3,139	e	American Campus Communities, Inc	95,080
18,614		American Financial Realty Trust	187,629
6,335	e	American Home Mortgage Investment Corp	170,982
7,889		Anthracite Capital, Inc	94,668
6,215		Anworth Mortgage Asset Corp	60,721
14,670		Apollo Investment Corp	313,938
1,522		Arbor Realty Trust, Inc	46,330
8,639	e	Ashford Hospitality Trust, Inc	103,150
9,377		BioMed Realty Trust, Inc	246,615
4,181		Capital Lease Funding, Inc	44,779
434	e	Capital Southwest Corp	66,693
1,742	e	Capital Trust, Inc (Class A)	79,383
1,220		CBRE Realty Finance, Inc	16,141
6,083		Cedar Shopping Centers, Inc	98,545
1,130	e	Cherokee, Inc	48,658
1,974		Compass Diversified Trust	33,104
5,146		Corporate Office Properties Trust	235,069
5,498		Cousins Properties, Inc	180,664
11,332		Crescent Real Estate Equities Co	227,320
872		Crystal River Capital, Inc	23,404
23,680		DCT Industrial Trust Inc	280,134
7,041		Deerfield Triarc Capital Corp	105,545
12,480		DiamondRock Hospitality Co	237,120
4,459		Digital Realty Trust, Inc	177,914
3,456		EastGroup Properties, Inc	176,360
3,205	e	Education Realty Trust, Inc	47,370
3,800		Entertainment Properties Trust	228,950
7,889		Equity Inns, Inc	129,222
2,788		Equity Lifestyle Properties, Inc	150,580
5,673		Equity One, Inc	150,335
8,266		Extra Space Storage, Inc	156,558
8,749		FelCor Lodging Trust, Inc	227,212
8,006		Fieldstone Investment Corp	24,578
6,434	e	First Industrial Realty Trust, Inc	291,460
3,286		First Potomac Realty Trust	93,881
8,391	e	Franklin Street Properties Corp	160,939
21,006	e	Friedman Billings Ramsey Group, Inc (Class A)	115,953
2,626	e	Getty Realty Corp	75,471
1,817		Gladstone Capital Corp	43,027

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,942	e	Gladstone Investment Corp	$28,878
5,118	e	Glimcher Realty Trust	138,288
4,925	e	GMH Communities Trust	49,201
2,581	e	Gramercy Capital Corp	79,185
2,698	e*	Harris & Harris Group, Inc	34,858
6,868		Healthcare Realty Trust, Inc	256,176
4,462	e	Hersha Hospitality Trust	52,562
2,200	*	HFF Inc	33,000
8,538		Highland Hospitality Corp	151,976
7,770		Highwoods Properties, Inc	306,837
5,003		Home Properties, Inc	264,208
9,254	e	HomeBanc Corp	32,296
11,043	e	IMPAC Mortgage Holdings, Inc	55,215
9,716	e	Inland Real Estate Corp	178,191
6,205		Innkeepers U.S.A. Trust	101,017
5,964		Investors Real Estate Trust	63,159
97,016		iShares Russell 2000 Index Fund	7,713,742
3,686	e	JER Investors Trust, Inc	70,108
3,929	e	Kite Realty Group Trust	78,384
11,547		KKR Financial Corp	316,734
5,738		LaSalle Hotel Properties	266,014
9,830		Lexington Corporate Properties Trust	207,708
3,353		LTC Properties, Inc	86,876
6,291		Luminent Mortgage Capital, Inc	56,242
5,453		Maguire Properties, Inc	193,909
6,839	e	Medical Properties Trust, Inc	100,465
10,685		MFA Mortgage Investments, Inc	82,275
3,398		Mid-America Apartment Communities, Inc	191,171
2,235		MVC Capital, Inc	34,978
3,524	e	National Health Investors, Inc	110,442
8,393		National Retail Properties, Inc	203,027
12,139		Nationwide Health Properties, Inc	379,465
6,918		Newcastle Investment Corp	191,836
8,118		NorthStar Realty Finance Corp	123,475
5,127	e	Novastar Financial, Inc	25,635
8,333		Omega Healthcare Investors, Inc	142,911
2,069	e	Parkway Properties, Inc	108,105
5,262		Pennsylvania Real Estate Investment Trust	233,264
6,167		Post Properties, Inc	282,017
5,554		Potlatch Corp	254,262
2,302		PS Business Parks, Inc	162,337
2,210	*	Quadra Realty Trust Inc	28,818
8,935		RAIT Investment Trust	249,644
2,466		Ramco-Gershenson Properties	88,061
14,350		Realty Income Corp	404,670
2,832		Redwood Trust, Inc	147,774
3,604		Republic Property Trust	41,410
413		Resource Capital Corp	6,666
1,509		Saul Centers, Inc	85,862
10,576	e	Senior Housing Properties Trust	252,766
2,935		Sovran Self Storage, Inc	162,628
15,454		Spirit Finance Corp	230,265
2,600	e*	Star Maritime Acquisition Corp	26,650
10,512		Strategic Hotels & Resorts, Inc	240,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,648		Sun Communities, Inc	$82,141
8,325		Sunstone Hotel Investors, Inc	226,940
4,444	e	Tanger Factory Outlet Centers, Inc	179,493
1,573	e	Tarragon Corp	16,312
1,795	e	Universal Health Realty Income Trust	64,171
3,033		Urstadt Biddle Properties, Inc (Class A)	59,325
6,752		U-Store-It Trust	135,850
6,462		Washington Real Estate Investment Trust	241,808
4,207	*	Winston Hotels, Inc	63,231
5,156		Winthrop Realty Trust	34,081
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,533,493

HOTELS AND OTHER LODGING PLACES - 0.55%
3,780		Ameristar Casinos, Inc	121,376
2,802	e*	Bluegreen Corp	31,635
5,834	*	Gaylord Entertainment Co	308,444
3,947	*	Great Wolf Resorts, Inc	52,219
2,309	e*	Isle of Capri Casinos, Inc	59,157
2,549	*	Lodgian, Inc	34,055
2,963		Marcus Corp	68,919
1,387	*	Monarch Casino & Resort, Inc	36,062
2,778	e*	Morgans Hotel Group Co	58,366
2,002	*	Outdoor Channel Holdings, Inc	20,460
1,481	e*	Riviera Holdings Corp	41,394
4,279	e*	Trump Entertainment Resorts, Inc	77,322
4,344	e*	Vail Resorts, Inc	236,010
		TOTAL HOTELS AND OTHER LODGING PLACES	1,145,419

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.77%
1,407	e	Aaon, Inc	36,765
3,914		Actuant Corp (Class A)	198,870
3,797		Albany International Corp (Class A)	136,464
3,883	e*	Allis-Chalmers Energy, Inc	61,157
1,280	*	Altra Holdings Inc	17,549
993		Ampco-Pittsburgh Corp	28,688
2,462	*	Astec Industries, Inc	99,096
3,088	e*	ASV, Inc	47,123
7,200	*	Asyst Technologies, Inc	50,616
14,354	*	Axcelis Technologies, Inc	109,665
1,725	e*	Basin Water, Inc	11,851
2,363		Black Box Corp	86,344
5,338	e*	Blount International, Inc	66,458
7,345	e	Briggs & Stratton Corp	226,593
10,722	*	Brooks Automation, Inc	183,882
4,528		Bucyrus International, Inc (Class A)	233,192
1,765		Cascade Corp	105,688
12,066	*	Cirrus Logic, Inc	92,426
2,600	*	Columbus McKinnon Corp	58,214
6,289		Curtiss-Wright Corp	242,378
5,332	*	Cymer, Inc	221,545
3,222	*	Dril-Quip, Inc	139,448
8,323	*	Electronics for Imaging, Inc	195,174
12,117	*	Emulex Corp	221,620
3,174	*	ENGlobal Corp	17,616

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,097	*	EnPro Industries, Inc	$111,647
19,772	*	Entegris, Inc	211,560
17,360	e*	Extreme Networks, Inc	73,433
1,448	*	Flanders Corp	10,498
41,601	e*	Gateway, Inc	91,106
1,642	e*	Gehl Co	41,674
7,120	*	Global Imaging Systems, Inc	138,840
3,427	*	Goodman Global, Inc	60,384
1,525		Gorman-Rupp Co	48,846
2,403	*	Hydril	231,265
7,267	e*	Intermec, Inc	162,345
3,060	e*	Intevac, Inc	80,692
1,060	*	Isilon Systems, Inc	17,140
1,778	*	Kadant, Inc	45,090
4,049		Kaydon Corp	172,325
4,550	e*	Komag, Inc	148,922
8,340	*	Kulicke & Soffa Industries, Inc	77,145
1,672	e	Lindsay Manufacturing Co	53,153
2,157		Lufkin Industries, Inc	121,180
5,588	*	Micros Systems, Inc	301,696
961	*	Middleby Corp	126,698
4,647		Modine Manufacturing Co	106,416
793		Nacco Industries, Inc (Class A)	108,966
2,173	*	NATCO Group, Inc (Class A)	74,143
4,848	e*	Netgear, Inc	138,313
2,815		NN, Inc	35,159
4,230		Nordson Corp	196,526
6,900	*	Oil States International, Inc	221,421
12,819	*	Palm, Inc	232,408
5,901	*	Paxar Corp	169,359
29,632	e*	Quantum Corp	80,006
3,848	e*	Rackable Systems, Inc	65,301
2,795	*	RBC Bearings, Inc	93,437
1,864		Robbins & Myers, Inc	69,509
16,102	e*	Safeguard Scientifics, Inc	47,662
1,566		Sauer-Danfoss, Inc	47,137
3,496	*	Scansource, Inc	93,833
2,939	e*	Semitool, Inc	38,207
3,240	e*	Sigma Designs, Inc	85,082
1,550		Standex International Corp	44,191
346	*	T-3 Energy Services, Inc	6,962
2,194	e*	Tecumseh Products Co (Class A)	22,094
2,501		Tennant Co	78,756
1,944	*	TurboChef Technologies, Inc	29,588
3,201	*	Ultratech, Inc	43,566
9,938	e*	VA Software Corp	40,050
4,003	e	Watsco, Inc	204,433
4,348		Woodward Governor Co	179,007
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,765,593

INSTRUMENTS AND RELATED PRODUCTS - 5.37%
2,943	e*	Abaxis, Inc	71,721
3,003	e*	Abiomed, Inc	41,021
2,170	*	Accuray Inc	48,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,696	e*	Affymetrix, Inc	$291,559
7,764	e*	Align Technology, Inc	123,137
10,033	e*	American Medical Systems Holdings, Inc	212,399
1,363	e*	American Science & Engineering, Inc	71,789
1,970		Analogic Corp	123,874
2,495	*	Anaren, Inc	43,937
2,826	*	Angiodynamics, Inc	47,731
2,008	e*	Argon ST, Inc	53,132
3,214	e	Arrow International, Inc	103,362
3,807	e*	Arthrocare Corp	137,204
2,351	e*	Aspect Medical Systems, Inc	36,652
2,079	e	Badger Meter, Inc	55,197
2,676	*	Bio-Rad Laboratories, Inc (Class A)	186,892
2,311	e*	Biosite, Inc	194,055
5,625	*	Bruker BioSciences Corp	59,175
3,656	*	Candela Corp	41,752
8,043	e*	Cepheid, Inc	95,551
3,959	*	Cerus Corp	26,723
4,292	*	Coherent, Inc	136,228
2,906	e	Cohu, Inc	54,633
3,864	*	Conmed Corp	112,945
14,735	e*	Credence Systems Corp	48,773
3,032	*	Cyberonics, Inc	56,941
1,850		Datascope Corp	66,952
7,475	e*	Depomed, Inc	26,686
2,340	e*	DexCom, Inc	18,392
2,908	*	Dionex Corp	198,064
3,364	*	DJ Orthopedics, Inc	127,496
191	*	DXP Enterprises, Inc	7,296
1,342	*	Eagle Test Systems, Inc	22,331
2,413	e	EDO Corp	63,221
3,706	e*	ESCO Technologies, Inc	166,103
3,653	e*	Esterline Technologies Corp	150,029
2,120	e*	ev3, Inc	41,764
1,783	*	Excel Technology, Inc	48,729
3,338	e*	FEI Co	120,368
9,419	*	Flir Systems, Inc	335,976
6,580	*	Formfactor, Inc	294,455
6,284	*	Fossil, Inc	166,337
3,207	e*	Foxhollow Technologies, Inc	66,994
3,818	e*	Haemonetics Corp	178,492
5,784	*	HealthTronics, Inc	31,176
2,000	e*	Herley Industries, Inc	31,240
7,575	*	Hologic, Inc	436,623
2,087	*	ICU Medical, Inc	81,810
3,530	e*	I-Flow Corp	52,032
3,336	*	II-VI, Inc	112,924
7,766	*	Illumina, Inc	227,544
10,203	e*	Input/Output, Inc	140,597
2,786	*	Integra LifeSciences Holdings Corp	126,986
3,091	e*	Intralase Corp	77,213
4,258	e	Invacare Corp	74,260
5,234	e*	Ionatron, Inc	24,390
2,250	*	IRIS International, Inc	31,388

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,642	e*	Itron, Inc	$236,876
6,197	e*	Ixia	57,632
1,468	e*	Kensey Nash Corp	44,774
9,150	*	Kopin Corp	30,927
6,355	*	Kyphon, Inc	286,865
9,017	e*	L-1 Identity Solutions, Inc	148,871
9,001	*	LTX Corp	55,086
2,096	*	Measurement Specialties, Inc	47,286
1,813	*	Medical Action Industries, Inc	43,331
5,213	e	Mentor Corp	239,798
3,768	*	Merit Medical Systems, Inc	47,288
4,459	e	Mine Safety Appliances Co	187,546
4,959	*	MKS Instruments, Inc	126,554
2,451		Movado Group, Inc	72,182
2,598		MTS Systems Corp	100,906
2,685	e*	Natus Medical, Inc	47,712
1,578	e*	Neurometrix, Inc	15,322
5,528	*	Newport Corp	90,493
1,440	*	Nextest Systems Corp	20,160
1,666	*	Northstar Neuroscience, Inc	21,325
4,606	*	NuVasive, Inc	109,393
2,006	e*	NxStage Medical, Inc	26,720
3,395	e	Oakley, Inc	68,375
531	*	OYO Geospace Corp	37,659
2,597	e*	Palomar Medical Technologies, Inc	103,750
2,722	*	Photon Dynamics, Inc	34,324
3,366		PolyMedica Corp	142,483
6,702	e*	RAE Systems, Inc	19,235
2,216	*	Rofin-Sinar Technologies, Inc	131,143
3,183	e*	Rudolph Technologies, Inc	55,512
7,375	e*	Sirf Technology Holdings, Inc	204,730
2,611	e	Sirona Dental Systems, Inc	89,975
3,304	e*	Sonic Solutions, Inc	46,586
2,265	e*	SonoSite, Inc	64,009
4,698	e*	Spectranetics Corp	50,269
9,720		STERIS Corp	258,163
5,203	e*	Symmetry Medical, Inc	84,965
4,942	*	Teledyne Technologies, Inc	185,028
9,345	e*	ThermoGenesis Corp	34,016
7,298	e*	Thoratec Corp	152,528
1,373	e	United Industrial Corp	75,790
4,436	*	Varian, Inc	258,441
4,272	*	Veeco Instruments, Inc	83,304
4,140	*	Ventana Medical Systems, Inc	173,466
4,687	*	Viasys Healthcare, Inc	159,311
2,481	e*	Vital Images, Inc	82,518
1,035		Vital Signs, Inc	53,799
1,364	*	Volcano Corp	24,566
4,642	*	Wright Medical Group, Inc	103,470
4,308	e*	X-Rite, Inc	55,789
820		Young Innovations, Inc	22,320
2,686	*	Zoll Medical Corp	71,582
2,393	*	Zygo Corp	38,312
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,044,977

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
3,964	e	Crawford & Co (Class B)	$22,991
5,193		Hilb Rogal & Hobbs Co	254,717
1,214	e	James River Group, Inc	38,010
5,372		National Financial Partners Corp	252,001
6,489	*	USI Holdings Corp	109,340
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	677,059

INSURANCE CARRIERS - 2.63%
4,554		21st Century Insurance Group	96,545
790	*	ACA Capital Holdings, Inc	11,076
1,231		Affirmative Insurance Holdings, Inc	21,296
4,710	e	Alfa Corp	87,041
7,872		American Equity Investment Life Holding Co	103,359
1,278	*	American Physicians Capital, Inc	51,222
7,423	*	AMERIGROUP Corp	225,659
3,870		Amtrust Financial Services, Inc	40,867
4,489	*	Argonaut Group, Inc	145,264
1,168		Baldwin & Lyons, Inc (Class B)	29,726
1,946		Bristol West Holdings, Inc	43,143
6,116	*	Centene Corp	128,375
2,387	*	CNA Surety Corp	50,366
7,806		Commerce Group, Inc	234,492
597	*	Darwin Professional Underwriters, Inc	15,015
5,969		Delphi Financial Group, Inc (Class A)	240,133
2,322		Direct General Corp	49,366
1,924		Donegal Group, Inc (Class A)	32,670
791		EMC Insurance Group, Inc	20,408
7,940	*	Employers Holdings Inc	158,959
1,947		FBL Financial Group, Inc (Class A)	76,186
2,176	e*	First Acceptance Corp	22,783
1,480	*	First Mercury Financial Corp	30,414
1,519	*	Fpic Insurance Group, Inc	67,854
1,097		Great American Financial Resources, Inc	26,855
1,938		Harleysville Group, Inc	62,966
3,762	*	HealthExtras, Inc	108,270
2,761	*	Healthspring, Inc	65,022
6,226		Horace Mann Educators Corp	127,944
918		Independence Holding Co	19,866
2,878		Infinity Property & Casualty Corp	134,863
635		Kansas City Life Insurance Co	28,575
2,601	e	LandAmerica Financial Group, Inc	192,240
3,355	*	Meadowbrook Insurance Group, Inc	36,871
1,738		Midland Co	73,726
1,620	*	Molina Healthcare, Inc	49,556
2,329		National Interstate Corp	59,995
342		National Western Life Insurance Co (Class A)	83,722
1,908	*	Navigators Group, Inc	95,724
755		NYMAGIC, Inc	30,842
1,896		Odyssey Re Holdings Corp	74,532
8,549		Ohio Casualty Corp	256,043
16,197		Phoenix Cos, Inc	224,814
4,635	e*	PMA Capital Corp (Class A)	43,523

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,056		Presidential Life Corp	$60,264
4,767	*	ProAssurance Corp	243,832
3,211		RLI Corp	176,380
2,001		Safety Insurance Group, Inc	80,280
1,427	*	SCPIE Holdings, Inc	32,393
2,250	*	SeaBright Insurance Holdings, Inc	41,400
8,380		Selective Insurance Group, Inc	213,355
2,188		State Auto Financial Corp	70,300
2,467		Stewart Information Services Corp	103,096
2,312		Tower Group, Inc	74,493
1,687	e*	Triad Guaranty, Inc	69,859
3,077		United Fire & Casualty Co	108,095
5,467	*	Universal American Financial Corp	105,950
5,307		Zenith National Insurance Corp	250,862
		TOTAL INSURANCE CARRIERS	5,408,727

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
3,528	*	Geo Group, Inc	159,889
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	159,889

LEATHER AND LEATHER PRODUCTS - 0.43%
1,461	*	CROCS, Inc	69,032
3,366	*	Genesco, Inc	139,790
7,032	e*	Iconix Brand Group, Inc	143,453
2,837		Steven Madden Ltd	82,840
7,184	*	Timberland Co (Class A)	187,000
1,002	e	Weyco Group, Inc	26,032
8,011		Wolverine World Wide, Inc	228,874
		TOTAL LEATHER AND LEATHER PRODUCTS	877,021

LEGAL SERVICES - 0.12%
5,739	e*	FTI Consulting, Inc	192,773
1,258	e*	Pre-Paid Legal Services, Inc	63,038
		TOTAL LEGAL SERVICES	255,811

LUMBER AND WOOD PRODUCTS - 0.19%
1,688	e	American Woodmark Corp	62,051
11,133	e*	Champion Enterprises, Inc	97,970
1,494		Deltic Timber Corp	71,652
1,023		Skyline Corp	34,516
2,383		Universal Forest Products, Inc	118,078
		TOTAL LUMBER AND WOOD PRODUCTS	384,267

METAL MINING - 0.49%
5,987	e*	Cleveland-Cliffs, Inc	383,228
40,076	e*	Coeur d'Alene Mines Corp	164,712
16,754	e*	Hecla Mining Co	151,791
7,114	e*	Rosetta Resources, Inc	146,122
2,840	e*	Royal Gold, Inc	85,484
6,144	e*	Stillwater Mining Co	77,967
		TOTAL METAL MINING	1,009,304

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
3,721		Blyth, Inc	78,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,020		Callaway Golf Co	$173,675
5,623	e	Daktronics, Inc	154,295
3,999	e*	Jakks Pacific, Inc	95,576
6,840	*	K2, Inc	82,696
1,245		Marine Products Corp	11,915
4,480	e	Nautilus, Inc	69,126
5,224	e*	Progressive Gaming International Corp	23,508
2,849	*	RC2 Corp	115,071
2,013	*	Russ Berrie & Co, Inc	28,383
4,806	e*	Shuffle Master, Inc	87,710
963		Steinway Musical Instruments, Inc	31,076
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	951,581

MISCELLANEOUS RETAIL - 1.05%
660	*	Shutterfly Inc	10,586
3,591	*	1-800-FLOWERS.COM, Inc (Class A)	27,938
2,035	e*	AC Moore Arts & Crafts, Inc	43,427
3,376		Big 5 Sporting Goods Corp	87,506
1,834	*	Blue Nile, Inc	74,570
1,920		Books-A-Million, Inc	27,341
8,337	e	Borders Group, Inc	170,242
2,201	e*	Build-A-Bear Workshop, Inc	60,461
4,248		Cash America International, Inc	174,168
7,374	*	CKX, Inc	81,851
3,073	*	dELiA*s, Inc	28,210
10,324	e*	Drugstore.com, Inc	26,636
4,813	*	Ezcorp, Inc (Class A)	70,895
5,566	*	GSI Commerce, Inc	125,736
4,687	*	Hibbett Sports Inc	134,001
4,566		Longs Drug Stores Corp	235,788
1,453	e*	Overstock.com, Inc	24,120
3,413	*	Priceline.com, Inc	181,776
884	e	Pricesmart, Inc	13,578
2,841	*	Stamps.com, Inc	40,825
1,577	e	Systemax, Inc	29,537
3,900	*	Valuevision International, Inc (Class A)	48,204
3,956		World Fuel Services Corp	183,005
6,878	e*	Zale Corp	181,442
1,977	e*	Zumiez, Inc	79,317
		TOTAL MISCELLANEOUS RETAIL	2,161,160

MOTION PICTURES - 0.60%
6,073	e*	Avid Technology, Inc	211,826
27,404	e*	Blockbuster, Inc (Class A)	176,482
1,873	e	Carmike Cinemas, Inc	43,454
2,281	e*	Gaiam, Inc (Class A)	35,903
7,434	*	Macrovision Corp	186,222
5,870	*	National CineMedia Inc	156,729
20,410	d*	Time Warner Telecom, Inc (Class A)	423,916
		TOTAL MOTION PICTURES	1,234,532

NONDEPOSITORY INSTITUTIONS - 0.90%
3,097	e*	Accredited Home Lenders Holding Co	28,709
9,937	e	Advance America Cash Advance Centers, Inc	152,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,892		Advanta Corp (Class B)	$126,785
7,545		Ares Capital Corp	137,093
1,755	e	Asta Funding, Inc	75,781
7,553		CharterMac	146,151
3,019	e*	CompuCredit Corp	94,253
1,255	e*	Credit Acceptance Corp	34,123
11,060	*	Doral Financial Corp	18,138
1,507	e	Federal Agricultural Mortgage Corp (Class C)	40,990
3,970	e	Financial Federal Corp	104,490
4,010	*	First Cash Financial Services, Inc	89,343
7,280	*	FREEDOM ACQUISITION HOLDING INC	69,670
2,320		Highland Distressed Opportunities Inc	33,338
4,320	*	INFORMATION SERVICES GROUP INC	32,227
9,136	*	INVESTools, Inc	126,990
1,790		Kohlberg Capital Corp	28,640
8,376		MCG Capital Corp	157,134
2,091	e	Medallion Financial Corp	23,921
1,840	*	NewStar Financial Inc	30,838
2,208	e	NGP Capital Resources Co	34,908
3,270	*	NTR ACQUISITION CO	29,790
4,934	e*	Ocwen Financial Corp	63,501
2,936	e	Technology Investment Capital Corp	49,648
1,449	e*	United PanAm Financial Corp	18,113
2,549	*	World Acceptance Corp	101,833
		TOTAL NONDEPOSITORY INSTITUTIONS	1,849,337

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
3,269	e	AMCOL International Corp	96,926
4,696	e	Compass Minerals International, Inc	156,846
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	253,772

OIL AND GAS EXTRACTION - 2.87%
1,738	e*	Arena Resources, Inc	87,109
2,316	e*	Atlas America, Inc	130,831
2,944	e*	ATP Oil & Gas Corp	110,694
3,885	*	Atwood Oceanics, Inc	228,011
11,325	*	Aurora Oil & Gas Corp	29,558
2,180	*	Basic Energy Services, Inc	50,794
4,876		Berry Petroleum Co (Class A)	149,498
4,136	e*	Bill Barrett Corp	134,048
2,198	*	Bois d'Arc Energy, Inc	29,080
7,332	*	Brigham Exploration Co	45,605
1,790	e*	Bronco Drilling Co, Inc	29,660
2,980	*	Cal Dive International Inc	36,386
3,238	*	Callon Petroleum Co	43,940
3,150	*	Carrizo Oil & Gas, Inc	110,124
931	e*	Clayton Williams Energy, Inc	26,412
3,401	*	Complete Production Services, Inc	67,714
6,217	*	Comstock Resources, Inc	170,221
1,269	*	Dawson Geophysical Co	62,854
5,106		Delta & Pine Land Co	210,367
7,597	e*	Delta Petroleum Corp	174,427
3,908	*	Edge Petroleum Corp	48,928
7,679	*	Encore Acquisition Co	185,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,606	e*	Energy Partners Ltd	$101,749
7,110	*	EXCO Resources, Inc	117,884
4,546	e*	Exploration Co of Delaware, Inc	49,324
10,248	e*	Gasco Energy, Inc	25,005
4,329	e*	GeoGlobal Resources, Inc	26,450
2,113	*	Geomet, Inc	18,637
1,078	e*	GMX Resources, Inc	33,127
1,954	e*	Goodrich Petroleum Corp	65,713
27,948	*	Grey Wolf, Inc	187,252
1,687	e*	Gulfport Energy Corp	22,538
14,698	e*	Hanover Compressor Co	327,031
5,490	e*	Harvest Natural Resources, Inc	53,473
2,857	e*	Hercules Offshore, Inc	75,025
4,178	*	Houston Exploration Co	225,403
10,524	*	Mariner Energy, Inc	201,324
3,152	*	McMoRan Exploration Co	43,214
14,097	*	Meridian Resource Corp	33,974
2,070	e*	Metretek Technologies, Inc	27,614
12,409	e*	Newpark Resources, Inc	87,483
5,132	e*	Parallel Petroleum Corp	117,779
15,743	*	Parker Drilling Co	147,827
800	m,v*	PetroCorp	(0)
20,439	e*	PetroHawk Energy Corp	269,182
1,989	e*	Petroleum Development Corp	106,551
5,661	*	Petroquest Energy, Inc	66,177
6,082	*	Pioneer Drilling Co	77,181
83	e*	PrimeEnergy Corp	4,827
3,674	*	Quest Resource Corp	33,691
3,318	*	RAM Energy Resources, Inc	15,362
4,630	e	RPC, Inc	77,136
4,012	*	Stone Energy Corp	119,116
4,628	*	Sulphco, Inc	15,828
1,827	*	Superior Well Services, Inc	41,747
4,099	*	Swift Energy Co	171,215
5,078	e*	Syntroleum Corp	15,843
1,823	e*	Toreador Resources Corp	33,087
11,695	e*	Transmeridian Exploration, Inc	33,448
1,731	e*	Trico Marine Services, Inc	64,497
2,520	*	Union Drilling, Inc	35,784
8,043	e*	Vaalco Energy, Inc	41,663
1,570	*	Venoco, Inc	28,040
7,264	*	Warren Resources, Inc	94,650
4,290	*	W-H Energy Services, Inc	200,515
5,304	*	Whiting Petroleum Corp	209,031
		TOTAL OIL AND GAS EXTRACTION	5,904,413

PAPER AND ALLIED PRODUCTS - 0.82%
8,035		Bowater, Inc	191,394
5,603	*	Buckeye Technologies, Inc	72,727
3,719	*	Caraustar Industries, Inc	23,355
7,732	*	Cenveo, Inc	187,888
2,598	e	Chesapeake Corp	39,230
6,183		Glatfelter	92,189
10,216	e*	Graphic Packaging Corp	48,424

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,361		Greif, Inc (Class A)	$262,331
9,449		Longview Fibre Co	232,729
3,465	*	Mercer International, Inc	41,441
2,022		Neenah Paper, Inc	80,354
7,727	*	Playtex Products, Inc	104,855
4,891		Rock-Tenn Co (Class A)	162,381
2,277		Schweitzer-Mauduit International, Inc	56,583
6,423		Wausau Paper Corp	92,234
		TOTAL PAPER AND ALLIED PRODUCTS	1,688,115

PERSONAL SERVICES - 0.36%
4,082	e	Coinmach Service Corp (Class A)	43,310
3,915	*	Coinstar, Inc	122,540
2,906		G & K Services, Inc (Class A)	105,430
4,614		Jackson Hewitt Tax Service, Inc	148,479
6,560		Regis Corp	264,827
1,413		Unifirst Corp	54,217
		TOTAL PERSONAL SERVICES	738,803

PETROLEUM AND COAL PRODUCTS - 0.29%
1,861	e	Alon USA Energy, Inc	67,368
1,410		Delek US Holdings, Inc	26,973
2,110	*	Giant Industries, Inc	159,622
6,169	*	Headwaters, Inc	134,793
2,438		WD-40 Co	77,309
3,290	e	Western Refining, Inc	128,376
		TOTAL PETROLEUM AND COAL PRODUCTS	594,441

PRIMARY METAL INDUSTRIES - 2.16%
15,809	*	AK Steel Holding Corp	369,773
6,108	e	Belden CDT, Inc	327,328
2,753	*	Brush Engineered Materials, Inc	133,438
3,320	*	Century Aluminum Co	155,642
6,618		Chaparral Steel Co	384,969
1,130	*	Claymont Steel Inc	22,521
8,340	*	CommScope, Inc	357,786
3,246	e	Encore Wire Corp	82,189
7,261	*	General Cable Corp	387,955
3,357		Gibraltar Industries, Inc	75,935
1,376	*	LB Foster Co (Class A)	28,359
4,425	*	Lone Star Technologies, Inc	292,183
4,615		Matthews International Corp (Class A)	187,831
5,346		Mueller Industries, Inc	160,915
1,084		Olympic Steel, Inc	33,593
5,419		Quanex Corp	229,495
3,271	*	RTI International Metals, Inc	297,694
3,310	e	Schnitzer Steel Industries, Inc (Class A)	132,963
2,050		Steel Technologies, Inc	60,639
2,898	e*	Superior Essex, Inc	100,474
3,325		Texas Industries, Inc	251,137
4,898		Tredegar Corp	111,625
1,518	*	Wheeling-Pittsburgh Corp	35,961
10,488	e	Worthington Industries, Inc	215,843
		TOTAL PRIMARY METAL INDUSTRIES	4,436,248

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 1.07%
6,505	*	ACCO Brands Corp	$156,705
7,679		American Greetings Corp (Class A)	178,230
13,050		Belo (A.H.) Corp (Class A)	243,644
4,324		Bowne & Co, Inc	68,017
1,590	*	Consolidated Graphics, Inc	117,740
1,425		Courier Corp	55,675
932		CSS Industries, Inc	34,931
3,658		Ennis, Inc	97,888
2,010	e	GateHouse Media, Inc	40,803
3,853		John H Harland Co	197,389
5,719		Journal Communications, Inc (Class A)	74,976
5,196		Journal Register Co	30,968
6,575		Lee Enterprises, Inc	197,579
3,432	e	Martha Stewart Living Omnimedia, Inc (Class A)	58,378
3,237		Media General, Inc (Class A)	123,524
2,755	e*	Playboy Enterprises, Inc (Class B)	28,349
3,771	e*	Presstek, Inc	22,815
28,843	*	Primedia, Inc	76,722
5,533	*	Private Media Group Ltd	13,611
2,021	e	Schawk, Inc	36,600
5,039	*	Scholastic Corp	156,713
2,812	e	Standard Register Co	35,572
8,993	e*	Sun-Times Media Group, Inc (Class A)	44,605
7,010	*	Valassis Communications, Inc	120,502
		TOTAL PRINTING AND PUBLISHING	2,211,936

RAILROAD TRANSPORTATION - 0.22%
5,057		Florida East Coast Industries	317,023
5,193	*	Genesee & Wyoming, Inc (Class A)	138,186
		TOTAL RAILROAD TRANSPORTATION	455,209

REAL ESTATE - 0.14%
1,706	e	California Coastal Communities, Inc	34,615
804		Consolidated-Tomoka Land Co	60,662
2,566	*	Housevalues, Inc	12,984
290	e*	LoopNet, Inc	4,956
6,230	*	Meruelo Maddux Properties Inc	54,513
782	e	Orleans Homebuilders, Inc	6,921
14,652		Stewart Enterprises, Inc (Class A)	118,095
		TOTAL REAL ESTATE	292,746

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.58%
968	*	AEP Industries, Inc	41,624
8,512		Cooper Tire & Rubber Co	155,684
1,602	*	Deckers Outdoor Corp	113,774
820	*	Metabolix, Inc	13,637
1,643	e	PW Eagle, Inc	54,285
3,498		Schulman (A.), Inc	82,413
1,530	*	Skechers U.S.A., Inc (Class A)	51,362
4,660		Spartech Corp	136,724
3,094		Titan International, Inc	78,371
1,590	e*	Trex Co, Inc	34,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,714		Tupperware Corp	$217,240
4,635	e	West Pharmaceutical Services, Inc	215,203
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,194,550

SECURITY AND COMMODITY BROKERS - 0.98%
3,332		Calamos Asset Management, Inc (Class A)	74,370
2,068	e	Cohen & Steers, Inc	89,089
714	e	GAMCO Investors, Inc (Class A)	30,938
1,702	e*	GFI Group, Inc	115,685
2,543	e	Greenhill & Co, Inc	156,115
5,460		International Securities Exchange, Inc	266,448
840	*	KBW, Inc	29,198
15,006	*	Knight Capital Group, Inc (Class A)	237,695
7,828	e*	LaBranche & Co, Inc	63,876
4,320	*	MarketAxess Holdings, Inc	72,317
2,044	e*	Morningstar, Inc	105,552
3,068	e	optionsXpress Holdings, Inc	72,221
1,110	*	Penson Worldwide, Inc	33,511
2,687	*	Piper Jaffray Cos	166,433
2,080	e	Sanders Morris Harris Group, Inc	22,152
2,063	e*	Stifel Financial Corp	91,391
3,531		SWS Group, Inc	87,604
957	e*	Thomas Weisel Partners Group, Inc	18,202
143		Value Line, Inc	6,835
12,178		Waddell & Reed Financial, Inc (Class A)	283,991
		TOTAL SECURITY AND COMMODITY BROKERS	2,023,623

SOCIAL SERVICES - 0.14%
3,741	e*	Bright Horizons Family Solutions, Inc	141,223
3,225	e*	Capital Senior Living Corp	37,442
1,866	e*	Providence Service Corp	44,262
3,327	*	Res-Care, Inc	58,223
		TOTAL SOCIAL SERVICES	281,150

SPECIAL TRADE CONTRACTORS - 0.43%
471	e	Alico, Inc	27,002
3,673		Chemed Corp	179,830
5,758		Comfort Systems USA, Inc	68,981
5,609	*	Dycom Industries, Inc	146,171
4,518	*	EMCOR Group, Inc	266,472
3,809	e*	Insituform Technologies, Inc (Class A)	79,189
2,161	e*	Integrated Electrical Services, Inc	53,442
1,559	e*	Layne Christensen Co	56,779
		TOTAL SPECIAL TRADE CONTRACTORS	877,866

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
4,042		Apogee Enterprises, Inc	81,002
3,301	e*	Cabot Microelectronics Corp	110,617
2,774	e	CARBO Ceramics, Inc	129,130
4,314	*	US Concrete, Inc	33,735
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	354,484

TEXTILE MILL PRODUCTS - 0.08%
840	*	Heelys Inc	24,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,164		Oxford Industries, Inc	$106,988
3,124		Xerium Technologies, Inc	25,054
		TOTAL TEXTILE MILL PRODUCTS	156,688

TOBACCO PRODUCTS - 0.16%
3,690		Universal Corp	226,382
5,712	e	Vector Group Ltd	106,872
		TOTAL TOBACCO PRODUCTS	333,254

TRANSPORTATION BY AIR - 0.83%
7,598	*	ABX Air, Inc	52,046
1,411	*	Air Methods Corp	33,892
13,304	e*	Airtran Holdings, Inc	136,632
5,699	*	Alaska Air Group, Inc	217,132
640	*	Allegiant Travel Co	20,160
2,867	e*	Atlas Air Worldwide Holdings, Inc	151,177
3,236	*	Bristow Group, Inc	117,952
4,580	*	EGL, Inc	181,505
7,284	e*	ExpressJet Holdings, Inc	42,539
4,530	e*	Frontier Airlines Holdings, Inc	27,225
24,969	e*	JetBlue Airways Corp	287,393
4,836	e*	Mesa Air Group, Inc	36,415
1,901	e*	PHI, Inc	51,441
4,760	*	Republic Airways Holdings, Inc	109,290
9,146		Skywest, Inc	245,387
		TOTAL TRANSPORTATION BY AIR	1,710,186

TRANSPORTATION EQUIPMENT - 1.98%
2,909		A.O. Smith Corp	111,182
5,235	e*	AAR Corp	144,277
3,823	*	Accuride Corp	55,816
860	*	Aerovironment Inc	19,660
3,177	*	Aftermarket Technology Corp	77,138
7,456	e	American Axle & Manufacturing Holdings, Inc	203,922
1,420		American Railcar Industries, Inc	42,330
1,960	e	Arctic Cat, Inc	38,200
10,125	e	ArvinMeritor, Inc	184,781
11,129	*	BE Aerospace, Inc	352,789
7,438		Clarcor, Inc	236,528
1,923	*	Comtech Group, Inc	33,614
6,736		Federal Signal Corp	104,543
9,388	e*	Fleetwood Enterprises, Inc	74,259
1,757		Freightcar America, Inc	84,635
1,473	e*	Fuel Systems Solutions, Inc	27,280
7,659	*	GenCorp, Inc	106,001
1,579	e*	GenTek, Inc	53,781
1,911	e	Greenbrier Cos, Inc	51,024
3,569		Group 1 Automotive, Inc	141,939
2,813	e	Heico Corp	102,646
2,507	*	K&F Industries Holdings, Inc	67,514
3,152		Kaman Corp	73,473
1,358	*	Miller Industries, Inc	29,618
3,839		Monaco Coach Corp	61,155
1,933	e	Noble International Ltd	32,436

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,581	*	Orbital Sciences Corp	$160,808
5,079	e	Polaris Industries, Inc	243,690
951	*	Sequa Corp (Class A)	113,901
3,196	e	Superior Industries International, Inc	66,573
6,501	*	Tenneco, Inc	165,515
1,460	*	TransDigm Group, Inc	53,115
2,345		Triumph Group, Inc	129,772
18,535	*	Visteon Corp	158,289
4,056	e	Wabash National Corp	62,544
6,975		Westinghouse Air Brake Technologies Corp	240,568
4,744	e	Winnebago Industries, Inc	159,541
		TOTAL TRANSPORTATION EQUIPMENT	4,064,857

TRANSPORTATION SERVICES - 0.43%
2,977		Ambassadors Group, Inc	98,955
958	e	Ambassadors International, Inc	44,202
1,491	*	Dynamex, Inc	37,931
5,749	*	HUB Group, Inc (Class A)	166,664
10,760	*	Lear Corp	392,848
5,497		Pacer International, Inc	148,089
		TOTAL TRANSPORTATION SERVICES	888,689

TRUCKING AND WAREHOUSING - 0.46%
3,701		Arkansas Best Corp	131,571
3,052	*	Celadon Group, Inc	50,968
4,598		Forward Air Corp	151,182
8,707		Heartland Express, Inc	138,267
2,364	*	Marten Transport Ltd	37,540
3,997	*	Old Dominion Freight Line	115,154
782	*	P.A.M. Transportation Services, Inc	16,125
246	e*	Patriot Transportation Holding, Inc	22,044
1,711	e*	Quality Distribution, Inc	14,800
2,220	*	Saia, Inc	52,725
6,776	e*	SIRVA, Inc	24,190
1,597	*	U.S. Xpress Enterprises, Inc (Class A)	27,564
712	e*	Universal Truckload Services, Inc	17,238
1,197	e*	USA Truck, Inc	18,601
7,120	e	Werner Enterprises, Inc	129,370
		TOTAL TRUCKING AND WAREHOUSING	947,339

WATER TRANSPORTATION - 0.27%
8,842	e*	American Commercial Lines, Inc	278,081
2,400	*	Gulfmark Offshore, Inc	104,760
2,092		Horizon Lines, Inc (Class A)	68,659
3,296	e*	Hornbeck Offshore Services, Inc	94,430
		TOTAL WATER TRANSPORTATION	545,930

WHOLESALE TRADE-DURABLE GOODS - 1.26%
4,199		Agilysys, Inc	94,352
6,421		Applied Industrial Technologies, Inc	157,571
5,554		Barnes Group, Inc	127,798
6,154	e*	Beacon Roofing Supply, Inc	99,572
1,648	e	BlueLinx Holdings, Inc	17,304
3,988		Building Material Holding Corp	72,223

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,503		Castle (A.M.) & Co	$44,128
3,351	e*	Conceptus, Inc	67,020
3,464	*	Digi International, Inc	43,993
2,551	e*	Drew Industries, Inc	73,163
5,408	e*	Genesis Microchip, Inc	50,240
850	e*	Hansen Medical, Inc	16,065
1,340	e*	Houston Wire & Cable Co	37,547
15,792		IKON Office Solutions, Inc	226,931
6,708	*	Insight Enterprises, Inc	120,610
3,845	*	Interline Brands, Inc	84,282
2,343	*	Keystone Automotive Industries, Inc	78,959
8,224	e	Knight Transportation, Inc	146,552
584		Lawson Products, Inc	22,122
6,420	e*	LKQ Corp	140,341
5,157	e*	Merge Technologies, Inc	25,115
885	*	MWI Veterinary Supply, Inc	29,205
5,756		Owens & Minor, Inc	211,418
7,987	e	PEP Boys-Manny Moe & Jack	152,472
9,708	*	PSS World Medical, Inc	205,227
3,678	e	Ryerson Tull, Inc	145,722
5,271	*	Tyler Technologies, Inc	66,942
1,998	e*	West Marine, Inc	36,384
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,593,258

WHOLESALE TRADE-NONDURABLE GOODS - 1.34%
6,347	e*	Akorn, Inc	42,842
14,149	*	Alliance One International, Inc	130,595
6,668	e*	Allscripts Healthcare Solutions, Inc	178,769
1,997	e	Andersons, Inc	88,667
4,678	e*	Central European Distribution Corp	136,176
1,515	e*	Core-Mark Holding Co, Inc	54,055
626	e*	Green Mountain Coffee Roasters, Inc	39,469
4,496	*	Hain Celestial Group, Inc	135,195
1,276	e	Kenneth Cole Productions, Inc (Class A)	32,755
3,780	e	K-Swiss, Inc (Class A)	102,136
718	e*	Maui Land & Pineapple Co, Inc	25,956
6,846		Men's Wearhouse, Inc	322,104
3,701		Myers Industries, Inc	69,135
2,012	e	Nash Finch Co	69,334
8,279		Nu Skin Enterprises, Inc (Class A)	136,769
2,312	e*	Nuco2, Inc	58,309
1,435	*	Perry Ellis International, Inc	45,906
2,974	*	School Specialty, Inc	107,391
1,872	e*	Smart & Final, Inc	40,753
5,099	e*	Source Interlink Cos, Inc	34,214
2,994		Spartan Stores, Inc	80,239
5,274	e	Stride Rite Corp	81,167
13,674	e*	Terra Industries, Inc	239,295
6,059	e*	United Natural Foods, Inc	185,648
4,221	*	United Stationers, Inc	252,922
1,963	*	Volcom, Inc	67,449
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,757,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

			VALUE
		TOTAL COMMON STOCKS
		(Cost $177,919,171)	$202,375,298

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 30.26%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 2.18%
$ 4,500,000	d	Federal Home Loan Banks (FHLB) 4.900%, 04/02/07	4,498,163

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.08%
57,781,267		State Street Navigator Securities Lending Prime Portfolio	57,781,267

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $62,280,642)	62,279,430

		TOTAL PORTFOLIO - 128.57%
		(Cost $240,199,813)	264,654,728
		OTHER ASSETS & LIABILITIES, NET - (28.57)%	(58,813,856)

		NET ASSETS - 100.00%	$205,840,872

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $4,865,754.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.99%

AGRICULTURAL PRODUCTION-CROPS - 0.11%
30,507	*	Gallaher Group plc	$680,175
		TOTAL AGRICULTURAL PRODUCTION-CROPS	680,175

AGRICULTURAL SERVICES - 0.04%
9,164		Yara International ASA	252,910
		TOTAL AGRICULTURAL SERVICES	252,910

AMUSEMENT AND RECREATION SERVICES - 0.57%
15,077		Aristocrat Leisure Ltd	200,061
698	e*	bwin Interactive Entertainment	32,821
27,129		Ladbrokes plc	214,877
2,312	e	Lottomatica S.p.A.	92,098
4,500		Nintendo Co Ltd	1,307,918
10,290		OPAP S.A.	394,781
2,300		Oriental Land Co Ltd	136,821
1,341		Paddy Power plc	35,487
32,599		PartyGaming plc	33,197
4,965		Publishing & Broadcasting Ltd	79,741
16,945		Rank Group plc	68,107
13		Round One Corp	26,256
7,900		Sega Sammy Holdings, Inc	184,360
14,057		Sky City Entertainment Group Ltd	46,894
23,311	e	TABCORP Holdings Ltd	311,017
55,380		Tattersall's Ltd	230,761
15,489		William Hill plc	193,853
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,589,050

APPAREL AND ACCESSORY STORES - 0.38%
2,000		Aoyama Trading Co Ltd	63,476
19,795		Burberry Group plc	254,366
2,500		Fast Retailing Co Ltd	194,119
39,000		Giordano International Ltd	18,967
22,021		Hennes & Mauritz AB (B Shares)	1,267,750
9,742		Inditex S.A.	605,532
		TOTAL APPAREL AND ACCESSORY STORES	2,404,210

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
7,000		Asics Corp	78,352
1,879		Benetton Group S.p.A.	30,422
9,000		Gunze Ltd	52,317
24,000		Mitsubishi Rayon Co Ltd	159,878
6,000		Nisshinbo Industries, Inc	75,204
5,000		Onward Kashiyama Co Ltd	69,543
900		Shimamura Co Ltd	98,982
2,000		Tokyo Style Co Ltd	21,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
24,000		Toyobo Co Ltd	$71,487
5,000		Wacoal Holdings Corp	63,349
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	721,428

AUTO REPAIR, SERVICES AND PARKING - 0.08%
9,000		Aisin Seiki Co Ltd	315,428
5,100		NOK Corp	86,774
3,000		Park24 Co Ltd	40,351
7,800		Sumitomo Rubber Industries, Inc	85,453
		TOTAL AUTO REPAIR, SERVICES AND PARKING	528,006

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
4,931		Jardine Cycle & Carriage Ltd	38,677
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	38,677

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
10,084		Grafton Group plc	151,545
109,452		Kingfisher plc	599,308
4,980		Travis Perkins plc	197,173
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	948,026

BUSINESS SERVICES - 2.06%
8	e*	Access Co Ltd	35,845
1,278		Acciona S.A.	276,824
6,126		Adecco S.A.	388,940
36,209		Aegis Group plc	106,881
11,336		Aggreko plc	113,322
1,300		Asatsu-DK, Inc	41,039
2,714	*	Atos Origin S.A.	181,745
13,237		Autostrade S.p.A.	424,382
4,149	*	Business Objects S.A.	151,031
6,339		Cap Gemini S.A.	482,587
9,499		Cintra Concesiones de Infraestructuras de Transporte S.A.	177,902
20,765		Computershare Ltd	182,291
3,300		CSK Holdings Corp	138,340
2,377		Dassault Systemes S.A.	127,806
81		Dentsu, Inc	226,833
36	e	eAccess Ltd	23,921
4,300	e*	Elpida Memory, Inc	166,760
45,581		Experian Group Ltd	525,172
20,650		First Choice Holidays plc	116,829
700		FUJI SOFT, Inc	20,850
84,000		Fujitsu Ltd	559,572
3,388	*	Getronics NV	30,821
8,403	e	GN Store Nord	119,015
54	e*	Goodwill Group, Inc	42,525
52,893		Group 4 Securicor plc	209,211
4,588	e	Gruppo Editoriale L'Espresso S.p.A.	24,454
1,160		Hakuhodo DY Holdings, Inc	81,113
62,614		Hays plc	193,139
5,436		Indra Sistemas S.A.	137,027
35	*	KK DaVinci Advisors	37,424
3,800		Konami Corp	101,578
65,031		LogicaCMG plc	227,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,940		Michael Page International plc	$136,359
22,251		Misys plc	104,540
93,000		NEC Corp	498,778
5,500		Nomura Research Institute Ltd	161,957
59		NTT Data Corp	299,907
300		Obic Co Ltd	59,343
1,900	e	Oracle Corp Japan	91,421
1,000		Otsuka Corp	95,723
2,639		Promotora de Informaciones S.A.	58,872
4,749		Public Power Corp	116,221
263		Rakuten, Inc	125,206
2,066		Randstad Holdings NV	160,237
80,997		Rentokil Initial plc	259,805
59,918		Reuters Group plc	549,458
57,833		Sage Group plc	293,905
41,171		SAP AG.	1,835,285
9,400		Secom Co Ltd	436,337
13,810		Securitas AB (B Shares)	210,627
192		SGS S.A.	229,266
36,000		Singapore Post Ltd	26,339
1,004		Societe Des Autoroutes Paris-Rhin-Rhone	91,469
52,000		Solomon Systech International Ltd	8,186
4,715	*	Telelogic AB	8,947
2,863	e	Tietoenator Oyj	83,375
1,000		TIS, Inc	23,761
3,500		Trend Micro, Inc	95,638
1,040		USS Co Ltd	67,868
54,576		WPP Group plc	826,958
679	e*	Yahoo! Japan Corp	234,227
		TOTAL BUSINESS SERVICES	12,862,982

CHEMICALS AND ALLIED PRODUCTS - 9.46%
5,603		Air Liquide S.A.	1,365,965
12,617		Akzo Nobel NV	958,170
1,000		Alfresa Holdings Corp	63,646
36,833	*	Alliance Boots plc	744,024
3,116		Altana AG.	202,380
57,000		Asahi Kasei Corp	415,020
24,800		Astellas Pharma, Inc	1,069,111
67,268		AstraZeneca plc	3,619,078
3,500	e	AstraZeneca plc (ADR)	187,775
22,704		BASF AG.	2,556,130
33,718		Bayer AG.	2,154,810
3,736		Beiersdorf AG.	254,776
13,000	e	Chugai Pharmaceutical Co Ltd	328,751
3,191		Ciba Specialty Chemicals AG.	210,212
9,291		Clariant AG.	159,418
8,109		CSL Ltd	540,429
11,000		Daicel Chemical Industries Ltd	75,144
32,700		Daiichi Sankyo Co Ltd	1,001,757
26,000		Dainippon Ink and Chemicals, Inc	103,259
6,786		DSM NV	304,042
11,400		Eisai Co Ltd	546,589
17,972	*	Elan Corp plc	230,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,900	e*	Elan Corp plc (ADR)	$25,251
264,761		GlaxoSmithKline plc	7,278,492
2,126		H Lundbeck A/S	49,741
1,449		Haw Par Corp Ltd	6,877
2,754		Henkel KGaA	407,146
4,300		Hitachi Chemical Co Ltd	101,078
55,314		Imperial Chemical Industries plc	544,247
7,500		JSR Corp	173,116
3,000		Kaken Pharmaceutical Co Ltd	24,414
8,000		Kansai Paint Co Ltd	68,364
23,000		Kao Corp	673,371
25,500		Kingboard Chemical Holdings Ltd	107,209
1,200		Kose Corp	35,438
17,000		Kuraray Co Ltd	183,647
16,000		Kyowa Hakko Kogyo Co Ltd	147,997
4,925		Linde AG.	530,599
1,695		Lonza Group AG.	162,923
13,340		L'Oreal S.A.	1,456,442
6,700		Mediceo Paltac Holdings Co Ltd	127,643
2,998		Merck KGaA	386,549
54,000		Mitsubishi Chemical Holdings Corp	459,623
16,000		Mitsubishi Gas Chemical Co, Inc	153,428
7,000		Nippon Kayaku Co Ltd	57,799
5,000		Nippon Shokubai Co Ltd	53,971
8,000		Nissan Chemical Industries Ltd	103,327
107,162	e	Novartis AG.	6,146,724
11,175	e	Novo Nordisk A/S (Class B)	1,019,779
1,991		Novozymes A/S (B Shares)	178,120
673		Omega Pharma S.A.	51,838
14,403		Orica Ltd	295,416
3,215		Orion Oyj (Class B)	77,477
28,222		Reckitt Benckiser plc	1,469,497
32,204		Roche Holding AG.	5,697,947
47,257		Sanofi-Aventis	4,109,634
3,000		Santen Pharmaceutical Co Ltd	77,138
18,000		Shin-Etsu Chemical Co Ltd	1,098,269
13,000		Shionogi & Co Ltd	233,876
16,000		Shiseido Co Ltd	325,187
48,000		Showa Denko KK	180,448
898	*	SNIA S.p.A.	202
6,230		SSL International plc	49,069
69,000		Sumitomo Chemical Co Ltd	521,130
24,685		Symbion Health Ltd	72,501
4,831		Syngenta AG.	924,336
9,000	e	Taisho Pharmaceutical Co Ltd	164,969
10,000		Taiyo Nippon Sanso Corp	90,292
41,200		Takeda Pharmaceutical Co Ltd	2,702,614
10,000		Tanabe Seiyaku Co Ltd	136,032
38,000		Teijin Ltd	214,443
13,000		Tokuyama Corp	227,257
61,000		Toray Industries, Inc	441,039
22,000		Tosoh Corp	113,323
5,018		UCB S.A.	292,061
57,784		Unilever plc	1,740,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,481	e*	Zeltia S.A.	$49,788
6,000		Zeon Corp	61,965
		TOTAL CHEMICALS AND ALLIED PRODUCTS	59,172,924

COAL MINING - 0.23%
28,453		Xstrata plc	1,462,488
		TOTAL COAL MINING	1,462,488

COMMUNICATIONS - 5.45%
3,228	e	Antena 3 de Television S.A.	72,185
7,296		Belgacom S.A.	324,065
51,604		British Sky Broadcasting plc	572,735
385,503		BT Group plc	2,304,279
192,965		Cable & Wireless plc	632,622
16,441		Carphone Warehouse Group plc	89,538
4,130		Cosmote Mobile Telecommunications S.A.	123,692
131,603		Deutsche Telekom AG.	2,176,419
6,228		Elisa Oyj	180,453
78,539		France Telecom S.A.	2,074,188
16		Fuji Television Network, Inc	37,067
14,224		Hellenic Telecommunications Organization S.A.	389,142
600		Hikari Tsushin, Inc	27,342
57,000		Hutchison Telecommunications International Ltd	115,554
177,876		ITV plc	381,535
114		KDDI Corp	910,336
2,658		M6-Metropole Television	97,360
35,648		Mediaset S.p.A.	387,866
1,230		Mobistar S.A.	104,008
2,049		Modern Times Group AB (B Shares)	119,868
242		Nippon Telegraph & Telephone Corp	1,279,413
870		NTT DoCoMo, Inc	1,609,470
36,560		Portugal Telecom SGPS S.A.	489,850
3,526		ProSiebenSat.1 Media AG.	124,490
2,126		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	31,524
6,228		Publicis Groupe S.A.	300,838
89,772		Royal KPN NV	1,398,284
169,017		Seat Pagine Gialle S.p.A.	104,198
331,403		Singapore Telecommunications Ltd	716,476
4,230		Sky Network Television Ltd	16,438
4,945		Societe Television Francaise 1	165,540
1,367	*	Sogecable S.A.	56,719
926		Swisscom AG.	334,729
13,575		Tele2 AB (B Shares)	222,595
93,219		Telecom Corp of New Zealand Ltd	314,976
497,310		Telecom Italia S.p.A.	1,418,342
280,217		Telecom Italia S.p.A.	692,878
207,089		Telefonica S.A.	4,564,539
17,388		Telekom Austria AG.	434,590
35,098		Telenor ASA	623,626
11,000		Television Broadcasts Ltd	68,772
93,807		TeliaSonera AB	809,399
173,213		Telstra Corp Ltd	653,084
6,312	e*	Tiscali S.p.A.	23,862
1,700		Tokyo Broadcasting System, Inc	62,899

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
542,500		Vodafone Group plc	$1,446,539
187,738	e	Vodafone Group plc (ADR)	5,042,643
		TOTAL COMMUNICATIONS	34,126,967

DEPOSITORY INSTITUTIONS - 16.60%
15,000		77 Bank Ltd	97,887
84,232		ABN AMRO Holding NV	3,625,423
40,520		Allied Irish Banks plc	1,201,651
17,893		Alpha Bank S.A.	566,484
85,340		Australia & New Zealand Banking Group Ltd	2,050,745
330,020		Banca Intesa S.p.A.	2,506,263
41,763		Banca Intesa S.p.A.	312,418
49,339	e	Banca Monte dei Paschi di Siena S.p.A.	309,114
18,549		Banca Popolare di Milano	287,184
16,003		Banche Popolari Unite Scpa	473,512
164,959		Banco Bilbao Vizcaya Argentaria S.A.	4,050,210
13,306		Banco BPI S.A.	115,536
99,944		Banco Comercial Portugues S.A.	361,811
8,510		Banco Espirito Santo S.A.	162,449
17,412	e	Banco Popolare di Verona e Novara Scrl	540,789
39,415	e	Banco Popular Espanol S.A.	812,952
275,946		Banco Santander Central Hispano S.A.	4,924,777
68,417		Bank of East Asia Ltd	397,972
1,341		Bank of Ireland	28,931
44,027		Bank of Ireland	948,069
13,000	e	Bank of Kyoto Ltd	149,262
55,000		Bank of Yokohama Ltd	410,260
297,218		Barclays plc	4,216,978
38,523		BNP Paribas	4,023,716
169,000		BOC Hong Kong Holdings Ltd	409,658
78,235	e	Capitalia S.p.A.	707,009
35,000		Chiba Bank Ltd	308,893
6,131		Close Brothers Group plc	122,217
29,005		Commerzbank AG.	1,283,273
59,852		Commonwealth Bank of Australia	2,433,906
31,543		Credit Agricole S.A.	1,229,966
22,723	e	Danske Bank A/S	1,057,168
51,000		DBS Group Holdings Ltd	719,375
16,358		Depfa Bank plc	292,158
24,117		Deutsche Bank AG.	3,248,719
26,696		Dexia	796,683
31,045		DNB NOR Holding ASA	438,225
10,590		EFG Eurobank Ergasias S.A.	432,886
8,311		Erste Bank der Oesterreichischen Sparkassen AG.	647,259
54,494		Fortis	2,488,879
25,000	v	Fukuoka Financial Group, Inc	201,757
14,000		Gunma Bank Ltd	99,202
35,000		Hang Seng Bank Ltd	497,216
57,000		Hokuhoku Financial Group, Inc	196,385
527,310		HSBC Holdings plc	9,230,026
15,803		Investec plc	204,624
30,000		Joyo Bank Ltd	187,373
2,519	*	Jyske Bank	202,775
261,535		Lloyds TSB Group plc	2,882,099

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
21,937		Mediobanca S.p.A.	$488,505
401		Mitsubishi UFJ Financial Group, Inc	4,525,883
30,000		Mitsui Trust Holdings, Inc	295,825
441		Mizuho Financial Group. Inc	2,840,453
75,561		National Australia Bank Ltd	2,469,913
17,577		National Bank of Greece S.A.	932,162
27,000		Nishi-Nippon City Bank Ltd	119,832
96,347		Nordea Bank AB	1,538,450
3,756	e	OKO Bank (Class A)	64,022
116,520		Oversea-Chinese Banking Corp	691,217
9,897		Piraeus Bank S.A.	343,742
1,531		Raiffeisen International Bank Holding AG.	215,521
212	e	Resona Holdings, Inc	570,299
145,348		Royal Bank of Scotland Group plc	5,674,684
13		Sapporo Hokuyo Holdings, Inc	130,177
67,000		Shinsei Bank Ltd	321,241
25,000		Shizuoka Bank Ltd	266,251
21,557	e	Skandinaviska Enskilda Banken AB (Class A)	689,980
17,123		Societe Generale	2,959,167
306	e	Sumitomo Mitsui Financial Group, Inc	2,778,513
58,000		Sumitomo Trust & Banking Co Ltd	604,905
9,000		Suruga Bank Ltd	117,312
23,673		Svenska Handelsbanken (A Shares)	703,464
2,820	e	Sydbank A/S	151,674
90,170		UBS A.G.	5,357,589
362,590		UniCredito Italiano S.p.A	3,451,093
52,000		United Overseas Bank Ltd	719,771
85,352		Westpac Banking Corp	1,819,688
7,000		Wing Hang Bank Ltd	86,184
		TOTAL DEPOSITORY INSTITUTIONS	103,819,641

EATING AND DRINKING PLACES - 0.36%
3,634		Autogrill S.p.A.	69,613
94,748		Compass Group plc	633,928
26,774		Enterprise Inns plc	352,213
16,300		Mitchells & Butlers plc	252,437
11,301		Punch Taverns plc	277,316
4,409		Sodexho Alliance S.A.	322,817
8,755		Whitbread plc	325,102
		TOTAL EATING AND DRINKING PLACES	2,233,426

EDUCATIONAL SERVICES - 0.02%
3,000		Benesse Corp	111,507
		TOTAL EDUCATIONAL SERVICES	111,507

ELECTRIC, GAS, AND SANITARY SERVICES - 5.49%
20,059		AGL Energy Ltd	261,786
21,096		Alinta Ltd	247,839
5,047		Caltex Australia Ltd	97,433
169,904		Centrica plc	1,292,243
31,000		Chubu Electric Power Co, Inc	1,065,428
81,500		CLP Holdings Ltd	595,069
12,798		Contact Energy Ltd	84,200
28,907		E.ON AG.	3,930,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
7,000		Electric Power Development Co	$352,257
34,397		Endesa S.A.	1,860,018
200,416		Enel S.p.A.	2,144,474
89,071		Energias de Portugal S.A.	478,320
19,692	e	Fortum Oyj	574,248
8,272		Gas Natural SDG S.A.	388,411
9,117		Gaz de France	423,095
7,800		Hokkaido Electric Power Co, Inc	207,179
161,000		Hong Kong & China Gas Ltd	359,770
60,500		Hong Kong Electric Holdings Ltd	310,495
35,515	e	Iberdrola S.A.	1,678,991
69,199		International Power plc	539,926
35,900		Kansai Electric Power Co, Inc	1,032,765
15,455		Kelda Group plc	285,274
17,300		Kyushu Electric Power Co, Inc	491,811
126,137		National Grid plc	1,979,539
3,425	e	Oest Elektrizitatswirts AG. (Class A)	153,546
90,000		Osaka Gas Co Ltd	349,033
526		Puma AG. Rudolf Dassler Sport	192,324
22,259		RWE AG.	2,354,680
39,892		Scottish & Southern Energy plc	1,209,705
69,027		Scottish Power plc	1,086,676
34,460		SembCorp Industries Ltd	115,840
10,385		Severn Trent plc	293,053
42,045		Snam Rete Gas S.p.A.	266,927
2,514		Sociedad General de Aguas de Barcelona S.A. (Class A)	89,499
18	*	Sociedad General de Aguas de Barcelona S.A.	642
33,000	*	Sojitz Holdings Corp	137,500
47,246		Suez S.A.	2,491,714
19,300		Tohoku Electric Power Co, Inc	489,706
56,400		Tokyo Electric Power Co, Inc	1,928,819
104,000		Tokyo Gas Co Ltd	579,837
5,955		Union Fenosa S.A.	321,142
39,207		United Utilities plc	582,893
6,677		Vector Ltd	14,214
13,237		Veolia Environnement	984,212
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,322,794

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.47%
96,223		ABB Ltd	1,647,071
6,900		Advantest Corp	306,237
107,106		Alcatel S.A.	1,260,508
7,300		Alps Electric Co Ltd	85,489
62,269		ARM Holdings plc	164,198
439	e	Bang & Olufsen A/S (B Shares)	54,386
299		Barco NV	27,616
26,000	*	Chartered Semiconductor Manufacturing Ltd	24,849
5,742	*	CSR plc	73,559
9,000	e	Dainippon Screen Manufacturing Co Ltd	68,050
12,500		Electrolux AB (Series B)	316,850
35,415		EMI Group plc	158,548
688,160		Ericsson (LM) (B Shares)	2,532,754
8,800		Fanuc Ltd	819,212
6,000		Fisher & Paykel Appliances Holdings Ltd	15,730

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16,900		Fisher & Paykel Healthcare Corp	$43,823
89,000	*	Foxconn International Holdings Ltd	271,664
23,000		Fuji Electric Holdings Co Ltd	106,763
7,573		Gamesa Corp Tecnologica S.A.	274,153
1,400		Hirose Electric Co Ltd	168,347
2,800		Hitachi High-Technologies Corp	76,511
157,000		Hitachi Ltd	1,217,736
18,500		Hoya Corp	613,841
6,400		Ibiden Co Ltd	331,840
33,768	*	Infineon Technologies AG.	525,518
2,104		Intracom S.A.	11,242
54,213		Koninklijke Philips Electronics NV	2,070,492
1,128	e	Kudelski S.A.	39,730
7,300		Kyocera Corp	688,247
1,000		Mabuchi Motor Co Ltd	61,864
92,000		Matsushita Electric Industrial Co Ltd	1,854,209
14,000		Matsushita Electric Works Ltd	160,506
895	e	Micronas Semiconductor Holdings, Inc	18,524
16,000		Minebea Co Ltd	99,117
87,000		Mitsubishi Electric Corp	896,283
9,100		Murata Manufacturing Co Ltd	664,121
1,000	*	NEC Electronics Corp	24,185
7,000		NGK Spark Plug Co Ltd	130,983
5,000		Nidec Corp	322,471
7,200		Nitto Denko Corp	337,882
653		NKT Holding A/S	52,448
190,424		Nokia Oyj	4,382,914
10,300		Omron Corp	277,079
5,600	e	Pioneer Corp	73,184
31,000		Ricoh Co Ltd	698,447
1,300		Rinnai Corp	34,640
4,800		Rohm Co Ltd	435,438
3,000		Sanken Electric Co Ltd	31,466
73,000	e*	Sanyo Electric Co Ltd	124,516
2,209		Schindler Holding AG.	134,523
10,513		Schneider Electric S.A.	1,334,576
10,513	v*	Schneider Electric S.A.	17,274
46,000		Sharp Corp	886,117
2,200		Shinko Electric Industries	49,661
46,400		Sony Corp	2,358,588
6,800		Stanley Electric Co Ltd	138,204
62,000	*	STATS ChipPAC Ltd	74,376
30,549		STMicroelectronics NV	588,054
4,200		Sumco Corp	174,644
6,000		Taiyo Yuden Co Ltd	125,000
5,062		Tandberg ASA	105,765
5,700		TDK Corp	494,348
53,290		Terna Rete Elettrica Nazionale S.p.A.	197,900
11,203		Thomson	215,652
2,000		Uniden Corp	15,513
4,200		Ushio, Inc	81,085
2,953		Valeo S.A.	173,214
10,000		Venture Corp Ltd	96,233
53,603		Vivendi Universal S.A.	2,178,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,000		Yaskawa Electric Corp	$106,314
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	34,220,515

ENGINEERING AND MANAGEMENT SERVICES - 0.23%
13,812		Amec plc	144,053
26,969		Capita Group plc	362,208
11,976		Downer EDI Ltd	66,084
2,260		Fugro NV	114,722
8,000		JGC Corp	131,297
1,400		Meitec Corp	45,146
6,502		SBM Offshore NV	234,426
20,218		Serco Group plc	183,015
6,796		WorleyParsons Ltd	152,807
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,433,758

FABRICATED METAL PRODUCTS - 0.25%
37,492		Amcor Ltd	229,028
177		Geberit AG.	272,386
9,000		Hitachi Cable Ltd	51,247
12,300		JS Group Corp	266,688
27,104		Rexam plc	293,351
7,000		Sanwa Shutter Corp	43,601
6,618		Ssab Svenskt Stal AB (Series A)	204,242
3,105		Ssab Svenskt Stal AB (Series B)	89,155
7,400		Toyo Seikan Kaisha Ltd	149,143
		TOTAL FABRICATED METAL PRODUCTS	1,598,841

FOOD AND KINDRED PRODUCTS - 3.51%
29,000		Ajinomoto Co, Inc	333,707
19,200		Asahi Breweries Ltd	307,943
12,831		C&C Group plc	194,884
97,251		Cadbury Schweppes plc	1,247,765
239		Carlsberg A/S (Class A)	23,952
1,100	e	Carlsberg A/S (Class B)	119,708
4,800		Coca Cola Hellenic Bottling Co S.A.	201,980
22,643		Coca-Cola Amatil Ltd	161,220
2,000		Coca-Cola West Japan Co Ltd	43,364
2,282		Danisco A/S	179,811
126,342		Diageo plc	2,559,559
799	e	East Asiatic Co Ltd A.S.	38,390
3,896		Ebro Puleva S.A.	91,963
264		Givaudan S.A.	244,197
3,834		Greencore Group plc	23,559
11,002		Groupe Danone	1,797,439
10,968		Heineken NV	573,754
3,600		House Foods Corp	61,405
4,114		Iaws Group plc	95,625
8,502		InBev NV	613,865
2,300		Ito En Ltd	74,949
67,658		J Sainsbury plc	731,607
13,000		Kaneka Corp	123,999
3,800		Katokichi Co Ltd	23,895
5,573		Kerry Group plc (Class A)	154,849
5,000		Kikkoman Corp	64,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
36,000		Kirin Brewery Co Ltd	$519,959
13,982		Lion Nathan Ltd	100,006
12,000		Meiji Dairies Corp	94,196
10,000		Meiji Seika Kaisha Ltd	46,419
18,489		Nestle S.A.	7,200,691
10,000		Nichirei Corp	58,469
8,000		Nippon Meat Packers, Inc	97,828
7,000		Nisshin Seifun Group, Inc	71,224
3,900		Nissin Food Products Co Ltd	142,974
28,000		Olam International Ltd	56,474
4,189		Pernod-Ricard S.A.	849,562
3,500		Q.P. Corp	31,751
7,952		Royal Numico NV	410,140
18,908	e	Sampo Oyj (A Shares)	573,865
10,000		Sapporo Holdings Ltd	70,350
37,196		Scottish & Newcastle plc	440,274
2,252		Suedzucker AG.	43,019
41,500		Swire Pacific Ltd (Class A)	465,803
7,000	e	Takara Holdings, Inc	49,423
22,670		Tate & Lyle plc	256,514
7,433	*	Total Produce plc	8,241
5,000		Toyo Suisan Kaisha Ltd	98,439
18,000		Want Want Holdings Ltd	35,100
4,400		Yakult Honsha Co Ltd	112,390
5,000		Yamazaki Baking Co Ltd	45,613
		TOTAL FOOD AND KINDRED PRODUCTS	21,966,183

FOOD STORES - 1.63%
27,802		Carrefour S.A.	2,033,369
51,004		Coles Myer Ltd	670,595
709		Colruyt S.A.	162,250
3,579		Delhaize Group	328,980
2,300		FamilyMart Co Ltd	64,019
46,927		Goodman Fielder Ltd	92,644
2,653		Jeronimo Martins SGPS S.A.	69,108
2,803		Kesko Oyj (B Shares)	149,513
72,169	*	Koninklijke Ahold NV	843,558
2,400		Lawson, Inc	92,261
38,100		Seven & I Holdings Co Ltd	1,160,718
32,832		Sonae SPGS S.A.	74,121
369,422		Tesco plc	3,229,544
55,794		Woolworths Ltd	1,227,437
		TOTAL FOOD STORES	10,198,117

FURNITURE AND FIXTURES - 0.04%
22,301	*	MFI Furniture plc	68,351
1,423		Neopost S.A.	203,397
		TOTAL FURNITURE AND FIXTURES	271,748

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
79,023		DSG International plc	264,359
24,431		Harvey Norman Holdings Ltd	93,301
21,681		Kesa Electricals plc	144,634
2,100		Nitori Co Ltd	104,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,100		Shimachu Co Ltd	$62,194
3,900		Yamada Denki Co Ltd	363,391
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,032,309

GENERAL BUILDING CONTRACTORS - 1.03%
18,489		Balfour Beatty plc	173,549
11,253		Barratt Developments plc	244,693
5,073		Bellway plc	158,728
3,902		Berkeley Group Holdings plc	121,014
1,665		Bilfinger Berger AG.	151,511
18,000		Cheung Kong Infrastructure Holdings Ltd	62,661
19,829		CRH plc	847,101
4,100		Daito Trust Construction Co Ltd	193,101
25,000		Daiwa House Industry Co Ltd	410,090
21,241		Fletcher Building Ltd	166,909
17,143		George Wimpey plc	214,384
42,500	*	Haseko Corp	155,083
5,248		Hellenic Technodomiki Tev S.A.	77,116
1,855		Hochtief AG.	188,080
1,385		Imerys S.A.	128,585
39,000		Kajima Corp	199,236
13,000		Keppel Land Ltd	81,403
6,400		Leighton Holdings Ltd	173,575
16,649		Lend Lease Corp Ltd	269,280
30,000		Obayashi Corp	193,483
12,622		Persimmon plc	349,224
21,000		Sekisui Chemical Co Ltd	167,337
24,000		Sekisui House Ltd	373,523
27,000		Shimizu Corp	165,657
17,449		Skanska AB (B Shares)	388,572
42,000	e	Taisei Corp	155,754
24,992		Taylor Woodrow plc	240,738
2,069		Technical Olympic S.A.	4,339
2,560		Titan Cement Co S.A.	138,158
6,000	e	Toda Corp	28,717
5,599		YIT OYJ	192,968
		TOTAL GENERAL BUILDING CONTRACTORS	6,414,569

GENERAL MERCHANDISE STORES - 0.59%
29,900		Aeon Co Ltd	596,275
9,000		Daimaru, Inc	116,624
4,000		Hankyu Department Stores, Inc	37,135
7,800		Isetan Co Ltd	136,023
25,000		Keio Corp	173,753
70,000	e	Kintetsu Corp	220,384
78,286		Marks & Spencer Group plc	1,042,180
13,300		Marui Co Ltd	163,090
17,000		Mitsukoshi Ltd	78,046
3,071		PPR	491,096
12,000		Takashimaya Co Ltd	147,760
49,000		Tokyu Corp	381,721
6,000		UNY Co Ltd	82,332
1,000		Warehouse Group Ltd	4,822
		TOTAL GENERAL MERCHANDISE STORES	3,671,241

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 0.19%
1,010		Coloplast A/S (Class B)	$85,740
36,000		Fraser and Neave Ltd	121,016
2,807		Fresenius Medical Care AG.	408,419
7,284		Getinge AB (B Shares)	165,858
6,651		Intertek Group plc	118,644
32,550		Parkway Holdings Ltd	70,371
11,155		Sonic Healthcare Ltd	133,126
359		Straumann Holding AG.	102,960
		TOTAL HEALTH SERVICES	1,206,134

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.69%
10,166	e	Abertis Infraestructuras S.A.	326,604
11,063	e	ACS Actividades Cons y Servicios S.A.	671,681
13,107		Biffa plc	88,726
9,475		Bouygues S.A.	732,215
6,000		Chiyoda Corp	131,619
1,967		Fomento de Construcciones y Contratas S.A.	202,194
2,819	e	Grupo Ferrovial S.A.	285,255
28,902		Multiplex Group	104,529
11,000	e	Nishimatsu Construction Co Ltd	35,565
8,000		Okumura Corp	43,856
35,602	e	Transurban Group	223,531
9,578	e	Vinci S.A.	1,484,443
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,330,218

HOLDING AND OTHER INVESTMENT OFFICES - 3.53%
21,631		3i Group plc	483,555
34,637		Amvescap plc	381,697
39,000		CapitaCommercial Trust	71,463
41,700		CapitaMall Trust	103,346
59,023		CFS Gandel Retail Trust	106,017
1,539	*	CFS Retail Property Trust	2,677
53,998		Commonwealth Property Office Fund	59,855
3,545		Fabege AB	89,097
86,519		GPT Group	345,813
6,700		Great Portland Estates plc	102,312
3,415		Groupe Bruxelles Lambert S.A.	399,578
139	*	Groupe Bruxelles Lambert S.A.	2
12,049	*	Immoeast AG	180,271
33,834		ING Industrial Fund	64,605
153,600	*	iShares MSCI EAFE Index Fund	11,713,536
1,200		Jafco Co Ltd	66,395
20		Japan Prime Realty Investment Corp	87,916
17		Japan Real Estate Investment Corp	225,051
14		Japan Retail Fund Investment Corp	137,814
25,900		JFE Holdings, Inc	1,531,933
35,400		Kiwi Income Property Trust	41,725
21,768		Land Securities Group plc	916,692
91,500		Link Real Estate Investment Trust	220,157
10,330		Macquarie Communications Infrastructure Group	54,661
123,414		Macquarie Infrastructure Group	383,441
94,455		Macquarie Office Trust	115,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
83,302		Man Group plc	$909,786
14,410	*	Meinl European Land Ltd	400,775
21		Nippon Building Fund, Inc	347,505
1,045		Nobel Biocare Holding AG.	380,969
44,000		Noble Group Ltd	43,503
12		Nomura Real Estate Office Fund, Inc	153,768
51		NTT Urban Development Corp	119,450
1,798		PSP Swiss Property AG.	109,494
2,485		Rodamco Europe NV	345,402
4,268	e	Sacyr Vallehermoso S.A.	239,116
33,300	*	Softbank Corp	856,237
39,000		Suntec Real Estate Investment Trust	50,898
58,000		Wharf Holdings Ltd	215,268
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	22,057,562

HOTELS AND OTHER LODGING PLACES - 0.25%
9,334		Accor S.A.	892,016
16,423		Intercontinental Hotels Group plc	405,913
3,432	e	NH Hoteles S.A.	78,443
2,044	v*	NH Hoteles S.A.	109
49,153		Shangri-La Asia Ltd	121,664
20,000		United Overseas Land Ltd	67,231
		TOTAL HOTELS AND OTHER LODGING PLACES	1,565,376

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.40%
3,955		Alfa Laval AB	205,034
5,133	*	Alstom RGPT	666,147
16,000		Amada Co Ltd	182,892
2,500		Amano Corp	30,529
373		Andritz AG.	93,570
1,800		ARRK Corp	21,736
6,500		ASM Pacific Technology	38,350
21,726	*	ASML Holding NV	536,627
15,601		Atlas Copco AB (A Shares)	518,335
9,315	e	Atlas Copco AB (B Shares)	296,813
71,861	*	Brambles Ltd	791,323
49,600		Canon, Inc	2,664,358
1,522		Cargotec Corp (B Shares)	91,919
10,900	e	Casio Computer Co Ltd	238,646
6,414	*	Charter plc	112,018
16,700		Citizen Watch Co Ltd	156,740
3,000		Daifuku Co Ltd	43,483
10,700		Daikin Industries Ltd	372,284
18,000	e	Ebara Corp	85,387
18,395		FKI plc	42,081
22,700		FUJIFILM Holdings Corp	928,496
2,000		Glory Ltd	38,951
2,420		Heidelberger Druckmaschinen	110,883
4,200		Hitachi Construction Machinery Co Ltd	113,697
12,361		Husqvarna AB (B Shares)	204,016
14,656		IMI plc	167,276
61,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	253,649
1,100		Itochu Techno-Science Corp	52,741
20,000		Japan Steel Works Ltd	240,496

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
41,800		Komatsu Ltd	$879,701
2,000		Komori Corp	46,589
23,000		Konica Minolta Holdings, Inc	302,138
52,000		Kubota Corp	455,838
4,300		Kurita Water Industries Ltd	103,997
7,178	*	Logitech International S.A.	199,364
4,400		Makita Corp	163,170
18,103		Meggitt plc	106,337
5,685		Metso Oyj	300,354
148,000		Mitsubishi Heavy Industries Ltd	957,026
72,000		Mitsui & Co Ltd	1,344,196
28,000		Mitsui Engineering & Shipbuilding Co Ltd	118,568
2,500	e	Mitsumi Electric Co Ltd	82,739
18,000		NTN Corp	155,804
2,486		OCE NV	45,563
5,899	e*	Ocean RIG ASA	40,276
17,000	e*	Oki Electric Industry Co Ltd	32,748
5,000		Okuma Holdings, Inc	58,469
3,000		OSG Corp	45,468
1,602		Rheinmetall AG.	148,518
4,873,521		Rolls-Royce Group plc (B Shares)	9,782
7,199	e	Safran S.A.	175,698
46,764		Sandvik AB	830,431
4,452		Scania AB (B Shares)	349,386
6,300		Seiko Epson Corp	185,514
265		SIG Holding AG.	94,647
18,104		SKF AB (B Shares)	376,583
2,500		SMC Corp	335,412
1,510	e	Solarworld AG.	117,256
157		Sulzer AG.	220,548
25,000		Sumitomo Heavy Industries Ltd	249,067
4,734		Technip S.A.	347,308
34,500		Techtronic Industries Co	41,593
5,300		THK Co Ltd	124,809
7,500		Tokyo Electron Ltd	524,440
2,000		Tokyo Seimitsu Co Ltd	67,889
5,651	e	Tomra Systems ASA	40,674
134,000	e	Toshiba Corp	894,925
9,600		Toyota Tsusho Corp	245,214
284	e*	Unaxis Holding AG.	172,482
8,588	*	Vestas Wind Systems A/S	481,153
2,841		Wartsila Oyj (B Shares)	175,677
1,474		Wincor Nixdorf AG.	137,360
9,600		Yokogawa Electric Corp	147,128
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,230,316

INSTRUMENTS AND RELATED PRODUCTS - 0.91%
149,749		BAE Systems plc	1,355,541
2,537		Cochlear Ltd	132,850
2,976		Elekta AB	53,593
13,318		Finmeccanica S.p.A.	400,499
35,601	*	Invensys plc	203,516
1,700		Keyence Corp	383,596
6,085		Luxottica Group S.p.A.	194,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
14,000		Nikon Corp	$295,231
15,000		Nippon Electric Glass Co Ltd	262,856
10,000		Olympus Corp	341,989
161,000		PCCW Ltd	96,639
2,154		Phonak Holding AG.	164,854
6,302	*	Qiagen NV	107,083
41,975		Smith & Nephew plc	533,598
1,453		Swatch Group AG.	384,131
2,290		Swatch Group AG.	122,401
2,204		Synthes, Inc	272,065
7,600		Terumo Corp	296,029
1,253	*	William Demant Holding	111,198
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,711,699

INSURANCE AGENTS, BROKERS AND SERVICE - 0.87%
174,602		HBOS plc	3,597,385
2,671		MLP AG.	66,936
37,338		QBE Insurance Group Ltd	952,830
41,239		Suncorp-Metway Ltd	694,023
41,554		Unipol S.p.A.	151,819
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,462,993

INSURANCE CARRIERS - 5.84%
13,634	e	ABC Learning Centres Ltd	80,308
67,840		Aegon NV	1,352,106
19,918		Alleanza Assicurazioni S.p.A	254,233
20,067		Allianz AG.	4,120,411
86,947		AMP Ltd	730,925
44,505		Assicurazioni Generali S.p.A.	1,892,944
119,010		Aviva plc	1,752,937
37,298		AXA Asia Pacific Holdings Ltd	217,884
77,625		AXA S.A.	3,291,278
2,096		CNP Assurances	244,098
606	e	Codan A/S	57,256
23,721		Corp Mapfre S.A.	121,680
53,566		Credit Suisse Group	3,843,933
3,170		Fondiaria-Sai S.p.A	145,544
76,743		Friends Provident plc	290,710
87,023		ING Groep NV	3,679,288
80,232		Insurance Australia Group Ltd	380,406
12,277		Irish Life & Permanent plc	337,023
8,501		KBC Groep NV	1,057,359
11,384		Mediolanum S.p.A.	92,308
33,200		Millea Holdings, Inc	1,228,377
56,000		Mitsui Sumitomo Insurance Co Ltd	702,851
9,596		Muenchener Rueckver AG.	1,622,984
242,274		Old Mutual plc	782,360
113,522		Prudential plc	1,602,850
31,813		Resolution plc	388,452
132,492		Royal & Sun Alliance Insurance Group plc	422,373
5,482	e	SCOR	148,073
38,000		Sompo Japan Insurance, Inc	473,710
94,301		Standard Life plc	586,401
8,839		Storebrand ASA	141,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
15,657	e	Swiss Reinsurance Co	$1,430,216
10,550		T&D Holdings, Inc	727,864
776	*	Topdanmark A/S	150,254
1,226	e	TrygVesta A.S.	101,439
1,405		Wiener Staedtische Allgemeine Versicherung AG.	99,661
6,719		Zurich Financial Services AG.	1,939,422
		TOTAL INSURANCE CARRIERS	36,491,556

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
120,729	e*	PAN Fish ASA	141,817
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	141,817

LEATHER AND LEATHER PRODUCTS - 0.36%
9,036		Adidas-Salomon AG.	494,053
2,849		Hermes International	394,207
11,342		LVMH Moet Hennessy Louis Vuitton S.A.	1,258,303
28,000		Yue Yuen Industrial Holdings	94,964
		TOTAL LEATHER AND LEATHER PRODUCTS	2,241,527

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
11,967	e	Brisa-Auto Estradas de Portugal S.A.	156,983
64,000		ComfortDelgro Corp Ltd	83,947
20,000	e	Keihin Electric Express Railway Co Ltd	153,428
14,000		Keisei Electric Railway Co Ltd	90,411
8,000		SMRT Corp Ltd	7,857
33,000	e	Tobu Railway Co Ltd	158,503
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	651,129

LUMBER AND WOOD PRODUCTS - 0.02%
2,164		Nobia AB	88,633
3,374	*	Sonae Industria SGPS S.A.	41,601
		TOTAL LUMBER AND WOOD PRODUCTS	130,234

METAL MINING - 2.01%
54,155		Alumina Ltd	320,301
66,023		Anglo American plc	3,478,040
162,290		BHP Billiton Ltd	3,924,825
12,925		Boliden AB	285,050
8,081		Iluka Resources Ltd	38,511
14,867		Newcrest Mining Ltd	286,168
17,489	e*	Paladin Resources Ltd	137,683
13,283		Rio Tinto Ltd	846,994
47,664		Rio Tinto plc	2,721,942
800	e	Sumitomo Titanium Corp	88,866
1,063		Umicore	189,002
21,699		Zinifex Ltd	277,044
		TOTAL METAL MINING	12,594,426

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
1,300	e	Aderans Co Ltd	31,551
2,890		Amer Sports Oyj	63,352
6,848		Bulgari S.p.A.	98,888
23,584		Futuris Corp Ltd	41,217
9,500		Namco Bandai Holdings, Inc	148,256

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,300		Sankyo Co Ltd	$145,061
8,200		Yamaha Corp	183,011
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	711,336

MISCELLANEOUS RETAIL - 0.73%
1,000		Circle K Sunkus Co Ltd	18,669
24,214		Compagnie Financiere Richemont AG.	1,354,023
3,526		DCC plc	124,161
1,398		Douglas Holding AG.	82,077
2,500		EDION Corp	34,899
1,116		Folli-Follie S.A.	39,059
11,492		HMV Group plc	24,989
39,217		Home Retail Group	342,648
100,000		Hutchison Whampoa Ltd	961,797
30		Index Corp	15,631
2,705	*	KarstadtQuelle AG.	99,731
1,400	e	Matsumotokiyoshi Co Ltd	32,077
10,528		Next plc	465,936
38,100		Nippon Mining Holdings, Inc	328,816
38,223		Origin Energy Ltd	278,646
23,344		Pacific Brands Ltd	57,985
800		Ryohin Keikaku Co Ltd	50,577
2,486		Sanoma-WSOY Oyj	73,757
74,812		Signet Group plc	184,759
		TOTAL MISCELLANEOUS RETAIL	4,570,237

MOTION PICTURES - 0.03%
2,891	*	Premiere AG.	62,949
6,500		Toho Co Ltd	126,867
		TOTAL MOTION PICTURES	189,816

NONDEPOSITORY INSTITUTIONS - 0.40%
2,920		Acom Co Ltd	124,145
3,000		Aeon Credit Service Co Ltd	50,560
2,900		Aiful Corp	89,825
13,630		Cattles plc	109,835
17,030		Challenger Financial Services Group Ltd	65,726
8,506		Collins Stewart plc	42,599
7,400		Credit Saison Co Ltd	243,652
1,961		D Carnegie AB	40,791
3,691		Deutsche Postbank AG.	321,820
1,300		Hitachi Capital Corp	25,980
6,005		Hypo Real Estate Holding AG.	382,958
21,596		ICAP plc	225,450
1,902	e	Perpetual Trustees Australia Ltd	119,419
3,500		Promise Co Ltd	131,874
11,862		Provident Financial plc	187,674
200		SFCG Co Ltd	35,675
4,770	e	Takefuji Corp	191,464
8,506		Tullett Prebon plc	80,847
		TOTAL NONDEPOSITORY INSTITUTIONS	2,470,294

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
68,000		Itochu Corp	673,999

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,945		Solvay S.A.	$452,575
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,126,574

OIL AND GAS EXTRACTION - 1.90%
9,006		Acergy S.A.	192,246
7,675		Aker Kvaerner ASA	172,988
158,367		BG Group plc	2,284,334
26,572	e*	DET Norske Oljeselskap	47,782
37		Inpex Holdings, Inc	320,265
9,774	*	Lundin Petroleum AB	115,827
5,692		Neste Oil Oyj	196,174
7,932	*	Petroleum Geo-Services ASA	207,164
8,695		ProSafe ASA	133,036
27,827		Santos Ltd	228,526
9,759	*	SeaDrill Ltd	160,555
3,000		Singapore Petroleum Co Ltd	9,571
4,454	*	TGS Nopec Geophysical Co ASA	102,954
99,527		Total S.A.	6,973,365
22,121		Woodside Petroleum Ltd	706,797
		TOTAL OIL AND GAS EXTRACTION	11,851,584

PAPER AND ALLIED PRODUCTS - 0.37%
1,426		Billerud AB	21,392
2,208		Holmen AB (B Shares)	90,909
3,000		Kokuyo Co Ltd	39,689
116		Mayr-Melnhof Karton AG.	25,881
37		Nippon Paper Group, Inc	131,560
7,727		Norske Skogindustrier ASA	132,209
34,000		OJI Paper Co Ltd	180,329
17,031		PaperlinX Ltd	57,462
25,997	e	Stora Enso Oyj (R Shares)	451,463
8,413		Svenska Cellulosa AB (B Shares)	450,602
1,900		Uni-Charm Corp	120,282
23,427	e	UPM-Kymmene Oyj	596,792
		TOTAL PAPER AND ALLIED PRODUCTS	2,298,570

PERSONAL SERVICES - 0.01%
6,491		Davis Service Group plc	74,404
		TOTAL PERSONAL SERVICES	74,404

PETROLEUM AND COAL PRODUCTS - 4.22%
204,586		BP plc	2,222,317
114,065	e	BP plc (ADR)	7,385,709
120,912		ENI S.p.A.	3,934,619
4,175		Hellenic Petroleum S.A.	59,564
1,380		Motor Oil Hellas Corinth Refineries S.A.	38,381
7,392		OMV AG.	465,586
15,080		Premier Farnell plc	60,611
36,826		Repsol YPF S.A.	1,241,652
170,592		Royal Dutch Shell plc (A Shares)	5,676,665
126,723		Royal Dutch Shell plc (B Shares)	4,216,868
8,200		Showa Shell Sekiyu KK	100,412
29,437	e	Statoil ASA	801,511

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
14,000		TonenGeneral Sekiyu KK	$156,348
		TOTAL PETROLEUM AND COAL PRODUCTS	26,360,243

PRIMARY METAL INDUSTRIES - 2.33%
7,776		Acerinox S.A.	197,882
416		Bekaert S.A.	56,555
109,726		BHP Billiton plc	2,446,417
31,117		BlueScope Steel Ltd	264,356
1,856		Boehler-Uddeholm AG.	178,512
41,706		Corus Group plc	498,171
17,000	e	Daido Steel Co Ltd	110,361
11,000		DOWA HOLDINGS CO Ltd	111,830
8,000	m,v*	Dowa Mining Co Ltd	68
13,000		Fujikura Ltd	91,675
29,000		Furukawa Electric Co Ltd	177,189
672		Hoganas AB (Class B)	17,034
9,542		Johnson Matthey plc	295,928
126,000		Kobe Steel Ltd	507,892
47,000		Mitsubishi Materials Corp	222,955
23,000		Mitsui Mining & Smelting Co Ltd	126,281
32,537		Mittal Steel Co NV	1,728,578
16,000		Nippon Light Metal Co Ltd	45,350
284,000		Nippon Steel Corp	1,995,519
37,000		Nisshin Steel Co Ltd	159,504
32,886		Norsk Hydro ASA	1,090,194
23,519		OneSteel Ltd	98,191
4,445	e	Outokumpu Oyj	152,780
1,839		Salzgitter AG.	268,558
32,500		Sumitomo Electric Industries Ltd	494,229
189,000		Sumitomo Metal Industries Ltd	976,757
24,000	e	Sumitomo Metal Mining Co Ltd	463,340
16,728		ThyssenKrupp AG.	827,696
1,000		Toho Titanium Co Ltd	48,965
5,000		Tokyo Steel Manufacturing Co Ltd	73,659
1,778		Vallourec	455,028
5,647		Viohalco S.A.	87,052
4,043		Voestalpine AG.	293,265
		TOTAL PRIMARY METAL INDUSTRIES	14,561,771

PRINTING AND PUBLISHING - 0.80%
11,054		APN News & Media Ltd	52,590
5,391		Arnoldo Mondadori Editore S.p.A.	56,316
28,000		Dai Nippon Printing Co Ltd	440,530
13,391		Daily Mail & General Trust	213,974
6,317		De La Rue plc	88,881
9,673		Emap plc	144,000
7,227		Eniro AB	91,336
20,531		Independent News & Media plc	93,249
44,644	e	John Fairfax Holdings Ltd	179,885
2,328	*	Metro International S.A. (B Shares)	3,251
5,820		PagesJaunes Groupe S.A.	127,037
36,053		Pearson plc	618,655
31,783		Reed Elsevier NV	562,133
58,694		Reed Elsevier plc	701,667
2,026		Schibsted ASA	89,329

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
63,000		Singapore Press Holdings Ltd	$182,711
24,000		Toppan Printing Co Ltd	250,509
13,701		Trinity Mirror plc	143,435
11,358		United Business Media plc	177,242
13,604		Wolters Kluwer NV	408,162
34,721		Yell Group plc	408,587
		TOTAL PRINTING AND PUBLISHING	5,033,479

RAILROAD TRANSPORTATION - 0.47%
74		Central Japan Railway Co	841,480
159		East Japan Railway Co	1,238,646
20,146		Firstgroup plc	263,436
29,000	e	Odakyu Electric Railway Co Ltd	211,889
79		West Japan Railway Co	364,698
		TOTAL RAILROAD TRANSPORTATION	2,920,149

REAL ESTATE - 2.47%
29,500		Allgreen Properties Ltd	34,028
32,275		Ascendas Real Estate Investment Trust	50,844
4,526		Bovis Homes Group plc	102,603
24,079		British Land Co plc	724,024
11,061		Brixton plc	110,682
58,000		CapitaLand Ltd	305,837
6,225	e	Castellum AB	90,039
36,433		Centro Properties Group	256,753
3,412	m	Centro Retail Group	4,624
71,000		Cheung Kong Holdings Ltd	898,688
20,400		City Developments Ltd	196,315
288		Cofinimmo	59,978
1,857		Corio NV	168,710
121,422		DB RREEF Trust	169,469
3,545	v*	Fabege AB	2,732
471	e	Gecina S.A.	87,589
12,768		Hammerson plc	435,424
107,000		Hang Lung Properties Ltd	299,219
38,000		Henderson Land Development Co Ltd	222,013
27,000		Hopewell Holdings	105,049
24,179		Hysan Development Co Ltd	65,758
19,743	*	IMMOFINANZ Immobilien Anlagen AG.	316,483
63,708		Investa Property Group	125,257
3,739		IVG Immobilien AG.	179,061
18,133		Kerry Properties Ltd	93,177
823		Klepierre	159,237
5,504		Kungsleden AB	98,922
5,800		Leopalace21 Corp	191,955
12,212		Liberty International plc	299,671
62,550		Macquarie Goodman Group	353,759
45,440		Mirvac Group	192,651
54,000		Mitsubishi Estate Co Ltd	1,773,422
38,000		Mitsui Fudosan Co Ltd	1,115,750
110,410		New World Development Ltd	250,395
4,190		ORIX Corp	1,091,590
74,000	*	Shui On Land Ltd	61,276
30,000		Shun TAK Holdings Ltd	39,854

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,000		Singapore Land Ltd	$27,947
56,972		Sino Land Co	122,643
21,928		Slough Estates plc	338,303
1,436	*	Stockland	9,469
64,935		Stockland Trust Group	428,192
18,000		Sumitomo Realty & Development Co Ltd	682,790
63,000		Sun Hung Kai Properties Ltd	728,892
13,000		Tokyo Tatemono Co Ltd	196,147
17,000		Tokyu Land Corp	193,746
2,053		Unibail	622,216
873		Wereldhave NV	134,404
69,759		Westfield Group	1,161,013
1,089		Wihlborgs Fastigheter AB	23,393
15,500		Wing Tai Holdings Ltd	32,489
		TOTAL REAL ESTATE	15,434,482

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
5,682		Ansell Ltd	53,329
27,400		Bridgestone Corp	547,581
6,092		Continental AG.	787,430
21,000		Denki Kagaku Kogyo KK	98,371
6,649		Michelin (C.G.D.E.) (Class B)	734,278
27,000		Mitsui Chemicals, Inc	235,998
4,762		Nokian Renkaat Oyj	130,406
123,195		Pirelli & C S.p.A.	136,099
6,000		Sumitomo Bakelite Co Ltd	43,381
2,185		Uponor Oyj	77,232
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,844,105

SECURITY AND COMMODITY BROKERS - 1.33%
7,909		Australian Stock Exchange Ltd	281,564
9,753		Babcock & Brown Ltd	216,770
62,000		Daiwa Securities Group, Inc	748,693
4,732		Deutsche Boerse AG.	1,084,089
70		E*Trade Securities Co Ltd	89,104
4,170	e	Euronext NV	498,279
1,120		Hellenic Exchanges S.A.	25,704
48,000		Hong Kong Exchanges and Clearing Ltd	467,806
304,061		Legal & General Group plc	951,369
6,806		London Stock Exchange Group plc	167,682
11,635		Macquarie Bank Ltd	778,999
4,900	*	Matsui Securities Co Ltd	42,954
10,000	*	Mitsubishi Securities Co	114,223
36,500		Nikko Cordial Corp	521,296
82,000		Nomura Holdings, Inc	1,708,333
2,679		OMX AB	55,726
457		SBI Holdings, Inc	173,353
5,097		Schroders plc	127,182
21,000	*	Shinko Securities Co Ltd	106,390
32,000		Singapore Exchange Ltd	138,154
4,098	*	Tower Ltd	6,587
		TOTAL SECURITY AND COMMODITY BROKERS	8,304,257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
SOCIAL SERVICES - 0.03%
7,648		Vedior NV	$169,799
		TOTAL SOCIAL SERVICES	169,799

SPECIAL TRADE CONTRACTORS - 0.06%
5,000		COMSYS Holdings Corp	53,674
2,544		KCI Konecranes Oyj	85,300
4,000		Kinden Corp	35,879
3,144		Kone Oyj (Class B)	179,630
		TOTAL SPECIAL TRADE CONTRACTORS	354,483

STONE, CLAY, AND GLASS PRODUCTS - 1.14%
43,000	e	Asahi Glass Co Ltd	605,372
6,000		Central Glass Co Ltd	40,580
9,194	e	Cimpor Cimentos de Portugal S.A.	77,129
14,650		Compagnie de Saint-Gobain	1,431,946
7,377		Cookson Group plc	90,222
5,256		CRH plc	224,678
36,299		CSR Ltd	100,150
1,704		FLSmidth & Co A/S	115,479
33,158		Hanson plc	533,417
9,330		Holcim Ltd	934,420
3,156		Italcementi S.p.A.	94,521
20,607		James Hardie Industries NV	139,387
6,958		Lafarge S.A.	1,093,906
11,000		NGK Insulators Ltd	226,833
23,000		Nippon Sheet Glass Co Ltd	120,621
880	*	RHI AG.	43,460
40,495		Rinker Group Ltd	591,400
15,000		Sumitomo Osaka Cement Co Ltd	45,061
37,000		Taiheiyo Cement Corp	163,586
12,000		Toto Ltd	120,265
36,000		UBE Industries Ltd	114,257
3,281		Wienerberger AG.	204,901
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,111,591

TEXTILE MILL PRODUCTS - 0.00%**
8,000		Texwinca Holdings Ltd	5,396
		TOTAL TEXTILE MILL PRODUCTS	5,396

TOBACCO PRODUCTS - 0.91%
11,445		Altadis S.A.	734,930
71,866		British American Tobacco plc	2,247,183
31,455		Imperial Tobacco Group plc	1,408,193
210		Japan Tobacco, Inc	1,031,823
13,933		Swedish Match AB	248,918
		TOTAL TOBACCO PRODUCTS	5,671,047

TRANSPORTATION BY AIR - 0.47%
5,250		Air France-KLM	239,500
24,000		All Nippon Airways Co Ltd	94,297
33,136		Auckland International Airport Ltd	57,047
18,195		BBA Aviation plc	100,612
26,201	*	British Airways plc	250,579
40,000		Cathay Pacific Airways Ltd	101,773

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,586		Deutsche Lufthansa AG.	$260,334
439		Flughafen Wien AG.	42,992
16,511		Iberia Lineas Aereas de Espana	88,004
32,000	*	Japan Airlines Corp	66,531
29,474		Macquarie Airports	95,151
42,517		Qantas Airways Ltd	180,603
2,160	e*	Ryanair Holdings plc (ADR)	96,746
41,810		SABMiller plc	917,373
3,165	*	SAS AB	58,130
29,000		Singapore Airlines Ltd	317,305
		TOTAL TRANSPORTATION BY AIR	2,966,977

TRANSPORTATION EQUIPMENT - 5.08%
48,694		Cobham plc	201,227
38,000		Cosco Corp Singapore Ltd	71,885
41,510	e	DaimlerChrysler AG.	3,404,686
1,054		DaimlerChrysler AG.	86,228
23,100		Denso Corp	858,605
131		D'ieteren S.A.	54,249
15,121		European Aeronautic Defence and Space Co	469,028
25,321		Fiat S.p.A.	638,276
31,453		GKN plc	236,128
52,000		Hankyu Hanshin Holdings, Inc	314,630
11,000		Hino Motors Ltd	58,622
73,300		Honda Motor Co Ltd	2,556,543
53,500		Johnson Electric Holdings Ltd	35,537
9,000		JTEKT Corp	157,714
57,000	e	Kawasaki Heavy Industries Ltd	241,370
25,000		Keppel Corp Ltd	313,087
5,627		Lagardere S.C.A.	433,268
5,889		MAN AG.	685,197
9,051	*	Meggitt PLC	17,677
6,000		NHK Spring Co Ltd	60,234
20,000		NSK Ltd	190,767
7,083		Peugeot S.A.	499,204
352		Porsche AG.	537,802
8,598		Renault S.A.	1,005,564
173		Rieter Holding AG.	86,205
82,323		Rolls-Royce Group plc	800,680
18,000		SembCorp Marine Ltd	41,763
2,600		Shimano, Inc	80,312
39,305		Siemens AG.	4,201,480
55,000		Singapore Technologies Engineering Ltd	120,357
25,421		Smiths Group plc	514,253
3,972		Thales S.A.	230,598
2,000		Tokai Rika Co Ltd	47,437
36,868		Tomkins plc	193,710
2,900		Toyoda Gosei Co Ltd	68,538
8,600		Toyota Industries Corp	407,230
133,800		Toyota Motor Corp	8,572,556
3,839		Trelleborg AB (B Shares)	99,785
11,361		Volkswagen AG.	1,707,360
14,631	e	Volvo AB (B Shares)	1,232,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
8,100		Yamaha Motor Co Ltd	$226,833
		TOTAL TRANSPORTATION EQUIPMENT	31,758,656

TRANSPORTATION SERVICES - 0.21%
8,498		Arriva plc	124,417
98		Kuoni Reisen Holding	58,793
62,065		MTR Corp	155,371
5,452		National Express Group plc	135,396
31,389		Stagecoach Group plc	111,184
1,768		Stolt-Nielsen S.A.	52,648
28,483		Sydney Roads Group	31,112
26,099		Toll Holdings Ltd	432,893
9,196	*	TUI AG.	227,385
		TOTAL TRANSPORTATION SERVICES	1,329,199

TRUCKING AND WAREHOUSING - 0.47%
36,027		Deutsche Post AG.	1,090,546
834		DSV A/S	146,233
12,000		Kamigumi Co Ltd	103,259
5,000		Mitsubishi Logistics Corp	85,073
36,000		Nippon Express Co Ltd	225,764
10,000		Seino Holdings Corp	94,450
20,241		TNT NV	928,243
16,000		Yamato Transport Co Ltd	257,977
		TOTAL TRUCKING AND WAREHOUSING	2,931,545

WATER TRANSPORTATION - 0.40%
49		AP Moller - Maersk A/S	511,281
7,648		Carnival plc	368,576
719		Compagnie Maritime Belge S.A.	47,735
524		D/S Torm A/S	36,310
377		Euronav NV	12,686
2,424	e	Frontline Ltd	86,140
22,000	e	Kawasaki Kisen Kaisha Ltd	208,724
2,321		Kuehne & Nagel International AG.	190,910
50,000		Mitsui OSK Lines Ltd	554,990
13,000		Neptune Orient Lines Ltd	27,763
47,000		Nippon Yusen Kabushiki Kaisha	376,909
8,300		Orient Overseas International Ltd	77,120
189	e	Ship Finance International Ltd	5,193
		TOTAL WATER TRANSPORTATION	2,504,337

WHOLESALE TRADE-DURABLE GOODS - 0.93%
4,238		AGFA-Gevaert NV	95,620
13,926		Assa Abloy AB (Class B)	320,090
800		Autobacs Seven Co Ltd	28,649
26,097		Boral Ltd	173,988
3,680		Buhrmann NV	49,552
15,086		Bunzl plc	213,449
3,000		Canon Marketing Japan Inc	62,882
4,561		Compagnie Generale d'Optique Essilor International S.A.	523,980
1,500		Creative Technology Ltd	9,640
18,668		Electrocomponents plc	106,350
22,218		Hagemeyer NV	105,660
20,460		Inchcape plc	229,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,066		Kingspan Group plc	$134,333
24,000		Melco International Development	43,187
14		NET One Systems Co Ltd	16,633
104,800		Nissan Motor Co Ltd	1,123,238
3,575	e	Rautaruukki Oyj	166,622
11,143	*	Securitas Direct AB (B Shares)	30,958
11,143		Securitas Systems AB (B Shares)	38,777
49,300		Sumitomo Corp	886,931
3,739	e*	Tandberg Television ASA	65,205
17,901		Wesfarmers Ltd	546,760
30,592		Wolseley plc	716,986
1,755		Zodiac S.A.	126,317
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,815,502

WHOLESALE TRADE-NONDURABLE GOODS - 1.27%
1,383	e	Axfood AB	54,664
7,013		Billabong International Ltd	94,760
1,758		Casino Guichard Perrachon S.A.	177,493
3,740		Celesio AG.	235,015
47,000		Esprit Holdings Ltd	551,296
94,209		Foster's Group Ltd	522,138
97,300		Li & Fung Ltd	305,716
69,000		Marubeni Corp	419,246
7,267		Metro AG.	514,599
62,700		Mitsubishi Corp	1,455,232
57,000		Nippon Oil Corp	462,424
1,728		Oriflame Cosmetics S.A.	66,568
8,382		Orkla ASA	590,903
1,136		Societe BIC S.A.	79,442
2,700		Suzuken Co Ltd	95,774
79,539		Unilever NV	2,316,288
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,941,558

		TOTAL COMMON STOCKS
		(Cost $462,873,611)	619,208,870

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.76%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.17%
$ 1,100,000		Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	1,099,551

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.59%
41,181,261		State Street Navigator Securities Lending Prime Portfolio	41,181,261

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $42,281,108)	42,280,812

		TOTAL PORTFOLIO - 105.75%
		(Cost $505,154,719)	661,489,682
		OTHER ASSETS & LIABILITIES, NET - (5.75)%	(35,954,902)

		NET ASSETS - 100.00%	$625,534,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

*	Non-income producing
**	Percentage less than 0.01%
e	All or a portion of these securities are out on loan
m	Indicates a security has been deemed illiquid
v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)
INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND
March 31, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$54,080,576	8.18%
TOTAL DOMESTIC	54,080,576	8.18%

FOREIGN
AUSTRALIA	35,679,692	5.39
AUSTRIA	3,829,092	0.58
BELGIUM	7,615,582	1.15
DENMARK	5,043,311	0.76
FINLAND	9,020,294	1.36
FRANCE	61,639,887	9.32
GERMANY	47,132,804	7.13
GREECE	3,981,704	0.60
HONG KONG	10,195,779	1.54
IRELAND	4,955,859	0.75
ITALY	23,043,604	3.49
JAPAN	135,830,202	20.54
NETHERLANDS	21,526,005	3.26
NEW ZEALAND	813,366	0.12
NORWAY	5,714,988	0.86
PORTUGAL	2,058,432	0.31
SINGAPORE	5,902,333	0.89
SPAIN	24,679,696	3.73
SWEDEN	15,814,108	2.39
SWITZERLAND	41,231,044	6.23
UNITED KINGDOM	141,701,324	21.42
TOTAL FOREIGN	607,409,106	91.82

TOTAL PORTFOLIO	$661,489,682	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.74%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,750	*	Chiquita Brands International, Inc	$24,535
		TOTAL AGRICULTURAL PRODUCTION-CROPS	24,535

AMUSEMENT AND RECREATION SERVICES - 0.06%
5,659	*	Activision, Inc	107,181
1,088		International Speedway Corp (Class A)	56,250
		TOTAL AMUSEMENT AND RECREATION SERVICES	163,431

APPAREL AND ACCESSORY STORES - 0.75%
3,913		American Eagle Outfitters, Inc	117,351
533	*	AnnTaylor Stores Corp	20,670
734		Bebe Stores, Inc	12,757
1,065	*	Charming Shoppes, Inc	13,792
4,139	*	Chico's FAS, Inc	101,116
2,815		Foot Locker, Inc	66,293
19,013		Gap, Inc	327,214
6,742	*	Kohl's Corp	516,505
9,538		Limited Brands, Inc	248,560
5,324		Nordstrom, Inc	281,853
1,000	*	Pacific Sunwear Of California, Inc	20,830
2,834		Ross Stores, Inc	97,490
1,198		Stage Stores, Inc	27,925
1,910	*	Urban Outfitters, Inc	50,634
		TOTAL APPAREL AND ACCESSORY STORES	1,902,990

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
77		Columbia Sportswear Co	4,798
837	*	Hartmarx Corp	6,194
1,141		Kellwood Co	33,466
1,579		Liz Claiborne, Inc	67,660
77		Phillips-Van Heusen Corp	4,528
1,141		Polo Ralph Lauren Corp	100,579
2,510		VF Corp	207,376
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	424,601

AUTO REPAIR, SERVICES AND PARKING - 0.04%
305		Bandag, Inc	15,460
122		Central Parking Corp	2,706
1,600	*	PHH Corp	48,896
153		Ryder System, Inc	7,549
609	*	Wright Express Corp	18,471
		TOTAL AUTO REPAIR, SERVICES AND PARKING	93,082

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
533		Advance Auto Parts	20,547
761		Asbury Automotive Group, Inc	21,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
781	*	Autozone, Inc	$100,077
1,678	*	Carmax, Inc	41,178
381	*	Copart, Inc	10,672
1,141	*	Rush Enterprises, Inc (Class A)	21,919
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	215,891

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.19%
685		Fastenal Co	24,009
51,378		Home Depot, Inc	1,887,628
35,217		Lowe's Cos, Inc	1,108,983
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,020,620

BUSINESS SERVICES - 6.43%
4,704	*	3Com Corp	18,393
764	*	3D Systems Corp	16,739
324		Administaff, Inc	11,405
11,531	*	Adobe Systems, Inc	480,843
4,283	*	Akamai Technologies, Inc	213,807
1,479	*	Alliance Data Systems Corp	91,136
388	*	aQuantive, Inc	10,829
2,354	*	Ariba, Inc	22,128
3,285	*	Art Technology Group, Inc	7,621
200	*	Aspen Technology, Inc	2,600
814	*	Audible, Inc	8,457
4,120	*	Autodesk, Inc	154,912
21,062		Automatic Data Processing, Inc	1,019,401
6,481	*	BEA Systems, Inc	75,115
3,158	*	BearingPoint, Inc	24,190
1,826	*	BISYS Group, Inc	20,926
1,800	*	Blackboard, Inc	60,534
397	*	Blue Coat Systems, Inc	14,582
1,978	*	Bottomline Technologies, Inc	21,560
305		Brink's Co	19,352
1,024	*	Cerner Corp	55,757
989	*	Checkfree Corp	36,682
4,076	*	Ciber, Inc	32,078
18,471	*	CMGI, Inc	39,159
2,341	*	CNET Networks, Inc	20,390
2,487	*	Cogent Communications Group, Inc	58,768
2,093	*	Cogent, Inc	28,151
600		Cognex Corp	13,002
4,857	*	Compuware Corp	46,093
1,978	*	Convergys Corp	50,261
153	*	CSG Systems International, Inc	3,828
685		Deluxe Corp	22,968
290	*	Digital River, Inc	16,023
1,833	*	DST Systems, Inc	137,842
100	*	Earthlink, Inc	735
29,375	*	eBay, Inc	973,781
381	*	eFunds Corp	10,157
6,071	*	Electronic Arts, Inc	305,736
2,046	*	Emdeon Corp	30,956
684	*	Equinix, Inc	58,571
10,999	*	Evergreen Energy, Inc	72,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,597	*	Expedia, Inc	$83,378
685		Fair Isaac Corp	26,496
305	*	First Advantage Corp (Class A)	7,311
5,313	*	Fiserv, Inc	281,908
99	*	Gartner, Inc	2,371
989	*	Gerber Scientific, Inc	10,493
1,008	*	Getty Images, Inc	49,019
3,852	*	Google, Inc (Class A)	1,764,832
1,054	*	iGate Corp	8,685
4,403		IMS Health, Inc	130,593
1,598	*	Infocrossing, Inc	23,762
1,674	*	Informatica Corp	22,482
1,522		infoUSA, Inc	14,642
14,603	*	Innovative Solutions & Support, Inc	369,748
1,537		Interactive Data Corp	38,041
1,998	*	Internap Network Services Corp	31,469
6,878	*	Intuit, Inc	188,182
400	*	inVentiv Health, Inc	15,316
1,446	*	Ipass, Inc	7,273
3,250	*	Iron Mountain, Inc	84,923
533		Jack Henry & Associates, Inc	12,819
258	*	Jupitermedia Corp	1,708
685	*	Kinetic Concepts, Inc	34,688
1,674	*	Lamar Advertising Co (Class A)	105,412
2,313	*	Lawson Software, Inc	18,712
1,265	*	Lionbridge Technologies	6,439
700	*	Liquidity Services, Inc	11,858
1,646		Manpower, Inc	121,425
837		Marchex, Inc (Class B)	12,823
874	*	Mentor Graphics Corp	14,281
205,256	d	Microsoft Corp	5,720,485
1,528	*	Midway Games, Inc	9,550
3,125		MoneyGram International, Inc	86,750
2,285	*	Monster Worldwide, Inc	108,240
685	*	MPS Group, Inc	9,693
1,141	*	Ness Technologies, Inc	14,582
820	*	NIC, Inc	4,395
6,633	*	Novell, Inc	47,890
2,799	*	Nuance Communications, Inc	42,853
5,192		Omnicom Group, Inc	531,557
2,099	*	Opsware, Inc	15,218
689	*	Parametric Technology Corp	13,153
926	*	PeopleSupport, Inc	10,603
381	*	Portfolio Recovery Associates, Inc	17,012
3,000	*	Premiere Global Services, Inc	33,660
1,396	*	Quest Software, Inc	22,713
1,725	*	RealNetworks, Inc	13,541
2,500	*	Rewards Network, Inc	13,250
2,809		Robert Half International, Inc	103,961
1,680	*	Salesforce.com, Inc	71,938
4,181	*	Sapient Corp	28,682
6,541		ServiceMaster Co	100,666
617	*	Smith Micro Software, Inc	11,495
406	*	Sohu.com, Inc	8,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17,366	*	Sonus Networks, Inc	$140,144
995	*	Spherion Corp	8,776
2,891		Startek, Inc	28,303
75,222	*	Sun Microsystems, Inc	452,084
913	*	SYKES Enterprises, Inc	16,653
17,746	*	Symantec Corp	307,006
913	*	SYNNEX Corp	19,392
381	*	TeleTech Holdings, Inc	13,979
4,355	*	TIBCO Software, Inc	37,105
3,144	*	Tiens Biotech Group USA, Inc	14,211
2,206		Total System Services, Inc	70,261
305	*	Travelzoo, Inc	11,215
302	*	Trizetto Group, Inc	6,043
5,629	*	Unisys Corp	47,452
1,290		United Online, Inc	18,099
1,071	*	United Rentals, Inc	29,453
533	*	Universal Compression Holdings, Inc	36,073
760	*	Vasco Data Security International	13,581
4,014	*	VeriSign, Inc	100,832
457		Viad Corp	17,640
457	*	WebEx Communications, Inc	25,985
		TOTAL BUSINESS SERVICES	16,263,695

CHEMICALS AND ALLIED PRODUCTS - 9.32%
41,128		Abbott Laboratories	2,294,942
2,516	*	Abraxis BioScience, Inc	67,202
837	*	Adams Respiratory Therapeutics, Inc	28,148
229	*	Adolor Corp	2,004
3,095	*	ADVENTRX Pharmaceuticals, Inc	7,738
11,160		Air Products & Chemicals, Inc	825,394
1,000		Alberto-Culver Co	22,880
77	*	Alexion Pharmaceuticals, Inc	3,329
229	*	Alkermes, Inc	3,536
26,327	*	Amgen, Inc	1,471,153
515	*	Arena Pharmaceuticals, Inc	5,593
528	*	Array Biopharma, Inc	6,706
385	*	Atherogenics, Inc	1,082
1,700	*	Auxilium Pharmaceuticals, Inc	24,956
3,879		Avery Dennison Corp	249,265
7,509		Avon Products, Inc	279,785
3,746	*	Barr Pharmaceuticals, Inc	173,627
2,071	*	Bentley Pharmaceuticals, Inc	16,961
3,347	*	Bioenvision, Inc	13,689
989	*	BioMarin Pharmaceuticals, Inc	17,070
1,978	*	Bradley Pharmaceuticals, Inc	37,958
49,160		Bristol-Myers Squibb Co	1,364,682
1,217		Cabot Corp	58,087
2,739	*	Calgon Carbon Corp	22,761
1,300	*	Caraco Pharmaceutical Laboratories Ltd	15,834
1,541	*	Cell Genesys, Inc	6,472
685	*	Cephalon, Inc	48,779
229	*	Charles River Laboratories International, Inc	10,594
1,217		Clorox Co	77,511
12,825		Colgate-Palmolive Co	856,582

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,555	*	Combinatorx, Inc	$17,859
305	*	Cypress Bioscience, Inc	2,318
913		Dade Behring Holdings, Inc	40,035
2,875	*	Dendreon Corp	37,174
215	*	Digene Corp	9,118
4,818	*	Durect Corp	20,043
6,693		Ecolab, Inc	287,799
429	*	Encysive Pharmaceuticals, Inc	1,163
1,929	*	Enzon Pharmaceuticals, Inc	15,721
533		Estee Lauder Cos (Class A)	26,037
8,469	*	Forest Laboratories, Inc	435,645
14,894	*	Genentech, Inc	1,223,095
5,797	*	Genzyme Corp	347,936
381	*	Geron Corp	2,667
10,753	*	Gilead Sciences, Inc	822,605
1,857		H.B. Fuller Co	50,640
2,379	*	Hospira, Inc	97,301
1,968	*	Human Genome Sciences, Inc	20,900
3,549	*	Huntsman Corp	67,750
1,029	*	Idexx Laboratories, Inc	90,171
861	*	Immucor, Inc	25,339
1,261	*	Inverness Medical Innovations, Inc	55,207
761	*	Invitrogen Corp	48,438
9,812	*	King Pharmaceuticals, Inc	193,002
1,141		Lubrizol Corp	58,796
1,983		Mannatech, Inc	31,847
632	*	Medarex, Inc	8,178
1,978		Medicis Pharmaceutical Corp (Class A)	60,962
3,606	*	Medimmune, Inc	131,222
60,501		Merck & Co, Inc	2,672,329
457	*	MGI Pharma, Inc	10,269
3,347	*	Millennium Pharmaceuticals, Inc	38,022
9,146		Mylan Laboratories, Inc	193,346
913	*	Nabi Biopharmaceuticals	4,848
700	*	Nalco Holding Co	16,730
2,035	*	Nastech Pharmaceutical Co, Inc	21,958
837	*	NBTY, Inc	44,394
1,969	*	Neurocrine Biosciences, Inc	24,613
500	*	New River Pharmaceuticals, Inc	31,815
1,772	*	Noven Pharmaceuticals, Inc	41,110
100	*	NPS Pharmaceuticals, Inc	339
609	*	Nuvelo, Inc	2,241
100	*	OraSure Technologies, Inc	735
793	*	Pacific Ethanol, Inc	13,505
1,902	*	Par Pharmaceutical Cos, Inc	47,778
1,141	*	PDL BioPharma, Inc	24,760
1,522	*	Penwest Pharmaceuticals Co	15,342
4,767		Perrigo Co	84,185
1,065	*	Pharmion Corp	27,999
607	*	Pioneer Cos, Inc	16,777
761	*	Pozen, Inc	11,225
8,898		PPG Industries, Inc	625,618
13,517		Praxair, Inc	851,030
2,953	*	Prestige Brands Holdings, Inc	34,993

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
69,413		Procter & Gamble Co	$4,384,125
457	*	Progenics Pharmaceuticals, Inc	10,822
1,161	*	Renovis, Inc	4,064
7,137		Rohm & Haas Co	369,126
2,815		RPM International, Inc	65,027
1,893	*	Salix Pharmaceuticals Ltd	23,852
39,250		Schering-Plough Corp	1,001,268
1,674	*	Sciele Pharma, Inc	39,640
1,917	*	Sepracor, Inc	89,390
3,652		Sigma-Aldrich Corp	151,631
600	*	Somaxon Pharmaceuticals, Inc	7,320
675	*	SuperGen, Inc	3,982
229	*	Tanox, Inc	4,296
919	*	USANA Health Sciences, Inc	43,074
1,065		Valspar Corp	29,639
1,214	*	VCA Antech, Inc	44,080
1,162	*	Vertex Pharmaceuticals, Inc	32,582
5,096	*	Watson Pharmaceuticals, Inc	134,687
1,448	*	Zymogenetics, Inc	22,531
		TOTAL CHEMICALS AND ALLIED PRODUCTS	23,560,385

COMMUNICATIONS - 5.25%
6,981		Alltel Corp	432,822
5,857	*	American Tower Corp (Class A)	228,130
381	*	Anixter International, Inc	25,123
155,339		AT&T, Inc	6,125,017
5,822		Cablevision Systems Corp (Class A)	177,163
1,400		CenturyTel, Inc	63,266
8,450		Citadel Broadcasting Corp	80,360
609		Citizens Communications Co	9,105
153	*	Cox Radio, Inc (Class A)	2,088
1,065	*	Crown Castle International Corp	34,218
2,438	*	Crown Media Holdings, Inc (Class A)	12,995
703	*	Dobson Communications Corp (Class A)	6,039
1,734		Embarq Corp	97,736
1,370		Entercom Communications Corp (Class A)	38,607
788	*	FiberTower Corp	4,090
837		Global Payments, Inc	28,508
2,282		Gray Television, Inc	23,778
761		Hearst-Argyle Television, Inc	20,692
6,562	*	IAC/InterActiveCorp	247,453
11,229	*	Level 3 Communications, Inc	68,497
9,747	*	Liberty Global, Inc (Class A)	320,969
5,718	*	Liberty Media Corp - Capital (Series A)	632,354
19,766	*	Liberty Media Holding Corp (Interactive A)	470,826
900	*	Lightbridge, Inc	15,813
4,336	*	Lin TV Corp (Class A)	68,942
324	*	NeuStar, Inc (Class A)	9,215
1,598	*	NII Holdings, Inc	118,540
942	*	Novatel Wireless, Inc	15,110
3,573	*	Radio One, Inc (Class D)	23,082
413		Salem Communications Corp (Class A)	5,162
2,259	*	SAVVIS, Inc	108,161
393	*	SBA Communications Corp (Class A)	11,613

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,944	*	Spanish Broadcasting System, Inc (Class A)	$11,776
49,430		Sprint Nextel Corp	937,193
800		Telephone & Data Systems, Inc	47,696
350	*	Terremark Worldwide, Inc	2,821
2,920	*	TiVo, Inc	18,542
66,169		Verizon Communications, Inc	2,509,128
5,976		Windstream Corp	87,787
6,313	*	Wireless Facilities, Inc	8,207
9,144	*	XM Satellite Radio Holdings, Inc (Class A)	118,140
		TOTAL COMMUNICATIONS	13,266,764

DEPOSITORY INSTITUTIONS - 9.67%
114,840		Bank of America Corp	5,859,137
19,329		BB&T Corp	792,876
700		City National Corp	51,520
4,031		Comerica, Inc	238,313
533		Commerce Bancorp, Inc	17,792
1,065		Compass Bancshares, Inc	73,272
25,259		Fifth Third Bancorp	977,271
1,370		First Horizon National Corp	56,896
4,640		Fremont General Corp	32,155
4,792		Hudson City Bancorp, Inc	65,555
3,054		IndyMac Bancorp, Inc	97,881
12,398		Keycorp	464,553
3,874		M&T Bank Corp	448,725
5,248		Marshall & Ilsley Corp	243,035
10,344		Mellon Financial Corp	446,240
22,443		National City Corp	836,002
3,183		New York Community Bancorp, Inc	55,989
4,564		Northern Trust Corp	274,479
10,154		PNC Financial Services Group, Inc	730,783
3,555		Popular, Inc	58,871
22,608		Regions Financial Corp	799,645
8,203		Sovereign Bancorp, Inc	208,684
10,131		State Street Corp	655,982
11,729		SunTrust Banks, Inc	973,976
6,085		Synovus Financial Corp	196,789
1,443		TD Banknorth, Inc	46,407
1,750		UnionBanCal Corp	110,985
60,369		US Bancorp	2,111,104
55,433		Wachovia Corp	3,051,587
35,956		Washington Mutual, Inc	1,451,903
85,335		Wells Fargo & Co	2,938,084
1,077		Zions Bancorporation	91,028
		TOTAL DEPOSITORY INSTITUTIONS	24,457,519

EATING AND DRINKING PLACES - 1.37%
3,727	*	AFC Enterprises	74,726
1,027		Applebees International, Inc	25,449
609		Bob Evans Farms, Inc	22,503
500	*	Cheesecake Factory	13,325
4,057		Darden Restaurants, Inc	167,108
47,659		McDonald's Corp	2,147,038
22,941	*	Starbucks Corp	719,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,473		Tim Hortons, Inc	$196,909
3,043		Wendy's International, Inc	95,246
		TOTAL EATING AND DRINKING PLACES	3,461,734

EDUCATIONAL SERVICES - 0.00%**
38	*	Laureate Education, Inc	2,241
		TOTAL EDUCATIONAL SERVICES	2,241

ELECTRIC, GAS, AND SANITARY SERVICES - 5.37%
32,340	*	AES Corp	695,957
6,769		AGL Resources, Inc	289,172
2,688		Allete, Inc	125,315
8,211		Alliant Energy Corp	368,017
1,623		Aqua America, Inc	36,436
6,009		Atmos Energy Corp	187,961
9,685		Avista Corp	234,668
3,119		Cascade Natural Gas Corp	82,186
1,826		CH Energy Group, Inc	88,908
8,372		Cleco Corp	216,249
11,144		Consolidated Edison, Inc	569,013
5,250		Crosstex Energy, Inc	150,937
8,253		Duquesne Light Holdings, Inc	163,327
27,656		El Paso Corp	400,182
10,344		Empire District Electric Co	256,531
2,434		Energen Corp	123,866
17,347		Energy East Corp	422,573
547		EnergySouth, Inc	22,936
9,660		Hawaiian Electric Industries, Inc	251,063
10,040		Idacorp, Inc	339,754
4,960		Integrys Energy Group, Inc	275,330
1,141		ITC Holdings Corp	49,394
11,333		KeySpan Corp	466,353
10,964		Kinder Morgan, Inc	1,167,118
533		Laclede Group, Inc	16,566
586		Markwest Hydrocarbon, Inc	36,332
2,754		Metal Management, Inc	127,235
3,213		MGE Energy, Inc	113,933
6,922		National Fuel Gas Co	299,446
153		New Jersey Resources Corp	7,658
3,809		Nicor, Inc	184,432
21,387		NiSource, Inc	522,698
8,339		Northeast Utilities	273,269
9,186		NSTAR	322,612
15,923		OGE Energy Corp	617,812
7,834		Oneok, Inc	352,530
3,972		Otter Tail Corp	136,001
20,460		Pepco Holdings, Inc	593,749
2,130		Piedmont Natural Gas Co, Inc	56,189
20,992		Puget Energy, Inc	539,075
4,355		Questar Corp	388,510
1,058		Resource America, Inc (Class A)	25,000
12,748	*	Sierra Pacific Resources	221,560
1,370		South Jersey Industries, Inc	52,128
19,586		Synagro Technologies, Inc	111,640

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
15,038		TECO Energy, Inc	$258,804
2,967		UGI Corp	79,249
2,054		UIL Holdings Corp	71,274
4,052		Unisource Energy Corp	152,153
3,955		Vectren Corp	113,113
2,266	*	Waste Services, Inc	22,524
3,955		WGL Holdings, Inc	126,481
27,382		Williams Cos, Inc	779,292
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,584,511

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.40%
13,217	*	Advanced Micro Devices, Inc	172,614
3,348	*	Agere Systems, Inc	75,732
8,949		Ametek, Inc	309,098
17,359	*	Apple Computer, Inc	1,612,825
2,509	*	Arris Group, Inc	35,327
1,732	*	Atheros Communications, Inc	41,447
381		Baldor Electric Co	14,379
500	*	Benchmark Electronics, Inc	10,330
7,566	*	Brocade Communications Systems, Inc	72,028
1,800	*	CalAmp Corp	15,534
4,280	*	Capstone Turbine Corp	4,537
352	*	C-COR, Inc	4,879
131,440	*	Cisco Systems, Inc	3,355,663
15,358	*	Conexant Systems, Inc	25,341
922	*	Cree, Inc	15,176
1,600		CTS Corp	22,112
800	*	Directed Electronics, Inc	7,168
2,237	*	Ditech Networks, Inc	18,164
14,580	*	Emcore Corp	72,900
37,544		Emerson Electric Co	1,617,771
305	*	Energizer Holdings, Inc	26,026
350	*	Energy Conversion Devices, Inc	12,229
426	*	Evergreen Solar, Inc	4,153
8,531	*	Finisar Corp	29,858
917	*	FuelCell Energy, Inc	7,208
2,002	*	GrafTech International Ltd	18,178
229	*	Greatbatch, Inc	5,839
1,065		Harman International Industries, Inc	102,325
2,754	*	Harmonic, Inc	27,044
136,067		Intel Corp	2,602,962
1,170	*	Interdigital Communications Corp	37,054
3,823	*	InterVoice, Inc	25,385
1,061		Lincoln Electric Holdings, Inc	63,193
1,157	*	Loral Space & Communications, Inc	58,868
270		LSI Industries, Inc	4,520
6,334	*	LSI Logic Corp	66,127
814	*	Medis Technologies Ltd	13,765
13,437	*	Micron Technology, Inc	162,319
4,529		Molex, Inc	127,718
59,282		Motorola, Inc	1,047,513
6,447	*	MRV Communications, Inc	22,887
5,855		National Semiconductor Corp	141,340
609	*	Novellus Systems, Inc	19,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,074	*	Omnivision Technologies, Inc	$13,919
6,740	*	ON Semiconductor Corp	60,121
3,771	*	Optical Communication Products, Inc	5,053
685		Park Electrochemical Corp	18,577
1,442		Plantronics, Inc	34,060
639	*	Plexus Corp	10,959
1,742	*	Polycom, Inc	58,061
1,112	*	Power-One, Inc	6,361
3,036	*	Powerwave Technologies, Inc	17,275
1,722	*	QLogic Corp	29,274
40,117		Qualcomm, Inc	1,711,391
5,015	*	Quantum Fuel Systems Technologies Worldwide, Inc	6,118
1,522		RadioShack Corp	41,140
1,341	*	Radyne Corp	12,230
3,182	*	RF Micro Devices, Inc	19,824
584	*	Silicon Storage Technology, Inc	2,879
62,867	*	Sirius Satellite Radio, Inc	201,174
5,122	*	Sycamore Networks, Inc	19,156
2,434	*	Symmetricom, Inc	20,202
609		Technitrol, Inc	15,950
1,750	*	Tekelec	26,092
2,130		Teleflex, Inc	144,989
9,034	*	Tellabs, Inc	89,437
35,900		Texas Instruments, Inc	1,080,590
1,359	*	Thomas & Betts Corp	66,346
7,799	*	Transmeta Corp	4,445
4,390	*	Transwitch Corp	6,980
995	*	Trident Microsystems, Inc	19,960
2,018	*	Triquint Semiconductor, Inc	10,090
2,358	*	TTM Technologies, Inc	22,495
1,000		Vicor Corp	10,020
685		Whirlpool Corp	58,163
6,438		Xilinx, Inc	165,650
12,138	*	Zhone Technologies, Inc	15,051
70	*	Zoltek Cos, Inc	2,445
428	*	Zoran Corp	7,285
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,162,798

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
1,293	*	Amylin Pharmaceuticals, Inc	48,306
913	*	Applera Corp (Celera Genomics Group)	12,965
604	*	Ariad Pharmaceuticals, Inc	2,712
8,285	*	Celgene Corp	434,631
305		Corporate Executive Board Co	23,168
548	*	CV Therapeutics, Inc	4,313
153	*	Gen-Probe, Inc	7,203
1,478	*	Harris Interactive, Inc	8,912
1,734	*	Hewitt Associates, Inc (Class A)	50,685
1,592	*	Incyte Corp	10,491
2,057	*	Isis Pharmaceuticals, Inc	19,068
434	*	Lexicon Genetics, Inc	1,575
5,629		Moody's Corp	349,336
10,384		Paychex, Inc	393,242
5,280		Quest Diagnostics, Inc	263,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
737	*	Regeneron Pharmaceuticals, Inc	$15,934
3,926	*	Rentech, Inc	12,328
153	*	Telik, Inc	831
3,320	*	Tetra Tech, Inc	63,279
685	*	Trimeris, Inc	4,713
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,727,006

FABRICATED METAL PRODUCTS - 0.70%
5,918		Commercial Metals Co	185,529
837	*	Commercial Vehicle Group, Inc	17,242
1,774		Dynamic Materials Corp	58,045
1,674		Gulf Island Fabrication, Inc	44,763
23,213		Illinois Tool Works, Inc	1,197,791
800		Insteel Industries, Inc	13,432
1,970		Pentair, Inc	61,385
2,130		Silgan Holdings, Inc	108,864
685		Snap-On, Inc	32,948
913		Valmont Industries, Inc	52,799
		TOTAL FABRICATED METAL PRODUCTS	1,772,798

FOOD AND KINDRED PRODUCTS - 2.71%
9,584		Campbell Soup Co	373,297
8,595		Coca-Cola Enterprises, Inc	174,049
700		Corn Products International, Inc	24,913
13,902		General Mills, Inc	809,374
11,637		H.J. Heinz Co	548,335
661	*	Hansen Natural Corp	25,039
5,781		Hershey Co	315,989
14,110		Kellogg Co	725,677
1,522		McCormick & Co, Inc	58,627
3,347		Pepsi Bottling Group, Inc	106,736
46,169		PepsiCo, Inc	2,934,502
17,476		Sara Lee Corp	295,694
8,876		Wrigley (Wm.) Jr Co	452,055
		TOTAL FOOD AND KINDRED PRODUCTS	6,844,287

FOOD STORES - 0.34%
16		Arden Group, Inc (Class A)	2,136
17,944		Kroger Co	506,918
2,434	*	Pathmark Stores, Inc	31,155
5,076		Supervalu, Inc	198,319
2,967		Whole Foods Market, Inc	133,070
		TOTAL FOOD STORES	871,598

FORESTRY - 0.26%
3,100		Rayonier, Inc	133,300
6,876		Weyerhaeuser Co	513,912
		TOTAL FORESTRY	647,212

FURNITURE AND FIXTURES - 0.53%
1,598		Hillenbrand Industries, Inc	94,873
9,185		Johnson Controls, Inc	869,085
3,347		Leggett & Platt, Inc	75,876
10,724		Masco Corp	293,838

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
536	*	Tempur-Pedic International, Inc	$13,931
		TOTAL FURNITURE AND FIXTURES	1,347,603

FURNITURE AND HOME FURNISHINGS STORES - 0.09%
4,412	*	Bed Bath & Beyond, Inc	177,230
1,182		Circuit City Stores, Inc	21,902
229	*	Mohawk Industries, Inc	18,789
1,558	*	Restoration Hardware, Inc	10,220
229		Williams-Sonoma, Inc	8,120
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	236,261

GENERAL BUILDING CONTRACTORS - 0.38%
605		Beazer Homes USA, Inc	17,563
2,586		Centex Corp	108,043
9,148		DR Horton, Inc	201,256
1,141	*	Hovnanian Enterprises, Inc (Class A)	28,708
3,575		Lennar Corp (Class A)	150,901
46		Lennar Corp (B Shares)	1,814
1,522		Levitt Corp (Class A)	14,170
609		MDC Holdings, Inc	29,275
242	*	Meritage Homes Corp	7,773
49	*	NVR, Inc	32,585
7,968		Pulte Homes, Inc	210,833
533		Ryland Group, Inc	22,487
1,413		Standard-Pacific Corp	29,489
2,799		Technical Olympic USA, Inc	11,168
2,649	*	Toll Brothers, Inc	72,530
642	*	WCI Communities, Inc	13,700
		TOTAL GENERAL BUILDING CONTRACTORS	952,295

GENERAL MERCHANDISE STORES - 1.23%
457	*	99 Cents Only Stores	6,732
305	*	Big Lots, Inc	9,540
13,960		Costco Wholesale Corp	751,606
3,195		Dollar General Corp	67,574
2,967		Family Dollar Stores, Inc	87,883
5,772		JC Penney Co, Inc	474,228
457	*	Retail Ventures, Inc	9,620
23,406		Target Corp	1,387,040
11,672		TJX Cos, Inc	314,677
		TOTAL GENERAL MERCHANDISE STORES	3,108,900

HEALTH SERVICES - 1.44%
1,411	*	Alliance Imaging, Inc	12,318
761	*	Amsurg Corp	18,637
229	*	Bio-Reference Labs, Inc	5,817
1,399		Brookdale Senior Living, Inc	62,479
3,208	*	Community Health Systems, Inc	113,082
1,230	*	Corvel Corp	37,208
2,257	*	DaVita, Inc	120,343
1,357	*	Edwards Lifesciences Corp	68,800
3,147	*	Express Scripts, Inc	254,026
747	*	Five Star Quality Care, Inc	7,679
8,538		Health Management Associates, Inc (Class A)	92,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
687	*	Healthways, Inc	$32,117
2,075	*	Hythiam, Inc	14,110
3,534	*	Laboratory Corp of America Holdings	256,674
1,055	*	LifePoint Hospitals, Inc	40,322
3,132	*	Lincare Holdings, Inc	114,788
837	*	Medcath Corp	22,850
2,961	*	Nektar Therapeutics	38,671
4,057		Omnicare, Inc	161,347
229		Option Care, Inc	3,046
512	*	Pediatrix Medical Group, Inc	29,215
2,011		Pharmaceutical Product Development, Inc	67,751
1,028	*	Psychiatric Solutions, Inc	41,439
1,370	*	RehabCare Group, Inc	21,742
1,283	*	Sierra Health Services, Inc	52,821
1,324	*	Sunrise Senior Living, Inc	52,324
685	*	Symbion, Inc	13,433
3,325	*	Triad Hospitals, Inc	173,731
989		Universal Health Services, Inc (Class B)	56,630
1,674	*	VistaCare, Inc (Class A)	14,564
20,150	*	WellPoint, Inc	1,634,165
		TOTAL HEALTH SERVICES	3,634,937

HOLDING AND OTHER INVESTMENT OFFICES - 2.58%
12,466		Allied Capital Corp	359,145
229		AMB Property Corp	13,463
1,217		American Financial Realty Trust	12,267
2,206		Annaly Mortgage Management, Inc	34,149
6,933		Archstone-Smith Trust	376,323
1,370		AvalonBay Communities, Inc	178,100
2,662		Boston Properties, Inc	312,519
300		Capital Southwest Corp	46,101
1,355		Cherokee, Inc	58,346
2,500		Colonial Properties Trust	114,175
761		Crescent Real Estate Equities Co	15,266
1,600		Developers Diversified Realty Corp	100,640
3,452		Duke Realty Corp	150,058
11,789		Equity Residential	568,583
300		Essex Property Trust, Inc	38,844
153		FelCor Lodging Trust, Inc	3,973
4,385		General Growth Properties, Inc	283,139
2,510	*	Harris & Harris Group, Inc	32,429
761		Health Care Property Investors, Inc	27,419
1,300		Health Care REIT, Inc	57,070
153		Highwoods Properties, Inc	6,042
1,913		Hospitality Properties Trust	89,528
13,961		Host Marriott Corp	367,314
1,902		HRPT Properties Trust	23,395
2,358		iStar Financial, Inc	110,425
6,196		Kimco Realty Corp	301,993
153		Liberty Property Trust	7,454
8,062		Luminent Mortgage Capital, Inc	72,074
900		Mack-Cali Realty Corp	42,867
1,065		MFA Mortgage Investments, Inc	8,200
1,300		Mid-America Apartment Communities, Inc	73,138

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,200		Nationwide Health Properties, Inc	$37,512
4,765		New Plan Excel Realty Trust	157,388
1,000		Post Properties, Inc	45,730
7,726		Prologis	501,649
3,600		Public Storage, Inc	340,812
6,741		Simon Property Group, Inc	749,936
6,500		Spirit Finance Corp	96,850
913		Tarragon Corp	9,468
3,023		Virgin Media, Inc	76,331
3,955		Vornado Realty Trust	471,990
2,851		Weingarten Realty Investors	135,594
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,507,699

HOTELS AND OTHER LODGING PLACES - 0.24%
6,219		Choice Hotels International, Inc	220,339
3,324	*	Gaylord Entertainment Co	175,740
9,105	*	Great Wolf Resorts, Inc	120,459
4,227	*	Lodgian, Inc	56,473
1,978		Marcus Corp	46,008
		TOTAL HOTELS AND OTHER LODGING PLACES	619,019

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.41%
25,033		3M Co	1,913,272
3,080	*	AGCO Corp	113,868
5,629		American Standard Cos, Inc	298,450
1,065		Ampco-Pittsburgh Corp	30,768
34,197		Applied Materials, Inc	626,489
745	*	Astec Industries, Inc	29,986
3,389	*	Axcelis Technologies, Inc	25,892
1,978		Black & Decker Corp	161,444
685		Briggs & Stratton Corp	21,132
842	*	Brooks Automation, Inc	14,440
757		Cascade Corp	45,329
229		CDW Corp	14,067
1,293	*	Columbus McKinnon Corp	28,950
1,598		Cummins, Inc	231,263
7,322		Deere & Co	795,462
52,086	*	Dell, Inc	1,208,916
685		Donaldson Co, Inc	24,728
761	*	Dril-Quip, Inc	32,936
42,912	*	EMC Corp	594,331
305	*	Emulex Corp	5,578
652	*	Entegris, Inc	6,976
305	*	Flowserve Corp	17,443
1,141	*	FMC Technologies, Inc	79,596
400	*	Gardner Denver, Inc	13,940
913	*	Gehl Co	23,172
3,009		Graco, Inc	117,832
4,497	*	Grant Prideco, Inc	224,130
60,315		Hewlett-Packard Co	2,421,044
229	*	Intermec, Inc	5,116
35,983		International Business Machines Corp	3,391,758
518	*	Intevac, Inc	13,660
2,352	*	Lam Research Corp	111,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
837		Lennox International, Inc	$29,881
1,446	*	Lexmark International, Inc (Class A)	84,533
617		Lufkin Industries, Inc	34,663
1,838		Manitowoc Co, Inc	116,768
913		Modine Manufacturing Co	20,908
457		Nordson Corp	21,232
837	*	Oil States International, Inc	26,859
2,226		Pall Corp	84,588
310	*	Rackable Systems, Inc	5,261
305		Sauer-Danfoss, Inc	9,180
1,545	*	Semitool, Inc	20,085
2,500	*	Sigma Designs, Inc	65,650
22,820	*	Solectron Corp	71,883
1,293		SPX Corp	90,769
1,978		Stanley Works	109,502
3,275		Tennant Co	103,130
585	*	TurboChef Technologies, Inc	8,904
840	*	Ultratech, Inc	11,432
1,983	*	VA Software Corp	7,991
2,282	*	Varian Medical Systems, Inc	108,829
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,675,360

INSTRUMENTS AND RELATED PRODUCTS - 4.80%
457	*	Advanced Medical Optics, Inc	17,000
859	*	Affymetrix, Inc	25,830
77		Analogic Corp	4,842
2,358		Bard (C.R.), Inc	187,485
533		Bausch & Lomb, Inc	27,268
18,352		Baxter International, Inc	966,600
2,465		Beckman Coulter, Inc	157,489
8,569		Becton Dickinson & Co	658,870
5,457		Biomet, Inc	231,868
23,862	*	Boston Scientific Corp	346,953
486	*	Bruker BioSciences Corp	5,113
903	*	Cepheid, Inc	10,728
229		Cooper Cos, Inc	11,134
4,620	*	Credence Systems Corp	15,292
4,377		Dentsply International, Inc	143,347
3,437	*	Depomed, Inc	12,270
77	*	DJ Orthopedics, Inc	2,918
533	*	Flir Systems, Inc	19,012
242	*	Formfactor, Inc	10,829
305	*	Hologic, Inc	17,580
533	*	Illumina, Inc	15,617
1,627	*	Input/Output, Inc	22,420
444	*	Intuitive Surgical, Inc	53,977
1,636	*	Ixia	15,215
75,657		Johnson & Johnson	4,559,091
3,779		Kla-Tencor Corp	201,496
2,157	*	LTX Corp	13,201
30,350		Medtronic, Inc	1,488,971
533	*	Millipore Corp	38,627
1,245	*	MKS Instruments, Inc	31,772
305	*	OYO Geospace Corp	21,631

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,293	*	Photon Dynamics, Inc	$16,305
7,929		Pitney Bowes, Inc	359,897
3,500	*	RAE Systems, Inc	10,045
381	*	Resmed, Inc	19,191
305	*	Rofin-Sinar Technologies, Inc	18,050
1,598		Roper Industries, Inc	87,698
6,541	*	St. Jude Medical, Inc	246,007
1,900		STERIS Corp	50,464
8,586		Stryker Corp	569,424
77	*	Techne Corp	4,397
1,770		Tektronix, Inc	49,843
8,489	*	Thermo Electron Corp	396,861
2,500	*	ThermoGenesis Corp	9,100
1,598	*	Waters Corp	92,684
22,360	*	Xerox Corp	377,660
1,902		X-Rite, Inc	24,631
5,172	*	Zimmer Holdings, Inc	441,741
800	*	Zygo Corp	12,808
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,121,252

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
4,031		Brown & Brown, Inc	109,039
3,575		Crawford & Co (Class B)	20,735
13,265		Hartford Financial Services Group, Inc	1,267,869
900	*	USI Holdings Corp	15,165
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,412,808

INSURANCE CARRIERS - 4.24%
16,137		Aetna, Inc	706,639
1,141		Affirmative Insurance Holdings, Inc	19,739
21,799		Aflac, Inc	1,025,861
3,879		Ambac Financial Group, Inc	335,107
2,397		American Financial Group, Inc	81,594
1,491	*	AMERIGROUP Corp	45,326
3,651		Assurant, Inc	195,803
823	*	Centene Corp	17,275
20,982		Chubb Corp	1,084,140
9,747		Cincinnati Financial Corp	413,273
1,293		Commerce Group, Inc	38,842
1,348		Erie Indemnity Co (Class A)	71,134
1,217		Hanover Insurance Group, Inc	56,128
2,022		HCC Insurance Holdings, Inc	62,278
631	*	HealthExtras, Inc	18,160
500		LandAmerica Financial Group, Inc	36,955
13,436		Lincoln National Corp	910,826
153	*	Markel Corp	74,179
4,640		MBIA, Inc	303,874
1,065		Mercury General Corp	56,488
3,534		MGIC Investment Corp	208,223
663	*	Molina Healthcare, Inc	20,281
457		Odyssey Re Holdings Corp	17,965
1,674		Phoenix Cos, Inc	23,235
34	*	PMA Capital Corp (Class A)	319
2,089		PMI Group, Inc	94,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,931		Principal Financial Group	$594,569
23,253		Progressive Corp	507,380
685		Protective Life Corp	30,167
17,857		Prudential Financial, Inc	1,611,773
2,350		Radian Group, Inc	128,968
5,151		Safeco Corp	342,181
381		Stancorp Financial Group, Inc	18,734
800		Stewart Information Services Corp	33,432
23,071		Travelers Co, Inc	1,194,386
1,750		Unitrin, Inc	82,372
4,792		W.R. Berkley Corp	158,711
1,033	*	WellCare Health Plans, Inc	88,063
		TOTAL INSURANCE CARRIERS	10,708,845

LEATHER AND LEATHER PRODUCTS - 0.19%
9,086	*	Coach, Inc	454,754
609		Weyco Group, Inc	15,822
		TOTAL LEATHER AND LEATHER PRODUCTS	470,576

LUMBER AND WOOD PRODUCTS - 0.00%**
533	*	Champion Enterprises, Inc	4,690
		TOTAL LUMBER AND WOOD PRODUCTS	4,690

METAL MINING - 0.08%
2,358	*	Rosetta Resources, Inc	48,433
5,067		Royal Gold, Inc	152,517
		TOTAL METAL MINING	200,950

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
1,131		Callaway Golf Co	17,825
545		Daktronics, Inc	14,955
609	*	K2, Inc	7,363
1,636		Marine Products Corp	15,657
19,236		Mattel, Inc	530,337
229		Nautilus, Inc	3,533
1,519	*	Russ Berrie & Co, Inc	21,418
84	*	Steinway Musical Instruments, Inc	2,711
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	613,799

MISCELLANEOUS RETAIL - 1.25%
6,181	*	Amazon.com, Inc	245,942
7,226		Best Buy Co, Inc	352,051
609	*	Coldwater Creek, Inc	12,351
16,995		CVS Corp	580,209
432	*	Dollar Tree Stores, Inc	16,520
515	*	Drugstore.com, Inc	1,329
2,408	*	GSI Commerce, Inc	54,397
164	*	Nutri/System, Inc	8,595
4,479	*	Office Depot, Inc	157,392
130	*	Overstock.com, Inc	2,158
749		Petsmart, Inc	24,687
14,591		Staples, Inc	377,031
2,200	*	Systemax, Inc	41,206
913		Tiffany & Co	41,523

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
23,082		Walgreen Co	$1,059,233
4,182		World Fuel Services Corp	193,459
		TOTAL MISCELLANEOUS RETAIL	3,168,083

MOTION PICTURES - 2.20%
457	*	Avid Technology, Inc	15,940
8,284	*	Discovery Holding Co (Class A)	158,473
761	*	DreamWorks Animation SKG, Inc (Class A)	23,271
761		Regal Entertainment Group (Class A)	15,121
126,025		Time Warner, Inc	2,485,213
13,633	*	Viacom, Inc (Class B)	560,453
66,586		Walt Disney Co	2,292,556
		TOTAL MOTION PICTURES	5,551,027

NONDEPOSITORY INSTITUTIONS - 2.93%
1,131	*	Accredited Home Lenders Holding Co	10,484
335		Advanta Corp (Class A)	13,427
913		Advanta Corp (Class B)	40,026
5,659		American Capital Strategies Ltd	250,750
39,576		American Express Co	2,232,086
4,795	*	AmeriCredit Corp	109,614
1,438		Ares Capital Corp	26,128
1,000		Asta Funding, Inc	43,180
10,204		Capital One Financial Corp	769,994
2,418		CapitalSource, Inc	60,764
837		CharterMac	16,196
7,881		CIT Group, Inc	417,063
1,337	*	CompuCredit Corp	41,741
19,748		Countrywide Financial Corp	664,323
1,589	*	Credit Acceptance Corp	43,205
5,933	*	Doral Financial Corp	9,730
1,541		Federal Agricultural Mortgage Corp (Class C)	41,915
1,941		First Marblehead Corp	87,131
28,415		Freddie Mac	1,690,408
5,705		MCG Capital Corp	107,026
4,813		Medallion Financial Corp	55,061
2,737	*	Nelnet, Inc (Class A)	65,606
14,078		SLM Corp	575,790
500	*	United PanAm Financial Corp	6,250
685	*	World Acceptance Corp	27,366
		TOTAL NONDEPOSITORY INSTITUTIONS	7,405,264

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
2,282		AMCOL International Corp	67,661
1,171		Florida Rock Industries, Inc	78,797
3,578		Vulcan Materials Co	416,765
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	563,223

OIL AND GAS EXTRACTION - 2.72%
894	*	Atlas America, Inc	50,502
957	*	ATP Oil & Gas Corp	35,983
6,800	*	Aurora Oil & Gas Corp	17,748
8,942		Baker Hughes, Inc	591,334
2,054		Berry Petroleum Co (Class A)	62,976

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
900	*	Bronco Drilling Co, Inc	$14,913
2,702	*	Callon Petroleum Co	36,666
2,206	*	Cameron International Corp	138,515
837	*	Carrizo Oil & Gas, Inc	29,262
4,391	*	Cheniere Energy, Inc	136,780
13,220		Chesapeake Energy Corp	408,234
4,698		Cimarex Energy Co	173,920
1,649	*	Delta Petroleum Corp	37,861
4,412	*	Denbury Resources, Inc	131,433
2,054	*	Edge Petroleum Corp	25,716
1,370	*	Encore Acquisition Co	33,140
913	*	Energy Partners Ltd	16,571
5,640		ENSCO International, Inc	306,816
13,078		Equitable Resources, Inc	631,929
1,370	*	EXCO Resources, Inc	22,715
1,217	*	Exploration Co of Delaware, Inc	13,204
3,195	*	Forest Oil Corp	106,617
7,406	*	Gasco Energy, Inc	18,071
8,651	*	GeoGlobal Resources, Inc	52,858
2,815	*	Global Industries Ltd	51,486
533	*	GMX Resources, Inc	16,379
761	*	Goodrich Petroleum Corp	25,592
4,031	*	Grey Wolf, Inc	27,008
1,919	*	Helix Energy Solutions Group, Inc	71,560
5,095		Helmerich & Payne, Inc	154,582
1,674	*	Houston Exploration Co	90,312
2,662	*	McMoRan Exploration Co	36,496
32,930	*	Meridian Resource Corp	79,361
4,000	*	Metretek Technologies, Inc	53,360
3,490	*	National Oilwell Varco, Inc	271,487
457	*	Oceaneering International, Inc	19,249
1,712	*	Parallel Petroleum Corp	39,290
4,857	*	PetroHawk Energy Corp	63,967
153	*	Petroleum Development Corp	8,196
1,136	*	Petroquest Energy, Inc	13,280
6,177		Pioneer Natural Resources Co	266,290
2,081	*	Plains Exploration & Production Co	93,936
3,119		Pogo Producing Co	150,024
3,727	*	Pride International, Inc	112,183
2,200	*	Quest Resource Corp	20,174
1,636	*	Quicksilver Resources, Inc	65,064
5,210		Range Resources Corp	174,014
2,358		Rowan Cos, Inc	76,564
5,553		Smith International, Inc	266,822
3,570	*	Southwestern Energy Co	146,299
1,978		St. Mary Land & Exploration Co	72,553
1,750	*	Stone Energy Corp	51,957
533	*	Superior Energy Services	18,373
1,065	*	Swift Energy Co	44,485
2,662		Tidewater, Inc	155,940
457	*	Todco	18,431
3,816	*	Toreador Resources Corp	69,260
913	*	Unit Corp	46,189
2,098		W&T Offshore, Inc	60,695

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,141	*	Warren Resources, Inc	$14,867
1,141	*	Whiting Petroleum Corp	44,967
14,544		XTO Energy, Inc	797,157
		TOTAL OIL AND GAS EXTRACTION	6,881,613

PAPER AND ALLIED PRODUCTS - 0.86%
2,206		Bemis Co	73,658
1,674		Bowater, Inc	39,875
3,651	*	Buckeye Technologies, Inc	47,390
1,750		Chesapeake Corp	26,425
1,805		Domtar Corp	16,805
11,835		International Paper Co	430,794
14,433		Kimberly-Clark Corp	988,516
8,215		MeadWestvaco Corp	253,351
2,358		Packaging Corp of America	57,535
1,217		Rock-Tenn Co (Class A)	40,404
2,434		Sonoco Products Co	91,470
1,378		Temple-Inland, Inc	82,322
1,674		Wausau Paper Corp	24,039
		TOTAL PAPER AND ALLIED PRODUCTS	2,172,584

PERSONAL SERVICES - 0.02%
1,200		Regis Corp	48,444
305		Weight Watchers International, Inc	14,057
		TOTAL PERSONAL SERVICES	62,501

PETROLEUM AND COAL PRODUCTS - 3.13%
1,964		Alon USA Energy, Inc	71,097
18,232		Apache Corp	1,289,002
1,750		Ashland, Inc	114,800
1,750		Cabot Oil & Gas Corp	117,810
20,973		Devon Energy Corp	1,451,751
10,315		EOG Resources, Inc	735,872
6,940		Frontier Oil Corp	226,522
617	*	Headwaters, Inc	13,481
9,346		Hess Corp	518,423
3,036		Holly Corp	180,035
8,815		Murphy Oil Corp	470,721
4,716	*	Newfield Exploration Co	196,704
9,767		Noble Energy, Inc	582,602
5,520		Sunoco, Inc	388,829
21,323		Valero Energy Corp	1,375,120
4,513		Western Refining, Inc	176,097
		TOTAL PETROLEUM AND COAL PRODUCTS	7,908,866

PRIMARY METAL INDUSTRIES - 1.62%
1,125	*	Brush Engineered Materials, Inc	54,529
3,428	*	Century Aluminum Co	160,705
4,132		Chaparral Steel Co	240,358
1,080	*	CommScope, Inc	46,332
39,351	*	Corning, Inc	894,842
457		Encore Wire Corp	11,571
3,265		Gibraltar Industries, Inc	73,854
2,206		Hubbell, Inc (Class B)	106,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,978	*	LB Foster Co (Class A)	$40,767
989	*	Lone Star Technologies, Inc	65,304
3,119		Mueller Industries, Inc	93,882
13,115		Nucor Corp	854,180
2,200		Olympic Steel, Inc	68,178
2,092		Quanex Corp	88,596
5,300		Steel Dynamics, Inc	228,960
3,955		Steel Technologies, Inc	116,989
3,030		Tredegar Corp	69,054
5,574		United States Steel Corp	552,774
8,503	*	Wheeling-Pittsburgh Corp	201,436
6,465		Worthington Industries, Inc	133,050
		TOTAL PRIMARY METAL INDUSTRIES	4,101,778

PRINTING AND PUBLISHING - 0.88%
761	*	ACCO Brands Corp	18,332
457		Dow Jones & Co, Inc	15,753
1,141	*	Dun & Bradstreet Corp	104,059
6,709		EW Scripps Co (Class A)	299,758
77		Harte-Hanks, Inc	2,124
4,500		Journal Register Co	26,820
11,900		McGraw-Hill Cos, Inc	748,272
1,700		Meredith Corp	97,563
10,139		New York Times Co (Class A)	238,368
2,700	*	Presstek, Inc	16,335
653		R.H. Donnelley Corp	46,291
614		Standard Register Co	7,767
9,194		Tribune Co	295,219
685	*	Valassis Communications, Inc	11,775
381		Washington Post Co (Class B)	290,893
		TOTAL PRINTING AND PUBLISHING	2,219,329

RAILROAD TRANSPORTATION - 0.69%
18,250		CSX Corp	730,912
533	*	Genesee & Wyoming, Inc (Class A)	14,183
1,826	*	Kansas City Southern Industries, Inc	64,969
18,274		Norfolk Southern Corp	924,664
		TOTAL RAILROAD TRANSPORTATION	1,734,728

REAL ESTATE - 0.13%
4,871	*	CB Richard Ellis Group, Inc (Class A)	166,491
1,293		Forest City Enterprises, Inc (Class A)	85,571
229		Jones Lang LaSalle, Inc	23,880
5,017		Stewart Enterprises, Inc (Class A)	40,437
		TOTAL REAL ESTATE	316,379

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
2,891		Cooper Tire & Rubber Co	52,876
3,500		Sealed Air Corp	110,600
837		Spartech Corp	24,558
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	188,034

SECURITY AND COMMODITY BROKERS - 3.34%
837		A.G. Edwards, Inc	57,904

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,692		Ameriprise Financial, Inc	$325,241
1,293		BlackRock, Inc	202,109
720	*	Cbot Holdings, Inc (Class A)	130,680
31,751		Charles Schwab Corp	580,726
685		Chicago Mercantile Exchange Holdings, Inc	364,735
7,292	*	E*Trade Financial Corp	154,736
533		Eaton Vance Corp	18,996
7,461		Franklin Resources, Inc	901,513
10,915		Goldman Sachs Group, Inc	2,255,366
1,900	*	IntercontinentalExchange, Inc	232,199
415		International Securities Exchange, Inc	20,252
153	*	Investment Technology Group, Inc	5,998
3,043		Janus Capital Group, Inc	63,629
1,065		Jefferies Group, Inc	30,832
2,168		Legg Mason, Inc	204,247
27,868		Merrill Lynch & Co, Inc	2,275,980
892	*	Nasdaq Stock Market, Inc	26,234
2,604	*	NYSE Group, Inc	244,125
1,065		SEI Investments Co	64,145
6,081		T Rowe Price Group, Inc	286,962
		TOTAL SECURITY AND COMMODITY BROKERS	8,446,609

SOCIAL SERVICES - 0.01%
2,700	*	Capital Senior Living Corp	31,347
		TOTAL SOCIAL SERVICES	31,347

SPECIAL TRADE CONTRACTORS - 0.03%
381	*	Layne Christensen Co	13,876
2,277	*	Quanta Services, Inc	57,426
		TOTAL SPECIAL TRADE CONTRACTORS	71,302

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
132	*	Cabot Microelectronics Corp	4,423
229		CARBO Ceramics, Inc	10,660
1,434		Eagle Materials, Inc	63,999
4,054		Gentex Corp	65,877
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	144,959

TRANSPORTATION BY AIR - 0.63%
2,607	*	Airtran Holdings, Inc	26,774
989	*	Alaska Air Group, Inc	37,681
5,273	*	Continental Airlines, Inc (Class B)	191,884
5,568	*	ExpressJet Holdings, Inc	32,517
6,645		FedEx Corp	713,872
2,400	*	Frontier Airlines Holdings, Inc	14,424
4,082	*	JetBlue Airways Corp	46,984
7,894	*	Mesa Air Group, Inc	59,442
800	*	PHI, Inc	21,648
3,068		Skywest, Inc	82,314
25,161		Southwest Airlines Co	369,867
		TOTAL TRANSPORTATION BY AIR	1,597,407

TRANSPORTATION EQUIPMENT - 0.93%
1,141	*	Accuride Corp	16,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381	*	Aftermarket Technology Corp	$9,251
2,206		American Axle & Manufacturing Holdings, Inc	60,334
2,398		ArvinMeritor, Inc	43,763
4,031		Autoliv, Inc	230,210
15,262	*	BE Aerospace, Inc	483,805
1,781		Brunswick Corp	56,725
229		Federal Signal Corp	3,554
800	*	Fuel Systems Solutions, Inc	14,816
7,608		Genuine Parts Co	372,792
8,757		Harley-Davidson, Inc	514,474
5,516		Harsco Corp	247,448
788		Noble International Ltd	13,223
1,750		Superior Industries International, Inc	36,452
1,370	*	Tenneco, Inc	34,880
685		Thor Industries, Inc	26,982
3,098	*	TRW Automotive Holdings Corp	107,872
4,468	*	Visteon Corp	38,157
1,065		Westinghouse Air Brake Technologies Corp	36,732
		TOTAL TRANSPORTATION EQUIPMENT	2,348,129

TRANSPORTATION SERVICES - 0.10%
1,293		CH Robinson Worldwide, Inc	61,741
2,054		Expeditors International Washington, Inc	84,871
3,047		Sabre Holdings Corp (Class A)	99,789
		TOTAL TRANSPORTATION SERVICES	246,401

TRUCKING AND WAREHOUSING - 0.55%
19,883		United Parcel Service, Inc (Class B)	1,393,798
		TOTAL TRUCKING AND WAREHOUSING	1,393,798

WATER TRANSPORTATION - 0.02%
1,217	*	Gulfmark Offshore, Inc	53,122
153	*	Hornbeck Offshore Services, Inc	4,383
		TOTAL WATER TRANSPORTATION	57,505

WHOLESALE TRADE-DURABLE GOODS - 0.58%
4,900		Adesa, Inc	135,387
900		Agilysys, Inc	20,223
5,172		Barnes Group, Inc	119,008
1,522		BorgWarner, Inc	114,789
1,700		Castle (A.M.) & Co	49,912
822	*	Cytyc Corp	28,121
4,346		IKON Office Solutions, Inc	62,452
503		Martin Marietta Materials, Inc	68,006
1,141	*	MWI Veterinary Supply, Inc	37,653
3,454	*	Patterson Cos, Inc	122,582
4,260		Reliance Steel & Aluminum Co	206,184
5,071		Ryerson Tull, Inc	200,913
153	*	Tech Data Corp	5,479
3,058		W.W. Grainger, Inc	236,200
1,129	*	WESCO International, Inc	70,879
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,477,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.96%
381		Airgas, Inc	$16,059
6,200	*	Akorn, Inc	41,850
381	*	Allscripts Healthcare Solutions, Inc	10,215
1,522	*	Dean Foods Co	71,138
4,260	*	Endo Pharmaceuticals Holdings, Inc	125,244
761	*	Henry Schein, Inc	41,992
2,773	*	Idearc, Inc	97,332
1,217		Nash Finch Co	41,938
6,998		Nike, Inc (Class B)	743,607
9,923		Safeway, Inc	363,579
1,446		Spartan Stores, Inc	38,753
1,293		Stride Rite Corp	19,899
24,012		Sysco Corp	812,326
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,423,932

		TOTAL COMMON STOCKS
		(Cost $218,713,557)	244,595,278

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.88%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.88%
$ 7,280,000	d	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	7,277,027
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $7,278,989)	7,277,027

		TOTAL PORTFOLIO - 99.62%
		(Cost $225,992,546)	251,872,305
		OTHER ASSETS & LIABILITIES, NET - 0.38%	960,169

		NET ASSETS - 100.00%	$252,832,474

	*	Non-income producing
	**	Percentage is less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $7,795,349.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.32%

HOLDING AND OTHER INVESTMENT OFFICES - 94.33%
291,900	e	Acadia Realty Trust	$7,609,833
109,800	e	AMB Property Corp	6,455,142
723,400		Archstone-Smith Trust	39,266,152
346,550		AvalonBay Communities, Inc	45,051,500
301,900		BioMed Realty Trust, Inc	7,939,970
424,200		Boston Properties, Inc	49,801,080
267,300	e	BRE Properties, Inc (Class A)	16,879,995
67,300		Camden Property Trust	4,731,863
238,600		Cogdell Spencer, Inc	5,027,302
515,600	e	Corporate Office Properties Trust	23,552,608
114,924	e	Crescent Real Estate Equities Co	2,305,375
38,300		Developers Diversified Realty Corp	2,409,070
95,900	e	Digital Realty Trust, Inc	3,826,410
249,000		Douglas Emmett, Inc	6,356,970
379,900	e	EastGroup Properties, Inc	19,386,297
53,100		Equity Lifestyle Properties, Inc	2,867,931
763,800	e	Equity Residential	36,838,074
81,600	e	Essex Property Trust, Inc	10,565,568
112,400	e	Extra Space Storage, Inc	2,128,856
338,800	e	Federal Realty Investment Trust	30,702,056
558,900	e	General Growth Properties, Inc	36,088,173
140,000	g,m,v*	GSC Capital Corp	2,550,800
1,372,200		Host Marriott Corp	36,102,582
253,900		Kilroy Realty Corp	18,725,125
437,800	e	Kimco Realty Corp	21,338,372
64,900	e	LaSalle Hotel Properties	3,008,764
338,800	e	Macerich Co	31,291,568
946,600		Mission West Properties, Inc	13,687,836
35,200		Pennsylvania Real Estate Investment Trust	1,560,416
65,600	e	Post Properties, Inc	2,999,888
583,000	e	Prologis	37,854,190
30,000	e	PS Business Parks, Inc	2,115,600
360,400	e	Public Storage, Inc	34,119,068
356,100	e	Regency Centers Corp	29,752,155
548,100		Simon Property Group, Inc	60,976,125
252,700		SL Green Realty Corp	34,665,386
473,600	e	Taubman Centers, Inc	27,464,064
105,400	e	U-Store-It Trust	2,120,648
316,200		Vornado Realty Trust	37,735,308
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	757,858,120

HOTELS AND OTHER LODGING PLACES - 2.67%
184,600		Hilton Hotels Corp	6,638,216
64,000		Orient-Express Hotels Ltd (Class A)	3,828,480

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
169,300		Starwood Hotels & Resorts Worldwide, Inc	$10,979,105
		TOTAL HOTELS AND OTHER LODGING PLACES	21,445,801

REAL ESTATE - 2.32%
310,000	g, m, v	Asset Capital Corp, Inc	2,424,200
403,600	*	Brookfield Properties Corp	16,265,080
		TOTAL REAL ESTATE	18,689,280

		TOTAL COMMON STOCKS
		(Cost $671,829,841)	797,993,201

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.79%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 0.22%
$ 1,770,000		Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	1,769,277

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.57%
20,654,349		State Street Navigator Securities Lending Prime Portfolio	20,654,349

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $22,424,103)	22,423,626

		TOTAL PORTFOLIO - 102.11%
		(Cost $694,253,944)	820,416,827

		OTHER ASSETS & LIABILITIES, NET - (2.11)%	(16,973,337)

		NET ASSETS - 100.00%	$803,443,490

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At March 31, 2007, the value of these securities amounted to $4,975,000 or 0.62% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.13%
1,177,157	TIAA-CREF Institutional Bond Fund II - Institutional Class	$11,901,051
15,966	TIAA-CREF Institutional High-Yield Fund II - Institutional Class	162,860
267,514	TIAA-CREF Institutional International Equity Fund - Institutional Class	3,656,924
642,363	TIAA-CREF Institutional Large-Cap Growth Fund - Institutional Class	6,642,037
401,111	TIAA-CREF Institutional Large-Cap Value Fund - Institutional Class	6,574,217
16,340	TIAA-CREF Institutional Short-Term Bond Fund II - Institutional Class	164,217
78,634	TIAA-CREF Institutional Small-Cap Equity Fund - Institutional Class	1,252,640
	TOTAL TIAA-CREF MUTUAL FUNDS
	(Cost $29,272,495)	30,353,946

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 0.43%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.43%
$ 130,000	Federal Home Loan Bank (FHLB) 4.900%, 04/02/07	129,947
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,982)	129,947

	TOTAL PORTFOLIO - 100.56%
	(Cost $29,402,477)	30,483,893
	OTHER ASSETS & LIABILITIES, NET - (0.56)%	(169,466)

	NET ASSETS - 100.00%	$30,314,427

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 98.28%
CORPORATE BONDS - 36.68%

ASSET BACKED - 13.56%
$ 5,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640%	09/06/13	Aaa	$5,077,945
200,060	i	AQ Finance NIM Trust Series 2004-RN2	5.520	04/25/09	Aaa	199,985
124,444	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/25/09	Aaa	124,444
56,010		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	55,966
4,000,000		Capital One Auto Finance Trust Series 2007-A (Class
		A3A)	5.250	08/15/11	Aaa	4,013,792
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	401,992
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	884,968
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	984,848
1,120,767		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,103,898
1,010,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,001,552
1,355,094	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	1,365,747
4,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class
		A3)	5.706	07/25/36	Aaa	4,015,004
6,000,000	d	Citicorp Mortgage Securities, Inc Series 2006-2 (Class
		A3)	5.563	09/25/36	Aaa	6,005,250
234,042	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.540	02/15/29	Aaa	234,171
262,213		Detroit Edison Securitization Funding LLC Series 2001-
		1 (Class A3)	5.875	03/01/10	Aaa	263,230
7,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class
		AF3)	5.781	01/25/35	Aaa	7,049,505
494,156	i	GMAC Mortgage Corporation Loan Trust 2005-HE2
		A3	4.622	11/25/35	Aaa	489,384
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Aaa	1,437,652
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	Aaa	1,356,244
1,516,156	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	1,500,085
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	P-1	2,990,757
2,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	A1	1,997,404
9,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	8,983,845
3,634,562		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	3,629,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090%	07/18/13	Aaa	$15,056,025
2,020,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	2,033,625
6,760,000		Household Credit Card Master Note Trust I Series 2006-
		1 (Class A)	5.100	06/15/12	Aaa	6,782,348
15,000,000		Hyundai Auto Receivables Trust Series 2006-A (Class
		A3)	5.130	06/15/10	A3	14,990,175
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	2,007,182
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class
		A3)	5.190	02/15/11	Aaa	3,009,525
2,227,516		JPMorgan Auto Receivables Trust Series 2007-A (Class
		A1)	5.344	02/15/08	P1	2,227,339
108,922		Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	108,788
822,222	v	Long Beach Asset Holdings Corp Series 2006-6 (Class
		N1)	6.072	09/25/46	NR	616,667
2,536,077		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	2,575,446
3,380,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	3,354,572
2,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	2,000,182
675,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	668,284
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	A1	3,804,169
9,200,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Ba2	9,201,159
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,012,050
370,000		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	372,592
295,798		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	297,086
8,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	5.940	11/25/34	Aa1	8,018,848
453,845		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	453,011
1,350,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A2)	5.750	02/25/36	Aaa	1,352,034
1,600,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,602,054
200,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	200,719
2,020,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aaa	2,039,150
6,760,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Aaa	6,740,592
1,400,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Aaa	1,399,541
2,500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A3)	5.500	08/25/25	Aaa	2,496,613
2,020,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,021,915
1,298,898	v	Sierra Receivables Funding Co Series 2006-1A (Class
		A1)	5.840	05/20/18	Aaa	1,313,802

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 7,994,973	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096%	12/20/31	Aaa	$7,968,115
5,000,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	4,931,900
9,000,000	d	Volkswagen Auto Lease Trust Series 2006-A (Class A3)
			5.500	09/21/09	Aa3	9,043,326
10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A (Class A4)
			5.540	04/20/11	P-1	10,086,560
8,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Ba2	8,020,352
1,134,259	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	NR	1,133,616
		TOTAL ASSET BACKED				198,106,540

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
1,720,000		Home Depot, Inc	5.400	03/01/16	Aa3	1,680,211
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,466,419
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,146,630

CHEMICALS AND ALLIED PRODUCTS - 0.34%
1,620,000		Abbott Laboratories	5.600	05/15/11	A1	1,651,823
740,000		Ecolab, Inc	6.875	02/01/11	A2	780,145
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	A2	276,727
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,039,933
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	246,777
1,010,000		Lubrizol Corp	5.500	10/01/14	Baa3	989,129
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,984,534

COMMUNICATIONS - 1.97%
1,168,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	1,248,300
670,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	657,364
16,000		AT&T Corp	6.000	03/15/09	WR	16,222
1,350,000	e	AT&T, Inc	5.100	09/15/14	A2	1,319,372
940,000	e	AT&T, Inc	6.150	09/15/34	A2	927,496
180,000		BellSouth Corp	6.875	10/15/31	A2	190,466
5,000,000		Comcast Corp	5.875	02/15/18	Baa2	5,023,830
1,180,000	e	Comcast Corp	5.650	06/15/35	Baa2	1,071,862
270,000	e	Comcast Corp	6.500	11/15/35	Baa2	273,438
950,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,176,667
600,000	e	Embarq Corp	7.995	06/01/36	Baa3	619,517
330,000		France Telecom S.A.	7.750	03/01/11	A3	359,157
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	1,455,299
370,000	e	New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	478,909
2,530,000	e	Sprint Capital Corp	8.375	03/15/12	Baa3	2,822,636
2,000,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	1,966,123
485,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	471,137
900,000		Verizon Communications Inc	5.500	04/01/17	A3	893,178
430,000	e	Verizon Global Funding Corp	5.850	09/15/35	A3	406,604
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	632,897
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,133,424
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	470,412
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,813,607
670,000		Viacom, Inc	6.875	04/30/36	Baa3	674,440
1,000,000		Vodafone Group PLC	5.625	02/27/17	A3	990,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,750,000	e	Vodafone Group PLC	6.150%	02/27/37	A3	$1,687,015
		TOTAL COMMUNICATIONS				28,779,655

DEPOSITORY INSTITUTIONS - 2.99%
1,350,000		Bank of America Corp	5.375	08/15/11	Aa1	1,364,076
500,000		Bank of America Corp	6.250	04/15/12	Aa1	524,029
1,400,000		Bank of America NA	5.300	03/15/17	Aa1	1,382,472
1,350,000		Bank of America NA	6.000	10/15/36	Aa1	1,353,372
1,350,000		Bank One Corp	2.625	06/30/08	Aa2	1,309,563
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,214,441
840,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	820,580
500,000	e	Capital One Bank	5.125	02/15/14	A2	487,565
750,000		Citigroup, Inc	5.100	09/29/11	Aa1	748,978
1,100,000	e	Citigroup, Inc	5.250	02/27/12	Aa1	1,104,458
2,570,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	2,541,431
1,720,000		Citigroup, Inc	5.850	12/11/34	Aa1	1,710,095
650,000		FIA Card Services NA	4.625	08/03/09	Aaa	643,633
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	264,451
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	263,486
370,000	e	JPMorgan Chase & Co	7.875	06/15/10	Aa3	399,240
250,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	243,119
560,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	557,440
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,660,082
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	496,458
740,000		Mellon Funding Corp	4.875	06/15/07	Aa3	739,310
370,000		Mellon Funding Corp	6.400	05/14/11	A1	386,606
370,000		National Westminster Bank plc	7.375	10/01/09	Aa2	390,133
670,000		Popular North America, Inc	3.875	10/01/08	A2	653,952
840,000		Popular North America, Inc	5.650	04/15/09	A2	843,475
330,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	318,088
810,000		Regions Financial Corp	6.375	05/15/12	A2	849,506
500,000	g,h,i	Societe Generale	5.922	12/30/49	A1	499,700
1,010,000		Union Bank of California NA	5.950	05/11/16	A2	1,032,413
940,000		US Bank NA	5.700	12/15/08	Aa2	948,081
550,000		Wachovia Bank NA	4.850	07/30/07	Aa1	548,996
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa3	966,942
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,949,784
1,350,000	e	Wachovia Corp	5.300	10/15/11	Aa3	1,358,386
940,000	e	Wachovia Corp	5.250	08/01/14	A1	927,334
1,350,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	1,355,966
2,530,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	2,548,187
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,288,922
4,550,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,361,195
670,000	e	Wells Fargo Bank NA	5.950	08/26/36	Aa1	675,384
		TOTAL DEPOSITORY INSTITUTIONS				43,731,329

ELECTRIC, GAS, AND SANITARY SERVICES - 1.66%
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	748,245
330,000	e	Carolina Power & Light Co	5.700	04/01/35	A3	317,040
1,000,000		Centerpoint Energy Inc	5.950	02/01/17	Ba1	1,004,036
270,000	e	CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	300,008
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	993,068
1,000,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	981,550
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	977,371

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 330,000	e	Consolidated Natural Gas Co	5.000%	12/01/14	Baa1	$320,484
500,000		Consumers Energy Co	4.400	08/15/09	Baa2	489,901
1,915,000		FirstEnergy Corp	6.450	11/15/11	Baa3	2,005,352
1,010,000		Florida Power & Light Co	4.850	02/01/13	Aa3	990,140
670,000		Florida Power Corp	4.500	06/01/10	A2	656,726
750,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	754,020
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	267,364
560,000	e	National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	569,011
2,020,000	e	Nisource Finance Corp	5.400	07/15/14	Baa3	1,964,829
1,350,000		Northern States Power Co	6.250	06/01/36	A2	1,444,454
670,000	e	Northern States Power-Minnesota	5.250	07/15/35	A2	617,992
330,000		Ohio Power Co	5.300	11/01/10	A3	331,968
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	685,561
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,950,262
1,000,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	968,069
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	270,711
330,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	333,218
250,000	e	Southern California Edison Co	6.000	01/15/34	A2	255,642
770,000		Southern California Edison Co	5.350	07/15/35	A2	720,857
740,000		Texas Eastern Transmission LP	5.250	07/15/07	A3	738,833
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,172,924
220,000		TXU Electric Delivery Co	7.250	01/15/33	Baa2	246,090
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,240,532
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				24,316,258

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.23%
2,130,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,141,460
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	847,929
370,000		Cooper Industries, Inc	5.250	07/01/07	A3	369,410
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,358,799

FOOD AND KINDRED PRODUCTS - 0.36%
270,000		Bottling Group LLC	4.625	11/15/12	Aa3	263,344
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	566,418
670,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	777,260
740,000		Coors Brewing Co	6.375	05/15/12	Baa2	770,707
1,500,000		Diageo Capital plc	5.125	01/30/12	A3	1,490,637
370,000		Kellogg Co	6.600	04/01/11	A3	388,570
330,000	e	Kraft Foods, Inc	6.500	11/01/31	A3	334,789
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	636,543
		TOTAL FOOD AND KINDRED PRODUCTS				5,228,268

FOOD STORES - 0.13%
740,000		Kroger Co	6.800	04/01/11	Baa2	775,900
670,000		Safeway, Inc	4.125	11/01/08	Baa2	658,054
370,000	e	Safeway, Inc	7.250	02/01/31	Baa2	392,560
		TOTAL FOOD STORES				1,826,514

FURNITURE AND FIXTURES - 0.04%
560,000	e	Masco Corp	4.625	08/15/07	Baa1	557,902
		TOTAL FURNITURE AND FIXTURES				557,902

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
GENERAL BUILDING CONTRACTORS - 0.08%
$ 1,350,000		Centex Corp	5.250%	06/15/15	Baa2	$1,228,280
		TOTAL GENERAL BUILDING CONTRACTORS				1,228,280

GENERAL MERCHANDISE STORES - 0.40%
670,000		May Department Stores Co	3.950	07/15/07	Baa2	666,588
2,020,000		Target Corp	5.875	07/15/16	A1	2,082,590
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	967,601
1,350,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,317,525
770,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	746,923
		TOTAL GENERAL MERCHANDISE STORES				5,781,227

HEALTH SERVICES - 0.05%
670,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	659,574
		TOTAL HEALTH SERVICES				659,574

HOLDING AND OTHER INVESTMENT OFFICES - 0.43%
670,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	679,607
1,100,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,095,445
500,000		Colonial Properties Trust	6.250	06/15/14	Baa3	515,291
1,350,000		iStar Financial, Inc	5.150	03/01/12	Baa2	1,319,371
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	497,289
1,500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	1,476,151
670,000		Simon Property Group LP	5.600	09/01/11	A3	680,046
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,263,200

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.39%
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,722,258
935,000		Dover Corp	6.500	02/15/11	A2	977,589
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,008,108
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	1,001,136
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				5,709,091

INSTRUMENTS AND RELATED PRODUCTS - 0 09%
270,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	253,159
600,000		Medtronic, Inc	4.750	09/15/15	A1	570,104
500,000		Thermo Electron Corp	5.000	06/01/15	Baa2	472,544
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,295,807

INSURANCE CARRIERS - 1.04%
1,350,000		Aetna, Inc	6.625	06/15/36	A3	1,439,836
330,000	e	Allstate Corp	5.000	08/15/14	A1	322,151
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,323,146
2,200,000	i	Chubb Corp	6.375	03/29/67	A3	2,199,494
670,000	e,i	ING Groep NV	5.775	12/30/49	A1	664,563
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	649,032
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	493,609
770,000	e	Metlife, Inc	5.000	06/15/15	A2	750,023
500,000		Metlife, Inc	5.700	06/15/35	A2	480,870
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	987,044
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,695,515
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,710,403
670,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	672,014
1,110,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,103,336

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 655,000		WellPoint, Inc	5.850%	01/15/36	Baa1	$630,128
		TOTAL INSURANCE CARRIERS				15,121,164

METAL MINING - 0.10%
330,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	316,401
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	642,931
500,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	508,905
		TOTAL METAL MINING				1,468,237

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	783,090
560,000		Harsco Corp	5.125	09/15/13	A3	550,561
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,333,651

MISCELLANEOUS RETAIL - 0.02%
330,000	e	CVS Corp	6.125	08/15/16	Baa2	340,913
		TOTAL MISCELLANEOUS RETAIL				340,913

MOTION PICTURES - 0.45%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,327,145
330,000		News America, Inc	7.625	11/30/28	Baa2	369,818
2,500,000	g	News America, Inc	6.150	03/01/37	Baa2	2,406,831
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	969,160
1,480,000		Walt Disney Co	5.700	07/15/11	A3	1,514,595
		TOTAL MOTION PICTURES				6,587,549

NONDEPOSITORY INSTITUTIONS - 2.63%
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,352,507
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	1,972,440
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,492,426
1,010,000		Capital One Financial Corp	5.500	06/01/15	A3	995,301
980,000	e	Capital One Financial Corp	6.150	09/01/16	Baa1	994,321
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	842,539
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	865,607
950,000		CIT Group Inc	5.400	02/13/12	A2	950,165
1,800,000		CIT Group Inc	5.650	02/13/17	A2	1,773,919
4,000,000	i,v	Countrywide Financial Corp	5.813	05/25/37	Aaa	3,999,798
410,000		FIA Card Services NA	5.375	01/15/08	Aaa	409,980
6,930,000		General Electric Capital Corp	6.000	06/15/12	Aaa	7,206,815
1,350,000	e	General Electric Capital Corp	5.650	06/09/14	Aaa	1,378,291
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	314,824
1,520,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	1,518,623
670,000		HSBC Finance Corp	5.700	06/01/11	Aa3	679,991
1,690,000		HSBC Finance Corp	5.250	04/15/15	Aa3	1,660,197
3,750,000		HSBC Finance Corp	5.500	01/19/16	Aa3	3,730,502
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,533,256
1,010,000		John Deere Capital Corp	7.000	03/15/12	A2	1,089,212
1,077,000		MBNA Corp	6.125	03/01/13	Aa1	1,117,459
430,000		Residential Capital Corp	6.125	11/21/08	Baa3	429,719
1,420,000	e	Residential Capital Corp	6.500	04/17/13	Baa3	1,405,025
330,000		SLM Corp	5.400	10/25/11	A2	330,193
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	446,710
		TOTAL NONDEPOSITORY INSTITUTIONS				38,489,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OIL AND GAS EXTRACTION - 0.92%
$ 1,900,000		Apache Corp	6.000%	01/15/37	A3	$1,899,413
1,110,000	e	Baker Hughes, Inc	6.875	01/15/29	A2	1,239,916
600,000		BJ Services Co	5.750	06/01/11	Baa1	607,374
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	975,955
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,293,314
800,000		Canadian Natural Resources Ltd	6.250	03/15/38	Baa2	787,961
500,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	530,565
270,000		Equitable Resources, Inc	5.150	11/15/12	A2	264,974
330,000		Nexen, Inc	5.050	11/20/13	Baa2	321,381
740,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	736,013
330,000		PC Financial Partnership	5.000	11/15/14	Baa2	317,944
770,000	e	Petro-Canada	5.950	05/15/35	Baa2	736,418
1,350,000	e	Weatherford International Ltd	6.500	08/01/36	Baa1	1,356,612
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,319,038
		TOTAL OIL AND GAS EXTRACTION				13,386,878

OTHER MORTGAGE BACKED SECURITIES - 4.80%
2,230,000		Banc of America Commercial Mortgage, Inc Series 2002-
		2 (Class A3)	5.118	07/11/43	N.A.	2,225,420
2,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-
		1 (Class B)	5.005	11/10/42	NR	1,979,950
650,000	i	Banc of America Commercial Mortgage, Inc Series 2005-
		6 (Class AJ)	5.182	09/10/47	Aaa	643,651
670,000	i	Banc of America Commercial Mortgage, Inc Series 2006-
		2 (Class A4)	5.741	05/10/45	B1	691,404
2,000,000		Banc of America Commercial Mortgage, Inc Series 2006-
		4 (Class A4)	5.634	07/10/46	Aaa	2,036,706
670,000		Banc of America Commercial Mortgage, Inc Series 2006-
		5 (Class A4)	5.414	09/10/47	Aaa	672,283
2,311,582		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	2,319,511
454,398		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	455,804
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	2,016,852
2,075,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.458	03/11/39	NR	2,102,685
1,500,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW12 (Class A4)	5.711	09/11/38	Aaa	1,546,064
2,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	Baa1	1,971,940
1,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.467	04/12/38	Aaa	1,017,522
1,465,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,483,872
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	2,052,007
4,096,281		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	4,057,883
1,721,964		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,716,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,480,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		C1 (Class A4)	5.555%	02/15/39	Baa1	$1,501,234
1,400,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		C2 (Class A3)	5.659	03/15/39	Aaa	1,434,206
1,620,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C4 (Class A3)	5.467	09/15/39	Aaa	1,629,108
2,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C5 (Class A3)	5.311	12/15/39	Aaa	1,987,090
3,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	3,000,648
1,120,000		Ge Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	1,115,130
1,350,000	i	Greenwich Capital Commercial Funding Corp Series
		2004-GG1 (Class A7)	5.317	06/10/36	Aaa	1,354,394
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class
		A4)	5.560	11/10/39	Aaa	1,368,752
1,490,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,491,541
6,760,000	i	LB-UBS Commercial Mortgage Trust Series 2004-C7
		(Class A6)	4.786	10/15/29	Aaa	6,562,777
870,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	857,097
1,350,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	NR	1,319,001
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4
		(Class A4)	5.899	06/15/38	Aaa	1,042,895
870,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class
		A4)	5.291	01/12/44	Aaa	866,263
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.660	05/12/39	NR	718,815
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.432	02/12/39	NR	1,414,316
2,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.476	03/12/44	Aaa	2,022,682
670,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	686,302
300,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.780	10/15/42	NR	306,953
1,350,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-
		C20 (Class A7)	5.118	07/15/42	Aaa	1,330,983
540,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-
		C24 (Class A3)	5.558	03/15/45	Aaa	546,997
6,236,436		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	6,063,157
2,526,444		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,505,907
		TOTAL OTHER MORTGAGE BACKED SECURITIES				70,116,421

PAPER AND ALLIED PRODUCTS - 0.12%
670,000		Bemis Co	4.875	04/01/12	Baa1	653,786
1,120,000		Kimberly-Clark Corp	7.100	08/01/07	Aa3	1,126,059
		TOTAL PAPER AND ALLIED PRODUCTS				1,779,845

PETROLEUM AND COAL PRODUCTS - 0.07%
670,000		Conoco Funding Co	6.350	10/15/11	A1	702,866
370,000	e	ConocoPhillips	5.900	10/15/32	A1	374,804
		TOTAL PETROLEUM AND COAL PRODUCTS				1,077,670

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.25%
$ 670,000		Enbridge Energy Partners LP	4.000%	01/15/09	Baa2	$656,629
270,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	268,032
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	327,272
500,000	e	Enterprise Products Operating LP	5.600	10/15/14	Baa3	498,643
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	366,351
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	661,293
600,000	e	TransCanada Corp	5.850	03/15/36	A2	587,552
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	343,075
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,708,847

PRIMARY METAL INDUSTRIES - 0.09%
1,393,000	g	Alcoa Inc	5.720	02/23/19	A2	1,378,216
		TOTAL PRIMARY METAL INDUSTRIES				1,378,216

RAILROAD TRANSPORTATION - 0.27%
670,000	e	Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	704,558
370,000		Canadian National Railway Co	4.400	03/15/13	A3	352,370
710,000		Canadian National Railway Co	6.200	06/01/36	A3	742,289
500,000	e	CSX Corp	6.000	10/01/36	Baa2	479,257
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,158,921
187,000	e	Norfolk Southern Corp	7.250	02/15/31	Baa1	206,990
330,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	345,312
		TOTAL RAILROAD TRANSPORTATION				3,989,697

REAL ESTATE - 0.05%
750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	754,280
		TOTAL REAL ESTATE				754,280

SECURITY AND COMMODITY BROKERS - 1.74%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,510,551
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	1,468,754
430,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	427,273
1,500,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	1,500,266
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	645,456
430,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	428,800
800,000	e	Goldman Sachs Group, Inc	5.625	01/15/17	A1	794,025
1,380,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	1,340,304
1,700,000	e	Lehman Brothers Holdings Inc	5.250	02/06/12	A1	1,696,590
825,000		Lehman Brothers Holdings Inc	5.750	01/03/17	A2	826,488
670,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	653,889
1,380,000	e	Merrill Lynch & Co, Inc	6.220	09/15/26	A1	1,381,233
1,450,000	e	Merrill Lynch & Co, Inc	6.110	01/29/37	A1	1,408,877
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,324,422
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,196,534
2,500,000	e	Morgan Stanley	5.450	01/09/17	Aa3	2,458,151
840,000		Morgan Stanley	6.250	08/09/26	Aa3	862,639
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,474,951
		TOTAL SECURITY AND COMMODITY BROKERS				25,399,203

TRANSPORTATION BY AIR - 0.07%
1,010,000		FedEx Corp	5.500	08/15/09	Baa2	1,014,569
		TOTAL TRANSPORTATION BY AIR				1,014,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
TRANSPORTATION EQUIPMENT - 0.61%
$ 2,020,000	g	BAE Systems Holdings, Inc	6.400%	12/15/11	Baa2	$2,113,692
670,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	682,747
1,350,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	1,371,325
270,000	e	DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	283,967
330,000		General Dynamics Corp	3.000	05/15/08	A2	322,412
1,600,000		Honeywell International Inc	5.700	03/15/37	A2	1,554,844
370,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	383,789
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	330,640
740,000		United Technologies Corp	6.350	03/01/11	A2	774,182
1,010,000		United Technologies Corp	6.050	06/01/36	A2	1,032,052
		TOTAL TRANSPORTATION EQUIPMENT				8,849,650

WHOLESALE TRADE-DURABLE GOODS - 0.12%
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	1,017,710
650,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	671,190
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,688,900

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	199,259
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	1,923,819
2,300,000		Procter & Gamble Co	5.550	03/05/37	Aa3	2,249,920
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,372,998

		TOTAL CORPORATE BONDS
		(Cost $536,312,505)				535,832,116

GOVERNMENT BONDS - 61.60%

AGENCY SECURITIES - 8.29%
2,589,352		Cal Dive International, Inc	4.930	02/01/27	NR	2,505,535
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,656,641
1,690,000		FFCB	4.125	04/15/09	Aaa	1,666,911
15,910,000	d	Federal Home Loan Mortgage Corp (FHLMC)	4.625	06/01/07	Aaa	15,891,990
1,280,000		FHLMC	4.000	08/17/07	Aaa	1,274,039
8,790,000		FHLMC	4.375	11/16/07	Aaa	8,745,364
1,010,000		FHLMC	3.750	02/27/09	Aaa	989,403
13,688,000		FHLMC	5.875	03/21/11	Aa2	14,158,281
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,737,934
1,860,000		Federal National Mortgage Association (FNMA)	3.375	05/15/07	Aaa	1,855,733
2,700,000		FNMA	3.750	08/15/07	Aaa	2,685,169
3,380,000		FNMA	5.250	06/15/08	Aaa	3,388,923
14,260,000		FNMA	5.000	09/15/08	Aaa	14,270,637
6,760,000		FNMA	3.660	02/25/09	Aaa	6,603,096
8,200,000		FNMA	7.125	06/15/10	Aaa	8,759,910
3,380,000		FNMA	4.125	01/30/12	Aaa	3,256,282
6,760,000		FNMA	5.250	08/01/12	Aa2	6,840,044
670,000		FNMA	6.210	08/06/38	Aaa	765,685
1,761,244		Overseas Private Investment Corp	3.420	01/15/15	Aaa	1,676,475
1,040,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	1,042,168
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	677,874

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000		Private Export Funding Corp	4.900%	12/15/11	Aaa	$5,008,460
4,050,000		Private Export Funding Corp	4.550	05/15/15	Aaa	3,941,428
2,700,000		Private Export Funding Corp	4.950	11/15/15	Aaa	2,675,307
2,000,000		Private Export Funding Corp	5.000	12/15/16	Aaa	1,996,982
1,096,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,066,952
		TOTAL AGENCY SECURITIES				121,137,223

FOREIGN GOVERNMENT BONDS - 2.40%
330,000		African Development Bank	3.250	08/01/08	Aaa	323,104
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	988,775
1,690,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,687,082
270,000	e	Chile Government International Bond	5.500	01/15/13	A2	273,924
1,110,000	e	China Development Bank	5.000	10/15/15	A2	1,087,769
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	566,712
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	845,160
600,000		European Investment Bank	4.875	02/15/36	Aaa	564,824
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,651,419
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,043,735
1,620,000	e	Israel Government International Bond	5.500	11/09/16	A2	1,622,985
1,350,000		Italy Government International Bond	5.250	09/20/16	NR	1,364,606
270,000		Korea Development Bank	5.750	09/10/13	A3	275,894
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	676,348
1,150,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	1,141,152
810,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	822,385
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,041,621
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	254,773
646,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	665,335
1,650,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	1,798,583
3,380,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,341,191
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,508,008
370,000		Province of Ontario	5.500	10/01/08	Aa1	372,900
1,010,000	e	Province of Ontario	4.750	01/19/16	Aa1	989,018
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,599,994
930,000	e	Province of Quebec Canada	7.500	09/15/29	Aa2	1,177,799
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,551,546
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,849,293
		TOTAL FOREIGN GOVERNMENT BONDS				35,085,935

MORTGAGE BACKED SECURITIES - 36.68%
3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.875	02/09/10		3,507,291
1,409,456		FHLMC	6.000	09/15/16		1,436,658
2,020,000		FHLMC	5.000	06/15/29		2,001,153
915,711		FHLMC	6.000	12/15/30		920,194
4,050,000		FHLMC	5.000	06/15/31		3,976,424
1,010,000		FHLMC	5.500	05/15/33		1,005,318
1,825,248		FHLMC	4.500	09/15/35		1,763,960
2,582,930	h,i	FHLMC	5.092	02/01/36		2,582,256
2,816,845	i	FHLMC	5.001	09/01/36		2,805,652
8,000,000	i	FHLMC	5.810	03/01/37		8,086,896
81,327		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		84,388
6,206		FGLMC	7.500	05/01/16		6,440
8,496		FGLMC	7.500	06/01/16		8,824
2,961,425		FGLMC	4.500	09/01/18		2,874,928

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,898,440		FGLMC	4.500%	01/01/19	$2,809,717
5,049,975		FGLMC	4.500	05/01/19	4,895,391
3,707,167		FGLMC	5.000	05/01/20	3,657,570
592,312		FGLMC	4.500	07/01/20	573,526
90,610		FGLMC	7.000	10/01/20	94,674
9,442,087		FGLMC	4.500	06/01/21	9,142,603
15,439,122		FGLMC	4.500	06/01/21	14,949,424
5,578,281		FGLMC	5.500	08/01/21	5,590,069
10,601		FGLMC	6.500	10/01/28	10,935
141,455	d	FGLMC	6.500	01/01/29	145,910
22,646		FGLMC	6.500	03/01/29	23,360
64,262		FGLMC	6.500	07/01/29	66,247
25,994		FGLMC	8.000	01/01/31	27,362
156,181	d	FGLMC	6.500	09/01/31	160,805
164,207		FGLMC	8.000	09/01/31	172,774
25,689		FGLMC	7.000	10/01/31	26,687
971,018		FGLMC	7.000	12/01/31	1,010,547
3,798,525		FGLMC	6.000	03/01/33	3,848,818
1,125,225		FGLMC	6.000	03/01/33	1,140,124
633,588		FGLMC	6.000	03/01/33	641,575
4,138,225		FGLMC	5.000	09/01/33	4,009,866
2,114,063		FGLMC	5.500	09/01/33	2,096,832
1,587,783		FGLMC	5.500	09/01/33	1,574,841
1,909,227		FGLMC	5.500	09/01/33	1,893,666
2,385,259		FGLMC	5.500	10/01/33	2,365,817
7,790,062		FGLMC	5.500	12/01/33	7,726,955
6,574,059		FGLMC	5.000	01/01/34	6,370,146
1,092,745		FGLMC	5.500	12/01/34	1,083,097
5,261,364		FGLMC	4.500	04/01/35	4,952,654
2,507,115		FGLMC	6.000	05/01/35	2,528,895
1,819,407		FGLMC	6.000	07/01/35	1,835,213
908,349		FGLMC	6.000	08/01/35	916,240
1,185,635		FGLMC	5.000	10/01/35	1,147,013
3,280,390		FGLMC	5.000	11/01/35	3,173,532
1,199,642		FGLMC	6.000	01/01/36	1,209,308
1,196,094		FGLMC	7.000	01/01/36	1,238,777
3,761,624		FGLMC	5.500	04/01/36	3,722,301
959,219		FGLMC	6.500	05/01/36	978,223
2,831,116	h	FGLMC	6.500	10/01/36	2,887,204
945,998		FGLMC	6.500	12/01/36	960,285
5,993,018		FGLMC	5.500	01/01/37	5,930,367
13,000,000	h	FGLMC	6.000	05/15/37	13,097,500
4,000,000		Federal National Mortgage Association (FNMA)	5.000	10/15/11	4,026,489
116,472		FNMA	5.000	06/01/13	116,211
1,913,753		FNMA	4.440	07/01/13	1,854,440
57,548		FNMA	6.000	09/01/13	58,626
2,311,628		FNMA	4.732	10/01/13	2,270,024
45,250		FNMA	6.500	12/01/13	46,373
2,219,836		FNMA	4.778	02/01/14	2,191,063
34,553		FNMA	6.000	06/01/14	35,191
3,854		FNMA	6.500	07/01/14	3,952
4,574,214		FNMA	4.640	11/01/14	4,454,169
8,430,544		FNMA	4.804	03/01/16	8,326,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,777,330		FNMA	6.000%	06/25/16	$2,796,184
112,289		FNMA	6.500	10/01/16	115,101
518,005	d	FNMA	6.500	11/01/16	530,974
9,000,000		FNMA	5.000	02/13/17	8,987,818
382,844	d	FNMA	6.500	04/01/17	392,200
423,139		FNMA	5.500	04/01/18	425,068
168,062		FNMA	5.500	05/01/18	168,829
1,807,359		FNMA	4.500	10/01/18	1,754,531
4,059,652	d	FNMA	5.000	11/01/18	4,014,273
257,688		FNMA	6.000	01/01/19	262,734
431,609		FNMA	4.500	05/01/19	418,415
7,000,000	h	FNMA	5.000	05/25/22	6,903,750
866,904		FNMA	5.000	11/01/23	846,362
747,869		FNMA	5.500	02/01/24	745,777
431,494		FNMA	5.500	07/01/24	430,033
5,581		FNMA	8.000	07/01/24	5,909
5,558,115		FNMA	5.000	03/01/25	5,418,573
12,120,205		FNMA	5.000	10/01/25	11,815,916
3,238		FNMA	7.500	01/01/29	3,398
12,220		FNMA	6.500	04/01/29	12,601
17,744		FNMA	7.500	07/01/29	18,600
3,791		FNMA	7.500	07/01/29	3,974
3,845		FNMA	7.500	02/01/31	4,025
23,716		FNMA	7.500	03/01/31	24,822
9,859		FNMA	7.500	05/01/31	10,319
22,679		FNMA	6.500	09/01/31	23,361
16,312		FNMA	6.500	10/01/31	16,802
134,795		FNMA	6.500	11/01/31	138,843
278,530		FNMA	6.000	01/01/32	282,306
493,241		FNMA	5.000	02/01/33	477,804
2,783,497		FNMA	5.000	02/01/33	2,697,301
2,577,458		FNMA	4.500	03/25/33	2,503,738
1,435,894		FNMA	4.500	08/01/33	1,353,133
1,165,848		FNMA	5.000	08/01/33	1,129,359
1,010,000		FNMA	5.500	08/25/33	1,008,758
1,259,879		FNMA	5.500	09/01/33	1,249,556
947,640		FNMA	5.500	09/01/33	939,875
2,500,653		FNMA	4.500	10/01/33	2,356,521
1,330,835		FNMA	5.000	10/01/33	1,289,182
1,285,709		FNMA	5.000	10/01/33	1,245,469
3,009,982		FNMA	5.500	10/01/33	2,985,319
4,932,189		FNMA	5.500	10/01/33	4,891,775
5,400,973		FNMA	5.000	11/01/33	5,231,928
3,571,246		FNMA	5.500	12/01/33	3,541,983
5,465,076		FNMA	6.000	02/01/34	5,530,335
655,874		FNMA	5.000	03/01/34	635,346
484,464		FNMA	5.000	03/01/34	469,301
431,015		FNMA	5.000	03/01/34	417,525
1,317,550		FNMA	5.000	03/01/34	1,276,313
9,224,710		FNMA	5.000	03/01/34	8,935,987
3,723,272		FNMA	5.000	04/01/34	3,603,722
15,373,185		FNMA	5.000	08/01/34	14,879,568
2,128,592		FNMA	5.500	09/01/34	2,109,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 8,411,592		FNMA	5.500%	09/01/34	$8,337,789
400,000		FNMA	5.500	10/25/34	395,731
1,162,021		FNMA	6.000	11/01/34	1,173,733
1,056,113		FNMA	5.500	01/01/35	1,046,847
48,611,309		FNMA	5.500	02/01/35	48,212,988
10,963,189		FNMA	5.000	02/25/35	10,850,696
7,780,989		FNMA	5.500	04/01/35	7,712,719
3,975,748		FNMA	5.500	04/01/35	3,938,222
1,204,723		FNMA	5.500	05/01/35	1,193,352
2,671,404		FNMA	6.000	05/01/35	2,693,073
154,598		FNMA	7.500	06/01/35	160,282
10,037,111		FNMA	5.500	09/01/35	9,954,868
2,938,122		FNMA	5.000	10/01/35	2,841,538
3,284,633		FNMA	5.500	10/01/35	3,253,630
1,016,793		FNMA	5.000	11/01/35	978,155
5,999,830		FNMA	5.500	11/01/35	5,943,198
675,323		FNMA	5.500	12/01/35	668,949
3,083,708		FNMA	6.000	12/01/35	3,108,720
921,322		FNMA	5.000	02/01/36	882,859
546,571		FNMA	5.000	02/01/36	523,753
5,149,279	i	FNMA	5.750	02/01/36	5,252,650
3,492,180		FNMA	6.500	02/01/36	3,564,629
6,421,662		FNMA	6.000	03/01/36	6,469,395
5,431,736		FNMA	6.000	03/01/36	5,445,995
2,735,580		FNMA	5.500	04/01/36	2,709,759
2,186,784		FNMA	6.500	04/01/36	2,230,796
2,987,733		FNMA	6.500	04/01/36	3,047,864
5,568,384		FNMA	5.000	05/01/36	5,335,916
1,931,235		FNMA	5.500	05/01/36	1,902,827
637,112		FNMA	6.000	06/01/36	641,848
6,463,100	d	FNMA	6.000	06/01/36	6,511,141
3,717,859	i	FNMA	5.969	07/01/36	3,769,473
4,923,590		FNMA	6.000	10/01/36	4,960,188
1,999,147		FNMA	5.500	12/01/36	1,969,740
2,999,591		FNMA	6.500	12/01/36	3,045,830
999,229		FNMA	7.000	02/01/37	1,030,684
3,291,518	h	FNMA	7.000	04/01/37	3,395,132
29,000,000	h	FNMA	6.000	05/25/37	29,199,375
15,000,000	h	FNMA	6.500	05/25/37	15,295,320
659		Government National Mortgage Association (GNMA)	7.000	01/15/28	689
2,172		GNMA	7.000	02/15/28	2,273
16,665		GNMA	6.500	05/15/28	17,163
2,206		GNMA	7.000	06/15/28	2,308
4,181		GNMA	7.000	06/15/28	4,374
82,023		GNMA	6.500	09/15/28	84,470
19,839		GNMA	6.500	09/15/28	20,431
44,102		GNMA	6.500	11/15/28	45,418
10,456		GNMA	7.500	11/15/28	10,924
22,860		GNMA	7.500	07/15/29	23,876
5,735		GNMA	8.500	07/15/30	6,164
2,493		GNMA	8.500	07/15/30	2,679
50,758		GNMA	8.500	10/15/30	54,542
47,689		GNMA	8.500	10/20/30	51,054

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 6,811		GNMA	8.500%	12/15/30		$7,320
10,971		GNMA	7.000	06/20/31		11,435
22,432		GNMA	6.500	07/15/31		23,080
45,514		GNMA	7.000	07/15/31		47,594
40,459		GNMA	7.000	07/15/31		42,308
93,316		GNMA	7.500	02/15/32		97,311
4,285		GNMA	6.500	03/15/33		4,403
2,613,507		GNMA	5.500	09/15/33		2,602,609
1,154,447		GNMA	5.500	02/20/35		1,147,008
8,171,819		GNMA	5.000	03/20/35		7,925,234
8,181,528		GNMA	5.500	05/20/35		8,128,806
3,300,277		GNMA	5.500	02/20/36		3,277,390
		TOTAL MORTGAGE BACKED SECURITIES				535,752,425

MUNICIPAL BONDS - 0.05%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	659,307
		TOTAL MUNICIPAL BONDS				659,307

U.S. TREASURY SECURITIES - 14.18%
38,536,000	d	United States Treasury Bond	8.000	11/15/21		50,954,999
17,650,000	d	United States Treasury Bond	5.250	02/15/29		18,444,426
194,000		United States Treasury Bond	5.375	02/15/31		207,081
415,000		United States Treasury Bond	4.500	02/15/36		391,818
6,520,000		United States Treasury Bond	4.750	02/15/37		6,425,264
1,980,000		United States Treasury Note	4.875	04/30/08		1,979,941
5,410,000		United States Treasury Note	5.125	06/30/08		5,429,800
2,700,000		United States Treasury Note	3.125	09/15/08		2,639,034
24,180,000		United States Treasury Note	4.875	10/31/08		24,233,196
1,040,000		United States Treasury Note	4.875	01/31/09		1,044,222
27,000,000		United States Treasury Note	4.625	12/31/11		27,092,069
9,950,000		United States Treasury Note	4.750	01/31/12		10,038,754
25,390,000		United States Treasury Note	4.625	02/29/12		25,489,528
4,615,000		United States Treasury Note	4.625	11/15/16		4,603,832
19,347,000		United States Treasury Note	4.625	02/15/17		19,316,819
24,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		8,798,400
		TOTAL U.S. TREASURY SECURITIES				207,089,183

		TOTAL GOVERNMENT BONDS
		(Cost $904,063,983)				899,724,073

		TOTAL BONDS
		(Cost $1,440,376,488)				1,435,556,189

SHARES		COMPANY
PREFERRED STOCKS - 0.04%
DEPOSITORY INSTITUTIONS - 0.04%
24,000	e	Bank of America Corp	6.204	12/30/49		630,000
		TOTAL DEPOSITORY INSTITUTIONS				630,000
		TOTAL PREFERRED STOCKS
		(Cost $600,000)				630,000

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.35%
COMMERCIAL PAPER - 0.86%
$ 5,000,000	d	Barclays U.S. Funding Corp	5.235	05/07/07		4,974,479

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 4,670,000		Ciesco LP	5.250%	04/05/07	$4,667,906
2,965,000	c	Sheffield Receivables Corp	5.270	04/12/07	2,960,579
					12,602,964
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.54%
37,081,602		State Street Navigator Securities Lending Prime Portfolio			37,081,603

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.95%
26,560,000		Federal Home Loan Banks (FHLB)	4.900	04/02/07	26,549,155
24,110,000		FHLB	5.160	04/11/07	24,079,091
21,655,000		Federal National Mortgage Association (FNMA)	5.180	04/16/07	21,611,798
					72,240,044
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $121,923,349)			121,924,611

		TOTAL PORTFOLIO - 106.67%
		(Cost $1,562,899,837)			1,558,110,800

		OTHER ASSETS & LIABILITIES, NET - (6.67)%			(97,403,817)

		NET ASSETS - 100.00%			$1,460,706,983

+	As provided by Moody's Investors Service (unaudited).
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $24,619,445 or 1.75% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflect the rate at March 31, 2007.
j	Zero coupon
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 97.68%
CORPORATE BONDS - 41.13%

ASSET BACKED - 15.87%
$ 200,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980%	06/25/34	Aaa	$200,996
411,535	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class
		MF2)	6.390	12/25/30	A3	407,950
500,000	i,v	Countrywide Financial Corp Series 2007-S2 (Class A3)	5.813	05/25/37	Aaa	499,975
1,000,000	i	Flagstar Home Equity Loan Trust	5.781	01/25/35	Aaa	1,007,072
650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Aaa	651,201
650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	Aaa	653,006
500,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	499,103
1,000,000		Honda Auto Receivable Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	Aaa	1,003,735
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	503,373
500,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	505,302
250,000		JP Morgan Auto Receivable Trust	5.190	02/15/11	Aaa	250,794
100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp	5.440	06/12/47	Aaa	100,359
45,384		Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	45,328
40,704	v	Long Beach Asset Holdings Corp Series 2006-6 (Class
		N1)	6.072	09/25/46	NR	30,528
351,257		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	356,710
197,758		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	197,586
246,547	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	247,549
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	500,744
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Aaa	1,005,841
250,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Aaa	249,918
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,157
321,509	v	Sierra Receivables Funding Co Series 2006-1A (Class
		A1)	5.840	05/20/18	Aaa	325,199
1,998,743	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	1,992,029
500,000	v	Wachovia Amortization Controlled Heloc NIM Series
		2006-N1 (Class N1)	5.683	08/12/47	A3	496,797
		TOTAL ASSET BACKED				12,229,252

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.23%
150,000		Home Depot, Inc	5.400	03/01/16	Aa3	146,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 25,000		Lowe's Cos, Inc	8.250%	06/01/10	A1	$27,156
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				173,686

CHEMICALS AND ALLIED PRODUCTS - 0.26%
100,000		Abbott Laboratories	5.600	05/15/11	A1	101,964
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	49,355
50,000	e	Lubrizol Corp	5.500	10/01/14	Baa3	48,967
		TOTAL CHEMICALS AND ALLIED PRODUCTS				200,286

COMMUNICATIONS - 2.77%
100,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	106,875
500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	528,260
25,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	24,529
50,000	e	AT&T, Inc	5.100	09/15/14	A2	48,866
25,000	e	AT&T, Inc	6.150	09/15/34	A2	24,667
75,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	85,886
25,000	e	Comcast Corp	5.650	06/15/35	Baa2	22,709
200,000		Comcast Corp	5.875	02/15/18	Baa2	200,953
50,000	e	Comcast Corp	6.500	11/15/35	Baa2	50,637
25,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	30,965
100,000	e	Embarq Corp	7.995	06/01/36	Baa3	103,253
25,000		France Telecom S.A.	7.750	03/01/11	A3	27,209
25,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	27,355
25,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	32,359
50,000	e	Rogers Cable, Inc	6.750	03/15/15	Baa3	52,375
50,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	54,750
175,000	e	Sprint Capital Corp	8.375	03/15/12	Baa3	195,242
25,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	24,285
25,000	e	Verizon Global Funding Corp	5.850	09/15/35	A3	23,640
200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	202,397
25,000	e	Verizon Virginia, Inc	4.625	03/15/13	Baa1	23,521
50,000		Viacom, Inc	6.875	04/30/36	Baa3	50,331
100,000		Vodafone Group PLC	5.625	02/27/17	A3	99,028
100,000		Vodafone Group PLC	6.150	02/27/37	A3	96,401
		TOTAL COMMUNICATIONS				2,136,493

DEPOSITORY INSTITUTIONS - 3.22%
50,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	48,844
25,000	e	Bank of America Corp	6.250	04/15/12	Aa1	26,201
100,000		Bank of America Corp	5.375	08/15/11	Aa1	101,043
50,000		Bank of America NA	6.000	10/15/36	Aa1	50,125
150,000		Bank of America NA	5.300	03/15/17	Aa1	148,122
50,000		Bank One Corp	5.250	01/30/13	Aa3	49,763
25,000	e	Capital One Bank	5.125	02/15/14	A2	24,378
50,000	e	JPMorgan Chase & Co	7.875	06/15/10	Aa3	53,951
25,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	24,312
100,000		Mellon Funding Corp	6.400	05/14/11	A1	104,488
25,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	24,098
50,000		Regions Financial Corp	6.375	05/15/12	A2	52,439
50,000		US Bank NA	5.700	12/15/08	Aa2	50,430
100,000		Union Bank of California NA	5.950	05/11/16	A2	102,219
75,000		Wachovia Bank NA	4.800	11/01/14	Aa3	71,803
100,000		Wachovia Bank NA	5.850	02/01/37	Aa3	97,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 75,000		Wachovia Corp	5.250%	08/01/14	A1	$73,989
75,000	e	Wachovia Corp	5.300	10/15/11	Aa3	75,466
100,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	100,442
1,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,007,188
200,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	191,701
		TOTAL DEPOSITORY INSTITUTIONS				2,478,491

ELECTRIC, GAS, AND SANITARY SERVICES - 2.41%
50,000		Atmos Energy Corp	4.000	10/15/09	Baa3	48,587
190,000	e	Carolina Power & Light Co	5.125	09/15/13	A3	187,440
25,000	e	Carolina Power & Light Co	5.700	04/01/35	A3	24,018
50,000	e	CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	55,557
50,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	49,653
50,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	50,202
250,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	245,388
25,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	24,279
75,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	78,065
25,000		Consumers Energy Co	4.400	08/15/09	Baa2	24,495
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	104,718
50,000		Florida Power & Light Co	4.850	02/01/13	Aa3	49,017
50,000		Florida Power Corp	4.500	06/01/10	A2	49,009
50,000	e	National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	50,805
200,000		Northern States Power Co	6.250	06/01/36	A2	213,993
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	51,161
100,000	e	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	96,548
100,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	96,807
25,000		Public Service Co of Colorado	5.500	04/01/14	A3	25,066
50,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	50,488
25,000		Southern California Edison Co	5.350	07/15/35	A2	23,404
50,000		Texas Eastern Transmission LP	5.250	07/15/07	A3	49,921
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	106,629
25,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	24,229
25,000		Waste Management, Inc	7.750	05/15/32	Baa3	28,973
50,000		Westar Energy, Inc	6.000	07/01/14	Baa2	51,340
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,859,792

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.16%
100,000	e	Cisco Systems, Inc	5.250	02/22/11	A1	100,538
25,000		Cisco Systems, Inc	5.500	02/22/16	A1	25,236
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				125,774

FABRICATED METAL PRODUCTS - 0.03%
25,000	e	Fortune Brands, Inc	4.875	12/01/13	Baa2	23,636
		TOTAL FABRICATED METAL PRODUCTS				23,636

FOOD AND KINDRED PRODUCTS - 0.20%
25,000		Bottling Group LLC	4.625	11/15/12	Aa3	24,384
50,000		Coors Brewing Co	6.375	05/15/12	Baa2	52,075
50,000	e	Kraft Foods, Inc	6.500	11/01/31	A3	50,726
25,000		WM Wrigley Jr Co	4.650	07/15/15	A1	23,752
		TOTAL FOOD AND KINDRED PRODUCTS				150,937

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FOOD STORES - 0.13%
$ 50,000	e	Kroger Co	6.800%	04/01/11	Baa2	$52,426
50,000		Safeway, Inc	4.125	11/01/08	Baa2	49,109
		TOTAL FOOD STORES				101,535

GENERAL BUILDING CONTRACTORS - 0.09%
75,000	e	Centex Corp	5.250	06/15/15	Baa2	68,238
		TOTAL GENERAL BUILDING CONTRACTORS				68,238

GENERAL MERCHANDISE STORES - 0.29%
100,000		Target Corp	5.875	07/15/16	A1	103,099
50,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	48,797
75,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	72,752
		TOTAL GENERAL MERCHANDISE STORES				224,648

HOLDING AND OTHER INVESTMENT OFFICES - 0.42%
25,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	25,358
50,000		BHP Billiton Finance LTD	5.400	03/29/17	A1	49,793
25,000		Colonial Properties Trust	6.250	06/15/14	Baa3	25,765
50,000		iStar Financial, Inc	5.150	03/01/12	Baa2	48,866
25,000		iStar Financial, Inc	5.700	03/01/14	Baa2	24,864
50,000		Simon Property Group LP	5.600	09/01/11	A3	50,750
90,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	98,213
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				323,609

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.13%
100,000		Hewlett-Packard Co	5.400	03/01/17	A2	100,114
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				100,114

INSTRUMENTS AND RELATED PRODUCTS - 0.09%
25,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	23,441
25,000		Medtronic, Inc	4.750	09/15/15	A1	23,754
25,000		Thermo Electron Corp	5.000	06/01/15	Baa2	23,627
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				70,822

INSURANCE CARRIERS - 1.52%
50,000		Aetna, Inc	6.625	06/15/36	A3	53,327
25,000	e	Allstate Corp	5.000	08/15/14	A1	24,405
50,000		American International Group, Inc	5.050	10/01/15	Aa2	49,005
100,000	i	Chubb Corp	6.375	03/29/67	A3	99,977
250,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	247,221
50,000	e	Citigroup, Inc	5.850	12/11/34	Aa1	49,712
50,000		Citigroup, Inc	5.100	09/29/11	Aa1	49,932
50,000		Citigroup, Inc	5.250	02/27/12	Aa1	50,203
25,000	e,i	ING Groep NV	5.775	12/30/49	A1	24,797
25,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	24,218
50,000	i	Lincoln National Corp	6.050	04/20/67	Baa2	49,166
50,000	e	Metlife, Inc	5.000	06/15/15	A2	48,703
25,000		Metlife, Inc	5.700	06/15/35	A2	24,044
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	99,736
50,000	g	Prudential Funding LLC	6.750	09/15/23	A1	53,450
150,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	150,451
50,000		WellPoint, Inc	5.000	01/15/11	Baa1	49,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 25,000		WellPoint, Inc	5.850%	01/15/36	Baa1	$24,051
		TOTAL INSURANCE CARRIERS				1,172,098

METAL MINING - 0.06%
25,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	23,970
25,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	23,990
		TOTAL METAL MINING				47,960

MISCELLANEOUS RETAIL - 0.07%
50,000	e	CVS Corp	6.125	08/15/16	Baa2	51,654
		TOTAL MISCELLANEOUS RETAIL				51,654

MOTION PICTURES - 0.34%
25,000	e	Historic TW, Inc	6.625	05/15/29	Baa2	25,327
125,000		Time Warner, Inc	6.875	05/01/12	Baa2	133,126
100,000		Walt Disney Co	5.700	07/15/11	A3	102,338
		TOTAL MOTION PICTURES				260,791

NONDEPOSITORY INSTITUTIONS - 3.41%
50,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	50,093
100,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	103,813
50,000		Capital One Financial Corp	5.500	06/01/15	A3	49,272
50,000		Capital One Financial Corp	5.700	09/15/11	A3	50,420
50,000		Capital One Financial Corp	6.150	09/01/16	Baa1	50,731
50,000	e	Caterpillar Financial Services Corp	2.700	07/15/08	A2	48,422
100,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	96,179
100,000		CIT Group, Inc	5.400	02/13/12	A2	100,017
100,000		CIT Group, Inc	5.650	02/13/17	A2	98,551
25,000		FIA Card Services NA	5.375	01/15/08	Aaa	24,999
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	105,900
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	519,972
25,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	23,850
150,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	149,864
50,000		HSBC Finance Corp	5.250	04/15/15	Aa3	49,118
125,000		HSBC Finance Corp	5.500	01/19/16	Aa3	124,350
500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	507,456
25,000		John Deere Capital Corp	7.000	03/15/12	A2	26,961
25,000		MBNA Corp	6.125	03/01/13	Aa1	25,939
50,000		Residential Capital Corp	6.125	11/21/08	Baa3	49,967
100,000	e	Residential Capital Corp	6.500	04/17/13	Baa3	98,945
250,000	e	SLM Corp	5.400	10/25/11	A2	250,146
25,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	24,278
		TOTAL NONDEPOSITORY INSTITUTIONS				2,629,243

OIL AND GAS EXTRACTION - 0.91%
100,000		Apache Corp	6.000	01/15/37	A3	99,969
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,614
25,000		Burlington Resources Finance Co	7.200	08/15/31	A2	29,129
50,000	e	Burlington Resources Finance Co	6.400	08/15/11	A2	52,471
100,000		Canadian Natural Resources Ltd	6.250	03/15/38	Baa2	98,495
100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	98,750
25,000		Nexen, Inc	5.050	11/20/13	Baa2	24,347
75,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	74,596
25,000		PC Financial Partnership	5.000	11/15/14	Baa2	24,087

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 50,000	e	Petro-Canada	5.950%	05/15/35	Baa2	$47,819
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	103,993
		TOTAL OIL AND GAS EXTRACTION				704,270

OTHER MORTGAGE BACKED SECURITIES - 4.76%
80,000		Banc of America Commercial Mortgage, Inc Series 2006-
		4 (Class A4)	5.634	07/10/46	Aaa	81,468
50,000		Banc of America Commercial Mortgage, Inc Series 2006-
		5 (Class A4)	5.414	09/10/47	Aaa	50,170
171,228		Banc of America Mortgage Securities Series 2006-1	6.000	05/01/36	Aaa	171,816
175,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	NR	177,062
1,150,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.467	04/12/38	Aaa	1,170,150
300,000		Citicorp Mortgage Securities, Inc Series 2005-4 (Class
		1A7)	5.500	07/25/35	Aa1	292,424
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	101,585
400,000		Countrywide Alternative Loan Trust Series 2005-42CB
		(Class A12)	5.500	10/25/35	Aa1	387,565
50,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		C2 (Class A3)	5.659	03/15/39	Aaa	51,222
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C4 (Class A3)	5.467	09/15/39	Aaa	100,562
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C5 (Class A3)	5.311	12/15/39	Aaa	248,386
100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4
		(Class A4)	5.899	06/15/38	Aaa	104,290
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.660	05/12/39	NR	77,016
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	198,495
100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	102,433
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	NR	103,908
250,000		Residential Accredit Loans, Inc Series 2005-QS6 (Class
		A7)	5.750	05/25/35	Aa1	247,301
		TOTAL OTHER MORTGAGE BACKED SECURITIES				3,665,853

PAPER AND ALLIED PRODUCTS - 0.12%
90,000		Cenveo Corp	7.875	12/01/13	B3	88,200
		TOTAL PAPER AND ALLIED PRODUCTS				88,200

PETROLEUM AND COAL PRODUCTS - 0.14%
100,000	e	Conoco Funding Co	6.350	10/15/11	A1	104,905
		TOTAL PETROLEUM AND COAL PRODUCTS				104,905

PIPELINES, EXCEPT NATURAL GAS - 0.35%
25,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	24,818
50,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	49,587
25,000	e	Enterprise Products Operating LP	5.600	10/15/14	Baa3	24,932
50,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	49,507
50,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	49,350
50,000	e	TransCanada Corp	5.850	03/15/36	A2	48,963

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 25,000		TransCanada Pipelines Ltd	4.000%	06/15/13	A2	$23,181
		TOTAL PIPELINES, EXCEPT NATURAL GAS				270,338

PRIMARY METAL INDUSTRIES - 0.13%
100,000	g	Alcoa Inc	5.720	02/23/19	A2	98,939
		TOTAL PRIMARY METAL INDUSTRIES				98,939

PRINTING AND PUBLISHING - 0.16%
100,000	g	Idearc, Inc	8.000	11/15/16	B2	102,875
22,000		Morris Publishing Group LLC	7.000	08/01/13	B1	21,010
		TOTAL PRINTING AND PUBLISHING				123,885

RAILROAD TRANSPORTATION - 0.29%
25,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	26,289
50,000		Canadian National Railway Co	4.400	03/15/13	A3	47,618
50,000		Canadian National Railway Co	6.200	06/01/36	A3	52,274
50,000	e	Norfolk Southern Corp	5.590	05/17/25	Baa1	45,880
50,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	52,320
		TOTAL RAILROAD TRANSPORTATION				224,381

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
25,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	24,880
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				24,880

SECURITY AND COMMODITY BROKERS - 1.49%
25,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	25,176
100,000	e	Credit Suisse USA, Inc	5.500	08/16/11	Aa3	101,293
25,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	24,841
100,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	100,018
100,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	99,253
100,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	97,123
25,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	24,930
100,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	99,799
75,000		Lehman Brothers Holdings, Inc	5.750	01/03/17	A2	75,135
25,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	24,399
100,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	100,089
100,000	e	Merrill Lynch & Co, Inc	6.110	01/29/37	A1	97,164
125,000		Morgan Stanley	3.625	04/01/08	Aa3	123,116
150,000	e	Morgan Stanley	5.750	10/18/16	Aa3	150,824
		TOTAL SECURITY AND COMMODITY BROKERS				1,143,160

TRANSPORTATION BY AIR - 0.07%
50,000		FedEx Corp	5.500	08/15/09	Baa2	50,226
		TOTAL TRANSPORTATION BY AIR				50,226

TRANSPORTATION EQUIPMENT - 0.63%
25,000	e	DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	26,293
25,000		General Dynamics Corp	3.000	05/15/08	A2	24,425
200,000		Honeywell International, Inc	5.700	03/15/37	A2	194,356
50,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	51,863
25,000	e	Northrop Grumman Corp	7.750	02/15/31	Baa2	30,615
50,000		United Technologies Corp	6.050	06/01/36	A2	51,092
100,000		United Technologies Corp	6.350	03/01/11	A2	104,619
		TOTAL TRANSPORTATION EQUIPMENT				483,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.13%
$ 100,000		Vale Overseas Ltd	6.875%	11/21/36	Baa3	$103,260
		TOTAL WHOLESALE TRADE-DURABLE GOODS				103,260

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
75,000		Procter & Gamble Co	4.950	08/15/14	Aa3	73,616
100,000		Procter & Gamble Co	5.550	03/05/37	Aa3	97,823
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				171,439

		TOTAL CORPORATE BONDS				31,686,058
		(Cost $31,460,100)

GOVERNMENT BONDS - 56.55%

AGENCY SECURITIES - 13.50%
500,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	510,559
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/19	Aaa	1,378,319
5,000,000		FHLMC	5.125	10/24/07	Aaa	4,996,820
250,000		FHLMC	5.250	07/18/11	Aaa	254,032
200,000		FHLMC	5.750	06/27/16	Aa2	208,576
1,200,000		FHLMC	5.125	10/18/16	Aaa	1,210,629
1,350,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	1,351,007
250,000		Private Export Funding Corp	4.550	05/15/15	Aaa	243,298
250,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	250,521
		TOTAL AGENCY SECURITIES				10,403,761

FOREIGN GOVERNMENT BONDS - 6.48%
25,000	e	Chile Government International Bond	5.500	01/15/13	A2	25,363
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	100,614
25,000		European Investment Bank	4.875	02/15/36	Aaa	23,534
2,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	2,005,004
100,000		International Finance Corp	5.125	05/02/11	Aaa	101,175
100,000	e	Israel Government International Bond	5.500	11/09/16	A2	100,184
100,000		Italy Government International Bond	6.875	09/27/23	Aa2	115,559
25,000		Korea Development Bank	5.750	09/10/13	A3	25,546
25,000	e	Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	25,237
50,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	49,615
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,529
50,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	50,694
100,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	100,233
100,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	102,993
25,000		Mexico Government International Bond	6.375	01/16/13	Baa1	26,320
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	109,005
100,000	e	Philippines Government Bond	6.375	01/15/32	B1	97,125
100,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	100,534
50,000	e	Province of Ontario	4.750	01/19/16	Aa1	48,961
50,000		Province of Quebec Canada	5.125	11/14/16	Aa2	50,000
1,500,000		Province of Quebec Canada	5.750	02/15/09	Aa2	1,522,407
50,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	57,465
50,000	e	Republic of Colombia	7.375	09/18/37	Ba2	54,425
		TOTAL FOREIGN GOVERNMENT BONDS				4,993,522

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED SECURITIES - 26.94%
$ 140,842	i	Federal Home Loan Mortgage Corp (FHLMC)	5.001%	09/01/36	$140,283
129,146	h	FHLMC	5.092	02/01/36	129,113
400,000	i	FHLMC	5.810	03/01/37	404,345
847,109		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/20	820,241
815,536		FGLMC	5.000	10/01/20	804,626
1,754,568	d	FGLMC	5.500	10/01/20	1,758,884
188,379		FGLMC	6.500	05/01/36	192,111
675,461		FGLMC	4.500	06/01/21	654,037
1,776,938		FGLMC	4.500	07/01/20	1,720,578
232,428		FGLMC	5.500	08/01/21	232,920
112,360		Federal National Mortgage Association (FNMA)	5.500	12/01/36	110,707
464,732	i	FNMA	5.969	07/01/36	471,184
149,884		FNMA	7.000	02/01/37	154,603
100,000	h	FNMA	7.000	04/01/37	103,148
547,743		FNMA	5.000	07/01/33	530,600
3,553,927		FNMA	5.000	10/01/35	3,437,099
150,055		FNMA	5.000	08/01/34	145,237
214,380		FNMA	5.500	02/01/35	212,624
345,821		FNMA	5.500	04/01/35	342,788
238,104		FNMA	6.500	04/01/36	242,897
149,979		FNMA	6.500	12/01/36	152,291
3,473,586		FNMA	5.500	07/01/33	3,445,124
3,191,403	d	FNMA	6.000	04/01/36	3,215,125
857,365		FNMA	6.500	04/01/36	874,621
133,149		FNMA	7.000	01/01/36	136,608
327,291		Government National Mortgage Association (GNMA)	5.000	02/15/33	318,996
		TOTAL MORTGAGE BACKED SECURITIES			20,750,790

U.S. TREASURY SECURITIES - 9.63%
1,400,000		United States Treasury Bond	5.250	02/15/29	1,463,014
282,000		United States Treasury Bond	4.500	02/15/36	266,247
904,000		United States Treasury Bond	4.750	02/15/37	890,865
50,000		United States Treasury Note	4.875	04/30/08	49,990
945,000		United States Treasury Note	4.625	02/15/17	943,526
20,000		United States Treasury Note	4.625	02/29/12	20,078
750,000		United States Treasury Note	4.625	09/30/08	748,830
1,814,000		United States Treasury Note	4.625	12/31/11	1,820,186
480,000		United States Treasury Note	4.750	01/31/12	484,282
2,000,000	j	United States Treasury Strip	0.000	08/15/27	733,200
		TOTAL U.S. TREASURY SECURITIES			7,420,218

		TOTAL GOVERNMENT BONDS			43,568,291
		(Cost $ 43,259,878)
		TOTAL BONDS			75,254,349
		(Cost $ 74,719,978)

SHARES		COMPANY
PREFERRED STOCKS - 0.14%
DEPOSITORY INSTITUTIONS - 0.14%
4,000	e	Bank of America Corp			105,000
		TOTAL PREFERRED STOCKS			105,000
		(Cost $100,000)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 6.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.80%
$ 620,000	Federal Home Loan Bank (FHLB)	4.900%	04/02/07	$619,747

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.54%
4,268,798	State Street Navigator Securities Lending Prime Portfolio			4,268,798

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,888,712)			4,888,545

	TOTAL PORTFOLIO - 104.16%			80,247,894
	(Cost $79,708,690)

	OTHER ASSETS & LIABILITIES, NET - (4.16)%			(3,204,290)

	NET ASSETS - 100.00%			$77,043,604

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $2,830,498 or 3.67% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflect the rate at March 31, 2007.
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 97.30%

CORPORATE BONDS - 30.60%

ASSET BACKED - 13.14%
$ 1,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640%	09/06/13	Aaa	$1,015,589
1,000,000		Capital One Auto Finance Trust Series 2007-A (Class
		A3A)	5.250	08/15/11	Aaa	1,003,448
317,086		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	315,914
411,535	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class
		MF2)	6.390	12/25/30	A3	407,950
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class
		A3)	5.706	07/25/36	Aaa	3,011,253
1,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class
		AF3)	5.781	01/25/35	Aaa	1,007,072
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	503,373
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class
		A3)	5.190	02/15/11	Aaa	250,794
45,384	g	Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	45,328
40,704	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class
		N1)	6.072	09/25/46	NR	30,528
702,514	g	Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	713,420
246,547	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	247,549
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	500,744
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Aaa	1,005,841
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,004,249
321,509	g,v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	325,199
		TOTAL ASSET BACKED				11,388,251

CHEMICALS AND ALLIED PRODUCTS - 0.46%
100,000		Abbott Laboratories	5.600	05/15/11	A1	101,964
250,000	e	Eli Lilly & Co	2.900	03/15/08	Aa3	244,904
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	49,355
		TOTAL CHEMICALS AND ALLIED PRODUCTS				396,223

COMMUNICATIONS - 0.93%
100,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	106,875
500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	528,260
125,000		CBS Corp	5.625	05/01/07	Baa3	125,014
50,000	g	Viacom, Inc	5.750	04/30/11	Baa3	50,659
		TOTAL COMMUNICATIONS				810,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
DEPOSITORY INSTITUTIONS - 4.55%
$ 100,000		Bank of America Corp	5.375%	08/15/11	Aa1	$101,043
250,000		Bank One NA	3.700	01/15/08	Aaa	247,201
100,000		Citigroup, Inc	5.100	09/29/11	Aa1	99,864
1,000,000	e	Citigroup, Inc	5.250	02/27/12	Aa1	1,004,053
250,000	e	JPMorgan Chase & Co	3.500	03/15/09	Aa2	242,813
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	245,574
125,000		Mellon Funding Corp	4.875	06/15/07	Aa3	124,883
125,000		US Bank NA	5.700	12/15/08	Aa2	126,075
125,000		Wachovia Bank NA	4.850	07/30/07	Aa1	124,772
125,000	e	Wachovia Corp	5.300	10/15/11	Aa3	125,777
250,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	251,105
1,150,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	1,142,900
100,000		Western Financial Bank	9.625	05/15/12	Aa3	109,627
		TOTAL DEPOSITORY INSTITUTIONS				3,945,687

EATING AND DRINKING PLACES - 0.14%
125,000		McDonald's Corp	5.950	01/15/08	A2	125,616
		TOTAL EATING AND DRINKING PLACES				125,616

ELECTRIC, GAS, AND SANITARY SERVICES - 1.84%
125,000		Atmos Energy Corp	4.000	10/15/09	Baa3	121,468
250,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	245,387
25,000		Consumers Energy Co	4.400	08/15/09	Baa2	24,495
475,000	e	Duke Energy Corp	3.750	03/05/08	A2	468,609
125,000	e	Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	124,464
250,000		Ohio Power Co	5.300	11/01/10	A3	251,491
125,000		ONEOK Partners LP	5.900	04/01/12	Baa2	127,903
125,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	124,951
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	106,629
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,595,397

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.20%
125,000	e	Cisco Systems, Inc	5.250	02/22/11	A1	125,673
50,000		Hewlett-Packard Co	3.625	03/15/08	A2	49,292
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				174,965

FOOD AND KINDRED PRODUCTS - 0.40%
125,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	122,377
100,000		Diageo Capital plc	5.125	01/30/12	A3	99,376
125,000	e	Kraft Foods, Inc	4.000	10/01/08	A3	122,842
		TOTAL FOOD AND KINDRED PRODUCTS				344,595

FOOD STORES - 0.29%
125,000	e	Fred Meyer, Inc	7.450	03/01/08	Baa2	127,353
125,000		Safeway, Inc	4.125	11/01/08	Baa2	122,771
		TOTAL FOOD STORES				250,124

GENERAL MERCHANDISE STORES - 0.71%
250,000		May Department Stores Co	3.950	07/15/07	Baa2	248,727
125,000	e	Target Corp	3.375	03/01/08	A1	122,989
125,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	124,721

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 125,000	e	Wal-Mart Stores, Inc	4.000%	01/15/10	Aa2	$121,993
		TOTAL GENERAL MERCHANDISE STORES				618,430

HOLDING AND OTHER INVESTMENT OFFICES - 0.15%
125,000		Simon Property Group LP	5.600	09/01/11	A3	126,874
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				126,874

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.86%
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	251,013
500,000		Stanley Works	5.000	03/15/10	A2	498,532
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				749,545

INSURANCE CARRIERS - 0.55%
350,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	351,052
125,000		WellPoint, Inc	5.000	01/15/11	Baa1	124,250
		TOTAL INSURANCE CARRIERS				475,302

MOTION PICTURES - 0.12%
100,000		Walt Disney Co	5.700	07/15/11	A3	102,337
		TOTAL MOTION PICTURES				102,337

NONDEPOSITORY INSTITUTIONS - 2.92%
50,000		American General Finance Corp	2.750	06/15/08	A1	48,595
250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	250,464
100,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	103,813
100,000		Capital One Financial Corp	5.700	09/15/11	A3	100,840
250,000	e	Caterpillar Financial Services Corp	2.700	07/15/08	A2	242,109
50,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	49,947
100,000		CIT Group, Inc	5.400	02/13/12	A2	100,017
25,000		FIA Card Services NA	5.375	01/15/08	Aaa	24,999
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	105,900
125,000	e	General Motors Acceptance Corp	6.125	08/28/07	Ba1	124,926
250,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	249,773
500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	507,456
125,000		Residential Capital Corp	6.125	11/21/08	Baa3	124,918
100,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	97,111
400,000	g, i	USB Realty Corp	6.091	12/30/49	A1	402,283
		TOTAL NONDEPOSITORY INSTITUTIONS				2,533,151

OIL AND GAS EXTRACTION - 0.26%
125,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	122,190
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,614
50,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	49,731
		TOTAL OIL AND GAS EXTRACTION				222,535

OTHER MORTGAGE BACKED SECURITIES - 1.08%
235,438		Banc of America Mortgage Securities Series 2006-1 (Class
		A8)	6.000	05/01/36	Aaa	236,247
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NA	198,495
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,157
		TOTAL OTHER MORTGAGE BACKED SECURITIES				932,899

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.71%
$ 250,000		Enterprise Products Operating LP	4.000%	10/15/07	Baa3	$248,178
125,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	123,967
125,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	123,767
125,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	123,376
		TOTAL PIPELINES, EXCEPT NATURAL GAS				619,288

SECURITY AND COMMODITY BROKERS - 0.77%
150,000	e	Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	150,027
100,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	99,799
250,000	e	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	244,455
175,000		Morgan Stanley	3.625	04/01/08	Aa3	172,362
		TOTAL SECURITY AND COMMODITY BROKERS				666,643

TRANSPORTATION BY AIR - 0.12%
100,000		FedEx Corp	5.500	08/15/09	Baa2	100,452
		TOTAL TRANSPORTATION BY AIR				100,452

TRANSPORTATION EQUIPMENT - 0.40%
100,000	e	DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	101,580
250,000		General Dynamics Corp	3.000	05/15/08	A2	244,251
		TOTAL TRANSPORTATION EQUIPMENT				345,831

		TOTAL CORPORATE BONDS
		(Cost $26,390,508)				26,524,953

GOVERNMENT BONDS - 66.70%

AGENCY SECURITIES - 30.12%
1,000,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	1,021,117
1,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	1,021,123
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,996,820
1,000,000		FHLMC	4.750	11/03/09	Aaa	998,788
4,000,000		FHLMC	4.875	02/09/10	Aaa	4,008,333
900,000		FHLMC	5.250	07/18/11	Aaa	914,515
234,909		FHLMC	6.000	09/15/16	NA	239,443
4,250,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	4,253,170
2,000,000		FNMA	4.625	12/15/09	Aaa	1,991,042
3,000,000		FNMA	7.125	06/15/10	Aaa	3,204,845
200,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	200,417
200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	202,350
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,060,557
2,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	2,003,384
		TOTAL AGENCY SECURITIES				26,115,904

FOREIGN GOVERNMENT BONDS - 1.69%
300,000		Eksportfinans A/S	5.000	02/14/12	Aaa	301,843
500,000		International Finance Corp	5.125	05/02/11	Aaa	505,875
300,000	e	Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	302,842
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,529
250,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	251,335
		TOTAL FOREIGN GOVERNMENT BONDS				1,463,424

MUNICIPAL BONDS - 0.58%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000	Grand Prairie Sports Facilities	7.130%	09/15/18	Aaa	$504,285
	TOTAL MUNICIPAL BONDS				504,285

U.S. TREASURY SECURITIES - 34.31%
12,000,000	United States Treasury Note	4.625	03/31/08		11,967,600
125,000	United States Treasury Note	4.875	04/30/08		124,996
1,000,000	United States Treasury Note	5.125	06/30/08		1,003,660
2,250,000	United States Treasury Note	4.875	10/31/08		2,254,950
2,000,000	United States Treasury Note	4.750	02/15/10		2,011,560
2,500,000	United States Treasury Note	4.500	11/30/11		2,496,100
6,941,000	United States Treasury Note	4.625	12/31/11		6,964,669
2,800,000	United States Treasury Note	4.750	01/31/12		2,824,976
95,000	United States Treasury Note	4.625	02/29/12		95,372
	TOTAL U.S. TREASURY SECURITIES				29,743,883

	TOTAL GOVERNMENT BONDS
	(Cost - $57,628,426)				57,827,496
	TOTAL BONDS
	(Cost $84,018,934)				84,352,449

SHORT-TERM INVESTMENTS - 6.88%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.60%
1,390,000	Federal Home Loan Bank	4.900	04/02/07		1,389,432
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.28%
4,572,541	State Street Navigator Securities Lending Prime Portfolio				4,572,541
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,962,348)				5,961,973

	TOTAL PORTFOLIO - 104.18%
	(Cost $89,981,282)				90,314,422
	OTHER ASSETS & LIABILITIES, NET - (4.18)%				(3,621,501)

	NET ASSETS - 100.00%				$ 86,692,921

+	As provide by Moody's Investors Service (unaudited)
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $2,388,244 or 2.75% of net assets.
i	Floating rate or variable rate securities reflect the rate at March 31, 2007.
v	v Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
CORPORATE BONDS - 89.32%

AMUSEMENT AND RECREATION SERVICES - 1.94%
$ 400,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$408,000
125,000	e	Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa3	123,125
125,000	e	Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	124,688
383,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	422,258
750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	744,375
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,822,446

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
346,000		Broder Brothers	11.250	10/15/10	B2	352,920
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				352,920

AUTO REPAIR, SERVICES AND PARKING - 1.86%
383,000	e,g	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	390,660
420,000	e	Hertz Corp	10.500	01/01/16	B2	478,800
110,000		Hertz Corp	8.875	01/01/14	B1	118,525
775,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	753,688
		TOTAL AUTO REPAIR, SERVICES AND PARKING				1,741,673

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.35%
375,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	383,438
500,000	e	Autonation, Inc	7.000	04/15/14	Ba2	505,000
360,000	e	Sonic Automotive, Inc	8.625	08/15/13		374,400
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,262,838

BUSINESS SERVICES - 2.95%
325,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	320,125
500,000		Advanstar Communications, Inc	10.750	08/15/10	B1	541,250
202,000		Lamar Media Corp	6.625	08/15/15	Ba3	196,950
878,000		Lamar Media Corp	7.250	01/01/13	Ba3	888,975
341,000		Open Solutions, Inc	9.750	02/01/15	Caa1	351,230
202,000	e	United Rentals North America, Inc	7.750	11/15/13	B3	207,555
250,000		Universal Compression, Inc	7.250	05/15/10	B1	253,438
		TOTAL BUSINESS SERVICES				2,759,523

CHEMICALS AND ALLIED PRODUCTS - 5.30%
500,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B2	567,960
630,000		Chemtura Corp	6.875	06/01/16	Ba1	609,525
250,000		Hercules, Inc	6.750	10/15/29	Ba3	250,000
375,000	g	Huntsman International LLC	7.875	11/15/14	B2	387,656
1,047,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	1,002,503
160,000	i	Koppers Holdings, Inc (Step Bond, 0.000% - 9.875%
		until 11/15/09)	0.000	11/15/14	B3	134,600
250,000		Koppers, Inc	9.875	10/15/13	B2	271,250
285,000	e,g	Mosaic Co	7.375	12/01/14	B1	297,113
250,000		Nalco Co	7.750	11/15/11	B1	256,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 381,000	e,g	Nell AF SARL	8.375%	08/15/15	B2	$397,193
770,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	789,250
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,963,300

COAL MINING - 3.01%
950,000		Arch Western Finance LLC	6.750	07/01/13	B1	934,563
250,000	e	Foundation PA Coal Co	7.250	08/01/14	Ba3	253,125
1,064,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	1,122,520
500,000	e	Peabody Energy Corp	6.875	03/15/13	Ba1	508,750
		TOTAL COAL MINING				2,818,958

COMMUNICATIONS - 9.06%
1,500,000		Allbritton Communications Co	7.750	12/15/12	B1	1,537,500
132,000	e	American Cellular Corp	10.000	08/01/11	B3	139,755
250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	260,313
800,000		Citizens Communications Co	9.000	08/15/31	Ba2	876,000
250,000	e	Citizens Communications Co	9.250	05/15/11	Ba2	278,750
378,000		Citizens Communications Co	7.125	03/15/19	Ba2	374,220
443,000	e	CSC Holdings Inc (Sr Note)	7.625	04/01/11	B2	454,075
159,000	e	CSC Holdings, Inc	7.625	07/15/18	B2	160,590
250,000		Echostar DBS Corp	6.375	10/01/11	Ba3	251,563
250,000		Echostar DBS Corp	6.625	10/01/14	Ba3	251,563
425,000		Echostar DBS Corp	7.125	02/01/16	Ba3	438,813
678,000	g	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	769,530
180,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	187,650
250,000	e	Liberty Media Corp	8.250	02/01/30	Ba2	249,927
375,000	e	PanAmSat Corp	9.000	08/15/14	B2	405,938
850,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	870,188
250,000		Qwest Corp	7.250	10/15/35	Ba1	249,375
300,000		Qwest Corp	7.500	10/01/14	Ba1	316,500
150,000		Qwest Corp	8.875	03/15/12	Ba1	165,750
250,000	e	Videotron Ltee	6.875	01/15/14	Ba2	252,500
		TOTAL COMMUNICATIONS				8,490,500

EATING AND DRINKING PLACES - 0.24%
218,000		Aramark Corp	8.500	02/01/15	B3	226,720
		TOTAL EATING AND DRINKING PLACES				226,720

ELECTRIC, GAS, AND SANITARY SERVICES - 7.42%
375,000		AES Corp	9.375	09/15/10	B1	407,813
500,000		Allied Waste North America, Inc	6.375	04/15/11	B1	498,750
250,000		Allied Waste North America, Inc	6.500	11/15/10	B1	250,625
450,000		Allied Waste North America, Inc	7.875	04/15/13	B1	466,875
600,000	e	Dynegy Holdings, Inc	8.750	02/15/12	B2	637,500
600,000		Edison Mission Energy	7.500	06/15/13	B1	619,500
560,000	e,g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	595,700
421,394		Midwest Generation LLC	8.300	07/02/09	Ba2	432,764
625,000		Mirant North America LLC	7.375	12/31/13	B2	640,625
500,000		NRG Energy, Inc	7.375	02/01/16	B1	513,750
250,000		NRG Energy, Inc	7.250	02/01/14	B1	256,250
375,000		Reliant Energy, Inc	6.750	12/15/14	B2	396,094
500,000	e	Sierra Pacific Resources	8.625	03/15/14	B1	540,865
250,000		Southern Natural Gas Co	8.000	03/01/32	Baa3	295,543

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	e	Williams Cos, Inc	7.750%	06/15/31	Ba2	$267,500
125,000	e	Williams Cos, Inc	8.125	03/15/12	Ba2	135,938
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,956,092

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.28%
1,425,000	e,g	Freescale Semiconductor, Inc	10.125	12/15/16	B2	1,428,563
561,000	g	Freescale Semiconductor, Inc	9.125	12/15/14	B1	556,793
135,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	148,163
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,133,519

FABRICATED METAL PRODUCTS - 0.68%
250,000		Ball Corp	6.875	12/15/12	Ba1	252,500
125,000		Crown Americas LLC and Crown Americas Capital Corp	7.625	11/15/13	B1	128,594
250,000		Crown Americas LLC and Crown Americas Capital Corp	7.750	11/15/15	B1	260,000
		TOTAL FABRICATED METAL PRODUCTS				641,094

FOOD STORES - 1.24%
1,125,000	e	Stater Brothers Holdings	8.125	06/15/12	B1	1,158,750
		TOTAL FOOD STORES				1,158,750

FURNITURE AND HOME FURNISHINGS STORES - 0.68%
600,000		GSC Holdings Corp	8.000	10/01/12	B1	636,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				636,000

HEALTH SERVICES - 2.61%
750,000		DaVita, Inc	6.625	03/15/13	B1	750,000
350,000	e	DaVita, Inc	7.250	03/15/15	B2	353,938
150,000	e	HCA, Inc	7.500	11/06/33	Caa1	127,875
1,140,000	g	HCA, Inc	9.125	11/15/14	B2	1,218,375
		TOTAL HEALTH SERVICES				2,450,188

HOLDING AND OTHER INVESTMENT OFFICES - 1.79%
300,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	327,375
750,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	804,375
496,000		Susser Holdings LLC	10.625	12/15/13	B2	541,260
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,673,010

HOTELS AND OTHER LODGING PLACES - 3.05%
300,000	e	MGM Mirage	8.500	09/15/10	Ba2	320,625
500,000		MGM Mirage	6.750	09/01/12	Ba2	496,875
2,000,000		Seminole Hard Rock Entertainment Inc/Seminole Hard
		Rock International LLC	7.848	03/15/14	B1	2,040,000
		TOTAL HOTELS AND OTHER LODGING PLACES				2,857,500

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.96%
916,000		Scientific Games Corp	6.250	12/15/12	Ba3	897,680
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				897,680

INSURANCE CARRIERS - 0.45%
424,000		Centene Corp	7.250	04/01/14	Ba3	426,120
		TOTAL INSURANCE CARRIERS				426,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.59%
$ 250,000	e	Corrections Corp of America	6.250%	03/15/13	Ba2	$250,000
300,000		Corrections Corp of America	6.750	01/31/14	Ba2	305,250
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				555,250

LEGAL SERVICES - 1.04%
500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	518,750
437,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	458,850
		TOTAL LEGAL SERVICES				977,600

METAL MINING - 1.46%
840,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba3	904,050
425,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba3	459,531
		TOTAL METAL MINING				1,363,581

MISCELLANEOUS RETAIL - 3.57%
250,000		AmeriGas Partners LP	7.125	05/20/16	B1	250,625
1,066,000	e	Couche-Tard US LP	7.500	12/15/13	Ba2	1,095,315
250,000		FTD, Inc	7.750	02/15/14	B3	251,875
500,000		Inergy LP	8.250	03/01/16	B1	525,000
250,000	e,g	Michaels Stores, Inc	11.375	11/01/16	Caa1	269,375
250,000		Rite Aid Corp	7.500	01/15/15	B3	249,375
681,000	g	Sally Holdings LLC	9.250	11/15/14	B2	699,728
		TOTAL MISCELLANEOUS RETAIL				3,341,293

NONDEPOSITORY INSTITUTIONS - 1.99%
225,000		Ford Motor Credit Co	5.700	01/15/10	B1	215,386
250,000		Ford Motor Credit Co	7.000	10/01/13	B1	232,397
250,000		Ford Motor Credit Co	7.875	06/15/10	B1	250,930
250,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	263,336
140,000		Ford Motor Credit Co	9.875	08/10/11	B1	148,261
200,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	196,371
250,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	251,380
150,000	e	General Motors Acceptance Corp	8.000	11/01/31	Ba1	160,822
140,000		General Motors Acceptance Corp	7.750	01/19/10	Ba1	143,699
		TOTAL NONDEPOSITORY INSTITUTIONS				1,862,582

OIL AND GAS EXTRACTION - 8.41%
420,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	414,750
875,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	870,625
250,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	261,250
205,000		Chesapeake Energy Corp	7.625	07/15/13	Ba2	217,813
500,000	e	Chesapeake Energy Corp	7.750	01/15/15	Ba2	521,250
360,000	e	Chesapeake Energy Corp	2.750	11/15/35	Ba2	377,536
1,000,000	e,g	Complete Production Services, Inc	8.000	12/15/16	B2	1,025,000
780,000		Denbury Resources, Inc	7.500	04/01/13	B1	787,800
285,000		Denbury Resources, Inc	7.500	12/15/15	B1	287,850
125,000		Encore Acquisition Co	6.000	07/15/15	B1	111,250
250,000		Encore Acquisition Co	7.250	12/01/17	B1	237,500
250,000		Hanover Compressor Co	9.000	06/01/14	B2	270,625
750,000	e	Plains Exploration & Production Co	7.000	03/15/17	Ba3	753,750
250,000		Pogo Producing Co	6.625	03/15/15	B1	243,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 260,000		Pogo Producing Co	7.875%	05/01/13	B1	$261,950
203,000		Range Resources Corp	7.500	05/15/16	B1	209,090
1,025,000	g	Sabine Pass LNG LP	7.250	11/30/13	Ba3	1,032,688
		TOTAL OIL AND GAS EXTRACTION				7,884,477

PAPER AND ALLIED PRODUCTS - 4.83%
340,000	e	Abitibi-Consolidated, Inc	6.000	06/20/13	B3	289,000
393,000	e	Abitibi-Consolidated, Inc	8.550	08/01/10	B3	397,913
273,000	e	Caraustar Industries, Inc	7.375	06/01/09	B3	266,175
1,030,000		Cenveo Corp	7.875	12/01/13	B3	1,009,400
250,000		Domtar, Inc	7.125	08/15/15	B2	248,750
157,000		Domtar, Inc	7.875	10/15/11	B2	164,458
300,000	g	Georgia-Pacific Corp	7.000	01/15/15	Ba3	301,500
240,000	e	Greif Inc 6.75 02/01/17	6.750	02/01/17	Ba2	241,800
163,000	e	Jefferson Smurfit Corp US	7.500	06/01/13	B3	158,110
500,000	e	Jefferson Smurfit Corp US	8.250	10/01/12	B3	500,000
874,000	e	Newpage Corp	12.000	05/01/13	B3	948,290
		TOTAL PAPER AND ALLIED PRODUCTS				4,525,396

PERSONAL SERVICES - 0.54%
500,000		Mac-Gray Corp	7.625	08/15/15	B2	510,000
		TOTAL PERSONAL SERVICES				510,000

PETROLEUM AND COAL PRODUCTS - 1.54%
250,000		Equistar Chemicals LP	8.750	02/15/09	B1	260,625
1,126,000		Lyondell Chemical Co	8.000	09/15/14	B1	1,179,485
		TOTAL PETROLEUM AND COAL PRODUCTS				1,440,110

PRIMARY METAL INDUSTRIES - 1.74%
100,000		AK Steel Corp (Guarantee Note)	7.875	02/15/09	B2	100,000
350,000		Belden CDT, Inc	7.000	03/15/17	Ba2	357,008
584,000		General Cable Corp	7.125	04/01/17	B1	587,650
400,000	e	Novelis, Inc	7.250	02/15/15	B2	423,000
160,000	h	Steel Dynamics, Inc	6.750	04/01/15	Ba2	160,200
		TOTAL PRIMARY METAL INDUSTRIES				1,627,858

PRINTING AND PUBLISHING - 5.14%
202,527		AAC Group Holding Corp	12.750	10/01/12	Caa1	227,844
300,000		American Achievement Corp	8.250	04/01/12	B1	306,000
804,000	g	Idearc, Inc	8.000	11/15/16	B2	827,115
320,000		Medianews Group, Inc	6.375	04/01/14	B2	280,800
500,000		Medianews Group, Inc	6.875	10/01/13	B2	455,000
1,145,000		Morris Publishing Group LLC	7.000	08/01/13	B1	1,093,475
250,000		Primedia, Inc	8.875	05/15/11	B2	256,875
305,000	g	Quebecor World Capital Corp	8.750	03/15/16	B2	308,813
760,000		RH Donnelley Corp	8.875	01/15/16	B3	807,500
250,000		Visant Corp	7.625	10/01/12	B2	254,375
		TOTAL PRINTING AND PUBLISHING				4,817,797

SECURITY AND COMMODITY BROKERS - 0.22%
200,000	e	E*Trade Financial Corp	7.375	09/15/13	Ba2	209,000
		TOTAL SECURITY AND COMMODITY BROKERS				209,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
SOCIAL SERVICES - 0.21%
$ 198,000	g	Knowledge Learning Corp, Inc	7.750%	02/01/15	B2	$194,535
		TOTAL SOCIAL SERVICES				194,535

STONE, CLAY, AND GLASS PRODUCTS - 0.70%
125,000		Owens Brockway Glass Container, Inc	7.750	05/15/11	Ba2	129,063
500,000	e	Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	526,250
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				655,313

TRANSPORTATION EQUIPMENT - 4.51%
125,000		American Railcar Industries, Inc	7.500	03/01/14	B1	128,438
706,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	702,470
211,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	218,385
200,000	e	General Motors Corp	7.700	04/15/16	Caa1	186,000
620,000	e	General Motors Corp	8.375	07/15/33	Caa1	556,450
274,000	e	General Motors Corp	9.400	07/15/21	Caa1	268,520
300,000	e	General Motors Corp	7.200	01/15/11	Caa1	285,000
300,000	e	General Motors Corp	7.125	07/15/13	Caa1	280,500
458,000	e	Hawker Beechcraft Acquasition	9.750	04/01/17	Caa1	478,610
150,000	e	Lear Corp	8.500	12/01/13	B3	144,938
1,000,000	e	TRW Automotive, Inc	7.000	03/15/14	Ba3	980,000
		TOTAL TRANSPORTATION EQUIPMENT				4,229,311

TRANSPORTATION SERVICES - 0.48%
450,000		United Rentals North America, Inc	6.500	02/15/12	B1	448,875
		TOTAL TRANSPORTATION SERVICES				448,875

WATER TRANSPORTATION - 1.11%
1,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	1,036,315
		TOTAL WATER TRANSPORTATION				1,036,315

WHOLESALE TRADE-DURABLE GOODS - 3.20%
620,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	644,800
426,000	g	CDRV Investors, Inc	9.860	12/01/11	Caa1	423,870
400,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	418,000
231,000		Interline Brands, Inc	8.125	06/15/14	B3	238,489
250,000	e	Russel Metals, Inc	6.375	03/01/14	Ba2	239,375
1,025,000		Ryerson, Inc	8.250	12/15/11	B3	1,035,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,999,784

WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
320,000 e		Dean Foods Co	7.000	06/01/16	Ba2	321,200
400,000		Supervalu, Inc	7.500	11/15/14	B1	417,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				738,200

		TOTAL CORPORATE BONDS				83,686,108
		(Cost $82,270,729)

SHORT-TERM INVESTMENTS - 30.20%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 8.57%
8,030,000		Federal Home Loan Bank (FHLB)	4.900	04/02/07		8,026,721

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 21.63%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

PRINCIPAL		ISSUER	VALUE
$ 20,271,562		State Street Navigator Securities Lending Prime Portfolio	$20,271,562

		TOTAL SHORT-TERM INVESTMENTS	28,298,283
		(Cost $28,300,447)
		TOTAL PORTFOLIO - 119.52%
		(Cost $110,571,176)	111,984,391
		OTHER ASSETS & LIABILITIES, NET - (19.52)%	(18,286,605)

		NET ASSETS - 100.00%	$ 93,697,786

	+	As provided by Moody's Investors Service (Unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At March 31, 2007, the value of these securities amounted to $17,106,205 or 18.26% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflect the rate at March 31, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
LONG-TERM MUNICIPAL BONDS - 95.45%
ALASKA - 4.29%
$ 1,460,000		Alaska Railroad Corp	5.250%	08/01/16	Aaa	$1,615,169
1,000,000		Northern TOB Securitization Corp	4.625	06/01/23	Baa3	991,500
		TOTAL ALASKA				2,606,669

ARIZONA - 1.11%
625,000		Arizona Health Facilities Authority	5.625	12/01/15	Aaa	672,344
		TOTAL ARIZONA				672,344

ARKANSAS - 0.06%
35,000		Arkansas Housing Development Agency, ETM	8.375	07/01/10	Aaa	37,465
		TOTAL ARIZONA				37,465

CALIFORNIA - 2.58%
345,000	*	California Statewide Communities Development Authority
		Mandatory Put 10/01/16	4.250	11/01/33	Aaa	355,119
625,000		State of California	5.250	11/01/18	A1	673,875
500,000		State of California	5.000	09/01/16	A1	541,310
		TOTAL CALIFORNIA				1,570,304

DISTRICT OF COLUMBIA - 1.58%
885,000		District of Columbia, COP	5.250	01/01/14	Aaa	958,995
		TOTAL DISTRICT OF COLUMBIA				958,995

FLORIDA - 8.34%
1,150,000		Charlotte County Florida Utility Revenue	5.000	10/01/14	Aaa	1,241,575
2,000,000		Florida State Board of Education Lottery Revenue	5.000	07/01/14	Aaa	2,154,520
100,000	a	Orange County Health Facilities Authority Revenue, ETM	5.700	10/01/12	#Aaa	109,493
1,440,000	a	Orange County Health Facilities Authority, ETM	6.250	10/01/10	Aaa	1,563,178
		TOTAL FLORIDA				5,068,766

GEORGIA - 0.65%
270,000		Atlanta Georgia Water & Waste Water Revenue	5.500	11/01/10	Aaa	285,571
100,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aaa	112,356
		TOTAL GEORGIA				397,927

ILLINOIS - 2.05%
1,000,000		Chicago Illinois GO	5.000	12/01/15	Aaa	1,084,710
150,000		Madison-Bond Etc Counties Community Unit School
		District No 5	5.000	02/01/19	Aaa	163,277
		TOTAL ILLINOIS				1,247,987

INDIANA - 4.50%
1,620,000		Hammond Multi-School Building Corp, First Mortgage	5.000	07/15/17	Aaa	1,765,346
900,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	970,569
		TOTAL INDIANA				2,735,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
KENTUCKY - 0.14%
$ 80,000		Kentucky Turnpike Authority	6.000%	07/01/11	#Aaa	$83,863
		TOTAL KENTUCKY				83,863

MARYLAND - 3.46%
1,900,000		Maryland State GO	5.250	03/01/15	Aaa	2,100,260
		TOTAL MARYLAND				2,100,260

MASSACHUSETTS - 3.41%
1,900,000		Massachusetts St Water Pollution Abatement	5.000	08/01/16	Aaa	2,071,285
		TOTAL MASSACHUSETTS				2,071,285

MICHIGAN - 6.96%
1,000,000		Detroit Water Supply System	5.000	07/01/14	Aaa	1,079,230
800,000		Michigan State Transportation Revenue	5.250	05/15/18	Aaa	894,320
2,000,000		Michigan State Trunk Line	5.500	11/01/16	Aa3	2,255,300
		TOTAL MICHIGAN				4,228,850

MISSOURI - 5.50%
1,725,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,887,219
1,250,000	a	Missouri State Health & Educational Facilities Authority,
		BJC Heakth Project, ETM	6.750	05/15/13	#Aaa	1,456,838
		TOTAL MISSOURI				3,344,057

NEW JERSEY - 2.94%
450,000		New Jersey Economic Development Authority	5.250	09/01/14	Aaa	493,295
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,113,940
170,000		Tobacco Settlement Finance Corp of New Jersey	5.750	06/01/32	#Aaa	181,974
		TOTAL NEW JERSEY				1,789,209

NEVADA - 2.51%
1,410,000		Nevada GO	5.000	03/01/15	Aaa	1,525,592
		TOTAL NEVADA				1,525,592

NEW YORK - 6.57%
300,000		Hudson Yards Infrastructure Corp	4.500	02/15/47	Aaa	295,604
185,000		Lackawanna Housing Authority	5.000	09/01/15	NR	193,784
195,000		Lackawanna Housing Authority	5.000	09/01/16	NR	204,233
500,000		Metropolitan Transportation Authority	5.125	07/01/13	Aaa	506,885
1,500,000		New York State Environmental Facilities Corp	5.250	06/15/15	Aaa	1,661,910
1,000,000		New York State Environmental Facilities Corp	5.250	12/15/18	Aaa	1,129,790
		TOTAL NEW YORK				3,992,206

OHIO - 7.86%
2,015,000		Medina County Library District GO	5.250	12/01/19	Aaa	2,174,286
1,400,000		Ohio State GO	5.000	06/15/14	Aa1	1,510,334
1,000,000		State of Ohio	5.000	11/01/16	Aa1	1,089,670
		TOTAL OHIO				4,774,290

OREGON - 3.25%
1,850,000		Oregon State Department of Administrative Services, COP	5.250	05/01/17	Aaa	1,977,114
		TOTAL OREGON				1,977,114

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PENNSYLVANIA - 7.22%
$ 2,000,000		Delaware Valley Regional Finance Authority	5.500%	07/01/12	Aa3	$2,169,000
115,000		Pennsylvania Economic Development Financing
		Authority	6.000	11/01/11	A3	122,300
100,000		Pennsylvania Economic Development Financing
		Authority	5.250	12/01/16	NR	104,180
815,000		Pittsburgh City GO	5.000	09/01/13	Aaa	872,050
1,000,000		State of Pennsylvania GO	5.375	07/01/17	Aa2	1,121,700
		TOTAL PENNSYLVANIA				4,389,230

PUERTO RICO - 4.10%
2,015,000		Puerto Rico Commonwealth	5.500	07/01/15	Baa3	2,220,832
250,000		Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	267,875
		TOTAL PUERTO RICO				2,488,707

TENNESSEE - 4.57%
100,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	102,455
2,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	2,674,075
		TOTAL TENNESSEE				2,776,530

TEXAS - 5.08%
1,250,000		Alliance Airport Authority, Federal Express Project, AMT	4.850	04/01/21	Baa2	1,272,800
500,000	h	Northwest Independent School District	5.000	02/15/16	Aaa	541,249
800,000	a	San Felipe-Del Rio Consolidated Independent School
		District	5.500	08/15/19	Aaa	846,416
390,000		Texas Public Building Authority	7.125	08/01/11	Aaa	424,246
		TOTAL TEXAS				3,084,711

VIRGINIA - 1.40%
780,000		Fairfax County Economic Development Authority	5.000	05/15/16	Aa1	847,743
		TOTAL VIRGINIA				847,743

WASHINGTON - 5.32%
1,000,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aaa	1,083,980
2,000,000		Washington State GO	5.000	07/01/18	Aaa	2,146,380
		TOTAL WASHINGTON				3,230,360

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $57,341,022)				58,000,379

SHORT-TERM MUNICIPAL BONDS - 3.57%
NEW YORK - 3.13%
600,000	*	Jay Street Development Corp	3.708	05/01/20	Aaa/VING1	600,000
400,000	*	New York City New York GO	3.748	08/01/20	Aaa/VMIG1	400,000
170,000	*	New York City New York GO	3.708	11/01/24	Aaa/VMIG1	170,000
730,000	*	New York City Transitional Finance Authority	3.748	08/01/31	Aa1/VMIG1	730,000
		TOTAL NEW YORK				1,900,000

WYOMING - 0.44%
270,000	*	Lincoln County	3.708	11/01/14	Aaa/P1	270,000
		TOTAL WYOMING				270,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

		VALUE
	TOTAL SHORT-TERM MUNICIPAL BONDS
	(Cost $2,170,000)	$2,170,000

	TOTAL PORTFOLIO - 99.02%
	(Cost $59,511,022)	60,170,379
	OTHER ASSETS AND LIABILITIES, NET - 0.98%	594,812
	NET ASSETS - 100.00%	$60,765,191

+	As provided by Moody's Investors Service (unaudited)
*	Variable Rate Demand Note (VRDN)
a	The Fund has been informed that each issuer has placed direct
	obligations of the U.S. Government in an irrevocable trust, solely
	for the payment of principal and interest.
h	These securities were purchased on a delayed delivery basis.

	ABBREVIATION:
	AMT - Alternative Minimum Tax
	COP - Certificate of Participation
	ETM - Escrowed to Maturity
	GO - General Obligation

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 99.27%
U.S. TREASURY SECURITIES - 99.27%
$ 20,356,854	k	United States Treasury Inflation Indexed Bonds	3.875%	01/15/09	$21,104,358
14,965,113	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	15,921,534
35,400,195	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	34,246,857
15,105,997	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	15,955,559
22,382,334	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	22,684,944
8,172,692	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	8,675,804
28,124,957	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	29,497,736
26,216,298	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	25,894,887
27,422,591	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	27,171,949
25,034,199	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	24,807,390
25,015,290	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	24,030,188
21,539,287	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	21,070,162
21,302,449	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	20,989,729
20,640,332	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	21,192,048
11,090,087	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	11,261,651
33,425,461	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	33,686,514
22,485,352	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	21,396,162
7,854,391	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	7,930,501
22,130,428	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	26,985,402
26,193,140	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	33,300,388
7,405,987	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	9,049,155
		TOTAL U.S. TREASURY SECURITIES			456,852,918

		TOTAL GOVERNMENT BONDS			456,852,918
		(Cost $459,367,418)

SHORT-TERM INVESTMENTS - 0.04%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.04%
190,000		Federal Home Loan Bank (FHLB)	4.900	04/02/07	189,922
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $189,974)			189,922

		TOTAL PORTFOLIO - 99.31%
		(Cost $459,557,392)			457,042,840
		OTHER ASSETS & LIABILITIES, NET - 0.69%			3,193,158

		NET ASSETS - 100.00%			$460,235,998

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 99.79%

BANK NOTES - 0.67%
$ 1,286,000		JPMorgan Chase Bank NA	5.180%	07/06/07	$1,268,336
1,907,000		JPMorgan Chase Bank NA	5.220	06/15/07	1,886,379
		TOTAL BANK NOTES			3,154,715

CERTIFICATES OF DEPOSIT - 5.47%
1,500,000		Abbey National plc	5.300	05/15/07	1,500,018
6,000,000		Abbey National plc	5.310	06/06/07	6,000,108
3,510,000		American Express Bank FSB	5.270	04/04/07	3,510,003
3,000,000		Banco Bilbao Vizcaya, S.A.	5.315	05/08/07	3,000,015
3,000,000		Barclays Bank, plc	5.300	05/30/07	3,000,049
2,000,000		Dexia Bank	5.300	04/30/07	2,000,016
5,000,000		Dexia Bank	5.295	05/09/07	5,000,052
2,000,000		Toronto-Dominion Holdings USA, Inc	5.315	07/12/07	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT			26,010,261

COMMERCIAL PAPER - 84.34%
7,565,000	c	Abbott Laboratories	5.230	04/03/07	7,562,912
2,000,000	c	Abbott Laboratories	5.240	04/18/07	1,995,189
5,320,000		American Honda Finance Corp	5.220	04/25/07	5,301,486
7,000,000		American Honda Finance Corp	5.230	05/24/07	6,946,102
1,200,000	c	Anheuser-Busch Cos, Inc	5.180	04/02/07	1,199,827
1,661,000	c	Atlantis One Funding Corp	5.185	06/25/07	1,640,666
2,000,000		Bank Of Montreal	5.220	06/01/07	1,982,498
4,485,000		Barclays U.S. Funding Corp	5.215	06/12/07	4,438,221
2,440,000		Barclays U.S. Funding Corp	5.250	05/14/07	2,424,895
2,000,000		Barclays U.S. Funding Corp	5.235	06/25/07	1,975,279
5,000,000	c	Beta Finance, Inc	5.220	06/11/07	4,948,525
2,000,000	c	Beta Finance, Inc	5.220	06/12/07	1,979,120
455,000	c	Beta Finance, Inc	5.230	06/08/07	450,505
2,343,000	c	BMW US Capital Corp	5.220	04/25/07	2,334,846
4,000,000	c	BMW US Capital Corp	5.215	05/14/07	3,975,412
4,500,000	c	BMW US Capital Corp	5.215	05/17/07	4,470,014
3,605,000		Calyon North America, Inc	5.235	05/21/07	3,578,852
4,630,000		Caterpillar Financial Services Corp	5.240	06/06/07	4,585,521
3,580,000	c	CC (USA), Inc	5.205	06/07/07	3,545,320
1,000,000	c	CC (USA), Inc	5.250	05/01/07	995,625
2,000,000	c	CC (USA), Inc	5.245	05/14/07	1,987,470
2,000,000	c	CC (USA), Inc	5.260	04/24/07	1,993,279
5,000,000	c	Ciesco LP	5.250	04/16/07	4,989,295
4,470,000	c	Colgate-Palmolive Co	5.230	04/13/07	4,462,207
3,015,000	c	Corporate Asset Funding Corp, Inc	5.250	04/17/07	3,007,965
2,000,000	c	Corporate Asset Funding Corp, Inc	5.260	04/26/07	1,992,695
4,000,000	c	Corporate Asset Funding Corp, Inc	5.260	04/30/07	3,983,051
3,000,000	c	Corporate Asset Funding Corp, Inc	5.260	05/01/07	2,986,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,830,000	c	Danske Corp	5.160%	08/01/07	$2,780,513
2,400,000	c	Danske Corp	5.190	04/10/07	2,396,886
3,000,000	c	Danske Corp	5.235	04/09/07	2,996,510
5,000,000	c	Dorada Finance, Inc	5.250	05/03/07	4,976,667
6,595,000	c	Dorada Finance, Inc	5.245	05/08/07	6,559,448
1,000,000	c	Dorada Finance, Inc	5.245	05/09/07	994,464
1,505,000	c	Edison Asset Securitization LLC	5.230	05/02/07	1,498,222
5,000,000	c	Edison Asset Securitization LLC	5.240	06/01/07	4,955,606
2,848,000	c	Fairway Finance Corp	5.245	04/13/07	2,843,021
5,580,000	c	Fairway Finance Corp	5.260	05/07/07	5,550,649
1,563,000	c	Fairway Finance Corp	5.180	05/16/07	1,552,880
2,020,000		General Electric Capital Corp	5.220	05/15/07	2,007,112
2,980,000		General Electric Capital Corp	5.230	04/18/07	2,972,640
4,650,000		Goldman Sachs Group LP	5.260	05/23/07	4,614,670
500,000	c	Govco, Inc	5.170	07/02/07	493,394
4,000,000	c	Govco, Inc	5.240	04/17/07	3,990,685
2,000,000	c	Govco, Inc	5.240	05/21/07	1,985,445
2,200,000	c	Govco, Inc	5.250	04/30/07	2,190,696
1,250,000	c	Govco, Inc	5.255	04/27/07	1,245,256
1,000,000	c	Grampian Funding LLC	5.190	08/15/07	980,393
3,680,000	c	Grampian Funding LLC	5.205	07/23/07	3,619,877
1,000,000	c	Grampian Funding LLC	5.205	08/06/07	981,638
2,500,000	c	Grampian Funding LLC	5.260	05/15/07	2,484,256
3,295,000		Greenwich Capital Holdings, Inc	5.180	06/26/07	3,254,226
2,000,000		Greenwich Capital Holdings, Inc	5.200	07/26/07	1,966,489
4,420,000		Greenwich Capital Holdings, Inc	5.225	06/15/07	4,371,887
2,420,000		Greenwich Capital Holdings, Inc	5.245	04/02/07	2,419,647
487,000	c	Greyhawk Funding LLC	5.215	08/13/07	477,547
5,000,000	c	Greyhawk Funding LLC	5.250	05/23/07	4,962,083
2,500,000	c	Harley-Davidson Funding Corp	5.200	05/31/07	2,478,333
5,000,000	c	Harley-Davidson Funding Corp	5.220	04/10/07	4,993,475
2,455,000	c	Harley-Davidson Funding Corp	5.220	04/11/07	2,451,440
1,635,000	c	Harley-Davidson Funding Corp	5.220	06/05/07	1,619,590
2,000,000	c	Harrier Finance Funding LLC	5.240	04/17/07	1,995,342
2,240,000		HBOS Treasury Services plc	5.220	05/16/07	2,225,969
2,400,000		HBOS Treasury Services plc	5.230	06/14/07	2,374,199
1,700,000		HBOS Treasury Services plc	5.250	04/10/07	1,697,798
5,109,000		HBOS Treasury Services plc	5.250	04/23/07	5,092,632
1,160,000		HSBC Finance Corp	5.205	06/07/07	1,148,763
4,000,000	c	IBM Capital, Inc	5.200	06/18/07	3,955,408
1,000,000		ING Finance	5.215	06/06/07	990,439
1,101,000		ING Finance	5.230	04/19/07	1,098,121
6,000,000		ING Finance	5.230	04/26/07	5,978,208
1,100,000		ING Finance	5.245	04/25/07	1,096,154
3,500,000	c	International Business Machines Corp	5.175	06/29/07	3,455,222
6,200,000	c	Johnson & Johnson	5.205	05/31/07	6,146,232
6,740,000	c	Johnson & Johnson	5.195	06/19/07	6,663,163
6,500,000		JPMorgan Chase Bank NA	5.240	04/24/07	6,478,352
2,005,000	c	Kitty Hawk Funding Corp	5.220	06/15/07	1,983,196
2,000,000	c	Kitty Hawk Funding Corp	5.240	04/16/07	1,995,633
2,463,000	c	Kitty Hawk Funding Corp	5.240	05/10/07	2,449,018
3,000,000	c	Links Finance LLC	5.190	08/28/07	2,935,910
3,000,000	c	Links Finance LLC	5.230	06/18/07	2,966,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,550,000		McGraw-Hill Cos, Inc	5.230%	04/20/07	$5,534,681
3,069,000		McGraw-Hill Cos, Inc	5.235	04/19/07	3,061,254
1,536,000	c	Nestle Capital Corp	5.210	08/01/07	1,508,880
3,000,000		Paccar Financial Corp	5.220	04/04/07	2,998,695
1,950,000		Paccar Financial Corp	5.220	05/10/07	1,938,973
1,000,000		Paccar Financial Corp	5.220	04/11/07	998,550
4,975,000		Paccar Financial Corp	5.230	04/12/07	4,967,050
2,000,000		Paccar Financial Corp	5.225	04/18/07	1,995,065
915,000	c	Park Avenue Receivables Corp	5.240	04/27/07	911,537
6,000,000	c	Park Avenue Receivables Corp	5.270	04/12/07	5,990,672
500,000	c	Park Avenue Receivables Corp	5.280	04/19/07	498,680
1,000,000	c	Private Export Funding Corp	5.170	06/26/07	987,718
1,515,000	c	Private Export Funding Corp	5.180	06/21/07	1,497,343
1,340,000	c	Private Export Funding Corp	5.190	07/31/07	1,316,625
4,000,000	c	Private Export Funding Corp	5.215	06/20/07	3,953,645
5,000,000	c	Procter & Gamble International S.C.A.	5.210	06/13/07	4,947,176
1,860,000	c	Procter & Gamble International S.C.A.	5.230	04/19/07	1,855,136
2,000,000	c	Procter & Gamble International S.C.A.	5.220	05/10/07	1,988,690
3,000,000	c	Procter & Gamble International S.C.A.	5.235	04/09/07	2,996,510
1,000,000	c	Procter & Gamble International S.C.A.	5.240	04/23/07	996,849
2,000,000		Rabobank	5.230	04/09/07	1,997,676
1,000,000	c	Ranger Funding Co LLC	5.230	06/11/07	989,685
5,145,000	c	Ranger Funding Co LLC	5.270	04/16/07	5,133,702
1,995,000	c	Ranger Funding Co LLC	5.260	04/23/07	1,988,587
4,000,000	c	Ranger Funding Co LLC	5.260	05/02/07	3,981,882
1,550,000	c	Scaldis Capital LLC	5.240	05/21/07	1,538,719
1,000,000	c	Scaldis Capital LLC	5.190	05/18/07	993,262
1,500,000	c	Scaldis Capital LLC	5.200	04/16/07	1,496,750
2,150,000	c	Sedna Finance, Inc	5.250	05/02/07	2,140,280
6,500,000	c	Sheffield Receivables Corp	5.240	04/20/07	6,482,024
5,000,000	c	Shell International Finance B.V.	5.200	06/27/07	4,937,842
4,710,000	c	Sigma Finance, Inc	5.210	05/02/07	4,688,869
2,745,000	c	Sigma Finance, Inc	5.220	07/16/07	2,702,809
1,300,000	c	Sigma Finance, Inc	5.210	05/10/07	1,292,663
3,000,000	c	Sigma Finance, Inc	5.240	05/16/07	2,980,350
2,100,000		Societe Generale North America, Inc	5.200	06/11/07	2,078,463
5,000,000		Societe Generale North America, Inc	5.210	06/20/07	4,942,111
1,035,000		Societe Generale North America, Inc	5.235	05/04/07	1,030,033
1,200,000		Societe Generale North America, Inc	5.240	04/02/07	1,199,825
1,000,000		Societe Generale North America, Inc	5.250	04/12/07	998,396
3,500,000		Swedish Export Credit Corp	5.220	04/12/07	3,494,418
3,000,000		Toronto-Dominion Holdings USA, Inc	5.220	08/07/07	2,944,320
2,385,000		Toyota Motor Credit Corp	5.195	07/05/07	2,352,304
5,000,000		Toyota Motor Credit Corp	5.220	06/14/07	4,946,350
2,700,000		Toyota Motor Credit Corp	5.235	04/24/07	2,690,970
1,365,000		UBS Finance, (Delaware), Inc	5.140	08/08/07	1,339,859
1,200,000		UBS Finance, (Delaware), Inc	5.240	05/07/07	1,193,712
2,500,000		UBS Finance, (Delaware), Inc	5.220	06/01/07	2,477,888
1,870,000		UBS Finance, (Delaware), Inc	5.225	06/06/07	1,852,087
4,000,000		UBS Finance, (Delaware), Inc	5.230	04/11/07	3,994,189
2,000,000		UBS Finance, (Delaware), Inc	5.235	04/05/07	1,998,851
3,725,000	c	Wal-Mart Stores, Inc	5.180	07/31/07	3,660,146
2,445,000	c	Wal-Mart Stores, Inc	5.195	06/19/07	2,417,127

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,500,000	c	Yorktown Capital LLC	5.245%	04/05/07	$3,497,960
1,300,000	c	Yorktown Capital LLC	5.255	04/02/07	1,299,810
2,800,000	c	Yorktown Capital LLC	5.255	04/27/07	2,789,373
3,540,000	c	Yorktown Capital LLC	5.240	05/01/07	3,524,542
1,868,000	c	Yorktown Capital LLC	5.255	05/03/07	1,859,274
		TOTAL COMMERCIAL PAPER			400,995,873

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.04%
400,000		Federal Home Loan Mortgage Corp (FHLMC)	5.105	05/29/07	396,710
1,065,000		Federal National Mortgage Association (FNMA)	5.140	04/27/07	1,061,047
3,445,000		FNMA	5.135	07/02/07	3,399,792
88,000		FNMA	5.120	07/10/07	86,748
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,944,297

VARIABLE NOTES - 8.27% ( i )
5,000,000		International Business Machines Corp	5.363	06/28/07	5,000,546
4,000,000		National City Bank of Indiana	5.365	06/04/07	4,000,506
4,000,000		PNC Bank NA	5.265	01/02/08	3,999,244
5,000,000		PNC Bank NA	5.135	09/27/07	4,872,338
6,405,000		Suntrust Bank	5.265	09/27/07	6,404,831
4,160,000		US Bank NA	5.255	02/08/08	4,159,268
3,000,000		US Bank NA	5.290	11/30/07	3,000,090
3,000,000		US Bank NA	5.290	12/05/07	3,000,341
4,890,000		Wells Fargo & Co	5.370	03/10/08	4,894,007
		TOTAL VARIABLE NOTES			39,331,171

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $474,436,317)			474,436,317

		TOTAL PORTFOLIO - 99.79%
		(Cost - $474,436,317)			474,436,317
		OTHER ASSETS & LIABILITIES, NET - 0.21%			999,197

		NET ASSETS - 100.00%			$475,435,514

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
		Act of 1933, as amended.
	i	Floating rate or variable rate securities reflects the rate at March 31, 2007

TIAA-CREF Lifecycle Funds - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.37%
4,996,895	TIAA-CREF Institutional Bond Fund	$49,869,009
3,323,820	TIAA-CREF Institutional Growth Equity Fund	25,327,512
438,181	TIAA-CREF Institutional High-Yield Fund II	4,469,444
1,640,835	TIAA-CREF Institutional Inflation-Linked Bond Fund	16,654,473
1,385,804	TIAA-CREF Institutional International Equity Fund	18,943,946
1,520,660	TIAA-CREF Institutional Large-Cap Value Fund	24,923,614
17,803	TIAA-CREF Institutional Real Estate Securities Fund	289,478
866,114	TIAA-CREF Institutional Short-Term Bond Fund II	8,704,447
316,787	TIAA-CREF Institutional Small-Cap Equity Fund	5,046,411
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	154,228,334
	(Cost $150,810,546)

	TOTAL PORTFOLIO - 99.37%	154,228,334
	(Cost $150,810,546)

	OTHER ASSETS & LIABILITIES, NET - 0.63%	978,168

	NET ASSETS - 100.00%	$155,206,502

1

TIAA-CREF Lifecycle Funds - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.83%
3,479,532	TIAA-CREF Institutional Bond Fund	$34,725,731
2,942,092	TIAA-CREF Institutional Growth Equity Fund	22,418,740
344,190	TIAA-CREF Institutional High-Yield Fund II	3,510,737
871,085	TIAA-CREF Institutional Inflation-Linked Bond Fund	8,841,518
1,256,523	TIAA-CREF Institutional International Equity Fund	17,176,668
1,368,392	TIAA-CREF Institutional Large-Cap Value Fund	22,427,937
9,937	TIAA-CREF Institutional Real Estate Securities Fund	161,575
353,493	TIAA-CREF Institutional Short-Term Bond Fund II	3,552,608
255,075	TIAA-CREF Institutional Small-Cap Equity Fund	4,063,342
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	116,878,856
	(Cost $113,512,093)

	TOTAL PORTFOLIO - 99.83%	116,878,856
	(Cost $113,512,093)

	OTHER ASSETS & LIABILITIES, NET - 0.17%	200,263

	NET ASSETS - 100.00%	$117,079,119

2

TIAA-CREF Lifecycle Funds - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.36%
3,303,621	TIAA-CREF Institutional Bond Fund	$32,970,141
2,871,312	TIAA-CREF Institutional Growth Equity Fund	21,879,398
299,401	TIAA-CREF Institutional High-Yield Fund II	3,053,886
265,140	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,691,167
1,162,604	TIAA-CREF Institutional International Equity Fund	15,892,798
1,315,744	TIAA-CREF Institutional Large-Cap Value Fund	21,565,042
5,751	TIAA-CREF Institutional Real Estate Securities Fund	93,504
74,446	TIAA-CREF Institutional Short-Term Bond Fund II	748,186
250,197	TIAA-CREF Institutional Small-Cap Equity Fund	3,985,640
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	102,879,762
	(Cost $99,923,495)

	TOTAL PORTFOLIO - 99.36%	102,879,762
	(Cost $99,923,495)

	OTHER ASSETS & LIABILITIES, NET - 0.64%	660,414

	NET ASSETS - 100.00%	$103,540,176

3

TIAA-CREF Lifecycle Funds - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.49%
2,468,563	TIAA-CREF Institutional Bond Fund	$24,636,255
2,391,086	TIAA-CREF Institutional Growth Equity Fund	18,220,073
173,359	TIAA-CREF Institutional High-Yield Fund II	1,768,263
10,352	TIAA-CREF Institutional Inflation-Linked Bond Fund	105,071
984,316	TIAA-CREF Institutional International Equity Fund	13,455,596
1,112,069	TIAA-CREF Institutional Large-Cap Value Fund	18,226,807
2,269	TIAA-CREF Institutional Real Estate Securities Fund	36,902
219,398	TIAA-CREF Institutional Small-Cap Equity Fund	3,495,006
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	79,943,973
	(Cost $77,569,142)

	TOTAL PORTFOLIO - 99.49%	79,943,973
	(Cost $77,569,142)

	OTHER ASSETS & LIABILITIES, NET - 0.51%	408,581

	NET ASSETS - 100.00%	$80,352,554

4

TIAA-CREF Lifecycle Funds - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.66%
1,871,444	TIAA-CREF Institutional Bond Fund	$18,677,008
2,331,602	TIAA-CREF Institutional Growth Equity Fund	17,766,806
203,450	TIAA-CREF Institutional High-Yield Fund II	2,075,186
15,228	TIAA-CREF Institutional Inflation-Linked Bond Fund	154,569
984,512	TIAA-CREF Institutional International Equity Fund	13,458,286
1,076,194	TIAA-CREF Institutional Large-Cap Value Fund	17,638,826
2,418	TIAA-CREF Institutional Real Estate Securities Fund	39,317
202,696	TIAA-CREF Institutional Small-Cap Equity Fund	3,228,945
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	73,038,943
	(Cost $70,741,666)

	TOTAL PORTFOLIO - 99.66%	73,038,943
	(Cost $70,741,666)

	OTHER ASSETS & LIABILITIES, NET - 0.34%	246,001

	NET ASSETS - 100.00%	$73,284,944

5

TIAA-CREF Lifecycle Funds - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.83%
1,077,147	TIAA-CREF Institutional Bond Fund	$10,749,931
1,805,089	TIAA-CREF Institutional Growth Equity Fund	13,754,778
151,930	TIAA-CREF Institutional High-Yield Fund II	1,549,689
10,473	TIAA-CREF Institutional Inflation-Linked Bond Fund	106,304
755,610	TIAA-CREF Institutional International Equity Fund	10,329,192
828,908	TIAA-CREF Institutional Large-Cap Value Fund	13,585,798
2,352	TIAA-CREF Institutional Real Estate Securities Fund	38,242
158,418	TIAA-CREF Institutional Small-Cap Equity Fund	2,523,600
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	52,637,534
	(Cost $50,869,679)

	TOTAL PORTFOLIO - 99.83%	52,637,534
	(Cost $50,869,679)

	OTHER ASSETS & LIABILITIES, NET - 0.17%	90,399

	NET ASSETS - 100.00%	$52,727,933

6

TIAA-CREF Lifecycle Funds - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 Fund
Statement of Investments (unaudited)
March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.66%
1,025,739	TIAA-CREF Institutional Bond Fund	$10,236,875
2,397,000	TIAA-CREF Institutional Growth Equity Fund	18,265,138
189,865	TIAA-CREF Institutional High-Yield Fund II	1,936,621
12,176	TIAA-CREF Institutional Inflation-Linked Bond Fund	123,587
1,024,082	TIAA-CREF Institutional International Equity Fund	13,999,200
1,119,113	TIAA-CREF Institutional Large-Cap Value Fund	18,342,262
3,545	TIAA-CREF Institutional Real Estate Securities Fund	57,648
226,745	TIAA-CREF Institutional Small-Cap Equity Fund	3,612,049
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	66,573,380
	(Cost $64,509,363)

	TOTAL PORTFOLIO - 99.66%	66,573,380
	(Cost $64,509,363)

	OTHER ASSETS & LIABILITIES, NET - 0.34%	227,005

	NET ASSETS - 100.00%	$66,800,385

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Dated: May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: May 24, 2007	By:	/s/ Philip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b)    Section 906 certification